[Prospectus Cover]


                                      [logo]     Pegasus Funds
                                                 Strength in Investing





P R O S P E C T U S



November 20, 1996




                          Pegasus
                            Funds

PROSPECTUS                                                   November 20, 1996
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                                 PEGASUS FUNDS
                                 P.O. Box 5142
                       Westborough, Massachusetts 01581


                   24 Hour yield and performance information
                        Purchase and Redemption orders:
                                (800) 688-3350

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Pegasus Funds (the "Trust") is offering in this Prospectus Class A shares,
Class B shares and Class I shares in the following nineteen investment portfolios (the "Funds"), divided into four general fund types: Asset Allocation; Equity; Bond; and Municipal Bond:

ASSET ALLOCATION FUNDS                   BOND FUNDS
The Managed Assets Conservative Fund     The Intermediate Bond Fund
The Managed Assets Balanced Fund         The Bond Fund
The Managed Assets Growth Fund           The Short Bond Fund
                                         The Income Fund
EQUITY FUNDS                             The International Bond Fund
The Equity Income Fund
The Growth Fund                          MUNICIPAL BOND FUNDS
The Mid-Cap Opportunity Fund             The Municipal Bond Fund
The Small-Cap Opportunity Fund           The Intermediate Municipal Bond Fund
The Intrinsic Value Fund                 The Michigan Municipal Bond Fund
The Growth and Value Fund
The Equity Index Fund
The International Equity Fund

      This Prospectus sets forth concisely information that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by writing to the Trust at the above address. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

      Investors should recognize that the share price, yield and investment return of each Fund fluctuate and are not guaranteed.

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, FIRST CHICAGO NBD CORPORATION OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

  3 Highlights

  4 Fund Expenses

 14 Financial Highlights

 45 Description of the Funds

 53 How to Buy Shares

 57 Shareholder Services

 60 How to Redeem Shares

 62 Management of the Funds

 65 Distribution and Shareholder
    Services Plans

 66 Dividends and Distributions

 66 Taxes

 67 Performance Information

 71 General Information

A-1 Supplemental Information

                                   HIGHLIGHTS

The following summary is qualified in its entirety by the more detailed information appearing elsewhere in this Prospectus.

Investment Objectives and Management Policies

Each Fund's investment objective is set forth on pages 12 and 13 of this Prospectus. Each Asset Allocation Fund will invest substantially all of its assets (other than securities it holds as of the date of this Prospectus and certain other direct investments) in Class I shares in each of the Funds described in this Prospectus, other than the Municipal Bond Funds, and in Class I shares in the Pegasus Money Market Fund, a diversified portfolio of the Trust also described in this Prospectus whose shares are offered by a separate Prospectus (the "Money Market Fund") (collectively, the "Underlying Funds").

Investment Adviser

First Chicago NBD Investment Management Company ("FCNIMCO") is the investment adviser to each of the Funds (the "Investment Adviser"). Each Fund has agreed to pay the Investment Adviser an annual fee as set forth under "Management of the Funds."

Description of Classes

Each Fund offers Class A shares, Class B shares and Class I shares. Each share represents an identical pro rata interest in a Fund's investment portfolio.

      Class A shares are sold at net asset value per share plus an initial sales charge imposed at the time of purchase. The initial sales charge may be reduced or waived for certain purchases. Class A shares of each Fund are subject to a shareholder servicing fee.

      Class B shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class B shares may be subject to a contingent deferred sales charge ("CDSC") and are subject to a distribution fee and shareholder servicing fee.

      Class I shares are sold at net asset value with no sales charge to certain qualified trust, custody and/or agency account clients of The First National Bank of Chicago ("FNBC"), NBD Bank ("NBD") or their affiliates, qualified retirement, profit sharing, 401(K) or other employee benefit plans or other programs and the Asset Allocation Funds.

      See "How to Buy Shares" on page 53 of this Prospectus.

How To Buy Shares

First Data Investor Services Group, Inc. serves as the Trust's Transfer and Dividend Disbursing Agent (the "Transfer Agent").

      Class A and Class B shares may be purchased through a number of institutions including the Investment Adviser, NBD, FNBC, American National Bank and Trust Company ("ANB") and their affiliates, including First Chicago NBD Investment Services, Inc. ("FCNIS"), a registered broker-dealer, BISYS Fund Services (the "Distributor" or "BISYS"), which serves the Trust as its distributor, and certain banks, securities dealers and other industry professionals such as investment advisers, accountants and estate planning firms (collectively, "Service Agents").

      Investors purchasing Class I shares through their Fiduciary Accounts (as defined under "How to Buy Shares") at the Investment Adviser, NBD, First Chicago NBD Corporation ("FCN"), FNBC, ANB or their affiliates should contact such entity directly for appropriate instructions, as well as for information about conditions pertaining to the account and any related fees. Class I shares may be purchased for a Fiduciary Account or Eligible Retirement Plan (as defined under "How to Buy Shares") only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Account or Plan.

      The minimum initial investment is $1,000. All subsequent investments must be at least $100.

      See "How to Buy Shares" on page 53 of this Prospectus.

Shareholder Services

The Funds offer shareholders certain services and privileges including:
Exchange Privilege, Letter of Intent and Automatic Investment Plan. Certain services and privileges may not be available through all Service Agents.

      See "Shareholder Services" on page 57 of this Prospectus.

How To Redeem Shares

Generally, investors should contact their representatives at the Investment Adviser, NBD, FNBC, ANB or appropriate Service Agent for redemption instructions. Investors who are not clients of the Investment Adviser, NBD, FNBC, ANB or a Service Agent may redeem Fund shares by written request to the transfer agent.

      See "How to Redeem Shares" on page 60 of this Prospectus.

FUND EXPENSES

The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear, the payment of which will reduce an investor's return on an annual basis.

EXPENSE TABLE

                                            Class A                                    Class B              Class I
                         -------------------------------------------------  -----------------------------  ---------
                                                         Bond,
                                                 International                             Equity
                                 Equity Index,           Bond,                             Index,
                                       Income,       Municipal                            Income,
                                  Intermediate        Bond and                       Intermediate
                                      Bond and        Michigan                           Bond and
                         Short    Intermediate       Municipal               Short   Intermediate     All
SHAREHOLDER               Bond       Municipal            Bond   All Other    Bond      Municipal   Other       All
TRANSACTION EXPENSES      Fund      Bond Funds           Funds       Funds    Fund     Bond Funds   Funds     Funds
--------------------     -----    ------------    ------------   ---------   -----   ------------   -----     -----
Maximum Sales Charge
  Imposed on Purchases
  (as a percentage of
  offering price)         1.00%       3.00%           4.50%         5.00%     None       None        None     None
Sales Charge on
  Reinvested Dividends    None        None            None          None      None       None        None     None
Maximum Deferred Sales
  Charge Imposed On
  Redemptions (as a
  percentage of the
  amount subject to
  charge)                 None*       None*           None*         None*     1.00%      3.00%       5.00%    None
Redemption Fees           None        None            None          None      None       None        None     None
Exchange Fees             None        None            None          None      None       None        None     None

* A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

ANNUAL FUND OPERATING EXPENSES

(as a percentage of average daily net assets)

 Class A Shares
                                               Management                                                Total
                                                     Fees       12b-1                Other           Operating
                                            After Waivers        Fees          Expenses(1)         Expenses(1)
                                            -------------       -----          -----------         -----------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund            0.57% (2)(3)        None           0.65% (2)(3)         1.22% (2)(3)
Managed Assets Balanced Fund                0.61% (2)(3)        None           0.60% (2)(3)         1.21% (2)(3)
Managed Assets Growth Fund                  0.14% (2)(3)        None           1.06% (2)(3)         1.20% (2)(3)

EQUITY FUNDS:
Equity Income Fund                          0.50%               None           0.45%                0.95% (4)
Growth Fund                                 0.60%               None           0.44%                1.04% (4)
Mid-Cap Opportunity Fund                    0.60%               None           0.46%                1.06% (4)
Small-Cap Opportunity Fund                  0.70%               None           0.50%                1.20% (4)
Intrinsic Value Fund                        0.60%               None           0.46%                1.06% (4)
Growth and Value Fund                       0.60%               None           0.45%                1.05% (4)
Equity Index Fund                           0.10%               None           0.44%                0.54% (4)
International Equity Fund                   0.80%               None           0.50%                1.30% (4)

BOND FUNDS:
Intermediate Bond Fund                      0.40%               None           0.45%                0.85% (4)
Bond Fund                                   0.40%               None           0.44%                0.84% (4)
Short Bond Fund                             0.35%               None           0.47%                0.82% (4)
Income Fund                                 0.40%               None           0.47%                0.87% (4)
International Bond Fund                     0.13% (4)           None           0.96%                1.09% (4)

MUNICIPAL BOND FUNDS:
Municipal Bond Fund                         0.40%               None           0.45%                0.85% (4)
Intermediate Municipal Bond Fund            0.40%               None           0.45%                0.85% (4)
Michigan Municipal Bond Fund                0.40%               None           0.54%                0.94% (4)

(1) Other Expenses and Total Operating Expenses: for each Fund have been restated to reflect current expenses; and for the Asset Allocation Funds include expenses (including management fees) borne indirectly by those Funds in connection with such Funds' investments in the Underlying Funds.

(2) Management Fees After Waivers, Other Expenses and Total Operating Expenses of the Asset Allocation Funds have been calculated based upon certain assumptions, including assumptions about the allocation of each Asset Allocation Fund's assets among the Underlying Funds. Management Fees After Waivers and Other Expenses of the Asset Allocation Funds will differ from the amounts shown depending upon the actual allocation of an Asset Allocation Fund's assets among the Underlying Funds.

(3) The Investment Adviser has undertaken to waive fees and reimburse expenses until at least December 31, 1996 to the extent Total Operating Expenses applicable to Class A shares of an Asset Allocation Fund exceed the amount shown in the table. The Investment Adviser may terminate such fee waivers and expense reimbursements at any time after December 31, 1996. Without such waivers and reimbursements, and without changing the asset allocation assumptions, Management Fees, Other Expenses and Total Operating Expenses applicable to Class A shares would have been 0.65%, 0.80% and 1.45%, respectively, for the Managed Assets Conservative Fund, 0.65%, 0.79% and 1.44%, respectively, for the Managed Assets Balanced Fund, and 0.65%, 1.80% and 2.45%, respectively, for the Managed Assets Growth Fund. Such amounts would differ depending upon the actual allocation of an Asset Allocation Fund's assets among the Underlying Funds.

(4) The Investment Adviser has undertaken to waive fees and reimburse expenses until at least December 31, 1996 to the extent Total Operating Expenses applicable to Class A shares of the Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, Income, International Bond, Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds exceed 1.14%, 1.34%, 1.36%, 1.75%, 1.27%, 1.27%, 0.60%, 1.71%, 1.05%, 1.09%, 0.86%, 1.09%, 1.48%, 0.97%,
    0.99% and 0.94%, respectively. The Investment Adviser may terminate such fee waivers and expense reimbursements at any time after December 31, 1996. Without such waivers and reimbursements: Total Operating Expenses and Management Fees applicable to Class A shares of the International Bond Fund would have been 1.66% and 0.70%, respectively; and Total Operating Expenses applicable to Class A shares of the above-mentioned Funds would have remained the same.

Example

Based upon the assumptions in the foregoing chart, an investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                   1 Year   3 Years   5 Years   10 Years
                                   ------   -------   -------   --------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund     $62      $87       $114      $191
Managed Assets Balanced Fund         $62      $87       $114      $190
Managed Assets Growth Fund           $62      $86       $113      $189

EQUITY FUNDS:
Equity Income Fund                   $59      $79       $100      $161
Growth Fund                          $60      $82       $105      $171
Mid-Cap Opportunity Fund             $60      $82       $106      $173
Small-Cap Opportunity Fund           $62      $86       $113      $189
Intrinsic Value Fund                 $60      $82       $106      $173
Growth and Value Fund                $60      $82       $105      $172
Equity Index Fund                    $35      $47       $ 59      $ 96
International Equity Fund            $63      $89       $118      $200

BOND FUNDS:
Intermediate Bond Fund               $38      $56       $ 76      $132
Bond Fund                            $53      $71       $ 90      $144
Short Bond Fund                      $18      $36       $ 55      $110
Income Fund                          $39      $57       $ 77      $134
International Bond Fund              $56      $78       $103      $172

MUNICIPAL BOND FUNDS:
Municipal Bond Fund                  $53      $71       $ 90      $145
Intermediate Municipal Bond Fund     $38      $56       $ 76      $132
Michigan Municipal Bond Fund         $54      $74       $ 95      $156

ANNUAL FUND OPERATING EXPENSES

(as a percentage of average daily net assets)

 Class B Shares
                                         Management                                      Total
                                               Fees       12b-1         Other        Operating
                                      After Waivers        Fees   Expenses(1)      Expenses(1)
                                      -------------       -----   -----------      -----------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund        0.57% (2)(3)      0.75%   0.65% (2)(3)      1.97% (2)(3)
Managed Assets Balanced Fund            0.61% (2)(3)      0.75%   0.60% (2)(3)      1.96% (2)(3)
Managed Assets Growth Fund              0.14% (2)(3)      0.75%   1.06% (2)(3)      1.95% (2)(3)

EQUITY FUNDS:
Equity Income Fund                      0.50%             0.75%   0.45%             1.70% (4)
Growth Fund                             0.60%             0.75%   0.44%             1.79% (4)
Mid-Cap Opportunity Fund                0.60%             0.75%   0.46%             1.81% (4)
Small-Cap Opportunity Fund              0.70%             0.75%   0.50%             1.95% (4)
Intrinsic Value Fund                    0.60%             0.75%   0.46%             1.81% (4)
Growth and Value Fund                   0.60%             0.75%   0.45%             1.80% (4)
Equity Index Fund                       0.10%             0.75%   0.44%             1.29% (4)
International Equity Fund               0.80%             0.75%   0.50%             2.05% (4)

BOND FUNDS:
Intermediate Bond Fund                  0.40%             0.75%   0.45%             1.60% (4)
Bond Fund                               0.40%             0.75%   0.44%             1.59% (4)
Short Bond Fund                         0.35%             0.75%   0.47%             1.57% (4)
Income Fund                             0.40%             0.75%   0.47%             1.62% (4)
International Bond Fund                 0.13% (4)         0.75%   0.96%             1.84% (4)

MUNICIPAL BOND FUNDS:
Municipal Bond Fund                     0.40%             0.75%   0.45%             1.60% (4)
Intermediate Municipal Bond Fund        0.40%             0.75%   0.45%             1.60% (4)
Michigan Municipal Bond Fund            0.40%             0.75%   0.54%             1.69% (4)

(1) Other Expenses and Total Operating Expenses: for each Fund have been restated to reflect current expenses; and for the Asset Allocation Funds include expenses (including management fees) borne indirectly by those Funds in connection with such Funds' investments in the Underlying Funds.

(2) Management Fees After Waivers, Other Expenses and Total Operating Expenses of the Asset Allocation Funds have been calculated based upon certain assumptions, including assumptions about the allocation of each Asset Allocation Fund's assets among the Underlying Funds. Management Fees After Waivers and Other Expenses of the Asset Allocation Funds will differ from the amounts shown depending upon the actual allocation of an Asset Allocation Fund's assets among the Underlying Funds.

(3) The Investment Adviser has undertaken to waive fees and reimburse expenses until at least December 31, 1996 to the extent Total Operating Expenses applicable to Class B shares of an Asset Allocation Fund exceed the amount shown in the table. The Investment Adviser may terminate such fee waivers and expense reimbursements at any time after December 31, 1996. Without such waivers and reimbursements, and without changing the asset allocation assumptions, Management Fees, Other Expenses and Total Operating Expenses applicable to Class B shares would have been 0.65%, 1.55% and 2.20%, respectively, for the Managed Assets Conservative Fund, 0.65%, 1.54% and 2.19%, respectively, for the Managed Assets Balanced Fund, and 0.65%, 2.55% and 3.20%, respectively, for the Managed Assets Growth Fund. Such amounts would differ depending upon the actual allocation of an Asset Allocation Fund's assets among the Underlying Funds.

(4) The Investment Adviser has undertaken to waive fees and reimburse expenses until at least December 31, 1996 to the extent Total Operating Expenses applicable to Class B shares of the Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, Income, International Bond, Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds exceed 1.89%, 2.09%, 2.11%, 2.50%, 2.02%, 2.02%, 1.36%, 2.46%, 1.80%, 1.84%, 1.61%, 1.84%, 2.23%, 1.72%,
    1.74% and 1.69%, respectively. The Investment Adviser may terminate such fee waivers and expense reimbursements at any time after December 31, 1996. Without such waivers and reimbursements: Total Operating Expenses and Management Fees applicable to Class B shares of the International Bond Fund would have been 2.41% and 0.70%, respectively; and Total Operating Expenses applicable to Class B shares of the above-mentioned Funds would have remained the same.


Example

Based upon the assumptions in the foregoing chart, an investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                    1 Year   3 Years    5 Years    10 Years
                                    ------   -------    -------    --------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund   $70/$20*  $92/$62*  $127/$107*    $202+
Managed Assets Balanced Fund       $70/$20*  $92/$62*  $127/$107*    $201+
Managed Assets Growth Fund         $70/$20*  $92/$62*  $126/$106*    $200+

EQUITY FUNDS:
Equity Income Fund                 $67/$17*  $84/$54*  $ 113/$93*    $173+
Growth Fund                        $68/$18*  $87/$57*  $ 118/$98*    $183+
Mid-Cap Opportunity Fund           $69/$19*  $87/$57*  $ 119/$99*    $185+
Small-Cap Opportunity Fund         $70/$20*  $92/$62*  $126/$106*    $200+
Intrinsic Value Fund               $69/$19*  $87/$57*  $ 119/$99*    $185+
Growth and Value Fund              $68/$18*  $87/$57*  $ 118/$98*    $184+
Equity Index Fund                  $43/$13*  $61/$41*  $  81/$71*    $116+
International Equity Fund          $71/$21*  $95/$65*  $131/$111*    $211+

BOND FUNDS:
Intermediate Bond Fund             $46/$16*  $71/$51*  $  98/$88*    $152+
Bond Fund                          $66/$16*  $81/$51*  $ 107/$87*    $160+
Short Bond Fund                    $26/$16*  $    50+  $      86+    $150+
Income Fund                        $47/$17*  $71/$51*  $  99/$89*    $155+
International Bond Fund            $69/$19*  $88/$58*  $120/$100*    $188+

MUNICIPAL BOND FUNDS:
Municipal Bond Fund                $66/$16*  $81/$51*  $ 108/$88*    $161+
Intermediate Municipal Bond Fund   $46/$16*  $71/$51*  $  98/$88*    $152+
Michigan Municipal Bond Fund       $67/$17*  $84/$54*  $ 112/$92*    $171+

 * Assuming no redemption of Class B shares.

 + Assumes conversion to Class A shares.

                                       8

ANNUAL FUND OPERATING EXPENSES

(as a percentage of average daily net assets)

 Class I Shares
                                      Management                                         Total
                                            Fees       12b-1            Other        Operating
                                   After Waivers        Fees      Expenses(1)      Expenses(1)
                                   -------------       -----      -----------      -----------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund        0.57% (2)(3)   None       0.40% (2)(3)      0.97% (2)(3)
Managed Assets Balanced Fund            0.61% (2)(3)   None       0.35% (2)(3)      0.96% (2)(3)
Managed Assets Growth Fund              0.14% (2)(3)   None       0.81% (2)(3)      0.95% (2)(3)

EQUITY FUNDS:
Equity Income Fund                      0.50%          None       0.20%             0.70% (4)
Growth Fund                             0.60%          None       0.19%             0.79% (4)
Mid-Cap Opportunity Fund                0.60%          None       0.21%             0.81% (4)
Small-Cap Opportunity Fund              0.70%          None       0.25%             0.95% (4)
Intrinsic Value Fund                    0.60%          None       0.21%             0.81% (4)
Growth and Value Fund                   0.60%          None       0.20%             0.80% (4)
Equity Index Fund                       0.10%          None       0.19%             0.29% (4)
International Equity Fund               0.80%          None       0.25%             1.05% (4)

BOND FUNDS:
Intermediate Bond Fund                  0.40%          None       0.20%             0.60% (4)
Bond Fund                               0.40%          None       0.19%             0.59% (4)
Short Bond Fund                         0.35%          None       0.22%             0.57% (4)
Income Fund                             0.40%          None       0.22%             0.62% (4)
International Bond Fund                 0.13% (4)      None       0.71%             0.84% (4)

MUNICIPAL BOND FUNDS:
Municipal Bond Fund                     0.40%          None       0.20%             0.60% (4)
Intermediate Municipal Bond Fund        0.40%          None       0.20%             0.60% (4)
Michigan Municipal Bond Fund            0.40%          None       0.29%             0.69% (4)

(1) Other Expenses and Total Operating Expenses: for each Fund have been restated to reflect current expenses; and for the Asset Allocation Funds include expenses (including management fees) borne indirectly by those Funds in connection with such Funds' investments in the Underlying Funds.

(2) Management Fees After Waivers, Other Expenses and Total Operating Expenses of the Asset Allocation Funds have been calculated based upon certain assumptions, including assumptions about the allocation of each Asset Allocation Fund's assets among the Underlying Funds. Management Fees After Waivers and Other Expenses of the Asset Allocation Funds will differ from the amounts shown depending upon the actual allocation of an Asset Allocation Fund's assets among the Underlying Funds.

(3) The Investment Adviser has undertaken to waive fees and reimburse expenses until at least December 31, 1996 to the extent Total Operating Expenses applicable to Class I shares of the Managed Assets Conservative, Managed Assets Balanced and Managed Assets Growth Funds exceed the amount shown in the table. The Investment Adviser may terminate such fee waivers and expense reimbursements at any time after December 31, 1996. Without such waivers and reimbursements, and without changing the asset allocation assumptions, Management Fees, Other Expenses and Total Operating Expenses applicable to Class I shares would have been 0.65%, 0.55% and 1.20%, respectively, for the Managed Assets Conservative Fund, 0.65%, 0.54% and 1.19%, respectively, for the Managed Assets Balanced Fund and 0.65%, 1.55% and 2.20%, respectively, for the Managed Assets Growth Fund. Such amounts would differ depending upon the actual allocation of an Asset Allocation Fund's assets among the Underlying Funds.

(4) The Investment Adviser has undertaken to waive fees and reimburse expenses until at least December 31, 1996 to the extent Total Operating Expenses applicable to Class I shares of the Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, Income, International Bond, Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds exceed 1.01%, 0.98%, 0.92%, 1.10%, 1.01%, 1.01%, 0.37%, 1.18%, 0.61%, 0.93%, 0.65%, 0.93%, 0.84%, 0.70%,
    0.75% and 0.85%, respectively. The Investment Adviser may terminate such fee waivers and expense reimbursements at any time after December 31, 1996. Without such waivers and reimbursements: Total Operating Expenses and Management Fees applicable to Class I shares of the International Bond Fund would have been 1.41% and 0.70%, respectively; and Total Operating Expenses applicable to Class I shares of the above-mentioned Funds would have remained the same.

Example

Based upon the assumptions in the foregoing chart, an investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                                   1 Year   3 Years   5 Years   10 Years
                                   ------   -------   -------   --------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund     $10      $31       $54       $119
Managed Assets Balanced Fund         $10      $31       $53       $118
Managed Assets Growth Fund           $10      $30       $53       $117

EQUITY FUNDS:
Equity Income Fund                   $ 7      $22       $39       $ 87
Growth Fund                          $ 8      $25       $44       $ 98
Mid-Cap Opportunity Fund             $ 8      $26       $45       $100
Small-Cap Opportunity Fund           $10      $30       $53       $117
Intrinsic Value Fund                 $ 8      $26       $45       $100
Growth and Value Fund                $ 8      $26       $45       $ 99
Equity Index Fund                    $ 3      $ 9       $16       $ 37
International Equity Fund            $11      $34       $58       $129

BOND FUNDS:
Intermediate Bond Fund               $ 6      $19       $34       $ 75
Bond Fund                            $ 6      $19       $33       $ 74
Short Bond Fund                      $ 6      $18       $32       $ 72
Income Fund                          $ 6      $20       $35       $ 78
International Bond Fund              $ 9      $27       $47       $104

MUNICIPAL BOND FUNDS:
Municipal Bond Fund                  $ 6      $19       $34       $ 75
Intermediate Municipal Bond Fund     $ 6      $19       $34       $ 75
Michigan Municipal Bond Fund         $ 7      $22       $39       $ 86

      THE AMOUNTS LISTED IN THE EXAMPLES SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. THE MANAGED ASSETS GROWTH FUND IS NEW AND THE ABOVE FIGURES ARE BASED ON ADJUSTMENTS AND EXPENSES EXPECTED TO BE INCURRED DURING THE FUND'S CURRENT FISCAL YEAR. MOREOVER, WHILE EACH EXAMPLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

      Long-term investors in Class B shares of a Fund could pay more in 12b-1 fees than the economic equivalent of paying a front-end sales charge. Investors in the Asset Allocation Funds should recognize that they may invest directly in the Underlying Funds and that by investing in Underlying Funds through the Asset Allocation Funds, an investor may pay more than would otherwise have been paid by direct investment in the Underlying Funds. The Investment Adviser, NBD, FNBC, ANB and their affiliates and certain Service Agents may charge their clients fees which are not reflected in the foregoing tables in connection with an investment in the Funds.

                                 PEGASUS FUNDS

Asset Allocation Funds

These Funds offer investors a convenient means of investing in shares of the Underlying Funds in order to achieve a target asset allocation in the Equity, Debt and Cash Equivalent market sectors.

      The Managed Assets Conservative Fund seeks to provide long-term total return; capital appreciation is a secondary consideration.

      The Managed Assets Balanced Fund seeks to achieve long-term total return through a combination of capital appreciation and current income.

      The Managed Assets Growth Fund seeks to achieve long-term total return; current income is a secondary consideration.

Equity Funds

These Funds will invest principally in common stocks, preferred stocks and convertible securities, including those in the form of depository receipts, as well as warrants to purchase such securities (collectively, "Equity Securities"):

      The Equity Income Fund seeks to provide income; capital appreciation and growth of earnings are secondary, but nonetheless important, goals. In seeking to achieve its objective, this Fund will invest primarily in income-producing Equity Securities of domestic issuers.

      The Growth Fund seeks long-term capital appreciation. In seeking to achieve its objective, this Fund will invest primarily in Equity Securities of domestic issuers believed by the Investment Adviser to have above-average growth characteristics.

      The Mid-Cap Opportunity Fund seeks to achieve long-term capital appreciation. In seeking to achieve its objective, this Fund will invest primarily in Equity Securities of companies with intermediate market capitalizations.

      The Small-Cap Opportunity Fund seeks long-term capital appreciation. In seeking to achieve its objective, this Fund will invest primarily in Equity Securities of companies with small capitalizations.

      The Intrinsic Value Fund seeks to provide long-term capital appreciation. In seeking to achieve its objective, this Fund will invest primarily in Equity Securities believed by the Investment Adviser to represent a value or potential worth which is not fully recognized by prevailing market prices.

      The Growth and Value Fund seeks to achieve long-term capital growth, with income a secondary consideration. In seeking to achieve its objective, this Fund will invest primarily in Equity Securities of larger companies that are attractively priced relative to their growth potential.

      The Equity Index Fund seeks to provide an investment return which substantially duplicates the price and yield performance of domestically traded common stock in the aggregate, as represented by the Standard & Poor's Composite Stock Price Index (the "S&P 500 Index").

      The International Equity Fund seeks to achieve long-term capital appreciation. In seeking to achieve its objective, this Fund will invest primarily in Equity Securities of foreign issuers.

Bond Funds

These Funds will invest principally in a broad range of debt securities ("Debt Securities"). Debt Securities in which the Bond Funds normally invest include: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) corporate, bank and commercial obligations; (iii) securities issued or guaranteed by foreign governments, their agencies or instrumentalities; (iv) securities issued by supranational banks; (v) mortgage backed securities; (vi) securities representing interests in pools of assets; and (vii) variable-rate bonds, zero coupon bonds, debentures, and various types of demand instruments. Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may include mortgage backed securities, as well as "stripped securities" (both interest-only and principal-only) and custodial receipts for Treasury securities:

      The Intermediate Bond Fund seeks to maximize total rate of return while providing relative stability of principal by investing predominately in intermediate-term Debt Securities. While the Fund may purchase securities with maturities or average lives of up to 15 years, during normal market conditions, its average portfolio maturity is expected to be between 3 and 6 years.

      The Bond Fund seeks to maximize total rate of return by investing predominately in intermediate and long-term Debt Securities. During normal market conditions, the Fund's average weighted portfolio maturity is expected to be between 6 and 12 years.

      The Short Bond Fund seeks to maximize total rate of return while providing relative stability of principal. While the Fund may purchase Debt Securities with maturities or average lives of up to 10 years, during normal market conditions, its average weighted portfolio maturity will be limited to a maximum of 3 years.

      The Income Fund seeks to provide as high a level of current income as is consistent with relative stability of principal. In seeking to achieve its objective, this Fund will invest primarily in a portfolio of U.S.

dollar denominated investment grade Debt Securities of domestic and foreign issuers which, under normal market conditions, will have a dollar-weighted average maturity expected to range between 3 and 10 years.

      The International Bond Fund seeks both long-term capital appreciation and current income. In seeking to achieve its objective, the Fund will invest primarily in investment grade Debt Securities of foreign issuers.

Municipal Bond Funds

These Funds will invest principally in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their respective political subdivisions, agencies (including multi-state agencies), instrumentalities and authorities, the interest from which is, in the opinion of bond counsel for the issuers, exempt from regular federal income tax ("Municipal Obligations"):

      The Municipal Bond Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. In seeking to achieve its objective, this Fund will invest primarily in a portfolio of investment grade Municipal Obligations without regard to maturity.

      The Intermediate Municipal Bond Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. In seeking to achieve its objective, this Fund will invest primarily in a portfolio of investment grade Municipal Obligations which, under normal conditions, will have a dollar-weighted average maturity expected to range between 3 and 10 years.

      The Michigan Municipal Bond Fund seeks to provide as high a level of current income exempt from federal, and to the extent possible, from State of Michigan income taxes as is consistent with relative stability of principal. In seeking to achieve its objective, this Fund will invest primarily in a portfolio of investment grade debt obligations issued by the State of Michigan, its political subdivisions, municipalities, corporations and authorities, and certain territories and possessions of the United States; the interest on which is, in the opinion of bond counsel to the issuers, exempt from federal and State of Michigan income taxes ("Michigan Municipal Obligations") without regard to maturity.

BACKGROUND ON SHARE CLASSES

Shares of each of the Funds have been classified into three separate classes of shares -- Class A shares, Class B shares and Class I shares. Each share represents an equal proportionate interest in the related Fund. Prior to July 22, 1996, Class A shares and Class I shares for each of the Managed Assets Balanced, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond and Michigan Municipal Bond Funds had the same expense ratio. Accordingly, the financial data shown in the tables below under "Financial Highlights" are identical for the Class A shares and Class I shares in these Funds. Effective July 22, 1996, the Trust began to allocate such Funds' shareholder servicing expenses attributable to Class A shares exclusively to such shares. See "Shareholder Services Plan" under "Distribution and Shareholder Services Plans" for a description of the impact that the above may have on holders of Class A shares and Class I shares.

                              FINANCIAL HIGHLIGHTS

      The tables below provide supplementary information to the Funds' financial statements contained in their Statement of Additional Information and set forth certain information concerning the historic investment results of Fund shares. They present a per share analysis of how each Fund's net asset value has changed during the periods presented. The tables, with respect to the Managed Assets Conservative, Equity Income, Growth, Small-Cap Opportunity, Income, International Bond, Municipal Bond and Intermediate Municipal Bond Funds, have been derived from the financial statements which have been audited by Ernst & Young LLP, such Funds' prior independent auditors and, with respect to the Managed Assets Balanced, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond and Michigan Municipal Bond Funds, have been derived from such Funds' financial statements which have been audited by Arthur Andersen LLP, the Trust's independent public accountants, whose reports thereon are contained in the Statement of Additional Information along with the financial statements. The financial data included in these tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information. Further information about the performance of the Funds is available in annual reports to shareholders. The Statement of Additional Information and annual reports to shareholders may be obtained from the Trust free of charge by calling (800) 688-3350.

Managed Assets Conservative Fund *
Class A Shares
                                                      For the Six
                                                     Months Ended                  For the Year Ended December 31,
                                                         June 30,         ------------------------------------------------------
                                                             1996           1995       1994        1993       1992        1991
                                                     ------------           ----       ----        ----       ----        ----
                                                      (Unaudited)
Net asset value, beginning of year                        $ 14.54         $ 12.13    $ 13.11     $ 12.68    $ 12.56     $ 10.79
                                                          -------         -------    -------     -------    -------     -------
Income from investment operations:
Net investment income                                        0.27            0.64       0.73        0.72       0.79        0.83
Net realized and unrealized gains (losses) on
 investments                                                 0.28            2.48      (0.98)       0.61       0.26        1.77
                                                          -------         -------    -------     -------    -------     -------
  Total from investment operations                           0.55            3.12      (0.25)       1.33       1.05        2.60
                                                          -------         -------    -------     -------    -------     -------
Less distributions:
From net investment income                                  (0.23)          (0.68)     (0.72)      (0.72)     (0.77)      (0.83)
From net realized gains                                        --           (0.03)     (0.01)      (0.18)     (0.16)         --
                                                          -------         -------    -------     -------    -------     -------
  Total distributions                                       (0.23)          (0.71)     (0.73)      (0.90)     (0.93)      (0.83)
                                                          -------         -------    -------     -------    -------     -------
Net asset value, end of year                              $ 14.86         $ 14.54    $ 12.13     $ 13.11    $ 12.68     $ 12.56
                                                          =======         =======    =======     =======    =======     =======
  Total Return(a)                                            3.82%++        26.40%     (1.92)%     10.70%      8.68%      24.87%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                 $56,764         $51,997    $44,367     $51,586    $34,262     $14,038
Ratio of expenses to average net assets                      1.25%+          1.17%      0.63%       0.39%      0.02%         --
Ratio of net investment income to average net assets         3.76%+          4.88%      5.77%       5.54%      6.24%       7.04%
Ratio of expenses to average net assets(b)                   1.43%(c)+       1.54%      1.67%       1.65%      1.88%       2.16%
Ratio of net investment income to average net
 assets(b)                                                   3.59%+          4.51%      4.73%       4.28%      4.38%       4.88%
Portfolio turnover rate                                      7.44%++         8.23%     28.69%      16.40%     22.14%      26.02%

 * The Fund was formerly known as the Prairie Managed Assets Income Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history. On March 3, 1995, all of the assets and liabilities of the First Prairie Diversified Asset Fund were transferred to the Prairie Fund. The financial data provided above for periods prior to such date are for the First Prairie Diversified Asset Fund.

(a) Total returns as presented do not include any applicable sales load.

(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not Annualized.

Managed Assets Conservative Fund *

Class A Shares (continued)
                                                                For the Year Ended December 31,
                                                      --------------------------------------------------
                                                        1990      1989       1988      1987      1986(c)
                                                        ----      ----       ----      ----      -------
Net asset value, beginning of year                    $ 11.54   $ 10.66    $  9.73   $ 10.75    $ 10.00
                                                      -------   -------    -------   -------    -------
Income from investment operations:
Net investment income                                    0.86      0.88       0.78      0.70       0.63
Net realized and unrealized gains (losses) on
 investments                                            (0.54)     1.10       0.92     (0.85)      0.70
                                                      -------   -------    -------   -------    -------
  Total from investment operations                        .32      1.98       1.70     (0.15)      1.33
                                                      -------   -------    -------   -------    -------
Less distributions:
From net investment income                              (0.88)    (0.89)     (0.74)    (0.77)     (0.58)
From net realized gains                                 (0.19)    (0.21)     (0.03)    (0.10)        --
                                                      -------   -------    -------   -------    -------
  Total distributions                                   (1.07)    (1.10)     (0.77)    (0.87)     (0.58)
                                                      -------   -------    -------   -------    -------
Net asset value, end of year                          $ 10.79   $ 11.54    $ 10.66   $  9.73    $ 10.75
                                                      =======   =======    =======   =======    =======
  Total return(a)                                        2.94%    19.08%     17.78%    (1.73)%    13.59%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)             $ 8,950   $ 7,407    $ 5,890   $ 4,989    $ 2,212
Ratio of expenses to average net assets                    --        --         --        --         --
Ratio of net investment income to average net assets     7.71%     7.74%      7.38%     6.61%      5.90%++
Ratio of expenses to average net assets(b)               2.58%     2.96%      2.62%     2.69%      1.41%++
Ratio of net investment income to average net
 assets(b)                                               5.13%     4.78%      4.76%     3.92%      4.49%++
Portfolio turnover rate                                 29.97%    49.46%     15.71%    23.99%     15.19%++

 * The Fund was formerly known as the Prairie Managed Assets Income Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history. On March 3, 1995, all of the assets and liabilities of the First Prairie Diversified Asset Fund were transferred to the Prairie Fund. The financial data provided above for periods prior to such date are for the First Prairie Diversified Asset Fund.

(a) Total returns as presented do not include any applicable sales load.

(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) From January 23, 1986 (commencement of operations) to December 31, 1986.

++ Not Annualized.

                                       15

Managed Assets Conservative Fund *

Class B Shares
                                                        For the Six            For the           For the
                                                       Months Ended       Period Ended      Period Ended
                                                           June 30,       December 31,       December 2,
                                                               1996            1995(b)           1994(a)
                                                       ------------       ------------      ------------
                                                        (Unaudited)
Net asset value, beginning of period                     $ 14.56            $ 12.42           $ 13.05
                                                         -------            -------           -------
Income from investment operations:
Net investment income                                       0.21               0.45              0.51
Net realized and unrealized gains (losses) on
 investments                                                0.29               2.17             (0.91)
                                                         -------            -------           -------
  Total from investment operations                          0.50               2.62             (0.40)
                                                         -------            -------           -------
Less distributions:
From net investment income                                    --              (0.45)            (0.54)
From net realized gains                                    (0.18)             (0.03)            (0.01)
                                                         -------            -------           -------
  Total distributions                                       0.32              (0.48)            (0.55)
                                                         -------            -------           -------
Conversion to Class A Shares(c)                              N/A                N/A           $ 12.10
Net asset value, end of period                           $ 14.88            $ 14.56               N/A
                                                         =======            =======           =======
  Total return(d)                                           3.42%++           21.42%++          (3.13)%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                $ 4,072            $ 2,175           $    --
Ratio of expenses to average net assets                     1.99%+             1.92%+            1.21%+
Ratio of net investment income to average net assets        3.01%+             3.89%+            4.10%+
Ratio of expenses to average net assets(e)                  2.17%(f)+          2.12%+            2.17%+
Ratio of net investment income to average net
 assets(e)                                                  2.84%+             3.70%+            3.14%+
Portfolio turnover rate                                     7.44%++            8.23%++          28.69%++

 * The Fund was formerly known as the Prairie Managed Assets Income Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.

(b) For the period March 3, 1995 (re-offering date of Class B Shares) through December 31, 1995.

(c) On December 2, 1994, the Fund terminated the offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.

(d) Total returns as presented do not include any applicable redemption charge.

(e) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

N/A Not applicable.

                                       16

Managed Assets Conservative Fund *

Class I Shares
                                                        For the Six        For the
                                                       Months Ended   Period Ended
                                                           June 30,   December 31,
                                                               1996        1995(a)
                                                       ------------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                     $ 14.57        $ 12.42
                                                         -------        -------
Income from investment operations:
Net investment income                                       0.31           0.57
Net realized and unrealized gains on investments            0.28           2.18
                                                         -------        -------
  Total from investment operations                          0.59           2.75
                                                         -------        -------
Less distributions:
From net investment income                                 (0.26)         (0.57)
From net realized gains                                       --          (0.03)
                                                         -------        -------
  Total distributions                                      (0.26)         (0.60)
                                                         -------        -------
Net asset value, end of period                           $ 14.90        $ 14.57
                                                         =======        =======
  Total return                                              4.09%++       22.55%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                $ 1,237        $ 1,294
Ratio of expenses to average net assets                     0.86%+         0.77%+
Ratio of net investment income to average net assets        4.15%+         5.12%+
Ratio of expenses to average net assets(b)                  1.26%(c)+      1.22%+
Ratio of net investment income to average net
 assets(b)                                                  3.76%+         4.66%+
Portfolio turnover rate                                     7.44%++        8.23%++

 * The Fund was formerly known as the Prairie Managed Assets Income Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period March 3, 1995 (initial offering of Class I Shares) through December 31, 1995.

(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       17

Managed Assets Balanced Fund *

Class A and I Shares
                                                           For the
                                                        Six Months
                                                             Ended         Year Ended        Year Ended
                                                          June 30,       December 31,      December 31,
                                                              1996               1995              1994
                                                        ----------       ------------      ------------
                                                       (Unaudited)
Net asset value, beginning of period                    $   11.24         $   9.53           $  10.00
                                                        ---------         --------           --------
Income from investment operations:
Net investment income                                        0.18             0.35               0.28
Net realized and unrealized gains (losses) on
 investments                                                 0.30             1.83              (0.48)
                                                        ---------         --------           --------
  Total from investment operations                           0.48             2.18              (0.20)
                                                        ---------         --------           --------
Less distributions:
From net investment income                                  (0.24)           (0.35)             (0.27)
From net realized gains                                        --            (0.12)                --
                                                        ---------         --------           --------
  Total distributions                                       (0.24)           (0.47)             (0.27)
                                                        ---------         --------           --------
Net asset value, end of period                          $   11.48         $  11.24           $   9.53
                                                        =========         ========           ========
  Total return(b)                                            8.57%(a)        23.18%             (1.95)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $ 109,854         $ 93,624           $ 54,167
Ratio of expenses to average net assets                      0.94%(a)         0.91%              0.85%
Ratio of net investment income to average net assets         3.23%(a)         3.40%              3.41%
Ratio of expenses to average net assets without fee
 waivers/reimbursed expenses                                 0.98%(a)         1.09%              1.56%
Ratio of net investment income to average net assets
 without fee waivers/reimbursed expenses                     3.19%(a)         3.22%              2.70%
Portfolio turnover rate                                     23.88%           31.76%             37.49%

 * Prior to August 26, 1996, the Fund was named the Woodward Balanced Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                       18

Equity Income, Growth and Small-Cap Opportunity Funds *

Class A Shares
                                                                                                             SMALL-CAP
                                         EQUITY INCOME FUND*                 GROWTH FUND*                OPPORTUNITY FUND*
                                    -----------------------------   -----------------------------   ---------------------------
                                     For the Six   For the Period    For the Six   For the Period    For the Six        For the
                                    Months Ended            Ended   Months Ended            Ended   Months Ended   Period Ended
                                        June 30,     December 31,       June 30,     December 31,       June 30,   December 31,
                                            1996          1995(a)           1996          1995(a)           1996        1995(a)
                                    ------------   --------------   ------------   --------------   ------------   ------------
                                     (Unaudited)                     (Unaudited)                     (Unaudited)
Net asset value, beginning of
 period                               $ 12.22         $ 10.00         $ 11.97         $  10.00        $ 12.20        $ 10.00
                                      -------         -------         -------         --------        -------        -------
Income from investment
 operations:
Net investment income                    0.20            0.36            0.04             0.11          (0.01)          0.02
Net realized and unrealized gains
 on investments                          0.54            2.57            1.00             2.86           0.93           2.45
                                      -------         -------         -------         --------        -------        -------
  Total from investment
    operations                           0.74            2.93            1.04             2.97           0.92           2.47
                                      -------         -------         -------         --------        -------        -------
Less distributions:
From net investment income              (0.16)          (0.36)          (0.02)           (0.11)            --          (0.02)
In excess of net investment
 income                                    --           (0.01)             --               --             --             --
From net realized gains                    --           (0.34)             --            (0.89)            --          (0.25)
                                      -------         -------         -------         --------        -------        -------
  Total distributions                   (0.16)          (0.71)          (0.02)           (1.00)            --          (0.27)
                                      -------         -------         -------         --------        -------        -------
Net asset value, end of period        $ 12.80         $ 12.22         $ 12.99         $  11.97        $ 13.12        $ 12.20
                                      =======         =======         =======         ========        =======        =======
  Total return(c)                        6.06%++        29.78%++         8.71%++         29.98%++        7.54%++       24.80%++
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                             $ 5,098         $ 2,873         $ 5,741         $  4,329        $ 1,422        $   672
Ratio of expenses to average net
 assets                                  1.03%+          1.11%+          1.17%+           1.21%+         1.23%+         1.25%+
Ratio of net investment income to
 average net assets                      3.24%+          3.33%+          0.63%+           0.86%+        (0.23)%+        0.19%+
Ratio of expenses to average net
 assets(b)                               1.08%(d)+       1.44%+          1.23%(d)+        1.39%+         1.60%(d)+      2.56%+
Ratio of net investment income
 (loss) to average net
 assets (b)                              3.19%+          2.99%+          0.57%+           0.68%+        (0.60)%+       (1.12)%+
Portfolio turnover rate                 31.13%++        44.07%++        49.67%++        106.02%++       50.65%++       38.89%++

 * The Equity Income, Growth and Small-Cap Opportunity Funds were formerly known as the Prairie Equity Income, Growth and Special Opportunity Funds, respectively, separate investment portfolios (the "Prairie Funds") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, August 24, 1996 and September 21, 1996, the assets and liabilities of the respective Prairie Funds were transferred to these Funds. The Equity Income and Small-Cap Opportunity Funds had no prior operating history and the assets and liabilities of the Prairie Growth Fund were combined with the assets of a pre-existing portfolio maintained by the Growth Fund (formerly known as the Woodward Capital Growth Fund).

(a) For the period January 27, 1995 (commencement of operations) through December 31, 1995.

(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) Total returns as presented do not include applicable sales load.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.


Equity Income, Growth and Small-Cap Opportunity Funds *

Class B Shares
                                                                                                             SMALL-CAP
                                         EQUITY INCOME FUND*                 GROWTH FUND*                OPPORTUNITY FUND*
                                    -----------------------------   -----------------------------   ---------------------------
                                     For the Six   For the Period    For the Six   For the Period    For the Six        For the
                                    Months Ended            Ended   Months Ended            Ended   Months Ended   Period Ended
                                        June 30,     December 31,       June 30,     December 31,       June 30,   December 31,
                                            1996          1995(a)           1996          1995(a)           1996        1995(a)
                                    ------------   --------------   ------------   --------------   ------------   ------------
                                     (Unaudited)                     (Unaudited)                     (Unaudited)
Net asset value, beginning of
 period                               $ 12.22         $ 10.00         $ 11.95         $  10.00        $ 12.12        $ 10.00
                                      -------         -------         -------         --------        -------        -------
Income from investment
 operations:
Net investment income                    0.14            0.29              --             0.06          (0.01)         (0.03)
Net realized and unrealized gains
 on investments                          0.57            2.56            0.98             2.84           0.89           2.40
                                      -------         -------         -------         --------        -------        -------
  Total from investment
    operations                           0.71            2.85            0.98             2.90           0.88           2.37
                                      -------         -------         -------         --------        -------        -------
Less distributions:
From net investment income              (0.14)          (0.29)             --            (0.06)            --             --
From net realized gains                    --           (0.34)             --            (0.89)            --          (0.25)
                                      -------         -------         -------         --------        -------        -------
  Total distributions                   (0.14)          (0.63)             --            (0.95)            --          (0.25)
                                      -------         -------         -------         --------        -------        -------
Net asset value, end of period        $ 12.79         $ 12.22         $ 12.93         $  11.95        $ 13.00        $ 12.12
                                      =======         =======         =======         ========        =======        =======
  Total return(c)                        5.64%++        28.97%++         8.20%++         29.15%++        7.26%++       23.76%++
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                             $ 1,362         $   593         $   826         $    268        $    57        $    15
Ratio of expenses to average net
 assets                                  1.77%+          1.90%+          1.92%+           2.04%+         1.94%+         2.00%+
Ratio of net investment income
 (loss) to average net assets            2.51%+          2.65%+         (0.12)%+          0.02%+        (1.03)%+       (0.51)%+
Ratio of expenses to average net
 assets(c)                               2.12%(d)+       2.65%+          2.13%(d)+        2.60%+         6.06%(d)+      9.52%+
Ratio of net investment income
 (loss) to average net assets(c)         2.17%+          1.90%+         (0.33)%+         (0.54)%+       (5.15)%+       (8.04)%+
Portfolio turnover rate                 31.13%++        44.07%++        49.67%++        106.02%++       50.65%++       38.89%++

 * The Equity Income, Growth and Small-Cap Opportunity Funds were formerly known as the Prairie Equity Income, Growth and Special Opportunity Funds, respectively, separate investment portfolios (the "Prairie Funds") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, August 24, 1996 and September 21, 1996 the assets and liabilities of the respective Prairie Funds were transferred to these Funds. The Equity Income and Small-Cap Opportunity Funds had no prior operating history and the assets and liabilities of the Prairie Growth Fund were combined with the assets of a pre-existing portfolio maintained by the Growth Fund (formerly known as the Woodward Capital Growth Fund).

(a) For the period January 27, 1995 (commencement of operations) through December 31, 1995.

(b) Total returns as presented do not include any applicable redemption charge.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       20

Equity Income, Growth and Small-Cap Opportunity Funds *

Class I Shares
                                                                                                             SMALL-CAP
                                         EQUITY INCOME FUND*                 GROWTH FUND*                OPPORTUNITY FUND*
                                    -----------------------------   -----------------------------   ---------------------------
                                     For the Six   For the Period    For the Six   For the period    For the Six        For the
                                    Months Ended            Ended   Months Ended            Ended   Months Ended   Period Ended
                                        June 30,     December 31,       June 30,     December 31,       June 30,   December 31,
                                            1996          1995(a)           1996          1995(a)           1996        1995(a)
                                    ------------   --------------   ------------   --------------   ------------   ------------
                                     (Unaudited)                     (Unaudited)                     (Unaudited)
Net asset value, beginning of
 period                              $   12.21       $   10.00       $   11.97       $   10.00       $   12.19       $  10.00
                                     ---------       ---------       ---------       ---------       ---------       --------
Income from investment
 operations:
Net investment income                     0.23            0.42            0.07            0.15           (0.01)          0.06
Net realized and unrealized gains
 on investments                           0.54            2.55            1.00            2.86            0.94           2.44
                                     ---------       ---------       ---------       ---------       ---------       --------
  Total from investment
    operations                            0.77            2.97            1.07            3.01            0.95           2.50
                                     ---------       ---------       ---------       ---------       ---------       --------
Less distributions:
From net investment income               (0.19)          (0.42)          (0.04)          (0.15)          (0.01)         (0.06)
From net realized gains                     --           (0.34)             --           (0.89)             --          (0.25)
                                     ---------       ---------       ---------       ---------       ---------       --------
  Total distributions                    (0.19)          (0.76)          (0.04)          (1.04)          (0.01)         (0.31)
                                     ---------       ---------       ---------       ---------       ---------       --------
Net asset value, end of period       $   12.79       $   12.21       $   13.00       $   11.97       $   13.13       $  12.19
                                     =========       =========       =========       =========       =========       ========
  Total return                            6.29%++        30.27%++         8.91%++        30.38%++         7.80%++       25.08%++
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                            $ 300,385       $  283,927      $  302,524      $ 293,944       $ 104,838       $ 92,926
Ratio of expenses to average net
 assets                                   0.65%+          0.65%+          0.80%+          0.80%+          0.85%+         0.85%+
Ratio of net investment income to
 average net assets                       3.57%+          4.08%+          0.99%+          1.46%+          0.21%+         0.59%+
Ratio of expenses to average net
 assets(b)                                0.76%(c)+       0.77%+          0.92%(c)+       0.92%+          1.03%(c)+      1.09%+
Ratio of net investment income to
 average net assets(b)                    3.46%+          3.96%+          0.87%+          1.34%+          0.03%+         0.36%+
Portfolio turnover rate                  31.13%++        44.07%++        49.67%++       106.02%++        50.65%++       38.89%++

 * The Equity Income, Growth and Small-Cap Opportunity Funds were formerly known as the Prairie Equity Income, Growth and Special Opportunity Funds, respectively, separate investment portfolios (the "Prairie Funds") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, August 24, 1996 and September 21, 1996, the assets and liabilities of the respective Prairie Funds were transferred to these Funds. The Equity Income and Small-Cap Opportunity Funds had no prior operating history and the assets and liabilities of the Prairie Growth Fund were combined with the assets of a pre-existing portfolio maintained by the Growth Fund (formerly known as the Woodward Capital Growth Fund).

(a) For the period January 27, 1995 (commencement of operations) through December 31, 1995.

(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       21

Mid-Cap Opportunity Fund*

Class A and I Shares
                                                                                                                   June 1, 1991
                                          For the                                                                 (Commencement
                                       Six Months     Year Ended     Year Ended     Year Ended     Year Ended    of Operations)
                                            Ended   December 31,   December 31,   December 31,   December 31,   to December 31,
                                    June 30, 1996           1995           1994           1993           1992              1991
                                    -------------   ------------   ------------   ------------   ------------   ---------------
                                      (Unaudited)
Net asset value, beginning of
 period                                $  15.15       $  13.34       $  14.49       $  12.37       $  10.40         $  10.00
                                       --------       --------       --------       --------       --------         --------
Income from investment
 operations:
Net investment income                      0.02           0.06           0.07           0.10           0.11             0.09
Net realized and unrealized gains
 (losses) on investments                   1.61           2.57          (0.54)          2.87           2.43             0.43
                                       --------       --------       --------       --------       --------         --------
  Total from investment
    operations                             1.63           2.63          (0.47)          2.97           2.54             0.52
                                       --------       --------       --------       --------       --------         --------
Less distributions:
From net investment income                (0.02)         (0.06)         (0.07)         (0.10)         (0.11)           (0.09)
From net realized gains                      --          (0.76)         (0.49)         (0.75)         (0.46)           (0.03)
In excess of realized gains                  --             --          (0.02)            --             --               --
Tax return of capital                        --             --          (0.10)            --             --               --
                                       --------       --------       --------       --------       --------         --------
  Total distributions                     (0.02)         (0.82)         (0.68)         (0.85)         (0.57)           (0.12)
                                       --------       --------       --------       --------       --------         --------
Net asset value, end of period         $  16.76       $  15.15       $  13.34       $  14.49       $  12.37         $  10.40
                                       ========       ========       ========       ========       ========         ========
  Total return(b)                         21.43%(a)      19.88%         (3.27)%        24.01%         24.56%            8.92%(a)
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                              $707,061       $650,952       $524,999       $365,665       $166,423         $108,046
Ratio of expenses to average net
 assets                                    0.82%(a)       0.89%          0.90%          0.86%          0.84%            0.84%(a)
Ratio of net investment income to
 average net assets                        0.24%(a)       0.37%          0.53%          0.71%          1.09%            1.56%(a)
Portfolio turnover rate                   23.58%         53.55%         37.51%         33.99%         34.44%            2.92%

 * Prior to September 23, 1996, the name of the Fund was the Woodward Opportunity Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                       22

Intrinsic Value Fund*

Class A and I Shares
                                                                                                                   June 1, 1991
                                          For the                                                                 (Commencement
                                       Six Months     Year Ended     Year Ended     Year Ended     Year Ended    of Operations)
                                            Ended   December 31,   December 31,   December 31,   December 31,   to December 31,
                                    June 30, 1996           1995           1994           1993           1992              1991
                                    -------------   ------------   ------------   ------------   ------------   ---------------
                                      (Unaudited)
Net asset value, beginning of
 period                                $  11.89       $  10.48       $  11.05       $  10.40       $   9.89         $ 10.00
                                       --------       --------       --------       --------       --------         -------
Income from investment
 operations:
Net investment income                      0.15           0.29           0.31           0.29           0.29            0.17
Net realized and unrealized gains
 (losses) on investments                   1.11           2.24          (0.38)          1.23           1.14           (0.02)
                                       --------       --------       --------       --------       --------         -------
  Total from investment
    operations                             1.26           2.53          (0.07)          1.52           1.43            0.15
                                       --------       --------       --------       --------       --------         -------
Less distributions:
From net investment income                (0.15)         (0.30)         (0.30)         (0.28)         (0.28)          (0.17)
From net realized gains                      --          (0.82)         (0.20)         (0.59)         (0.64)          (0.09)
                                       --------       --------       --------       --------       --------         -------
  Total distributions                     (0.15)         (1.12)         (0.50)         (0.87)         (0.92)          (0.26)
                                       --------       --------       --------       --------       --------         -------
Net asset value, end of period         $  13.00       $  11.89       $  10.48       $  11.05       $  10.40         $  9.89
                                       ========       ========       ========       ========       ========         =======
  Total return(b)                         21.31%(a)      24.38%         (0.60)%        14.71%         14.56%           2.70%(a)
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                              $295,817       $255,884       $220,028       $192,555       $107,261         $77,450
Ratio of expenses to average net
 assets                                    0.85%(a)       0.91%          0.91%          0.86%          0.84%           0.84%(a)
Ratio of net investment income to
 average net assets                        2.46%(a)       2.49%          2.92%          2.67%          2.78%           3.03%(a)
Portfolio turnover rate                   23.32%         45.55%         58.62%         63.90%         48.52%           1.80%

 * Prior to September 23, 1996, the name of the Fund was the Woodward Intrinsic Value Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                       23

Growth and Value Fund*

Class A and I Shares
                                                                                                                   June 1, 1991
                                          For the                                                                 (Commencement
                                       Six Months     Year Ended     Year Ended     Year Ended     Year Ended    of Operations)
                                            Ended   December 31,   December 31,   December 31,   December 31,   to December 31,
                                    June 30, 1996           1995           1994           1993           1992              1991
                                    -------------   ------------   ------------   ------------   ------------   ---------------
                                      (Unaudited)
Net asset value, beginning of
 period                                $  13.16       $  10.67       $  11.16       $  10.51       $   9.86         $  10.00
                                       --------       --------       --------       --------       --------         --------
Income from investment
 operations:
Net investment income                      0.09           0.21           0.23           0.20           0.22             0.14
Net realized and unrealized gains
 (losses) on investments                   1.04           2.76          (1.17)          1.24           0.75            (0.14)
                                       --------       --------       --------       --------       --------         --------
  Total from investment
    operations                             1.13           2.97           0.06           1.44           0.97               --
                                       --------       --------       --------       --------       --------         --------
Less distributions:
From net investment income                (0.08)         (0.22)         (0.21)         (0.20)         (0.22)           (0.14)
From net realized gains                      --          (0.26)         (0.30)         (0.59)         (0.10)              --
In excess of realized gains                  --             --          (0.01)            --             --               --
Tax return of capital                        --             --          (0.03)            --             --               --
                                       --------       --------       --------       --------       --------         --------
  Total distributions                     (0.08)         (0.48)         (0.55)         (0.79)         (0.32)           (0.14)
                                       --------       --------       --------       --------       --------         --------
Net asset value, end of period         $  14.21       $  13.16       $  10.67       $  11.16       $  10.51         $   9.86
                                       ========       ========       ========       ========       ========         ========
  Total return(b)                         17.22%(a)      28.04%          0.55%         13.79%          9.87%            0.17%(a)
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                              $768,367       $737,167       $571,371       $429,635       $287,345         $238,086
Ratio of expenses to average net
 assets                                    0.80%(a)       0.84%          0.84%          0.83%          0.83%            0.85%(a)
Ratio of net investment income to
 average net assets                        1.22%(a)       1.73%          2.07%          1.84%          2.20%            2.56%(a)
Portfolio turnover rate                   19.58%         26.80%         28.04%         42.31%         16.28%            0.94%

 * Prior to September 23, 1996, the name of the Fund was the Woodward Growth/Value Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                       24

Equity Index Fund*

Class A and I Shares
                                                           For the
                                                         Six Months     Year Ended     Year Ended     Year Ended     Year Ended
                                                              Ended   December 31,   December 31,   December 31,   December 31,
                                                      June 30, 1996           1995           1994           1993           1992
                                                      -------------   ------------   ------------   ------------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                    $   14.15       $  10.65       $  11.15       $  10.52       $  10.00
                                                        ---------       --------       --------       --------       --------
Income from investment operations:
Net investment income                                        0.16           0.30           0.31           0.28           0.12
Net realized and unrealized gains (losses) on
 investments                                                 1.25           3.65          (0.20)          0.75           0.52
                                                        ---------       --------       --------       --------       --------
  Total from investment operations                           1.41           3.95           0.11           1.03           0.64
                                                        ---------       --------       --------       --------       --------
Less distributions:
From net investment income                                  (0.16)         (0.31)         (0.30)         (0.27)         (0.12)
From net realized gains                                        --          (0.14)         (0.23)         (0.13)            --
In excess of realized gains                                    --             --          (0.08)            --             --
                                                        ---------       --------       --------       --------       --------
  Total distributions                                       (0.16)         (0.45)         (0.61)         (0.40)         (0.12)
                                                        ---------       --------       --------       --------       --------
Net asset value, end of period                          $   15.40       $  14.15       $  10.65       $  11.15       $  10.52
                                                        =========       ========       ========       ========       ========
  Total return(b)                                           20.04%(a)      37.35%          1.02%          9.77%         13.61%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)               $ 721,253       $528,203       $340,808       $325,329       $242,058
Ratio of expenses to average net assets                      0.16%(a)       0.15%          0.17%          0.20%          0.22%(a)
Ratio of net investment income to average net assets         2.20%(a)       2.39%          2.71%          2.59%          2.71%(a)
Portfolio turnover rate                                      3.18%         10.66%         24.15%         16.01%          0.50%

 * Prior to September 23, 1996, the name of the Fund was the Woodward Equity Index Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                       25

International Equity Fund*

Class A and I Shares
                                                                                      December 3, 1994
                                                             For the                     (Commencement
                                                          Six Months     Year Ended     of Operations)
                                                               Ended   December 31,    to December 31,
                                                       June 30, 1996           1995               1994
                                                       -------------   ------------   ----------------
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.05       $  10.01          $ 10.00
                                                          --------       --------          -------
Income from investment operations:
Net investment income                                         0.10           0.10             0.01
Net realized and unrealized gains on investments              0.42           1.05               --
                                                          --------       --------          -------
  Total from investment operations                            0.52           1.15             0.01
                                                          --------       --------          -------
Less distributions:
From net investment income                                      --          (0.11)              --
From net realized gains                                         --             --               --
                                                          --------       --------          -------
  Total distributions                                           --          (0.11)              --
                                                          --------       --------          -------
Net asset value, end of period                            $   11.57      $  11.05          $ 10.01
                                                          =========      ========          =======
  Total return(b)                                             9.58%(a)      11.47%            1.26%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                 $166,354       $107,288          $36,545
Ratio of expenses to average net assets                       1.15%(a)       1.16%            1.15%(a)
Ratio of net investment income to average net assets          1.78%(a)       1.43%            1.18%(a)
Ratio of expenses to average net assets without
 reimbursed expenses                                            --           1.24%            1.92%(a)
Ratio of net investment income to average net assets
 without reimbursed expenses                                    --           1.35%            0.41%(a)
Portfolio turnover rate                                       0.00%          2.09%            0.30%

 * Prior to August 26, 1996, the name of the Fund was the Woodward International Equity Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total return as presented does not include any applicable sales load.

                                       26

Intermediate Bond Fund*

Class A and I Shares
                                                                                                                   June 1, 1991
                                          For the                                                                 (Commencement
                                       Six Months     Year Ended     Year Ended     Year Ended     Year Ended    of Operations)
                                            Ended   December 31,   December 31,   December 31,   December 31,   to December 31,
                                    June 30, 1996           1995           1994           1993           1992              1991
                                    -------------   ------------   ------------   ------------   ------------   ---------------
                                      (Unaudited)
Net asset value, beginning of
 period                                $  10.37       $   9.21       $  10.41       $  10.28       $  10.55         $  10.00
                                       --------       --------       --------       --------       --------         --------
Income from investment
 operations:
Net investment income                      0.30           0.59           0.56           0.59           0.71             0.40
Net realized and unrealized gains
 (losses) on investments                  (0.29)          1.16          (1.20)          0.26          (0.10)            0.57
                                       --------       --------       --------       --------       --------         --------
  Total from investment
    operations                             0.01           1.75          (0.64)          0.85           0.61             0.97
                                       --------       --------       --------       --------       --------         --------
Less distributions:
From net investment income                (0.30)         (0.59)         (0.55)         (0.59)         (0.71)           (0.40)
From net realized gains                      --             --          (0.01)         (0.13)         (0.17)           (0.02)
                                       --------       --------       --------       --------       --------         --------
  Total distributions                     (0.30)         (0.59)         (0.56)         (0.72)         (0.88)           (0.42)
                                       --------       --------       --------       --------       --------         --------
Net asset value, end of period         $  10.08       $  10.37       $   9.21       $  10.41       $  10.28         $  10.55
                                       ========       ========       ========       ========       ========         ========
  Total return(b)                          0.35%(a)      19.48%         (6.31)%         8.41%          6.00%           16.62%(a)
Ratios/Supplemental Data
Net assets, end of period (000's
 omitted)                              $390,818       $405,309       $393,019       $429,790       $220,432         $130,367
Ratio of expenses to average net
 assets                                    0.71%(a)       0.73%          0.74%          0.74%          0.74%            0.75%(a)
Ratio of net investment income to
 average net assets                        6.04%(a)       5.98%          5.73%          5.44%          6.91%            6.59%(a)
Portfolio turnover rate                   20.12%         36.47%         54.60%         92.80%         56.30%            7.38%

 * Prior to September 23, 1996, the name of the Fund was the Woodward Intermediate Bond Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                       27

Bond Fund*

Class A and I Shares
                                                                                                                   June 1, 1991
                                          For the                                                                 (Commencement
                                       Six Months     Year Ended     Year Ended     Year Ended     Year Ended    of Operations)
                                            Ended   December 31,   December 31,   December 31,   December 31,   to December 31,
                                    June 30, 1996           1995           1994           1993           1992              1991
                                    -------------   ------------   ------------   ------------   ------------   ---------------
                                     (Unaudited)
Net asset value, beginning of
 period                               $  10.45       $   9.01       $  10.32       $  10.25       $  10.55         $  10.00
                                      --------       --------       --------       --------       --------         --------
Income from investment
 operations:
Net investment income                     0.33           0.63           0.61           0.76           0.83             0.51
Net realized and unrealized gains
  (losses) on investments                (0.44)          1.45          (1.31)          0.38          (0.17)            0.57
                                      --------       --------       --------       --------       --------         --------
  Total from investment
    operations                           (0.11)          2.08          (0.70)          1.14           0.66             1.08
                                      --------       --------       --------       --------       --------         --------
Less distributions:
From net investment income               (0.32)         (0.64)         (0.59)         (0.76)         (0.83)           (0.51)
From net realized gains                     --             --          (0.02)         (0.31)         (0.13)           (0.02)
                                      --------       --------       --------       --------       --------         --------
  Total distributions                    (0.32)         (0.64)         (0.61)         (1.07)         (0.96)           (0.53)
                                      --------       --------       --------       --------       --------         --------
Net asset value, end of period        $  10.02       $  10.45       $   9.01       $  10.32       $  10.25         $  10.55
                                      ========       ========       ========       ========       ========         ========
 Total return(b)                         (2.09)%(a)     23.75%         (6.99)%        11.39%          6.56%           18.45%(a)
Ratios/Supplemental Data
Net assets, end of period (000's
 omitted)                             $539,772       $517,566       $427,168       $501,196       $321,758         $237,673
Ratio of expenses to average net
 assets                                   0.71%(a)       0.74%          0.74%          0.73%          0.73%            0.75%(a)
Ratio of net investment income to
 average net assets                       6.63%(a)       6.39%          6.36%          7.20%          8.08%            8.44%(a)
Portfolio turnover rate                  14.30%         41.91%         75.67%        111.52%         90.45%            8.19%

 *  Prior to August 26, 1996, the name of the Fund was the Woodward Bond Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

Short Bond Fund*

Class A and I Shares
                                                                                      September 17, 1994
                                                             For the                       (Commencement
                                                          Six Months     Year Ended       of Operations)
                                                               Ended   December 31,      to December 31,
                                                       June 30, 1996           1995                 1994
                                                       -------------   ------------   ------------------
                                                        (Unaudited)
Net asset value, beginning of period                      $  10.23       $   9.84          $ 10.00
                                                          --------       --------          -------
Income from investment operations:
Net investment income                                         0.27           0.58             0.17
Net realized and unrealized gains (losses) on
 investments                                                 (0.14)          0.39            (0.16)
                                                          --------       --------          -------
  Total from investment operations                            0.13           0.97             0.01
                                                          --------       --------          -------
Less distributions:
From net investment income                                   (0.26)         (0.58)           (0.17)
From net realized gains                                         --             --               --
                                                          --------       --------          -------
  Total distributions                                        (0.26)         (0.58)           (0.17)
                                                          --------       --------          -------
Net asset value, end of period                            $  10.10       $  10.23          $  9.84
                                                          ========       ========          =======
  Total return(b)                                             2.52%(a)      10.07%            0.21%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                 $164,890       $163,337          $64,239
Ratio of expenses to average net assets                       0.77%(a)       0.75%            0.75%(a)
Ratio of net investment income to average net assets          5.35%(a)       5.74%            5.92%(a)
Ratio of expenses to average net assets without fee
 waivers/reimbursed expenses                                    --           0.81%            0.93%(a)
Ratio of net investment income to average net assets
 without fee waivers/reimbursed expenses                        --           5.68%            5.74%(a)
Portfolio turnover rate                                      57.24%         30.94%           10.20%

 * Prior to September 23, 1996, the name of the Fund was the Woodward Short Bond Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total return as presented does not include any applicable sales load.

                                       29

Income Fund*

Class A Shares
                                                        For the Six        For the       For the        For the
                                                       Months Ended   Period Ended    Year Ended   Period Ended
                                                           June 30,   December 31,   January 31,    January 31,
                                                               1996        1995(a)          1995        1994(b)
                                                       ------------   ------------   -----------   ------------
                                                         (Unaudited)
Net asset value, beginning of period                    $  8.18        $   7.68       $  8.25       $  8.36
                                                        -------        --------       -------       -------
Income from investment operations:
Net investment income                                      0.22            0.44          0.52          0.47
Net realized and unrealized gains (losses) on
 investments                                              (0.37)           0.72         (0.57)        (0.09)
                                                        -------        --------       -------       -------
  Total from investment operations                        (0.15)           1.16         (0.05)         0.38
                                                        -------        --------       -------       -------
Less distributions:
From net investment income                                (0.22)          (0.44)        (0.52)        (0.47)
From net realized gains                                   (0.22)          (0.22)           --         (0.02)
                                                        -------        --------       -------       -------
  Total dividends and distributions                          --           (0.66)        (0.52)        (0.49)
                                                        -------        --------       -------       -------
Net asset value, end of period                          $  7.81        $   8.18       $  7.68       $  8.25
                                                        =======        ========       =======       =======
  Total return(c)                                         (1.79)%++       15.55%++      (0.45)%        5.16%+
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $ 6,746        $  6,095       $    69       $    65
Ratio of expenses to average net assets                    0.89%+          0.94%+        0.04%           --
Ratio of net investment income to average net assets       5.61%+          5.72%+        6.70%         5.96%+
Ratio of expenses to average net assets(d)                 0.96%(e)+       1.15%+        2.78%         3.67%+
Ratio of net investment income to average net
 assets(d)                                                 5.54%+          5.51%+        3.96%         2.29%+
Portfolio turnover rate                                   40.84%++       173.26%++      71.65%        26.54%++

 * The Fund was formerly known as the Prairie Intermediate Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Intermediate Bond Fund, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period February 1, 1995 through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.

(b) For the period March 5, 1993 (commencement of operations) through January 31, 1994.

(c) Total returns as presented do not include any applicable sales load.

(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       30

Income Fund*

Class B Shares
                                                        For the Six        For the        For the
                                                       Months Ended   Period Ended   Period Ended
                                                           June 30,   December 31,    December 2,
                                                               1996        1995(a)        1994(b)
                                                       ------------   ------------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                    $  8.18        $   8.13       $  8.16
                                                        -------        --------       -------
Income from investment operations:
Net investment income                                      0.19            0.24          0.40
Net realized and unrealized gains (losses) on
 investments                                              (0.36)           0.27         (0.55)
                                                        -------        --------       -------
  Total from investment operations                        (0.17)           0.51         (0.15)
                                                        -------        --------       -------
Less distributions:
From net investment income                                (0.19)          (0.24)        (0.40)
From net realized gains                                      --           (0.22)           --
                                                        -------        --------       -------
  Total dividends and distributions                       (0.19)          (0.46)        (0.40)
                                                        -------        --------       -------
Conversion to Class A Shares(c)                             N/A             N/A          7.61
                                                        -------        --------       -------
Net asset value, end of period                          $  7.82        $   8.18       $   N/A
                                                        =======        ========       =======
  Total return(d)                                         (2.09)%++        6.41%++      (1.82)%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $   432        $    259        $   --
Ratio of expenses to average net assets                    1.69%+          1.60%+          --
Ratio of net investment income to average net assets       4.83%+          5.00%+        6.48%+
Ratio of expenses to average net assets(e)                 1.80%(f)+       1.78%+        2.58%+
Ratio of net investment income to average net
 assets(e)                                                 4.72%+          4.83%+        3.90%+
Portfolio turnover rate                                   40.84%++       173.26%++      71.65%++

 * The Fund was formerly known as the Prairie Intermediate Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Intermediate Bond Fund, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period May 31, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.

(b) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.

(c) On December 2, 1994, the Fund terminated the offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.

(d) Total returns as presented do not include any applicable redemption charge.

(e) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

N/A Not applicable.

                                       31

Income Fund*

Class I Shares
                                                       For the Six        For the       For the        For the
                                                      Months Ended   Period Ended    Year Ended   Period Ended
                                                          June 30,   December 31,   January 31,    January 31,
                                                              1996        1995(a)          1995        1994(b)
                                                      ------------   ------------   -----------   ------------
                                                       (Unaudited)
Net asset value, beginning of period                    $   8.18      $    7.68       $  8.25       $  8.36
                                                        --------      ---------       -------       -------
Income from investment operations:
Net investment income                                       0.26           0.47          0.52          0.47
Net realized and unrealized gains (losses) on
 investments                                               (0.38)          0.72         (0.57)        (0.09)
                                                        --------      ---------       -------       -------
  Total from investment operations                         (0.12)          1.19         (0.05)         0.38
                                                        --------      ---------       -------       -------
Less distributions:
From net investment income                                 (0.24)         (0.47)        (0.52)        (0.47)
From net realized gains                                       --          (0.22)           --         (0.02)
                                                        --------      ---------       -------       -------
  Total dividends and distributions                        (0.24)         (0.69)        (0.52)        (0.49)
                                                        --------      ---------       -------       -------
Net asset value, end of period                          $   7.82      $    8.18       $  7.68       $  8.25
                                                        ========      =========       =======       =======
  Total return                                             (1.53)%++      15.90%++      (0.48)%        5.16%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $197,579      $ 191,930       $ 7,101       $ 5,128
Ratio of expenses to average net assets                     0.55%+         0.55%+        0.04%           --
Ratio of net investment income to average of assets         5.96%+         6.34%+        6.70%         6.21%+
Ratio of expenses to average net assets(c)                  0.67%+(d)      0.67%+        2.78%         2.64%+
Ratio of net investment income to average net
 assets(c)                                                  5.84%+         6.22%+        3.96%         3.57%+
Portfolio turnover rate                                    40.84%++      173.26%++      71.65%        26.54%++

 * The Fund was formerly known as the Prairie Intermediate Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Intermediate Bond Fund, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period February 1, 1995 through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.

(b) For the period March 5, 1993 (commencement of operations) through January 31, 1994.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       32

International Bond Fund*

Class A Shares
                                                        For the Six            For the
                                                       Months Ended       Period Ended
                                                           June 30,       December 31,
                                                               1996            1995(a)
                                                       ------------       ------------
                                                        (Unaudited)
Net asset value, beginning of period                    $ 10.75            $ 10.00
                                                        -------            -------
Income from investment operations:
Net investment income                                      0.24               0.98
Net realized and unrealized gains on investments          (0.26)              1.10
                                                        -------            -------
  Total from investment operations:                       (0.02)              2.08
                                                        -------            -------
Less distributions:
From net investment income                                (0.24)             (0.98)
In excess of net investment income                           --              (0.01)
From net realized gains                                      --              (0.34)
                                                        -------            -------
  Total distributions                                     (0.24)             (1.33)
                                                        -------            -------
Net asset value, end of period                          $ 10.49            $ 10.75
                                                        =======            =======
  Total return(b)                                         (0.15)%++          21.10%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $   643            $   487
Ratio of expenses to average net assets                    1.34%+             1.33%+
Ratio of net investment income to average net assets       4.63%+             4.91%+
Ratio of expenses to average net assets(c)                 2.78%(d)+          3.65%+
Ratio of net investment income to average net
  assets(c)                                                3.20%+             2.59%+
Portfolio turnover rate                                    0.00%++           48.03%++

 * The Fund was formerly known as the Prairie International Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period January 27, 1995 (commencement of operations) through December 31, 1995.

(b) Total returns as presented do not include any applicable sales load.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       33

International Bond Fund*

Class B Shares
                                                         For the Six        For the
                                                        Months Ended   Period Ended
                                                            June 30,   December 31,
                                                                1996        1995(a)
                                                        ------------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                     $  10.81         $ 10.00
                                                         --------         -------
Income from investment operations:
Net investment income                                        0.20            0.91
Net realized and unrealized gains on investments            (0.26)           1.16
                                                         --------         -------
  Total from investment operations                          (0.06)           2.07
                                                         --------         -------
Less distributions:
From net investment income                                  (0.20)          (0.91)
In excess of net investment income                             --           (0.01)
From net realized gains                                        --           (0.34)
                                                         --------         -------
  Total distributions                                       (0.20)          (1.26)
                                                         --------         -------
Net asset value, end of period                           $  10.55         $ 10.81
                                                         ========         =======
  Total return(b)                                           (0.51)%++       20.90%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                $      4         $     4
Ratio of expenses to average net assets                      2.13%+          2.03%+
Ratio of net investment income to average net assets         3.85%+          4.39%+
Ratio of expenses to average net assets(c)                  12.06%+(d)       8.69%+
Ratio of net investment loss to average net assets(c)       (6.07)%+        (2.28)%+
Portfolio turnover rate                                      0.00%++        48.03%++

 * The Fund was formerly known as the Prairie International Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period January 27, 1995 (commencement of operations) through December 31, 1995.

(b) Total returns as presented do not include any applicable redemption charge.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 +  Annualized.

++  Not annualized.

                                       34

International Bond Fund*

Class I Shares
                                                        For the Six        For the
                                                       Months Ended   Period Ended
                                                           June 30,   December 31,
                                                               1996        1995(a)
                                                       ------------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                    $  10.81         $  10.00
                                                        --------         --------
Income from investment operations:
Net investment income                                       0.27             1.02
Net realized and unrealized gains on investments           (0.26)            1.16
                                                        --------         --------
  Total from investment operations                          0.01             2.18
                                                        --------         --------
Less distributions:
From net investment income                                 (0.27)           (1.02)
In excess of net investment income                            --            (0.01)
From net realized gains                                       --            (0.34)
                                                        --------         --------
  Total dividends and distributions                        (0.27)           (1.37)
                                                        --------         --------
Net asset value, end of period                          $  10.55         $  10.81
                                                        ========         ========
  Total return                                             (0.12)%++        22.13%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $ 17,508         $ 14,504
Ratio of expenses to average net assets                     0.84%+           0.95%+
Ratio of net investment income to average net assets        5.14%+           5.71%+
Ratio of expenses to average net assets(b)                  1.38%(c)+        1.93%+
Ratio of net investment income to average net
 assets(b)                                                  4.60%+           4.73%+
Portfolio turnover rate                                     0.00%++         48.03%++

 * The Fund was formerly known as the Prairie International Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period January 27, 1995 (commencement of operations) through December 31, 1995.

(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 +  Annualized.

++  Not annualized.

                                       35

Municipal Bond Fund*

Class A Shares
                                     For the Six        For the                       For the Year Ended
                                    Months Ended   Period Ended   ---------------------------------------------------------
                                        June 30,   December 31,   February 28,   February 28,   February 28,   February 29,
                                            1996        1995(a)           1995           1994           1993           1992
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                     (Unaudited)
Net asset value, beginning of
 period                               $ 12.64        $ 12.06        $ 12.13        $  13.25       $  12.49       $ 12.10
                                      -------        -------        -------        --------       --------       -------
Income from investment
 operations:
Net investment income                    0.27           0.48           0.60            0.63           0.70          0.76
Net realized and unrealized gains
 (losses) on investments                (0.42)          0.82          (0.07)          (0.15)          1.01          0.47
                                      -------        -------        -------        --------       --------       -------
  Total from investment
    operations                          (0.15)          1.30           0.53            0.48           1.71          1.23
                                      -------        -------        -------        --------       --------       -------
Less distributions:
From net investment income              (0.27)         (0.48)         (0.60)          (0.63)         (0.70)        (0.76)
From net realized gains                    --          (0.24)            --           (0.96)         (0.25)        (0.08)
In excess of net realized gains
 on investments                            --             --             --           (0.01)            --            --
                                      -------        -------        -------        --------       --------       -------
  Total distributions                   (0.27)         (0.72)         (0.60)          (1.60)         (0.95)        (0.84)
                                      -------        -------        -------        --------       --------       -------
Net asset value, end of period        $ 12.22        $ 12.64        $ 12.06        $  12.13       $  13.25       $ 12.49
                                      =======        =======        =======        ========       ========       =======
  Total return(b)                       (1.18)%++      10.95%++        4.45%           3.70%         14.37%        10.50%
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                             $ 7,149        $ 7,426        $ 6,840        $  9,234       $ 11,290       $ 6,591
Ratio of expenses to average net
 assets                                  0.90%+         0.89%+         1.98%             --             --            --
Ratio of net investment income to
 average net assets                      4.42%+         4.57%+         5.09%           4.85%          5.49%         5.99%
Ratio of expenses to average net
 assets(c)                               0.97%+(d)      1.04%+         3.89%           1.44%          1.59%         2.75%
Ratio of net investment income to
 average net assets(c)                   4.36%+         4.43%+         3.18%           3.41%          3.90%         3.24%
Portfolio turnover rate                 43.29%++       69.31%++       60.78%         175.06%         88.53%        66.28%

 * The Fund was formerly known as the Prairie Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Municipal Bond Fund, Inc., which was organized as a Maryland corporation. On September 14, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund and combined with the assets of a pre-existing portfolio maintained by the Fund.

(a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) Total returns as presented do not include any applicable sales load.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       36

Municipal Bond Fund*

Class A Shares (continued)
                                                                   For the Year Ended
                                                       ------------------------------------------
                                                       February 28,   February 28,   February 28,
                                                               1991           1990        1989(d)
                                                       ------------   ------------   ------------
Net asset value, beginning of period                     $ 11.77        $ 11.82        $ 11.94
                                                         -------        -------        -------
Income from investment operations:
Net investment income                                       0.81           0.81           0.89
Net realized and unrealized gains (losses) on
 investments                                                0.33           0.28          (0.12)
                                                         -------        -------        -------
  Total from investment operations                          1.14           1.09           0.77
                                                         -------        -------        -------
Less distributions:
From net investment income                                 (0.81)         (0.81)         (0.89)
From net realized gains                                       --          (0.33)            --
In excess of net realized gains on investments                --             --             --
                                                         -------        -------        -------
  Total distributions                                      (0.81)         (1.14)         (0.89)
                                                         -------        -------        -------
Net asset value, end of period                           $ 12.10        $ 11.77        $ 11.82
                                                         =======        =======        =======
  Total return(b)                                          10.13%          9.39%          6.82%+
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                $ 2,244        $ 1,192        $   673
Ratio of expenses to average net assets                       --             --             --
Ratio of net investment income to average net assets        6.87%          6.60%          7.46%+
Ratio of expenses to average net assets(c)                  2.75%          2.75%          2.25%+
Ratio of net investment income to average net
 assets(c)                                                  4.12%          3.85%          5.21%+
Portfolio turnover rate                                    32.40%         85.07%         36.19%++

 * The Fund was formerly known as the Prairie Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Municipal Bond Fund, Inc., which was organized as a Maryland corporation. On September 14, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund and combined with the assets of a pre-existing portfolio maintained by the Fund.

(a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) Total returns as presented do not include any applicable sales load.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) From March 1, 1988 (commencement of operations) to February 28, 1989.

 + Annualized.

++ Not annualized.

                                       37

Municipal Bond Fund*

Class B Shares
                                                        For the Six              For the period Ended
                                                       Months Ended   -----------------------------------------
                                                           June 30,   December 31,   December 2,   February 28,
                                                               1996        1995(a)       1994(b)        1994(c)
                                                       ------------   ------------   -----------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                     $ 12.65        $ 12.17        $ 12.14       $  12.37
                                                         -------        -------        -------       --------
Income from investment operations:
Net investment income                                       0.22           0.34           0.41           0.03
Net realized and unrealized gains (losses) on
 investments                                               (0.42)          0.72          (0.70)         (0.23)
                                                         -------        -------        -------       --------
  Total from investment operations                         (0.20)          1.06          (0.29)         (0.20)
                                                         -------        -------        -------       --------
Less distributions:
From net investment income                                 (0.22)         (0.34)         (0.41)         (0.03)
From net realized gains                                       --          (0.24)            --             --
                                                         -------        -------        -------       --------
  Total distributions                                      (0.22)         (0.58)         (0.41)         (0.03)
                                                         -------        -------        -------       --------
Conversion to Class A Shares(d)                              N/A            N/A        $ 11.44            N/A
Net asset value, end of period                           $ 12.23        $ 12.65            N/A       $  12.14
                                                         =======        =======        =======       ========
  Total return(e)                                          (1.57)%++       8.81%++       (4.30)%++      (1.64)%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                $   450        $   238        $    --       $      2
Ratio of expenses to average net assets                     1.67%+         1.66%+         3.18%+         0.50%+
Ratio of net investment income to average net assets        3.69%+         3.61%+         4.51%+         4.10%+
Ratio of expenses to average net assets(f)                  1.84%(g)+      2.04%+         5.85%+         2.91%+
Ratio of net investment income to average net
 assets(f)                                                  3.52%+         3.23%+         1.84%+         1.69%+
Portfolio turnove rate                                    43.29%++       69.31%++       60.78%++      175.06%++

 * The Fund was formerly known as the Prairie Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Municipal Bond Fund, Inc., which was organized as a Maryland corporation. On September 14, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund and combined with the assets of a pre-existing portfolio maintained by the Fund.

(a) For the period April 4, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.

(c) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.

(d) On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.

(e) Total returns as presented do not include any applicable redemption charge.

(f) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

N/A Not applicable.

                                       38

Municipal Bond Fund*

Class I Shares
                                                        For the Six       For the Period Ended
                                                       Months Ended   ---------------------------
                                                           June 30,   December 31,   February 28,
                                                               1996        1995(a)        1995(b)
                                                       ------------   ------------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                    $   12.63      $   12.06      $   12.06
                                                        ---------      ---------      ---------
Income from investment operations:
Net investment income                                        0.29           0.52           0.05
Net realized and unrealized gains (losses) on
 investments                                                (0.41)          0.81             --
                                                        ---------      ---------      ---------
  Total from investment operations                          (0.12)          1.33           0.05
                                                        ---------      ---------      ---------
Less distributions:
From net investment income                                  (0.29)         (0.52)         (0.05)
From net realized gains                                        --          (0.24)            --
                                                        ---------      ---------      ---------
  Total dividends and distributions                         (0.29)         (0.76)         (0.05)
                                                        ---------      ---------      ---------
Net asset value, end of period                          $   12.22      $   12.63      $   12.06
                                                        =========      =========      =========
  Total return                                              (0.92)%++      11.20%++        0.39%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $ 233,073      $ 240,160      $ 220,143
Ratio of expenses to average net assets                      0.54%+         0.54%+         0.65%+
Ratio of net investment income to average net assets         4.78%+         4.95%+         5.45%+
Ratio of expenses to average net assets(c)                   0.68%+(d)      0.67%+         0.79%+
Ratio of net investment income to average net
 assets(c)                                                   4.65%+         4.81%+         5.31%+
Portfolio turnover rate                                     43.29%++       69.31%++       60.78%++

 * The Fund was formerly known as the Prairie Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Municipal Bond Fund, Inc., which was organized as a Maryland corporation. On September 14, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund and combined with the assets of a pre-existing portfolio maintained by the Fund.

(a) For the period March 1, 1995, through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) For the period February 1, 1995 (initial offering date of Class I Shares) to February 28, 1995.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       39

Intermediate Municipal Bond Fund*

Class A Shares
                                     For the Six        For the                      For the Year Ended
                                    Months Ended   Period Ended   ---------------------------------------------------------
                                        June 30,   December 31,   February 28,   February 28,   February 28,   February 29,
                                            1996        1995(a)           1995           1994           1993           1992
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                     (Unaudited)
Net asset value, beginning of
 year                                 $  12.25       $  11.79       $  12.18       $  12.79       $  12.25       $  11.95
                                      --------       --------       --------       --------       --------       --------
Income from investment
 operations:
Net investment income                     0.26           0.44           0.55           0.61           0.64           0.76
Net realized and unrealized gains
 (losses) on investments                 (0.28)          0.56          (0.36)          0.01           0.68           0.37
                                      --------       --------       --------       --------       --------       --------
  Total from investment
    operations                           (0.02)          1.00           0.19           0.62           1.32           1.13
                                      --------       --------       --------       --------       --------       --------
Less distributions:
From net investment income               (0.26)         (0.44)         (0.55)         (0.61)         (0.64)         (0.76)
From net realized gains                     --          (0.10)         (0.03)         (0.62)         (0.14)         (0.07)
                                      --------       --------       --------       --------       --------       --------
  Total distributions                    (0.26)         (0.54)         (0.58)         (1.23)         (0.78)         (0.83)
                                      --------       --------       --------       --------       --------       --------
Net asset value, end of period        $  11.97       $  12.25       $  11.79       $  12.18       $  12.79       $  12.25
                                      ========       ========       ========       ========       ========       ========
  Total return(b)                        (0.19)%++       8.58%++        1.64%          4.94%         11.26%          9.78%
Ratios/Supplemental Data:
Net assets, end of period (000's
 omitted)                             $ 17,339       $ 17,777       $ 17,243       $ 28,826       $ 27,885       $ 18,310
Ratio of expenses to average net
 assets                                   0.85%+         0.83%+         0.29%          0.06%            --             --
Ratio of net investment income to
 average net assets                       4.28%+         4.30%+         4.73%          4.78%          5.16%          6.15%
Ratio of expenses to average net
 assets(c)                                0.93%+(d)      0.97%+         1.38%          1.27%          1.31%          1.72%
Ratio of net investment income to
 average net assets(c)                    4.21%+         4.16%+         3.64%          3.57%          3.85%          4.43%
Portfolio turnover rate                  29.65%++       44.75%++      128.02%        167.95%         63.67%         86.91%

 * The Fund was formerly known as the Prairie Intermediate Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history. On January 31, 1995, all of the assets and liabilities of the Intermediate Series of First Prairie Municipal Bond Fund, Inc. were transferred to the Prairie Fund. The financial data provided above for such periods are for the Intermediate Series of First Prairie Municipal Bond Fund, Inc.

(a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) Total returns as presented do not include any applicable sales load.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       40

Intermediate Municipal Bond Fund*

Class A Shares (continued)
                                                                   For the Year Ended
                                                       ------------------------------------------
                                                       February 28,   February 28,   February 28,
                                                               1991           1990        1989(d)
                                                       ------------   ------------   ------------
Net asset value, beginning of year                       $ 11.65        $ 11.43        $  11.46
                                                         -------        -------        --------
Income from investment operations:
Net investment income                                       0.80           0.78            0.79
Net realized and unrealized gains (losses) on
 investments                                                0.31           0.22           (0.03)
                                                         -------        -------        --------
  Total from investment operations                          1.11           1.00            0.76
                                                         -------        -------        --------
Less distributions:
From net investment income                                 (0.80)         (0.78)          (0.79)
From net realized gains                                    (0.01)            --              --
                                                         -------        -------        --------
  Total distributions                                      (0.81)         (0.78)          (0.79)
                                                         -------        -------        --------
Net asset value, end of period                           $ 11.95        $ 11.65        $  11.43
                                                         =======        =======        ========
  Total return(b)                                           9.94%          9.00%           6.82%+
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                $ 7,251        $ 4,582        $  2,593
Ratio of expenses to average net assets                       --             --              --
Ratio of net investment income to average net assets        6.76%          6.62%           6.83%+
Ratio of expenses to average net assets(c)                  2.75%          2.75%           2.25%+
Ratio of net investment income to average net
 assets(c)                                                  4.01%          3.87%           4.58%+
Portfolio turnover rate                                    12.22%         46.68%         101.17%++

 * The Fund was formerly known as the Prairie Intermediate Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history. On January 31, 1995, all of the assets and liabilities of the Intermediate Series of First Prairie Municipal Bond Fund, Inc. were transferred to the Prairie Fund. The financial data provided above for such periods are for the Intermediate Series of First Prairie Municipal Bond Fund, Inc.

(a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) Total returns as presented do not include any applicable sales load.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) From March 1, 1988 (commencement of operations) to February 28, 1989.

 + Annualized.

++ Not annualized.

                                       41

Intermediate Municipal Bond Fund*

Class B Shares
                                                        For the Six                    For the Period Ended
                                                       Months Ended   --------------------------------------------------------
                                                           June 30,   December 31,   February 28,   December 2,   February 28,
                                                               1996        1995(a)        1995(b)       1994(c)        1994(d)
                                                       ------------   ------------   ------------   -----------   ------------
                                                        (Unaudited)
Net asset value, beginning of year                       $ 12.25        $ 11.80        $  11.57      $  12.18       $  12.32
                                                         -------        -------        --------      --------       --------
Income from investment operations:
Net investment income                                       0.21           0.37            0.04          0.37           0.03
Net realized and unrealized gains (losses) on
 investments                                               (0.28)          0.55            0.23         (0.72)         (0.14)
                                                         -------        -------        --------      --------       --------
  Total from investment operations                          0.07           0.92            0.27         (0.35)         (0.11)
                                                         -------        -------        --------      --------       --------
Less distributions:
From net investment income                                 (0.21)         (0.37)          (0.04)        (0.37)         (0.03)
From net realized gains                                       --          (0.10)             --         (0.03)            --
                                                         -------        -------        --------      --------       --------
  Total distributions                                      (0.21)         (0.47)          (0.04)        (0.40)         (0.03)
                                                         -------        -------        --------      --------       --------
Conversion to Class A shares(c)                              N/A            N/A             N/A      $  11.43            N/A
Net asset value, end of period                           $ 11.97        $ 12.25        $  11.80           N/A       $  12.18
                                                         =======        =======        ========      ========       ========
  Total return(e)                                          (0.61)%++       7.75%++         2.30%++      (2.98)++       (0.93)%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                $   513        $   341        $      6      $     --       $     12
Ratio of expenses to average net assets                     1.67%+         1.71%+          1.36%+        0.76%+         0.75%+
Ratio of net investment income to average net assets        3.47%+         3.36%+          3.72%+        4.03%+         1.68%+
Ratio of expenses to average net assets(f)                  1.86%+(g)      2.01%+          1.64%+        2.00%+         3.00%+
Ratio of net investment income to average net
 assets(f)                                                  3.28%+         3.06%+          3.44%+        2.79%+        (0.57)%+
Portfolio turnover rate                                    29.65%++       44.75%++       128.02%++     128.02%++      167.95%++

 * The Fund was formerly known as the Prairie Intermediate Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) For the period January 30, 1995 (re-offering date of Class B Shares) through February 28, 1995.

(c) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.

(d) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.

(e) Total returns as presented do not include any applicable redemption charge.

(f) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

N/A Not applicable.

                                       42

Intermediate Municipal Bond Fund*

Class I Shares
                                                        For the Six        For the        For the
                                                       Months Ended   Period Ended   Period Ended
                                                           June 30,   December 31,   February 28,
                                                               1996        1995(a)        1995(b)
                                                       ------------   ------------   ------------
                                                        (Unaudited)
Net asset value, beginning of period                    $   12.25      $   11.80      $   11.57
                                                        ---------      ---------      ---------
Income from investment operations:
Net investment income                                        0.28           0.47           0.04
Net realized and unrealized gains on investments            (0.28)          0.55           0.23
                                                        ---------      ---------      ---------
  Total from investment operations                             --           1.02           0.27
                                                        ---------      ---------      ---------
Less distributions:
From net investment income                                  (0.28)         (0.47)         (0.04)
From net realized gains                                        --          (0.10)            --
                                                        ---------      ---------      ---------
  Total distributions                                       (0.28)         (0.57)         (0.04)
                                                        ---------      ---------      ---------
Net asset value, end of period                          $   11.97      $   12.25      $   11.80
                                                        =========      =========      =========
  Total return                                              (0.04)%++       8.76%++        2.37%++
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)               $ 370,767      $ 373,753      $ 365,801
Ratio of expenses to average net assets                      0.55%+         0.55%+         0.50%+
Ratio of net investment income to average net assets         4.59%+         4.78%+         4.79%+
Ratio of expenses to average net assets(c)                   0.66%+(d)      0.68%+         0.60%+
Ratio of net investment income to average net
 assets(c)                                                   4.49%+         4.65%+         4.69%+
Portfolio turnover rate                                     29.65%++       44.75%++      128.02%++

 * The Fund was formerly known as the Prairie Intermediate Municipal Bond Fund, a separate investment portfolio (the "Prairie Fund") of Prairie Funds, which was organized as a Massachusetts business trust. On September 21, 1996, the assets and liabilities of the Prairie Fund were transferred to this Fund, which had no prior operating history.

(a) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(b) For the period February 1, 1995 (initial offering date of Class I Shares) through February 28, 1995.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d) During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

 + Annualized.

++ Not annualized.

                                       43

Michigan Municipal Bond Fund*

Class A and I Shares
                                                                                                     February 1, 1993
                                                        For the Six                                     (Commencement
                                                       Months Ended     Year Ended     Year Ended   of Operations) to
                                                           June 30,   December 31,   December 31,        December 31,
                                                               1996           1995           1994                1993
                                                       ------------   ------------   ------------   -----------------
                                                        (Unaudited)
Net asset value, beginning of period                     $  10.60       $   9.54       $  10.60         $  10.00
                                                         --------       --------       --------         --------
Income from investment operations:
Net investment income                                        0.24           0.48           0.50             0.44
Net realized and unrealized gains (losses) on
 investments                                                (0.35)          1.06          (1.06)            0.59
                                                         --------       --------       --------         --------
  Total from investment operations                          (0.11)          1.54          (0.56)            1.03
                                                         --------       --------       --------         --------
Less distributions:
From net investment income                                  (0.24)         (0.48)         (0.50)           (0.43)
From net realized gains                                        --             --             --               --
                                                         --------       --------       --------         --------
  Total distributions                                       (0.24)         (0.48)         (0.50)           (0.43)
                                                         --------       --------       --------         --------
Net asset value, end of period                           $  10.25       $  10.60       $   9.54         $  10.60
                                                         ========       ========       ========         ========
  Total return(b)                                           (2.16)%(a)     16.49%         (5.42)%          11.50%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                $ 55,003       $ 53,453       $ 45,263         $ 42,114
Ratio of expenses to average net assets                      0.82%(a)       0.79%          0.53%            0.19%(a)
Ratio of net investment income to average net assets         4.61%(a)       4.71%          5.01%            5.12%(a)
Ratio of expenses to average net assets without fee
 waivers/reimbursed expenses                                 0.93%(a)       1.04%          1.05%            1.21%(a)
Ratio of net investment income to average net assets
 without fee waivers/reimbursed expenses                     4.50%(a)       4.46%          4.49%            4.10%(a)
Portfolio turnover rate                                     11.77%         26.97%         25.93%           41.70%

 * Prior to September 23, 1996, the name of the Fund was the Woodward Michigan Municipal Bond Fund.

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                       44

                            DESCRIPTION OF THE FUNDS

General

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of twenty-six investment portfolios, each of which consists of a separate pool of assets with separate investment objectives and policies. This Prospectus, however, contains only nineteen portfolios. Under the 1940 Act, each Fund is classified as a diversified investment portfolio (the "Diversified Funds") except for the International Equity, International Bond, Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds (the "Non-Diversified Funds"), which are each classified as a non-diversified portfolio.

Investment Objectives and Policies

The investment objective of a Fund may not be changed without approval of the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities. See "General Information." Except as noted below under "Investment Limitations," a Fund's investment policies may be changed without a vote of shareholders. There can be no assurance that a Fund will achieve its objective. The following section should be read in conjunction with the description of investments in which the Funds may invest, as set forth in "Supplemental Information."

Asset Allocation Funds

In order to achieve its investment objective, each Asset Allocation Fund will typically invest its assets in the Underlying Funds within a predetermined target asset allocation range, as set forth below. The target asset allocation reflects the extent to which each Asset Allocation Fund will invest in a particular market segment, and the varying degrees of potential investment risk and reward represented by each Fund's investments in those market segments and their corresponding Underlying Funds. The Investment Adviser may alter the target asset allocation and the target asset allocation ranges when it deems appropriate. The assets of each Fund will be allocated among each of the Underlying Funds in accordance with its investment objective, the target asset allocation, the Investment Adviser's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. Substantially all of the assets of the Managed Assets Conservative and Managed Assets Balanced Funds are currently generally invested directly in the same types of underlying securities as are permissible investments for the Underlying Funds. The Asset Allocation Funds will generally limit their investments to the Underlying Funds, although, as deemed appropriate by the Investment Adviser, until the Managed Assets Conservative and Managed Assets Balanced Funds are substantially invested in the Underlying Funds, such Funds may purchase these underlying securities directly. The Investment Adviser currently expects that the Managed Assets Conservative and Managed Assets Balanced Funds' transition to having substantially all of their assets invested in the Underlying Funds will be gradual.

      In order to meet liquidity needs or for temporary defensive purposes, each Asset Allocation Fund may invest its assets in shares of the Money Market Fund and directly in short-term obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, or its agencies or instrumentalities ("U.S. Government Obligations"), "high quality" money market instruments such as certificates of deposit, bankers' acceptances, time deposits, repurchase agreements, reverse repurchase agreements, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of high quality money market instruments, commercial paper, notes, other short-term obligations and variable rate master demand notes of domestic and foreign issuers ("Cash Equivalent Securities"). "High quality" money market instruments are money market instruments which are rated at the time of purchase within the two highest rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, L.P. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") (each a "Rating Agency") or which are unrated at such time but are deemed by the Investment Adviser to be comparable in quality to instruments that are so rated. Such investments may include obligations of foreign banks and foreign branches of U.S. banks.

      The Managed Assets Conservative Fund seeks to provide long-term total return with capital appreciation as a secondary consideration. The Managed Assets Balanced Fund seeks to achieve long-term total return through a combination of capital appreciation and current income. The Managed Assets Growth Fund seeks to achieve long-term total return with current income a secondary consideration. The Managed Assets Conservative Fund is deemed to be more "conservative" than the Managed Assets Growth and Managed Assets Balanced Funds because it has a heavier weighting in Debt Securities and in Underlying Funds which invest primarily in Debt Securities and a lighter weighting in Equity Securities and in Underlying Funds which invest primarily in Equity Securities relative to the other Asset Allocation Funds. In attempting to achieve its asset allocation objective, except as set forth above, each Asset Allocation Fund will invest in the equity, debt and cash equivalent market sectors within the following ranges:

                                                            Target Asset Allocation
                                   -----------------------------------------------------------------------
      Asset Allocation Fund                  Equity                       Debt             Cash Equivalent
      ---------------------                  ------                       ----             ---------------
Managed Assets Conservative Fund             30%-50%                     50%-70%                0%-20%
Managed Assets Balanced Fund                 50%-70%                     30%-50%                0%-20%
Managed Assets Growth Fund                   70%-90%                     10%-30%                0%-20%
Underlying Funds by Category       Equity Income Fund           Intermediate Bond Fund    Money Market Fund
                                   Growth Fund                  Bond Fund
                                   Mid-Cap Opportunity Fund     Short Bond Fund
                                   Small-Cap Opportunity Fund   Income Fund
                                   Intrinsic Value Fund         International Bond Fund
                                   Growth and Value Fund
                                   Equity Index Fund
                                   International Equity Fund

Pegasus Money Market Fund

The Money Market Fund seeks to provide a high level of current income consistent with the preservation of capital and liquidity. The Money Market Fund also seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions, but there can be no assurance that the Fund will be able to do so.

      The Money Market Fund may invest in the following high quality money market instruments: (1) U.S. Government Obligations; (2) U.S. dollar denominated obligations issued or guaranteed by the government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof;
(3) certificates of deposit, bankers' acceptances and time deposits of U.S. banks or other U.S. financial institutions (including foreign branches of such banks and institutions) having total assets in excess of $1 billion and which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC"); (4) certificates of deposit, bankers' acceptances and time deposits of foreign banks and U.S. branches of foreign banks having assets in excess of the equivalent of $1 billion; (5) commercial paper, other short-term obligations and variable and floating rate master demand notes, bonds, debentures and notes; (6) repurchase agreements relating to the above instruments; (7) reverse repurchase agreements; (8) guaranteed investment contracts; (9) securities of other investment companies; (10) securities lending; and (11) illiquid securities (limited to 10% of the Fund's net assets). The Money Market Fund is subject to Rule 2a-7 of the 1940 Act, which sets forth requirements of, among other things, diversification, average maturity (including a requirement that dollar-weighted average portfolio maturity may not exceed 90 days) and credit quality. See also the Statement of Additional Information for more information on the Money Market Fund. You may request a Money Market Fund Prospectus by calling (800) 688-3350.

Equity Funds

The Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value and Equity Index Funds invest primarily in publicly traded common stocks of companies incorporated in the United States, although each such Fund may also invest up to 25% of its total assets in the Equity Securities of foreign issuers, either directly or through Depository Receipts. The International Equity Fund invests primarily in Equity Securities of foreign issuers, either directly or through Depository Receipts and similar securities which may be sponsored or unsponsored. See "Risk Factors -- Foreign Securities" below. In addition, each Equity Fund may invest in securities convertible into common stock, such as certain bonds and preferred stocks, and may invest up to 5% of their respective net assets in other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Each Equity Fund is permitted to invest up to 5% of its net assets in lower rated convertible securities. The Equity Funds may also enter into futures contracts and related options and may utilize options and other derivative instruments such as equity index swaps, each of which involves risk. Each Equity Fund may also lend its portfolio securities.
In addition, the International Equity Fund may invest in foreign currency and options on foreign currency transactions. Under normal market conditions, each Fund expects to invest at least 65% of the value of its total assets in Equity Securities. Each Equity
Fund may hold up to 35% of its total assets in Debt Securities rated "investment grade" or higher at the time of purchase (i.e., no lower than Baa by Moody's or BBB by S&P, Fitch or Duff), or unrated investments deemed by the Investment Adviser to be comparable in quality at the time of purchase to instruments that are so rated, and, in the case of the International Equity Fund, Debt Securities of foreign issuers, foreign governments and agencies. Obligations rated in the lowest of the top four rating categories (Baa by Moody's or BBB by S&P, Fitch, Duff or IBCA) are considered to have less capacity to pay interest and repay principal and have certain speculative characteristics

      The Equity Income Fund will invest primarily in income-producing Equity Securities of domestic issuers. The Investment Adviser will be particularly alert to companies which pay above-average dividends, yet offer opportunities for capital appreciation and growth of earnings.

      The Growth Fund will invest primarily in Equity Securities of domestic issuers believed by the Investment Adviser to have above-average growth characteristics. The Investment Adviser may consider some of the following factors in making its investment decisions: the development of new or improved products or services, a favorable outlook for growth in the industry, patterns of increasing sales and earnings, the probability of increased operating efficiencies, cyclical conditions, or other signs that the company is expected to show greater than average earnings growth and capital appreciation.

      The Mid-Cap Opportunity Fund invests in Equity Securities of companies with market capitalizations of $500 million to $3 billion. The Investment Adviser believes that there are many companies in this size range that enjoy enhanced growth prospects, operate in more stable market niches, and have greater ability to respond to new business opportunities, all of which increase their likelihood of attaining superior levels of profitability and investment returns.

      The Small-Cap Opportunity Fund invests in Equity Securities of small domestic issuers with market capitalizations of $100 million to $1 billion. The Investment Adviser will consider some of the following factors in making its investment decisions: high quality management, significant equity ownership positions by management, a leading or dominant position in a major product line, a sound financial position, and a relatively high rate of return on invested capital. The Fund also may invest in companies that offer the possibility of accelerating earnings growth because of management changes, new products or structural changes in industry or the economy.

      The Intrinsic Value Fund invests primarily in Equity Securities of companies believed by the Investment Adviser to represent a value or potential worth which is not fully recognized by prevailing market prices. In selecting investments for the Fund, screening techniques are employed to isolate issues believed to be attractively priced. The Investment Adviser then evaluates the underlying earning power and dividend paying ability of these potential investments. The Fund's holdings are usually characterized by lower price/earnings, price/cash flow and price/book value ratios and by above average current dividend yields relative to the equity market.

      The Growth and Value Fund invests primarily in Equity Securities of companies believed by the Investment Adviser to represent a value or potential worth which is not fully recognized by prevailing market prices. The Fund invests in companies which the Investment Adviser believes have earnings growth expectations that exceed those implied by the market's current valuation. In addition, the Fund seeks to maintain a portfolio of companies whose earnings will increase at a faster rate than within the general equity market.

      The Equity Index Fund uses the S&P 500 Index as a benchmark for comparison because it represents roughly two-thirds of the market value of all publicly traded common stocks in the United States, is well known to investors and is a widely accepted measure of common stock investment returns. The S&P 500 Index contains a representative sample of common stocks that trade on the New York and American Stock Exchanges and also contains over-the-counter stocks that are a part of the National Market System.

      The Fund seeks to achieve a 95% correlation coefficient between its performance and that of the S&P 500 Index. Therefore, the Fund's price changes and total return are expected to closely match movements in the underlying Index. Deviations from the performance of the S&P 500 Index ("tracking error") may result from shareholder purchases and redemptions of shares of the Fund that occur daily, as well as from the expenses borne by the Fund, cash reserves held by the Fund and purchases and sales of securities made by the Fund to conform its holdings more closely with that of the S&P 500
Index. In addition, tracking error may occur due to changes made in the S&P 500 Index and the manner in which the index is calculated by S&P. In the event the performance of the Fund is not comparable to the performance of the Index, the Board of Trustees will examine the reasons for the deviation and the availability of corrective measures. If substantial deviation in the Fund's performance were to continue for extended periods, it is expected that the Board of Trustees would consider possible changes to the Fund's investment objective.

      The Fund will not be managed by using traditional economic, financial or market analysis. Instead, the Fund utilizes a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the S&P 500 Index. Stocks are selected for the Fund based on both capitalization weighting in the index and industry representation. Larger market capitalization securities in the S&P 500 Index are added to the Fund according to their relative weight. Smaller capitalization securities are then added to the Fund in equal weights according to an analysis of the industry diversification of the S&P 500 Index. Therefore, while all industry weights in the Fund are essentially matched to those of the S&P 500 Index, not necessarily all 500 stocks are held in the Fund. The Fund may invest up to 25% of its assets in the securities of foreign issuers through Depository Receipts. Pending investment and to meet anticipated redemption requests, the Fund may hold up to 5% of its total assets in Cash Equivalent Securities. In addition, up to 5% of the Fund's total assets may be invested in futures contracts and related options in an effort to maintain exposure to price movements in the S&P 500 Index pending investment of funds or while maintaining liquidity to meet potential shareholder redemptions.

      The International Equity Fund will invest primarily in Equity Securities of foreign issuers located in but not limited to the United Kingdom and European continent, Japan, other Far East areas and Latin America. The Fund may also invest in other regions seeking to capitalize on investment opportunities in other parts of the world.

      The Investment Adviser's investment approach to managing the Fund's assets emphasizes active country selection involving global economic and political assessments together with valuation analysis of selected countries' securities markets. In situations where an investment's attractiveness outweighs prospects for currency weakness, the Investment Adviser may take suitable hedging measures. An index approach is typically used at the stock selection level.

      The Investment Adviser employs quantitative techniques in conjunction with its judgment and experience to determine the foreign equity markets that the Fund will be invested in and the percentage of total assets the Fund will hold by country. Securities of a country are selected using a quantitatively-oriented sampling technique intending to generally replicate the performance of an individual country's stock market index. The Morgan Stanley Capital International Country Indexes have, for some time, been the accepted benchmarks in the U.S. for international equity fund country comparisons. The Fund may also invest in individual Equity Securities which the Investment Adviser believes offer opportunities for capital appreciation.

      The Fund's assets will be invested at all times in the securities of issuers located in at least three different foreign countries. Investments in a particular country may exceed 25% of the Fund's total assets, thus making its performance more dependent upon the political and economic circumstances of a particular country than a more widely diversified portfolio.

Bond Funds

Each of the Bond Funds will invest at least 65% of the value of its total assets under normal market conditions in Debt Securities. When the Investment Adviser believes it advisable for temporary defensive purposes or in anticipation of otherwise investing cash positions, each Bond Fund may invest in Cash Equivalent Securities. Most obligations acquired by the Funds will be issued by companies or governmental entities located within the United States. Up to 15% of the total assets of the Bond Funds may be invested in dollar denominated debt obligations (including Cash Equivalent Securities) of foreign issuers. The International Bond Fund may invest 100% of its assets on investments in foreign issuers.

      Each Bond Fund also may engage in futures and options transactions and other derivative instruments, such as interest rate swaps and forward contracts, and the International Bond Fund may engage in foreign exchange transactions, each of which involves risk. Each Bond Fund may also lend its portfolio securities. See "Risk Factors" below and

"Supplemental Information."

      The Debt Securities in which each Bond Fund, other than the International Bond Fund, may invest will be rated investment grade at the time of purchase, or if unrated, will be deemed by the Investment Adviser to be comparable in quality at the time of purchase to instruments that are so rated. By so restricting its investments, a Fund's ability to maximize total rate of return will be limited. Under normal market conditions, at least 65% of the value of the International Bond Fund's total assets will consist of Debt Securities rated A or better by or Rating Agency. The remainder of the International Bond Fund's assets may be invested in Debt Securities rated no lower than B by a Rating Agency. The Fund also may invest in Debt Securities which, while not rated, are determined by the Investment Adviser to be of comparable quality to those rated securities in which the Fund may invest. See "Risk Factors -- Lower Rated Securities."

      The Intermediate Bond Fund invests in a portfolio of U.S. dollar denominated Debt Securities of domestic and foreign issuers which, under normal market conditions, will have maturities or average lives of up to 15 years. The Fund's average weighted portfolio maturity is expected to be between 3 and 6 years.

      The Bond Fund invests in a portfolio of U.S. dollar denominated Debt Securities of domestic and foreign issuers. The Fund's average weighted portfolio maturity is expected to be between 6 and 12 years.

      The Short Bond Fund invests in a portfolio of U.S. dollar denominated Debt Securities of domestic and foreign issuers which, under normal market conditions, will have maturities or average lives of up to 10 years. The Fund's average weighted portfolio maturity will be limited to a maximum of 3 years.

      The Income Fund invests in a portfolio of U.S. dollar denominated Debt Securities of domestic and foreign issuers which, under normal market conditions, will have a dollar-weighted average maturity expected to range between 3 and 10 years.

      The International Bond Fund will invest in Debt Securities of issuers located throughout the world, except the United States. The Fund also may invest in convertible preferred stocks. The Fund may hold foreign currency, and may purchase debt securities or hold currencies in combination with forward currency exchange contracts. The Fund will be alert to opportunities to profit from fluctuations in currency exchange rates. The Fund will be particularly alert to favorable arbitrage opportunities (such as those resulting from favorable interest rate differentials) arising from the relative yields of the various types of securities in which the Fund may invest and market conditions generally. The Fund may invest without restriction in companies in, or governments of, developing countries. See "Risk Factors -- Foreign Securities" below.

Municipal Bond Funds

It is a fundamental policy of each of the Municipal Bond Funds to invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in Municipal Obligations. From time to time, a Municipal Bond Fund may invest in an amount not to exceed 20% of the value of its net assets, or without limitation for temporary defensive purposes, in taxable Cash Equivalent Securities. Dividends paid by a Municipal Bond Fund that are attributable to income earned by it from these securities will be taxable to investors. See "Dividends, Distributions and Taxes."

      Municipal Obligations in which the Municipal Bond Funds invest will be rated at least Baa, MIG-2/ VMIG-2 or Prime 2 (P-2) by Moody's, BBB, SP-2 or A-2 by S&P, BBB or F-2 by Fitch or BBB or Duff-2 by Duff or, if unrated, determined by the Investment Adviser to be comparable in quality to instruments that are so rated. The Municipal Bond Funds also may engage in futures and options transactions and other derivative instruments transactions, such as interest rate swaps, each of which involves risk. The Municipal Bond Funds are also permitted to lend their portfolio securities. See "Risk Factors" below and "Certain Portfolio Securities" in the Appendix.

      The Municipal Bond Fund invests in a portfolio of investment grade Municipal Obligations without regard to maturity.

      The Intermediate Municipal Bond Fund invests in a portfolio of investment grade Municipal Obligations which, under normal market conditions, will have a dollar-weighted average maturity expected to range between 3 and 10 years.

      The Michigan Municipal Bond Fund invests at least 65% of its total assets under normal market conditions in investment grade Michigan Municipal Obligations and the remainder may be invested in securities that are not Michigan Municipal Obligations and therefore may be subject to Michigan income taxes. See "Taxes." The Fund will invest in Michigan Municipal Obligations and other securities without regard to maturity.

      To the extent that acceptable Michigan Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest primarily in other Municipal Obligations the interest on which is, in the opinion of bond counsel, exempt from federal, but not Michigan income taxes.

Investment Limitations

Each Fund and the Money Market Fund is subject to a number of investment limitations. Except as noted, the following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund or the Money Market Fund without the affirmative vote of the holders of a majority of the outstanding shares of the Fund or the Money Market Fund. Other investment limitations that cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives, Policies and Risk Factors."

      Each of the Funds and the Money Market Fund may not:

      1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, domestic bank obligations for the Money Market Fund, and repurchase agreements secured by such instruments, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

      2. Make loans, except that it may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

      3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

      The Diversified Funds and the Money Market Fund may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by it, except that up to 25% of the value of its total assets may be invested without regard to these limitations.

      Each Asset Allocation Fund will look through to its pro rata portion of the Underlying Funds' portfolio investments to determine consistency with its fundamental policies on diversification and concentration.

      Generally, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

Risk Factors

   General

      Before selecting a Fund in which to invest, the investor should assess the risks associated with the types of investments made by the Fund. Investors should consider each Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. The following should be read in conjunction with "Supplemental Information" beginning on page A-1 of this Prospectus and this Statement of Additional Information which provides a further discussion of securities in which the Funds may invest and have certain investment risks associated with certain of these investments.

   Equity Securities

(Asset Allocation and Equity Funds only) The securities of the smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

   Debt Securities

(All Funds and the Money Market Fund) Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Debt Securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Also see "Lower Rated Securities" below for the Equity Funds and see the Appendix in the Statement of Additional Information.




   Municipal Obligations

(Asset Allocation, Bond and the Municipal Bond

Funds only) Investors should be aware that when a Fund's assets are concentrated in obligations payable from revenues of similar projects or issued by issuers located in the same state, or in industrial development bonds, it will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.

      Payment on Municipal Obligations held by the Funds relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted Municipal Obligations.

   Lower Rated Securities

(Asset Allocation and Equity Funds and the International Bond Fund only) Investors should carefully consider the relative risks of investing in the higher yielding (and, therefore, higher risk) debt securities rated below investment grade by Moody's, S&P, Fitch or Duff (commonly known as junk bonds). The International Bond Fund may invest up to 35% of its net assets in debt securities rated as low as B by Moody's, S&P, Fitch and Duff and unrated debt securities deemed by the Investment Adviser to be comparable in quality at the time of purchase to instruments that are so rated. Each Equity Fund is permitted to invest up to 5% of its net assets in lower rated convertible securities.

      The market values of certain lower rated debt securities tend to reflect specific developments with respect to the issuer to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher rated securities. Issuers of such debt securities often are highly leveraged and may not have available to them more traditional methods of financing.

      Securities rated below investment grade generally are not meant for short-term investing and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated Debt Securities. Securities rated BBB by S&P, Fitch or Duff or Baa by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate and may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Factors adversely affecting the market price and yield of lower rated debt securities, including a fund's ability to sell such securities in a market that may be less liquid than for higher rates securities, will adversely affect the Fund's net asset value. In addition, the retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating such Fund's net asset value.

      The Investment Adviser will continually evaluate these securities and the ability of the issuers of such securities to pay interest and principal. The Fund's ability to achieve its investment objectives may be more dependent on the Investment Adviser's credit analysis than might be the case for a fund that invested in higher rated securities. See the Appendix in the Statement of Additional Information for a general description of securities ratings.

   Foreign Securities

(Asset Allocation, Equity and Bond Funds and the Money Market Fund)
Foreign securities markets, and especially those of developing countries, generally are not as developed or efficient as those in the United States. Investment in securities of foreign issuers, whether made directly or indirectly, involve inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies, and the possibility of adverse changes in investment or exchange control regulations. Foreign securities may also be less liquid and more volatile than securities of comparable U.S. issuers.

      Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies.

   Foreign Currency and Foreign Commodity Transactions

(Asset Allocation Funds and the International Equity and International
Bond Funds only) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of
investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

      The foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading currencies on an exchange. Since a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or force such Fund to cover its commitments for purchase or resale, if any, at the current market price.

      Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission (the "CFTC") and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or such Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not.

   Mortgage-Related Securities

(Asset Allocation and Bond Funds only) No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Board. Mortgage-related securities may be considered a derivative instrument.

   Derivative Instruments

Each Fund and the Money Market Fund may purchase certain "derivative instruments" in accordance with their respective investment objectives and policies. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset backed securities, "stripped" securities and various floating rate instruments, including inverse floaters).

      Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Fund or the Money Market Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

   Special Risk Considerations Applicable to the Asset Allocation Funds

An investment in a mutual fund involves risk and, although the Asset Allocation Funds will ultimately be substantially invested in the Underlying Funds, such investment will not eliminate investment risk. Investing in the Underlying Funds through the Asset Allocation Funds also involves certain additional expenses and tax considerations that would not be present in a direct investment in the Underlying Funds. From time to time, the Underlying Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Investment Adviser for its clients, including the Asset Allocation Funds. These transactions may have a material effect on the Underlying Funds because Underlying Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because the Underlying Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with the purchase and sale of securities and such sales may also increase transaction costs. The Investment Adviser is committed to minimizing the impact of these transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Asset Allocation Funds. The Investment Adviser will monitor the impact of asset allocation decisions on the Underlying Funds and, where practicable, an Asset Allocation Fund will, at any one time, only redeem shares of any Underlying Funds to reduce its allocation to that particular Underlying Fund in increments of up to 5% (e.g. from 20% to 15%), except where such redemptions are to meet Fund shareholder redemption requests. The Investment Adviser will nevertheless face conflicts in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients (including shareholders of the Asset Allocation Funds) and the interests of the Underlying Funds. Further information about the investment policies and objectives of the Underlying Funds is in this section and in "Investment Objectives and Policies," "Risk Factors," "Supplemental Information" and the Statement of Additional Information.

   Special Risk Considerations Applicable to the
      Michigan Municipal Bond Fund

The Michigan Municipal Bond Fund will under normal market conditions consist of Michigan Municipal Obligations to the extent of 65% or more of its total assets. This concentration in securities issued by governmental units of only one state exposes the Fund to risk of loss greater than that of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

      Moreover, the economy of the State of Michigan is heavily dependent upon the automobile manufacturing industry. This industry is highly cyclical. This factor affects the revenue streams of the State of Michigan and its political subdivisions because it impacts on tax sources, particularly sales taxes, income taxes and Michigan single business taxes.

      In 1993 and 1994, Michigan adopted complex statutory and constitutional changes which, among several other changes in tax methods and rates, have the effect of imposing limits on annual assessment increases and of transferring a significant part of the operating cost of public education from locally based property tax sources to state based sources, including increased sales tax. These changes will affect state and local revenues of Michigan governmental units in future years in differing ways, not all of which can be presently known with certainty.

   Other Investment Considerations

The classification of the Municipal Bond Funds and the International
Equity and International Bond Funds as "non-diversified" investment companies means that the proportion of each Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer and to hold not more than 10% of the voting securities of any single issuer. Each Non-Diversified Fund, however, intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry or economic sector, its portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

HOW TO BUY SHARES

General Information

   Description of Classes

This Prospectus offers investors three Classes of shares of each Fund for investment, Class A, Class B and Class I shares, each of which represents an identical pro rata interest in a Fund's investment portfolio. Class A shares and Class B shares are offered to any investor. Orders for purchases of Class I shares, however, may be placed only for certain eligible investors as described below. An investor who is not eligible to purchase Class I shares may choose either Class A or Class B shares based on which class best suits the investor's needs, given the offering price, the length of time the investor expects to hold the shares and any other relevant circumstances.
      Class A shares are sold at net asset value per share plus an initial sales charge imposed at the time of purchase. The initial sales charge may be reduced or waived for certain purchases. Class A shares of each Fund are subject to a shareholder servicing fee. Class B shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class B shares may be subject to a CDSC, as described under "How To Redeem Shares" below, and are subject to a distribution fee and shareholder servicing fee. See "Distribution Plans and Shareholder Services Plans."

      Class A and Class B shares are offered to the general public and may be purchased through a number of institutions, including NBD, FCNIMCO, FNBC, ANB and their affiliates, other Service Agents, and directly through the Distributor.

      Class I shares are sold at net asset value with no sales charge and are sold exclusively to qualified trust, custody and/or agency account clients of FNBC, NBD or their affiliates, including defined benefit retirement plans for which FNBC, NBD or their affiliates act as investment manager, but excluding other retirement, 401(k), employee benefit and profit sharing plans ("Fiduciary Accounts"), to qualified retirement, profit sharing, 401(k) or other employee benefit plans with plan assets of at least $100 million invested in shares of the Funds or other investment companies or accounts advised by NBD, FNBC, ANB or FCNIMCO ("Eligible Retirement Plans") and to the Asset Allocation Funds. Class I shares are not subject to an annual service fee or distribution fee.

      Class B shares will receive lower per share dividends and at any given time the performance of Class B should be expected to be lower than for shares of each other Class because of the higher expenses borne by Class B. Similarly, Class A shares will receive lower per share dividends, and the performance of Class A should be expected to be lower, than Class I shares because of the higher expenses borne by Class A.

      An investor who is not eligible to purchase Class I shares should consider whether, during the anticipated life of the investor's investment in the Fund, the accumulated distribution fee and CDSC on Class B shares prior to conversion would be less than the initial sales charge, if any, on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution fees on Class B shares may exceed the initial sales charge on Class A shares during the life of the investment.

Information Applicable To All Purchasers

When purchasing Fund shares, an investor must specify the Class of shares being purchased. If no Class of shares is specified, Class A shares will be purchased.

      The minimum initial investment for each Class is $1,000. However, for IRAs and other retirement plans, the minimum initial purchase is $250.
All subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. The Investment Adviser and Service Agents may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. The Funds reserve the right to reject any purchase order.

      If an order is received by the Transfer Agent by the close of trading on the floor of the New York Stock Exchange (the "Exchange"), or at the Early Closing Time (as defined below), on any Business Day (as defined below), shares will be purchased at the public offering price determined as of the close of trading on the floor of the Exchange (currently 4:00 p.m., Eastern time) or as of the Early Closing Time on that day. Otherwise, shares will be purchased at the public offering price determined as of the close of trading on the floor of the Exchange or as of the Early Closing Time on the next Business Day.

      Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See the Statement of Additional Information for information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

      Share certificates will not be issued. It is not recommended that the Municipal Bond Funds be used as vehicles for Keogh, IRA or other qualified retirement plans.

Net Asset Value

As to each Fund, net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. The assets of each Asset Allocation Fund will eventually consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values.

      Shares for each Fund are sold on a continuous basis at the public offering price (i.e., net asset value plus the applicable sales load, if any, set forth below). Net asset value per share of the Funds is determined as of the close of trading on the floor of the Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business (the "Business
Days") except: (i) those holidays which the Exchange observes
(currently New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day); and (ii) those business days on which the Exchange closes prior to the close of its regular trading hours ("Early Closing Time") in which event the net asset value of each Fund will be determined and its shares will be priced as of such Early Closing Time.

      Shares of the Underlying Funds held by the Asset Allocation Funds are valued by the Asset Allocation Funds at their respective net asset values. Other securities held by the Funds which are traded on only over-the-counter markets and other securities for which there were no transactions are valued at the average of the current bid and asked prices. Debt Securities held by the Funds are valued according to the broadest and most representative market, which ordinarily will be the over-the-counter markets, whether in the United States or in foreign countries. Such securities are valued at the average of the current bid and asked prices. Securities (other than shares of the Underlying Funds) for which accurate market quotations are not readily available, and other assets are valued at fair value by the Investment Adviser under the supervision of the Board of Trustees. Securities (other than shares of the Underlying Funds) may be valued on the basis of prices provided by independent pricing services when the Investment Adviser believes such prices reflect the fair market value of such securities. The prices provided by pricing services take into account institutional size trading in similar groups of securities and any developments related to specific securities. For valuation purposes, the value of assets and liabilities expressed in foreign currencies will be converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation. A Fund's open futures contracts will be "marked-to-market."

Class A Shares

Class A shares of each Fund are subject to an annual service fee at the rate of up to 0.25% of the value of the average daily net assets of Class A. See "Distribution Plans and Shareholder Services Plans." Class A shares held by investors who after purchasing Class A shares establish a Fiduciary Account will convert to Class I shares upon depositing such shares into such Account, based on the relative net asset values for shares of each such Class.


      The public offering price for Class A shares of each Fund is the net asset value per share plus a sales load as shown below.

ASSET ALLOCATION FUNDS and EQUITY FUNDS
(OTHER THAN THE EQUITY INDEX FUND)
                                      Total Sales Load
                                   ---------------------      Dealers'
                                   As a % of   As a % of   Reallowance
                                    offering   net asset     as a % of
                                       price   value per      offering
Amount of Transaction              per share       share         price
---------------------              ---------   ---------   -----------
Less than $50,000                      5.00        5.26          4.50
$50,000 to less than $100,000          4.50        4.71          4.00
$100,000 to less than $250,000         3.50        3.63          3.00
$250,000 to less than $500,000         2.50        2.56          2.00
$500,000 to less than $1,000,000       2.00        2.04          1.75
$1,000,000 and above                   none*       none          none

BOND, INTERNATIONAL BOND, MUNICIPAL BOND and
MICHIGAN MUNICIPAL BOND FUNDS
                                      Total Sales Load
                                   ---------------------      Dealers'
                                   As a % of   As a % of   Reallowance
                                    offering   net asset     as a % of
                                       price   value per      offering
Amount of Transaction              per share       share         price
---------------------              ---------   ---------   -----------
Less than $50,000                      4.50        4.71          4.00
$50,000 to less than $100,000          4.00        4.17          3.50
$100,000 to less than $250,000         3.00        3.09          2.50
$250,000 to less than $500,000         2.00        2.04          1.50
$500,000 to less than $1,000,000       1.50        1.52          1.25
$1,000,000 and above                   none*       none          none

EQUITY INDEX, INCOME, INTERMEDIATE BOND and
INTERMEDIATE MUNICIPAL BOND FUNDS
                                      Total Sales Load
                                   ---------------------      Dealers'
                                   As a % of   As a % of   Reallowance
                                    offering   net asset     as a % of
                                       price   value per      offering
Amount of Transaction              per share       share         price
---------------------              ---------   ---------   -----------
Less than $50,000                      3.00        3.09          2.75
$50,000 to less than $100,000          2.50        2.56          2.25
$100,000 to less than $250,000         2.00        2.04          1.75
$250,000 to less than $500,000         1.50        1.52          1.25
$500,000 to less than $1,000,000       1.00        1.01          0.75
$1,000,000 and above                   none*       none          none

SHORT BOND FUND
                           Total Sales Load
                        ---------------------      Dealers'
                        As a % of   As a % of   Reallowance
                         offering   net asset     as a % of
                            price   value per      offering
Amount of Transaction   per share       share         price
---------------------   ---------   ---------   -----------
Less than $1,000,000       1.00        1.01          0.75
$1,000,000 and above       none*       none          none

* A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

      With respect to purchases of $1,000,000 or more of Class A shares or other purchases of Class A shares made at net asset value (as described below) of each Fund made through Service Agents, the Distributor may pay such Service Agents from its own funds, with respect to the Asset Allocation and Equity Funds (other than the Equity Index Fund) and the Bond, International Bond, Municipal Bond and Michigan Municipal Bond Funds, a fee of 1.00% for each Fund for the first $2 million of the amount invested, 0.80% of the next $1 million and 0.50% thereafter and, with respect to the Equity Index, Short Bond, Income, Intermediate Bond and Intermediate Municipal Bond Funds, a fee of 0.75% on the first $3 million of the amount invested and 0.50% thereafter, to compensate Service Agents for their distribution assistance in connection with such purchases. In addition, at its expense, the Distributor may provide additional compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other special events sponsored by dealers. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of Shares. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) trips, including the provision of travel arrangements and lodging at vacation resorts, (2) tickets for entertainment events (such as concerts, cruises, and sporting events) and
(3) merchandise (such as clothing, trophies, clocks, and pens). Dealers may not use sales of shares to qualify for this compensation to the extent such may be prohibited by the laws of any self-regulatory agency, such as the NASD. None of the aforementioned is paid for by the Funds or their respective shareholders.

      Full-time employees of NASD member firms which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage-related or clearing arrangement with an NASD member firm with respect to sales of Fund shares), their spouses and minor children, and accounts opened by a bank, trust company or thrift institution, acting as a fiduciary or custodian, for accounts other than 401(k) and other defined contribution or other retirement plan accounts, may purchase Class A shares for themselves or itself, as the case may be, at net asset value, provided that they have furnished the Distributor appropriate notification of such status at the time of the investment and such other information as it may request from time to time in order to verify eligibility for this privilege. In addition, Class A shares may be purchased at net asset value for accounts registered under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act which are opened through FCNIS and 401(k) and other defined contribution or other retirement plan accounts for which FNBC or its subsidiaries or affiliates has served as custodian or trustee since at least June 1, 1995 or NBD or its subsidiaries or affiliates, other than FNBC or ANB, has served as administrator or trustee since January 1, 1996. Class A shares are also offered at net asset value to directors and full-time or part-time employees of FCN, or any of its affiliates and subsidiaries, retired employees of FCN, or any of its affiliates and subsidiaries, Board members of a fund advised by the Investment Adviser, including members of the Funds' Board of Trustees, or the spouses, children, grandchildren, siblings, parents, grandparents and in-laws of any of the foregoing individuals.

      Class A shares may be purchased at net asset value through certain broker-dealers, registered investment advisers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer, registered investment adviser or other financial institution. The Investment Adviser will pay a fee of up to 1.5% of the amount invested by a participant in its Investment Architect Account or any other wrap account to FCNIS, FNBC or other third-parties.

      Class A shares also may be purchased at net asset value, without a sales charge, with the proceeds from the redemption of shares of an investment company sold with a sales charge or commission or annuity contract or guaranteed investment contract subject to a surrender charge. This also includes shares of an investment company that were or would be subject to a contingent deferred sales charge upon redemption. The purchase must be made within 60 days of the redemption, and the Transfer Agent must be notified in writing by the investor at the time the purchase is made.

      Class A shares also will be offered at net asset value without a sales load to employees participating in accounts such as retirement, 401(k), profit sharing and other employee benefit plan or program accounts where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 200 employees eligible for participation in such plans or programs or (ii) such plan's or program's assets exceed one million dollars
("Eligible Benefit Plans").

      If an individual who is a participant in a qualified retirement, profit sharing, 401(k) or other employee benefit plan which, as provided in this Prospectus, purchases either Class I shares or Class A shares at net asset value, rolls Fund shares into a qualified IRA then that IRA may purchase Class A shares at net asset value.

      Current shareholders of the Equity Index Fund who have owned shares of the Fund since prior to August 26, 1996 and have held all or a portion of such shares thereafter are also entitled to purchase shares of the Equity Index Fund without a sales load.

      In order to qualify for any of the sales load exemptions indicated above, at the time of purchase an investor must notify the Transfer Agent of the sales load exemption. The sales load exemption is subject to verification by the Transfer Agent through a check of appropriate records. If necessary, the Transfer Agent may request additional supporting documentation from the investor.

      If an investor purchases Class A shares without an initial sales charge as part of an investment of at least $1,000,000 or other method as described above, and redeems those shares within a certain period after purchase, a CDSC will be imposed at the time of redemption as described below unless the investor qualifies for a waiver of the CDSC as described below under "Class B Shares -- Waiver of CDSC." The terms set forth under "How to Redeem Shares -- Class B -- Contingent Deferred Sales Charge" (other than the amount of the CDSC and its time periods) are applicable to the Class A shares subject to a CDSC. The following table sets forth the rates of such CDSC for each Fund other than the Short Bond Fund for the indicated time periods:

CDSC as a % of
Amount Invested or      Year Since Purchase
Redemption Proceeds      Payment Was Made
-------------------     -------------------
       1.00%                 First
       0.50%                 Second

      The following table sets forth the rates of such CDSC for the Short Bond Fund for the indicated time periods:

CDSC as a % of
Amount Invested or      Year Since Purchase
Redemption Proceeds      Payment Was Made
-------------------     -------------------
       1.00%                 First
       None                  Second

Right of Accumulation -- Class A Shares

Reduced sales loads apply to any purchase of Class A shares where the dollar amount of shares being purchased, plus the value of shares of such Fund, shares of other Funds and shares of certain other investment companies advised by the Investment Adviser purchased with a sales load or acquired by a previous exchange of shares purchased with a sales load (hereinafter referred to as "Eligible Funds") held by an investor and any related "purchaser" as defined in the Statement of Additional Information, is $50,000 or more. If, for example, an investor previously purchased and still holds Class A shares of the Equity Income Fund, or of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchases Class A shares of such Fund or an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price (4.71% of the net asset value). All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

      To qualify for reduced sales loads, at the time of a purchase an investor must notify the Transfer Agent. The reduced sales load is subject to confirmation of the investor's holdings through a check of appropriate records.

Class B Shares

The Distributor will compensate certain Service Agents for selling Class
B shares at the time of purchase from its own assets. Proceeds of the CDSC and distribution fees payable to the Distributor, in part, would be used to defray these expenses.

Class I Shares

Class I shares held by investors who after purchasing Class I shares for their Fiduciary Accounts withdraw from such Accounts will convert to Class A shares upon such withdrawal, based on the relative net asset values for shares of each such Class, and will be subject to the annual service fee charged to Class A shares.

SHAREHOLDER SERVICES

      The Exchange Privilege and Automatic Investment Plan are available to shareholders of any Class. The Letter of Intent is available only for Class A shareholders, and the Reinstatement Privilege is available only for Class A and Class B shareholders. Such services and privileges may not be available to clients of certain
Service Agents and some Service Agents may impose certain conditions on their clients which are different from those described in this Prospectus. Each investor should consult his Service Agent in this regard.

Exchange Privilege

The Exchange Privilege enables an investor to purchase, in exchange for shares of a Fund which have been owned for at least 30 days, shares of the same Class of the other Funds or the other investment portfolios of the Trust. This privilege may be expanded to permit exchanges between a Fund and other funds that, in the future, may be advised by the Investment Adviser. Exchanges may be made to the extent the shares being received in the exchange are offered for sale in the shareholder's state of residence.

      Shares of the same Class of Funds and other investment portfolios of the Trust purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

      A. Shares of Funds purchased with or without a sales load may be exchanged without a sales load for shares of other Funds and investment portfolios of the Trust sold without a sales load.

      B. Shares of Funds purchased without a sales load may be exchanged for shares of other Funds and investment portfolios of the Trust sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such Funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other Funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted. To accomplish such an exchange, shareholders must notify the Transfer Agent of their prior ownership of Fund shares and their account number.

      D. Shares of Funds subject to a CDSC that are exchanged for shares of another Fund or of the Trust's Money Market Fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      E. A qualified or non-qualified employee benefit plan with assets of at least $1 million or 200 eligible participants may be exchanged from Class B shares to Class A shares on or after January 1 of the year following the year of the plan's eligibility, provided that the sponsor of the plan has so notified the Service Agent of its eligibility and in turn, the Service Agent has notified the Transfer Agent of such eligibility.

      No fees currently are charged shareholders directly in connection with exchanges although the Funds reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. The Funds reserve the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      The exchange of shares of one Fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

Letter Of Intent -- Class A Shares

By signing a Letter of Intent form, available from the Transfer Agent, the Investment Adviser, certain of its affiliates or certain Service Agents, an investor becomes eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period up to the amount of the signed Letter of Intent, (beginning up to 30 days before the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $10,000 is required. To compute the applicable sales load, the offering price of shares the investor holds (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 30-day period before submission of the Letter of Intent. If total purchases are less than the amount specified, the investor will be notified that a deduction from escrow to cover the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made will be assessed. Signing a Letter of Intent does not bind the investor to purchase, or the Trust to sell, the total amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time an investor purchases Class A shares, the investor must indicate his or her intention to do so under a Letter of Intent.

Automatic Investment Plan

The Automatic Investment Plan permits an investor to purchase shares in amounts of at least $100 at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the bank account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, on either the first or the fifteenth day of the month. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Automatic Investment Plan account, the investor must check the appropriate box and supply the necessary information on the Account Application. Investors may obtain the necessary applications from the Transfer Agent by calling (800) 688-3350. Investors should be aware that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. An investor may cancel his or her participation in the Plan or change the amount of purchase at any time by mailing written notification to the Transfer Agent and such notification will be effective three business days following receipt. The Funds may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

Reinstatement Privilege

The Reinstatement Privilege enables investors who have redeemed Class A or Class B shares to purchase, within 120 days of such redemption, Class A shares without the imposition of a sales load in an amount not to exceed the redemption proceeds received. Class A shares so reinstated or purchased will be offered at a purchase price equal to the then-current net asset value of Class A Shares determined after a reinstatement request and payment for Class A shares are received by the Transfer Agent. This privilege also enables such investors to reinstate their account for the purpose of exercising the Exchange Privilege. To use the Reinstatement Privilege, an investor must submit a written reinstatement request to the Transfer Agent. The reinstatement request and payment must be received within 120 days of the trade date of the redemption. There currently are no restrictions on the number of times an investor may use this privilege.

Option to Make Systematic Withdrawals

The Systematic Withdrawal Plan permits investors who own shares of a Fund having a minimum value of $15,000 at the time he elects under the Systematic Withdrawal Plan to have a fixed sum distributed in redemption at regular intervals. An application form and additional information regarding this service may be obtained from an investor's financial institution or the Transfer Agent by calling (800) 688-3350.

Cross Reinvestment of Dividend Plan

The Trust makes available to investors a Cross Reinvestment of Dividend
Plan pursuant to which an investor who owns shares of any Fund with a minimum value of $10,000 at the time he elects may have dividends paid by such Fund automatically reinvested into shares of another Fund or investment portfolio of the Trust in which he has invested a minimum of $1,000. Investors may obtain an application and additional information from their financial institutions or the Transfer Agent by calling (800) 688-3350.

Pegasus Funds Individual Retirement Custodial Account

Class A and Class B shares may be purchased in conjunction with the Trust's Individual Retirement Custodial Account Program ("IRA") where NBD acts as custodian. Investors should consult their institutions or the Transfer Agent for information as to applications and annual fees. The minimum investment for an IRA is $250. Investors should also consult their tax advisers to determine whether the benefits of an IRA are available or appropriate.

HOW TO REDEEM SHARES

General Information

      An investor may request redemption of his shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. An investor who has purchased shares through his Fiduciary Account or as a participant in an Eligible Retirement Plan must redeem shares by following instructions pertaining to such Account or Plan. It is the responsibility of the entity authorized to act on behalf of such Account or Plan to transmit the redemption order to the Transfer Agent and credit the investor's account with the redemption proceeds on a timely basis. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value as described below. If an investor holds Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If an investor fails to specify the Class of shares to be redeemed, Class A shares will be redeemed first. If an investor owns fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from the investor or his Service Agent.

      The Funds impose no charges when shares are redeemed. However, the Trust may impose a CDSC as described below. Service Agents may charge a nominal fee for effecting redemptions of Fund shares. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.

      A Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if an investor has purchased Fund shares by check or through the Automatic Investment Plan and subsequently submits a written redemption request to the Transfer Agent, the redemption proceeds will be transmitted to the investor promptly upon bank clearance of the investor's purchase check or Automatic Investment Plan order, which may take up to eight business days or more. In addition, the Fund will not honor Redemption Checks for a period of eight business days after receipt by the Transfer Agent of the purchase check or Automatic Investment Plan order against which such redemption is requested. These procedures will not apply if the investor otherwise has a sufficient collected balance in his or her account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and the investor will be entitled to exercise all other rights of beneficial ownership. Fund shares will not be redeemed until the Transfer Agent has received the investor's Account Application.

      Each Fund reserves the right to redeem an investor's account at the Fund's option upon not less than 30 days' written notice if, due to share redemptions, the account's net asset value decreases to less than $1,000 and remains so during the notice period.

Redemption Procedures

An investor who has purchased shares through his account at FCN, its affiliates or a Service Agent must redeem shares by following instructions pertaining to such account. If an investor has given his Service Agent authority to instruct the Transfer Agent to redeem shares and to credit the proceeds of such redemption to a designated account at the Service Agent, the investor may redeem shares only in this manner and in accordance with a written redemption request described below. It is the responsibility of FCN, the Investment Adviser or the Service Agent, as the case may be, to transmit the redemption order and credit the investor's account with the redemption proceeds on a timely basis.

      If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Transfer Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. See the Transfer Agent for more information about where to obtain a signature guarantee.

      You may use the Transfer Agent's Telephone Redemption Privilege to redeem shares from your account, unless you have notified the Transfer Agent of an address change within the preceding 15 days with the exception of redemptions to pre-authorized bank accounts. Unless an investor indicates otherwise on the account application, the Transfer Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Transfer Agent with his or her account registration and address as it appears on the Transfer Agent's records. With the telephone redemption or exchange privilege, an investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor, or a representative of the investor's Service Agent, and reasonably believed by the Transfer Agent to be genuine. The Trust will require the Transfer
Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, an investor may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Fund shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the investor's redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate.

Written Redemption Requests

Investors may redeem shares by written request mailed to the Transfer
Agent at 4400 Computer Drive, Westborough, Massachusetts 01581-5120. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed for redemptions greater than $50,000. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchange's Medallion Program.

Class B Shares

      Contingent Deferred Sales Charge

      A CDSC payable to the Distributor may be imposed on redemptions of Class B shares depending on the number of years such shares were held by the investor. The following table sets forth the rates of the CDSC applied for the
Funds:

                               Equity Index,
                                     Income,
                                Intermediate
                                    Bond and
                                Intermediate
                                   Municipal
             Short Bond Fund      Bond Funds   All Other Funds
             ---------------    ------------   ---------------
              CDSC as a % of     CDSC as a %       CDSC as a %
                      Amount       of Amount         of Amount
Year Since       Invested or     Invested or       Invested or
Purchase          Redemption      Redemption        Redemption
Was Made            Proceeds        Proceeds          Proceeds
----------   ---------------     -----------   ---------------
First                   1.00            3.00              5.00
Second                  None            3.00              4.00
Third                      *            2.00              3.00
Fourth                   N/A            2.00              3.00
Fifth                    N/A            1.00              2.00
Sixth                    N/A            None              1.00
Seventh                  N/A               *              None
Eighth                   N/A             N/A                 *

* Conversion to Class A shares.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. Class B shares redeemed will not be subject to a CDSC to the extent that the value of such shares represents capital appreciation or reinvestment of dividends or distributions. It will be assumed that the redemption is made first of Class B shares acquired pursuant to the reinvestment of dividends and distributions or representing any capital appreciation in the value of the Class B shares held by the investor; then of Class B shares held for the longest period of time.

   Waiver Of CDSC

The CDSC will be waived in connection with (a) redemptions made within one year after the death of the shareholder, (b) redemptions by shareholders after age 70-1/2 for purposes of the minimum required distribution from an IRA, Keogh plan or custodial account pursuant to Section 403(b) of the Code,
(c) distributions from a qualified plan upon retirement or termination of employment, (d) redemptions of shares acquired through a contribution in excess of permitted amounts, (e) in-service withdrawals from tax qualified plans by participants and (f) redemptions initiated by a Fund of accounts with net assets of less than $1,000.

   Conversion Of Class B Shares

Class B shares automatically convert to Class A shares (and thus become subject to the lower expenses borne by Class A shares) at the beginning of the eighth year (the third year in the case of the Short Bond Fund and the seventh year in the case of the Equity Index, Income, Intermediate Bond and Intermediate Municipal Bond Funds) after the date of purchase, together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes on the first business day of the month following the seventh anniversary (the second anniversary in the case of the Short Bond Fund and the sixth anniversary in the case of the Equity Index, Income, Intermediate Bond and Intermediate Municipal Bond Funds) of the original purchase. If any exchanges of Class B shares during the eighth-year, third-year or seventh-year, as the case may be, occurred, the holding period for the shares exchanged will be counted toward the eighth-year, third-year or seventh-year, as the case may be. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

      Upon conversion to Class A shares, such shares will no longer be subject to the distribution fee. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      Each Fund reserves the right to cease offering Class B shares for sale at any time or reject any order for the purchase of Class B shares and to cease offering any services provided by a Service Agent.

MANAGEMENT OF THE FUNDS

Trustees and Officers of the Trust

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. Information about the Trustees and officers of the Trust is contained in the Statement of Additional Information.

Investment Adviser and Co-Administrators

First Chicago NBD Investment Management Company, located at Three First National Plaza, Chicago, Illinois 60670 is each Fund's and the Money Market Fund's Investment Adviser. FCNIMCO is a registered investment adviser and a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), which in turn is a wholly-owned subsidiary of First Chicago NBD Corporation, a registered bank holding company. FCNIMCO also acts as investment adviser for other accounts and registered investment company portfolios.

      FCNIMCO serves as Investment Adviser for the Trust pursuant to an Investment Advisory Agreement dated as of April 12, 1996. Under the Investment Advisory Agreement, FCNIMCO provides the day-to-day management of each Fund's investments. Subject to the overall authority of the Trust's Board of Trustees and in conformity with Massachusetts law and the stated policies of the Trust, FCNIMCO is responsible for making investment decisions for the Trust, placing purchase and sale orders (which may be allocated to various dealers based on their sales of Fund shares) and providing research, statistical analysis and continuous supervision of each Fund's investment portfolio.

      Under the terms of the Investment Advisory Agreement, the Investment Adviser is entitled to a monthly fee as a percentage of each Fund's and the Money Market Fund's daily net assets. Each Fund's and the Money Market Fund's current contractual fee for advisory services and contractual and advisory fee rates for advisory and administrative services under prior agreements for the fiscal year ended December 31, 1995, is set forth below.

                                                                                                           Effective Rate
                                                                                Contractual Fee Rate         for Advisory
                                                         Contractual Fee Rate     For Administration   and Administrative
                                              Current   for Advisory Services           Services for         Services for
                                          Contractual          for Year Ended             Year Ended           Year Ended
                                    Advisory Fee Rate       December 31, 1995      December 31, 1995    December 31, 1995
                                    -----------------   ---------------------   --------------------   ------------------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund+               0.65%                   0.65%                  0.15%                0.45%
Managed Assets Balanced Fund+                   0.65%                   0.75%                      *                0.57%
Managed Assets Growth Fund+                     0.65%                     N/A                    N/A                  N/A

EQUITY FUNDS:
Equity Income Fund                              0.50%                   0.50%                  0.15%                0.52%
Growth Fund                                     0.60%                   0.65%                  0.15%                0.68%
Mid-Cap Opportunity Fund                        0.60%                   0.75%                      *                0.75%
Small-Cap Opportunity Fund                      0.70%                   0.70%                  0.15%                0.61%
Equity Index Fund                               0.10%                   0.10%                      *                0.10%
Intrinsic Value Fund                            0.60%                   0.75%                      *                0.75%
Growth and Value Fund                           0.60%                   0.75%                      *                0.75%
International Equity Fund                       0.80%                   0.75%                      *                0.67%

BOND FUNDS:
Intermediate Bond Fund                          0.40%                   0.65%                      *                0.65%
Bond Fund                                       0.40%                   0.65%                      *                0.65%
Short Bond Fund                                 0.35%                   0.65%                      *                0.59%
Income Fund                                     0.40%                   0.40%                  0.15%                0.41%
International Bond Fund                         0.70%                   0.70%                  0.15%                0.21%

MUNICIPAL BOND FUNDS:
Municipal Bond Fund                             0.40%                   0.40%                  0.15%                0.42%
Intermediate Municipal Bond Fund                0.40%                   0.40%                  0.15%                0.45%
Michigan Municipal Bond Fund                    0.40%                   0.65%                      *                0.40%

MONEY MARKET FUND:
Money Market Fund                               0.30%                   0.45%                      *                0.44%
                                         of the First            of the First
                                          $1 billion,             $1 billion,
                                        .275% of next           .425% of next
                                          $1 billion,             $1 billion,
                                       .25% of amount          .40% of amount
                                         in excess of            in excess of
                                           $2 billion              $2 billion

+ See Note 3 to the "Annual Fund Operating Expenses" for information about the
  Investment Adviser's undertaking for fee waivers and reimbursements relating to Class A, Class B and Class I shares.

* For the fiscal year ended December 31, 1995, such Funds and the Money Market Fund incurred no separate administration fee in addition to the advisory fee for administrative services rendered by NBD under the prior investment advisory agreement.

      Although the fee payable by the International Equity Fund is higher than the fee payable by other funds, the Investment Adviser believes that it is within the range of fees payable by funds with comparable investment objectives and policies.

      Claude B. Erb, First Vice President and Director of Investment Planning, is primarily responsible for the day-to-day management of the Asset Allocation Funds and the International Bond Fund. Mr. Erb served as Deputy Chief Investment Officer and Senior Vice President of Trust Services of America and TSA Capital Management from 1986 through 1992. Mr. Erb joined FCN in 1993.

      Chris M. Gassen, Vice President, and F. Richard Neumann, Vice President, are primarily responsible for the day-to-day management of the Equity Income and Intrinsic Value Funds. Mr. Gassen joined FCN in 1985 and Mr. Neumann joined FCN in 1981.

      Ronald L. Doyle, First Vice President, and Joseph R. Gatz, Vice President, are primarily responsible for the day-to-day management of the Mid-Cap Opportunity and Small-Cap Opportunity Funds. Mr. Doyle joined FCN in 1982 and Mr. Gatz joined FCN in 1986.

      Jeffrey C. Beard, First Vice President, and Gary L. Konsler, First Vice President, are primarily responsible

for the day-to-day management of the Growth and Value and Growth Funds. Mr. Beard joined FCN in 1982 and Mr. Konsler joined FCN in 1973.

      Ricardo F. Cipicchio, Vice President, and Mark M. Jackson, Vice President, are primarily responsible for the day-to-day management of the Income Fund. Mr. Cipicchio joined FCN in 1989. Mr. Jackson served as portfolio manager for Alexander Hamilton Life Insurance Company, 1993-1996, and for Public Employees Retirement System of Ohio, 1988-1993. Mr. Jackson joined FCN in 1996.

      Richard P. Kost, First Vice President, and Clyde L. Carter, Jr., Assistant Vice President, are primarily responsible for the day-to-day portfolio management of the International Equity Fund. Mr. Kost joined FCN in 1964 and Mr. Carter joined FCN in 1987.

      Douglas S. Swanson, First Vice President, and Mr. Cipicchio are primarily responsible for the day-to-day management of the Intermediate Bond and Bond Funds. Mr. Swanson joined FCN in 1983.

      Mr. Cipicchio and Christopher J. Nauseda, Vice President, are primarily responsible for the day-to-day portfolio management of the Short Bond Fund. Mr. Nauseda joined FCN in 1982.

      Robert T. Grabowski, First Vice President and manager of the municipal desk at FCN, is the person primarily responsible for the day-to-day management of the Municipal Bond and Intermediate Municipal Bond Funds. Mr. Grabowski has been the manager of the municipal desk at FCN since 1984.

      Rebecca L. Gersonde, Vice President, is the person primarily responsible for the day-to-day management of the Michigan Municipal Bond Fund. Ms. Gersonde joined FCN in 1982.

      Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Investment Adviser believes that it may perform the advisory, administrative and custodial services for the Trust described in this Prospectus, and that the Investment Adviser, subject to such banking laws and regulations, may perform the shareholder services contemplated by this Prospectus, without violation of such banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Investment Adviser from continuing to perform investment advisory or custodial services for the Trust or require the Investment Adviser to alter or discontinue the services provided by them to shareholders.

      If the Investment Adviser was prohibited from performing investment advisory or custodial services for the Trust, it is expected that the Board of Trustees would recommend that shareholders approve new agreements with another entity or entities qualified to perform such services and selected by the Board. If the Investment Adviser or its affiliates were required to discontinue all or part of its shareholder servicing activities, their customers would be permitted to remain the beneficial owners of Fund shares and alternative means for continuing the servicing of such customers would be sought. The Trust does not anticipate that investors would suffer any adverse financial consequences as a result of these occurrences.

      FCNIMCO and BISYS serve as the Trust's Co-Administrators pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board in accordance with Massachusetts law. Under the terms of the Administration Agreement, FCNIMCO and BISYS are entitled jointly to a monthly administration fee at the annual rate of .15% of each Fund's and the Money Market Fund's average daily net assets.

Distributor

BISYS Fund Services, located at 3435 Stelzer Road, Columbus, Ohio
43219-3035, serves as the Trust's principal underwriter and distributor of the Funds' shares.

Transfer and Dividend Disbursing Agent and Custodian

First Data Investor Services Group, Inc., 4400 Computer Drive,
Westborough, Massachusetts 01581-5120, serves as the Trust's Transfer and Dividend Disbursing Agent. NBD, which is a wholly-owned subsidiary of FCN, serves as the Trust's custodian (the "Custodian"). NBD is located at 900 Tower Drive, Troy, Michigan 48098.

Expenses

All expenses incurred in the operation of the Trust are borne by such company, except to the extent specifically assumed by the Trust's service providers. The expenses borne by the Trust include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining each Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, Class B shares are subject to an annual distribution fee for advertising, marketing and distributing such shares and Class A and Class B shares are subject to an annual service fee for ongoing personal services relating to shareholder accounts and services related to the maintenance of shareholder accounts. See "Distribution and Shareholder Services Plans." Expenses attributable to a particular Fund or Class are charged against the assets of that Fund or Class, respectively; other expenses of the Trust are allocated among such Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each such Fund.

      The imposition of the advisory fee, as well as other operating expenses, including the fees paid under any Distribution Plan and Shareholder Services Plan, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser and Co-Administrators may waive receipt of their fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund's overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay the Investment Adviser at a later time for any amounts which may be waived, nor will the Fund reimburse the Investment Adviser for any amounts which may be assumed.

DISTRIBUTION AND SHAREHOLDER
SERVICES PLANS

Class B shares of each Fund are subject to an annual distribution fee pursuant to a Distribution Plan. Class A and Class B shares of each Fund are subject to an annual service fee pursuant to a Shareholder Services Plan.

Distribution Plan

(Class B only) Under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust has agreed to pay the Distributor for advertising, marketing and distributing shares of a Fund at an aggregate annual rate not to exceed .75% of the value of the average daily net assets of Class B shares. The Distributor may pay one or more Service Agents in respect of these services. The Investment Adviser and its subsidiaries and affiliates may act as Service Agents and receive fees under the Distribution Plan. The Distributor determines the amount, if any, to be paid to Service Agents under the Distribution Plan and the basis on which such payments are made. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred.

Shareholder Services Plan

(Class A and Class B) Under a Shareholder Services Plan, the Trust pays the Distributor for the provision of certain services to the holders of Class A and Class B shares a fee at an annual rate of .25% of the value of the average daily net assets of such shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services. The Investment Adviser and its subsidiaries and affiliates may act as

Service Agents and receive fees under the Shareholder Services Plan. The Distributor determines the amounts to be paid to Service Agents.

DIVIDENDS AND DISTRIBUTIONS

The Managed Assets Balanced, Managed Assets Growth, Growth, Small-Cap Opportunity, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index and International Equity Funds pay dividends from net investment income quarterly, usually on the last Business Day of the quarter. The Bond Funds, the Municipal Bond Funds and the Managed Assets Conservative and Equity Income Funds pay dividends from net investment income monthly, usually on the last Business Day of the month.

      Each Fund will make distributions from net realized securities gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends are automatically reinvested in additional Fund shares of the same Class from which they were paid at net asset value, unless payment in cash is requested. If cash payment is requested, checks will be mailed within five days.


TAXES

Federal

Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code.

      Each Fund intends to distribute as dividends substantially all of its net income each year. With the exception of dividends paid by the Municipal Bond Funds, such dividends will be taxable as ordinary income to a Fund's shareholders regardless of whether a distribution is received in cash or reinvested in additional shares. Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.

      Dividends derived from net capital gains will be taxable to Fund shareholders as long-term capital gains, regardless of how long the shareholders have held the shares and whether such gains are paid in cash or reinvested in Fund shares.

      Any dividends declared in October, November or December with a record date before the end of the year will be deemed for federal tax purposes to have been paid by the Fund and received by the shareholders in that year if such dividends are actually paid on or before January 31 of the following year.

      Shareholders considering buying shares of a Fund on or just before the record date of a dividend should be aware that the amount of the dividend payment, although in effect a return capital, is subject to tax.

      A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of shares of a Fund depending upon their tax basis and price at the time of redemption, transfer or exchange. If a shareholder has held shares for six months or less and during that time received a distribution taxable as a long-term capital gain, then any loss the shareholder might realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier capital gain distribution.

      It is expected that dividends and certain interest income earned by the International Equity and International Bond Funds from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of equity securities of foreign corporations, the Fund may elect to treat certain foreign taxes paid by it on behalf of its shareholders. As a consequence, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled (a) to credit the shareholders proportionate amounts of such taxes against the shareholders U.S. federal income tax liabilities, or (b) if the shareholder itemizes his deductions, to deduct such proportionate amounts from the shareholder's U.S. income, should the shareholder so choose.

      Shareholders will be advised at least annually as to the federal income tax consequences of distributions made to them each year.

      The foregoing discussion summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation.


Municipal Bond Funds

Dividends derived from tax-exempt interest income ("exempt-interest dividends") paid by the

Municipal Bond Funds may be treated by its shareholders as items of interest excludable from their gross income unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See "Additional Information Concerning Taxes" in the Statement of Additional Information.)

      If the Municipal Bond Funds hold certain so-called "private activity bonds," shareholders will need to include as an item of tax preference for purposes of the federal alternative minimum tax that portion of the dividends paid by a Fund derived from interest received on such bonds. In addition, corporate shareholders will need to take into account all exempt-interest dividends paid by a Municipal Bond Fund in determining certain adjustments for the federal alternative minimum tax.

      If a shareholder has held shares for six months or less and during that time received an exempt-interest dividend attributable to those shares, any loss realized on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividend.

State and Local

Dividends paid by Michigan Municipal Bond Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax, Michigan intangibles tax and Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. Government Obligations (or are derived from short term or long term gains), such dividends will be subject to Michigan income tax, Michigan intangibles tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes. The Fund is unable to predict in advance the portion of its dividends that will be derived from interest on Michigan Municipal Obligations, but will mail to its shareholders not later than sixty days after the close of the Fund's taxable year a written notice containing information as to the interest derived from Michigan Municipal Obligations and exempt from Michigan income tax, Michigan intangibles tax and Michigan single business tax.

      Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Miscellaneous

The Trust may be subject to state or local taxes in jurisdictions in which the Trust may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its shareholders under such laws may differ from treatment under federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences from those of the federal income tax law described above.

PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders the performance of the Funds may be compared to the performance of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc. In addition, the performance of the Funds may be compared to the Standard & Poor's 500 Index, an index of unmanaged groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of thirty industrial companies listed on the New York Stock Exchange. Performance data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund.

      A Fund's "yield" refers to the income generated by an investment in a Fund over a thirty-day period for the Asset Allocation, Bond and Municipal Bond Funds identified in the advertisement. This income is then "annualized," i.e., the income generated by the investment during the respective period is assumed to be earned and reinvested at a constant rate and compounded semi-annually and is shown as a percentage of the investment. Each Municipal Bond Fund may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" will be computed by dividing the tax-exempt portion of the Fund's yield by a denominator consisting of one minus a stated federal income tax rate and adding the product to that

portion, if any, of the Fund's yield which is not tax-exempt.

      The Funds calculate their total returns on an "average annual total return" basis for various periods from the date they commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the Funds over the measuring period. Total returns may also be calculated on an "aggregate total return basis" for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return also reflect changes in the price of a Fund's shares and assume that any dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares. When considering average total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

      The total return performance of the Equity Income Fund, Growth Fund, Small Cap Opportunity Fund and International Bond Fund includes performance of a common trust fund managed by FNBC which had substantially the same investment objective, policies, restriction and methodologies as its corresponding Fund for periods before such Fund's registration statement became effective. The common trust funds were not registered under the 1940 Act and therefore, were not subject to certain investment restrictions imposed by the 1940 Act. If the common trust funds had registered under the 1940 Act, performance may have been adversely affected.

      Performance of the Funds is based on historical earnings and will fluctuate and is not intended to indicate future performance. The investment performance of an investment in the Funds will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than their original cost. A Fund's performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Performance data should also be considered in light of the risks associated with a Fund's portfolio composition, quality, maturity, operating expenses and market conditions. Any fees charged by financial institutions directly to their customer accounts in connection with investments in Fund shares will not be reflected in a Fund's performance calculations.

Historical Performance Information

Composite performance is set forth below for the Funds or predecessor funds, as the case may be, for various periods ended June 30, 1996, except as noted (unaudited). Total returns for Class A and Class B shares are set forth at net asset value ("NAV") and the Fund's public offering price or maximum CDSC, as applicable.

                                                                Average Annual Total Return
                                         ------------------------------------------------------------------------
                                                                                             Since Inception
                                             1 Year         5 Years         10 Years         (Inception Date)
                                             ------         -------         --------         ----------------
ASSET ALLOCATION FUNDS:
Managed Assets Conservative Fund* (1)
  Class A shares
    (NAV/public offering price)          15.94%/10.11%   11.60%/10.45%   11.17%/10.60%    11.42%/10.87% (1/23/86)
  Class B shares (NAV/CDSC)              15.11%/11.11%        N/A             N/A         18.80%/15.95% (3/03/95)
  Class I shares                             16.37%           N/A             N/A            20.20% (3/03/95)

Managed Assets Balanced Fund* (2)
  Class A shares
    (NAV/public offering price)           13.55%/7.87%        N/A             N/A         9.65%/7.42% (12/31/93)
  Class B shares (NAV/CDSC)               13.55%/9.55%        N/A             N/A         9.63%/8.58% (12/31/93)
  Class I shares                             13.55%           N/A             N/A            9.65% (12/31/93)
EQUITY FUNDS:
Equity Income Fund (1)(3)
  Class A shares
    (NAV/public offering price)          22.29%/16.22%   12.72%/11.55%   10.64%/10.08%    9.68%/9.48% (3/31/67)
  Class B shares (NAV/CDSC)              21.42%/17.42%   11.90%/11.77%    9.83%/ 9.83%    8.87%/8.87% (3/31/67)
  Class I shares                             22.93%          13.27%          11.20%          10.25% (3/31/67)
Growth Fund (3)(4)
  Class A shares
    (NAV/public offering price)          24.88%/18.67%   13.52%/12.39%   12.13%/11.54%    7.64%/7.44% (5/31/68)
  Class B shares (NAV/CDSC)              24.00%/20.00%   12.68%/12.56%   11.30%/11.30%    6.84%/6.84% (5/31/68)
  Class I shares                             25.47%          14.05%          12.69%           8.19% (5/31/68)

                                                                Average Annual Total Return
                                         ------------------------------------------------------------------------
                                                                                             Since Inception
                                             1 Year         5 Years         10 Years         (Inception Date)
                                             ------         -------         --------         ----------------
Mid-Cap Opportunity Fund (2)(3)
  Class A shares
    (NAV/public offering price)          17.21%/11.36%   16.65%/15.46%   12.71%/12.13%   13.92%/13.46% (12/31/83)
  Class B shares (NAV/CDSC)              17.21%/13.21%   16.65%/16.54%   12.71%/12.71%   13.92%/13.92% (12/31/83)
  Class I shares                             17.21%          16.65%          12.71%          13.92% (12/31/83)
Small-Cap Opportunity Fund (1)(3)
  Class A shares
    (NAV/public offering price)          26.08%/19.78%   14.57%/13.39%   12.73%/12.16%     8.93%/8.70% (6/30/72)
  Class B shares (NAV/CDSC)              25.23%/21.23%   13.72%/13.60%   11.90%/11.90%     8.12%/8.12% (6/30/72)
  Class I shares                             26.73%          15.10%          13.29%           9.49% (6/30/72)
Intrinsic Value Fund (2)(3)
  Class A shares
    (NAV/public offering price)          20.50%/14.47%   13.82%/12.65%   12.76%/12.18%   14.24%/13.68% (12/31/85)
  Class B shares (NAV/CDSC)              20.50%/16.50%   13.82%/13.70%   12.76%/12.76%   14.24%/14.24% (12/31/85)
  Class I shares                             20.50%          13.82%          12.76%          14.24% (12/31/85)
Growth and Value Fund (2)(3)
  Class A shares
    (NAV/public offering price)          22.68%/16.55%   12.99%/11.84%   11.28%/10.71%   13.20%/12.74% (12/31/83)
  Class B shares (NAV/CDSC)              22.68%/18.68%   12.99%/12.87%   11.28%/11.28%   13.20%/13.20% (12/31/83)
  Class I shares                             22.68%          12.99%          11.28%          13.20% (12/31/83)
Equity Index Fund (2)(3)
  Class A shares
    (NAV/public offering price)          25.85%/25.85%   15.47%/15.47%   13.45%/13.45%    15.28%/15.28% (6/30/85)
  Class B shares (NAV/CDSC)              25.85%/22.85%   15.47%/15.47%   13.45%/13.45%    15.28%/15.28% (6/30/85)
  Class I shares                             25.85%          15.47%          13.45%          15.28% (6/30/85)
International Equity Fund (2)(3)
  Class A shares
    (NAV/public offering price)           10.97%/5.43%    8.29%/7.18%     9.09%/8.53%      9.40%/8.85% (4/30/86)
  Class B shares (NAV/CDSC)               10.97%/6.97%    8.29%/8.14%     9.09%/9.09%      9.40%/9.40% (4/30/86)
  Class I shares                             10.97%          8.29%           9.09%            9.40% (4/30/86)
BOND FUNDS:
Intermediate Bond Fund (2)(3)
  Class A shares
    (NAV/public offering price)           6.57%/1.51%     7.15%/6.12%     7.65%/7.13%     8.81%/8.39% (12/31/83)
  Class B shares (NAV/CDSC)               6.57%/3.57%     7.15%/7.15%     7.65%/7.65%     8.81%/8.81% (12/31/83)
  Class I shares                             6.57%           7.15%           7.65%           8.81% (12/31/83)
Bond Fund (2)(3)
  Class A shares
    (NAV/public offering price)           6.72%/1.65%     8.44%/7.39%     8.42%/7.90%     10.03%/9.61% (12/31/83)
  Class B shares (NAV/CDSC)               6.72%/2.72%     8.44%/8.30%     8.42%/8.42%     10.03%/10.03% (12/31/83)
  Class I shares                             6.72%           8.44%           8.42%           10.03% (12/31/83)
Short Bond Fund (2)(3)
  Class A shares
    (NAV/public offering price)           5.12%/1.97%     5.89%/5.25%     6.92%/6.60%     8.01%/7.59% (12/31/83)
  Class B shares (NAV/CDSC)               5.12%/2.13%     5.89%/5.89%     6.92%/6.92%     8.01%/8.01% (12/31/83)
  Class I shares                             5.12%           5.89%           6.92%           8.01% (12/31/83)
Income Fund (1)
  Class A shares
    (NAV/public offering price)           4.31%/1.21%         N/A             N/A          5.18%/4.22% (3/05/93)
  Class B shares (NAV/CDSC)               3.59%/0.71%         N/A             N/A          3.84%/1.19% (5/31/95)
  Class I shares                             4.69%            N/A             N/A             5.35% (3/05/93)

                                                                Average Annual Total Return
                                         ------------------------------------------------------------------------
                                                                                             Since Inception
                                             1 Year         5 Years         10 Years         (Inception Date)
                                             ------         -------         --------         ----------------
International Bond Fund (1)(3)
  Class A shares
    (NAV/public offering price)          3.94%/(0.77)%   12.65%/11.65%        N/A         10.80%/10.03% (9/30/89)
  Class B shares (NAV/CDSC)              3.17%/(0.52)%   11.95%/11.82%        N/A         10.08%/10.08% (9/30/89)
  Class I shares                             4.46%           13.32%           N/A            11.44% (9/30/89)
MUNICIPAL BOND FUNDS:
Municipal Bond Fund (5)
  Class A shares
    (NAV/public offering price)           5.01%/0.31%     8.04%/7.04%         N/A          8.23%/7.64% (3/01/88)
  Class B shares (NAV/CDSC)               4.18%/0.23%         N/A             N/A          5.54%/2.35% (4/04/95)
  Class I shares                             5.50%            N/A             N/A             9.12% (2/01/95)
Intermediate Municipal Bond Fund (1)
  Class A shares
    (NAV/public offering price)           4.40%/1.29%     6.81%/6.16%         N/A          7.37%/6.98% (3/01/88)
  Class B shares (NAV/CDSC)               3.42%/0.45%         N/A             N/A          6.64%/4.57% (1/30/95)
  Class I shares                             4.64%            N/A             N/A             7.83% (1/30/95)
Michigan Municipal Bond Fund (2)
  Class A shares
    (NAV/public offering price)           5.68%/0.66%         N/A             N/A          5.60%/4.19% (1/31/93)
  Class B shares (NAV/CDSC)               5.68%/1.68%         N/A             N/A          5.60%/4.83% (1/31/93)
  Class I shares                             5.68%            N/A             N/A             5.60% (1/31/93)

* During the periods noted, these Asset Allocation Funds invested substantially all of their assets directly in portfolio securities rather than mutual fund shares. Investing in the Underlying Funds through the Asset Allocation Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Had these additional expenses and tax results been reflected, performance would be reduced.

(1) Prior to September 21, 1996, the Managed Assets Conservative, Equity Income, Small-Cap Opportunity, Income, International Bond and Intermediate Municipal Bond Funds had no prior operating history. Except as noted below, performance for periods prior to such date is represented by the performance of the Prairie Managed Assets Income, Prairie Equity Income, Prairie Special Opportunity, Prairie Intermediate Bond, Prairie International Bond and Prairie Intermediate Municipal Bond Funds, respectively. On September 21, 1996, the assets and liabilities of these Prairie Funds were transferred to the above stated respective Funds of the Trust. Performance of the Managed Assets Conservative Fund and Intermediate Municipal Bond Fund for periods prior to March 3, 1995 and March 1, 1988, respectively, is represented by the performance of the First Prairie Diversified Assets Fund and the Intermediate Series of the First Prairie Municipal Bond Fund, respectively. The Prairie Managed Assets Income Fund and Prairie Intermediate Municipal Bond Fund commenced operations through a transfer of assets from the First Prairie Diversified Assets Fund and the Intermediate Series of the First Prairie Municipal Bond Fund, respectively.

(2) With respect to each of the Managed Assets Balanced, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity Fund, Intermediate Bond, Bond, Short Bond and Michigan Municipal Bond Funds, performance of Class A and Class I shares prior to July 22, 1996 is identical because they had the same expense ratios. Class B share performance of these Funds is represented by the performance of the Class I shares of these Funds, as adjusted by the maximum applicable contingent deferred sales load. Class I shares have no shareholder servicing or 12b-1 fees unlike Class A shares which effective July 22,1996 have a .25% shareholder servicing fee and Class B shares which have a .25% shareholder servicing fee and a .75% 12b-1 fee. Class B share performance for periods prior to July 22, 1996 has not been adjusted to reflect the differences in expenses. For Class B shares, had the shareholder servicing and 12b-1 fees been reflected in performance for such periods, performance would be reduced.

(3) Performance of the Equity Income, Growth, Small-Cap Opportunity and International Bond Funds for periods prior to January 27, 1995 is represented by performance of certain common trust funds managed by FNBC before the effective date of the registration statement of these Funds. Performance of the Mid-Cap Opportunity (6/1/91), Intrinsic Value (6/1/91), Growth and Value (6/1/91), Equity Index (7/10/92), International Equity (12/3/94), Intermediate Bond (6/1/91), Bond (6/1/91) and Short Bond (9/17/94) Funds for periods prior to the inception dates shown is represented by performance of certain common trust funds managed by NBD before the effective date of the registration statement of these Funds. The common trust funds were not registered under the 1940 Act and were not subject to certain restrictions that are imposed by the 1940 Act. If the common trust funds had been registered under the 1940 Act, performance may have been adversely affected. The common trust funds did not charge any expenses. Performance of the common trust funds has been restated to reflect the maximum operating expenses charged by the predecessor Prairie Funds upon their inception on January 27, 1995 in the case of the Equity Income, Growth, Small-Cap Opportunity and International Bond Funds or by the other Funds upon their inception, as the case may be.

(4) Performance for periods from January 27, 1995 to August 24, 1996 is represented by the performance of the Prairie Growth Fund. On such date, the assets and liabilities of the Prairie Growth Fund were transferred to the Growth Fund.

(5) Performance for periods prior to September 14, 1996 is represented by the performance of the Prairie Municipal Bond Fund. On such date, the assets and liabilities of the Prairie Municipal Bond Fund were transferred to the Municipal Bond Fund.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on April 21, 1987 under a Declaration of Trust. The Trust is a series fund having twenty-six series of shares of beneficial interest, each of which evidences an interest in a separate investment portfolio. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares ("Series") representing interests in a portfolio and an unlimited number of classes of shares within a Series. In addition to the Funds described herein, the Trust offers the following investment portfolios: the Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, U.S. Government Securities Cash Management and Treasury Prime Cash Management Funds.

      Each Fund contained herein and the Money Market Fund offer three classes of shares: Class A, Class B and Class I. The Treasury Money Market, Municipal Money Market and Michigan Money Market Funds offer two classes of shares:
Class A and Class I. The Cash Management, U.S. Government Cash Management and Treasury Prime Cash Management Funds offer two Classes of shares: Class S and Class I. Each share has $.10 par value, represents an equal proportionate interest in the related Fund with other shares of the same class outstanding, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Board of Trustees.

      Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and each Series entitled to vote on a matter will vote thereon in the aggregate and not by Series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular Series. In addition, shareholders of each of the Series have equal voting rights except that only shares of a particular class within a Series are entitled to vote on matters affecting only that class. Voting rights are not cumulative, and accordingly the holders of more than 50% of the aggregate number of shares of all Trust portfolios may elect all of the Trustees. Each Asset Allocation Fund will vote its Underlying Fund shares in proportion to the votes of all other shareholders of each respective Underlying Fund.

      As of October 31, 1996, FCN and its affiliates held beneficially of record approximately 80.08%, 39.97%, 79.39%, 81.17%, 82.98%, 87.51%, 52.34%,
82.97%, 71.41%, 90.71%, 63.08%, 21.04% and 43.27% of the outstanding shares of the Managed Assets Balanced, Growth, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, International Bond, Municipal Bond and Michigan Municipal Bond Funds, respectively.

      Because NBD serves the Trust as Custodian, the Trustees have established a procedure requiring three annual verifications, two of which are unannounced, of all investments held pursuant to the Custodian Agreement, to be conducted by the Trust's independent accountants.

      The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust's By-Laws provide that special meetings of shareholders of any Series shall be called at the written request of shareholders entitled to cast at least 10% of the votes of a Series entitled to be cast at such meeting. The Trust also stands ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the 1940 Act.

      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Funds' official sales literature in connection with the offer of the Funds' shares, and, if given or made, such other information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made.

SUPPLEMENTAL INFORMATION
Ratings

The ratings of Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, the Investment Adviser also will evaluate such obligations and the ability of their issuers to pay interest and principal. Each Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

Short-Term Investments

Each Fund and the Money Market Fund may hold the types of short-term
U.S. Government obligations described under Asset Allocation Funds above.

U.S. Government Obligations

U.S. Government obligations include all types of U.S. Government securities, including U.S. Treasury bonds, notes and bills, and obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. U.S. Government obligations also include interests in the foregoing securities, including collateralized mortgage obligations guaranteed by a U.S. Government agency or instrumentality, and in Government-backed trusts which hold obligations of foreign governments that are guaranteed or backed by the full faith and credit of the United States.

      Obligations of certain U.S. agencies and instrumentalities such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Bank Obligations

Bank obligations in which the Funds and the Money Market Fund may invest include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund and the Money Market Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

      Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by each Fund and the Money Market Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Certain Corporate Obligations

Commercial paper in which the Funds and the Money Market Fund may invest consists of short-term, unsecured promissory notes issued by domestic or foreign entities to finance short-term credit needs.
Variable and Floating Rate Instruments

Each Fund and the Money Market Fund may invest in variable and floating instruments, including without limitation, for each Fund other than the Money Market Fund, inverse floating rate debt instruments ("inverse floaters") some of which may be leveraged. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

      The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund and the Money Market Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that a Fund and the Money Market Fund is not entitled to exercise demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments. In the absence of an active secondary market, variable and floating rate instruments (including inverse floaters) will be subject to a Fund's and the Money Market Fund's limitation on illiquid investments. See "Illiquid Securities."

Repurchase and Reverse Repurchase Agreements

To increase its income, each Fund and the Money Market Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Funds and the Money Market Fund will not enter into repurchase agreements with the Investment Adviser, the Distributor, or any of their affiliates, except as may be permitted by the SEC. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price, marked to market daily. Default by the seller would, however, expose a Fund and the Money Market Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

      Each Fund and the Money Market Fund may also obtain funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Funds and the Money Market Fund will sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a particular date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund and the Money Market Fund may decline below the price of the securities it is obligated to repurchase.

Lending Portfolio Securities

To increase income or offset expenses, each Fund and the Money Market
Fund may lend its portfolio securities to financial institutions such as banks and broker dealers in accordance with the investment limitations described below. Agreements would require that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned plus accrued interest. Collateral for such loans could include cash or securities of the U.S. Government, its agencies or instrumentalities, some of which may bear maturities exceeding 13 months. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a particular Fund and the Money Market Fund exceeds one-third of the value of its total assets. Loans of securities involve risk of delay in receiving additional collateral or in recovering the securities loaned or possible loss of rights in the collateral should the borrower of the securities become insolvent. Loans will be made only to borrowers that provide the requisite collateral comprised of liquid assets and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

Zero Coupon Obligations

Each Fund and the Money Market Fund may invest in zero coupon obligations which are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Investment Adviser will consider the liquidity needs of the Funds and the Money Market Fund when any investment in zero coupon obligations is made.

      Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, each Fund and the Money Market Fund that invests in such securities may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. Such fund will
not be able to purchase additional income producing securities with cash used to make such distributions and its current income may be reduced as a result.

When Issued Purchases and Forward Commitments

The Funds and the Money Market Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. Each Fund's and the Money Market Fund's forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions. The Funds, and the Money Market Fund, do not earn income with respect to these transactions until the subject securities are delivered to the Funds. The Funds, and the Money Market Fund, do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

Foreign Securities

Investments by the Asset Allocation, Equity and Bond Funds and the Money Market Fund in foreign securities, with respect to certain foreign countries, exposes a Fund to the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets or diplomatic developments that could affect investment within those countries. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Because of these and other factors, securities of foreign companies acquired by a Fund and the Money Market Fund may be subject to greater fluctuation in price than securities of domestic companies.

      Since foreign securities that may be purchased by the Funds often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. Some currency exchange costs may be incurred when a Fund changes investments from one country to another.

      Furthermore, some securities may be subject to brokerage taxes levied by foreign governments, which have the effect of increasing the costs of such investments and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income received by the Funds from sources within foreign countries may be reduced by withholding or other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by a Fund and the Money Market Fund will reduce its net income available for distribution to investors.

Depository Receipts

Each Asset Allocation and Equity Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars.
Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer.

      EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities and are generally denominated in foreign currencies. Generally, EDRs, in bearer form, are designed for use in the European securities markets.

Supranational Bank Obligations

The Asset Allocation, Equity and Bond Funds and the Money Market Fund may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

Convertible Securities

Each Fund may invest in convertible securities. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Securities of Investment Companies

Each Fund and the Money Market Fund may invest in securities issued by open-end (and closed-end for the Funds) investment companies which principally invest in securities in which such fund invests. Under the 1940 Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the fund's net assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a Fund and the Money Market Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund and the Money Market Fund bears directly in connection with its own operations.

Asset Backed Securities

Asset Backed Securities acquired by the Asset Allocation, Equity and
Bond Funds consist of both mortgage and non-mortgage backed securities. Asset backed securities held by the Funds arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders ("Asset Backed Securities"), as described below.

      The yield characteristics of Asset Backed Securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an Asset Backed Security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an Asset Backed Security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the Funds, the maturity of Asset Backed Securities will be based on estimates of average life.

      Prepayments on Asset Backed Securities generally increase with falling interest rates and decrease with rising interest rates. Prepayment rates are also influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an Asset Backed Security with prepayment features may not increase as much as that of other fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

      These characteristics may result in higher level of price volatility for these assets under certain market conditions. In addition, while the trading market for short-term mortgages and Asset Backed Securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

      Mortgage backed securities represent an ownership interest in a pool of mortgages, the interest on which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, although not necessarily by the U.S. Government itself. Mortgage backed securities include collateralized mortgage obligations ("CMOs"), real estate investment trusts ("REITs") and mortgage pass-through certificates.

      CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mort-
gage Corporation ("FHLMC"), or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which the Funds may hold are known as "regular" interests. CMOs also issue "residual" interests, which in general are junior to and more volatile than regular interests. The Funds do not intend to purchase residual interests.

      Mortgage pass-through certificates provide the holder with a pro rata interest in the underlying mortgages. One type of such certificate in which the Funds may invest is a GNMA Certificate which is backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a FNMA Certificate, the principal and interest of which are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. Another type is a FHLMC Participation Certificate which is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Privately issued mortgage backed securities will carry a rating at the time of purchase of at least A by S&P or by Moody's or, if unrated, will be in the Investment Adviser's opinion equivalent in credit quality to such rating. Mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

      The Funds may also invest in non-mortgage backed securities including interest in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      Non-mortgage backed securities involve certain risks that are not presented by mortgage backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Most issuers of motor vehicle receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related motor vehicle receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the motor vehicle receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Stripped Government Obligations

The Asset Allocation, Bond and Municipal Bond Funds and the Money Market
Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and, for each Fund other than the Money Market Fund, may include stripped mortgage backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. With respect to investments in interest only securities, should the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments may be more volatile in response to change in interest rates. The yields on a class SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage backed obligations because their cash flow patterns are more volatile. For interest only securities, there is a greater risk that the initial investment will not be fully recouped.

Municipal and Related Obligations

Municipal Obligations that may be acquired by the Asset Allocation, Bond and Municipal Bond Funds may include general obligations, revenue obligations, notes and moral obligations bonds. Each of these Funds, other than the Municipal Bond Funds, currently intend to invest no more than 25% of its respective total assets in Municipal Obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility, class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source such as the user of the facility being financed. Private activity bonds (i.e. bonds issued by industrial development authorities) are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved. Although interest paid on private activity bonds is exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. From time to time, the Municipal Bond Funds may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company may be treated as such a preference item to the shareholder. The Municipal Bond Funds may invest without limitation in such Municipal Obligations if the Investment Adviser determines that their purchase is consistent with such Fund's investment objective. See "Description of the Funds -- Risk Factors -- Municipal Obligations." See also "Taxes".

      Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Moral obligation bonds are normally issued by a special purpose public authority. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Municipal Obligations also include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. The Investment Adviser will only invest in rated municipal lease/purchase agreements.

      There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

      Each Municipal Bond Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities of issuers that are located in the same state. As a result, a Municipal Bond Fund may be subject to greater risk as compared to a fund that does not follow this practice.

      Certain municipal lease/purchase obligations in which the Municipal Bond Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Investment Adviser will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

      Among other securities, the Municipal Bond Funds may purchase short-term Tax Anticipation Notes. Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax or other funds, the proceeds of bonds or other revenues.

      Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issues at the time of issuance. Neither the Funds nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

Custodial Receipts and Certificates of Participation

The Asset Allocation, Bond and Municipal Bond Funds and the Money Market
Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. These participations are normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

      Securities acquired by the Municipal Bond Funds may be in the forms of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain Municipal Obligations. Such securities are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Municipal Bond Funds may also purchase from time to time certificates of participation that, in the opinion of counsel to the issuer, are exempt from Federal income tax. A certificate of participation gives a Fund an undivided interest in a pool of Municipal Obligations. Certificates of participation may have fixed, floating or variable rates of interest. If a certificate of participation is unrated, the Investment Adviser will have determined that the instrument is of comparable quality to those instruments in which the Investment Adviser may invest pursuant to guidelines approved by the Board of Trustees.

Tender Option Bonds

The Municipal Bond Funds may hold tender option bonds, which are Municipal Obligations (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Investment Adviser, on behalf of a Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.

Stand-By Commitments

The Asset Allocation, Bond and Municipal Bond Funds may acquire
"stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. A Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such securities yield to investors.

Options Transactions

Each Fund is permitted to invest up to 5% of their respective assets, represented by the premium paid, in the purchase of call and put options. Options transactions are a form of derivative security.

      Each Fund is permitted to purchase call and put options in respect of specific securities (or groups or "baskets" of specific securities) in which the Fund may invest. Each Fund may write (i.e., sell) covered call option contracts on securities owned by the Fund not exceeding 25% of the market value of its net assets at the time such option contracts are written. Each Fund also may purchase call options to enter into closing purchase transactions. Each Fund also may write covered put option contracts to the extent of 25% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives

the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security or securities.
A put option sold by a Fund is covered when, among other things, cash or liquid securities are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

      Each Fund also may purchase and sell call and put options on foreign currency for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires.

      Each Fund also may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps. See "Interest Rate and Equity Index Swaps" below. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Each Fund may purchase and sell call and put options on stock indexes listed on U.S. securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.

Futures Contracts and Options on Futures Contracts

Each Fund may enter into futures contracts and options on future contracts. The Equity Funds may enter into stock index futures contracts and all Funds may enter into interest rate futures contracts and currency futures contracts, and options with respect thereto. See "Options Transactions" above. These transactions will be entered into as a substitute for comparable market positions in the underlying securities or for hedging purposes. A Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. To the extent a Fund engages in the use of futures and options on futures for other than bona fide hedging purposes, the Fund may be subject to additional risk. Although none of these Funds would be a commodity pool, each would be subject to rules of the CFTC limiting the extent to which it could engage in these transactions. Futures and options transactions are a form of derivative security. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Foreign Currency Transactions

The Asset Allocation Funds and the International Equity and
International Bond Funds may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward contracts to purchase or sell currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which must be more than two days from the date of the contract, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers. They may be used to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Funds. Although forward currency exchange contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Funds also may combine forward currency exchange contracts with investments in securities denominated in other currencies.

      Each of these Funds also may maintain short positions in forward currency exchange transactions, which would involve it agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency such Fund contracted to receive in the exchange.

Options on Foreign Currency

The Asset Allocation Funds and the International Equity and
International Bond Funds may purchase and sell call and put options on foreign currency for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. The Funds may use foreign currency options for the same purposes as forward currency exchange and futures transactions, as described herein. See also "Options" and "Currency Futures and Options on Currency Futures" below.

Risks Associated with Futures, Options and Foreign Currency Transactions and
   Options

To the extent a Fund is engaging in a futures or option transaction as a hedging device, due to the risk of an imperfect correlation between securities in its portfolio that are the subject of a hedging transaction and the futures contract or option used as a hedging device, it is possible that the hedge will not be fully effective. In futures contracts and options based on indices, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of contracts, the Fund may buy or sell futures contracts and options in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

      Successful use of futures and options by a Fund also is subject to the Investment Adviser's ability to predict correctly movements in the direction of securities prices, interest rates, currency exchange rates and other economic factors. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

      Although a Fund intends to enter into futures contracts and options transactions only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. See "Illiquid Securities" above. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract.

      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange. Since a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

      Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance on the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not.

Interest Rate and Equity Index Swaps

Each Fund may enter into interest rate swaps and equity index swaps, to the extent described under "Description of the Funds -- Management Policies," in pursuit of their respective investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index which usually includes dividends. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. Swaps are a form of derivative security.

      Each Fund usually will enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. Each of these Funds will enter into swap transactions with counterparties only if: (i) for transactions with maturities under one year, such counterparty has outstanding short-term paper rated at least A-1 by S&P, Prime-1 by Moody's, F-1 by Fitch or Duff-1 by Duff, or (ii) for transactions with maturities greater than one year, the counterparty has outstanding debt securities rated at least Aa by Moody's or AA by S&P, Fitch or Duff.

      The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit on the amount of swap transactions that may be entered into by a Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap defaults, the relevant Fund's risk of loss consists of the net amount of payments that such Fund contractually is entitled to receive.

Illiquid Securities

Each Fund and the Money Market Fund will not knowingly invest more than 15% (10% for the Money Market Fund) of the value of its respective total assets in securities that are illiquid. Securities having legal or contractual restrictions on resale or no readily available market, and instruments (including repurchase agreements, variable and floating rate instruments and time deposits) that do not provide for payment to the Funds within seven days after notice are subject to this limitation. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed to be illiquid for purposes of this limitation.

      The Funds and the Money Market Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered to be illiquid so long as it is determined by the Board of Trustees or the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund and the Money Market Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development, and it is not possible to predict how this market will develop. The Board of Trustees will carefully monitor any investments by a Fund in these securities.

Portfolio Turnover

Generally, the Funds will purchase securities for capital appreciation or investment income, or both, and not for short-term trading profits. However, a Fund may sell a portfolio investment soon after its acquisition if the Investment Adviser believes that such a disposition is consistent with or in furtherance of the Fund's investment objective. Fund investments may be sold for a variety of reasons, such as more favorable investment opportunities or other circumstances. As a result, such Funds are likely to have cor-
respondingly greater brokerage commissions and other transaction costs which are borne indirectly by shareholders. Fund turnover may also result in the realization of substantial net capital gains.

      Asset reallocation decisions for the Asset Allocation Funds typically will generally occur not more than once every month. However, if market conditions warrant, the Investment Adviser may make more frequent reallocation decisions which will result in a higher portfolio turnover rate. The Asset Allocation Funds will purchase or sell shares of the Underlying Funds: (a) to accommodate purchases and redemptions of each Asset Allocation Fund's shares;
(b) in response to market or other economic conditions; and (c) to maintain or modify the allocation of each Asset Allocation Fund's assets among the Underlying Funds within the target asset allocation ranges described above or as altered by the Investment Adviser from time to time. See "Taxes -- Federal" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information. While it is not possible to accurately predict portfolio turnover rates, the annual turnover rate for the Managed Assets Growth Fund is not expected to exceed 100%.

[ Back cover ]


THE PEGASUS FUNDS

Pegasus Equity Funds
Equity Income Fund
Intrinsic Value Fund
Growth and Value Fund
Equity Index Fund
Growth Fund
Mid-Cap Opportunity Fund
Small Cap Opportunity Fund
International Equity Fund

Pegasus Managed Assets Funds
Managed Asset Conservative Fund
Managed Asset Balanced Fund
Managed Asset Growth Fund

Pegasus Fixed Income Funds
Short Bond Fund
Intermediate Bond Fund
Income Fund
Bond Fund
International Bond Fund

Pegasus Tax-Exempt Fixed Income Funds
Intermediate Municipal Bond Fund
Municipal Bond Fund
Michigan Municipal Bond Fund


[logo]       PEGASUS FUNDS
             Strength in Investing

PRO-11 96

                      STATEMENT OF ADDITIONAL INFORMATION

                               November 20, 1996

                                      for

                      CLASS A, CLASS B AND CLASS I SHARES

                                    OF THE

                       MANAGED ASSETS CONSERVATIVE FUND
                         MANAGED ASSETS BALANCED FUND
                          MANAGED ASSETS GROWTH FUND
                              EQUITY INCOME FUND
                                  GROWTH FUND
                           MID-CAP OPPORTUNITY FUND
                          SMALL-CAP OPPORTUNITY FUND
                             INTRINSIC VALUE FUND
                             GROWTH AND VALUE FUND
                               EQUITY INDEX FUND
                           INTERNATIONAL EQUITY FUND
                            INTERMEDIATE BOND FUND
                                   BOND FUND
                                SHORT BOND FUND
                                  INCOME FUND
                            INTERNATIONAL BOND FUND
                              MUNICIPAL BOND FUND
                       INTERMEDIATE MUNICIPAL BOND FUND
                         MICHIGAN MUNICIPAL BOND FUND

                                      of

                                 PEGASUS FUNDS

                                 P.O. Box 5142
                       Westborough, Massachusetts 01581
                                (800) 688-3350


               This Statement of Additional Information ("Additional Statement") is meant to be read in conjunction with Pegasus Funds' Prospectus dated November 20, 1996 pertaining to all classes of shares of the Funds listed above (the "Prospectus") (each, a "Fund" and collectively, the "Funds"), as it may be revised from time to time, and is incorporated by reference in its entirety into that Prospectus. Because this Additional Statement is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Funds' Prospectus may be obtained from any office of the Distributor by writing or calling the Distributor or the Trust at the address or telephone number listed above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                               TABLE OF CONTENTS

                                                                        Page
                                                                        ----

Investment Objectives, Policies and Risk Factors....................      1

Additional Purchase and Redemption Information......................     21

Description of Shares...............................................     24

Additional Information Concerning Taxes.............................     33

Management..........................................................     36

Independent Public Accountants......................................     47

Counsel.............................................................     48

Additional Information on Performance...............................     48

Appendix A..........................................................    A-1

Appendix B..........................................................    B-1

Financial Statements................................................   FS-1

               INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS


               The following policies supplement the Funds' respective investment objectives and policies as set forth in the Prospectus.


Additional Information on Fund Instruments

Ratings Information

               Attached to this Additional Statement is Appendix A which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Funds and the Money Market Fund may invest.

Portfolio Transactions

               Subject to the general supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for, making decisions with respect to, and placing orders for all purchases and sales of portfolio securities for each Fund and the Money Market Fund.

               The annualized portfolio turnover rate for each Fund and the Money Market Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds and the Money Market Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds and the Money Market Fund may engage in short term trading to achieve their respective investment objectives.

               Purchases of money market instruments are made from dealers, underwriters and issuers. The Funds and the Money Market Fund currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

               Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.


               The Funds and the Money Market Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund or the Money Market Fund will engage in this practice, however, only when the Investment Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

               Total brokerage commissions paid by the Funds for the fiscal years ended December 31, 1995, 1994 and 1993 were as follows:

                                  December 31,     December 31,   December 31,
                                      1995             1994           1993
                                  ------------     ------------   ------------

Managed Assets Conservative Fund  $ 13,601         $ 47,110       $ 29,826

Managed Assets Balanced Fund      $ 81,178         $123,890          N/A

Equity Income Fund                $379,012            N/A            N/A

Growth Fund                       $929,747            N/A            N/A

Mid-Cap Opportunity Fund          $866,286         $683,613       $330,962

Small-Cap Opportunity Fund        $178,632            N/A            N/A

Intrinsic Value Fund              $209,816         $325,912       $320,121

Growth and Value Fund             $504,214         $519,412       $423,124

Equity Index Fund                 $137,443         $169,830       $ 98,588

International Equity Fund         $ 72,856         $  4,492          N/A





               The Bond Funds and Municipal Bond Funds as well as the Money Market Fund incurred no brokerage commissions for the fiscal years ended December 31, 1995, 1994 and 1993. Prior to November 20, 1996, the Managed Assets Conservative and Managed Assets Balanced Funds invested directly in portfolio securities. After such date, the Asset Allocation Funds began investing in shares of the Underlying Funds.


               The Advisory Agreement provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best overall terms available for each Fund and the Money Market Fund. In assessing the best overall terms available for any transaction, the Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Investment Adviser to cause a

Fund, or the Money Market Fund, to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Investment Adviser to the Funds and the Money Market Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

               Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable by the Funds and the Money Market Fund. The Trustees will periodically review any commissions paid to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Investment Adviser. Conversely, a Fund, or the Money Market Fund, may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

              The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in or enter into repurchase or reverse repurchase agreements with the Investment Adviser, the Distributor or an affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted under the 1940 Act by the SEC or its staff. In addition, a Fund, or the Money Market Fund, will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor or the Investment Adviser, or an affiliated person of any of them, is a member, except to the extent permitted under the 1940 Act. Under certain circumstances, the Funds and the Money Market Fund may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

              Investment decisions for each Fund and the Money Market Fund are made independently from those for the other Funds and for any other investment companies and accounts advised or managed by the Investment Adviser. Such other investment companies and accounts may also invest in the same securities as the Funds and the Money Market Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds and the Money Market Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to each Fund, the Money Market Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received, or the size of the position obtained or sold.


Investment Techniques

Asset Allocation Funds

               In order to achieve its investment objective, each Asset Allocation Fund will typically invest its assets in the Underlying Funds within a predetermined target asset allocation range, as set forth in the Prospectus under "Description of the Fund - Investment Objectives and
Policies - Asset Allocation Funds." Substantially all of the assets of the Managed Assets Conservative and Managed Assets Balanced Funds are currently generally invested directly in the same types of underlying securities as are permissible investments for the Underlying Funds. Except as set forth in the Prospectus, the Asset Allocation Funds will no longer continue to purchase these securities and will limit their investments to the Underlying Funds. The Investment Adviser currently expects that the transition of the Managed Assets Conservative and Managed Assets Balanced Fund to having substantially all of their assets invested in the Underlying Funds will be gradual.




Equity Securities

              Equity Securities are generally selected by the Equity Funds in a "bottom-up" manner. "Bottom-up" refers to an analytical approach to securities selection which first focuses on the company and company-related matters as contrasted to a "top-down" analysis which first focuses on the industry or the economy. In the Investment Adviser's opinion, this procedure may generally be expected to result in a portfolio characterized by lower price/earnings ratios, above average growth prospects and average market risk.

Equity Index Fund

              The Investment Adviser believes that a sampling methodology allows the Fund to maintain a close correlation to the performance of the S&P 500 Index while at the same time controlling the portfolio turnover and transaction costs of the Fund.

              Under normal market conditions, the Fund invests substantially all of its total assets in the common stocks that comprise the S&P 500 Index in accordance with their relative capitalization and sector weightings as described above. It is possible, that if an issuer drops in ranking, or is eliminated entirely from the S&P 500 Index, the Investment Adviser may be required to sell some or all of the common stock of such issuer then held by the Fund. Sales of portfolio securities may be made at times when, if the Investment Adviser is not required to effect purchases and sales of portfolio securities in accordance with the S&P 500 Index, such securities might not be sold. Such sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Investment Adviser is not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500 Index. The Fund may receive from time to time as part of a "spin-off" or corporate restructuring of an issuer included in the S&P 500 Index, securities that are themselves outside of the S&P 500 Index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

Debt Securities

               The Investment Adviser selects Debt Securities based on anticipated interest rate changes and the use of active management strategies which may include sector rotation, intra-sector adjustments and yield curve and convexity considerations. Sector rotation involves the Investment Adviser selecting among different economic or industry sectors based upon apparent or relative attractiveness. Thus at times a sector offers yield advantages relative to other sectors. An intra-sector adjustment occurs when the Investment Adviser determines to select a particular issue within a sector. Yield curve considerations involve the Investment Adviser attempting to compare the relationship between time to maturity and yield to maturity in order to identify the relative value in the relationship. Convexity considerations consist of the Investment Adviser seeking securities that rise in price more quickly, or decline in price less quickly, than the typical security of that price risk level and therefore enable the Investment Adviser to obtain an additional return when interest rates change dramatically.

              In acquiring particular Debt Securities, the Investment Adviser may consider, among other things, historical yield relationships between private and governmental debt securities, intermarket yield relationships among various industry sectors, current economic cycles and the attractiveness and creditworthiness of particular issuers. Depending upon the Investment Adviser's analysis of these and other factors, a Fund's or the Money Market Fund's holdings of issues in particular industry sectors may be overweighted or underweighted when compared to the relative industry weightings in recognized indices. The value of portfolio holdings can be expected to vary inversely with changes in prevailing interest rates.

Money Market Fund


                   The net asset value of the Money Market Fund is determined as of 3:00 P.M., Eastern Time, on each Business Day. The Money Market Fund intends to value its portfolio securities based upon their amortized cost in accordance with Rule 2a-7 under the 1940 Act. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities.

                   Pursuant to Rule 2a-7, the Money Market Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities having remaining deemed maturities of 13 months or less, and to invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the investment holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If the deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it may take such corrective actions as it deems necessary and appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These actions may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the Fund's average maturity, withholding or reducing dividends, redeeming shares in kind, splitting, combining or otherwise recapitalizing outstanding shares or establishing a net asset value per share by using available market quotations.

                   The Money Market Fund calculates its dividends based on daily net investment income. Expenses of the Money Market Fund are accrued daily. As the Money Market Fund's portfolio securities are normally valued at amortized cost, unrealized gains or losses on such securities based on their market values will not normally be recognized. However, should the net asset value deviate significantly from market value, the Trustees could decide to value the securities at market value and then unrealized gains and losses would be included in net investment income.

              The Money Market Fund will purchase only "eligible securities" that present minimal credit risks as determined by the Investment Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Investment Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) obligations that carry certain types of guarantees. Obligations that carry certain types of conditional demand features also may be purchased pursuant to similar standards.

Other Investments

Stripped U.S. Government Obligations

              Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." To the extent consistent with their respective investment objectives, the Bond and Municipal Bond Funds and the Money Market Fund may purchase securities registered in the STRIPS program. Under the STRIPS program, these Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


              In addition, the Bond and Municipal Bond Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

              As described in the Prospectus, such Funds may also purchase stripped mortgage-backed securities ("SMBS"). SMBS that are interest only or principal only and not issued by the U.S. Government may be considered illiquid securities if they can not be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Custodial Receipts and Certificates of Participation

              For certain certificates of participation, the Funds and the Money Market Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of such Fund's or the Money Market Fund's participation interest, plus accrued interest. As to these instruments, the Funds and the Money Market Fund intend to exercise their rights to demand payment as needed to provide liquidity, to maintain or improve the quality of their investment portfolio or upon a default (if permitted under the terms of the instrument).

Bank Obligations

              In accordance with their respective investment objectives, each Fund and the Money Market Fund may purchase bank obligations, which include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds invest in obligations of foreign banks or foreign branches of U.S. banks only where the Investment Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1.0 billion in total assets at the time of purchase.

Commercial Paper

              Commercial paper, including variable and floating rate notes and other short term corporate obligations, must be rated in one of the two highest categories by at least two Rating Agencies, or if not rated, for the Money Market Fund must have been independently determined by the Investment Adviser to be of comparable quality, and for the other Funds must have been issued by a corporation having an outstanding bond issue rated A or higher by a Rating Agency. Except as provided in the Prospectus for the International Bond Fund, bonds and other short term obligations (if not rated as commercial paper) purchased by the Funds must be rated BBB or Baa, or higher, by a Rating Agency, respectively, or if unrated, be of comparable investment quality in the judgment of the Investment Adviser.

Variable and Floating Rate Instruments

              With respect to variable and floating rate obligations that may be acquired by each Fund and the Money Market Fund, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such notes and will continuously monitor their financial status to meet payment on demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult to dispose of instruments if the issuer defaulted on its payment obligation or during periods that the Fund or the Money Market Fund is not entitled to exercise its demand rights, and the Fund or the Money Market Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Lending Securities

              When a Fund or the Money Market Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund or the Money Market Fund if a material event affecting the investment is to occur.

Repurchase Agreements and Reverse Repurchase Agreements

              The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund or the Money Market Fund plus interest negotiated on the basis of current short term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Trust's Custodian, in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.

              Reverse repurchase agreements are considered to be borrowings by a Fund and by the Money Market Fund under the 1940 Act. At the time a Fund or the Money Market Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund or the Money Market Fund may decline below the price of the securities it is obligated to repurchase.

American Depository Receipts ("ADRs")


              The Asset Allocation and Equity Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. Although ADR prices are denominated in U.S. dollars, the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities.


When-Issued Purchases and Forward Commitments

              A Fund or the Money Market Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund or the Money Market Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered on the settlement date. In these cases the Fund or the Money Market Fund may realize a capital gain or loss.

              When a Fund or the Money Market Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's or the Money Market Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Mortgage Backed Securities

              Mortgage Backed Securities Generally. Mortgage backed securities held by the Asset Allocation, Equity and Bond Funds represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his lending institution are "passed-through" to an investor such as the Funds. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuers or poolers so that they can meet their obligations under the policies. Mortgage backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

              Interests in pools of mortgage backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage backed securities are described as "modified pass-through". These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

              Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation ("FHLMC"). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("Pcs"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

              The Federal National Mortgage Association ("FNMA") is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.

              The principal guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

              Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. Timely payment of interest and principal of some of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

              The Trust expects that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage backed securities are developed and offered in the market, the Trust may consider making investments in such new types of securities.

              Underlying Mortgages. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one to four family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Bond Funds may purchase pools of variable rate mortgages ("VRM"), growing equity mortgages ("GEM"), graduated payment mortgages ("GPM") and other types where the principal and interest payment procedures vary. VRMs are mortgages which reset their interest rate periodically with changes in open market interest rates. To the extent that a Fund is actually invested in VRMs, its interest income will vary with changes in the applicable interest rate on pools of VRMs. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage.

              All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

              Average Life. The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

              Returns on Mortgage Backed Securities. Yields on mortgage backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

              Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of a Fund. The compounding effect from reinvestments of monthly payments received by a Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

Foreign Currency Transactions


              When the Asset Allocation Funds and the International Equity and International Bond Funds enter into a currency transaction, it will deposit, if so required by applicable regulations, with its custodian cash or readily marketable securities in a segregated account of a Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract.


              At or before the maturity of a forward contract, a Fund either may sell a security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the security and engages in an offsetting transaction, at the time of execution of the offsetting transaction, the Fund will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

              The cost of currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates. The requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), may cause the Fund to restrict the degree to which it engages in currency transactions. See "Additional Information Concerning Taxes."

Futures Contracts and Related Options

              See Appendix B to this Additional Statement for a discussion of futures contracts and related options.

Options Trading


              As stated in the Prospectus, each Fund may purchase and sell put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. Government securities in an amount not exceeding 5% of a Fund's net assets. This is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.


              A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

              When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund involved for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Stock Index Options


              The Asset Allocation and Equity Funds may purchase and write put and call options on stock indices listed on U.S. securities exchanges or traded in the over-the-counter market. The International Equity Fund may also purchase and write put and call options on stock indices listed on foreign securities exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.


              Options on stock indices are similar to options on stock except that (a) the expiration cycles of stock index options are generally monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Convertible Securities

              In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines.

Warrants

              Each Asset Allocation and Equity Fund may invest up to 5% of its assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specified price valid for a specified period of time. The prices of warrants do not necessarily correlate with the prices of underlying securities.

Municipal and Related Obligations

              To the extent consistent with its investment objective, the Asset Allocation, Bond and Municipal Bond Funds may invest in Municipal Obligations. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend in part on a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Municipal Obligations by Rating Agencies represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations with the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a Municipal Obligation may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser may consider such an event in determining whether the Fund should continue to hold the obligation.

              The payment of principal and interest on most Municipal Obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

              An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights or remedies of creditors, such as the Federal Bankruptcy Code, and any laws, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

              Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

              Certain of the Municipal Obligations held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligations at the time of original issuance. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

              The Municipal Bond Funds will purchase tender option bonds only when the Investment Adviser is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, that Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored by the Investment Adviser to assure that is valued at fair value.

              From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, pursuant to federal tax legislation passed in 1986 interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the federal income tax status of interest on Municipal Obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of Municipal Obligations for investments by the Funds and their liquidity and value. In such event, the Board of Trustees would re-evaluate the Funds' investment objectives and policies and consider changes in their structure or possible dissolution.

Stand-By Commitments

              The Asset Allocation, Bond, Municipal Bond and Money Market Funds may acquire "stand-by commitments" with respect to Municipal Obligations they hold. Under a stand-by commitment, a dealer agrees to purchase at such Fund's option specified Municipal Obligations at a specified price. Stand-by commitments may be exercisable at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

              Such Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, they may pay for a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Such Funds may acquire a stand-by commitment unless immediately after the acquisition, with respect to 75% of its assets not more than 5% of its total assets will be invested in instruments subject to a demand feature, including stand-by commitments, with the same institution.

              Such Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Investment Adviser's opinion, present minimal credit risks. The credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. Thus, the risk of loss in connection with a "stand-by commitment" will not be qualitatively different from the risk of loss faced by a person that is holding securities pending settlement after having agreed to sell the securities in the ordinary course of business.

              Stand-by commitments will be acquired solely to facilitate portfolio liquidity and not to exercise rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Where a stated Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

Derivative Securities

              The Investment Adviser will evaluate the risks presented by the derivative instruments purchased by the Funds and the Money Market Fund, and will determine, in connection with its day-to-day management of the Funds and the Money Market Fund, how they will be used in furtherance of the Funds' and the Money Market Fund's investment objectives. It is possible, however, that the Investment Adviser's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Funds and the Money Market Fund will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.


Additional Investment Limitations

              In addition to the investment limitations disclosed in the Prospectus, the Funds and the Money Market Fund are subject to the following investment limitations which may not be changed without approval of the holders of the majority of the outstanding shares of the affected Fund or the Money Market Fund (as defined under "Description of Shares" below).

              Each Fund and the Money Market Fund may not:

              1. Purchase or sell real estate, except that each may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

              2. Invest in commodities, except that as consistent with a Fund's investment objective and policies: (a) each Fund and the Money Market Fund, other than the Intermediate Bond Fund, may purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices, and options on futures contracts or indices; (b) each Fund and the Money Market Fund may purchase publicly traded securities of companies engaging in whole or in part in such activities; and (c) the Intermediate Bond Fund will not purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that it may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

              3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

              In addition to the above fundamental limitations, the Funds and the Money Market Fund are subject to the following non-fundamental limitations, which may be changed without a shareholder vote:

              Each Fund and the Money Market Fund may not:

              1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

              2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with a Fund's investment objective and policies, for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

              3. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to its transactions in futures contracts and related options and in options on securities or indices of securities and similar instruments, and
(b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

              4. Purchase securities of companies for the purpose of exercising control.

              5. Invest more than 15% (10% for the Money Market Fund) of its total assets in illiquid securities.

              No Fund intends to purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its assets. Securities held in escrow or separate accounts in connection with its investment practices are not deemed to be pledging for purposes of this limitation.

              In order to permit the sale of the Money Market Fund's shares in certain states, the Trust may make commitments with respect to the Fund more restrictive than the investment policies and limitations described above and in its Prospectus. Should the Trust determine that any such commitment is no longer in the best interests of the Fund, it will revoke the commitment by terminating sales of the Fund's shares in the state involved and, in the case of investors in Texas, give notice of such action.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

              Shares of the Funds are offered and sold on a continuous basis by the Trust's distributor, BISYS Fund Services ("BISYS"), acting as agent.

              An illustration of the computation of the public offering price per Class A share of the Funds, based on the value of each Fund's total net assets and total number of shares outstanding on June 30, 1996, is as follows:

                                     TABLE


                            Managed Assets    Managed Assets      Mid-Cap         Intrinsic     Growth and   International
                            Balanced Fund      Growth Fund*   Opportunity Fund    Value Fund    Value Fund    Equity Fund
                            --------------    --------------  ----------------   -----------    ----------   -------------
Net Assets.................  $9,982,625          $1,000         $77,317,677      $19,491,165    $54,491,670    $1,452,943
                             ----------          ------         -----------      -----------    -----------    ----------
Number of Shares
Outstanding................     869,237             100         $ 4,614,561        1,499,891      3,833,626       125,578
                             ==========          ======         ===========      ===========    ===========    ==========
Net Asset Value Per Share..  $    11.49          $10.00         $     16.76            13.00    $     14.21    $    11.57
                             ----------          ------         -----------      -----------    -----------    ----------
Sales Charge, 5.00 percent
of offering price (5.26
percent of net asset value
per share).................  $     0.60          $ 0.53         $     0.88       $      0.68    $      0.75    $     0.61
                             ----------          ------         -----------      -----------    -----------    ----------
 Offering Price to Public... $    12.09          $10.53         $    $17.64      $     13.68    $     14.96    $    12.18
                             ==========          ======         ===========      ===========     ===========    ==========

                              Managed
                               Assets                                             Small-Cap
                            Conservative    Equity Income         Growth         Opportunity
                                Fund             Fund              Fund             Fund
                            ------------    -------------         ------         -----------
Net Assets.................  $56,763,865     $5,097,730        $5,741,437        $1,421,675
                             -----------     ----------        ----------        ----------
 Number of Shares
Outstanding................    3,819,804        398,282           442,055           108,325
                             ===========     ==========        ==========        ==========
Net Asset Value Per Share    $     14.86     $    12.80        $    12.99        $    13.12
                             -----------     ----------        ----------        ----------
Sales Charge, 5.00 percent
of offering price (5.26
percent of net asset value
per share).................  $     0.78      $     0.67        $     0.68        $     0.69
                             -----------     ----------        ----------        ----------
Offering Price to Public     $    15.64      $    13.47        $    13.67        $    13.18
                             ===========     ==========        ==========        ==========

                                          Michigan Municipal   International    Municipal
                              Bond Fund       Bond Fund          Bond Fund      Bond Fund
                              ---------   ------------------   -------------    ---------

Net Assets.................  $29,254,997     $19,777,098         $643,186       $7,149,023
                             -----------     -----------         --------       ----------
Number of Shares
Outstanding................    2,920,214       1,929,813           61,294          584,901
                             ===========     ===========         ========       ==========
Net Asset Value Per Share    $     10.02     $     10.25         $  10.49       $    12.22
                             -----------     -----------         --------       ----------
Sales Charge, 4.50 percent
of offering price (4.69
percent of net asset value
per share).................  $     0.47      $      0.48         $   0.49       $     0.57
                             -----------     -----------         --------       ----------
Offering Price to Public     $    10.49      $     10.73         $  10.98       $    12.79
                             ===========     ===========         ========       ==========



                               Equity        Intermediate
                               Index           Municipal           Income      Intermediate
                                Fund           Bond Fund            Fund         Bond Fund
                             ----------      -----------         ----------    -----------
Net Assets...........        $6,634,465      $17,339,106         $6,745,881    $11,229,615
                             ----------      -----------         ----------    -----------
Number of Shares
Outstanding..........           430,914           81,760          1,448,754      1,114,009
                             ==========      ===========         ==========    ===========
Net Asset Value Per Share    $    15.40      $     11.97         $     7.81    $     10.08
                             ----------      -----------         ----------    -----------
Sales Charge, 3.00 percent
of offering price (3.01
percent of net asset value
per share)...........        $     0.46      $      0.36         $     0.24    $     0.30
                             ----------      -----------         ----------    -----------
Offering Price to Public     $    15.86      $     12.33         $     8.05    $    10.38
                             ==========      ===========         ==========    ===========


                            Short Bond
                               Fund
                            ----------
Net Assets...........        $825,530
                             --------
Number of Shares
Outstanding                    81,760
                             ========
Net Asset Value Per Share    $  10.10
                             --------
Sales Charge, 1.00 percent
of offering price (1.01
percent of net asset value
per share)...........        $   0.10
                             --------
Offering Price to Public     $  10.20
                             ========

* Amounts disclosed are a hypothetical illustration of the computation of the public offering price, based on the value of the Fund's total assets equal to $1,000, total number of shares outstanding equal to 100 shares and net asset value equal to $10.00.


               Under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment for shares during any period when:
(a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Trust may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.)

               In addition to the situations described in the Prospectus under "Redemption of Shares," the Trust may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

               The Trust normally redeems shares for cash. However, the Trustees may determine that conditions exist making cash payments undesirable. If they should so determine, redemption payments could be made in securities valued at the value used in determining net asset value. There may be brokerage and other costs incurred by the redeeming shareholder in selling such securities. The Trust has elected to be covered by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of net asset value during any 90-day period for any one shareholder.

               Total sales charges paid by shareholders of the Funds for the fiscal years ended December 31, 1995, 1994 and 1993 were as follows:


                                December 31,  December 31,   December 31,
                                    1995          1994           1993
                                ------------  ------------   ------------
Managed Assets Conservative
  Fund                            $ 79,374             *               *

Managed Assets Balanced Fund      $ 37,984      $286,056             N/A

Managed Assets Growth Fund             N/A           N/A             N/A

Equity Income Fund                $ 11,393           N/A             N/A

Growth Fund                       $  5,937           N/A             N/A

Mid-Cap Opportunity Fund          $122,061      $544,053      $1,266,118

Small-Cap Opportunity Fund        $  1,857           N/A              N/A

Intrinsic Value Fund              $ 17,964      $ 87,757      $  249,653

Growth and Value Fund             $ 92,788      $431,841      $  735,713

Equity Index Fund                      N/A           N/A             N/A

International Equity Fund         $ 13,659      $      0             N/A

Intermediate Bond Fund            $  7,877      $ 41,775      $  391,744

Bond Fund                         $ 30,433      $203,760      $1,215,391

Short Bond Fund                   $  2,848      $      0             N/A

Income Fund                       $  7,948             *               *

International Bond Fund           $  1,551           N/A             N/A

Municipal Bond Fund               $  8,055             *               *

Intermediate Municipal Bond
  Fund                            $ 15,797             *               *

Michigan Municipal Bond Fund      $105,322      $151,042             N/A

----------
* Not available

                             DESCRIPTION OF SHARES

               The Trust is an unincorporated business trust organized under Massachusetts law on April 21, 1987. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into two or more series, each series relating to a separate portfolio of investments, and divide the shares of any series into two or more classes. The number of shares of each series and/or of a class within each series shall be unlimited. The Trust does not intend to issue share certificates.


               In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a particular fund would be entitled to receive the assets available for distribution belonging to such fund. If there are any assets, income, earnings, proceeds or payments, which are not readily identifiable as belonging to any particular fund, the

Trustees shall allocate them among any one or more of the funds as they, in their sole discretion, deem fair and equitable.

               Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to particular funds.

               When used in the Prospectus or in this Additional Statement, a "majority" of shareholders means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (1) 67% of the shares of the Trust, or the applicable fund, present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(2) more than 50% of the outstanding shares of the Trust or the applicable fund.


               As of October 31, 1996, the name and address, number and percentage of class ownership of each person who owned of record 5% or more of any class of shares is set forth below.

                                          NUMBER OF           PERCENT OF
BOND FUND -- CLASS I                        SHARES            OUT. SHARES
--------------------                      ---------           -----------
HENRY FORD INVESTMENT MANAGEMENT        9,434,657.456            14.08%
ACCOUNT
800 FISHER BUILDING
DETROIT, MI 48202

EAGLE & CO                             13,222,261.582            19.73%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

BOND FUND -- CLASS B
--------------------
DONALDSON, LUFKIN & JENRETTE               20,490.876            78.29%
SECURITIES CORPORATION
P.O. BOX 2052
JERSEY CITY, NJ 07303-9998

INTERMEDIATE BOND FUND -- CLASS I
---------------------------------
R L POLK                                1,872,801.417             4.96%
1156 BREWERY PARK
DETROIT, MI 48202

INTERMEDIATE BOND FUND -- CLASS A
---------------------------------
FCNBD CORPORATION TTEE                    121,962.666             9.83%
FBO HORNE BLD SPECIALTIES, INC
401K & PEP U/A DTD 01/01/68
218 E. WESLEY SUITE 2030
WHEATON, IL 60187

INTERMEDIATE BOND FUND -- CLASS B
---------------------------------
DONALDSON, LUFKIN & JENRETTE                4,380.979           100.00%
SECURITIES CORPORATION
P.O. BOX 2082
JERSEY CITY, NJ 07303-9998

SHORT BOND FUND -- CLASS I
--------------------------
THE WELLNESS PLAN                       2,342,177.847            13.76%
6500 JOHN C. LODGE
DETROIT, MI 48202

THE WELLNESS PLAN SELF-INS FUND         1,933,756.417            11.36%
6500 JOHN C. LODGE
DETROIT, MI 48202

KRESGE FOUNDATION                       4,045,110.690            23.77%
3215 W. BIG BEAVER
P.O. BOX 3151
TROY, MI 48007-3151

SHORT BOND FUND -- CLASS A
--------------------------
DONALDSON, LUFKIN & JENRETTE               22,270.661            27.49%
SECURITIES CORPORATION
P.O. BOX 2062
JERSEY CITY, NJ 07303-9998

BENJAMIN J. SOLEAU                          5,105.618             6.31%
548 ADAMS
PLYMOUTH, MI 48170

RICHARD A. POEL                             5,860.919             7.24%
10 LAKEVIEW DRIVE
BEALE AFB, CA 95903

RICHARD L. FOERSTERLING                    18,061.630            22.30%
1255 PENNIMAN
PLYMOUTH, MI 48170

SHORT BOND FUND -- CLASS B
--------------------------
DONALDSON, LUFKIN & JENRETTE                1,996.196           100.00%
SECURITIES CORPORATION
P.O. BOX 2052
JERSEY CITY, NJ 07303-9998

MUNICIPAL BOND FUND -- CLASS I
------------------------------
CHARLES J. LEFLER REVOCABLE               531,419.678             1.98%
TRUST
39740 WALKER COURT
NORTHVILLE, MI 48167

CONSUMER POWER                          1,992,968.346             7.44%
212 W. MICHIGAN AVENUE
JACKSON, MI 49201

EAGLE & CO                             18,836,015.770            70.28%
AMERICAN NATIONAL BANK
MUTIAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

MUNICIPAL BOND FUND -- CLASS A
------------------------------
DONALDSON, LUFKIN & JENRETTE              820,883.997            34.25%
SECURITIES CORPORATION
ONE PERSHING PLAZA
JERSEY CITY NJ 07303-9998

MUNICIPAL BOND FUND -- CLASS B
------------------------------
DONALDSON, LUFKIN & JENRETTE               27,024.704            59.33%
SECURITIES CORPORATION
ONE PERSHING PLAZA
JERSEY CITY NJ 07303

MICHIGAN MUNICIPAL BOND FUND --
CLASS I
-------------------------------
CAROL LEFLER REVOCABLE                    209,878.635             5.63%
TRUST
39740 WALKER COURT
NORTHVILLE, MI 48167

MICHIGAN MUNICIPAL BOND FUND --
CLASS A
-------------------------------
JAMES J DONAHEY                           102,464.203             5.65%
421 HIGHLAND
ANN ARBOR, MI 48104

MICHIGAN MUNICIPAL BOND FUND --
CLASS B
-------------------------------
BISYS FUND SERVICES OHIO, INC.                  2.000           100.00%
ATTN: FUND ADMINISTRATION
3435 STELZER RD
COLUMBUS, OH 43219-8001

INTERNATIONAL BOND FUND -- CLASS I
----------------------------------
EMPLOYEES RETIREMENT PLAN OF            3,052,417.101            63.85%
NBD BANK
TRUST ADMINISTRATION
611 WOODWARD AVENUE
DETROIT, MI 48232

EAGLE & CO                              1,704,264.289            35.30%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

INTERNATIONAL BOND FUND -- CLASS A
----------------------------------
FIRST CHICAGO TTEE                          9,513.726             7.31%
HOPE PUBLISHING COMPANY
380 S. MAIN PL
CAROL STREAM, IL 60188-2448

FIRST CHICAGO-DISCRETIONARY                 8,106.009             6.23%
WHEATON OFFICE
ATTN DOUG BRUNKOW
214 E. WESLEY ST STE 2030
WHEATON, IL 60187-5323

INTERNATIONAL BOND FUND -- CLASS B
----------------------------------
DONALDSON, LUFKIN & JENRETTE                  607.804            53.66%
SECURITIES CORPORATION
P.O. BOX 2052
JERSEY CITY, NH 07303-9998

CONCORD HOLDING CORPORATION INC               426.289            41.34%
ATTN: CORPORATE FINANCE
3435 STELZER RD
COLUMBUS, OH 43219-6004

INCOME FUND -- CLASS I
----------------------
EAGLE & CO                             25,494,498.128            97.25%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

INCOME FUND -- CLASS A
----------------------
FIRST CHICAGO AS TRUSTEE
FBO SOFT SHEEN PRODUCTS INC
RETIREMENT AND INCENTIVE SAVINGS           79,562.728             6.95%
TRUST U/A DTD 08/01/98
107 N CROSS SUITE 2092
WHEATON, IL 60187

FIRST CHICAGO AS TTE
MCDONOUGH ASSOC
218 E WESLEY ST. SUITE 2030                86,504.638             7.56%
WHEATON, IL 60187-4054

CORELINK FINANCIAL, INC.
P.O. Box 4054
CONCORD, CA 94524-4054                     62,622.443             5.47%

FIRST CHICAGO TTEE
HOPE PUBLISHING COMPANY
380 S. MAIN PL                             66,414.209             5.80%
CAROL STREAM, IL 60168-2448

INCOME FUND -- CLASS B
----------------------
DONALDSON LUFKIN & JENRETTE
SECURITIES CORPORATION, INC.
P.O. BOX 2052                               6,291.214            13.36%
JERSEY CITY, NJ 07399

CORELINK FINANCIAL SERVICES
FBO 28052852
P.O. BOX 4064                              15,302.676            24.65%
CONCORD, CA 94524-4054

INTERMEDIATE MUNICIPAL BOND FUND --
CLASS I
-----------------------------------
EAGLE & CO                             30,262,832.084            98.56%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

INTERMEDIATE MUNICIPAL BOND FUND --
CLASS A
-----------------------------------
LEONARD NIEDER & MARY NIEDER JT TEN
8405 N. KILBOURN AVE
LINCOLNWOOD, IL 60646-3434                 82,218.286             5.08%

DONALDSON LUFKIN & JENRETTE
SECURITIES CORPORATION, INC.
P.O. BOX 2052                             185,233.229            11.44%
JERSEY CITY, NJ 07399

INTERMEDIATE MUNICIPAL BOND FUND --
CLASS B
-----------------------------------
DONALDSON LUFKIN & JENRETTE                27,220.214            58.33%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303

GROWTH AND VALUE FUND -- CLASS I
--------------------------------
SAVINGS AND INVESTMENT PLAN             4,574,976.579             9.58%
TRUST ADMINISTRATION
611 WOODWARD AVENUE
DETROIT, MI 48232

GROWTH AND VALUE FUND -- CLASS B
--------------------------------
DONALDSON LUFKIN & JENRETTE                 2,301.226            99.91%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

MID-CAP OPPORTUNITY FUND -- CLASS I
-----------------------------------
NBD BANCORP, INC. EMPLOYEES'            4,194,111.790            11.69%
SAVINGS AND INVESTMENT PLAN
TRUST ADMINISTRATION
611 WOODWARD AVENUE
DETROIT, MI 48232

EMPLOYEES RETIREMENT PLAN OF            3,572,603.264             9.95%
NBD BANK
TRUST ADMINISTRATION
611 WOODWARD AVENUE
DETROIT, MI 48232

MID-CAP OPPORTUNITY FUND -- CLASS A
-----------------------------------
MAC AND COMPANY                           391,013.626             8.30%
MUTUAL FUNDS OPERATIONS
P.O. BOX 3198
PITTSBURGH, PA 15230

MID-CAP OPPORTUNITY FUND -- CLASS B
-----------------------------------
DONALDSON LUFKIN & JENRETTE                   488.261            99.59%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

SMALL-CAP OPPORTUNITY FUND -- CLASS I
-------------------------------------
EAGLE & CO                              7,635,901.127            94.08%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

SMALL-CAP OPPORTUNITY FUND -- CLASS A
-------------------------------------
ANTHONY C. KISER                           18,995.428             6.48%
630 5th AVE
NEW YORK, NY 10111

SMALL-CAP OPPORTUNITY FUND -- CLASS B
-------------------------------------
DONALDSON LUFKIN & JENRETTE                 2,438.797            57.89%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

GEORGE F. WOLL V &                          1,160.093            27.54%
GEORGE F. WOLL JR JWTROS
15510 CRESTVIEW LN
GRANADA HILLS, CA 91344-3110

INTRINSIC VALUE FUND -- CLASS I
-------------------------------
EMPLOYEES RETIREMENT PLAN OF            5,407,175.280            22.40%
NBD BANK
TRUST ADMINISTRATION
611 WOODDWARD AVENUE
DETROIT, MI 48232

INTRINSIC VALUE FUND -- CLASS B
-------------------------------
DONALDSON LUFKIN & JENRETTE                 6,554.466            99.97%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

GROWTH FUND -- CLASS I
----------------------
EMPLOYEES RETIREMENT PLAN OF            4,288,252.530            10.08%
NBD BANK
TRUST ADMINISTRATION
611 WOODDWARD AVENUE
DETROIT, MI 48232

EAGLE & CO                             22,771.523.512            53.53%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3802

GROWTH FUND -- CLASS B
----------------------
CORELINK FINANCIAL SERVICES                37,605.586            48.05%
FBO 26052852
P.O. BOX 4064
CONCORD, CA 94524-4064

DONALDSON LUFKIN & JENRETTE                12,004.749            15.26%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

MANAGED ASSETS CONSERVATIVE FUND --
CLASS I
-----------------------------------
EAGLE & CO                                 82,028.030           100.00%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

MANAGED ASSETS CONSERVATIVE FUND --
CLASS B
-----------------------------------
DONALDSON LUFKIN & JENRETTE                35,513.531            10.18%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

MANAGED ASSETS BALANCED FUND --
CLASS I
-------------------------------
NBD BANCORP, INC. EMPLOYEES'            2,185,164.165            24.47%
SAVINGS AND INVESTMENT PLAN
TRUST ADMINISTRATION
611 WOODWARD AVENUE
DETROIT, MI 48232

DICKINSON/WRIGHT TARGET BENEFIT         1,079,372.393            12.09%
500 WOODWARD AVENUE, SUITE 4000
DETROIT, MI 48226

ALBERT KAHN AND ASSOCIATES                429,707.968             4.81%
7430 SECOND AVENUE
DETROIT, MI 48202

KELLY RETIREMENT PLUS TRUST FUND          891,670.812             9.98%
999 WEST BIG BEAVER ROAD
TROY, MI 48084

MANAGED ASSETS BALANCED FUND --
CLASS A
-------------------------------
CORELINK FINANCIAL, INC                   113,844.888             6.02%
P.O. BOX 4054
CONCORD, CA 94524-4054

FIRST CHICAGO NBD TTEE                    106,962.619             5.66%
WKM ASSOC., INC. EMPLOYEE 401K
107 N. CROSS ST. STE 2092
WHEATON, IL 60187-5317

MANAGED ASSETS BALANCED FUND --
CLASS B
-------------------------------
DONALDSON LUFKIN & JENRETTE                11,467.524            11.98%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

EQUITY INDEX FUND -- CLASS I
----------------------------
WHIRLPOOL                              14,545,409.195            28.63%
2000 M-83 NORTH
BENTON HARBOR, MI 49022

OAKLAND COUNTY RETIREMENT SYSTEM         3,311,194.013            6.52%
1200 N. TELEGRAPH
PONTIAC, MI 48053

CONSUMER POWER UNION WELFARE BENEFIT     4,753,008.719            9.36%
212 W. Michigan Avenue
JACKSON, MI 49201

MC GREGOR FUND                           2,480,000.895            4.88%
333 WEST FORT STREET
DETROIT, MI 48226

EQUITY INDEX FUND -- CLASS A
----------------------------
FCNBD CORPORATION TTEE                     108,535.562           14.84%
FBO HORNE BLD SPECIALTIES INC
401K & PSP U/A DTD 01/-1/68
218 E WESLEY SUITE 2030
WHEATON, IL 60187

FCNBD CORPORATION TEE                      55,559.054             7.60%
AUGUST NEWSPRINT COMPANY 401(K)
SAVINGS PLAN SU/A DTD 04/01/94
107 N. CROSS SUITE 2092
WHEATON, IL 60187

EQUITY INDEX FUND -- CLASS B
----------------------------
DONALDSON LUFKIN & JENRETTE                 2,281.522            99.91%
SECURITIES CORPORATION, INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-2052

INTERNATIONAL EQUITY FUND --
CLASS I
----------------------------
EMPLOYEES RETIREMENT PLAN OF            6,183,097.078            19.80%
NBD BANK
TRUST ADMINISTRATION
611 WOODWARD AVENUE
DETROIT, MI 48232

EAGLE & CO                             12,269,697.654            39.30%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

INTERNATIONAL EQUITY FUND --
CLASS A
----------------------------
CORELINK FINANCIAL, INC                    48,145.621             6.62%
P.O. BOX 4054
CONCORD, CA 94524-4054

INTERNATIONAL EQUITY FUND --
CLASS B
----------------------------
CORELINK FINANCIAL, INC                    11,046.002            11.31%
FBO 28052652
P.O. BOX 4054
CONCORD, CA 94524-4054

EQUITY INCOME FUND -- CLASS I
-----------------------------
EAGLE & CO                             22,671,912.943            97.22%
AMERICAN NATIONAL BANK
MUTUAL FUND PROCESSING UNIT
1 N LA SALLE ST FL 3
CHICAGO, IL 60602-3902

EQUITY INCOME FUND -- CLASS B
-----------------------------
CORELINK FINANCIAL, INC                    20,230.255            14.68%
FBO 28052652
P.O. BOX 4054
CONCORD, CA 94524-4054



               As of October 31, 1996, Trussal & Co., a nominee of NBD's Trust Division, 900 Tower Drive, 10th Floor, Troy, Michigan 48098, held of record 81.57%, 43.52%, 87.35%, 91.74%, 91.15%, 98.01%, 57.06%, 95.55%,
76.65%, 98.82%, 63.08%, 26.44% and 67.30%, respectively, of the outstanding shares of the Managed Assets Balanced, Growth, Mid-Cap Opportunity,
Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, International Bond, Municipal Bond and Michigan Municipal Bond Funds, respectively. The Trustees and officers of the Trust, as a Group, owned less than 1% of the outstanding shares of each Fund.


               When issued for payment as described in the Funds' Prospectus and this Additional Statement, shares of the Funds will be fully paid and non-assessable by the Trust.

               The Declaration of Trust provides that the Trustees, officers, employees and agents of the Trust will not be liable to the Trust or to a shareholder, nor will any such person be liable to any third party in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                    ADDITIONAL INFORMATION CONCERNING TAXES

Taxes In General

               The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations which are in effect on the date hereof; such laws and regulations may be changed by legislative or administrative action. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

               Each Fund is treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. As a regulated investment company, each Fund is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

               In addition to satisfaction of the Distribution Requirement, each Fund must satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

               Another requirement for qualification as a regulated investment company under the Code is that less than 30% of a Fund's gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in Section 2(a)(36) of the 1940 Act);

(2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

               Each Fund will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Fund shares, if a shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

               Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%; however, because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long term capital gains are taxable at a maximum marginal rate of 28%. For corporations, long term capital gains and ordinary income are both taxable at a maximum marginal rate of 35%.

               A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

               If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on Municipal Obligations) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

               Each Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the

Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

               Depending upon the extent of the Funds' activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

               As described above and in the Prospectus, the Municipal Bond Funds are designed to provide investors with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not only fail to gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be appropriate investments for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

               Each Municipal Bond Fund's policy is to pay each year as federal exempt-interest dividends substantially all of its Municipal Obligations interest income net of certain deductions. In order for the Fund to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Fund's assets must consist of exempt-interest obligations. After the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid by it which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualify as federal exempt-interest dividends will be the same for all shareholders receiving dividends for such year.

               A percentage of the interest on indebtedness incurred by a shareholder to purchase or carry a Municipal Bond Fund's shares, equal to the percentage of the total non-capital gain dividends distributed during the shareholder's taxable year that are exempt-interest dividends, is not deductible for federal income tax purposes.

                                  MANAGEMENT

Trustees and Officers of the Trust

               The Trustees and executive officers of the Trust, their ages and their principal occupations for the last five years are set forth below. Each Trustee has an address at Pegasus Funds, c/o NBD Bank, 900 Tower Drive, Troy, Michigan 48098. Each Trustee also serves as a trustee of Pegasus Variable Annuity Fund, a registered investment Company advised by the Investment Adviser.

Will M. Caldwell, Trustee

Retired; Executive Vice President, Chief Financial Officer and Director, Ford Motor Company (1979-1985); Director, First Nationwide Bank (1986-1991); Director, Air Products & Chemicals, Inc. (since 1985); Director, Zurich Holding Company of America (since 1990); Director, The Batts Group, Ltd. (since 1986); Trustee and Vice Chairman, Detroit Medical Center (1986-1991); Trustee Emeritus and Chairman of the Pension Investment Sub-Committee, Detroit Medical Center (since 1991); Trustee, Pegasus Variable Annuity Fund. He is 70 years old.

Nicholas J. De Grazia, Trustee

Consultant, Lionel L.L.C. (since 1995); President, Chief Operating Officer and Director, Lionel Trains, Inc. (1990-1995); Vice President-Finance and Treasurer, University of Detroit (1981-1990); President (1981-1990) and Director (1986-1995), Polymer Technologies, Inc.; President, Florence Development Company (1987-1990); Chairman (since 1994) and Director (1992-1995), Central Macomb County Chamber of Commerce; Vice Chairman, Michigan Higher Education Facilities Authority (since 1991); Trustee, Pegasus Variable Annuity Fund. He is 53 years old.

John P. Gould, Trustee, Chairman of the Board

Steven G. Rothmeier Professor (since January, 1996); Distinguished Service Professor of Economics of the University of Chicago Graduate School of Business (since 1984); Dean of the University of Chicago Graduate School of Business (1983-1993); Member of Economic Club of Chicago and Commercial Club of Chicago; Director of Harbor Capital Advisors and Dimensional Fund Advisors; Trustee, Pegasus Variable Annuity Fund. He is 57 years old.

Marilyn McCoy, Trustee

Vice President of Administration and Planning of Northwestern University (since 1985); Director of Planning and Policy Development for the University of Colorado (1981-1985); Member of the Board of Directors of Evanston Hospital, Chicago Metropolitan YMCA, Chicago Network and United Charities; member of the Chicago Economics Club; Trustee, Pegasus Variable Annuity Fund. She is 48 years old.

Julius L. Pallone, Trustee

President, J.L. Pallone Associates, Consultants (since 1994); Chairman of the Board (1974-1993), Maccabees Life Insurance Company; President and Chief Executive Officer, Royal Financial Services (1991-1993); Director, American Council of Life Insurance of Washington, D.C. (life insurance industry association) (1988-1993); Director, Crowley, Milner and Company (department store) (since 1988); Trustee, Lawrence Institute of Technology (since 1982); Director, Detroit Symphony Orchestra (since 1985); Director, Oakland Commerce Bank (since 1984) and Michigan Opera Theater (since 1981); Trustee, Pegasus Variable Annuity Fund. He is 65 years old.

*Donald G. Sutherland, Trustee and President

Partner of the law firm Ice, Miller, Donadio & Ryan, Indianapolis, Indiana; Trustee, Pegasus Variable Annuity Fund. He is 67 years old.

Donald L. Tuttle, Trustee

Vice President (since 1995), Senior Vice President (1992-1995), Association for Investment Management and Research; Senior Professor of Finance, Indiana University (1970-1991); Vice President, Trust & Investment Advisers, Inc. (1990-1991); Director, Federal Home Loan Bank of Indianapolis (1981-1985); Trustee, Pegasus Variable Annuity Fund. He is 61 years old.

Mark A. Dillon, Vice President

An employee of the Distributor. He is 33 years old and his address is 3435 Seltzer Road, Columbus, Ohio 43219-3035.

Alaina Metz, Vice President

An employee of the Distributor since June 1995. Prior to joining the Distributor Ms. Metz was a supervisor at Alliance Capital Management L.P. in New York. She is 29 years old and her address is 3435 Seltzer Road, Columbus, Ohio 43219-3035.

D'Ray Moore, Treasurer

An employee of the Distributor. She is 37 years old and her address is 3435 Seltzer Road, Columbus, Ohio 43219-3035.

W. Bruce McConnel, III, Secretary

Partner of the law firm Drinker Biddle & Reath, Philadelphia, Pennsylvania. He is 53 years old, and is address is 1345 Chestnut Street, Philadelphia, Pennsylvania 19107
---------------
* Denotes Interested Trustee


               For so long as the plan described in the section captioned "Distribution and Shareholder Services Plans" remains in effect, the Trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Trust.

               Each Trustee receives from the Trust and Pegasus Variable Annuity Fund a total annual fee of $17,000 and a fee of $2,000 for each Board of Trustees meeting attended. The Chairman is entitled to additional compensation of $4,250 per year for his services to the Trusts in that capacity. These fees are allocated among the investment portfolios of the Trust and Pegasus Variable Annuity Fund based on their relative net assets. All Trustees are reimbursed for out of pocket expenses incurred in connection with attendance at meetings. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust.

       The following table summarizes the compensation for each of the Trustees for the Trust's fiscal year ended December 31, 1995:

                                                           (3)
                                                          Total
                                                       Compensation
                                      (2)             From Fund and
                                    Aggregate         Fund Complex**
            (1)                   Compensation         Paid to Board
    Name of Board Member           from Fund*             Member
------------------------------    ------------       ---------------
Will M. Caldwell, Trustee            $21,250           $21,250(2)+

Nicholas J. DeGrazia, Trustee        $21,250           $21,250(2)+

John P. Gould, Trustee                 ***             $30,000(4)+

Earl I. Heenan, Jr.,++               $24,437.50        $24,437.50(2)+
Chairman and President

Marilyn McCoy, Trustee                 ***             $30,000(4)+

Julius L. Pallone, Trustee ++        $21,250           $21,250(2)+

Donald G. Sutherland, ++             $21,250           $21,250(2)+
 Trustee

Donald L. Tuttle, Trustee ++         $21,250           $21,250(2)+

Eugene C. Yehle, Trustee             $21,250           $21,250(2)+
and Treasurer

---------
* Amount does not include reimbursed expenses for attending Board meetings.

** The Fund Complex consists of the Trust, Pegasus Variable Annuity Fund, Prairie Funds, Prairie Institutional Funds, Prairie Intermediate Bond Fund and Prairie Municipal Bond Fund, Inc.

*** Mr. Gould and Ms. McCoy were not trustees of the Trust during the fiscal year ended December 31, 1995.

+ Total number of investment companies in the Fund Complex from which the Trustee receives compensation for serving as a trustee.

++ Deferred compensation in the amounts of $24,437.50, $21,250, $21,250, and $21,250 accrued during Pegasus Funds' fiscal year ended December 31, 1995 for Messrs. Heenan, Pallone, Sutherland and Tuttle, respectively.


Investment Adviser

               Information about the Investment Adviser and its duties and compensation as investment adviser is contained in the Prospectus. In addition, the Investment Adviser is entitled to 4/10ths of the gross income earned by a Fund on each loan of securities (excluding capital gains and losses, if any). The Investment Adviser has informed the Trust's Board of Trustees that since the inception of the Trust neither it nor any of its affiliates has engaged in and received compensation for any transactions involving lending of portfolio securities. Furthermore, neither the Investment Adviser nor any of its affiliates will do so unless permitted by the SEC or SEC staff.

             The Investment Adviser's own investment portfolios may include bank certificates of deposit, bankers' acceptances, corporate debt obligations, equity securities and other investments any of which may also be purchased by the Trust. Joint purchase of investments for the Trust and for the Investment Adviser's own investment portfolios will not be made. The Investment Adviser's and its affiliates' respective commercial banking departments may have deposit, loan and other commercial banking relationships with issuers of securities purchased by the Trust, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by the Trust.

             For the fiscal years ended December 31, 1995, 1994 and 1993, the Trust paid NBD fees for advisory and administrative services under the previous investment advisory agreement with NBD on behalf of each Fund and the Money Market Fund as follows:

                                  December 31,    December 31,    December 31,
                                     1995            1994            1993
                                  ------------    ------------    ------------
Managed Assets Balanced Fund       $  570,525     $  260,903         N/A
Mid-Cap Opportunity Fund           $4,490,930     $3,670,337      $1,926,219
Intrinsic Value Fund               $1,817,833     $1,615,375      $1,119,400
Growth and Value Fund              $4,951,664     $4,032,266      $2,624,744
Equity Index Fund                  $  411,792     $  329,438      $ 308,549
International Equity Fund          $  529,312     $   20,568         N/A
Intermediate Bond Fund             $2,650,418     $2,718,286      $2,127,982
Bond Fund                          $3,121,267     $3,200,907      $2,588,697
Short Bond Fund                    $  650,298     $  112,091         N/A
Michigan Municipal Bond Fund       $  327,020     $  286,599      $   0
Money Market Fund                  $7,225,557     $5,926,507      $6,731,880


             For the fiscal years ended December 31, 1995, 1994 and 1993, NBD reimbursed the Trust for certain expenses on behalf of the Michigan Municipal Bond Fund as follows:

                               December 31,    December 31,     December 31,
                                   1995            1994             1993
                                ------------    ------------    ------------
Michigan Municipal Bond Fund     $119,481        $120,000          $83,732


             For the fiscal years ended December 31, 1995, 1994 and 1993, NBD voluntarily waived advisory fees on behalf of the Michigan Municipal Bond Fund as follows:

                               December 31,    December 31,     December 31,
                                   1995            1994             1993
                               ------------    ------------    ------------
Michigan Municipal Bond Fund       N/A           $108,612         $146,227

             Prior to the Managed Assets Conservative, Equity Income, Growth, Small-Cap Opportunity, Income, International Bond, Municipal Bond and Intermediate Municipal Bond Funds' current advisory agreement, FCNIMCO provided advisory services to such Funds.

             For the fiscal period from January 17, 1995 (effective date of the following Funds' investment advisory agreement with FCNIMCO) through December 31, 1995, the Funds paid FCNIMCO fees for advisory services and FCNIMCO voluntarily waived advisory fees as follows:


                                      Annual Fee
                                    Payable As a %     Advisory     Advisory
                                      of Average          Fees        Fees
                                    Daily Net Assets     Paid        Waived
                                    ----------------   --------     --------
Managed Assets Conservative Fund         .65%         $  142,517    $178,658
Equity Income Fund                       .50%         $  829,039    $277,716
Growth Fund                              .65%         $1,399,749    $314,740
Small-Cap Opportunity Fund               .70%         $  318,920    $168,733
 Income Fund                             .40%         $  426,638    $185,678
International Bond Fund                  .70%         $   10,617    $ 68,517
Municipal Bond Fund                      .40%         $  565,821    $304,953
 Intermediate Municipal Bond Fund        .40%         $  938,654    $429,888


             Prior to January 17, 1995, FNBC provided management services to the Managed Assets Conservative, Income, Municipal Bond and Intermediate Municipal Bond Funds pursuant to a management agreement (the "Prior Management Agreement"). Under the terms of the Prior Management Agreement, the Funds agreed to pay FNBC a monthly fee at the annual rate of .65%, .60%, .40% and
 .40% of the value of each respective Fund's average daily net assets. For the fiscal years ended January 31, 1993 and 1994 and the period from February 1, 1994 through January 17, 1995, no fees were paid by the Funds to FNBC pursuant to various undertakings by FNBC.

             Investment decisions for the Trust and other fiduciary accounts are made by FCNIMCO solely from the standpoint of the independent interest of the Trust and such other fiduciary accounts. FCNIMCO performs independent analyses of publicly available information, the results of which are not made publicly available. In making investment decisions for the Trust, FCNIMCO does not obtain information from any other division or department of the Investment Adviser or otherwise, which is not publicly available. FCNIMCO executes transactions for the Trust only with unaffiliated dealers but such dealers may be customers of the Investment Adviser's affiliates. The Investment Adviser may make bulk purchases of securities for the Trust and for other customer accounts (but not for its own investment portfolio), in which case the Trust will be charged a pro rata share of the transaction costs incurred in making the bulk purchase. See "Investment Objectives, Policies and Risk Factors - Portfolio Transactions" above.

             FCNIMCO has agreed as Investment Adviser that it will reimburse the Trust such portions of its fees as may be required to satisfy any expense limitations imposed by state securities laws or other applicable laws. Restrictive limitations may be imposed on the Trust as a result of changes in current state laws and regulations in those states where the Trust has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. To the Trust's knowledge, of the expense limitations in effect on the date of this Additional Statement none is more restrictive than two and one-half percent (2-1/2%) of the first $30 million of a Fund's and the Money Market Fund's average annual net assets, two percent (2%) of the next $70 million of the average annual net assets and one and one-half percent (1-1/2%) of the remaining average annual net assets.

             Under the terms of the Advisory Agreement, the Investment Adviser is obligated to manage the investment of each Fund's and the Money Market Fund's assets in accordance with applicable laws and regulations, including, to the extent applicable, the regulations and rulings of the various regulatory governmental bank agencies.

             The Investment Adviser will not accept Trust shares as collateral for a loan which is for the purpose of purchasing Trust shares, and will not make loans to the Trust. Inadvertent overdrafts of the Trust's account with the Custodian occasioned by clerical error or by failure of a shareholder to provide available funds in connection with the purchase of shares will not be deemed to be the making of a loan to the Trust by the Investment Adviser.

             Under the Advisory Agreement, the Investment Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrators

             Pursuant to an Administration Agreement dated as of April 12, 1996 with the Trust, FCNIMCO and BISYS assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board in accordance with Massachusetts law. Under the terms of the Administration Agreement, FCNIMCO and BISYS are entitled jointly to a monthly administration fee at the annual rate of .15% of each Fund's and the Money Market Funds average daily net assets.

             For the fiscal period ended December 31, 1995, except as otherwise noted, each of the Managed Assets Conservative, Equity Income, Growth, Small-Cap Opportunity, Income, International Bond, Municipal Bond and Intermediate Municipal Bond Funds paid

FCNIMCO fees for administrative services, under the Funds' prior administration agreement, as follows:

                                          Administration     Administration
                                             Fees Paid         Fees Waived
                                          --------------     --------------
Managed Assets Conservative Fund             $ 70,857              $0
Equity Income Fund                           $332,027              $0
Growth Fund                                  $395,652              $0
Small-Cap Opportunity Fund                   $104,497              $0
Income Fund                                  $229,619              $0
International Bond Fund                      $ 12,551            $4,407
Municipal Bond Fund                          $310,972              $0
Intermediate Municipal Bond Fund             $475,635              $0


             The Trust has agreed that neither FCNIMCO nor BISYS will be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the agreement with FCNIMCO or BISYS relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of FCNIMCO, or BISYS in the performance of their obligations or from reckless disregard by any of them of their obligations and duties under the Administration Agreement.

             In addition, the Administration Agreement provides that if, in any fiscal year, the aggregate expenses of a Fund exceed the expense limitation of any state having jurisdiction over the Fund, FCNIMCO and BISYS will bear such excess expense to the extent required by state law.

             The aggregate of the fees payable to FCNIMCO and BISYS is not subject to reduction as the value of the Fund's net assets increases.

Distribution and Shareholder Servicing Plans

             As stated in the Prospectus, the Trust may enter into Servicing Agreements with Service Agents which may include the Investment Adviser and its affiliates. The Servicing Agreements provide that the Service Agents will render shareholder administrative support services to their customers who are the beneficial owners of Fund shares in consideration for the Funds' payment of up to .25% (on an annualized basis) of the average daily net asset value of the shares beneficially owned by such customers and held by the Service Agents and, at the Trust's option, it may reimburse the Service Agents' out-of-pocket expenses. Such services may include: (i) processing dividend and distribution payments from a Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for such subaccounting; (vi) forwarding shareholder communications; (vii) processing share exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Trust. Banks acting as Service Agents are prohibited from engaging in any activity primarily intended to result in the sale of Fund shares. However, Service Agents other than banks may be requested to provide marketing assistance (e.g., forwarding sales literature and advertising to their customers) in connection with the distribution of Fund shares.

             Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trust's Board of Trustees has adopted such a plan (the "Plan") with respect to each Fund's Class B Shares, pursuant to which each Fund pays the Distributor a fee of up to 0.75% of the average daily net asset value attributable to such Shares for advertising, marketing and distributing such Shares and for the provision of certain services to the holders of such Shares. Under the Plan, the Distributor may make payments to certain financial institutions, securities dealers and other financial industry professionals (collectively, "Service Agents") in respect of these services. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit each Fund and the holders of such Shares.

             The Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Plan and in connection with the Trust's arrangements with Service Agents and the purposes for which the expenditures were made. In addition, such arrangements are approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

             Any material amendment to the Plan and the Trust's arrangements with Service Agents under the Shareholder Servicing Agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees).

             As stated in the Prospectus for the Funds, the Trust has implemented the Servicing Plan described above with respect to Class A and Class B shares of the Funds only and the Plan with respect to Class B shares of the Funds only. The Trust will enter into shareholder servicing agreements with Service Agents pursuant to which services to their customers who beneficially own Class A and Class B shares of the Funds in consideration for the payment of up to .25% (on an annualized basis) of the average daily net asset value of such shares. The Trust has allocated the Servicing Fees which are attributable to the Class A and Class B shares exclusively to such shares and the Distribution Fees which are attributable to the Class B shares exclusively to such shares.

Custodian

             As Custodian for the Trust, NBD (i) maintains a separate account or accounts in the name of each Fund, (ii) collects and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of the portfolio securities of each Fund, and (iv) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

             For its services as Custodian, NBD is entitled to receive from the Funds at the following annual rates based on the aggregate market value of such Funds' portfolio securities, held as Custodian: .03% of the first $20 million; .025% of the next $20 million; .02% of the next $20 million; .015% of the next $40 million; .0125% of the next $200 million; and .01% of the balance over $300,000,000. NBD will receive an annual account fee of $1,000 and $1.54 per month per asset held in each of these Funds. In addition, NBD, as Custodian, is entitled to receive $50 for each cash statement and inventory statement and $13 for each pass-through certificate payment, $35 for each option transaction requiring escrow receipts and $20 for all other security transactions.

Distributor

             The shares of the Funds are offered on a continuous basis through BISYS, which acts under the Distribution Agreement as Distributor for the Trust. As stated in the Prospectus, the Trust will allocate distribution fees which are attributable to the Class B shares in a Fund exclusively to such shares.

             Prior to August 26, 1996 (September 16, 1996 for the Money Market
Fund), the Funds' shares were offered on a continuous basis through First of Michigan Corporation ("FoM") and Essex National Securities, Inc. ("Essex") as co-distributors of the Trust. For the fiscal years ended December 31, 1995, 1994 and 1993, the Managed Assets Balanced, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, Michigan Municipal Bond and Money Market Funds paid FoM and Essex for their services the following fees:

                                    December 31, 1995              December 31, 1994            December 31, 1993
                                ---------------------------   ---------------------------   ---------------------------
                                Fees to FoM   Fees to Essex   Fees to FoM  Fees to Essex*   Fees to FoM   Fees to Essex
                                -----------   -------------   -----------  --------------   -----------   -------------
Managed Assets Balanced Fund     $  3,804        $ 7,344        $ 1,284       $ 5,646             N/A         N/A
Mid-Cap Opportunity Fund         $ 29,940        $50,523        $19,861       $40,223         $25,518         N/A
Intrinsic Value Fund             $ 12,119        $12,521        $ 8,798       $10,418         $14,822         N/A
Growth and Value Fund            $ 33,011        $34,229        $21,826       $27,976         $34,731         N/A
Equity Index Fund                $ 20,590        $   664        $13,455       $ 2,876         $30,631         N/A
International Equity Fund        $  3,676        $   387            N/A           N/A             N/A         N/A
Intermediate Bond Fund           $ 20,388        $ 8,391        $17,302       $10,763         $32,525         N/A
Bond Fund                        $ 26,762        $24,725        $20,668       $27,439         $39,354         N/A
Short Bond Fund                  $  5,002        $   163        $   377       $   537             N/A         N/A
Michigan Municipal Bond Fund     $  2,516        $16,695        $ 1,814       $16,068         $ 2,250         N/A
Money Market Fund                $119,933        $32,940        $90,197       $25,515         $230,601        N/A

---------
* Distribution Agreement with Essex commenced on April 20, 1994.

               For the fiscal years ended December 31, 1995, 1994 and 1993, neither FoM nor Essex incurred any expenses with respect to each of the Funds for the printing and mailing of prospectuses to other than current shareholders.

               Prior to September 21, 1996, the Managed Assets Conservative, Equity Income, Small-Cap Opportunity, Income, International Bond, and Intermediate Municipal Bond Funds, and prior to August 26, 1996, the Growth and Municipal Bond Funds, were distributed by Concord Financial Group, Inc. Except as otherwise noted, for the period January 17, 1995 (commencement of operations) through December 31, 1995, the fees paid pursuant to such Funds' distribution plan with respect to Class B shares of the indicated Fund were as follows:

                                                    Amount of
                                                     Fee Paid
                                                    ---------
Managed Assets Conservative Fund                      $5,831
Equity Income Fund                                    $1,283
Growth Fund                                           $  670
Small-Cap Opportunity Fund                            $   56
Income Fund                                           $  563
International Bond Fund                               $   30
Municipal Bond Fund                                   $  600
Intermediate Municipal Bond Fund                      $  824


               Except as otherwise noted, for the period January 17, 1995 (commencement of operations) through December 31, 1995, the fee paid under the Shareholder Services Plan with respect to Class A and Class B of the indicated Fund was as follows:

                                         Amount of Fee Paid
                                      ------------------------
                                      Class A          Class B
                                      -------          -------
Managed Conservative Fund             $112,993         $1,837
Equity Income                         $  2,475         $  407
Growth                                $  4,568         $  219
Small-Cap Opportunity Fund            $    741         $   18
Income Fund                           $  5,960         $  198
International Bond Fund               $    632         $   39
Municipal Bond                        $ 16,461         $2,240
Intermediate Municipal Bond           $ 38,833         $3,950



                        INDEPENDENT PUBLIC ACCOUNTANTS


               Arthur Andersen LLP, independent public accountants, 500 Woodward Avenue, Detroit, Michigan 48226-3424, serves as auditors for the Trust. The financial statements included in this Statement of Additional Information and the financial highlights included in the Prospectus, with respect to the Managed Assets Conservative, Equity Income, Growth, Small-Cap Opportunity, Income, International Bond, Municipal Bond and Intermediate Municipal Bond Funds, have been derived from the audited financial statements of December 31, 1996 which have been audited by Ernst & Young LLP, and, with respect to the Managed Assets Balanced, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond and Michigan Municipal Bond Funds, have been derived from such Funds' financial statements which have been audited by Arthur Andersen LLP, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firms as experts in giving said reports. For the period ended June 30, 1996, the financial statements are unaudited.


                                    COUNSEL

               Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Trust, is a partner), 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Trust.

                     ADDITIONAL INFORMATION ON PERFORMANCE

               From time to time, the total return of each class of shares of each Fund and the yield of each class of shares of the Asset Allocation, Bond and Municipal Bond Funds for various periods may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling (800) 688-3350.

               Yield Calculations. A Fund's yield is calculated by dividing the Fund's net investment income per share (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.
This calculation can be expressed as follows:

                                         a-b
                     Yield = 2 [(----- + 1)6 - 1]
                                          cd

          Where:   a =  dividends and interest earned during the period.

                   b =  expenses accrued for the period (net of
                        reimbursements).

                   c =  the average daily number of shares
                        outstanding during the period that were
                        entitled to receive dividends.

                   d =  maximum offering price per share on the
                        last day of the period.

               For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

               Undeclared earned income may be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

               For the 30-day period ended June 30, 1996, the yields, calculated as set forth above, for the Managed Assets Conservative, Managed Assets Balanced, Equity Income, Intermediate Bond, Bond, Short Bond, Income, International Bond, Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds were as follows:


                                             Class A                Class B     Class I
                                     ------------------------       -------     -------
                                         With        Without
                                     Sales Load    Sales Load
                                     ----------    ----------
Managed Assets Conservative Fund*      3.01%           3.15%         2.45%       3.59%
Managed Assets Balanced Fund*          N/A              N/A           N/A        N/A
Equity Income Fund                     3.11%           3.26%         2.45%       3.74%
Intermediate Bond Fund                 6.03%           6.50%          N/A        6.50%
Bond Fund                              6.55%           7.02%          N/A        7.02%
Short Bond Fund                        5.08%           5.55%          N/A        5.55%
Income Fund                            5.06%           5.21%         4.43%       5.55%
International Bond Fund                3.60%           3.77%         2.98%       4.33%
Municipal Bond Fund                    4.67%           5.14%          N/A        5.14%
Intermediate Municipal Bond Fund       3.65%           3.76%         2.83%       4.12%
Michigan Municipal Bond Fund           4.64%           5.11%          N/A        5.11%

---------
* During the periods noted, these Asset Allocation Funds invested substantially all of their assets directly in portfolio securities rather than mutual fund shares. Investing in the Underlying Funds through the Asset Allocation Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Had these additional expenses and tax results been reflected, performance would be reduced.

               In addition, the Municipal Bond Funds may advertise their standardized "tax-equivalent yield," which is computed by: (a) dividing the portion of the yield (as calculated above) that is exempt from income tax by one minus a stated income tax rate; and (b) adding the figure resulting from
(a) above to that portion, if any, of the yield that is not tax-exempt.

               The tax-equivalent yields for the Municipal Bond Funds for the 30-day period ended June 30, 1996 (assuming a 39.6% federal tax rate for each Fund and a 4.4% Michigan income tax rate for the Michigan Municipal Bond Fund) were as follows:


                                               Class A                     Class B      Class I
                                  ------------------------------------     -------      -------
                                  With Sales Load   Without Sales Load
                                  ---------------   ------------------
Municipal Bond Fund                    7.73%              8.20%             5.51%        8.20%
Intermediate Municipal Bond Fund       6.04%              6.22%             4.69%        6.82%
Michigan Municipal Bond Fund           8.34%              8.81%              N/A         8.81%


               Total Return Calculations. Each Fund computes its "average annual total return" for a class by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                            ERV   1/n
                     T =  [(-----) - 1]
                             P

         Where:   T =      average annual total return.

                  ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =    hypothetical initial payment of $1,000.

                    n =    period covered by the computation,
                           expressed in terms of years.

               The Funds compute their aggregate total returns for each class by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                        ERV
                             T =   (------) - 1
                                         P
               The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period, and include all recurring fees charged to all shareholder accounts, assuming an account size equal to a Fund's mean (or median) account size for any fees that vary with the size of the account. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computation. Each Fund's average annual total return may reflect the deduction of the maximum sales load imposed on purchases.

               The aggregate total returns for the Funds or predecessor funds, as the case may be, for the period since commencement of operations through the period ended June 30, 1996, if applicable (unaudited), are shown below:


                                    Aggregate Total      Aggregate Total
                                    Return From          Return From
                                    Inception            Inception
                                    Through              Through
                                    6/30/96 (with        6/30/96 (with-
                                    Deduction of         out Deduction
                                    Maximum Sales        for Any Sales
                                    Charge)              Charge)              Inception Date
                                    ---------------      ---------------      --------------
Managed Assets Conservative Fund*(1)
     Class A                            193.84%             209.42%               1/23/86
     Class B                             21.78%              25.78%               3/03/95
     Class I                              N/A                27.56%               3/03/95

Managed Assets Balanced Fund*(2)
     Class A                             19.58%              25.87%              12/31/93
     Class B                             22.87%              25.87%              12/31/93
     Class I                             25.87%              28.51%              12/31/93

Equity Income Fund(1)(3)
     Class A                           1318.98%            1395.68%               3/31/67
     Class B                           1103.70%            1103.70%               3/31/67
     Class I                              N/A              1641.19%               3/31/67

Growth Fund(3)(4)
     Class A                            651.58%             690.97%               5/31/68
     Class B                            541.32%             541.32%               5/31/68
     Class I                             N/A                814.51%               5/31/68


                                -51-



                                    Aggregate Total      Aggregate Total
                                    Return From          Return From
                                    Inception            Inception
                                    Through              Through
                                    6/30/96 (with        6/30/96 (with-
                                    Deduction of         out Deduction
                                    Maximum Sales        for Any Sales
                                    Charge)              Charge)              Inception Date
                                    ---------------      ---------------      --------------
Mid-Cap Opportunity Fund(2)(3)
     Class A                            385.12%             410.64%              12/31/83
     Class B                            410.64%             410.64%              12/31/83
     Class I                            410.64%             461.59%              12/31/83

Small-Cap Opportunity Fund(1)(3)
     Class A                            641.50%             680.51%               6/30/72
     Class B                            552.66%             552.66%               6/30/72
     Class I                             N/A                783.00%               6/30/72

Intrinsic Value Fund(2)(3)
     Class A                            284.55%             304.78%              12/31/85
     Class B                            304.78%             304.78%              12/31/85
     Class I                            304.78%             340.55%              12/31/85

Growth and Value Fund(2)(3)
     Class A                            347.99%             371.56%              12/31/83
     Class B                            371.56%             371.56%              12/31/83
     Class I                            371.56%             420.90%              12/31/83

Equity Index Fund(2)(3)
     Class A                            378.55%             378.55%               6/30/85
     Class B                            378.55%             378.55%               6/30/85
     Class I                            378.47%             388.44%               6/30/85

International Equity Fund(2)(3)
     Class A                            137.15%             149.63%               4/30/86
     Class B                            149.63%             149.63%               4/30/86
     Class I                            149.63%             179.81%               4/30/86

Intermediate Bond Fund(2)(3)
     Class A                            173.95%             187.62%              12/31/83
     Class B                            187.62%             187.62%              12/31/83
     Class I                            187.62%             214.92%              12/31/83

Bond Fund(2)(3)
     Class A                            214.90%             230.61%              12/31/83
     Class B                            230.61%             230.61%              12/31/83
     Class I                            230.61%             262.02%              12/31/83

Short Bond Fund(2)(3)
     Class A                            149.60%             162.06%              12/31/83
     Class B                            162.06%             162.06%              12/31/83
     Class I                            162.06%             187.59%              12/31/83

Income Fund(1)
     Class A                             14.73%              18.30%               3/05/93
     Class B                              1.30%               4.18%               5/31/95
     Class I                             N/A                 18.94%               3/05/93

International Bond Fund(1)(3)
     Class A                             90.71%              99.96%               9/30/89
     Class B                             91.30%              91.30%               9/30/89
     Class I                             N/A                107.88%               9/30/89

Municipal Bond Fund(5)
     Class A                             84.72%              93.38%               3/01/88
     Class B                              2.94%               6.94%               4/04/95
     Class I                             N/A                 13.14%               2/01/95


                                -52-


                                    Aggregate Total      Aggregate Total
                                    Return From          Return From
                                    Inception            Inception
                                    Through              Through
                                    6/30/96 (with        6/30/96 (with-
                                    Deduction of         out Deduction
                                    Maximum Sales        for Any Sales
                                    Charge)              Charge)              Inception Date
                                    ---------------      ---------------      --------------
Intermediate Municipal Bond Fund(1)
     Class A                            75.53%              80.89%                3/01/88
     Class B                             6.55%               9.55%                1/30/95
     Class I                            N/A                 11.29%                1/30/95

Michigan Municipal Bond Fund(2)
     Class A                            15.06%              20.47%                1/31/93
     Class B                            17.47%              20.47%                1/31/93
     Class I                            20.47%              22.59%                1/31/93

--------
* During the periods noted, these Asset Allocation Funds invested substantially all of their assets directly in portfolio securities rather than mutual fund shares. Investing in the Underlying Funds through the Asset Allocation Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Had these additional expenses and tax results been reflected, performance would be reduced.

(1) Prior to September 21, 1996, the Managed Assets Conservative, Equity Income, Small-Cap Opportunity, Income, International Bond and Intermediate Municipal Bond Funds had no prior operating history. Except as noted below, performance for periods prior to such date is represented by the performance of the Prairie Managed Assets Income, Prairie Equity Income, Prairie Special Opportunity, Prairie Intermediate Bond, Prairie International Bond and Prairie Intermediate Municipal Bond Funds, respectively. On September 21, 1996, the assets and liabilities of these Prairie Funds were transferred to the above stated respective Funds of the Trust. Performance of the Managed Assets Conservative Fund and Intermediate Municipal Bond Fund for periods prior to March 3, 1995 and March 1, 1988, respectively, is represented by the performance of the First Prairie Diversified Assets Fund and the Intermediate Series of the First Prairie Municipal Bond Fund, respectively. The Prairie Managed Assets Income Fund and Prairie Intermediate Municipal Bond Fund commenced operations through a transfer of assets from the First Prairie Diversified Assets Fund and the Intermediate Series of the First Prairie Municipal Bond Fund, respectively.

(2) With respect to each of the Managed Assets Balanced, Mid-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, International Equity Fund, Intermediate Bond, Bond, Short Bond and Michigan Municipal Bond Funds, performance of Class A and Class I shares prior to July 22, 1996 is identical because they had the same expense ratios. Class B share performance of these Funds is represented by the performance of the Class I shares of these Funds, as adjusted by the maximum applicable contingent deferred sales load. Class I shares have no shareholder servicing or 12b-1 fees unlike Class A shares which effective July 22,1996 have a .25% shareholder servicing fee and Class B shares which have a .25% shareholder servicing fee and a .75% 12b-1 fee. Class B share performance for periods prior to July 22, 1996 has not been adjusted to reflect the differences in expenses. For Class B shares, had the shareholder servicing and 12b-1 fees been reflected in performance for such periods, performance would be reduced.

(3) Performance of the Equity Income, Growth, Small-Cap Opportunity and International Bond Funds for periods prior to January 27, 1995 is represented by performance of certain common trust funds managed by FNBC before the effective date of the registration statement of these Funds. Performance of the Mid-Cap Opportunity (6/1/91), Intrinsic Value (6/1/91), Growth and Value (6/1/91), Equity Index (7/10/92), International Equity (12/3/94), Intermediate Bond (6/1/91), Bond (6/1/91) and Short Bond (9/17/94) Funds for periods prior to the inception dates shown is represented by performance of certain common trust funds managed by NBD before the effective date of the registration statement of these Funds. The common trust funds were not registered under the 1940 Act and were not subject to certain restrictions that are imposed by the 1940 Act. If the common trust funds had been registered under the 1940 Act, performance may have been adversely affected. The common trust funds did not charge any expenses. Performance of the common trust funds has been restated to reflect the maximum operating expenses charged by the predecessor Prairie Funds upon their inception on January 27, 1995 in the case of the Equity Income, Growth, Small-Cap Opportunity and International Bond Funds or by the other Funds upon their inception, as the case may be.

(4) Performance for periods from January 27, 1995 to August 24, 1996 is represented by the performance of the Prairie Growth Fund. On such date, the assets and liabilities of the Prairie Growth Fund were transferred to the Growth Fund.

(5) Performance for periods prior to September 14, 1996 is represented by the performance of the Prairie Municipal Bond Fund. On such date, the assets and liabilities of the Prairie Municipal Bond Fund were transferred to the Municipal Bond Fund.

           The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials ("Literature") total return figures that are not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing the Funds' total returns with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Funds may calculate their returns for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Funds do not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Funds will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

           From time to time, references to the Funds may appear in advertisements and sales literature for certain products or services, offered by the Investment Adviser, its affiliates or others, through which it is possible to invest in one or more of the Funds, such as the Investment Architect wrap account, the Pathmaker variable annuity, and First Choice and First Choice Select 401(k) products.

           The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.


           The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable instruments), economic conditions, risk and volatility assessments, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements for each Asset Allocation Fund may include a discussion of the target asset allocation ranges and of the Underlying Funds and the expected ranges of investment in each of the Underlying Funds and may include a discussion of the current and forseeable investment ranges of the target asset allocation and the Underlying Funds. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the view of the Trust as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                             APPENDIX A

Commercial Paper Ratings

           A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

           "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

           "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
           "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

           "B" - Issue has only a speculative capacity for timely payment.

           "C" - Issue has a doubtful capacity for payment.

           "D" - Issue is in payment default.

           Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

           "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

           "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

           "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

           "Not Prime" - Issuer does not fall within any of the Prime rating categories.


           The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

           "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

           "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

           "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

           "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

           "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

           "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

           "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

           Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

           "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

           "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

           "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

           "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           "D" - Securities are in actual or imminent payment default.

           Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


           Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

           "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

           "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


           IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

           "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

           "A1" - Obligations are supported by the highest capacity for timely repayment.

           "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

           "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

           "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

           "C" - Obligations for which there is a high risk of default or which are currently in default.


Corporate and Municipal Long-Term Debt Ratings

           The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

           "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

           "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

           "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

           "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

           "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

           "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

           "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

           "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

           "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

           "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

           "CI" - This rating is reserved for income bonds on which no interest is being paid.

           "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

           PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

    The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

           "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

           "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

           "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

           Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

           (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


           Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

           The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

           "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

           "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

           "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

           "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

           "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

           To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


           The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

           "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

           "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

           "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

           "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

           To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


           IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

           "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

           "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

           "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

           "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

           "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

           IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


           Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

           "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

           "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

           "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

           "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

           "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

           "D" - This designation indicates that the long-term debt is in default.

           PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings

           A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

           "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

           "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

           "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


           Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

           "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

           "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

           "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

           "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

           "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


           Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  APPENDIX B

           As stated in their Prospectus, each of the Funds may enter into futures contracts and related options for hedging purposes.

I.  Interest Rate Futures Contracts

           Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to hedge against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

           Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

           Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

           Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

           A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; three-month United States Treasury Bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

           Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Investment Adviser wishes to hedge the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Investment Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of
98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

           In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

           The Investment Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being hedged, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

           If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

           Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to hedge the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

           For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Investment Adviser wishes to hedge the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Investment Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. A Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund could, for example, assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

           The Investment Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that a Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

           If, however, short-term rates remained above available long-term rates, it is possible that a Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

           In each transaction, expenses would also be incurred.

II.  Index Futures Contracts

           A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

           The Equity Funds may sell index futures contracts in order to hedge against a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to hedge against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Funds may purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

           In addition, the Funds may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to hedge against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

           The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE: Buy the Future
               Hedge Objective: Protect Against Increasing Price

             Portfolio                          Futures
             ---------                          -------

                                           -Day Hedge is Placed-

Anticipate Buying $62,500           Buying 1 Index Futures
         Equity Fund                at 125
                                           Value of Futures =
                                                         $62,500/Contract

                                           -Day Hedge is Lifted-

Buy Equity Fund with                Sell 1 Index Futures at 130
        Actual Cost = $65,000              Value of Futures = $65,000/
Increase in Purchase Price =                      Contract
        $2,500                      Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO: Sell the Future
                  Hedge Objective: Protect Against Declining
                            Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

             Portfolio                          Futures
             ---------                          -------

                                          -Day Hedge is Placed-

Anticipate Selling $1,000,000                   Sell 16 Index Futures at 125
     Equity Portfolio                           Value of Futures = $1,000,000

                                          -Day Hedge is Lifted-

Equity  Portfolio-Own                          Buy 16 Index Futures at 120
     Stock with Value = $960,000               Value of Futures = $960,000
     Loss in Portfolio Value = $40,000    Gain on Futures = $40,000


               If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                  ANTICIPATORY PURCHASE HEDGE: Buy the Future
               Hedge Objective: Protect Against Increasing Price

             Portfolio                          Futures
             ---------                          -------

                                           -Day Hedge is Placed-

Anticipate Buying $62,500                  Buying 1 Index Futures at 125
        Equity Portfolio                          Value of Futures = $62,500/
                                                         Contract

                                           -Day Hedge is Lifted-

Buy Equity Portfolio with                  Sell 1 Index Futures at 120
        Actual Cost = $60,000                     Value of Futures = $60,000/
Decrease in Purchase Price = $2,500                      Contract
                                                  Loss on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO: Sell the Future
                  Hedge Objective: Protect Against Declining
                            Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000 Value of Futures Contract = 125 x $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

             Portfolio                          Futures
             ---------                          -------

                                          -Day Hedge is Placed-

Anticipate Selling $1,000,000             Sell 16 Index Futures at 125
      Equity Portfolio                           Value of Futures = $1,000,000

                                          -Day Hedge is Lifted-

Equity Portfolio-Own                           Buy 16 Index Futures at 130

      Stock with Value = $1,040,000            Value of Futures = $1,040,000
      Gain in Portfolio = $40,000              Loss of Futures = $40,000

III.  Margin Payments

               Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Investment Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts

               There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

               Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

               In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts (or options), will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

               In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. With respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. From the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.

               Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although a Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

               Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

               Successful use of futures by a Fund is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.  Options on Futures Contracts

               Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

               Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

VI.  Accounting and Tax Treatment

               Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

               Generally, futures contracts held by a Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain, if any, with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

               Certain foreign currency contracts entered into by a Fund may be subject to the "mark-to-market" process and the 40-60 rule in a manner similar to that described in the preceding paragraph for futures contracts. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

               Some of the Funds' investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following:
(1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not a part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

               As described more fully in "Additional Information Concerning Taxes," a regulated investment company must derive less than 30% of its gross income from gains realized on the sale or other disposition of securities and certain other investments held for less than three months. With respect to futures contracts and other financial instruments subject to the mark-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal   Market
                                                 Maturity  Amount      Value
   Description                             Rate    Date     (000)   (Note 2(a))
   -----------                             ----  -------- --------- -----------
CORPORATE OBLIGATIONS--21.4%
AUTOMOBILES--LEASING--0.8%
 Hertz Corp., Junior Subordinate Note....  6.63%  7/15/00   $500    $   496,347
                                                                    -----------
BANKING--2.9%
 Chase Manhattan Corp., Subordinate Note.  7.63%  1/15/03    500        514,106
 Citicorp, Subordinate Capital Note......  9.75%   8/1/99    250        270,722
 Citicorp, Subordinate Debenture.........  8.63%  12/1/02    350        378,000
 NationsBank Corp., Subordinate
   Debenture.............................  8.13%  6/15/02    350        368,312
 Westpac Banking Limited, Subordinate
   Debenture.............................  9.13%  8/15/01    250        272,853
                                                                    -----------
                                                                      1,803,993
                                                                    -----------
BEVERAGES, FOOD & TOBACCO--4.1%
 Grand Metro Investment Corp., Guaranteed
   Debenture, Yankee Bond................  9.00%  8/15/11    250        281,719
 Philip Morris Cos., Inc., Corporate
   Note..................................  8.63%   3/1/99    500        523,326
 Philip Morris Cos., Inc., Corporate
   Note..................................  7.13%  10/1/04    250        246,207
 RJR Nabisco, Inc........................  8.30%  4/15/99    750        780,309
 RJR Nabisco, Inc........................  8.63%  12/1/02    700        711,121
                                                                    -----------
                                                                      2,542,682
                                                                    -----------
CONSUMER GOODS & SERVICES--0.8%
 Time Warner, Inc., Corporate Note.......  7.95%   2/1/00    500        512,357
                                                                    -----------
ENERGY--2.6%
 Burlington Resources, Inc.,
   Corporate Note........................  8.50%  10/1/01    250        266,026
 Coastal Corp., Senior Debenture......... 10.25% 10/15/04    500        583,193
 Occidental Petroleum Corp., Senior Note. 11.13%   8/1/10    400        515,025
 Shell Canada Limited, Corporate Note....  7.38%   6/1/99    250        256,090
                                                                    -----------
                                                                      1,620,334
                                                                    -----------
FINANCIAL SERVICES--6.4%
 Barclay American Corp., Senior
   Debenture.............................  9.13%  12/1/97    750        776,981
 Discover Credit Corp., Medium Term Note.  8.37%  4/28/99    250        260,717

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal   Market
                                                 Maturity  Amount      Value
   Description                             Rate    Date     (000)   (Note 2(a))
   -----------                             ----  -------- --------- -----------
FINANCIAL SERVICES (CONTINUED)
 General Motors Acceptance Corp.,
   Corporate Note......................... 7.75% 4/15/97    $250    $   253,092
 General Motors Acceptance Corp.,
   Corporate Note......................... 7.00%  3/1/00     500        502,302
 International Lease Finance,
   Corporate Note......................... 8.35% 10/1/98     500        518,744
 KFW International Finance, Inc.
   Guaranteed Note........................ 8.85% 6/15/99     250        265,801
 Progressive Corp., Ohio, Corporate Note.. 6.60% 1/15/04     500        480,172
 Salomon Inc., Senior Note................ 7.50%  2/1/03     500        498,559
 Wells Fargo & Co., Subordinate Note...... 8.38% 5/15/02     400        425,753
                                                                    -----------
                                                                      3,982,121
                                                                    -----------
HEATH CARE & HOSPITAL MANAGEMENT--0.5%
 Multicare Cos., Inc., Subordinate
   Debenture, 144A*....................... 7.00% 3/15/03     250        307,500
                                                                    -----------
RETAIL--0.5%
 May Department Stores Co.,
   Medium Term Note....................... 9.45%  2/2/99     250        266,112
                                                                    -----------
STEEL--0.8%
 USX-Marathon Group, Corporate Note....... 6.38% 7/15/98     500        496,475
                                                                    -----------
TECHNOLOGY INDUSTRIES--0.8%
 Digital Equipment Corp., Debentures...... 8.63% 11/1/12     500        500,983
                                                                    -----------
UTILITIES--1.2%
 Commonwealth Edison Co., First Mortgage,
   Series 81, Corporate Note.............. 8.63%  2/1/22     250        252,818
 Pacific Bell, Corporate Note............. 7.00% 7/15/04     500        497,989
                                                                    -----------
                                                                        750,807
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $13,172,293)......................                           13,279,711
                                                                    -----------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal   Market
                                                 Maturity  Amount      Value
               Description                 Rate    Date     (000)   (Note 2(a))
               -----------                 ----  -------- --------- -----------
U.S. GOVERNMENT OBLIGATIONS--19.3%
 U.S. Treasury Notes...................... 8.50%  5/15/97  $   100  $   102,313
 U.S. Treasury Notes...................... 8.13%  2/15/98      500      515,780
 U.S. Treasury Notes...................... 6.00%  5/31/98    5,000    4,990,625
 U.S. Treasury Notes...................... 6.25%  5/31/00    1,050    1,043,437
 U.S. Treasury Notes...................... 6.25%  4/30/01    2,800    2,772,871
 U.S. Treasury Notes...................... 8.00%  5/15/01      500      531,406
 U.S. Treasury Notes...................... 6.63%  6/30/01    2,000    2,013,122
                                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $11,927,331)......................                           11,969,554
                                                                    -----------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS--1.5%
 Federal National Mortgage Association.... 7.60%  1/10/97      400      404,075
 Federal National Mortgage Association.... 8.35% 11/10/99      500      527,511
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $901,091).........................                              931,586
                                                                    -----------
                                                           Shares
                                                           ------
PREFERRED CONVERTIBLE STOCKS--2.7%
AUTOMOBILES--1.5%
 Ford Motor Co., Series A, $4.20..........                   9,000      954,000
                                                                    -----------
BANKING & FINANCE--1.2%
 First USA, Inc., 6.25%...................                  15,000      716,250
                                                                    -----------
TOTAL PREFERRED CONVERTIBLE STOCKS
  (COST $1,111,113).......................                            1,670,250
                                                                    -----------
COMMON STOCKS--43.8%
AUTOMOBILES--1.5%
 Ford Motor Co. ..........................                   4,000      129,500
 General Motors Corp. ....................                  14,886      779,654
                                                                    -----------
                                                                        909,154
                                                                    -----------
BANKING & FINANCE--8.2%
 Bank of Boston Corp. ....................                  21,000    1,039,500
 Citicorp.................................                  20,718    1,711,825
 First Union Corp. .......................                  11,000      669,625

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                   Description                                Shares (Note 2(a))
                   -----------                                ------ -----------
BANKING & FINANCE (CONTINUED)
 National City Corp. .............................            14,302 $   502,358
 NationsBank Corp. ...............................            13,912   1,149,479
                                                                     -----------
                                                                       5,072,787
                                                                     -----------
BEVERAGE, FOOD & TOBACCO--3.3%
 Philip Morris Cos., Inc. ........................            20,000   2,080,000
                                                                     -----------
COMMUNICATIONS & PUBLISHING--0.2%
 360 Communications Co. ..........................             6,666     159,984
                                                                     -----------
CONGLOMERATES--0.9%
 Unilever NV, ADR.................................             4,000     580,500
                                                                     -----------
ELECTRICAL & ELECTRONIC EQUIPMENT--6.8%
 Electronic Data Systems..........................            16,893     907,999
 Hitachi Limited, ADR.............................             9,000     843,750
 Hubbell, Inc., Class B...........................             5,000     331,250
 Matsushita Electric Industrial Co., Ltd, ADR.....             5,000     930,000
 Philips Electronics, ADR.........................            14,000     456,750
 Sony Corp., ADR..................................            11,000     727,375
                                                                     -----------
                                                                       4,197,124
                                                                     -----------
INSURANCE--2.9%
 AON Corp. .......................................            28,500   1,446,375
 Exel, Ltd. ......................................             5,200     366,600
                                                                     -----------
                                                                       1,812,975
                                                                     -----------
OIL & GAS--3.7%
 Atlantic Richfield Co. ..........................             5,000     592,500
 British Petroleum Ltd., PLC, ADR.................             9,000     961,875
 Texaco, Inc. ....................................             9,000     754,875
                                                                     -----------
                                                                       2,309,250
                                                                     -----------
PHARMACEUTICALS--5.8%
 Bristol Myers Squibb Co. ........................             8,000     720,000
 Johnson & Johnson Co. ...........................            16,000     792,000
 Pfizer, Inc. ....................................            20,000   1,427,500
 Warner Lambert Co. ..............................            12,000     660,000
                                                                     -----------
                                                                       3,599,500
                                                                     -----------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
              Description                                  Shares   (Note 2(a))
              -----------                                  ------   -----------
TELECOMMUNICATIONS--5.3%
 British Telecommunications PLC, ADR....                    10,000  $   537,500
 GTE Corp. .............................                    26,000    1,163,500
 Sprint Corp. ..........................                    20,000      840,000
 US West, Inc. .........................                    15,000      478,125
 US West Media Group....................                    15,000      273,750
                                                                    -----------
                                                                      3,292,875
                                                                    -----------
UTILITIES--5.2%
 Detroit Edison Co. ....................                    20,000      617,500
 Entergy Corp. .........................                    20,000      567,500
 Peco Energy Co. .......................                    25,000      650,000
 Texas Utilities Co. ...................                    20,000      855,000
 United Illuminating Co. ...............                    14,000      523,250
                                                                    -----------
                                                                      3,213,250
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $19,312,379)....................                             27,227,399
                                                                    -----------
                                                          Principal
                                                 Maturity  Amount
                                         Rate      Date     (000)
                                         ----    -------- ---------
SHORT-TERM INVESTMENT--10.4%
U.S. TREASURY BILLS--10.4%
 U.S. Treasury Bills (cost $6,457,539).. 5.09%**  3/6/97   $ 6,700    6,457,673
                                                                    -----------
TOTAL INVESTMENTS--99.1%
  (COST $52,881,746)(A).................                             61,536,173
Other assets in excess of liabilities--
  0.9%..................................                                537,253
                                                                    -----------
NET ASSETS--100.0%......................                            $62,073,426
                                                                    ===========

-----------
Percentages indicated are based on net assets of $62,073,426.
 * Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
**  Yield at purchase.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $9,312,584
    Unrealized depreciation.........................................   (658,157)
                                                                     ----------
    Net unrealized appreciation..................................... $8,654,427
                                                                     ==========

ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------
COMMON STOCKS--66.0%
ALUMINUM--1.1%
 Aluminum Co. of America......................               1,900  $  109,013
                                                                    ----------
AUTOMOBILES--1.0%
 Ford Motor Co. ..............................               3,000      97,125
                                                                    ----------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
 Echlin, Inc. ................................               2,400      90,900
                                                                    ----------
BANKING--4.2%
 BankAmerica Corp. ...........................               1,900     143,925
 NationsBank Corp. ...........................               1,700     140,463
 State Street Bank............................               2,600     132,600
                                                                    ----------
                                                                       416,988
                                                                    ----------
BEVERAGE, FOOD & TOBACCO--5.3%
 Anheuser-Busch Cos., Inc. ...................               1,200      90,000
 Coca-Cola Co. ...............................               3,200     156,400
 PepsiCo, Inc. ...............................               4,000     141,500
 Philip Morris Cos., Inc. ....................               1,300     135,200
                                                                    ----------
                                                                       523,100
                                                                    ----------
BROKERAGE SERVICES--0.8%
 Dean Witter, Discover & Co. .................               1,400      80,150
                                                                    ----------
BUSINESS & DATA PROCESSING EQUIPMENT--1.7%
 International Business Machines..............               1,700     168,300
                                                                    ----------
CHEMICALS--4.1%
 E. I. du Pont de Nemours & Co. ..............               1,100      87,038
 Monsanto Co. ................................               3,500     113,750
 Morton Int'l. ...............................               2,900     108,025
 Praxair, Inc. ...............................               2,300      97,175
                                                                    ----------
                                                                       405,988
                                                                    ----------
COMPUTERS--MICRO--0.8%
 Compaq Computer(b)...........................               1,700      83,725
                                                                    ----------
COMPUTERS--SOFTWARE & PERIPHERALS--2.7%
 Computer Association Int'l. .................               1,550     110,438
 Microsoft Corp(b)............................               1,300     156,162
                                                                    ----------
                                                                       266,600
                                                                    ----------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------
CONGLOMERATES--4.0%
 Allied Signal, Inc. .........................               1,700  $   97,113
 General Electric Co. ........................               2,500     216,250
 ITT Corp. ...................................                 900      59,625
 ITT Industries, Inc.(b)......................                 900      22,612
                                                                    ----------
                                                                       395,600
                                                                    ----------
CONSUMER GOODS--1.2%
 Service Corp., Int'l.........................               2,100     120,750
                                                                    ----------
ELECTRICAL EQUIPMENT--1.8%
 Emerson Electric Co. ........................               2,000     180,750
                                                                    ----------
ELECTRONIC EQUIPMENT--1.1%
 Motorola, Inc. ..............................               1,700     106,887
                                                                    ----------
FINANCE COMPANIES--1.1%
 Federal Home Loan Mortgage Corp. ............               1,300     111,150
                                                                    ----------
FOOD PROCESSING--0.9%
 CPC Int'l, Inc. .............................               1,300      93,600
                                                                    ----------
FOOD PRODUCTS--0.9%
 Earthgrains Co. .............................                  48       1,572
 Hershey Foods................................               1,200      88,050
                                                                    ----------
                                                                        89,622
                                                                    ----------
HOUSEHOLD & PERSONAL CARE PRODUCTS--1.3%
 Proctor & Gamble Co. ........................               1,400     126,874
                                                                    ----------
INSURANCE--2.0%
 American Int'l Group, Inc. ..................               1,500     147,938
 ITT Hartford Group(b)........................                 900      47,925
                                                                    ----------
                                                                       195,863
                                                                    ----------
LEISURE & ENTERTAINMENT--1.1%
 Walt Disney Co. .............................               1,800     113,174
                                                                    ----------
NEWSPAPERS AND PUBLISHING--0.8%
 News Corp., Ltd. ADR.........................               3,300      77,550
                                                                    ----------

                           See Notes to Financial Statement

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------
OIL--DOMESTIC--4.1%
 Chevron Corp. ...............................               2,300  $  135,700
 Mobil Corp. .................................               1,200     134,550
 Unocal Corp. ................................               4,100     138,375
                                                                    ----------
                                                                       408,625
                                                                    ----------
OIL--FIELD SERVICES AND EQUIPMENT--1.0%
 Schlumberger, Ltd. ..........................               1,200     101,100
                                                                    ----------
OIL & GAS--2.0%
 British Petroleum Co., ADR...................                 900      96,188
 Royal Dutch Petroleum Co. ...................                 700     107,625
                                                                    ----------
                                                                       203,813
                                                                    ----------
PHARMACEUTICALS--5.6%
 Bristol Myers Squibb Co. ....................               1,200     108,000
 Johnson & Johnson Co. .......................               3,000     148,500
 Merck & Co., Inc. ...........................               1,800     116,325
 Pfizer, Inc. ................................               1,600     114,200
 SmithKline Beecham ADR.......................               1,300      70,688
                                                                    ----------
                                                                       557,713
                                                                    ----------
POLLUTION CONTROL--1.0%
 WMX Technologies, Inc. ......................               3,000      98,249
                                                                    ----------
RAILROADS--1.2%
 CSX Corp. ...................................               2,400     115,799
                                                                    ----------
RESTAURANTS--0.8%
 McDonald's Corp. ............................               1,600      74,800
                                                                    ----------
RETAIL--3.4%
 Home Depot, Inc. ............................               2,400     129,600
 May Department Stores Co. ...................               1,500      65,625
 Payless Shoesource Inc. .....................                 240       7,620
 Wal-Mart Stores, Inc. .......................               5,400     137,025
                                                                    ----------
                                                                       339,870
                                                                    ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
              Description                                  Shares   (Note 2(a))
              -----------                                 --------- -----------
TELECOMMUNICATIONS--6.6%
 AT&T Corp. .............................                   2,100   $  130,200
 General Instrument Corp.(b).............                   1,300       37,538
 GTE Corp. ..............................                   3,800      170,050
 MCI Communications Corp. ...............                   2,800       71,750
 NYNEX Corp. ............................                   2,100       99,750
 Pacific Telesis Group...................                   1,800       60,750
 Telcom Corp. New Zealand ADR............                   1,200       80,100
                                                                    ----------
                                                                       650,138
                                                                    ----------
UTILITIES--1.5%
 FPL Group, Inc. ........................                   3,200      147,200
                                                                    ----------
TOTAL COMMON STOCKS
  (COST $5,270,362)......................                            6,551,016
                                                                    ----------
                                                          Principal
                                                 Maturity  Amount
                                          Rate     Date     (000)
                                          -----  -------- ---------
U.S. GOVERNMENT OBLIGATIONS--25.4%
U.S. TREASURY NOTES--25.4%
 U.S. Treasury Note...................... 6.25%   5/31/00    $950      944,063
 U.S. Treasury Note...................... 7.50%  11/15/01     700      730,843
 U.S. Treasury Note...................... 6.38%   8/15/02     850      842,295
                                                                    ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $2,547,773)......................                            2,517,201
                                                                    ----------
SHORT-TERM INVESTMENT--5.4%
U.S. TREASURY BILL--5.4%
 U.S. Treasury Bill (cost $538,085)...... 5.17%* 11/29/96     550      538,188
                                                                    ----------
TOTAL INVESTMENTS--96.8%
  (COST $8,356,220)(A)...................                            9,606,405
Other assets in excess of liabilities--
  3.2%...................................                              313,941
                                                                    ----------
NET ASSETS--100.0%.......................                           $9,920,346
                                                                    ==========

-----------
Percentages indicated are based on net assets of $9,920,346.
 *  Yield at purchase.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $1,290,209
    Unrealized depreciation.........................................    (40,024)
                                                                     ----------
    Net unrealized appreciation..................................... $1,250,185
                                                                     ==========

(b) Represents non-income producing securities.
ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------
COMMON STOCKS--83.1%
AUTOMOBILES--0.7%
 Ford Motor Co. ............................                70,000 $  2,266,250
                                                                   ------------
BANKS--3.2%
 Bankers Trust..............................                90,000    6,648,750
 Mercantile Bankshares Corp. ...............               130,000    3,315,000
                                                                   ------------
                                                                      9,963,750
                                                                   ------------
BEVERAGES, FOOD & TOBACCO--3.8%
 Guinness PLC, ADR..........................                43,900    1,596,156
 Philip Morris Cos., Inc. ..................                50,841    5,287,464
 UST, Inc. .................................               141,500    4,846,375
                                                                   ------------
                                                                     11,729,995
                                                                   ------------
BUSINESS FORMS--1.7%
 Deluxe Corp. ..............................               140,000    4,970,000
                                                                   ------------
CHEMICALS--7.4%
 ARCO Chemical..............................               155,000    8,060,000
 Dow Chemical...............................               100,000    7,600,000
 E.I. du Pont de Nemours & Co. .............                90,000    7,121,250
                                                                   ------------
                                                                     22,781,250
                                                                   ------------
CONGLOMERATES--1.4%
 Unilevel...................................                30,000    4,353,750
                                                                   ------------
CONSUMER PRODUCTS--2.7%
 Clorox Co. ................................                90,000    7,976,250
                                                                   ------------
DEFENSE--1.6%
 Lockheed Martin............................                60,000    5,040,000
                                                                   ------------
ELECTRICAL EQUIPMENT--3.2%
 Emerson Electric Co. ......................                48,000    4,338,000
 Hubbell, Inc., Class B.....................                20,000    1,325,000
 Thomas & Betts Corp. ......................               110,000    4,125,000
                                                                   ------------
                                                                      9,788,000
                                                                   ------------
FINANCIAL SERVICES, MORTGAGE--3.3%
 Federal National Mortgage Assn. ...........               302,000   10,117,000
                                                                   ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------
FOREST & PAPER PRODUCTS--1.3%
 Weyerhaeuser Co.(b).........................                95,000 $  4,037,500
                                                                    ------------
INSURANCE--9.4%
 American National Insurance.................                87,200    5,668,000
 AON Corp. ..................................                70,000    3,552,500
 FPL Group...................................                75,000    3,450,000
 Home Beneficial.............................                59,800    1,569,750
 Lincoln National Corp. .....................               100,000    4,625,000
 Ohio Casualty...............................                49,000    1,702,750
 Old Republic International..................               328,650    7,065,975
 SAFECO......................................                33,500    1,185,062
                                                                    ------------
                                                                      28,819,037
                                                                    ------------
INVESTMENT MANAGEMENT--2.7%
 Salomon, Inc. ..............................               306,400    8,349,400
                                                                    ------------
METALS--1.2%
 Phelps Dodge................................                60,000    3,742,500
                                                                    ------------
NATURAL GAS--3.7%
 National Fuel Gas Co. ......................               115,000    4,140,000
 Sonat, Inc. ................................                60,000    2,700,000
 Tenneco, Inc. ..............................                90,000    4,601,250
                                                                    ------------
                                                                      11,441,250
                                                                    ------------
OIL & GAS--15.6%
 Amoco Corp. ................................               155,000   11,218,125
 Atlantic Richfield Corp. ...................                55,000    6,517,500
 British Petroleum Co. PLC, ADR..............                70,000    7,481,250
 Mobil Corp. ................................               105,000   11,773,125
 Texaco, Inc. ...............................               125,000   10,484,375
                                                                    ------------
                                                                      47,474,375
                                                                    ------------
PHARMACEUTICALS--1.0%
 Warner Lambert Co. .........................                56,000    3,080,000
                                                                    ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
              Description                                 Shares   (Note 2(a))
              -----------                                 ------   -----------
REAL ESTATE INVESTMENT TRUSTS--3.9%
 Amli Residential Properties Trust.......                 140,000  $  2,905,000
 Equity Residential......................                 100,000     3,287,500
 National Health Investors, Inc. ........                 174,000     5,698,500
                                                                   ------------
                                                                     11,891,000
                                                                   ------------
RETAIL STORES--2.2%
 May Department Stores Co. ..............                 156,938     6,866,038
                                                                   ------------
TELECOMMUNICATIONS--5.7%
 GTE Corp. ..............................                 210,000     9,397,500
 Sprint Corp. ...........................                 156,938     6,591,396
 U.S. West, Inc. ........................                  50,000     1,593,750
                                                                   ------------
                                                                     17,582,646
                                                                   ------------
UTILITIES--7.4%
 Cinergy Corp. ..........................                 130,000     4,160,000
 DTE Energy..............................                 196,173     6,056,841
 Texas Utilities Co. ....................                 156,938     6,709,099
 United Illuminating Co. ................                 156,938     5,865,558
                                                                   ------------
                                                                     22,791,498
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $215,550,627)....................                           255,061,489
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS--1.9%
AUTOMOBILES--1.9%
 Ford Motor Company, Series A, $4.20.....                  55,000     5,830,000
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (COST $4,567,292)......................                             5,830,000
                                                                   ------------
                                                         Principal
                                                Maturity  Amount
                                          Rate    Date     (000)
                                          ----  -------- ---------
CONVERTIBLE BONDS--5.0%
 Bank of New York, Inc. Subordinate
   Convertible Debenture................. 7.50% 8/15/01    $3,139     8,255,570
 Price Companies Convertible Debenture... 6.75%  3/1/01     5,400     5,784,750
 RLI Corp. Convertible Debenture......... 6.00% 7/15/03     1,100     1,152,250
                                                                   ------------
TOTAL CONVERTIBLE BONDS
  (COST $11,619,162).....................                            15,192,570
                                                                   ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal     Market
                                               Maturity   Amount       Value
                                         Rate    Date      (000)    (Note 2(a))
                                         ----  --------  ---------  -----------
SHORT-TERM INVESTMENT--9.7%
TIME DEPOSIT--9.7%
 JJ Lummis, Money Market
   (cost $29,931,000)..................  5.56%  7/1/96  $29,931,000 $ 29,931,000
                                                                    ------------
TOTAL INVESTMENTS
  (COST $261,668,081)(A)--99.7%........                              306,015,059
Other assets in excess of liabilities--
  0.3%.................................                                  829,661
                                                                    ------------
NET ASSETS--100.0%.....................                             $306,844,720
                                                                    ============

-----------
Percentages indicated are based on net assets of $306,844,720.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $44,584,743
    Unrealized depreciation........................................    (237,765)
                                                                    -----------
    Net unrealized appreciation.................................... $44,346,978
                                                                    ===========

(b) Represents non-income producing securities.
ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

COMMON STOCKS--96.3%
ADVERTISING & MARKETING SERVICES--1.6%
 Interpublic Group of Cos., Inc. ............                65,000 $  3,046,875
 Omnicon Group...............................                40,000    1,860,000
                                                                    ------------
                                                                       4,906,875
                                                                    ------------
BANKING--3.8%
 Norwest Corp. ..............................               177,000    6,172,875
 State Street Boston Corp. ..................               110,000    5,610,000
                                                                    ------------
                                                                      11,782,875
                                                                    ------------
BEVERAGES, FOOD & TOBACCO--10.9%
 ConAgra, Inc. ..............................               100,000    4,537,500
 General Mills, Inc. ........................                80,000    4,360,000
 PepsiCo, Inc. ..............................               200,000    7,075,000
 Philip Morris Cos. Inc. ....................               120,000   12,480,000
 Sara Lee Corp. .............................                20,000      647,500
 UST, Inc. ..................................               130,000    4,452,500
                                                                    ------------
                                                                      33,552,500
                                                                    ------------
CAPITAL EQUIPMENT--INFORMATION--2.6%
 York International Corp. ...................               155,000    8,021,250
                                                                    ------------
CHEMICALS--2.2%
 Praxair, Inc. ..............................               160,000    6,760,000
                                                                    ------------
COMPUTER SOFTWARE, PERIPHERALS & SERVICES--12.6%
 Automatic Data Processing, Inc. ............               175,000    6,759,375
 Computer Associates International, Inc. ....                90,000    6,412,500
 Electronic Data Systems.....................                36,000    1,935,000
 Hewlett Packard.............................                50,000    4,981,250
 Microsoft Corp. ............................                75,000    9,009,375
 Newell Co. .................................               170,000    5,206,250
 Silicon Graphics, Inc. .....................               195,000    4,680,000
                                                                    ------------
                                                                      38,983,750
                                                                    ------------
CONSUMER GOODS & SERVICES--11.7%
 American Home Products......................                60,000    3,607,500
 Clorox Co. .................................                50,000    4,431,250
 Gaylord Entertainment Co. ..................                49,350    1,394,138

                      See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

CONSUMER GOODS & SERVICES (CONTINUED)
 Kimberly-Clark Corp.........................               120,000 $  9,270,000
 Proctor & Gamble Co. .......................               100,000    9,062,500
 Service Corp. International.................               145,000    8,337,500
                                                                    ------------
                                                                      36,102,888
                                                                    ------------
ELECTRONICS--5.0%
 AMP, Inc. ..................................               170,000    6,821,250
 Emerson Electric............................                95,000    8,585,625
                                                                    ------------
                                                                      15,406,875
                                                                    ------------
ENGINEERING & CONSTRUCTION--2.1%
 Fluor Corp. ................................               100,000    6,537,500
                                                                    ------------
HEALTH INDUSTRIES--4.1%
 Columbia HCA Healthcare Corp................               140,000    7,472,500
 United Healthcare Corp......................               100,000    5,050,000
                                                                    ------------
                                                                      12,522,500
                                                                    ------------
INSURANCE--5.6%
 American International Group, Inc. .........                55,000    5,424,375
 Chubb Corp. ................................               100,000    4,987,500
 UNUM Corp. .................................               110,000    6,847,500
                                                                    ------------
                                                                      17,259,375
                                                                    ------------
LEISURE & HOME ENTERTAINMENT--1.6%
 Carnival Cruise Lines, Inc..................               170,000    4,908,750
                                                                    ------------
NATURAL GAS--2.1%
 Enron Corp..................................               160,000    6,540,000
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES--1.9%
 Western Atlas, Inc..........................               100,000    5,825,000
                                                                    ------------
PHARMACEUTICALS--10.3%
 Elan Corp. PLC, ADR.........................               100,000    5,712,500
 Ivax Corp...................................               110,000    1,746,250
 Johnson & Johnson Co. ......................               160,000    7,920,000
 Mylan Labs..................................               250,000    4,312,500

                      See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

PHARMACEUTICALS (CONTINUED)
 Pfizer, Inc................................               100,000 $  7,137,500
 SmithKline Beecham, ADR....................                90,000    4,893,750
                                                                   ------------
                                                                     31,722,500
                                                                   ------------
POLLUTION CONTROL--3.7%
 Browning-Ferris............................               200,000    5,800,000
 WMX Technologies, Inc......................               175,000    5,731,250
                                                                   ------------
                                                                     11,531,250
                                                                   ------------
RETAIL STORES--6.5%
 Albertsons, Inc............................               108,500    4,489,188
 Eckerd Corp.(b)............................               219,000    4,954,875
 Home Depot, Inc............................               135,000    7,290,000
 Walgreen Co.(b)............................               100,000    3,350,000
                                                                   ------------
                                                                     20,084,063
                                                                   ------------
SEMICONDUCTORS--1.8%
 Intel Corp.................................                75,000    5,507,812
                                                                   ------------
SUPRANATIONALS--1.0%
 Lucent Technologies........................                82,800    3,136,050
                                                                   ------------
TELECOMMUNICATIONS--4.5%
 Airtouch Communications....................               230,000    6,497,500
 MCI Communications Corp....................               300,000    7,687,500
                                                                   ------------
                                                                     14,185,000
                                                                   ------------
UTILITIES--0.7%
 AES Corp.(b)...............................                80,000    2,260,000
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $253,511,543).......................                        297,536,813
                                                                   ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

                                                         Principal    Market
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------
SHORT-TERM INVESTMENT--3.6%
TIME DEPOSIT--3.6%
 JJ Lummis (cost $11,108,000)............ 5.56%  7/1/96   $11,108  $ 11,108,000
                                                                   ------------
TOTAL INVESTMENTS--99.9%
  (COST $264,619,543)(A).................                           308,644,813
Other assets in excess of liabilities--
  0.1%...................................                               446,233
                                                                   ------------
NET ASSETS--100.0%.......................                          $309,091,046
                                                                   ============

-----------
Percentages indicated are based on net assets of $309,091,046.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $312,970. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $47,855,328
    Unrealized depreciation........................................  (4,143,028)
                                                                    -----------
    Net unrealized appreciation.................................... $43,712,300
                                                                    ===========

(b) Represents non-income producing securities.
ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                 Shares (Note 2(a))
                -----------                                 ------ -----------

COMMON STOCKS--95.6%
APPAREL--1.2%
 Tommy Hilfiger Corp. .......................               24,100 $  1,292,363
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--3.4%
 Borg Warner.................................               60,000    2,370,000
 Superior Industries Int'l, Inc. ............               45,000    1,192,500
                                                                   ------------
                                                                      3,562,500
                                                                   ------------
BANKS--2.3%
 Old Kent Financial..........................               63,000    2,464,875
                                                                   ------------
BUSINESS EQUIPMENT & SERVICES--0.3%
 Cort Business Services Corp. ...............               18,400      358,800
                                                                   ------------
CHEMICALS--1.1%
 Airgas, Inc. ...............................               60,000    1,140,000
                                                                   ------------
COMPUTER SERVICES--2.1%
 Dendrite International, Inc. ...............               63,500    2,190,750
                                                                   ------------
COMPUTER SOFTWARE & PERIPHERALS--2.2%
 FileNet Corp. ..............................               35,000    1,277,500
 Microchip Technology........................               45,000    1,113,750
                                                                   ------------
                                                                      2,391,250
                                                                   ------------
CONSTRUCTION EQUIPMENT--1.2%
 Southern Pacific Funding Corp. .............               70,000    1,225,000
                                                                   ------------
CONSUMER NON-DURABLES--2.1%
 Alberto-Culver Co., Class A.................               55,000    2,200,000
                                                                   ------------
ELECTRONICS--7.7%
 Belden, Inc. ...............................               80,000    2,400,000
 Methode Electronics, Inc., Class A..........               95,000    1,615,000
 Oak Industry, Inc. .........................               60,000    1,777,500
 Perceptron, Inc. ...........................               65,000    2,372,500
                                                                   ------------
                                                                      8,165,000
                                                                   ------------
HEALTH CARE PRODUCTS & SERVICES--14.6%
 American Medical Response, Inc. ............               55,000    1,938,750
 AmeriSource Health Corp, Class A............               60,000    1,995,000
 Community Health Systems, Inc. .............               50,000    2,587,500

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Market
                                                                     Value
               Description                                Shares  (Note 2(a))
               -----------                                ------  -----------

HEALTH CARE PRODUCTS & SERVICES (CONTINUED)
 Genesis Health Ventures, Inc. ............                75,000 $  2,353,125
 Health Care & Retirement Corp. ...........                82,500    1,959,375
 Meridian Diagnostics Inc. ................               110,000    1,684,375
 Multicare COs., Inc. .....................                75,000    1,425,000
 OEA, Inc. ................................                42,000    1,575,000
                                                                  ------------
                                                                    15,518,125
                                                                  ------------
INDUSTRIAL GOODS & EQUIPMENT--7.3%
 ABC Rail Products Corp. ..................                85,000    1,838,125
 Greenfield Industries.....................                60,000    1,980,000
 LittleFuse, Inc. .........................                50,000    1,875,000
 Wolverine Tube, Inc. .....................                60,000    2,100,000
                                                                  ------------
                                                                     7,793,125
                                                                  ------------
INSURANCE--14.7%
 Capital Re Corp. .........................                60,000    2,205,000
 CapMac Holdings, Inc. ....................                85,000    2,422,500
 CMAC Investment Corp. ....................                45,000    2,587,500
 Executive Risks...........................                50,000    1,912,500
 Integon, Corp. ...........................               100,000    2,012,500
 National Re Corp. ........................                60,000    2,265,000
 Western National Corp. ...................               120,000    2,205,000
                                                                  ------------
                                                                    15,610,000
                                                                  ------------
MACHINERY & EQUIPMENT--1.7%
 DT Industries, Inc. ......................               100,000    1,825,000
                                                                  ------------
MANUFACTURING--5.6%
 AptarGroup, Inc. .........................                44,200    1,337,050
 Charter Power Systems.....................                40,000    1,390,000
 Holophane.................................                45,000      708,750
 InterVoice, Inc. .........................                40,000      795,000
 W. H. Brady Co. ..........................                75,000    1,668,750
                                                                  ------------
                                                                     5,899,550
                                                                  ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

MEDICAL CARE & PRODUCTS--3.3%
 Rural/Metro.................................                80,000 $  2,740,000
 Sofamor Danek Group.........................                28,900      801,975
                                                                    ------------
                                                                       3,541,975
                                                                    ------------
NATURAL GAS--2.3%
 Swift Energy Co. ...........................               135,000    2,430,000
                                                                    ------------
OIL & GAS--3.6%
 Noble Affiliates............................                50,000    1,887,500
 Smith International, Inc. ..................                65,000    1,958,125
                                                                    ------------
                                                                       3,845,625
                                                                    ------------
PHARMACEUTICALS--4.3%
 ALPHARMA, Inc. .............................                85,000    1,689,375
 Elan Corp. PLC ADR..........................                50,000    2,856,250
                                                                    ------------
                                                                       4,545,625
                                                                    ------------
REAL ESTATE DEVELOPMENT--2.0%
 Stewart Enterprises, Inc., Class A..........                67,500    2,109,375
                                                                    ------------
RESTAURANTS--2.0%
 IHOP Corp. .................................                80,000    2,160,000
                                                                    ------------
RETAIL STORES--6.5%
 Eckerd Corp. ...............................               110,000    2,488,750
 99(cents) Only Stores.......................               150,000    2,100,000
 Proffitt's, Inc. ...........................                65,000    2,307,500
                                                                    ------------
                                                                       6,896,250
                                                                    ------------
SEMICONDUCTORS--1.1%
 Zilog, Inc. ................................                50,000    1,200,000
                                                                    ------------
UTILITIES--3.0%
 AES Corp. ..................................                27,900      788,175
 Public Services Co. of New Mexico...........                55,000    1,127,500
 SIGCORP, Inc. ..............................                36,800    1,274,200
                                                                    ------------
                                                                       3,189,875
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $85,454,357).........................                        101,555,063
                                                                    ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal    Market
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

SHORT-TERM INVESTMENT--3.1%
TIME DEPOSIT--3.1%
 JJ Lummis (cost $3,329,000)............. 5.56%  7/1/96    3,329   $  3,329,000
                                                                   ------------
TOTAL INVESTMENTS--98.7%
  (COST $88,783,357)(A)..................                           104,884,063
Other assets in excess of liabilities--
  1.3%...................................                             1,432,401
                                                                   ------------
NET ASSETS--100.0%.......................                          $106,316,464
                                                                   ============

-----------
Percentages indicated are based on net assets of $106,316,464.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $18,523,319
    Unrealized depreciation........................................  (2,422,613)
                                                                    -----------
    Net unrealized appreciation.................................... $16,100,706
                                                                    ===========

(b) Represents non-income producing securities.
ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------

COMMON STOCKS--79.8%
AUSTRALIA--2.3%
 Aberfoyle Limited............................                2,400 $      6,800
 Adelaide Brighton Limited....................                3,800        3,888
 Amcor Limited................................               15,300      104,162
 Ashton Mining Limited........................                7,000        9,916
 Australian National Industries Limited.......               18,800       15,239
 Boral Limited................................               27,500       71,423
 Brambles Industries Limited..................                5,500       76,532
 Broken Hill Proprietary Co...................               47,000      649,939
 Burns Philip & Co............................               12,200       23,045
 Caltex Limited(b)............................                4,300       17,260
 Coca-Coca Amatil.............................                9,600      106,762
 Coles Myer Limited...........................               26,612       96,764
 CRA Limited..................................               16,017      246,577
 Crusader(b)..................................                2,400        3,211
 CSR Limited..................................               22,700       80,217
 Dominion Mining Limited(b)...................                2,160        1,258
 Email Limited................................                6,900       17,921
 Emperor Mines Limited(b).....................                1,600        3,778
 FAI Insurances(b)............................                7,600        4,007
 Fosters Brewing Group........................               48,900       84,284
 General Property Trust.......................               15,200       26,079
 Gold Mines of Kalgoorlie.....................               23,800       26,037
 Goodman Fielder Limited......................               29,900       30,354
 Hardie (James) Industries....................                9,600       19,418
 ICI Australia................................                7,400       64,881
 Lend Lease Corp..............................                6,000       92,085
 MIM Holdings Limited.........................               39,700       51,241
 National Australia Bank......................               34,900      322,748
 Newcrest Mining Limited......................                5,800       23,281
 News Corporation Limited.....................               49,700      282,028
 North Limited................................               17,100       49,123
 OPSM Protector Limited.......................                3,500        6,198
 Pacific Dunlop Limited.......................               28,800       64,826
 Pioneer International Holdings...............               22,100       64,355
 QCT Resources................................               15,100       19,965
 RGC Limited..................................                5,000       24,201

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                 Shares (Note 2(a))
                -----------                                 ------ -----------

AUSTRALIA (CONTINUED)
 Rothman's Holdings Limited..................                2,500 $     13,970
 Santos Limited..............................               21,000       72,723
 Schroders Property Fund.....................                9,100       15,828
 Smith Howard Limited........................                4,200       26,114
 Sons of Gwalia Limited......................                1,800       12,750
 SouthCorp Holdings..........................               23,400       58,013
 Stockland Trust Group.......................                7,400       16,890
 TNT Limited(b)..............................               14,400       16,206
 Westfield Trust.............................               23,700       42,715
 Westpac Banking Corp........................               45,500      201,615
 WMC Limited.................................               27,600      197,674
                                                                   ------------
                                                                      3,464,301
                                                                   ------------
FINLAND--1.0%
 Amer-Yhtymae................................                1,400       23,505
 Cultor OY 1.................................                1,000       48,860
 Cultor OY 2.................................                  500       25,614
 Kesko.......................................                4,000       58,977
 Kone Corp...................................                  400       44,512
 Merita Ltd..................................               41,000       85,600
 Metra OY, Class A...........................                  700       31,641
 Nokia.......................................                6,400      233,772
 Outokumpu...................................                6,500      109,128
 Pohojola Insurance..........................                1,400       23,655
 Sampo Insurance Co..........................                  800       46,320
 Stockman....................................                  600       32,932
 UPM-Kymmene.................................               20,400      421,972
 10KIA.......................................                8,400      309,175
                                                                   ------------
                                                                      1,495,663
                                                                   ------------
FRANCE--4.6%
 Accor.......................................                  550       76,922
 Air Liquide.................................                1,300      229,541
 Alcatel Alsthom.............................                2,900      252,929
 AXA.........................................                3,650      199,655
 Banque Nationale de Paris...................                4,500      157,952
 BIC.........................................                  550       78,097

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                 Shares (Note 2(a))
                -----------                                 ------ -----------

FRANCE (CONTINUED)
 Bouygues....................................                 450  $     50,174
 Canal Plus..................................                 450       110,051
 Carrefour(b)................................                 500       280,104
 Casino Guichard.............................               1,200        49,533
 Casino Guichard RTX.........................               1,250         1,943
 Chargeurs International SA..................                  50         2,235
 Cie De St Gobain............................               2,300       307,823
 Cie De Suez.................................               2,400        87,784
 Cie Financiere..............................               2,350       138,770
 Cie Geophysique(b)..........................                  50         2,972
 Club Mediterranee(b)........................                  50         4,477
 Compagnie Bancaire..........................               1,210       136,322
 Compagnie UAP...............................               6,000       121,792
 Comptoirs Modern............................                  50        22,552
 CSF (Thomson)...............................               2,300        64,647
 Docks de France.............................                 250        52,932
 Dollfus-Meig & Cie PV.......................                  50         2,224
 Eaux-Cie Generale...........................               2,700       301,568
 Ecco........................................                 200        50,310
 ELF-Aquitane................................               5,250       386,094
 Eridania Beghin-Say.........................                 500        78,281
 Essilor International.......................                  50        14,161
 Europe 1(b).................................                  25         5,415
 Groupe Danone...............................               1,400       211,846
 GTM Entrepose...............................                  50         3,244
 Havas.......................................               1,250       102,222
 Imetal......................................                 300        42,540
 Lafarge-Coppee..............................               1,780       107,704
 Lagardere Groupe............................               1,650        42,531
 Legrand.....................................                 500        89,354
 L'Oreal.....................................               1,200       398,361
 LVMH Moet Hennessy..........................               1,600       379,481
 Lyonnais Des Eaux-Dumez.....................               1,150       109,815
 Michelin, Class B...........................               2,300       112,407
 Moulinex(b).................................                 150         2,867
 Nord Est....................................                  50         1,378
 Pathe.......................................                  50        11,733

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                 Shares (Note 2(a))
                -----------                                 ------ -----------

FRANCE (CONTINUED)
 Pernod-Ricard...............................               1,100  $     70,512
 Peugeot SA..................................               1,300       173,987
 Pinault-Printemps...........................                 450       157,427
 Primagaz....................................                 400        44,366
 Promodes....................................                 350       100,892
 Rhone Poulenc, Series A.....................               6,250       164,259
 Sagem SA....................................                  50        30,011
 Sanofi SA...................................               3,300       247,303
 Schneider SA................................               2,600       136,361
 Sefimeg.....................................                  50         3,380
 Seita.......................................               1,000        45,842
 Sidel.......................................                 150        38,140
 Simco.......................................                  50         4,613
 Societe Generale............................               2,500       274,859
 Societe Technip.............................                  50         4,604
 Sodexho(b)..................................                  50        22,183
 St. Louis...................................                  50        13,277
 Total, Class B..............................               4,800       355,984
 Union Immobiliere de France.................                  50         4,089
 Usinor Sacilor..............................               4,700        67,787
 Valeo.......................................               1,350        72,245
                                                                   ------------
                                                                      6,914,864
                                                                   ------------
GERMANY--2.5%
 Allianz Holdings AG.........................                 200       347,669
 AMB Aachener & Muench.......................                  50        36,133
 BASF AG.....................................                 600       170,878
 Bayer AG....................................               6,000       211,084
 Bayerische Vereinsbank......................               3,000        83,961
 Beiersdorf AG, Series ABC...................                  50        49,207
 Bilfinger & Berger..........................                  50        21,056
 Brau Und Brunnen............................                  50         5,190
 Bremer Vulkan AG............................                 150           468
 CKAG Cononia................................                  50        39,911
 Commerzbank AG..............................                 500       103,407
 Continental AG..............................               1,000        16,227
 Daimler Benz AG.............................                 350       187,746

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------

GERMANY (CONTINUED)
 Daimler Benz AG-RTS..........................                  350 $         48
 Degussa AG...................................                  100       33,932
 Deutsche Bank AG.............................                8,000      378,940
 Deutsche Lufthansa AG........................                  400       56,631
 Didier-Werke AG(b)...........................                   50        3,876
 FAG Kugelfischer Georg(b)....................                   50        7,489
 Heidelberger Zement..........................                   55       37,723
 Hochtief AG..................................                  100       44,674
 Kaufhof Holding AG...........................                  300      113,426
 Kloeckner....................................                  500        1,790
 Linde AG.....................................                  100       64,810
 Linotype Hell AG(b)..........................                   50        2,480
 MAN AG.......................................                  100       25,063
 Mannesmann AG................................                  450      154,914
 Muenchener Ruckvers..........................                  100      204,318
 Preussag AG..................................                  800      201,558
 P.W.A. Papier Waldhof(b).....................                   50        6,225
 RWE AG.......................................                3,000      116,678
 SAP AG.......................................                  500       73,646
 Schering AG..................................                1,000       72,497
 Siemens AG(b)................................                6,500      348,371
 Thyssen AG(b)................................                  350       64,038
 Veba AG......................................                7,000      372,042
 Volkswagen AG................................                  200       74,435
                                                                    ------------
                                                                       3,732,541
                                                                    ------------
HONG KONG--1.2%
 Bank of East Asia............................                7,200       26,323
 Cathay Pacific Airway........................               23,000       42,194
 Cheung Kong Holdings.........................               18,000      129,641
 China Light and Power Co., Limited...........               25,000      113,362
 Chinese Estates Holdings.....................               12,000       10,697
 Dickson Concepts International Limited.......                5,000        6,395
 Giordano International Holdings..............                4,000        3,876
 Hang Lung Development Co.....................               10,000       18,797
 Hang Seng Bank Limited.......................               21,800      219,674
 Hong Kong Aircraft...........................                1,200        3,604

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

HONG KONG (CONTINUED)
 Hong Kong Telecom...........................               106,400 $    191,062
 Hopewell Holdings...........................                35,000       18,991
 Hutchison Whampoa...........................                46,000      289,409
 Hysan Development Co. Limited...............                 8,000       24,494
 Hysan Development Co. Warrants..............                   400          212
 Johnson Electric Holdings...................                 3,000        6,744
 Kumagai Gumi................................                 3,000        2,693
 Kumagai Gumi Warrants.......................                   600           91
 Lai Sun Garment International...............                 2,000        2,403
 Melco International Development.............                   600          167
 Miramar Hotel & Investment..................                 4,000        8,836
 New World Development Co....................                13,000       60,293
 Oriental Press Group........................                12,000        6,433
 Peregrine Investment Holdings...............                 4,000        5,762
 Peregrine Investment Holdings Warrants......                   400           50
 Playmates Toys Holdings.....................                 4,000          971
 Regal Hotel Holdings........................                22,000        5,896
 Shangri-La Asia.............................                 8,000       11,214
 Shun Tak Holdings Limited...................                12,000        7,363
 South China Morning Post....................                12,000        8,216
 Sun Hung Kai Properties.....................                25,000      252,728
 Swire Pacific Limited.......................                20,000      171,176
 Television Broadcasts Limited...............                 3,000       11,259
 Wharf Holdings Limited......................                39,000      139,562
 Wing Lung Bank..............................                 1,440        8,334
 Winsor Industrial Corp. Limited.............                 2,000        1,705
                                                                    ------------
                                                                       1,810,627
                                                                    ------------
JAPAN--45.5%
 Advantest Corp. ............................                 2,200       87,252
 Ajinomoto Co., Inc. ........................                20,000      238,872
 Alps Electric Co.(b)........................                 6,000       72,756
 Amada Co....................................                28,000      301,235
 Aoki Corp(b)................................                 2,000        7,421
 Aoyama Trading(b)...........................                 1,000       26,167
 Asahi Bank Limited..........................                72,000      833,681
 Asahi Breweries.............................                13,000      151,711

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------

JAPAN (CONTINUED)
 Asahi Chemical Industries....................               45,000 $    320,836
 Asahi Glass Co. .............................               33,000      394,139
 Ashikaga Bank................................               18,000      113,728
 Bank of Tokyo, Mitsubishi....................               60,800    1,408,000
 Bank of Yokohama.............................               35,000      317,509
 Banyu Pharmaceutical.........................                7,000       98,923
 Bridgestone Corp.............................               22,000      419,212
 Brother Industries Limited...................                4,000       24,471
 Canon, Inc...................................               24,000      498,898
 Casio Computer Co. ..........................                8,000       76,585
 Chiba Bank...................................               20,000      176,146
 Chichibu Onada Cement........................               17,000       97,490
 Chugai Pharmaceutical Co.....................                8,000       78,044
 Citizen Watch Co. Limited....................               19,000      158,158
 Cosmo Oil Co.................................               18,000      111,267
 Credit Saison................................                4,000       96,643
 Dai Nippon Co. Limited.(b)...................               26,000      502,544
 Dai-Ichi Kangyo Bank.........................               97,000    1,804,132
 Daicel Chemical Industries...................               13,000       80,003
 Daido Steel Co. Limited......................                2,000        9,883
 Daiei, Inc...................................               18,000      216,626
 Daiichi Pharmaceuticals Co. Limited..........                8,000      123,266
 Daikin Industries Limited....................               27,000      295,399
 Daikyo(b)....................................                3,000       22,292
 Daimaru(b)...................................                8,000       55,943
 Dai Nippon Ink & Chemical....................               22,000      112,726
 Dai Nippon Screen............................                4,000       35,594
 Daishowa Paper(b)............................                1,000        7,704
 Daito Trust..................................                1,000       14,952
 Daiwa Bank...................................               20,000      138,218
 Daiwa House Industries.......................               14,000      216,992
 Daiwa Kosho Lease Co. Limited................                3,000       32,002
 Daiwa Securities.............................               42,000      539,927
 Denki Kagaku Kogyo...........................               15,000       54,156
 Ebara Corp...................................                9,000      143,597
 Eisai Co. Limited............................                7,000      132,110
 Ezaki Glico Co...............................                2,000       22,246

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

JAPAN (CONTINUED)
 Fanuc Co...................................                 7,000 $    278,260
 Fuji Bank..................................                90,000    1,936,512
 Fuji Photo Film Limited....................                14,000      441,641
 Fujikura Limited...........................                10,000       82,785
 Fujita Corp................................                15,000       69,747
 Fujita Kanko...............................                 3,000       60,174
 Fujitsu Limited............................                57,000      519,686
 Furukawa Electric..........................                18,000      107,492
 Gakken Co.(b)..............................                 2,000       14,806
 Gunma Bank.................................                14,000      155,723
 Gunze Limited(b)...........................                 4,000       25,054
 Hankyu Corp.(b)............................                24,000      140,479
 Hanyu Department Stores....................                 6,000       78,773
 Haseko Corp.(b)............................                 2,000        8,661
 Hazama Corp.(b)............................                 2,000        8,734
 Higo Bank..................................                 3,000       23,933
 Hirose Electric............................                 1,000       61,724
 Hitachi Limited............................               104,000      967,158
 Hokkaido Bank..............................                 5,000       16,502
 Hokuriku Bank..............................                19,000      114,158
 Honda Motor Co. ...........................                30,000      776,793
 Honshu Paper Co............................                 2,000       14,168
 House Foods Corp.(b).......................                 2,000       37,928
 Hoya Corp..................................                 3,000       96,826
 Inax Corp..................................                26,000      258,383
 Industrial Bank of Japan...................                73,000    1,810,327
 Isetan Co..................................                 7,000      105,943
 Ishihara Sangyo Kaisha(b)..................                 2,000        7,950
 Ito Yokado Co. ............................                13,000      783,450
 Itochu Corp................................                43,000      300,303
 Itoham Foods...............................                 7,000       53,290
 Iwantani International Corp.(b)............                 3,000       17,368
 Jaccs......................................                 2,000       18,216
 Japan Air Lines Co.(b).....................                53,000      428,611
 Japan Energy Corp..........................                31,000      115,032
 Jeol.......................................                 1,000        7,704
 JGC Corp.(b)...............................                 1,000       13,129

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                 Shares (Note 2(a))
                -----------                                 ------ -----------

JAPAN (CONTINUED)
 Joyo Bank...................................               21,000 $    159,104
 Jusco Co.(b)................................                8,000      261,849
 Kajima Corp.................................               25,000      257,562
 Kaken Pharmaceutical........................                1,000        8,178
 Kamigumi Co., Limited.......................                8,000       72,938
 Kandenko Limited............................                6,000       76,038
 Kanebo Corp.(b).............................                9,000       26,832
 Kaneka Corp.................................               11,000       73,913
 Kansai Electric Power.......................               29,100      665,936
 Kansai Paint Co. Limited....................                2,000       10,503
 KAO Corp....................................               19,000      256,378
 Katokichi...................................                1,000       24,161
 Kawasaki Kisen Kaisha(b)....................               18,000       60,721
 Kawasaki Steel Corp.........................               84,000      302,509
 Keihin Electric.............................               16,000       94,674
 Keio Teito Electric Railway.................               16,000       94,819
 Kikkoman Corp...............................                3,000       24,480
 Kinden Corp.................................                7,000      111,049
 Kinki Nippon Railway........................               50,000      359,675
 Kirin Brewery Co............................               33,000      403,164
 Kissei Pharmaceutical.......................                1,000       27,990
 Kobe Steel(b)...............................               73,000      209,649
 Kokuyo......................................                4,000      110,502
 Komatsu Limited.............................               30,000      295,398
 Konica Corp.................................               10,000       75,308
 Koyo Seiko..................................                6,000       58,533
 Kubota Corp.................................               42,000      276,856
 Kumagai Gumi Co.............................               20,000       80,232
 Kurabo Industries...........................                5,000       19,967
 Kuraray Co. Limited.........................                8,000       89,714
 Kureha Chemical Industries Co.(b)...........                2,000       11,269
 Kurita Water................................                4,400      107,110
 Kyocera Corp................................                6,000      423,955
 Kyowa Hakko Kogyo...........................               13,000      124,450
 Lion Corp...................................                9,000       53,992
 Maeda Road Construction.....................                6,000      103,390
 Makita Corp.................................                5,000       81,144

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Marubeni Corp...............................                45,000 $    246,163
 Marudai Food Co.(b).........................                 2,000       14,423
 Maruha Corp.(b).............................                 4,000       14,514
 Marui Co.(b)................................                 9,000      199,395
 Matsushita Electric Industries..............                65,000    1,208,954
 Meija Milk Products.........................                 9,000       57,685
 Meiji Seika Kaisha..........................                12,000       74,287
 Minebea Co..................................                11,000       92,367
 Misawa Homes................................                 1,000        9,756
 Mitsubishi Chemical Corp....................                68,000      313,704
 Mitsubishi Corp.............................                49,000      643,316
 Mitsubishi Electric Corp....................                64,000      445,798
 Mitsubishi Estate...........................                39,000      536,917
 Mitsubishi Gas(b)...........................                15,000       66,054
 Mitsubishi Heavy Industries Limited.........               101,000      877,559
 Mitsubishi Materials........................                35,000      190,186
 Mitsubishi Oil Co...........................                13,000      110,820
 Mitsubishi Paper............................                34,000      212,340
 Mitsubishi Steel Manufacturing(b)...........                 1,000        5,853
 Mitsubishi Trust and Banking Limited........                39,000      657,813
 Mitsubishi Warehouse........................                 5,000       89,349
 Mitsui & Co., Limited.......................                48,000      434,563
 Mitsui Engine & Shipbuilding(b).............                 1,000        3,045
 Mitsui Fire & Marine Insurance..............                23,000      182,645
 Mitsui Fudosan Co. .........................                24,000      323,846
 Mitsui Mining and Smelting(b)...............                16,000       65,352
 Mitsui O.S.K. Lines(b)......................                31,000      106,835
 Mitsui Toatsu Chemical......................                22,000       86,849
 Mitsui Trust and Banking Co.................                36,000      420,124
 Mitsukoshi Limited(b).......................                14,000      149,341
 Mochida Pharmaceuticals.....................                 5,000       65,189
 Murata Manufacturing Co.....................                 7,000      264,858
 Nagase & Co.(b).............................                 1,000        9,482
 Nagoya Railroad Co..........................                24,000      122,316
 Nankai Electric Railway.....................                15,000       95,047
 NEC Corp....................................                48,000      520,776

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 New Oji Paper...............................                19,000 $    163,873
 NGK Insulators..............................                44,000      493,425
 NGK Spark...................................                 6,000       66,739
 Nichido Fire and Marine Insurance...........                12,000       92,668
 Nichii Co. Limited..........................                22,000      365,057
 Nichirei Corp...............................                10,000       71,570
 Nihon Cement Co.............................                 4,000       29,430
 Nintendo Co.................................                 2,600      193,433
 Nippon Beet Sugar(b)........................                 2,000       10,922
 Nippon Communications Systems Corp.(b)......                 1,000       13,494
 Nippon Denso................................                24,000      520,778
 Nippon Express Co...........................                33,000      321,931
 Nippon Fire and Marine Insurance............                16,000      104,301
 Nippon Light Metal..........................                15,000       85,064
 Nippon Meat Packers.........................                16,000      227,568
 Nippon Oil Co...............................                34,000      230,319
 Nippon Paper Industries.....................                24,000      149,887
 Nippon Seiko Kab Kai........................                16,000      120,931
 Nippon Shinpan Co...........................                 9,000       64,004
 Nippon Shokubai Kagaku Kogyo................                 6,000       57,986
 Nippon Steel Corp...........................               178,000      610,202
 Nippon Suisan(b)............................                 4,000       17,031
 Nippon Yusen Kab Kai........................                35,000      202,310
 Nishimatsu(b)...............................                 8,000       87,526
 Nissan Motor Co.............................                78,000      691,946
 Nisshinbo Industries, Inc...................                 7,000       68,926
 Nissin Food Products Co., Limited(b)........                 4,000      102,478
 NKK Corp.(b)................................                91,000      275,448
 NOF Corp. ..................................                 2,000       12,454
 Nomura Securities...........................                61,000    1,190,171
 NTN Corp. ..................................                13,000       91,857
 Obayashi Corp...............................                19,000      171,669
 Odakyu Electric Railway.....................                20,000      134,570
 Okamoto Industries..........................                 3,000       18,873
 Okumura(b)..................................                 7,000       58,460
 Olympus Optical Co., Limited................                 7,000       70,203

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Omron Corp..................................                 8,000 $    169,946
 Onward Kashiyama(b).........................                 5,000       81,600
 Orient Corp.................................                11,000       72,208
 Orix Corp...................................                 3,000      111,049
 Osaka Gas Co................................               117,000      427,752
 Penta-Ocean(b)..............................                11,000       74,114
 Pioneer Electronic..........................                 8,000      190,369
 Q.P. Corp.(b)...............................                 2,000       19,329
 Renown, Inc.(b).............................                 5,000       20,012
 Ricoh Co....................................                20,000      211,520
 Rohn Company Limited........................                 4,000      264,037
 Sagami......................................                 4,000       18,453
 Sakura Bank.................................               108,000    1,201,295
 Sankyo Aluminum.............................                 2,000       11,707
 Sankyo Co...................................                19,000      491,969
 Sanrio Corp.(b).............................                 1,000       11,579
 Sanwo Shutter Corp..........................                 7,000       65,736
 Sanyo Electric Corp.........................                58,000      353,765
 Sapporo Corporation.........................                10,000       93,908
 Secom Co....................................                 7,000      462,065
 Sega Enterprises............................                 3,000      140,042
 Seino Transportation........................                10,000      157,729
 Seiyu(b)....................................                 7,000       88,711
 Sekisui Chemical............................                14,000      171,039
 Sekisui House...............................                54,000      615,416
 Settsu Corp.(b).............................                 1,000        3,483
 Seven-Eleven Japan NPV......................                13,000      828,489
 Sharp Corp..................................                33,000      577,672
 Shimachu....................................                 2,000       59,262
 Shimano.....................................                 4,000       71,480
 Shimizu Corp................................                20,000      220,638
 Shin-Etsu Chemical Co.......................                10,400      199,122
 Shinmaywa Industries........................                16,000      163,381
 Shiongoi & Co...............................                10,000       85,885
 Shiseido Co.................................                10,000      127,642
 Shizuoka Bank...............................                25,000      321,385
 Shochiku Co.(b).............................                 1,000       11,488

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------

JAPAN (CONTINUED)
 Shokusan(b)..................................                1,000 $      4,185
 Showa Denko KK(b)............................               29,000       89,366
 Skylark Co...................................                2,000       42,122
 Snow Brand Milk(b)...........................               10,000       67,923
 Sony Corp....................................               11,200      736,240
 Sumitomo Bank................................               98,000    1,894,203
 Sumitomo Chemical............................               43,000      205,037
 Sumitomo Corp................................               33,000      293,047
 Sumitomo Electric Industries.................               22,000      314,910
 Sumitomo Forestry............................                5,000       74,306
 Sumitomo Marine and Fire Insurance...........               21,000      182,847
 Sumitomo Metal Industries(b).................               81,000      248,135
 Sumitomo Metal Mining........................               17,000      147,089
 Sumitomo Osaka Cement........................               14,000       68,160
 Taisei Corp..................................               26,000      184,423
 Taisho Pharmaceutical Co.....................                9,000      194,472
 Taiyo Yuden..................................                2,000       25,164
 Takara(b)....................................                2,000       22,976
 Takara Shuzo(b)..............................                7,000       71,479
 Takashimaya Co.(b)...........................                7,000      108,496
 Takeda Chemical Industries...................               32,000      566,000
 Tanabe.......................................                8,000       62,435
 TDK Corp.....................................                8,000      477,017
 Teijin Limited...............................               25,000      135,617
 TOA Corp.(b).................................                1,000        6,865
 Tobu Railway Co..............................               24,000      157,327
 Toho Co......................................                1,000      176,876
 Tohoku Electric Power........................               16,080      359,185
 Tokai Bank...................................               63,000      815,629
 Tokio Marine and Fire Insurance..............               48,000      638,938
 Tokyo Broadcasting...........................                5,000       88,438
 Tokyo Dome Corp..............................                5,000      100,746
 Tokyo Electric Power.........................               40,200    1,018,913
 Tokyo Electronics............................                5,000      145,421
 Tokyo Gas Co.................................               72,000      262,577
 Tokyo Steel Manufacturing Co. Limited........               20,000      392,044

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Market
                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Tokyo Style Co.(b)..........................                 2,000 $     34,828
 Tokyo Tatemono(b)...........................                 4,000       25,856
 Tokyoto Keiba Co............................                 5,000       22,383
 Tokyu Corp..................................                34,000      258,839
 Tonen Corp..................................                20,000      293,576
 Toppan Printing Co..........................                21,000      306,340
 Toray Industries, Inc.......................                90,000      620,334
 Toshiba Corp................................                88,000      625,812
 Tosoh Corp.(b)..............................                18,000       79,922
 Tostem Corp.................................                 6,000      176,693
 Toto Limited................................                 9,000      135,392
 Toyo Engineering............................                 1,000        6,729
 Toyo Kanetsu KK.............................                 3,000       15,262
 Toyo Seikan Kaisha..........................                 2,000       69,656
 Toyobo Co.(b)...............................                22,000       82,438
 Toyoda Automatic Loom Works Limited.........                 8,000      159,735
 Toyota Motor Corp...........................               117,000    2,922,824
 UBE Industries(b)...........................                 2,000        7,604
 Uni-Charm...................................                 2,000       51,422
 Uniden Corp.................................                 1,000       20,514
 Unitika Limited(b)..........................                 3,000        9,053
 Yamaguchi Bank..............................                 6,000      101,749
 Yamaha Corp.................................                 5,000       82,512
 Yamaichi Securities Co......................                36,000      246,823
 Yamanouchi Pharmaceutical...................                10,000      216,991
 Yamato Transport............................                10,000      117,613
 Yamazaki Baking Co..........................                 6,000      111,049
 Yasuda Trust and Bank.......................                33,000      208,501
 Yokogawa Bridge Works Corp..................                 7,000       95,731
 Yokogawa Electric...........................                 7,000       70,203
 77 Bank.....................................                11,000      109,316
                                                                    ------------
                                                                      68,085,431
                                                                    ------------
NORWAY--1.0%
 Bergensen...................................                   700       14,116
 Bergensen, Class A..........................                 3,000       62,343
 Dyno Industrier.............................                 2,300       50,983

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

NORWAY (CONTINUED)
 Hafslund, Class A..........................                 3,660 $     26,479
 Hafslund, Class B..........................                 2,571       16,226
 Kvaerner, Class A..........................                 2,150       90,847
 Kvaerner, Class B..........................                 1,200       46,365
 Leif Hoegh & Co............................                 1,400       24,352
 Norsk Hydro................................                13,000      636,359
 Norsk Skog.................................                 1,800       54,307
 Nycomed, Class A...........................                 3,700       53,253
 Nycomed, Class B...........................                 2,550       35,327
 Orkla, Class A.............................                 2,350      123,716
 Orkla, Class B.............................                   700       34,050
 Transocean.................................                 4,461      115,708
 Uni-Storebrand.............................                15,450       69,445
 Unitor Ship................................                 1,200       19,395
                                                                   ------------
                                                                      1,473,271
                                                                   ------------
SINGAPORE--5.3%
 Amcol Holdings.............................                29,000       64,105
 City Developments..........................                75,000      584,505
 Cycle and Carriage.........................                22,000      235,360
 Development Bank Singapore.................                65,000      810,517
 Fraser and Neave Limited...................                26,800      277,219
 Haw Par Brothers International.............                 1,800          695
 Jurong Shipyard............................                11,000       55,723
 Keppel Corp................................                50,000      418,010
 Overseas Chinese Banking Corp..............                87,000    1,017,039
 Overseas Union Enterprises.................                 8,700       69,652
 Sia Limited Foreign........................               123,000    1,298,449
 Singapore Techology........................                60,000      158,982
 Singapore Press Holdings...................                32,800      643,710
 Singapore Telecommunications...............               480,000    1,278,672
 Straits Trading Co.........................                29,000       76,021
 United Overseas Bank.......................                87,600      837,859
                                                                   ------------
                                                                      7,826,518
                                                                   ------------
UNITED KINGDOM--16.4%
 Abbey National PLC(b)......................                32,800      275,717
 Anglian Water PLC..........................                 6,500       59,891

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 Argos PLC..................................                 6,906 $     80,050
 Argyll Group...............................                27,800      149,886
 Arjo Wiggins...............................                26,000       71,100
 Associated British FDS.....................                24,500      147,323
 Barclays PLC(b)............................                39,300      472,024
 Barratt Development........................                 7,800       30,783
 Bass PLC(b)................................                27,900      350,709
 BAT Industries.............................                80,400      625,874
 BBA Group..................................                12,100       57,907
 BICC PLC...................................                10,500       50,575
 Blue Circle Industries.....................                21,300      119,144
 BOC Group..................................                13,100      188,078
 Boots Co. PLC..............................                23,400      210,518
 Bowthorpe PLC..............................                 5,600       39,156
 BPB Industries.............................                13,800       68,401
 British Aerospace..........................                12,400      188,239
 British Airways............................                26,400      227,251
 British Gas................................               121,000      338,413
 British Land Co.(b)........................                12,100       79,527
 British Petroleum..........................               172,900    1,516,541
 British Sky Boardcasting...................                46,800      319,958
 British Steel..............................                55,100      140,836
 British Telecom............................               170,000      913,937
 BTR PLC....................................               112,510      443,115
 Cable & Wireless...........................                60,100      397,808
 Cadbury Schweppes PLC......................                26,900      212,747
 Carlton Communication......................                13,950      112,278
 Chubb Security(b)..........................                 6,800       34,127
 Coats Viyella..............................                27,700       74,028
 Commercial Union...........................                17,200      155,006
 Courtaulds PLC.............................                11,000       72,640
 De La Rue PLC..............................                 5,400       49,924
 East Midland Electric......................                 9,500       76,904
 Electrocomponent PLC.......................                12,800       75,974
 English China Clays........................                 8,300       33,402
 General Accident PLC.......................                11,700      118,712
 General Electric...........................                82,600      445,346

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 GKN PLC....................................                11,800 $    181,148
 Glaxo Holdings PLC.........................                88,700    1,194,221
 Granada Group..............................                16,000      214,299
 Grand Metropolitan.........................                58,900      390,784
 Great Universe Stores PLC..................                24,700      250,996
 Guardian Royal Exchange PLC................                21,700       83,619
 Guinness...................................                51,700      375,947
 Hammerson PLC..............................                 8,100       45,686
 Hanson.....................................               143,200      401,619
 Harrison & Crossfield PLC..................                19,400       40,994
 Hepworth Ceramic...........................                 6,800       30,535
 HSBC Holdings..............................                65,100    1,019,616
 IMI PLC....................................                 9,400       51,630
 Imperial Chemical Industries...............                19,700      241,205
 Kingfisher PLC.............................                16,400      164,869
 Ladbroke Group PLC(b)......................                31,800       88,938
 Land Securities PLC........................                15,400      149,074
 Legal & General............................                12,900      134,094
 Lloyds TSB Group...........................               180,086      881,413
 London Electricity PLC.....................                 4,728       45,988
 Lonrho PLC(b)..............................                21,200       60,939
 Lucas Industries PLC.......................                28,300       99,596
 Marks & Spencer PLC........................                71,800      524,901
 Metal Box-Caradon(b).......................                16,400       55,042
 MEPC.......................................                11,800       74,439
 Mercury Asset Management...................                 3,800       56,978
 National Grid Group(b).....................                47,242      125,154
 National Power.............................                31,500      254,511
 Next PLC...................................                 9,200       80,480
 P & O Steam Nav(b).........................                19,900      150,273
 Pearson PLC................................                15,200      156,821
 Pilkington Ord PLC.........................                27,300       76,776
 Provident Financial........................                 8,000       57,179
 Prudential Corp............................                52,600      331,822
 Rank Organisation PLC......................                23,900      184,936
 Redland PLC................................                16,600      103,430

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Market
                                                                      Value
                Description                                 Shares (Note 2(a))
                -----------                                 ------ -----------

UNITED KINGDOM (CONTINUED)
 Reed International..........................               15,400 $    257,710
 Rentokil Group..............................               21,780      138,412
 Reuters Holdings PLC(b).....................               46,700      565,261
 Rexam PLC...................................               15,900       83,750
 RMC Group...................................                7,200      113,327
 Rolls Royce.................................               42,700      148,617
 Royal Bank of Scotland PLC..................               20,000      153,204
 Royal Insurance PLC.........................               24,200      149,655
 RTZ Corp....................................               29,100      430,904
 Rugby.......................................               17,800       30,422
 Sainsbury (J) PLC...........................               44,400      261,467
 Schroders PLC(b)............................                5,700      120,007
 Scottish & New Castle PLC(b)................               15,500      158,712
 Scottish Power PLC(b).......................               23,100      109,113
 Sears PLC...................................               88,800      136,592
 Sedgwick Group..............................               24,700       52,962
 Slough Estate PLC...........................               11,400       38,969
 Smith Industries............................               10,800      118,138
 Smithkline Beecham..........................               85,745      917,291
 Southern Electric PLC(b)....................                7,186       79,722
 Southern Water PLC..........................                3,700       57,605
 T & N PLC...................................               15,700       34,152
 Tarmac PLC..................................               25,500       43,980
 Tate & Lyle PLC.............................               10,800       76,857
 Taylor Woodrow PLC..........................               16,600       40,237
 Tesco.......................................               77,700      354,941
 Thames Water PLC............................               22,800      200,868
 Thorn EMI PLC(b)............................               11,700      326,139
 TI Group PLC(b).............................               12,800      107,000
 Unigate Limited.............................                6,400       39,578
 Unilever PLC................................               22,100      439,538
 United Biscuts PLC..........................               14,400       47,881
 United Utilities PLC........................               11,600       97,689
 Vodafone Group..............................               83,100      309,240
 Williams Holdings...........................               15,900       83,750
 Wimpey George PLC...........................               15,600       36,116

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Market
                                                                  Value
            Description                               Shares   (Note 2(a))
            -----------                               ------   -----------

UNITED KINGDOM (CONTINUED)
 Wolseley............................                  15,200  $    107,459
 Zeneca Group........................                  23,700       524,019
                                                               ------------
                                                                 24,395,085
                                                               ------------
TOTAL COMMON STOCKS
  (COST $111,710,756)................                           119,198,301
                                                               ------------
PREFERRED STOCKS--0.2%
AUSTRALIA--0.1%
 News Corp., Limited Voting Preferred
   Shares............................                  24,100       117,601
                                                               ------------
FRANCE--0.0%
 Casino Guich-Perr, Preferred Shares.                      50         1,384
                                                               ------------
GERMANY--0.1%
 Lufthansa AG, Preferred Shares
   Nonvoting.........................                      50         7,046
 MAN AG, NV..........................                      50         9,723
 RWE AG, Preferred Shares Non-voting.                   1,500        46,070
 SAP AG, Preferred Shares Non-voting.                     500        74,303
 Volkswagon AG, Preferred Shares
   Non-voting........................                      50        13,698
                                                               ------------
                                                                    150,840
                                                               ------------
TOTAL PREFERRED STOCKS
  (COST $229,246)....................                               269,825
                                                               ------------
                                                     Principal
                                            Maturity  Amount
            Description               Rate    Date     (000)
            -----------               ----  -------- ---------
FOREIGN CORPORATE OBLIGATIONS--9.1%
GERMANY--9.1%
 Bundeslaender Versicher
   (cost $14,454,720)................ 4.79% 12/22/97  $20,000    13,699,140
                                                               ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal    Market
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------
SHORT-TERM INVESTMENTS--9.7%
U.S. TREASURY BILLS--9.7%
 U.S. Treasury Bill...................... 4.99%   7/5/96  $ 1,000  $    999,446
 U.S. Treasury Bill...................... 5.36%  7/25/96    1,500     1,494,645
 U.S. Treasury Bill...................... 5.41%  8/22/96    1,150     1,141,170
 U.S. Treasury Bill...................... 5.31%  9/19/96    1,000       988,666
 U.S. Treasury Bill...................... 4.83% 10/17/96    3,000     2,953,827
 U.S. Treasury Bill...................... 5.14% 11/14/96    2,000     1,960,784
 U.S. Treasury Bill...................... 4.58%   1/9/97    2,000     1,944,638
 U.S. Treasury Bill...................... 5.18%   3/6/97    1,130     1,089,130
 U.S. Treasury Bill...................... 6.13%  5/31/97    2,000     2,006,250
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $14,585,002).....................                            14,578,556
                                                                   ------------
TOTAL INVESTMENTS--98.8%
  (COST $140,979,724)(A).................                           147,745,822
Other assets in excess of liabilities--
  1.2%...................................                             1,847,015
                                                                   ------------
NET ASSETS--100.0%.......................                          $149,592,837
                                                                   ============

-----------
Percentages indicated are based on net assets of $149,021,086.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $10,045,959
    Unrealized depreciation........................................  (3,279,861)
                                                                    -----------
    Net unrealized appreciation.................................... $ 6,766,098
                                                                    ===========

(b) Represents non-income producing securities.

                                                 Contract  Contract  Unrealized
                                                   Price    Value   Depreciation
                                                 --------  -------- ------------
FOREIGN CURRENCY INVESTMENTS
CURRENCY PURCHASED:
 German Deutsche Mark........................... $0.654206 $      1   $     --
 Japanese Yen................................... $0.911730    2,634         (5)
 Japanese Yen................................... $1.068114  569,116    (98,885)
                                                           --------   --------
TOTAL FOREIGN CURRENCY INVESTMENTS
  (COST $670,640)...............................           $571,751   $(98,890)
                                                           ========   ========

                                       Market Value                 Unrealized
                             Number of   Covered                   Appreciation
                             Contracts by Contracts   Expiration    at 6/30/96
                             --------- ------------   ----------   ------------
FINANCIAL FUTURES
FINANCIAL FUTURES PURCHASED
  LONG:
 Japanese Yen--TOPIX(1)....     108    $16,844,850  September 1996   $321,616

-----------
(1) Exchange traded local currency denominated futures contracts.

                       See Notes to Financial Statements.


PRAIRIE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal    Market
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

CORPORATE OBLIGATIONS--38.4%
AEROSPACE & DEFENSE--2.3%
 Lockheed Martin, Corp. ................. 7.75%   5/1/26  $ 4,800  $  4,771,560
                                                                   ------------
ASSET-BACKED SECURITIES--5.9%
 Advanta Mortgage Loan Trust,
   Series 1994-3, Class A2............... 7.60%  7/25/10    3,915     3,965,617
 Green Tree Home Improvement Loan Trust,
   Series 1994-B1, Class A-1............. 7.15%  7/15/14      876       884,348
 MBNA Master Credit Card Trust,
   Series 1994-C, Class A................ 5.75%  3/15/04    1,655     1,663,952
 Olympic Automobiles Receivables Trust,
   Series 1995-D......................... 6.15%  7/15/01    2,300     2,274,307
 People's Bank Credit Card Master Trust,
   Series 1993-1, Class A................ 4.80% 12/15/99    1,240     1,238,374
 Security Pacific Acceptance Corp.
   Series 1995-1......................... 7.25%  5/10/20    2,000     1,984,618
                                                                   ------------
                                                                     12,011,216
                                                                   ------------
BANKING--10.0%
 AAB, Global Bond, Guaranteed by ABN Amro
   Bank.................................. 7.25%  5/31/05    4,800     4,793,515
 Chase Manhattan Corp., Subordinate Note. 9.75%  11/1/01    3,000     3,371,150
 Chevy Chase Auto Receivables Trust
   Class A............................... 5.80%  6/15/02    2,465     2,455,858
 Mellon Financial Co., Senior Notes...... 7.63% 11/15/99    2,310     2,375,472
 Midland Bank............................ 6.95%  3/15/11    3,000     2,816,250
 NationsBank............................. 7.75%  8/15/15    3,000     3,006,468
 Norwest Corp., Medium Term Note......... 7.75%   3/1/02    1,500     1,560,239
                                                                   ------------
                                                                     20,378,952
                                                                   ------------
BROKERAGE SERVICES--3.3%
 Goldman Sachs........................... 6.10%  4/15/98    3,000     2,976,267
 Salomon, Inc. Senior Notes.............. 6.70%  12/1/98    3,700     3,698,124
                                                                   ------------
                                                                      6,674,391
                                                                   ------------

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal    Market
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

FINANCE--2.8%
 Chemical Master Credit Card Trust,
   Class A, Source Mortgage.............. 6.23%  4/15/05  $ 2,500  $  2,429,073
                                          9.00%   6/1/12    3,225     3,357,586
                                                                   ------------
                                                                      5,786,659
                                                                   ------------
FOREIGN--5.5%
 European Investment Bank................ 8.88%   3/1/01    1,000     1,086,398
 Rep Italy............................... 6.88%  9/27/23    5,000     4,518,750
 SNCB Belgium............................ 8.88%  12/1/24    5,000     5,610,110
                                                                   ------------
                                                                     11,215,258
                                                                   ------------
HEALTH CARE & HOSPITAL MANAGEMENT--2.0%
 Columbia HCA/Health, Medium Term Note... 6.87%  9/15/03    4,250     4,159,841
                                                                   ------------
HOTELS & GAMING--1.2%
 Marriott International, Inc., Senior
   Note.................................. 7.88%  4/15/05    2,500     2,551,250
                                                                   ------------
RETAIL STORES--1.2%
 Dayton Hudson Corp...................... 6.10%  2/25/02    2,500     2,491,823
                                                                   ------------
SCIENTIFIC & MEDICAL INSTRUMENTS--1.5%
 Beckman Instruments..................... 7.05%   6/1/26    3,000     2,989,181
                                                                   ------------
TELECOMMUNICATIONS--2.2%
 Bell Telephone.......................... 8.35% 12/15/30    4,000     4,571,392
                                                                   ------------
UTILITIES--0.5%
 West Texas Utilities.................... 6.38%  10/1/05    1,000       940,266
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $79,450,382).....................                            78,541,789
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--5.4%
 Federal Home Loan Bank.................. 5.94%  1/30/01    3,000     2,897,748
 Federal Home Loan Mortgage Corp......... 7.35%  3/22/05    8,000     8,151,673
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $11,120,080).....................                            11,049,421
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal    Market
                                                 Maturity  Amount      Value
              Description                  Rate    Date     (000)   (Note 2(a))
              -----------                  ----  -------- --------- -----------

U.S. GOVERNMENT OBLIGATIONS--53.2%
U.S. TREASURY BONDS--10.5%
 U.S Treasury Bond.......................  7.25%  8/15/04  $ 1,000  $  1,035,625
 U.S Treasury Bond....................... 12.75% 11/15/10    1,600     2,248,000
 U.S Treasury Bond....................... 10.38% 11/15/12    5,000     6,350,000
 U.S Treasury Bond.......................  8.75%  5/15/17    4,025     4,777,172
 U.S Treasury Bond.......................  8.13%  8/15/19    1,000     1,121,875
 U.S Treasury Bond.......................  7.88%  2/15/21    5,500     6,027,648
                                                                    ------------
                                                                      21,560,320
                                                                    ------------
U.S. TREASURY NOTES--42.7%
 U.S. Treasury Note......................  5.75%  9/30/97    8,000     7,985,000
 U.S. Treasury Note......................  7.38% 11/15/97    9,100     9,262,088
 U.S. Treasury Note......................  5.38%  5/31/98      375       370,077
 U.S. Treasury Note......................  5.13%  6/30/98      400       392,874
 U.S. Treasury Note......................  4.75% 10/31/98   19,000    18,412,159
 U.S. Treasury Note......................  5.00%  1/31/99      550       534,188
 U.S. Treasury Note......................  6.88%  8/31/99    1,785     1,811,215
 U.S. Treasury Note......................  7.13%  9/30/99      165       168,661
 U.S. Treasury Note......................  7.88% 11/15/99      990     1,034,550
 U.S. Treasury Note......................  7.75% 11/30/99    2,440     2,541,409
 U.S. Treasury Note......................  7.75%  1/31/00   12,100    12,618,013
 U.S. Treasury Note......................  8.50%  2/15/00      830       885,764
 U.S. Treasury Note......................  6.88%  3/31/00      800       812,249
 U.S. Treasury Note......................  6.13%  7/31/00    5,000     4,945,305
 U.S. Treasury Note......................  8.75%  8/15/00    1,870     2,025,444
 U.S. Treasury Note......................  6.25%  8/31/00    3,000     2,980,308
 U.S. Treasury Note......................  7.50% 11/15/01   18,050    18,845,301
 U.S. Treasury Note......................  7.50%  5/15/02      150       156,938
 U.S. Treasury Note......................  7.25%  5/15/04    1,500     1,553,438
                                                                    ------------
                                                                      87,334,981
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $109,319,933)....................                            108,895,301
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

                                                         Principal    Market
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------
SHORT-TERM INVESTMENT--2.0%
TIME DEPOSIT--2.0%
 JJ Lummis (cost $4,179,000)............. 5.56%  7/1/96    4,179   $  4,179,000
                                                                   ------------
TOTAL INVESTMENTS--99.0%
  (COST $204,069,395)(A).................                           202,665,511
Other assets in excess of liabilities--
  1.0%...................................                             2,091,394
                                                                   ------------
NET ASSETS--100.0%.......................                          $204,756,905
                                                                   ============

-----------
Percentages indicated are based on net assets of $204,756,905.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $12,813. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation....................................... $ 1,524,512
    Unrealized depreciation.......................................  (2,941,209)
                                                                   -----------
    Net unrealized depreciation................................... $(1,416,697)
                                                                   ===========

                      See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal    Market
                                                Maturity  Amount      Value
             Description                 Rate     Date     (000)   (Note 2(a))
             -----------                ------- -------- --------- ------------

CORPORATE OBLIGATIONS--33.5%
ASSET-BACKED SECURITIES--6.6%
 Advanta Mortgage Loan Trust,
   Series 1994-3, Class A2.............   7.60%  7/25/10  $ 1,625  $  1,646,010
 First U.S.A. Credit Card Master Trust,
   Series 1992-1, Class A..............   5.20%  6/15/98      333       332,720
 Green Tree Financial Corp.,
   Manufactured Housing Senior
   Subordinate Passthrough,
   Series 1995-4, Class A6.............   7.30%  7/15/25    3,000     2,886,657
 Security Pacific Acceptance Corp.
   Manufactured Housing Contract Senior
   Subordinate, Series 1995-1, Class
   A3..................................   7.25%  4/10/20    2,000     1,984,618
 Standard Credit Card Master Trust I,
   Participation Certificates,
   Series 1994-2, Class A..............   7.25%   4/7/06    1,800     1,806,946
                                                                   ------------
                                                                      8,656,951
                                                                   ------------
BANKING--13.0%
 ABN-ARMO Bank N.V., Chicago
   Subordinate Note....................   7.25%  5/31/05    2,000     1,997,298
 Chase Manhattan Corp.,
   Subordinate Note....................   9.75%  11/1/01    2,000     2,247,434
 Chemical Master Credit Card Trust I,
   Series 1995-3, Asset-Backed, Class
   A...................................   6.23%  4/15/05    1,000       971,629
 Chevy Chase Auto Receivables Trust
   Series 1995-2, Class A..............   5.80%  6/15/02    1,643     1,637,238
 International Bank for Reconstruction
   and Development.....................   9.64%  4/30/99    1,500     1,621,831
 International Bank for Reconstruction
   and Development.....................   8.25%   9/1/16    2,000     2,180,098
 Midland Bank..........................   6.95%  3/15/11    2,000     1,877,500
 NationsBank Corp......................   7.75%  8/15/15    2,000     2,004,312
 Salomon, Inc., Senior Notes...........   6.70%  12/1/98    2,500     2,498,732
                                                                   ------------
                                                                     17,036,072
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal    Market
                                                 Maturity  Amount      Value
             Description                  Rate     Date     (000)   (Note 2(a))
             -----------                 ------- -------- --------- ------------

CABLE TV SYSTEMS--1.9%
 Cablevision Industries................    9.25%   4/1/08  $ 2,500  $  2,531,250
                                                                    ------------
CHEMICALS--1.2%
 Monsanto Co., Debenture...............    8.20%  4/15/25    1,500     1,538,021
                                                                    ------------
FINANCE--2.4%
 Sears Credit Account Master Trust,
   Series 1995-3, Class A..............    7.00% 10/15/04    1,600     1,625,870
 Source One Mortgage...................    9.00%   6/1/12    1,500     1,561,668
                                                                    ------------
                                                                       3,187,538
                                                                    ------------
FOREIGN GOVERNMENT--1.8%
 Province of Quebec....................    6.50%  1/17/06    2,500     2,356,548
                                                                    ------------
HEALTH CARE & HOSPITAL MANAGEMENT--1.8%
 Columbia/HCA..........................    7.58%  9/15/25    2,500     2,417,095
                                                                    ------------
HOTELS AND GAMING--1.6%
 Marriott International, Inc., Senior
   Note, Series B......................    7.88%  4/15/05    2,000     2,041,000
                                                                    ------------
RETAIL STORES--2.5%
 Dayton Hudson Credit Card Master
   Trust, Series 95-1, Class A.........    6.10%  2/25/02    1,500     1,495,093
 Dayton Hudson Corp., Debentures.......    7.88%  6/15/23    1,800     1,763,055
                                                                    ------------
                                                                       3,258,148
                                                                    ------------
UTILITIES--0.7%
 West Texas Utilities..................    6.38%  10/1/05    1,000       940,265
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $44,699,037)...................                               43,962,888
                                                                    ------------
U.S. GOVERNMENT OBLIGATIONS--60.6%
U.S. TREASURY BONDS--20.0%
 U.S. Treasury Bond....................   10.75%  5/15/03    1,000     1,225,311
 U.S. Treasury Bond....................   11.13%  8/15/03    3,500     4,380,463
 U.S. Treasury Bond....................   10.38% 11/15/12    3,000     3,810,000
 U.S. Treasury Bond....................    9.88% 11/15/15    1,000     1,302,500
 U.S. Treasury Bond....................    8.75%  5/15/17    8,445    10,023,159
 U.S. Treasury Bond....................    7.88%  2/15/21    4,000     4,383,744
 U.S. Treasury Bond....................    7.63%  2/15/25    1,000     1,078,436
                                                                    ------------
                                                                      26,203,613
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal    Market
                                                 Maturity  Amount      Value
             Description                  Rate     Date     (000)   (Note 2(a))
             -----------                 ------- -------- --------- ------------

U.S. TREASURY NOTES--40.6%
 U.S. Treasury Note....................    4.75%  2/15/97  $10,500  $ 10,440,937
 U.S. Treasury Note....................    7.88%  1/15/98      700       718,813
 U.S. Treasury Note....................    5.00%  1/31/99    6,450     6,264,562
 U.S. Treasury Note....................    7.75% 11/30/99    4,000     4,166,244
 U.S. Treasury Note....................    6.75%  4/30/00    6,200     6,267,803
 U.S. Treasury Note....................    7.75%  2/15/01    2,000     2,101,250
 U.S. Treasury Note....................    7.50% 11/15/01    6,800     7,099,615
 U.S. Treasury Note....................    7.25%  5/15/04    7,000     7,249,375
 U.S. Treasury Note....................    6.50%  8/15/05    9,000     8,867,799
                                                                    ------------
                                                                      53,176,398
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $80,061,634)...................                               79,380,011
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
  1.7%
 Federal National Mortgage Association.    5.66%  8/25/08    1,169     1,058,963
 Federal National Mortgage Association.    6.00% 12/25/21    1,250     1,151,049
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $2,236,072)........                                2,210,012
                                                                    ------------
SHORT-TERM INVESTMENTS--3.1%
TIME DEPOSIT--3.1%
 JJ Lummis (cost $4,058,002)...........    5.56%   7/1/96    4,058     4,058,002
                                                                    ------------
TOTAL INVESTMENTS--98.9%
  (COST $131,054,745)(A)...............                              129,610,913
Other assets in excess of liabilities--
  1.1%.................................                                1,410,035
                                                                    ------------
NET ASSETS--100.0%.....................                             $131,020,948
                                                                    ============

-----------
Percentages indicated are based on net assets of $131,020,948.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation....................................... $ 1,124,945
    Unrealized depreciation.......................................  (2,568,777)
                                                                   -----------
    Net unrealized depreciation................................... $(1,443,832)
                                                                   ===========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal   Market
                                                 Maturity  Amount      Value
              Description                 Rate     Date     (000)   (Note 2(a))
              -----------                ------- -------- --------- -----------

CORPORATE OBLIGATIONS--4.2%
BRITISH POUNDS STERLING--1.1%
 Barclays Bank..........................  10.25% 12/10/97  $   120  $   195,429
                                                                    -----------
FRENCH FRANCS--1.5%
 Unilever NV............................   9.88%   9/4/97    1,300      267,987
                                                                    -----------
JAPANESE YEN--1.6%
 Export-Import Bank of Japan............   4.38%  10/1/03      300      296,760
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $837,604).......................                                760,176
                                                                    -----------
FOREIGN GOVERNMENT OBLIGATIONS--67.7%
AUSTRALIAN DOLLAR--2.2%
 Australia Government...................   9.00%  9/15/04      500      397,627
                                                                    -----------
BELGIUM FRANC--2.8%
 Belgium Government, Series 19..........   6.50%  3/31/05   16,000      506,256
                                                                    -----------
BRITISH POUNDS STERLING--6.6%
 United Kingdom Exchequer...............  12.25%  3/26/99      250      440,162
 United Kingdom Gilt....................   8.00%  9/27/13      500      762,576
                                                                    -----------
                                                                      1,202,738
                                                                    -----------
CANADIAN DOLLAR--3.0%
 Canadian Government....................   9.75%  10/1/97      200      153,981
 Canadian Government....................  10.75%  3/15/98      500      394,949
                                                                    -----------
                                                                        548,930
                                                                    -----------
DANISH KRONE--2.0%
 Kingdom of Denmark.....................   9.00% 11/15/98    2,000      369,904
                                                                    -----------
FINNISH MARKKA--1.8%
 Republic of Finland....................   6.00%  1/29/02      300      319,320
                                                                    -----------
FRENCH FRANC--7.3%
 France O.A.T...........................   8.50%  6/25/97    2,800      565,320
 France O.A.T...........................   5.50%  4/25/04    1,100      202,239
 France O.A.T...........................   6.50%  4/25/11    3,000      564,558
                                                                    -----------
                                                                      1,332,117
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal   Market
                                                 Maturity  Amount      Value
              Description                 Rate     Date     (000)   (Note 2(a))
              -----------                ------- -------- --------- -----------
GERMAN DEUTSCHEMARK--10.5%
 Austria Republic.......................   6.00%   4/1/98  $   600  $   405,613
 Bundesrepublic.........................   9.00% 10/20/00      600      446,450
 Bundesrepublic.........................   6.00%   1/5/06    1,000      630,888
 Deutsche Bundespost....................   7.50%   8/2/04      600      417,163
                                                                    -----------
                                                                      1,900,114
                                                                    -----------
ITALIAN LIRA--9.1%
 Italy Government.......................   8.50%   1/1/99   15,000      984,000
 Italy Government.......................   9.50%   2/1/06   10,000      662,000
                                                                    -----------
                                                                      1,646,000
                                                                    -----------
JAPANESE YEN--13.3%
 Japan Development Bank.................   6.50%  9/20/01      350      381,500
 Japan Government Bank, Series 175......   4.50% 12/20/04      400      401,760
 Government of Japan....................   3.20%  3/20/06    1,800    1,642,428
                                                                    -----------
                                                                      2,425,688
                                                                    -----------
NETHERLANDS GUILDER--3.8%
 Netherlands Government.................   5.75%  1/15/04    1,200      686,125
                                                                    -----------
SPANISH PESETA--2.9%
 Spanish Government.....................   8.00%  5/30/04      700      519,750
                                                                    -----------
SWEDEN KRONA--2.4%
 Sweden Government......................   8.00%  8/15/07    3,000      431,949
                                                                    -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (COST $12,090,131)....................                             12,286,518
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal   Market
                                                Maturity  Amount      Value
             Description                Rate      Date     (000)   (Note 2(a))
             -----------               -------  -------- --------- -----------
SUPRANATIONAL OBLIGATIONS--10.1%
GERMAN DEUTSCHEMARKS--2.3%
 European Investment Bank.............   7.50%   11/4/02  $   600  $   420,040
                                                                   -----------
JAPANESE YEN--7.8%
 Asian Development Bank...............   5.00%    2/5/03      400      409,360
 Council of Europe....................   6.88%    3/5/01      300      326,160
 International Bank Reconstruction &
   Development........................   5.25%   3/20/02      300      311,640
 Interamerican Development Bank.......   7.25%   5/15/00      350      378,910
                                                                   -----------
                                                                     1,426,070
                                                                   -----------
TOTAL SUPRANATIONAL OBLIGATIONS
  (COST $2,035,096)...................                               1,846,110
                                                                   -----------
SHORT-TERM INVESTMENTS--24.0%
U.S. TREASURY BILLS--24.0%
 U.S. Treasury Bill...................   5.03%*  8/22/96    1,900    1,886,469
 U.S. Treasury Bill...................   5.07%*   9/5/96    2,500    2,476,990
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $4,362,995)...................                               4,363,459
                                                                   -----------
TOTAL INVESTMENTS--106.0%
  (COST $19,325,826)(A)...............                              19,256,263
Liabilities in excess of other
  assets--(6.0)%......................                              (1,100,308)
                                                                   -----------
TOTAL NET ASSETS--100.0%..............                             $18,155,955
                                                                   ===========

-----------
Percentages indicated are based on net assets of $18,155,955.
*   Yield at purchase.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation....................................... $ 423,220
      Unrealized depreciation.......................................  (492,783)
                                                                     ---------
      Net unrealized depreciation................................... $ (69,563)
                                                                     =========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
MUNICIPAL BONDS--99.5%
ALABAMA--0.3%
 Columbia Industrial Bonds,
   Development Pollution
   Control, Series C......... VMIG1/A-1   3.75%  10/1/22  $ 1,100  $  1,100,000
                                                                   ------------
ALASKA--0.6%
 Alaska Student Loan Corp.,
   Student Loan Revenue,
   State Assisted, Series A
   (A.M.T.)..................       A/A   5.50%   7/1/04    1,000       977,870
 North Slope Boro Refunding,
   Series G (FSA Insured)....   Aaa/AAA   8.35%  6/30/98    1,500     1,615,995
                                                                   ------------
                                                                      2,593,865
                                                                   ------------
ARIZONA--1.3%
 Maricopa County University
   School District No. 41,
   Series C, Collateralized
   by U.S. Government
   Securities (Pre-refunded
   at 100 on 7/1/04) (FGIC
   Insured)..................   Aaa/AAA   6.10%   7/1/14    2,000     2,143,040
 Pima County Refunding,
   Series A..................     Aa/A+   5.00%   7/1/02    3,000     3,036,450
                                                                   ------------
                                                                      5,179,490
                                                                   ------------
CALIFORNIA--9.3%
 California Health Facilities
   Financing Authority
   Revenue Refunding,
   Catholic Health Facilities
   Insured, Series B (AMBAC
   Insured)..................   Aaa/AAA   4.50%   7/1/02    2,500     2,460,600
 Central Valley Financing
   Authority,
   Califcogeneration Project
   Revenue, Carson Ice
   Generation Project........   NR/BBB-   5.40%   7/1/00    2,550     2,549,975

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
CALIFORNIA (CONTINUED)
 Fresno Health Facilities
   Revenue, Holy Cross Health
   Systems Corp. (MBIA
   Insured)..................    A1/AA-   5.00%  12/1/02  $ 1,500  $  1,517,190
 Fresno Health Facilities
   Revenue, Holy Cross Health
   Systems Corp. (MBIA
   Insured)..................    A1/AA-   5.10%  12/1/03    1,570     1,588,306
 Fresno Health Facilities
   Revenue, Holy Cross Health
   Systems Corp. (MBIA
   Insured)..................    A1/AA-   5.10%  12/1/03      635       642,404
 Los Angeles Wastewater
   Systems Revenue, Series A
   (MBIA Insured)............   Aaa/AAA   8.50%   6/1/00    1,360     1,548,945
 MSR Public Power Agency
   California, San Juan
   Project Revenue Refunding,
   Series F (AMBAC Insured)..   Aaa/AAA   5.55%   7/1/02    1,615     1,687,417
 Northern California Power
   Agency, Public Power
   Refunding, Series B-1,
   Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 100 on
   7/1/98)...................    NR/AAA   8.00%   7/1/24    3,000     3,223,650
 Orange County Recovery
   Certificate Participation,
   Series A..................   Aaa/AAA   5.70%   7/1/10    4,000     3,969,520
 Sacramento Cogeneration
   Authority Revenue, Procter
   & Gamble Project..........   NR/BBB-   5.80%   7/1/01    1,300     1,306,148
 Sacramento Cogeneration
   Authority Revenue, Procter
   & Gamble Project..........   NR/BBB-   5.60%   7/1/99    3,300     3,341,810

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
CALIFORNIA (CONTINUED)
 Sacramento Cogeneration
   Authority Revenue, Procter
   & Gamble Project..........   NR/BBB-   5.90%   7/1/02  $ 1,000  $  1,002,500
 South Coast Air Quality
   Management District
   Building Corp., California
   Revenue Institutional
   Sale, Series B............   Aaa/AAA   7.12%   8/1/14    3,650     4,003,211
 University of California
   Revenue Refunding,
   Multiple Purpose Projects
   (MBIA Insured)............   Aaa/AAA   6.20%   9/1/01    6,675     7,166,146
                                                                   ------------
                                                                     36,007,822
                                                                   ------------
COLORADO--7.0%
 Adams County Single Family
   Mortgage Revenue, Series
   A, Collateralized by U.S.
   Government Securities.....   Aaa/AAA   8.88%   8/1/03    1,230     1,517,759
 Denver City and County
   Airport, Series A.........   Aaa/AAA   8.50% 11/15/07    2,000     2,281,860
 Denver City and County
   Airport, Series A.........   Baa/BBB   8.00% 11/15/25    1,360     1,528,817
 Denver City and County
   Airport, Series B
   (A.M.T.)..................   Baa/BBB   7.25% 11/15/05    2,000     2,170,920
 Denver City and County
   Airport, Series C.........   Baa/BBB   6.55% 11/15/03    1,145     1,199,365
 Denver City and County
   Airport, Series D.........   Baa/BBB   7.30% 11/15/00    2,900     3,133,856
 Denver City & County Water
   Refunding.................     Aa/AA   7.00%  10/1/99    8,665     9,312,535
 Denver Metropolitan Major
   League Baseball Stadium,
   Colorado Revenue
   Refunding, Sales Tax,
   Baseball Stadium Project
   (FGIC Insured)............   Aaa/AAA   4.60%  10/1/05    2,000     1,910,440

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
COLORADO (CONTINUED)
 Poudre Valley Hospital
   District Revenue,
   Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 101 on
   12/1/01) (AMBAC Insured)..   Aaa/AAA   6.63%  12/1/01  $ 3,750  $  4,110,750
                                                                   ------------
                                                                     27,166,302
                                                                   ------------
DISTRICT OF COLUMBIA--3.5%
 District of Columbia, Series
   A, Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 102 on
   6/1/00)...................   Aaa/AAA   7.25%   6/1/05    1,125     1,245,645
 District of Columbia
   Hospital Revenue,
   Washington Hospital Center
   Corp. Issue, Series A,
   Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 102 on
   1/1/01)...................    NR/BBB   8.75%   1/1/01    2,750     3,222,120
 District of Columbia
   Refunding, Series A-1
   (MBIA Insured)............   Aaa/AAA   4.65%   6/1/02    1,500     1,469,850
 District of Columbia
   Refunding, Series A-1
   (MBIA Insured)............   Aaa/AAA   4.75%   6/1/03    2,960     2,854,920
 District of Columbia
   Refunding, Series B-1
   (AMBAC Insured)...........   Aaa/AAA   5.10%   6/1/03    3,000     2,976,090
 District of Columbia
   Refunding, Series B-3
   (MBIA Insured)............   Aaa/AAA   5.20%   6/1/04    2,000     1,983,020
                                                                   ------------
                                                                     13,751,645
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
FLORIDA--5.3%
 Dade County Water & Sewer
   Systems, Water Utility
   Improvements..............   Aaa/AAA   5.50%  10/1/25  $10,500  $ 10,008,180
 Florida State Board of
   Education Capital Outlay
   Refunding, Series A,
   Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 102 on
   6/1/00)...................   Aaa/AAA   7.25%   6/1/23    4,620     5,127,738
 Lakeland Water & Electric
   Revenue, Series A.........   Aaa/AAA   6.00%  10/1/10    5,170     5,462,002
                                                                   ------------
                                                                     20,597,920
                                                                   ------------
GEORGIA--5.8%
 Georgia State, G.O. ........   Aaa/AA+   7.25%   9/1/04    9,440    10,892,533
 Georgia State, G.O. ........   Aaa/AA+   7.25%   9/1/05   10,130    11,769,642
                                                                   ------------
                                                                     22,662,175
                                                                   ------------
HAWAII--3.2%
 Hawaii State Department of
   Budget & Finance Special
   Purpose Mortgage Revenue,
   Kapiolani Healthcare
   System....................       A/A   5.60%   7/1/02    2,065     2,089,099
 Hawaii State Refunding,
   Series C..................     Aa/AA   4.25%   7/1/99    7,500     7,446,750
 Hawaii State, School
   Improvements Series BZ....     Aa/AA   5.90%  10/1/06    2,600     2,741,986
                                                                   ------------
                                                                     12,277,835
                                                                   ------------
ILLINOIS--11.5%
 Chicago Metropolitan Water
   Reclamation District......     Aa/AA   5.00%  12/1/02    4,500     4,555,305

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
ILLINOIS (CONTINUED)
 Chicago Public Community
   Building Revenue, Series A
   (MBIA Insured)............   Aaa/AAA   4.90%  12/1/01  $ 3,000  $  3,014,790
 Chicago, O'Hare
   International Airport,
   American Airlines
   Improvements..............     P1/NR   3.70%  12/1/17    6,700     6,700,000
 Chicago Wastewater
   Transmission, Sewer
   Improvements, Refunding
   Bonds.....................   Aaa/AAA   5.00%   1/1/15   11,645    10,468,040
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center....      A/A-   5.10%  10/1/02    1,180     1,163,645
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center....      A/A-   5.00%  10/1/01    1,120     1,108,710
 Metropolitan Pier &
   Exposition Authority,
   Illinois Dedicated State
   Tax Revenue...............      A/A+   6.40%   6/1/03   10,495    11,206,456
 Metropolitan Pier &
   Exposition Authority,
   Illinois Dedicated State
   Tax Revenue...............      A/A+   6.50%   6/1/05    2,960     3,183,687
 Regional Transportation
   Authority, Series A (AMBAC
   Insured)..................   Aaa/AAA   8.00%   6/1/03    2,785     3,252,852
                                                                   ------------
                                                                     44,653,485
                                                                   ------------
INDIANA--2.3%
 Indiana State Office
   Community Building Capital
   Complex Revenue Refunding,
   State Office Building II
   Facilities, Series D......     A1/A+   6.50%   7/1/99    3,000     3,137,010

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                              Ratings                   Principal    Market
                              Moody's/         Maturity  Amount      Value
        Description             S&P      Rate    Date     (000)   (Note 2(a))
        -----------          ---------  ------ -------- --------- ------------
INDIANA (CONTINUED)
 Indianapolis Economic
   Development Water
   Facilities Revenue
   Refunding, Indianapolis
   Water Co. Project........     A1/A+   5.20%   5/1/01  $ 5,810  $  5,861,535
                                                                  ------------
                                                                     8,998,545
                                                                  ------------
IOWA--0.8%
 Iowa Student Loan Liquidity
   Corp. Student Loan
   Revenue, Series A........    Aa1/NR   6.00%   3/1/98    3,000     3,078,420
                                                                  ------------
MARYLAND--2.7%
 Montgomery County,
   Construction Public
   Improvements, Series A...   Aaa/AAA   5.13%   4/1/08    5,500     5,427,950
 Montgomery County,
   Construction Public
   Improvements, Series A...   Aaa/AAA   5.25%   4/1/09    5,000     4,942,400
                                                                  ------------
                                                                    10,370,350
                                                                  ------------
MASSACHUSETTS--5.2%
 Massachusetts Bay
   Transportation Authority,
   General Transportation
   Systems, Series A,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   3/1/01)..................    Aaa/A+   7.00%   3/1/22    3,500     3,895,850
 Massachusetts State, G.O.,
   Public Improvements,
   Series D.................   Aaa/AAA   5.13%  11/1/08    9,205     8,975,151

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------- ------ -------- --------- ------------
MASSACHUSETTS (CONTINUED)
 Massachusetts State G.O.,
   Series B..................       A/A+  9.25%   7/1/00  $ 2,000  $  2,327,920
 Massachusetts State
   Refunding, Series A.......      A1/A+  6.25%   7/1/02    4,500     4,821,345
                                                                   ------------
                                                                     20,020,266
                                                                   ------------
MINNESOTA--3.9%
 Minnesota State, G.O.,
   School Improvements &
   Public Improvements.......    Aaa/AA+  5.50%   5/1/04    2,000     2,073,920
 Minnesota State Housing
   Financial Agency, Series
   L.........................     Aa/AA+  6.25%   7/1/27   12,910    12,919,683
                                                                   ------------
                                                                     14,993,603
                                                                   ------------
NEVADA--3.3%
 Clark County G.O............      A1/A+  7.00%   9/1/00    6,705     7,289,475
 Las Vegas Refunding G.O. ...       A1/A  6.40%  10/1/03    2,250     2,440,170
 Nevada State Municipal Bond
   Bank Project No. R-5,
   Series A..................      Aa/AA  6.00%   5/1/02    1,000     1,058,060
 Nevada State Municipal Bond
   Bank Project No. R-5,
   Series A..................      Aa/AA  4.50%  11/1/02    1,020       998,203
 Nevada State Refunding,
   Series C, G.O. ...........      Aa/AA  5.90%   4/1/01    1,000     1,049,030
                                                                   ------------
                                                                     12,834,938
                                                                   ------------
NEW YORK--6.0%
 New York City, G.O., Public
   Improvements, Series B.... VMIG1/A-1+  3.75%  10/1/20      300       300,000
 New York City, G.O.,
   Series F..................    Aaa/AAA  3.00% 11/15/00    3,000     2,815,380

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------- ------ -------- --------- ------------
NEW YORK (CONTINUED)
 New York City Municipal
   Water Financing Authority
   Water & Sewer Systems
   Revenue, Series C,
   Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 101.5 on
   6/15/01) (FGIC Insured)...    Aaa/AAA  7.00%  6/15/16  $ 3,805  $  4,232,796
 New York City Municipal
   Water Financial Authority,
   Water & Sewer System
   Refunding Bonds, Series C. VMIG1/A-1+  3.75%  6/15/25      500       500,000
 New York City Municipal
   Water Financial Authority,
   Water & Sewer System,
   Series C.................. VMIG1/A-1+  3.60%  6/15/23      500       500,000
 New York State Energy
   Residential Housing &
   Development Authority
   Pollution Control, Mohawk
   Power, Series A...........    NR/A-1+  3.70%   7/1/15      100       100,000
 New York State Energy
   Residential Housing &
   Development Authority
   Pollution Control,
   Refunding Bonds........... VMIG1/A-1+  3.50%  10/1/29      500       500,000
 New York State Local
   Assistance Corp., Series
   C, Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 102 on
   4/1/2001).................    AAA/AAA  7.50%   4/1/20    4,255     4,838,233

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
NEW YORK (CONTINUED)
 New York State Throughway
   Authority, Highway &
   Bridge Traffic Fund,
   General Purpose, Series Y.     Aa/A+   5.90%   1/1/08  $ 9,000  $  9,407,880
                                                                   ------------
                                                                     23,194,289
                                                                   ------------
NORTH CAROLINA--0.7%
 North Carolina Municipal
   Power Agency No. 1,
   Catawba Electric Revenue,
   (MBIA Insured)............   Aaa/AAA   7.25%   1/1/07    2,500     2,862,875
                                                                   ------------
PENNSYLVANIA--10.5%
 Geisinger Authority Health
   Systems, Series A.........     Aa/AA   5.50%   7/1/03    2,895     2,967,636
 Pennsylvania
   Intergovernmental
   Cooperative Authority,
   Special Tax Revenue, City
   of Philadelphia Funding
   Program, Collateralized by
   U.S. Government Securities
   (Pre-refunded at 100 on
   6/15/02)..................   Aaa/AAA   6.80%  6/15/02    9,375    10,334,719
 Pennsylvania
   Intergovernmental
   Cooperative Authority,
   Special Tax Revenue, City
   of Philadelphia Funding
   Program (FGIC Insured)....   Aaa/AAA   6.00%  6/15/00    7,000     7,334,460
 Philadelphia Gas Works
   Revenue, Fourteenth
   Series....................   Aaa/AAA   7.00%   7/1/02   12,090    13,367,792
 Philadelphia Gas Works
   Revenue, Fifteenth Series
   (FSA Insured).............   Aaa/AAA   4.90%   8/1/02    1,350     1,347,124

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
PENNSYLVANIA (CONTINUED)
 Pittsburgh Water & Sewer
   Authority, Water & Sewer
   System Revenue, Series A..   Aaa/AAA   6.50%   9/1/14  $ 5,000  $  5,481,350
                                                                   ------------
                                                                     40,833,081
                                                                   ------------
SOUTH CAROLINA--1.3%
 South Carolina State Public
   SVC Authority Revenue,
   Series A..................     A1/A+   5.00%   7/1/01    5,000     5,035,200
                                                                   ------------
TENNESSEE--2.6%
 Chattanooga-Hamilton County,
   Hospital Authority
   Hospital Revenue, Enlanger
   Medical Center............   Aaa/AAA   5.63%  10/1/09    5,000     5,050,750
 Tennessee State, Refunding
   Bonds, Series B...........   Aaa/AA+   5.50%   5/1/04    5,000     5,211,200
                                                                   ------------
                                                                     10,261,950
                                                                   ------------
TEXAS--2.4%
 Dallas Independent School
   District, Collateralized
   by U.S. Government
   Securities................    Aa/AAA   8.70%   8/1/00    1,000     1,147,450
 Humble Independent School
   District Refunding (PSFG
   Insured)..................   Aaa/AAA   6.00%  2/15/04    2,035     2,149,102
 Texas State Public Financing
   Authority, Series A.......     Aa/AA   8.00%  10/1/99    1,000     1,104,390
 Texas State Public Financing
   Authority, Series B.......     Aa/AA   5.63%  10/1/11    5,000     5,030,500
                                                                   ------------
                                                                      9,431,442
                                                                   ------------
VIRGINIA--1.7%
 Fairfax County Refunding,
   Series A..................   Aaa/AAA   4.80%   6/1/02    5,250     5,275,358

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
VIRGINIA (CONTINUED)
 Virginia Beach Public
   Improvement, Series A.....     Aa/AA   6.85%   5/1/99  $ 1,100  $  1,165,846
                                                                   ------------
                                                                      6,441,204
                                                                   ------------
WASHINGTON--1.1%
 King County G.O., Series A..   Aa1/AA+   9.00%  12/1/99    1,200     1,366,092
 Snohomish County Public
   Utilities District No.
   001, Electric Revenue
   Generation System,
   Series B (A.M.T.).........     A1/A+   5.15%   1/1/03    1,280     1,265,946
 Washington State Public
   Power Supply Systems,
   Nuclear Project No. 1
   Revenue, Series A,
   Collateralized by U.S.
   Government Securities Pre-
   refunded at 102 on 7/1/99)
   (MBIA Insured)............   Aaa/AAA   7.50%   7/1/15    1,420     1,563,661
                                                                   ------------
                                                                      4,195,699
                                                                   ------------
WEST VIRGINIA--1.6%
 Pleasants County Pollution
   Control Revenue Refunding,
   Monogahela Power Co.,
   Series B..................     A1/NR   6.88%   4/1/98    6,105     6,385,891
                                                                   ------------
WISCONSIN--5.6%
 Wisconsin State Clean Water
   Refunding Bonds, Series 2.     Aa/AA   6.00%   6/1/07    2,500     2,648,926
 Wisconsin State G.O.,
   Series B..................     Aa/AA   7.00%   5/1/01    3,950     4,334,533
 Wisconsin State G.O.,
   Series B..................     Aa/AA   7.00%   5/1/02    4,155     4,612,175

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                               Ratings                   Principal    Market
                               Moody's/         Maturity  Amount      Value
        Description              S&P      Rate    Date     (000)   (Note 2(a))
        -----------           ---------  ------ -------- --------- ------------
WISCONSIN (CONTINUED)
 Wisconsin State G.O.,
   Series B..................     Aa/AA   7.00%   5/1/03  $ 4,625  $  5,181,988
 Wisconsin State Refunding,
   Series 3..................     Aa/AA   4.25%  11/1/99    4,895     4,862,397
                                                                   ------------
                                                                     21,640,019
                                                                   ------------
TOTAL INVESTMENTS--99.5%
  (COST $380,216,692)(A).....                                       386,568,311
Other assets in excess of
  liabilities--0.5%..........                                         2,049,893
                                                                   ------------
NET ASSETS--100.0%...........                                      $388,618,204
                                                                   ============

-----------
Percentages indicated are based on net assets of $388,618,204.
(a) Represents cost for federal income tax and financial reporting purposes and differs from the value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................ $ 7,381,065
      Unrealized depreciation........................  (1,029,446)
                                                      -----------
      Net unrealized appreciation.................... $ 6,351,619
                                                      ===========

AMBAC--AMBAC Indemnity Corporation.
A.M.T.--Subject to Alternative Minimum Tax.
FGIC--Financial Guaranty Insurance Company.
FSA--Financial Security Assurance.
G.O.--General Obligation.
MBIA--Municipal Bond Insurance Association.
NR--No rating available.
PSFG--Permanent School Fund Guaranty.

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                Ratings                  Principal
                                Moody's/        Maturity  Amount      Value
         Description              S&P     Rate    Date     (000)   (Note 2(a))
         -----------            -------- ------ -------- --------- ------------
MUNICIPAL BONDS--99.6%
ALASKA--0.3%
 Alaska Student Loan Corp.,
   Student Loan Revenue
   State Assisted, Series A
   (AMBAC Insured), (A.M.T.)...  Aaa/AAA  6.13%   7/1/05  $   800  $    823,640
                                                                   ------------
ARIZONA--1.1%
 Maricopa County School
   District No. 028, Kyrene
   Elementary, Series B (FGIC
   Insured)....................  Aaa/AAA  6.00%   7/1/14    2,500     2,542,050
                                                                   ------------
CALIFORNIA--12.8%
 Cupertino Certificates of
   Participation, Open Space
   Acquisition Project,
   Collateralized by U.S.
   Government Securities (Pre-
   refunded at 102 on 4/1/01)..    NR/NR  7.13%   4/1/16    2,675     2,989,527
 Fresno Health Facilities
   Revenue, Holy Cross Health
   System Corp. (MBIA Insured).    A1/AA  5.25%  12/1/05    1,850     1,866,354
 Los Angeles Wastewater Systems
   Revenue, Series D,
   Collateralized by U.S.
   Government Securities (Pre-
   refunded at 102 on 12/1/00)
   (MBIA Insured)..............  Aaa/AAA  6.70%  12/1/00   10,000    11,014,300
 Northern California Power
   Agency, Public Power Revenue
   Refunding, Geothermal
   Project No. 3, Series A.....  Aaa/AAA  5.60%   7/1/06    3,500     3,618,370
 Northern California Power
   Agency, Public Power Revenue
   Refunding, Geothermal
   Project No. 3, Series A.....  Aaa/AAA  5.65%   7/1/07    4,800     4,965,888

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                Ratings                  Principal
                                Moody's/        Maturity  Amount      Value
         Description              S&P     Rate    Date     (000)   (Note 2(a))
         -----------            -------- ------ -------- --------- ------------
CALIFORNIA (CONTINUED)
 Orange County California
   Recovery Certificate
   Participation, Series A.....  Aaa/AAA  5.80%   7/1/16  $ 2,500  $  2,463,650
 Sacramento Cogeneration
   Authority Revenue, Procter &
   Gamble Project..............  NR/BBB-  7.00%   7/1/05    1,500     1,618,365
 Sacramento Cogeneration
   Authority Revenue, Procter &
   Gamble Project..............  NR/BBB-  6.20%   7/1/06    2,500     2,496,300
                                                                   ------------
                                                                     31,032,754
                                                                   ------------
COLORADO--8.5%
 Denver City and County Airport
   Revenue, Series A (A.M.T.)..    NR/NR  8.50% 11/15/23    2,500     2,857,600
 Denver City and County Airport
   Revenue, Series A (A.M.T.)..   Baa/BB  8.00% 11/15/25    2,295     2,567,371
 Denver City and County Airport
   Revenue, Series B (A.M.T.)..    NR/NR  7.25% 11/15/05    3,000     3,256,380
 Denver City and County Airport
   Revenue, Series C (A.M.T.)..   Baa/BB  6.50% 11/15/06    2,000     2,059,640
 Denver City and County Airport
   Revenue, Series D (A.M.T.)..   Baa/BB  7.75% 11/15/13    6,925     8,158,896
 Denver Metropolitan Major
   League Baseball Stadium
   District Revenue Refunding,
   Sales Tax, Baseball Stadium
   Project (FGIC Insured)......  Aaa/AAA  4.50%  10/1/04    1,600     1,534,272
                                                                   ------------
                                                                     20,434,159
                                                                   ------------
FLORIDA--5.2%
 Broward County Educational
   Facilities Authority
   Revenue, Nova Southeastern
   University Project (Connie
   Lee Insured)................   NR/AAA  5.70%   4/1/05    1,440     1,473,739
 Florida State Board, Education
   Capacity Outlay, General
   Obligation, Series E........    Aa/AA  4.75%   6/1/22    8,000     6,734,400

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                Ratings                  Principal
                                Moody's/        Maturity  Amount      Value
         Description              S&P     Rate    Date     (000)   (Note 2(a))
         -----------            -------- ------ -------- --------- ------------
FLORIDA (CONTINUED)
 Lakeland Florida Electric &
   Water Revenue, Series B.....  Aaa/AAA  6.00%  10/1/11  $ 4,000  $  4,219,160
                                                                   ------------
                                                                     12,427,299
                                                                   ------------
GEORGIA--12.4%
 Fulton County School District,
   General Obligation..........    Aa/AA  6.38%   5/1/10    5,000     5,467,950
 Georgia State General
   Obligation..................  Aaa/AA+  7.10%   9/1/09    8,500     9,894,425
 Georgia State General
   Obligation..................  Aaa/AA+  6.75%   9/1/11   10,000    11,346,200
 Georgia State General
   Obligation, Series F........  Aaa/AA+  6.50%  12/1/05    3,060     3,405,137
                                                                   ------------
                                                                     30,113,712
                                                                   ------------
ILLINOIS--9.2%
 Chicago Airport Revenue
   Refunding, 2nd Lien, O'Hare
   International Airport,
   Series C (MBIA Insured).....  Aaa/AAA  5.75%   1/1/09    2,490     2,517,664
 City of Chicago, General
   Obligation, Series B........  Aaa/AAA  6.00%   1/1/02    3,310     3,477,387
 Cook County Community College,
   District No. 508 Lease,
   Series C (MBIA Insured).....   Aaa/NR  7.70%  12/1/04    5,000     5,890,450
 Illinois Health Facilities
   Authority Revenue Refunding
   (SPA--Bankers Trust Co.)
   (FGIC Insured)..............  Aaa/AAA  6.00%  8/15/05    1,000     1,053,040
 Illinois State Sales Tax
   Revenue Refunding, Series Q.   A1/AAA  5.75%  6/15/06    5,000     5,197,850

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                Ratings                  Principal
                                Moody's/        Maturity  Amount      Value
         Description              S&P     Rate    Date     (000)   (Note 2(a))
         -----------            -------- ------ -------- --------- ------------
ILLINOIS (CONTINUED)
 Winnebago & Boone Counties
   School District No. 205
   (CGIC Insured)..............  Aaa/AAA  7.35%   2/1/04  $ 3,600  $  4,122,648
                                                                   ------------
                                                                     22,259,039
                                                                   ------------
INDIANA--0.9%
 Indiana University Revenue,
   Series K....................   Aa/AA-  6.50%   8/1/05    1,935     2,124,843
                                                                   ------------
MASSACHUSETTS--14.9%
 Massachusetts State Refunding,
   Series A....................    A1/A+  6.25%   7/1/02   12,000    12,856,920
 Massachusetts State Water
   Resource, Authority,
   Series B....................  Aaa/AAA  5.00%  12/1/16    6,980     6,312,503
 Massachusetts State Water
   Resource, Authority,
   Series B....................  Aaa/AAA  5.00%  12/1/25   10,000     8,806,500
 New England Educational Loan
   Marketing Corp.,
   Massachusetts Student Loan
   Revenue Refunding, Series G.    A1/A-  5.20%   8/1/02    8,000     7,857,280
                                                                   ------------
                                                                     35,833,203
                                                                   ------------
MISSOURI--3.5%
 Missouri State Health &
   Education Christian Health,
   Series A....................  Aaa/AAA  6.80%  2/15/06    2,150     2,369,021
 Missouri State Health &
   Education Christian Health,
   Series A....................  Aaa/AAA  6.88%  2/15/21    2,000     2,209,920
 Sikeston Electric Revenue
   Refunding (MBIA Insured)....  Aaa/AAA  6.00%   6/1/05    3,710     3,956,418
                                                                   ------------
                                                                      8,535,359
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                Ratings                  Principal
                                Moody's/        Maturity  Amount      Value
         Description              S&P     Rate    Date     (000)   (Note 2(a))
         -----------            -------- ------ -------- --------- ------------
NEVADA--1.9%
 Clark County Industrial
   Development Revenue
   Refunding, Nevada Power Co.
   Project, Series C (AMBAC
   Insured)....................  Aaa/AAA  7.20%  10/1/22  $ 4,115  $  4,561,272
                                                                   ------------
NEW YORK--7.6%
 Municipal Assistance Corp.
   City of New York, Revenue
   Bond........................    Aa/A+  6.00%   7/1/06    5,000     5,311,050
 New York City General
   Obligation, Series B........  Aaa/AAA  3.75%  10/1/20      800       800,000
 New York City General
   Obligation, Sub Series B-4..  Aaa/AAA  3.60%  8/15/23    2,600     2,600,000
 New York City Municipal Water
   Financing Authority, Water &
   Sewer Revenue...............  Aaa/AAA  3.60%  6/15/23      500       500,000
 New York State Energy Research
   & Development Authority
   Pollution Control Revenue...    NR/AA  3.70%   7/1/15      600       600,000
 New York State Revenue Bonds,
   Series E (LC Assistance
   Corp.)......................      A/A  5.00%   4/1/21    9,500     8,466,970
                                                                   ------------
                                                                     18,278,020
                                                                   ------------
NORTH CAROLINA--3.9%
 North Carolina Housing
   Financing Agency, Series BB.    Aa/AA  6.50%   9/1/26    4,335     4,397,771
 North Carolina Housing
   Financing Agency, Series FF.    Aa/AA  6.25%   3/1/28    5,000     4,972,100
                                                                   ------------
                                                                      9,369,871
                                                                   ------------
OHIO--0.2%
 Columbus School District,
   144A*.......................    NR/NR  9.39%   5/1/97      456       464,835
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                Ratings                  Principal
                                Moody's/        Maturity  Amount      Value
         Description              S&P     Rate    Date     (000)   (Note 2(a))
         -----------            -------- ------ -------- --------- ------------
OKLAHOMA--1.5%
 Oklahoma State Industrial
   Authority Revenue Refunding,
   Health Facilities, Sisters
   of Mercy, Series A..........    Aa/AA  5.20%   6/1/05  $ 3,600  $  3,549,384
                                                                   ------------
RHODE ISLAND--2.1%
 Rhode Island Depositors
   Economic Protection Corp.,
   Series A (FSA and
   MBIA insured)...............  Aaa/AAA  6.30%   8/1/05    4,640     5,014,494
                                                                   ------------
TENNESSEE--5.0%
 Knox County Health,
   Educational & Housing
   Facilities Board, Hospital
   Facilities Revenue
   Refunding, Fort Sanders
   Alliance (MBIA insured).....  Aaa/AAA  7.25%   1/1/08    8,900    10,345,805
 Knox County Health,
   Educational & Housing
   Facilities Board, Hospital
   Facilities Revenue
   Refunding, Fort Sanders
   Alliance (MBIA insured).....  Aaa/AAA  7.25%   1/1/09    1,360     1,580,986
                                                                   ------------
                                                                     11,926,791
                                                                   ------------
TEXAS--6.3%
 Gulf Coast Waste Disposal
   Authority...................  Aaa/AAA  3.55%   6/1/20    1,500     1,500,000
 Texas State College Student
   Loan (A.M.T.)...............    Aa/AA  6.50%   8/1/07    4,000     4,228,760
 Texas State Public Finance
   Authority, Series A.........    Aa/AA  8.00%  10/1/99    3,930     4,340,253
 Texas State Public Finance
   Authority, Series B.........    Aa/AA  5.63%  10/1/12    5,000     5,011,100
                                                                   ------------
                                                                     15,080,113
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

                               Ratings                  Principal
                               Moody's/        Maturity  Amount      Value
         Description             S&P     Rate    Date     (000)   (Note 2(a))
         -----------           -------- ------ -------- --------- ------------
WASHINGTON--1.9%
 Washington State Public Power
   Supply System Nuclear
   Project No. 2 Revenue,
   Series C...................   NR/AAA  7.63%   7/1/10  $ 4,000  $  4,523,920
                                                                  ------------
WYOMING--0.4%
 Wyoming Community Development
   Authority, Single Family,
   Series D (FHA/VA Mortgage
   Insured)...................    Aa/AA  7.60%   6/1/17      800       844,303
                                                                  ------------
TOTAL INVESTMENTS--99.6%
  (COST $235,849,139)(A)......                                     239,739,061
Other assets in excess of
  liabilities--0.4%...........                                         932,214
                                                                  ------------
NET ASSETS--100.0%............                                    $240,671,275
                                                                  ============

-----------
Percentages indicated are based on net assets of $240,671,275.
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for federal income tax purposes and differs from the value by net unrealized appreciation of the securities as follows:

      Unrealized appreciation........................... $4,325,972
      Unrealized depreciation...........................   (436,050)
                                                         ----------
      Net unrealized appreciation....................... $3,889,922
                                                         ==========

AMBAC--AMBAC Indemnity Corporation.
A.M.T.--Subject to Alternative Minimum Tax.
CGIC--Capital Guaranty Insurance Corporation.
FGIC--Financial Guaranty Insurance Company.
FHA/VA--Federal Housing Association/Veterans Administration.
FSA--Financial Security Assurance.
LC--Letter of Credit.
MBIA--Municipal Bond Insurance Association
NR--No rating available.
SPA--Standby Purchase Agreement.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

                                                          Principal  Amortized
                                                 Maturity  Amount      Cost
     Description                           Rate    Date     (000)   (Note 2(a))
     -----------                           ----- -------- --------- -----------
U.S. GOVERNMENT OBLIGATIONS--94.0%
 Federal Home Loan Bank................... 5.33%   2/3/97  $ 3,000  $ 2,903,616
                                                                    -----------
 Federal Home Loan Bank Discount Note..... 5.25%  9/16/96    5,000    4,942,892
                                           4.75%  2/24/97   10,000    9,936,104
                                                                    -----------
                                                                     14,878,996
                                                                    -----------
 Federal Home Loan Mortgage Corp.......... 0.00%  7/23/96   27,970   27,879,943
                                           5.24%  7/29/96    4,125    4,108,188
                                           6.06%  7/31/96    5,000    4,977,958
                                           5.27%  8/19/96    5,000    4,964,135
                                                                    -----------
                                                                     41,930,224
                                                                    -----------
 Federal National Mortgage Assoc.......... 0.00%  7/18/96   10,000    9,975,114
                                           5.25%  9/13/96    5,000    4,945,528
                                           5.17%  12/6/96    5,000    4,881,280
                                           5.14% 12/31/96    6,540    6,360,477
                                                                    -----------
                                                                     26,162,399
                                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (AMORTIZED COST $85,875,235)............                           85,875,235
                                                                    -----------
REPURCHASE AGREEMENTS--6.3%
  Repurchase agreement with Daiwa
    Securities, dated 6/28/96, with a
    maturity value of $5,002,292 (see
    Footnote )............................ 5.50%   7/1/96    5,000    5,000,000
  Repurchase agreement with Lehman
    Brothers, dated 6/28/96, with a
    maturity value of $746,336 (see
    Footnote B)........................... 5.40%   7/1/96      746      746,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS--6.3%
  (AMORTIZED COST $5,746,000).............                            5,746,000
                                                                    -----------
TOTAL INVESTMENTS--100.3%
  (AMORTIZED COST $91,621,235)(A).........                           91,621,235
Liabilities in excess of other assets--
  (0.3%)..................................                             (231,046)
                                                                    -----------
NET ASSETS--100.0%........................                          $91,390,189
                                                                    ===========

-----------
Percentages indicated are based on net assets of $91,390,189.
(a) Cost for federal income tax and financial reporting purposes are the same. Footnote A: Collateralized by $4,970,000 U.S. Treasury Notes, 6.38%, due
            1/15/00 with a value of $5,114,398.
Footnote B: Collateralized by $730,000 U.S. Treasury Notes, 7.25%, due 2/15/98
            with a value of $762,030.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                Ratings                  Principal  Amortized
                                Moody's/        Maturity  Amount       Cost
Description                       S&P     Rate    Date     (000)   (Note 2(a))
-----------                     -------- ------ -------- --------- ------------
BANK NOTES--0.3%
 KeyBank, N.A (cost
   $1,008,895).................    A1/NR  7.13% 4/15/97  $  1,000  $  1,008,895
                                                                   ------------
COMMERCIAL PAPER--71.0%
DOMESTIC--56.1%
 Abbey National NA............. P-1/A-1+  5.40% 12/4/96     5,000     4,883,000
 Barton Capital Corp........... P-1/A-1+  5.45% 7/22/96    14,921    14,873,564
 Bayer Corp....................  P-1/A-1  5.28% 8/26/96     6,000     5,950,720
 BBV Finance Delaware, Inc..... P-1/A-1+  5.29%  8/7/96    10,000     9,945,630
 Enterprise Capital Fund....... P-1/A-1+  5.34%  7/8/96     7,000     6,992,732
 General Electric.............. P-1/A-1+  5.41%  9/4/96    10,000     9,902,319
 Hewlett Packard............... P-1/A-1+  5.16% 7/12/96     7,500     7,488,175
 Household Bank................  P-1/A-1  5.40% 7/30/96    10,000    10,000,000
 Huntington National Bank......  P-1/A-1  5.37%  8/6/96    10,000    10,000,000
 Pearson, Inc..................  P-1/A-1  5.37%  7/8/96    10,990    10,978,525
 Pooled Accounts Receivable
   Capital Corp................ P-1/A-1+  5.45% 7/19/96    15,000    14,959,125
 Progress Capital Holdings.....  P-1/A-1  5.35%  7/3/96    10,000     9,997,028
 Southern California Gas....... P-1/A-1+  5.30%  8/8/96     7,407     7,365,562
 South Carolina Electric & Gas.  P-1/A-1  5.40% 7/12/96     6,000     5,990,100
 Travelers Insurance...........  P-1/A-1  5.34% 7/15/96    10,000     9,979,233
 Twin Towers, Inc.............. P-1/A-1+  5.29% 8/16/96     9,755     9,689,062
 UBS Finance (DE), Inc......... P-1/A-1+  5.58%  7/1/96    15,000    15,000,000
 U.S. Borax, Inc...............  NR/A-1+  5.28% 7/25/96     7,000     6,975,360
 U.S. Life.....................  P-1/A-1  5.42%  7/1/96    13,427    13,427,000
 Wood Street Funding Corp......  P-1/A-1  5.50%  7/3/96     7,467     7,464,718
 Wood Street Funding Corp......  P-1/A-1  5.35% 7/23/96    10,000     9,967,306
                                                                   ------------
                                                                    201,829,159
                                                                   ------------
FOREIGN--14.9%
 Banco Nacional de Mexico......    NR/NR  5.70%  7/1/96    10,000    10,000,000
 Bayerische Vereinsbank........ P-1/A-1+  5.55%  7/1/96    10,000    10,000,000
 Commonwealth of Australia.....    NR/NR  5.30% 7/17/96     7,000     6,983,511
 Dresdner Bank................. P-1/A-1+  5.40%  7/5/96    15,000    14,991,000
 Kingdom of Sweden............. P-1/A-1+  5.38% 2/14/97     7,000     6,761,487
 Royal Bank of Canada..........   NR/A-1  5.32% 1/17/97     5,000     4,852,222
                                                                   ------------
                                                                     53,588,220
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (COST $255,417,379)..........                                     255,417,379
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

                                Ratings                  Principal  Amortized
                                Moody's/        Maturity  Amount       Cost
Description                       S&P     Rate    Date     (000)   (Note 2(a))
-----------                     -------- ------ -------- --------- ------------
CORPORATE NOTE--0.3%
 Associates Corp. of North
   America (cost $1,029,474)..  AA3/AA-   9.70%  5/1/97  $  1,000  $  1,029,474
                                                                   ------------
TOTAL INVESTMENT IN SECURITIES
  (COST $257,455,748).........                                      257,455,748
                                                                   ------------
REPURCHASE AGREEMENTS--29.1%
 Repurchase agreement with
   Daiwa Securities, dated
   6/28/96, with a maturity
   value of $100,045,833
   (see Footnote A)...........    NR/NR   5.50%  7/1/96   100,000   100,000,000
 Repurchase agreement with
   Lehman Brothers, dated
   6/28/96, with a maturity
   value of $4,713,120
   (see Footnote B)...........    NR/NR   5.40%  7/1/96     4,711     4,711,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $104,711,000).........                                      104,711,000
                                                                   ------------
TOTAL INVESTMENTS--100.7%
  (COST $362,166,748)(A)......                                      362,166,748
Liabilities in excess of other
  assets--(0.7%)..............                                       (2,451,391)
                                                                   ------------
NET ASSETS--100.0%............                                     $359,715,357
                                                                   ============

-----------
Percentages indicated are based on net assets of $359,715,357.
(a) Cost for federal income tax and financial reporting purposes are the same.
NR--No rating available.
Footnote A: Collateralized by $98,900,000 U.S. Treasury Notes, 6.25%, due
            8/31/96; with a value of $101,054,703.
Footnote B: Collateralized by $4,470,000 U.S. Treasury Notes, 7.75%, due
            1/31/00; with a value of $4,807,368.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                              Ratings                    Principal  Amortized
                              Moody's/          Maturity  Amount       Cost
        Description             S&P      Rate     Date     (000)   (Note 2(a))
        -----------          ---------- ------- -------- --------- ------------
MUNICIPAL SECURITIES--100%
ALABAMA--2.3%
 Phoenix City...............     P-1/NR   3.55%  8/13/96  $ 6,000  $  6,000,000
                                                                   ------------
ALASKA--2.7%
 Valdez, Marine Terminal
   Revenue..................   VMIG1/NR   3.65%  10/9/96    7,000     7,000,000
                                                                   ------------
ARIZONA--0.9%
 Cochise County, Solid Waste
   Arizona Electric Power
   Corp, Inc. Project.......    NR/A-1+  3.30%*   9/3/96    2,400     2,399,794
                                                                   ------------
COLORADO--1.9%
 Colorado Student Obligation
   Bond Authority, VRDN,
   Student Loan Revenue,
   Series 1990A, (A.M.T.)
   (LC Student Loan
   Marketing Association)...   VMIG1/NR  3.40%*   9/4/96    5,000     5,000,000
                                                                   ------------
DISTRICT OF COLUMBIA--2.9%
 American University,
   Revenue Bonds,
   Series A, (A.M.T.).......   VMIG1/NR  3.15%*  7/15/96    7,665     7,665,000
                                                                   ------------
FLORIDA--14.8%
 Dade County, Solid Waste
   Industrial Development,
   Series A, (A.M.T.).......    NR/A-1+  3.80%*   7/1/96    9,000     9,000,000
 Florida Municipal Power....    P-1/A-1   3.50%  9/10/96    7,500     7,500,000
 Florida State Board of
   Education................      NR/NR  7.75%*  8/27/96    4,250     4,487,816
 Orange County, Housing
   Financial Authority,
   Series B.................    NR/A-1+  3.65%*  8/26/96    5,000     5,000,000
 St. Lucie County........... VMIG1/A-1+   3.45%  7/17/96    5,000     5,000,000
 Sunshine State Government
   Financing Commission.....    NR/A-1+   3.40%  7/16/96    8,000     8,000,000
                                                                   ------------
                                                                     38,987,816
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                              Ratings                    Principal  Amortized
                              Moody's/          Maturity  Amount       Cost
        Description             S&P      Rate     Date     (000)   (Note 2(a))
        -----------          ---------- ------- -------- --------- ------------
GEORGIA--3.8%
 Burke County...............   P-1/A-1+   3.55% 10/23/96  $ 5,000  $  5,000,000
 Georgia Municipal Gas......    NR/A-1+   3.60% 10/17/96    5,000     5,000,000
                                                                   ------------
                                                                     10,000,000
                                                                   ------------
INDIANA--3.4%
 Town of Burns Harbor, (J&E
   Steel Corp.).............      NR/NR   3.55%   7/1/96    9,000     9,000,000
                                                                   ------------
KENTUCKY--3.4%
 Henderson County, Solid
   Waste Disposal Revenue,
   VRDN, Hudson Foods, Inc.
   Project, (A.M.T.)........   VMIG1/NR   3.55%   7/2/96    9,000     9,000,000
                                                                   ------------
LOUISIANA--8.3%
 Environmental Revenue
   Bonds, (Citgo Corp.),
   Series 94A...............   VMIG1/NR   3.80%   7/1/96    2,100     2,100,000
 Lake Charles Harbor........    NR/A-1+   3.45%   7/5/96    5,500     5,500,000
 Louisiana State............ VMIG1/A-1+   3.25%   7/8/96    7,500     7,500,000
 Parish of Plaquemines,
   Environmental Revenue
   Bonds (BP Exploration &
   Oil), Series 1994........   P-1/A-1+   3.80%   7/1/96    2,600     2,600,000
 Parish of St. Charles
   (Shell Oil Norco
   Project), Series 91...... VMIG1/A-1+   3.80%   7/1/96    4,200     4,200,000
                                                                   ------------
                                                                     21,900,000
                                                                   ------------
MASSACHUSETTS--3.1%
 Massachusetts Health &
   Education................ VMIG1/A-1+   3.50%   9/9/96    8,200     8,200,000
                                                                   ------------
MISSOURI--1.1%
 Missouri Higher Education
   Loan Authority, Series A,
   (A.M.T.) (LC National
   Westminster PLC).........   VMIG1/NR   3.40%  7/29/96    3,000     3,000,000
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                              Ratings                    Principal  Amortized
                              Moody's/          Maturity  Amount       Cost
        Description             S&P      Rate     Date     (000)   (Note 2(a))
        -----------          ---------- ------- -------- --------- ------------
NEVADA--3.0%
 Clark County Industrial
   Development Revenue,
   Nevada Power Co. Project,
   Series A, (A.M.T.) (LC
   Barclays Bank PLC).......    NR/A-1+   3.30%  7/29/96  $ 8,000  $  8,000,000
                                                                   ------------
NEW HAMPSHIRE--3.8%
 New Hampshire Business
   Finance Authority,
   Pollution Control Revenue
   Refunding, Public Service
   Co. of New Hampshire
   Project, VRDN, Series
   1992D, (A.M.T.) (LC
   Barclays Bank PLC)....... VMIG1/A-1+   3.60%  7/29/96   10,000    10,000,000
                                                                   ------------
NEW JERSEY--1.8%
 New Jersey State G.O. .....      NR/NR   7.30%  8/27/96    4,515     4,614,492
                                                                   ------------
NEW MEXICO--1.9%
 City of Albuquerque,
   Airport Subordinate
   Liens, Series 1996A......   VMIG1/NR   3.30%  7/29/96    5,000     5,000,000
                                                                   ------------
NEW YORK--5.1%
 City of Rochester..........    NR/A-1+   3.40%  7/16/96    3,300     3,300,000
 Niagara County.............  VMIG1/A-1   3.80%  7/22/96   10,000    10,000,000
                                                                   ------------
                                                                     13,300,000
                                                                   ------------
NORTH DAKOTA--1.5%
 Grand Forks Health Care
   Facilities...............   VMIG1/NR   3.70%  7/29/96    4,000     4,000,000
                                                                   ------------
OHIO--4.6%
 Ohio State Turnpike
   Commission Series A......      NR/NR   4.25%  8/27/96    3,545     3,557,820
 Ohio State Water
   Development Authority....   P-1/A-1+   3.80%  8/27/96    8,500     8,500,000
                                                                   ------------
                                                                     12,057,820
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                              Ratings                    Principal  Amortized
                              Moody's/          Maturity  Amount       Cost
        Description             S&P      Rate     Date     (000)   (Note 2(a))
        -----------          ---------- ------- -------- --------- ------------
PENNSYLVANIA--2.7%
 Carbon County..............    NR/A-1+   3.30%   8/8/96  $ 7,000  $  7,000,000
                                                                   ------------
SOUTH CAROLINA--1.5%
 York County, Electric
   Project..................    NR/A-1+   3.25%  8/27/96    4,000     4,000,000
                                                                   ------------
TENNESSEE--3.3%
 Memphis Shelby County......   P-1/A-1+   3.70%  9/10/96    6,405     6,405,000
 Metropolitan Government,
   Davidson County,
   Nashville................    NR/A-1+   7.20%  8/27/96    2,100     2,163,000
                                                                   ------------
                                                                      8,568,000
                                                                   ------------
TEXAS--15.7%
 Austin, Commission
   Utilities................   P-1/A-1+   3.60% 10/22/96    5,000     5,000,000
 Brazos Higher Education
   Authority, Student Loan
   Revenue, VRDN, Series
   B-1, (A.M.T.) (LC Student
   Loan Marketing
   Authority)...............   VMIG1/NR   3.40%  8/26/96    6,000     6,000,000
 Brazos River Authority,
   Pollution Control
   Revenue, (A.M.T.)........ VMIG1/A-1+   3.85%  7/29/96    5,400     5,400,000
 Brazos River Texas......... VMIG1/A-1+   3.50%   7/5/96    3,000     3,000,000
 Gulf Coast Industrial
   Development Authority,
   Marine Terminal (LC Amoco
   Credit Corp.)............ VMIG1/A-1+   3.80%   7/1/96    1,000     1,000,000
 Gulf Coast Industrial
   Development Authority,
   Texas Solid Waste
   Disposal Revenue.........   P-1/A-1+   3.80%   7/1/96    2,000     2,000,000
 Nueces River Authority,
   (Reynolds Metals Co.
   Project) (LC Bank of Nova
   Scotia)..................     P-1/NR   3.80%  8/27/96    7,000     7,000,000

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------

                             Ratings                    Principal  Amortized
                             Moody's/          Maturity  Amount       Cost
       Description             S&P      Rate     Date     (000)   (Note 2(a))
       -----------          ---------- ------- -------- --------- ------------
TEXAS (CONTINUED)
 Panhandle Plains, Higher
   Education Authorized
   Student Loan Revenue,
   (A.M.T.)................    VMIG1/A   3.40%  8/27/96  $ 6,000  $  6,000,000
 Port Arthur, Navigation
   District (American
   Petrofina, Inc.)........      NR/NR   3.80%  7/29/96    2,800     2,800,000
 Tyler Health.............. VMIG1/A-1+   4.00% 10/10/96    3,000     3,000,000
                                                                  ------------
                                                                    41,200,000
                                                                  ------------
UTAH--4.1%
 Intermountain Power....... VMIG1/A-1+   3.35%  8/22/96    4,650     4,650,000
 Tooele County.............      NR/NR   3.70% 10/23/96    6,000     6,000,000
                                                                  ------------
                                                                    10,650,000
                                                                  ------------
WEST VIRGINIA--2.4%
 West Virginia Public
   Energy..................   VMIG1/NR   3.70% 10/18/96    6,000     6,000,000
                                                                  ------------
TOTAL INVESTMENTS--100.0%
  (COST $262,542,922)(A)...                                        262,542,922
Liabilities in excess of
  other assets--0.0%.......                                            (52,872)
                                                                  ------------
NET ASSETS--100.0%.........                                       $262,490,050
                                                                  ============

-----------
Percentages indicated are based on net assets of $262,490,050.
(a) Cost for federal income tax and financial reporting purposes are the same.
A.M.T.--Subject to Alternative Minimum Tax.
LC--Letter of Credit.
VRDN--Variable Rate Demand Note.
* Variable Rate Security. Interest rate stated is as of June 30, 1996. Maturity date reflects next rate change date.

                      See Notes to Financial Statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------


                                            Managed
                                         Assets Income   Managed      Equity
                                             Fund      Assets Fund Income Fund
                                         ------------- ----------- -----------
ASSETS:
 Investments in securities, at value
   (cost $52,881,746, $8,356,220,
   $261,668,081, $264,619,543,
   $88,783,357, $140,979,724 and
   $204,069,395 respectively)...........  $61,536,173  $9,606,405  $306,015,059
 Cash...................................    2,058,968     218,768       151,814
 Cash denominated in foreign currencies.           --          --            --
 Receivable for investment securities
   sold.................................           --          --    32,278,556
 Receivable for Fund shares sold........       35,373      24,626       337,817
 Receivable from Adviser................           --       5,832            --
 Dividends receivable...................      107,998      11,306     1,037,529
 Interest receivable....................      386,085      32,129       258,283
 Foreign tax reclaim receivable.........           --          --            --
 Deferred organization expenses.........       67,996      53,123        55,598
 Prepaid expenses and other assets......        6,794       1,804        22,233
                                          -----------  ----------  ------------
  Total Assets..........................   64,199,387   9,953,993   340,156,889
                                          -----------  ----------  ------------
LIABILITIES:
 Advisory fees payable..................       19,978          --       101,472
 Administration fees payable............        7,470          --        37,597
 Shareholder Services fees payable
   (Class A Shares).....................       32,649       5,156         2,567
 Shareholder Services fees payable
   (Class B Shares).....................        2,545         732           736
 12b-1 fees payable (Class B Shares)....        8,324       2,152         2,196
 Custodian fees and expenses............        6,223      15,719        15,105
 Bank overdrafts........................           --          --            --
 Dividends payable......................           --          --            --
 Payable for Fund shares redeemed.......       35,609       4,519       120,149
 Payable for investment securities
   purchased............................    1,996,094          --    32,952,311
 Payable for variation margin...........           --          --            --
 Other accrued expenses.................       17,069       5,369        80,036
                                          -----------  ----------  ------------
  Total Liabilities.....................    2,125,961      33,647    33,312,169
                                          -----------  ----------  ------------
NET ASSETS..............................  $62,073,426  $9,920,346  $306,844,720
                                          ===========  ==========  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                 Special    International
   Growth     Opportunities    Equity     Intermediate
    Fund          Fund          Fund       Bond Fund
   ------     ------------- ------------- ------------




$308,644,813  $104,884,063  $147,745,822  $202,665,511
         858           853            --           508
          --            --       571,751            --
  12,878,958     4,671,799     2,236,522     4,103,942
     687,552       119,404       486,326       298,697
          --            --            --       192,506
     466,192        14,000       546,656            --
       6,715         2,015       528,621     2,750,168
          --            --       122,179            --
      54,888        53,599        54,256        36,448
       8,250         4,174         8,228        24,130
------------  ------------  ------------  ------------
 322,748,226   109,749,907   152,300,361   210,071,910
------------  ------------  ------------  ------------

     133,764        44,787        81,215        42,487
      38,373        13,132        18,054        24,865
       3,280           671         2,433         4,143
         445            24           503           279
       1,326            69         1,497           880
      19,933        15,600        51,551        13,638
          --            --       749,643            --
          --            --            --     1,010,819
     298,671        10,342        47,683        12,581
  13,070,469     3,329,000     1,567,136     4,179,000
          --            --        79,542            --
      90,919        19,818       108,267        26,313
------------  ------------  ------------  ------------
  13,657,180     3,433,443     2,707,524     5,315,005
------------  ------------  ------------  ------------
$309,091,046  $106,316,464  $149,592,837  $204,756,905
============  ============  ============  ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------


                                           Managed
                                        Assets Income   Managed       Equity
                                            Fund      Assets Fund  Income Fund
                                        ------------- -----------  -----------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE:
 CLASS A SHARES:
  Net Assets...........................  $56,763,865  $8,279,052   $  5,097,730
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................    3,819,804     678,968        398,282
                                         -----------  ----------   ------------
  Net Asset Value per Share............        14.86       12.19          12.80
  Maximum Sales Charge.................         0.70*       0.58*          0.60*
                                         -----------  ----------   ------------
  Maximum Offering Price...............  $     15.56  $    12.77   $      13.40
                                         ===========  ==========   ============
 CLASS B SHARES:
  Net Assets...........................  $ 4,072,351  $1,205,482   $  1,361,680
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................      273,666      99,387        106,454
                                         -----------  ----------   ------------
  Net Asset Value per Share............  $     14.88  $    12.13   $      12.79
                                         ===========  ==========   ============
 CLASS I SHARES:
  Net Assets...........................  $ 1,237,210  $  435,812   $300,385,310
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................       83,045      35,845     23,487,452
                                         -----------  ----------   ------------
  Net Asset Value per Share............  $     14.90  $    12.16   $      12.79
                                         ===========  ==========   ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at
    par................................  $     4,176  $      814   $     23,992
  Additional paid-in-capital...........   52,729,198   8,616,391    246,129,186
  Accumulated net realized gains
    (losses) from investment
    transactions.......................      514,763         (30)    15,425,210
  Undistributed net investment income..      170,862      52,986        919,354
  Net unrealized appreciation
    (depreciation) on investments......    8,654,427   1,250,185     44,346,978
  Net unrealized appreciation of assets
    and liabilities denominated in
    foreign currencies and financial
    futures............................           --          --             --
                                         -----------  ----------   ------------
NET ASSETS, JUNE 30, 1996..............  $62,073,426  $9,920,346   $306,844,720
                                         ===========  ==========   ============

-----------
*  Sales charge is 4.50% of Maximum Offering Price.
** Sales charge is 3.00% of Maximum Offering Price.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                 Special     International
   Growth     Opportunities     Equity      Intermediate
    Fund          Fund           Fund        Bond Fund
   ------     -------------  -------------  ------------



$  5,741,437  $  1,421,675   $  4,221,668   $  6,745,881


     442,055       108,325        367,088        863,562
------------  ------------   ------------   ------------
       12.99         13.12          11.50           7.81
        0.61*         0.62*          0.54*          0.24**
------------  ------------   ------------   ------------
$      13.60  $      13.74   $      12.04   $       8.05
============  ============   ============   ============

$    825,708  $     57,128   $    893,398   $    431,547


      63,849         4,395         77,830         55,157
------------  ------------   ------------   ------------
$      12.93  $      13.00   $      11.48   $       7.82
============  ============   ============   ============

$302,523,901  $104,837,661   $144,477,771   $197,579,477


  23,278,785     7,982,332     12,520,836     25,250,755
------------  ------------   ------------   ------------
$      13.00  $      13.13   $      11.54   $       7.82
============  ============   ============   ============

$     23,785  $      8,095   $     12,966   $     26,169
 232,712,772    83,558,061    137,027,945    203,768,099

  31,689,674     6,632,040      4,930,238      2,366,521
     639,545        17,562        637,006             --

  44,025,270    16,100,706      6,766,098     (1,403,884)


          --            --        218,584             --
------------  ------------   ------------   ------------
$309,091,046  $106,316,464   $149,592,837   $204,756,905
============  ============   ============   ============


                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Intermediate
                                            Bond     International  Municipal
                                            Fund       Bond Fund    Bond Fund
                                            ----     ------------- ------------
ASSETS:
 Investments in securities, at value
   (cost $131,054,745, $19,325,826,
   $380,216,692, $235,849,139,
   $85,875,235, $257,455,748 and
   $262,542,922, respectively)......... $129,610,913  $19,256,263  $386,568,311
 Repurchase agreements (amortized cost
   $0, $0, $0, $0, $5,746,000,
   $104,711,000 and $0, respectively)..           --           --            --
 Cash..................................          736    3,557,660            --
 Receivable for investment securities
   sold................................    3,814,000           --    15,772,141
 Receivable for Fund shares sold.......      498,417      112,319       427,008
 Receivable from Adviser...............           --           --       141,550
 Interest receivable...................    1,934,415      461,495     6,100,512
 Deferred organization expenses........       51,349       49,741        43,079
 Prepaid expenses and other assets.....        3,735       14,097        29,746
                                        ------------  -----------  ------------
  Total Assets.........................  135,913,565   23,451,575   409,082,347
                                        ------------  -----------  ------------
LIABILITIES:
 Advisory fees payable.................       34,464           --       101,817
 Administration fees payable...........       15,933          981        47,482
 Shareholder Services fees payable
   (Class A Shares)....................        1,379          358        59,460
 Shareholder Services fees payable
   (Class B Shares)....................           38            4           287
 12b-1 fees payable (Class B Shares)...          110            8           949
 Custodian fees and expenses...........       25,935           --        74,309
 Bank overdrafts.......................           --           --         2,957
 Dividends payable.....................      637,734       76,808     1,495,378
 Payable for Fund shares redeemed......       88,350        3,403       126,562
 Payable for investment securities
   purchased...........................    4,058,000    5,200,523    18,486,500
 Other accrued expenses................       30,674       13,535        68,442
                                        ------------  -----------  ------------
  Total Liabilities....................    4,892,617    5,295,620    20,464,143
                                        ------------  -----------  ------------
NET ASSETS............................. $131,020,948  $18,155,955  $388,618,204
                                        ============  ===========  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

              U.S. Government                     Municipal
 Municipal     Money Market      Money Market    Money Market
 Bond Fund         Fund              Fund            Fund
 ---------    ---------------    ------------    ------------




$239,739,061    $85,875,235      $257,455,748    $262,542,922


          --      5,746,000       104,711,000              --
       3,087             --                --         454,408
  11,642,869      3,648,000       151,218,829       6,000,000
      20,152      2,347,496         6,379,731       1,998,005
          --             --                --              --
   4,145,335        170,595           274,601       1,614,127
       5,909         54,702            56,367          76,090
      85,623            404            81,101          20,205
------------    -----------      ------------    ------------
 255,642,036     97,842,432       520,177,377     272,705,757
------------    -----------      ------------    ------------

      57,287          3,416            28,122          63,456
      29,168          9,980            39,871          32,259

      21,893         84,696           251,474         216,753

         269             --                75              --
         903             --                --              --
      16,083          9,593            27,681          10,051
          --         24,659            67,323              --
     963,719        305,904         1,185,953         602,607
     121,830        253,081         4,151,966         903,273
  13,744,926      5,746,000       154,678,900       8,319,945
      14,683         14,914            30,655          67,363
------------    -----------      ------------    ------------
  14,970,761      6,452,243       160,462,020      10,215,707
------------    -----------      ------------    ------------
$240,671,275    $91,390,189      $359,715,357    $262,490,050
============    ===========      ============    ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Intermediate
                                         Bond      International  Municipal
                                         Fund        Bond Fund    Bond Fund
                                         ----      ------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE:
 CLASS A SHARES:
  Net Assets........................ $  2,616,251   $   643,186  $ 17,339,106
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............      255,409        61,294     1,448,754
                                     ------------   -----------  ------------
  Net Asset Value per Share.........        10.24         10.49         11.97
  Maximum Sales Charge..............         0.48*         0.49*         0.37**
                                     ------------   -----------  ------------
  Maximum Offering Price............ $      10.72   $     10.98  $      12.34
                                     ============   ===========  ============
 CLASS B SHARES:
  Net Assets........................ $     56,872   $     4,441  $    512,518
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............        5,551           421        42,814
                                     ------------   -----------  ------------
  Net Asset Value per Share......... $      10.25   $     10.55  $      11.97
                                     ============   ===========  ============
 CLASS I SHARES:
  Net Assets........................ $128,347,825   $17,508,328  $370,766,580
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............   12,521,294     1,659,333    30,966,106
                                     ------------   -----------  ------------
  Net Asset Value per Share......... $      10.25   $     10.55  $      11.97
                                     ============   ===========  ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at
    par............................. $     12,782   $     1,721  $     32,458
  Additional paid-in-capital........  128,907,545    18,018,905   380,979,280
  Accumulated net realized gains
    (losses) on investment
    transactions....................    3,544,453       176,515     1,254,847
  Undistributed net investment loss.           --       (14,103)           --
  Net unrealized appreciation
    (depreciation) on investments...   (1,443,832)      (69,563)    6,351,619
  Net unrealized appreciation of
    assets and liabilities
    denominated in foreign
    currencies......................           --        42,480            --
                                     ------------   -----------  ------------
NET ASSETS, JUNE 30, 1996........... $131,020,948   $18,155,955  $388,618,204
                                     ============   ===========  ============

-----------
*   Sales charge is 4.50% of Maximum Offering Price.
**  Sales charge is 3.00% of Maximum Offering Price.
(1) The Municipal Bond Fund has authorized 2.5 billion shares for Class A and Class B and has authorized 5.0 billion shares for Class I.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               U.S. Government                         Municipal
 Municipal      Money Market        Money Market      Money Market
 Bond Fund          Fund                Fund              Fund
 ---------     ---------------      ------------      ------------



$  7,149,023     $91,390,189        $359,619,155      $262,490,050


     584,901      91,406,174         359,587,873       262,543,701
------------     -----------        ------------      ------------
       12.22            1.00                1.00              1.00
        0.58*             --                  --                --
------------     -----------        ------------      ------------
$      12.80     $      1.00        $       1.00      $       1.00
============     ===========        ============      ============

$    449,647                        $     96,202


      36,763                              96,194
------------                        ------------
$      12.23                        $       1.00
============                        ============

$233,072,605


  19,075,312
------------
$      12.22
============

$     19,697     $    91,406        $    359,684      $    262,544
 234,725,308      91,314,768         359,324,382       262,267,580

   2,036,348         (15,985)             31,291           (40,074)
          --              --                  --                --

   3,889,922              --                  --                --


          --              --                  --                --
------------     -----------        ------------      ------------
$240,671,275     $91,390,189        $359,715,357      $262,490,050
============     ===========        ============      ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                            Managed
                                         Assets Income   Managed     Equity
                                             Fund      Assets Fund Income Fund
                                         ------------- ----------- -----------
INVESTMENT INCOME:
 Dividend income (net of foreign
   withholding taxes of $138,766 for
   International Equity Fund)...........  $  484,803    $ 66,280   $ 5,446,602
 Interest income........................     950,797     102,898       877,739
                                          ----------    --------   -----------
                                           1,435,600     169,178     6,324,341
                                          ----------    --------   -----------
EXPENSES:
 Advisory fees..........................     186,260      32,204       748,435
 Administration fees....................      42,983       7,432       224,531
 Shareholder Services fees (Class A
   Shares and Class B Shares)...........      70,041      11,860         5,572
 12b-1 fees (Class B Shares)............      12,104       3,903         3,545
 Custodian fees and expenses............      35,230      35,984        68,543
 Registration fees......................       6,746       6,396        39,602
 Legal and audit fees...................      12,690       4,488        23,876
 Amortization of organization expenses..       8,907       8,230         7,428
 Transfer agent fees and expenses.......      38,256       6,336         7,182
 Reports to shareholders................       3,972       3,076        12,954
 Trustees' fees.........................       3,058       2,230         4,396
 Miscellaneous expenses.................       1,168         168         6,732
                                          ----------    --------   -----------
 Total Expenses.........................     421,415     122,307     1,152,796
 Less: Expense reimbursements...........     (49,405)    (55,370)     (166,802)
  Expenses paid by third party..........      (3,816)       (938)       (1,131)
                                          ----------    --------   -----------
  Net Expenses..........................     368,194      65,999       984,863
                                          ----------    --------   -----------
  NET INVESTMENT INCOME.................   1,067,406     103,179     5,339,478
                                          ----------    --------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENT AND FOREIGN CURRENCY
  TRANSACTIONS:
 Net realized gains (losses) on
   investment transactions..............     694,477         (35)   10,159,860
 Net realized losses on foreign currency
   transactions.........................          --          --            --
 Net realized gains on futures
   transactions.........................          --          --            --
 Net change in unrealized appreciation
   (depreciation) on investments........     386,420     526,122     2,749,219
 Net unrealized depreciation of assets
   and liabilities denominated in
   foreign currencies and financial
   futures..............................          --          --            --
                                          ----------    --------   -----------
  NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS...............   1,080,897     526,087    12,909,079
                                          ----------    --------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $2,148,303    $629,266   $18,248,557
                                          ==========    ========   ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                  Special         International
  Growth       Opportunities         Equity           Intermediate
   Fund            Fund               Fund             Bond Fund
  ------       -------------      -------------       ------------


$ 2,417,830     $  342,593         $  919,738         $        --
    345,981        180,715            812,573           6,464,285
-----------     ----------         ----------         -----------
  2,763,811        523,308          1,732,311           6,464,285
-----------     ----------         ----------         -----------

  1,001,299        347,121            510,026             397,522
    231,069         74,383             95,630             149,070

      6,857          1,296              5,144               8,230
      2,153             98              2,128               1,413
     76,713         45,388            143,783              52,441
     32,692          6,392             18,787              18,436
     28,964         14,582             13,902              20,008
      7,344          7,350              7,304               3,957
      7,744          7,128              7,021               5,960
     12,834          4,380              7,972              15,042
      5,336          4,906              5,254               3,142
     10,298          2,148              3,018               2,688
-----------     ----------         ----------         -----------
  1,423,303        515,172            819,969             677,909
   (178,139)       (91,042)          (121,611)           (117,649)
       (579)          (546)           (18,899)               (965)
-----------     ----------         ----------         -----------
  1,244,585        423,584            679,459             559,295
-----------     ----------         ----------         -----------
  1,519,226         99,724          1,052,852           5,904,990
-----------     ----------         ----------         -----------



 26,440,370      6,745,106             54,335            (243,227)

         --             --            (21,145)                 --
         --             --          3,394,282                  --

 (1,707,596)       640,604            890,843          (8,621,282)


         --             --           (680,616)                 --
-----------     ----------         ----------         -----------


 24,732,774      7,385,710          3,637,699          (8,864,509)
-----------     ----------         ----------         -----------

$26,252,000     $7,485,434         $4,690,551         $(2,959,519)
===========     ==========         ==========         ===========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Intermediate
                                           Bond      International  Municipal
                                           Fund        Bond Fund    Bond Fund
                                        -----------  ------------- ------------
INVESTMENT INCOME:
 Interest income (net of foreign
   withholding taxes of $245 for
   International Bond Fund)...........  $ 4,132,313    $ 491,723   $  9,997,821
                                        -----------    ---------   ------------
                                          4,132,313      491,723      9,997,821
                                        -----------    ---------   ------------
EXPENSES:
 Advisory fees........................      350,506       57,597        778,758
 Administration fees..................       96,541       12,343        292,034
 Shareholder Services fees (Class A
   Shares and
   Class B Shares)....................        2,615          664         22,194
 12b-1 fees (Class B Shares)..........          211           16          1,519
 Custodian fees and expenses..........       61,373       10,654        102,370
 Registration fees....................       15,643        6,906         28,032
 Legal and audit fees.................       12,311        8,636         30,768
 Amortization of organization
   expenses...........................        6,984        6,893          5,467
 Transfer agent fees and expenses.....        7,003        6,976          6,952
 Reports to shareholders..............        3,396        2,316         20,330
 Trustees' fees.......................        4,493        4,002          4,732
 Miscellaneous expenses...............        3,330          316          9,870
                                        -----------    ---------   ------------
 Total Expenses.......................      564,406      117,319      1,303,026
 Less: Expense reimbursements.........     (119,917)     (46,124)      (197,946)
 Expenses paid by third parties.......       (1,433)        (618)        (5,602)
                                        -----------    ---------   ------------
  Net Expenses........................      443,056       70,577      1,099,478
                                        -----------    ---------   ------------
  NET INVESTMENT INCOME...............    3,689,257      421,146      8,898,343
                                        -----------    ---------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENT AND FOREIGN CURRENCY
  TRANSACTIONS:
 Net realized gains (losses) on
   investment transactions............    1,073,445      232,363      1,326,766
 Net realized losses on foreign
   currency transactions..............           --      (18,467)            --
 Net change in unrealized depreciation
   on investments.....................   (7,715,626)    (497,279)   (10,453,612)
 Translation of assets and liabilities
   denominated in foreign currencies..           --     (101,700)            --
                                        -----------    ---------   ------------
  NET REALIZED AND UNREALIZED LOSSES
    ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS.............   (6,642,181)    (385,083)    (9,126,846)
                                        -----------    ---------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........  $(2,952,924)   $  36,063   $   (228,503)
                                        ===========    =========   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               U.S. Government                         Municipal
 Municipal      Money Market       Money Market      Money Market
 Bond Fund          Fund               Fund              Fund
-----------    ---------------     ------------      ------------


$ 6,348,550      $1,748,921         $6,839,129       $ 4,373,019
-----------      ----------         ----------       -----------
  6,348,550       1,748,921          6,839,129         4,373,019
-----------      ----------         ----------       -----------

    477,525         132,814            504,256           505,016
    179,072          49,805            189,096           189,381

      9,428          83,009            315,160           315,635
      1,382             --                 457               --
     69,653          45,632             80,358            71,688
     18,485           5,158             19,280            16,816
     26,946           7,996             33,158            30,700
        585           6,783              6,846             9,255
      7,162          30,644            159,950            60,506
     16,668           4,454             13,825            14,562
      3,714           3,004              5,404             8,224
      8,352           1,808              6,294             7,516
-----------      ----------         ----------       -----------
    818,972         371,107          1,334,084         1,229,299
   (150,790)       (101,615)          (316,471)         (336,659)
     (7,134)         (4,086)            (9,900)           (9,001)
-----------      ----------         ----------       -----------
    661,048         265,406          1,007,713           883,639
-----------      ----------         ----------       -----------
  5,687,502       1,483,515          5,831,416         3,489,380
-----------      ----------         ----------       -----------



  1,828,477              --               (564)               --
         --              --                 --                --

 (9,784,351)             --                 --                --

         --              --                 --                --
-----------      ----------         ----------       -----------


 (7,955,874)             --               (564)               --
-----------      ----------         ----------       -----------

$(2,268,372)     $1,483,515         $5,830,852       $ 3,489,380
===========      ==========         ==========       ===========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                  Managed Assets
                                    Income Fund             Managed Assets Fund
                             --------------------------  -------------------------
                             For the Six     For the     For the Six    For the
                             Months Ended   Year Ended   Months Ended Period Ended
                               June 30,    December 31,    June 30,   December 31,
                                 1996          1995          1996       1995(1)
                             ------------  ------------  ------------ ------------
                             (Unaudited)                 (Unaudited)
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income.....  $ 1,067,406   $ 2,375,663    $  103,179   $   93,370
 Net realized gains
   (losses) on investment
   transactions............      694,477      (324,052)          (35)           5
 Net change in unrealized
   appreciation
   (depreciation) on
   investments.............      386,420     9,391,499       526,122      724,063
                             -----------   -----------    ----------   ----------
  NET INCREASE IN NET
    ASSETS RESULTING FROM
    OPERATIONS.............    2,148,303    11,443,110       629,266      817,438
                             -----------   -----------    ----------   ----------
DIVIDENDS TO SHAREHOLDERS
  FROM:
 Net investment income:
  Class A Shares...........     (833,893)   (2,441,590)      (44,483)     (77,991)
  Class B Shares...........      (40,101)      (31,089)       (3,095)      (7,493)
  Class I Shares...........      (22,770)      (36,073)       (2,688)      (7,813)
                             -----------   -----------    ----------   ----------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS...........     (896,764)   (2,508,752)      (50,266)     (93,297)
                             -----------   -----------    ----------   ----------
 Net realized gains on
   investments:
  Class A Shares...........           --      (108,059)           --           --
  Class B Shares...........           --        (4,560)           --           --
  Class I Shares...........           --        (2,720)           --           --
                             -----------   -----------    ----------   ----------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS...........           --      (115,339)           --           --
                             -----------   -----------    ----------   ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares
   sold....................    8,937,941     9,561,625     1,323,074    9,391,817
 Dividends reinvested......      820,415     2,415,006        47,580       85,512
 Cost of shares redeemed...   (4,401,796)   (9,697,497)   (1,628,309)    (602,469)
                             -----------   -----------    ----------   ----------
  NET INCREASE (DECREASE)
    IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS.....    5,356,560     2,279,134      (257,655)   8,874,860
                             -----------   -----------    ----------   ----------
   TOTAL INCREASE IN NET
     ASSETS................    6,608,099    11,098,153       321,345    9,599,001
NET ASSETS:
 Beginning of period.......   55,465,327    44,367,174     9,599,001           --
                             -----------   -----------    ----------   ----------
 End of period (4).........  $62,073,426   $55,465,327    $9,920,346   $9,599,001
                             ===========   ===========    ==========   ==========

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) Includes distributions in excess of net investment income of $8,587.
(4) Includes undistributed net investment income (distributions in excess of net investment income) of $170,862, $220, $52,986, $73, $919,354,
    ($8,587), $639,545 and $3,678, respectively.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Equity Income Fund                                Growth Fund
 ---------------------------------              -----------------------------------------
 For the Six           For the                  For the Six               For the
 Months Ended        Period Ended               Months Ended            Period Ended
   June 30,          December 31,                 June 30,              December 31,
     1996              1995(2)                      1996                  1995(2)
 ------------        ------------               ------------            ------------
 (Unaudited)                                    (Unaudited)


 $  5,339,478        $  9,024,081               $  1,519,226            $  3,827,071

   10,159,860          12,993,377                 26,440,370              26,140,162

    2,749,219          41,597,759                 (1,707,596)             45,732,866
 ------------        ------------               ------------            ------------

   18,248,557          63,615,217                 26,252,000              75,700,099
 ------------        ------------               ------------            ------------


      (44,312)            (36,341)                    (8,415)                (20,056)
       (9,668)             (4,665)                        --                    (128)
   (4,357,557)         (8,991,662)(3)               (874,944)             (3,803,209)
 ------------        ------------               ------------            ------------
   (4,411,537)         (9,032,668)                  (883,359)             (3,823,393)
 ------------        ------------               ------------            ------------

           --             (76,484)                        --                (297,846)
           --             (15,958)                        --                 (18,522)
           --          (7,635,585)                        --             (20,574,490)
 ------------        ------------               ------------            ------------
           --          (7,728,027)                        --             (20,890,858)
 ------------        ------------               ------------            ------------

   19,975,695         258,157,716                 15,401,213             300,831,887
      136,609           6,638,209                     27,290              15,027,099
  (14,498,131)        (24,256,920)               (30,247,444)            (68,303,488)
 ------------        ------------               ------------            ------------


    5,614,173         240,539,005                (14,818,941)            247,555,498
 ------------        ------------               ------------            ------------
   19,451,193         287,393,527                 10,549,700             298,541,346

  287,393,527                  --                298,541,346                      --
 ------------        ------------               ------------            ------------
 $306,844,720        $287,393,527               $309,091,046            $298,541,346
 ============        ============               ============            ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                          Special Opportunities Fund    International Equity Fund
                          ----------------------------  --------------------------
                           For the Six      For the     For the Six     For the
                          Months Ended   Period Ended   Months Ended  Period Ended
                            June 30,     December 31,     June 30,    December 31,
                              1996          1995(1)         1996        1995(2)
                          -------------  -------------  ------------  ------------
                           (Unaudited)                  (Unaudited)
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income..  $      99,724  $    412,673   $  1,052,852  $  1,052,004
 Net realized gains on
   investment
   transactions.........      6,745,106     1,749,697         54,335       505,347
 Net realized gains
   (losses) on foreign
   currency transactions             --            --        (21,145)     (236,752)
 Net realized gains on
   futures transactions.             --            --      3,394,282     3,503,125
 Net change in
   unrealized
   appreciation
   (depreciation) on
   investments..........        640,604    15,460,102        890,843     5,875,255
 Net unrealized
   appreciation
   (depreciation) of
   assets and
   liabilities
   denominated in
   foreign currencies
   and financial
   futures..............             --            --       (680,616)      899,200
                          -------------  ------------   ------------  ------------
  NET INCREASE
    (DECREASE) IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....      7,485,434    17,622,472      4,690,551    11,598,179
                          -------------  ------------   ------------  ------------
DIVIDENDS TO
  SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares........            (10)         (807)       (12,751)      (12,465)
  Class B Shares........             --            --           (965)         (174)
  Class I Shares........        (86,090)     (407,928)      (536,221)     (905,274)
                          -------------  ------------   ------------  ------------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS........        (86,100)     (408,735)      (549,937)     (917,913)
                          -------------  ------------   ------------  ------------
 Net realized gains on
   investments:
  Class A Shares........             --       (13,273)            --       (60,752)
  Class B Shares........             --          (308)            --        (4,283)
  Class I Shares........             --    (1,849,182)            --    (2,203,921)
                          -------------  ------------   ------------  ------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS........             --    (1,862,763)            --    (2,268,956)
                          -------------  ------------   ------------  ------------
CAPITAL STOCK
  TRANSACTIONS:
 Net proceeds from
   shares sold..........     11,643,865    89,942,654     45,863,061   100,265,824
 Dividends reinvested...          1,409     1,194,408         26,086     1,535,547
 Cost of shares
   redeemed.............     (6,341,087)  (12,875,093)    (4,826,301)   (5,823,304)
                          -------------  ------------   ------------  ------------
  NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS..      5,304,187    78,261,969     41,062,846    95,978,067
                          -------------  ------------   ------------  ------------
   TOTAL INCREASE IN NET
     ASSETS.............     12,703,521    93,612,943     45,203,460   104,389,377
NET ASSETS:
 Beginning of period....     93,612,943            --    104,389,377            --
                          -------------  ------------   ------------  ------------
 End of period(4).......  $ 106,316,464  $ 93,612,943   $149,592,837  $104,389,377
                          =============  ============   ============  ============

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(3) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
(4) Includes undistributed net investment income (distributions in excess of net investment income) of $17,562, $3,938, $637,006, $134,091, $0, $0,
    ($14,103) and ($13,857), respectively.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Bond Fund                               International Bond Fund
 ----------------------------------             --------------------------------------------
 For the Six            For the                 For the Six                 For the
 Months Ended         Period Ended              Months Ended              Period Ended
   June 30,           December 31,                June 30,                December 31,
     1996               1995(3)                     1996                    1995(1)
 ------------         ------------              ------------              ------------
 (Unaudited)                                    (Unaudited)


 $  3,689,257         $  6,703,140              $   421,146               $   611,812

    1,073,445            6,908,795                  232,363                 1,020,021

           --                   --                  (18,467)                   30,644
           --                   --                       --                        --

   (7,715,626)           6,271,794                 (497,279)                  427,716


           --                   --                 (101,700)                  144,180
 ------------         ------------              -----------               -----------


   (2,952,924)          19,883,729                   36,063                 2,234,373
 ------------         ------------              -----------               -----------


      (55,896)             (50,085)                 (12,161)                  (13,458)
       (1,334)                (755)                     (85)                     (173)
   (3,632,027)          (6,652,300)                (409,146)                 (612,038)
 ------------         ------------              -----------               -----------

   (3,689,257)          (6,703,140)                (421,392)                 (625,669)
 ------------         ------------              -----------               -----------
           --              (63,549)                      --                   (33,914)
           --               (2,117)                      --                      (311)
           --           (4,372,121)                      --                (1,053,821)
 ------------         ------------              -----------               -----------
           --           (4,437,787)                      --                (1,088,046)
 ------------         ------------              -----------               -----------

   17,151,796          129,396,150                4,483,775                15,584,504
       52,643            2,974,473                   22,078                   380,496
   (6,849,979)         (13,804,756)                (959,857)               (1,490,370)
 ------------         ------------              -----------               -----------

   10,354,460          118,565,867                3,545,996                14,474,630
 ------------         ------------              -----------               -----------
    3,712,279          127,308,669                3,160,667                14,995,288

  127,308,669                   --               14,995,288                        --
 ------------         ------------              -----------               -----------
 $131,020,948         $127,308,669              $18,155,955               $14,995,288
 ============         ============              ===========               ===========

                       See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          For the       For the       For the
                                         Six Months   Period Ended  Year Ended
                                       Ended June 30, December 31,  January 31,
                                            1996        1995(1)        1995
                                       -------------- ------------  -----------
                                        (Unaudited)
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:
 Net investment income...............   $  5,904,990  $  9,688,284  $   346,925
 Net realized gains (losses) on
   investment transactions...........       (243,227)    7,844,775      (63,605)
 Net change in unrealized
   appreciation (depreciation) on
   investments.......................     (8,621,282)    7,312,968     (304,664)
                                        ------------  ------------  -----------
     NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM
       OPERATIONS....................     (2,959,519)   24,846,027      (21,344)
                                        ------------  ------------  -----------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares.....................       (173,857)     (137,077)      (4,217)
  Class B Shares.....................         (9,027)       (3,518)         (99)
  Class I Shares.....................     (5,722,106)   (9,547,689)    (342,609)
                                        ------------  ------------  -----------
     TOTAL DIVIDENDS TO SHAREHOLDERS.     (5,904,990)   (9,688,284)    (346,925)
                                        ------------  ------------  -----------
 Net realized gains on investments:
  Class A Shares.....................             --      (157,731)         (16)
  Class B Shares.....................             --        (6,773)          (1)
  Class I Shares.....................             --    (5,006,911)      (1,196)
                                        ------------  ------------  -----------
     TOTAL DISTRIBUTIONS TO
       SHAREHOLDERS..................             --    (5,171,415)      (1,213)
                                        ------------  ------------  -----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold.......     33,850,087   200,868,057    7,682,912
 Dividends reinvested................        295,658     4,026,532        9,789
 Cost of shares redeemed.............    (18,808,002)  (23,767,145)  (5,345,718)
                                        ------------  ------------  -----------
     NET INCREASE IN NET ASSETS FROM
       FUND SHARE TRANSACTIONS.......     15,337,743   181,127,444    2,346,983
                                        ------------  ------------  -----------
       TOTAL INCREASE IN NET ASSETS..      6,473,234   191,113,772    1,977,501
NET ASSETS:
 Beginning of period.................    198,283,671     7,169,899    5,192,398
                                        ------------  ------------  -----------
 End of period.......................   $204,756,905  $198,283,671  $ 7,169,899
                                        ============  ============  ===========

-----------
(1) For the period February 1, 1995 through December 31, 1995.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          For the       For the       For the
                                         Six Months   Period Ended   Year Ended
                                       Ended June 30, December 31,  February 28,
                                            1996        1995(1)         1995
                                       -------------- ------------  ------------
                                        (Unaudited)
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:
 Net investment income...............   $  8,898,343  $ 14,827,033  $  1,985,164
 Net realized gains (losses) on
   investment transactions...........      1,326,766     3,839,621      (757,908)
 Net change in unrealized
   appreciation (depreciation) on
   investments.......................    (10,453,612)   13,694,976     2,898,764
                                        ------------  ------------  ------------
  NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS.       (228,503)   32,361,630     4,126,020
                                        ------------  ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares.....................       (371,298)     (619,417)   (1,214,913)
  Class B Shares.....................         (6,928)       (3,609)          (17)
  Class I Shares.....................     (8,520,117)  (14,204,008)     (770,234)
                                        ------------  ------------  ------------
  TOTAL DIVIDENDS TO SHAREHOLDERS....     (8,898,343)  (14,827,034)   (1,985,164)
                                        ------------  ------------  ------------
 Net realized gains on investments:
  Class A Shares.....................             --      (143,000)      (62,814)
  Class B Shares.....................             --        (2,501)         (284)
  Class I Shares.....................             --    (3,007,029)           --
                                        ------------  ------------  ------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS.....................             --    (3,152,530)      (63,098)
                                        ------------  ------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold.......     34,339,457    48,746,625   367,446,983
 Dividends reinvested................        336,595     2,914,315       851,803
 Cost of shares redeemed.............    (28,801,719)  (57,221,370)  (16,165,822)
                                        ------------  ------------  ------------
  NET INCREASE (DECREASE) IN NET
    ASSETS FROM FUND SHARE
    TRANSACTIONS.....................      5,874,333    (5,560,430)  352,132,964
                                        ------------  ------------  ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS..........................     (3,252,513)    8,821,636   354,210,722
NET ASSETS:
 Beginning of period.................    391,870,717   383,049,081    28,838,359
                                        ------------  ------------  ------------
 End of period.......................   $388,618,204  $391,870,717  $383,049,081
                                        ============  ============  ============

-----------
(1) For the period March 1, 1995 through December 31, 1995.

                       See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          For the       For the       For the
                                         Six Months   Period Ended   Year Ended
                                       Ended June 30, December 31,  February 28,
                                            1996        1995(1)         1995
                                       -------------- ------------  ------------
                                        (Unaudited)
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:
 Net investment income...............   $  5,687,502  $ 10,231,899  $    930,044
 Net realized gains (losses) on
   investment transactions...........      1,828,477     5,020,578      (260,986)
 Net change in unrealized
   appreciation (depreciation) on
   investments.......................     (9,784,351)   11,041,965     2,624,847
                                        ------------  ------------  ------------
  NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS.     (2,268,372)   26,294,442     3,293,905
                                        ------------  ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares.....................       (158,240)     (268,916)     (409,080)
  Class B Shares.....................         (6,673)       (2,833)          (67)
  Class I Shares.....................     (5,522,589)   (9,960,150)     (520,897)
                                        ------------  ------------  ------------
  TOTAL DIVIDENDS TO SHAREHOLDERS....     (5,687,502)  (10,231,899)     (930,044)
                                        ------------  ------------  ------------
 Net realized gains on investments:
  Class A Shares.....................             --      (135,418)           --
  Class B Shares.....................             --        (4,334)           --
  Class I Shares.....................             --    (4,405,351)           --
                                        ------------  ------------  ------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS.....................             --    (4,545,103)           --
                                        ------------  ------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold.......     17,848,361    34,482,785   222,400,536
 Dividends reinvested................        139,406     3,928,330       323,826
 Cost of shares redeemed.............    (17,183,768)  (29,087,608)   (7,342,155)
                                        ------------  ------------  ------------
  NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS..........        803,999     9,323,507   215,382,207
                                        ------------  ------------  ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS..........................     (7,151,875)   20,840,947   217,746,068
NET ASSETS:
 Beginning of period.................    247,823,150   226,982,203     9,236,135
                                        ------------  ------------  ------------
 End of period.......................   $240,671,275  $247,823,150  $226,982,203
                                        ============  ============  ============

-----------
(1) For the period March 1, 1995 through December 31, 1995.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           U.S. Government
                                                          Money Market Fund
                                                      ---------------------------
                                                      For the Six      For the
                                                      Months Ended   Year Ended
                                                        June 30,    December 31,
                                                          1996          1995
                                                      ------------  -------------
                                                      (Unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income..............................  $ 1,483,515   $   3,391,932
 Net realized gains (losses) on investments.........           --          32,485
                                                      -----------   -------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS......................................    1,483,515       3,424,417
                                                      -----------   -------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares....................................   (1,483,515)     (3,391,932)
  Class B Shares....................................           --              --
                                                      -----------   -------------
  TOTAL DIVIDENDS TO SHAREHOLDERS...................   (1,483,515)     (3,391,932)
                                                      -----------   -------------
 Net realized gains on investments:
  Class A Shares....................................           --              --
  Class B Shares....................................           --              --
                                                      -----------   -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............           --              --
                                                      -----------   -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.   (1,483,515)     (3,391,932)
                                                      -----------   -------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold......................  103,720,750     250,085,862
 Dividends reinvested...............................    1,045,460       2,488,380
 Cost of shares redeemed............................  (70,640,081)   (311,695,323)
                                                      -----------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS..............................   34,126,129     (59,121,081)
                                                      -----------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS..........   34,126,129     (59,088,596)
NET ASSETS:
 Beginning of period................................   57,264,060     116,352,656
                                                      -----------   -------------
 End of period......................................  $91,390,189   $  57,264,060
                                                      ===========   =============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


        Money Market Fund                          Municipal Money Market Fund
 ----------------------------------             ----------------------------------------------
 For the Six            For the                  For the Six                  For the
 Months Ended          Year Ended               Months Ended                Year Ended
   June 30,           December 31,                June 30,                 December 31,
     1996                 1995                      1996                       1995
 ------------         ------------              -------------              -------------
 (Unaudited)                                     (Unaudited)
 $  5,831,416         $  7,780,385              $   3,489,380              $   6,529,805
         (564)             179,219                         --                        (44)
 ------------         ------------              -------------              -------------
    5,830,852            7,959,604                  3,489,380                  6,529,761
 ------------         ------------              -------------              -------------
   (5,829,046)          (7,779,495)                (3,489,380)                (6,529,805)
       (2,370)                (890)                        --                         --
 ------------         ------------              -------------              -------------
   (5,831,416)          (7,780,385)                (3,489,380)                (6,529,805)
 ------------         ------------              -------------              -------------
           --             (123,505)                        --                         --
           --                  (35)                        --                         --
 ------------         ------------              -------------              -------------
           --             (123,540)                        --                         --
 ------------         ------------              -------------              -------------
   (5,831,416)          (7,903,925)                (3,489,380)                (6,529,805)
 ------------         ------------              -------------              -------------
  647,714,346          803,027,143                303,063,695                534,326,783
    4,315,245            6,873,012                  1,569,202                  3,305,612
 (496,372,888)        (725,296,634)              (270,654,125)              (482,251,105)
 ------------         ------------              -------------              -------------
  155,656,703           84,603,521                 33,978,772                 55,381,290
 ------------         ------------              -------------              -------------
  155,656,139           84,659,200                 33,978,772                 55,381,246
  204,059,218          119,400,018                228,511,278                173,130,032
 ------------         ------------              -------------              -------------
 $359,715,357         $204,059,218              $ 262,490,050              $ 228,511,278
 ============         ============              =============              =============

                      See Notes to Financial Statements.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--GENERAL

  Prairie Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). At June 30, 1996, the Trust consisted of twelve separate investment portfolios. The accompanying financial statements include the results of operations for the following portfolios of the Trust: Managed Assets Income Fund, Managed Assets Fund, Equity Income Fund, Growth Fund, Special Opportunities Fund, International Equity Fund, Bond Fund, International Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Money Market Fund, Money Market Fund and Municipal Money Market Fund. Additionally, the accompanying financial statements include the results of operations for the Prairie Municipal Bond Fund, Inc. and the Prairie Intermediate Bond Fund, two open-end management investment companies registered under the Act (together with the Trust's portfolios, the "Funds").
  The investment objective of the Managed Assets Income Fund is to maximize current income by following an asset allocation strategy of investing in equity securities, fixed-income securities and short-term instruments of domestic and foreign issuers. The investment objective of the Managed Assets Fund seeks to maximize total return through capital appreciation and current income without assuming undue risk. The Fund follows an asset allocation strategy similar to the Managed Assets Income Fund. The investment objective of the Equity Income Fund is to provide income, capital appreciation and growth of earnings. The Fund invests primarily in income-producing equity securities of domestic issuers. The investment objective of the Growth Fund is to seek long-term capital appreciation through investing primarily in equity securities of domestic issuers. The investment objective of the Special Opportunities Fund is to seek long-term capital appreciation. This objective is achieved through investing primarily in equity securities of small- to medium-sized emerging growth domestic issuers. The investment objective of the International Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity securities of foreign issuers. The investment objective of the Intermediate Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its objective by investing in a portfolio of U.S. dollar denominated investment grade fixed-income securities of domestic and foreign issuers which, under normal market conditions, will have a dollar-weighted average maturity expected to range between three and ten years. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a portfolio of U.S. dollar denominated investment grade fixed-income securities of domestic and foreign issuers, without regard to maturity. The investment objective of the International Bond Fund is to provide both long-term capital appreciation and current income through investing primarily in investment grade debt securities of foreign securities. The investment objective of the Intermediate Municipal Bond Fund is to provide as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
The Fund invests primarily in a portfolio of investment grade Municipal Obligations which, under normal conditions, will have a dollar-weighted average maturity expected to range between three and ten years. The investment objective of the Municipal Bond Fund is to provide a high level of current income exempt from Federal income tax and is consistent with the preservation of capital. This objective is achieved through primarily investing in a portfolio of investment grade Municipal Obligations without regard to maturity. The investment objective of the U.S. Government Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund will only invest short-term securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities, and repurchase agreements in respect of such securities. The investment objective of the Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The objective is achieved by investing in short-term money market instruments. The investment objective of the Municipal Money Market Fund is to provide a high level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity through invests in short-term Municipal Obligations.
  First Chicago Investment Management Company ("FCIMCO"), a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), serves as each Fund's investment adviser and administrator. Additionally, FCIMCO has engaged Concord Holding Corporation ("Concord"), a wholly-owned subsidiary of The BISYS Group, Inc., to assist it in providing certain administrative services for the Funds. Concord Financial Group, Inc. (the "Distributor"), a wholly-owned subsidiary of Concord, serves as the principal underwriter and distributor of each Fund's shares.
  The Funds (except for the U.S. Government Money Market Fund and Municipal Money Market Fund, which offer Class A shares only, and the Money Market Fund, which offers class A Shares and Class B shares) each offer Class A shares, Class B shares and Class I shares. Class A shares, Class B shares and Class I shares are substantially the same except that Class A shares are subject to a sales charge imposed at the time of purchase and are subject to fees charged pursuant to a Shareholder Services Plan. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption and are subject to fees charged pursuant to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholder Services Plan. Class I shares are not subject to any sales charge, shareholder services fees or distribution fees.
  During the period January 27, 1995 through March 3, 1995, various common trust funds and collective trust funds managed by FNBC transferred cash and securities to certain Funds in exchange for Class I shares of the corresponding Fund. The following table sets forth the date on which such transfers occurred, the transferring entity, the corresponding Fund, the market value of the securities and cash transferred and the amount of Class I shares issued in connection with such transfer:

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 Class I
                                                                                  Shares
    Date of Transfer        Transferring Entity          Fund      Market Value   Issued
    ----------------        -------------------          ----      ------------  -------
January 27, 1995........ First Chicago Personal     Equity Income  $198,087,162 19,808,716
                         Trust Equity Fund          Fund
January 27, 1995........ First Chicago Personal     Growth Fund     245,392,975 24,539,297
                         Trust Endowment Equity
                         Fund and First Chicago
                         Personal Trust Growth
                         Equity Fund
January 27, 1995........ First Chicago Personal     Special          51,316,357  5,131,636
                         Trust Special Equity       Opportunities
                         Fund                       Fund
January 27, 1995........ First Chicago Personal     International     8,955,517    895,552
                         Trust International Bond   Bond Fund
                         Fund
February 10, 1995....... First Chicago Personal     Bond Fund        98,997,057  9,899,706
                         Trust Taxable Bond Fund
                         And First Chicago
                         Personal Trust
                         Endowment Bond Fund
February 10, 1995....... First Chicago Personal     Intermediate    129,394,694 16,848,267
                         Trust Intermediate         Bond Fund
                         Taxable Bond Fund and
                         Lake Shore Common
                         Trust Taxable Fixed
                         Income Fund
February 10, 1995....... First Chicago Personal     Municipal Bond  213,488,376 17,910,099
                         Trust Tax-Exempt Bond      Fund
                         Fund
February 10, 1995....... First Chicago Personal     Intermediate    349,656,211 29,885,146
                         Trust Intermediate Tax-    Municipal Bond
                         Exempt Bond Fund and       Fund
                         Lake Shore Common
                         Trust Municipal Bond
                         Fund
March 3, 1995........... First Chicago Personal     International    48,338,875  4,833,888
                         Trust International Equity Equity Fund
                         Fund

  At meetings of the shareholders of the First Prairie Diversified Assets Fund, First Prairie Municipal Bond Fund--Intermediate Series, First Prairie Money Market Fund--Money Market Series and Government Series, and First Prairie Municipal Money Market Fund (collectively, the "First Prairie Funds") held on January 17, 1995, shareholders of each such Fund approved an Agreement and Plan of Exchange (the "Plan") which called for the transfer of the assets, subject to the liabilities, of each First Prairie Fund to the Prairie Managed Assets Income Fund,

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
Prairie Intermediate Municipal Bond Fund, Prairie Money Market Fund, Prairie U.S. Government Money Market Fund, and Prairie Municipal Money Market Fund, respectively. The Plan also called for the issuance of shares by the respective Prairie Funds to the shareholders of the corresponding First Prairie Fund, such shares being equal in value to the net assets so transferred.
  The following table sets forth the date on which this transfer took place along with the net assets transferred and the number of shares issued:

                                                       Net Assets
   Fund                               Date of Transfer Transferred Shares Issued
   ----                               ---------------- ----------- -------------
   Managed Assets Income Fund.......  March 3, 1995    $43,698,653    3,518,593
   Intermediate Municipal Bond Fund.  January 27, 1995  22,331,512    1,930,122
   Money Market Fund................  May 20, 1995     127,335,807  127,197,352
   U.S. Government Money Market
    Fund............................  May 20, 1995      52,257,087   52,273,072
   Municipal Money Market Fund......  May 20, 1995     178,386,094  178,439,745

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
  (A) Portfolio Valuation: Bonds, debentures, notes, mortgage-related securities, asset-backed securities, municipal obligations and convertible debt obligations ("Fixed Income Securities") are valued daily using available market quotations or at fair value as determined by one or more independent pricing services (the "Service") approved by the Board of Trustees (the "Board of Trustees" or the "Board"). Fixed Income Securities for which quoted bid prices are readily available and are representative of the bid side of the market, in the judgement of the Service, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other Fixed Income Securities are carried at fair value as determined by the Service, based upon methods which include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type, indication as to values from dealers, and general market conditions. Fixed income securities with maturities less than 60 days are carried at amortized cost, which approximates market value.
  Common stocks, preferred stocks and convertible securities, as well as warrants to purchase such securities ("Equity Securities"), and call options written by a Fund are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Equity Securities not

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the most recent bid prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board.
  Restricted securities, illiquid securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board.
  Investments of the U.S. Government Money Market Fund, Money Market Fund and Municipal Money Market Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instruments with a remaining maturity greater that thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.
  (B) Foreign currency translations: The books and records of the International Bond Fund and the International Equity Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment securities, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the investment adviser; and (ii) purchases and sales of foreign securities, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds generally do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized and unrealized gains and losses on foreign currency represent: (i) foreign exchange gains and losses from the sale and holding of foreign currencies forward contracts and foreign currency denominated debt obligations; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.
  (C) Futures contracts: The International Equity Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase.
Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the value of the contract are recorded as unrealized gains or losses. The Fund recognizes, when the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Futures contracts open at June 30, 1996 and their related unrealized market appreciation (depreciation) are set forth in the notes to the Portfolio of Investments of the International Equity Fund.
  There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
  (D) Forward foreign currency contracts: The International Bond Fund may enter into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward foreign currency contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward foreign currency contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The
Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward foreign currency contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gains on such contracts that are recognized in the Statement of Assets and Liabilities.
  (E) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
  Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by FCIMCO, subject to the sellers agreement to repurchase and the Funds agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
  (F) Expenses: Expenses directly attributable to a Fund are charged to that Funds operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them.
  (G) Dividends to shareholders: It is the policy of Managed Assets Income Fund and Equity Income Fund to declare and pay dividends from net investment income monthly while the Managed Assets Fund, Growth Fund, Special Opportunities Fund and International Equity Fund declare and pay dividends quarterly. The Bond Fund, Intermediate Bond Fund, International Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Money Market Fund, Money Market Fund and Municipal Money Market Fund declare dividends daily from net investment income payable monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). However, to the extent that net realized capital gains of a Fund can be reduced by capital loss carryovers, if any, such gains will not be distributed.
  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.
  (H) Federal income taxes: It is the policy of each Fund to qualify or to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.
  Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of the Funds next taxable year. For the fiscal year ended December 31, 1995, the Municipal Money

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
Market Fund and the Special Opportunities Fund incurred and may elect to defer net capital losses of approximately $50 and $113,000, respectively.
  At December 31, 1995, the Managed Assets Income Fund had unused capital loss carryovers of approximately $317,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, the carryover expires in 2003.
  At December 31, 1995, the U.S. Government Money Market Fund had unused capital loss carryovers of approximately $16,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, the carryover expires in 2002.
  At December 31, 1995, the Municipal Money Market Fund had unused capital loss carryovers of approximately $40,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, $1,000 of the carryover expires in 1999, $2,000 expires in 2001, $1,000 expires in 2002 and $36,000 expires in 2003.
  At December 31, 1995, with the exception of the Growth Fund, the cost of the Funds investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Portfolios of Investments).
  (I) Other: Organization expenses incurred by the Funds are being amortized to operations over the period during which it is expected that a benefit will be realized, not to exceed five years.
  Each Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended June 30, 1996, custodian fees and expenses and expenses paid by third parties were increased by the following amounts:

   Managed Assets Income Fund.......................................... $ 3,816
   Managed Assets Fund.................................................     938
   Equity Income Fund..................................................   1,131
   Growth Fund.........................................................     579
   Special Opportunities Fund..........................................     546
   International Equity Fund...........................................  18,899
   Intermediate Bond Fund..............................................     965
   Bond Fund...........................................................   1,433
   International Bond Fund.............................................     618
   Intermediate Municipal Bond Fund....................................   5,602
   Municipal Bond Fund.................................................   7,134
   U.S. Government Money Market Fund...................................   4,086
   Money Market Fund...................................................   9,900
   Municipal Money Market Fund.........................................   9,001

  There was no effect on net investment income. The Funds could have invested such cash amounts in an income-producing asset if they had not agreed to a

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
reduction of fees or expenses under the expense offset agreements with their custodian.
  (J) Concentration of risk: Investing in securities of foreign issuers and foreign currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. securities. These risks are greater with respect to securities of issuers located in emerging market countries in which certain Funds are authorized to invest. The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

NOTE 3--INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The Trust has an Investment Advisory Agreement with FCIMCO pursuant to which FCIMCO has agreed to provide day-to-day management of each Fund's investments at the following annual rates:

   Managed Assets Income Fund............................................. 0.65%
   Managed Assets Fund.................................................... 0.65%
   Equity Income Fund..................................................... 0.50%
   Growth Fund............................................................ 0.65%
   Special Opportunities Fund............................................. 0.70%
   International Equity Fund.............................................. 0.80%
   Intermediate Bond Fund................................................. 0.40%
   Bond Fund.............................................................. 0.55%
   International Bond Fund................................................ 0.70%
   Intermediate Municipal Bond Fund....................................... 0.40%
   Municipal Bond Fund.................................................... 0.40%
   U.S. Government Money Market Fund...................................... 0.40%
   Money Market Fund...................................................... 0.40%
   Municipal Money Market Fund............................................ 0.40%

  The Trust has an Administration Agreement with FCIMCO pursuant to which FCIMCO has agreed to assist in all aspects of the Funds' operations at an annual rate of 0.15% of each Fund's average daily net assets. FCIMCO has engaged Concord to provide certain administrative services to the Funds pursuant to a Master Sub-Administration Agreement between FCIMCO and Concord. FCIMCO has agreed to pay Concord a fee for the services stipulated in the Master Sub-Administration Agreement.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
  For the six months ended June 30, 1996, FCIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts, excluding shareholder servicing fees and 12b-1 fees (as a percentage of each Fund's average net assets):

                                                         Class A Class B Class I
                                                         ------- ------- -------
Managed Assets Income Fund..............................  1.25%   2.00%   1.00%
Managed Assets Fund.....................................  1.25%   2.00%   1.00%
Equity Income Fund......................................  0.90%   1.65%   0.65%
Growth Fund.............................................  1.05%   1.80%   0.80%
Special Opportunities Fund..............................  1.10%   1.85%   0.85%
International Equity Fund...............................  1.30%   2.05%   1.05%
Intermediate Bond Fund..................................  0.80%   1.55%   0.55%
Bond Fund...............................................  0.95%   1.70%   0.70%
International Bond Fund.................................  1.20%   1.95%   0.95%
Intermediate Municipal Bond Fund........................  0.80%   1.55%   0.55%
Municipal Bond Fund.....................................  0.80%   1.55%   0.55%
U.S. Government Money Market............................  0.80%    NA      NA
Money Market Fund.......................................  0.80%   1.55%    NA
Municipal Money Market Fund.............................  0.70%    NA      NA

  As such, FCIMCO reimbursed expenses during the six months ended June 30, 1996 in the following amounts:

                                                                      Expense
                                                                   Reimbursement
                                                                   -------------
   Managed Assets Income Fund.....................................   $ 49,405
   Managed Assets Fund............................................     55,370
   Equity Income Fund.............................................    166,802
   Growth Fund....................................................    178,139
   Special Opportunities Fund.....................................     91,042
   International Equity Fund......................................    121,611
   Intermediate Bond Fund.........................................    117,649
   Bond Fund......................................................    119,917
   International Bond Fund........................................     46,124
   Intermediate Municipal Bond Fund...............................    197,946
   Municipal Bond Fund............................................    150,790
   U.S. Government Money Market Fund..............................    101,615
   Money Market Fund..............................................    316,471
   Municipal Money Market Fund....................................    336,659

  The Distributor is not entitled to any fees pursuant to the Distribution Agreement; however the Distributor may receive payments of sales charges or contingent deferred sales charges.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
  For the six months ended June 30, 1996 the Distributor and FCIMCO and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of each Fund's shares:

                                                                    FCIMCO
                                                  Distributor and its affiliates
                                                  ----------- ------------------
   Managed Assets Income Fund....................   $10,846          $930
   Managed Assets Fund...........................     1,123           220
   Equity Income Fund............................     2,621            40
   Growth Fund...................................     1,028            --
   Special Opportunities Fund....................       333           600
   International Equity Fund.....................     2,250           800
   Intermediate Bond Fund........................        23            --
   Bond Fund.....................................       480            --
   International Bond Fund.......................        52            --
   Intermediate Municipal Bond Fund..............       190           814
   Municipal Bond Fund...........................       941           256

  (B) The Funds' Class A shares and Class B shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay the Distributor a fee, at an annual rate of 0.25% of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents who may include FCIMCO and its affiliates.
  For the six months ended June 30, 1996, the Funds paid the following amounts under the Plan:

                                  Amounts paid to   Amounts paid to   Amounts
                                    FCIMCO, FNBC     other service  retained by
                                 and its affiliates  organizations  Distributor
                                 ------------------ --------------- -----------
   Managed Assets Income Fund...      $  6,490          $63,070        $481
   Managed Assets Fund..........         8,165            3,684          11
   Equity Income Fund...........           846            4,713          13
   Growth Fund..................         1,594            5,250          13
   Special Opportunities Fund...           484              799          13
   International Equity Fund....         1,676            3,456          12
   Intermediate Bond Fund.......         4,754            3,476          --
   Bond Fund....................         1,318            1,285          12
   International Bond Fund......           300              352          12
   Intermediate Municipal Bond
    Fund........................        11,719            9,929         546
   Municipal Bond Fund..........         4,316            4,973         139
   U.S. Government Money Market
    Fund........................        82,679               --         330
   Money Market Fund............       313,747            1,404           9
   Municipal Money Market Fund..       315,617               --          18

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

  (C) The Funds' Class B shares have a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (the "12b-1 Plan") pursuant to which the Funds have agreed to pay the Distributor for advertising, marketing and distributing shares of the Funds at an annual rate of 0.75% of the average daily net assets of the Funds' outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCIMCO and its affiliates in respect of these services. For the six months ended June 30, 1996, the Funds made the following payments under the 12b-1 Plan, all of which was retained by the
Distributor:

   Managed Assets Income Fund.......................................... $12,104
   Managed Assets Fund.................................................   3,903
   Equity Income Fund..................................................   3,545
   Growth Fund.........................................................   2,153
   Special Opportunities Fund..........................................      98
   International Equity Fund...........................................   2,128
   Intermediate Bond Fund..............................................   1,413
   Bond Fund...........................................................     211
   International Bond Fund.............................................      16
   Intermediate Municipal Bond Fund....................................   1,519
   Municipal Bond Fund.................................................   1,382
   Money Market Fund...................................................     457

NOTE 4--SECURITIES TRANSACTIONS

  The following summarizes the securities transactions entered into by the Funds, excluding short-term investments, for the six months ended June 30, 1996:

                                                       Purchases      Sales
                                                      ------------ ------------
   Managed Assets Income Fund........................ $ 13,486,476 $  3,497,882
   Managed Assets Fund...............................      154,125           --
   Equity Income Fund................................   85,251,269   89,486,586
   Growth Fund.......................................  147,689,098  160,090,665
   Special Opportunities Fund........................   53,563,689   47,257,760
   International Equity Fund.........................   59,387,476    2,099,835
   Intermediate Bond Fund............................  105,874,298   75,881,773
   Bond Fund.........................................   68,668,713   47,058,672
   International Bond Fund...........................    5,083,581           --
   Intermediate Municipal Bond Fund..................  110,172,853  115,585,130
   Municipal Bond Fund...............................   95,361,378   96,216,828

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

  At June 30, 1996, accumulated net unrealized appreciation (depreciation) on investments was as follows:

                                                                   Net Unrealized
                                         Unrealized   Unrealized   Appreciation/
                                        Appreciation Depreciation  (Depreciation)
                                        ------------ ------------  --------------
   Managed Assets Income Fund.......... $ 9,312,584  $  (658,157)   $ 8,654,427
   Managed Assets Fund.................   1,290,209      (40,024)     1,250,185
   Equity Income Fund..................  44,584,743     (237,765)    44,346,978
   Growth Fund.........................  48,168,298   (4,143,028)    44,025,270
   Special Opportunities Fund..........  18,523,319   (2,422,613)    16,100,706
   International Equity Fund...........  10,045,959   (3,279,861)     6,766,098
   Intermediate Bond Fund..............   1,524,512   (2,928,396)    (1,403,884)
   Bond Fund...........................   1,124,945   (2,568,777)    (1,443,832)
   International Bond Fund.............     423,220     (492,783)       (69,563)
   Intermediate Municipal Bond Fund....   7,381,065   (1,029,446)     6,351,619
   Municipal Bond Fund.................   4,325,972     (436,050)     3,889,922


NOTE 5--CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Funds are summarized below:

                                                 Managed Assets
                                                  Income Fund
                                    -------------------------------------------
                                          For the               For the
                                        Six Months             Year Ended
                                           Ended              December 31,
                                       June 30, 1996              1995
                                    --------------------  ---------------------
                                      Amount     Shares     Amount      Shares
                                      ------     ------     ------      ------
                                        (Unaudited)
                                        -----------
Class A Shares:
Shares issued...................... $6,941,025   470,005  $ 6,191,735   463,615
Dividends reinvested...............    779,471    52,795    2,369,623   177,490
Shares redeemed.................... (4,110,893) (279,513)  (9,494,631) (723,267)
                                    ----------  --------  -----------  --------
Net increase (decrease)............ $3,609,603   243,287  $  (933,273)  (82,162)
                                    ==========  ========  ===========  ========
Class B Shares:
Shares issued...................... $1,885,926   127,911  $ 2,007,221   146,972
Dividends reinvested...............     37,701     2,550       33,593     2,392
Shares redeemed....................    (91,603)   (6,159)          --        --
                                    ----------  --------  -----------  --------
Net increase....................... $1,832,024   124,302  $ 2,040,814   149,364
                                    ==========  ========  ===========  ========
Class I Shares:
Shares issued...................... $  110,990     7,569  $ 1,362,669   103,183
Dividends reinvested...............      3,243       220       11,790       865
Shares redeemed....................   (199,300)  (13,529)    (202,866)  (15,263)
                                    ----------  --------  -----------  --------
Net increase (decrease)............ $  (85,067)   (5,740) $ 1,171,593    88,785
                                    ==========  ========  ===========  ========
Net increase in Fund............... $5,356,560   361,849  $ 2,279,134   155,987
                                    ==========  ========  ===========  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                Managed Assets
                                                     Fund
                                   ----------------------------------------------
                                         For the             For the Period
                                        Six Months           April 3, 1995
                                          Ended                 through
                                      June 30, 1996       December 31, 1995(a)
                                   ---------------------  -----------------------
                                     Amount      Shares       Amount     Shares
                                     ------      ------       ------     ------
                                       (Unaudited)
Class A Shares:
Shares issued..................... $   981,624    83,041  $ 8,265,007   774,054
Dividends reinvested..............      44,470     3,721       77,996     6,993
Shares redeemed...................  (1,598,920) (134,226)    (582,928)  (54,615)
                                   -----------  --------  -----------  --------
Net increase (decrease)........... $  (572,826)  (47,464) $ 7,760,075   726,432
                                   ===========  ========  ===========  ========
Class B Shares:
Shares issued..................... $   341,450    28,891  $   763,106    73,866
Dividends reinvested..............       3,082       259        7,435       679
Shares redeemed...................     (29,389)   (2,479)     (19,541)   (1,829)
                                   -----------  --------  -----------  --------
Net increase...................... $   315,143    26,671  $   751,000    72,716
                                   ===========  ========  ===========  ========
Class I Shares:
Shares issued..................... $        --        --  $   363,704    35,836
Dividends reinvested..............          28         2           81         7
Shares redeemed...................          --        --           --        --
                                   -----------  --------  -----------  --------
Net increase...................... $        28         2  $   363,785    35,843
                                   ===========  ========  ===========  ========
Net increase (decrease) in Fund... $  (257,655)  (20,791) $ 8,874,860   834,991
                                   ===========  ========  ===========  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                              Equity Income
                                                  Fund
                             --------------------------------------------------
                                     For the               For the Period
                                   Six Months             January 27, 1995,
                                      Ended                    through
                                  June 30, 1996         December 31, 1995(a)
                             ------------------------  ------------------------
                                Amount       Shares       Amount       Shares
                                ------       ------       ------       ------
                                   (Unaudited)
Class A Shares:
Shares issued............... $  2,593,736     204,517  $  3,147,813     274,126
Dividends reinvested........       37,354       2,949        96,740       8,056
Shares redeemed.............     (562,898)    (44,345)     (548,876)    (47,021)
                             ------------  ----------  ------------  ----------
Net increase................ $  2,068,192     163,121  $  2,695,677     235,161
                             ============  ==========  ============  ==========
Class B Shares:
Shares issued............... $    755,253      59,886  $    549,799      47,321
Dividends reinvested........        9,121         719        20,644       1,708
Shares redeemed.............      (34,688)     (2,701)       (5,669)       (479)
                             ------------  ----------  ------------  ----------
Net increase................ $    729,686      57,904  $    564,774      48,550
                             ============  ==========  ============  ==========
Class I Shares:
Shares issued............... $ 16,626,706   1,326,494  $254,460,104  24,853,530
Dividends reinvested........       90,134       7,127     6,520,825     538,073
Shares redeemed.............  (13,900,545) (1,105,542)  (23,702,375) (2,132,230)
                             ------------  ----------  ------------  ----------
Net increase................ $  2,816,295     228,079  $237,278,554  23,259,373
                             ============  ==========  ============  ==========
Net increase in Fund........ $  5,614,173     449,104  $240,539,005  23,543,084
                             ============  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                Growth
                                                 Fund
                            --------------------------------------------------
                                    For the               For the Period
                                  Six Months             January 27, 1995,
                                     Ended                    through
                                 June 30, 1996         December 31, 1995(a)
                            ------------------------  ------------------------
                               Amount       Shares       Amount       Shares
                               ------       ------       ------       ------
                                  (Unaudited)
Class A Shares:
Shares issued.............. $  2,059,759     163,338  $  4,175,044     365,857
Dividends reinvested.......        7,979         630       284,304      24,056
Shares redeemed............   (1,052,207)    (83,582)     (339,951)    (28,244)
                            ------------  ----------  ------------  ----------
Net increase............... $  1,015,531      80,386  $  4,119,397     361,669
                            ============  ==========  ============  ==========
Class B Shares:
Shares issued.............. $    539,479      43,223  $    246,223      21,032
Dividends reinvested.......          --          --         18,650       1,584
Shares redeemed............      (22,971)     (1,812)       (2,126)       (178)
                            ------------  ----------  ------------  ----------
Net increase............... $    516,508      41,411  $    262,747      22,438
                            ============  ==========  ============  ==========
Class I Shares:
Shares issued.............. $ 12,801,975   1,028,443  $296,410,620  29,238,077
Dividends reinvested.......       19,311       1,519    14,724,145   1,243,736
Shares redeemed............  (29,172,266) (2,310,630)  (67,961,411) (5,922,360)
                            ------------  ----------  ------------  ----------
Net increase (decrease).... $(16,350,980) (1,280,668) $243,173,354  24,559,453
                            ============  ==========  ============  ==========
Net increase (decrease) in
 Fund...................... $(14,818,941) (1,158,871) $247,555,498  24,943,560
                            ============  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                           Special Opportunities
                                                    Fund
                                -----------------------------------------------
                                      For the              For the Period
                                     Six Months           January 27, 1995,
                                       Ended                   through
                                   June 30, 1996        December 31, 1995(a)
                                ---------------------  ------------------------
                                  Amount      Shares      Amount       Shares
                                  ------      ------      ------       ------
                                    (Unaudited)
Class A Shares:
Shares issued.................. $ 1,724,658   136,292  $    621,648      57,254
Dividends reinvested...........          23         2        13,920       1,177
Shares redeemed................  (1,048,065)  (83,039)      (38,190)     (3,361)
                                -----------  --------  ------------  ----------
Net increase................... $   676,616    53,255  $    597,378      55,070
                                ===========  ========  ============  ==========
Class B Shares:
Shares issued.................. $    40,710     3,126  $     13,756       1,248
Dividends reinvested...........          --        --           308          26
Shares redeemed................          --        --           (52)         (5)
                                -----------  --------  ------------  ----------
Net increase................... $    40,710     3,126  $     14,012       1,269
                                ===========  ========  ============  ==========
Class I Shares:
Shares issued.................. $ 9,878,497   781,144  $ 89,307,250   8,700,086
Dividends reinvested...........       1,386       109     1,180,180      99,691
Shares redeemed................  (5,293,022) (421,957)  (12,836,851) (1,176,741)
                                -----------  --------  ------------  ----------
Net increase................... $ 4,586,861   359,296  $ 77,650,579   7,623,036
                                ===========  ========  ============  ==========
Net increase in Fund........... $ 5,304,187   415,677  $ 78,261,969   7,679,375
                                ===========  ========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                            International Equity
                                                    Fund
                                 ----------------------------------------------
                                        For the             For the Period
                                      Six Months            March 3, 1995,
                                         Ended                  through
                                     June 30, 1996       December 31, 1995(a)
                                 ----------------------  ----------------------
                                   Amount      Shares      Amount      Shares
                                   ------      ------      ------      ------
                                      (Unaudited)
Class A Shares:
Shares issued................... $ 2,462,024    218,946  $ 2,704,994    256,160
Dividends reinvested............      13,331      1,178       72,968      6,664
Shares redeemed.................  (1,111,304)   (99,483)    (171,519)   (16,377)
                                 -----------  ---------  -----------  ---------
Net increase.................... $ 1,364,051    120,641  $ 2,606,443    246,447
                                 ===========  =========  ===========  =========
Class B Shares:
Shares issued................... $   699,364     62,076  $   177,315     16,903
Dividends reinvested............         954         90        4,093        407
Shares redeemed.................     (18,390)    (1,628)        (193)       (18)
                                 -----------  ---------  -----------  ---------
Net increase.................... $   681,928     60,538  $   181,215     17,292
                                 ===========  =========  ===========  =========
Class I Shares:
Shares issued................... $42,701,673  3,766,633  $97,383,515  9,484,283
Dividends reinvested............      11,801      1,035    1,458,486    131,833
Shares redeemed.................  (3,696,607)  (326,722)  (5,651,592)  (536,226)
                                 -----------  ---------  -----------  ---------
Net increase.................... $39,016,867  3,440,946  $93,190,409  9,079,890
                                 ===========  =========  ===========  =========
Net increase in Fund............ $41,062,846  3,622,125  $95,978,067  9,343,629
                                 ===========  =========  ===========  =========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                          Intermediate Bond
                                                 Fund
                           ----------------------------------------------------
                             For the Six Months          For the Period
                                   Ended            February 1, 1995, through
                               June 30, 1996          December 31, 1995(b)
                           -----------------------  ---------------------------
                             Amount       Shares          Amount        Shares
                             ------       ------          ------        ------
                                (Unaudited)
Class A Shares:
Shares issued............. $ 2,067,940     263,052  $   7,282,071      895,627
Dividends reinvested......     136,779      17,251        288,362       35,401
Shares redeemed...........  (9,115,466)   (161,738)    (1,588,172)    (194,954)
                           -----------  ----------  -------------  -----------
Net increase (decrease)... $(6,910,747)    118,565  $   5,982,261      736,074
                           ===========  ==========  =============  ===========
Class B Shares:
Shares issued............. $   229,943      28,665  $     303,451       37,048
Dividends reinvested......       5,267         665          7,835          961
Shares redeemed...........     (46,313)     (5,874)       (50,817)      (6,308)
                           -----------  ----------  -------------  -----------
Net increase.............. $   188,897      23,456  $     260,469       31,701
                           ===========  ==========  =============  ===========
Class I Shares:
Shares issued............. $31,552,204   3,980,497  $ 193,282,535   24,813,641
Dividends reinvested......     153,612      19,379      3,730,335      459,341
Shares redeemed...........  (9,646,223) (2,204,462)   (22,128,156)  (2,742,147)
                           -----------  ----------  -------------  -----------
Net increase.............. $22,059,593   1,795,414  $ 174,884,714   22,530,835
                           ===========  ==========  =============  ===========
Net increase in Fund...... $15,337,743   1,937,435  $ 181,127,444   23,298,610
                           ===========  ==========  =============  ===========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                   Intermediate Bond             Bond
                                          Fund                   Fund
                                  ---------------------  ----------------------
                                      For the Year        For the Six Months
                                         Ended                   Ended
                                    January 31, 1995         June 30, 1996
                                  ---------------------  ----------------------
                                                              (Unaudited)
                                    Amount     Shares      Amount      Shares
                                    ------     ------      ------      ------
Class A Shares:
Shares issued.................... $   19,449      2,527  $ 1,047,511    101,525
Dividends reinvested.............      4,153        533       44,094      4,234
Shares redeemed..................    (15,285)    (1,997)    (221,279)   (21,225)
                                  ----------  ---------  -----------  ---------
Net increase..................... $    8,317      1,063  $   870,326     84,534
                                  ==========  =========  ===========  =========
Class B Shares:
Shares issued.................... $    2,000        245  $     8,496        804
Dividends reinvested.............         99         13        1,008         97
Shares redeemed..................     (2,099)      (258)     (11,001)    (1,019)
                                  ----------  ---------  -----------  ---------
Net decrease..................... $       --        --   $    (1,497)      (118)
                                  ==========  =========  ===========  =========
Class I Shares:
Shares issued.................... $7,661,463  1,001,211  $16,095,789  1,559,023
Dividends reinvested.............      5,537        710        7,541        722
Shares redeemed.................. (5,328,334)  (698,958)  (6,617,699)  (636,515)
                                  ----------  ---------  -----------  ---------
Net increase..................... $2,338,666    302,963  $ 9,485,631    923,230
                                  ==========  =========  ===========  =========
Net increase in Fund............. $2,346,983    304,026  $10,354,460  1,007,646
                                  ==========  =========  ===========  =========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                           Bond             International Bond
                                           Fund                    Fund
                                  ------------------------  -------------------
                                      For the Period             For the
                                    February 10, 1995,          Six Months
                                          through                 Ended
                                   December 31, 1995(a)        June 30, 1996
                                  ------------------------  -------------------
                                     Amount       Shares      Amount    Shares
                                     ------       ------      ------    ------
                                                               (Unaudited)
Class A Shares:
Shares issued.................... $  1,854,556     174,316  $  182,495   17,334
Dividends reinvested.............      110,618      10,293       9,834      930
Shares redeemed..................     (148,560)    (13,734)    (23,845)  (2,259)
                                  ------------  ----------  ----------  -------
Net increase..................... $  1,816,614     170,875  $  168,484   16,005
                                  ============  ==========  ==========  =======
Class B Shares:
Shares issued.................... $     58,404       5,401  $       --       --
Dividends reinvested.............        2,873         268          70        7
Shares redeemed..................           --          --          --       --
                                  ------------  ----------  ----------  -------
Net increase..................... $     61,277       5,669  $       70        7
                                  ============  ==========  ==========  =======
Class I Shares:
Shares issued.................... $127,483,190  12,620,870  $4,301,280  404,240
Dividends reinvested.............    2,860,982     267,174      12,174    1,146
Shares redeemed..................  (13,656,196) (1,289,980)   (936,012) (88,085)
                                  ------------  ----------  ----------  -------
Net increase..................... $116,687,976  11,598,064  $3,377,442  317,301
                                  ============  ==========  ==========  =======
Net increase in Fund............. $118,565,867  11,774,608  $3,545,996  333,313
                                  ============  ==========  ==========  =======

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                International Bond     Intermediate Municipal
                                       Fund                   Bond Fund
                               ----------------------  ------------------------
                                  For the Period               For the
                                 January 27, 1995,           Six Months
                                      through                   Ended
                               December 31, 1995(a)         June 30, 1996
                               ----------------------  ------------------------
                                 Amount      Shares       Amount       Shares
                                 ------      ------       ------       ------
                                                             (Unaudited)
Class A Shares:
Shares issued................. $   480,966     42,767  $    887,830      73,737
Dividends reinvested..........      47,097      4,274       235,837      19,489
Shares redeemed...............     (19,999)    (1,752)   (1,160,385)    (96,213)
                               -----------  ---------  ------------  ----------
Net increase (decrease)....... $   508,064     45,289  $    (36,718)     (2,987)
                               ===========  =========  ============  ==========
Class B Shares:
Shares issued................. $     3,704        370  $    176,150      14,675
Dividends reinvested..........         484         44         3,856         319
Shares redeemed...............          --         --          (167)        (14)
                               -----------  ---------  ------------  ----------
Net increase.................. $     4,188        414  $    179,839      14,980
                               ===========  =========  ============  ==========
Class I Shares:
Shares issued................. $15,099,834  1,442,838  $ 33,275,477   2,745,439
Dividends reinvested..........     332,915     29,708        96,902       8,005
Shares redeemed...............  (1,470,371)  (130,514)  (27,641,167) (2,296,798)
                               -----------  ---------  ------------  ----------
Net increase.................. $13,962,378  1,342,032  $  5,731,212     456,646
                               ===========  =========  ============  ==========
Net increase in Fund.......... $14,474,630  1,387,735  $  5,874,333     468,639
                               ===========  =========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                         Intermediate Municipal
                                               Bond Fund
                             -------------------------------------------------
                                 For the Period               For the
                                 March 1, 1995,             Year Ended
                                    through                February 28,
                              December 31, 1995(c)             1995
                             -----------------------  ------------------------
                               Amount       Shares       Amount       Shares
                               ------       ------       ------       ------
Class A Shares:
Shares issued............... $ 2,036,319     167,138  $    920,191      78,527
Dividends reinvested........     579,220      47,958       829,334      70,747
Shares redeemed.............  (2,724,405)   (225,316)  (12,219,977) (1,053,197)
                             -----------  ----------  ------------  ----------
Net decrease................ $  (108,866)    (10,220) $(10,470,452)   (903,923)
                             ===========  ==========  ============  ==========
Class B Shares:
Shares issued............... $   348,000      28,626  $    115,550       9,750
Dividends reinvested........       4,876         399         1,971         169
Shares redeemed.............     (20,212)     (1,672)     (123,958)    (10,419)
                             -----------  ----------  ------------  ----------
Net increase (decrease)..... $   332,664      27,353  $     (6,437)       (500)
                             ===========  ==========  ============  ==========
Class I Shares:
Shares issued............... $46,362,306   3,850,432  $366,411,242  31,318,358
Dividends reinvested........   2,330,219     191,337        20,498       1,737
Shares redeemed............. (54,476,753) (4,527,302)   (3,821,887)   (325,102)
                             -----------  ----------  ------------  ----------
Net increase (decrease)..... $(5,784,228)   (485,533) $362,609,853  30,994,993
                             ===========  ==========  ============  ==========
Net increase (decrease) in
 Fund....................... $(5,560,430)   (468,400) $ 52,132,964  30,090,570
                             ===========  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                            Municipal Bond
                                                 Fund
                            --------------------------------------------------
                                    For the                For the Period
                               Six Months Ended       March 1, 1995, through
                                 June 30, 1996         December 31, 1995(c)
                            ------------------------  ------------------------
                               Amount       Shares       Amount       Shares
                               ------       ------       ------       ------
                                  (Unaudited)
Class A Shares:
Shares issued.............. $    470,562      38,219  $  1,295,558     103,426
Dividends reinvested.......      110,515       8,916       346,338      27,700
Shares redeemed............     (618,647)    (49,853)   (1,377,127)   (110,562)
                            ------------  ----------  ------------  ----------
Net increase (decrease).... $    (37,570)     (2,718) $    264,769      20,564
                            ============  ==========  ============  ==========
Class B Shares:
Shares issued.............. $    217,604      17,585  $    228,602      18,257
Dividends reinvested.......        4,721         381         6,838         543
Shares redeemed............           --          --           (39)         (3)
                            ------------  ----------  ------------  ----------
Net increase............... $    222,325      17,966  $    235,401      18,797
                            ============  ==========  ============  ==========
Class I Shares:
Shares issued.............. $ 17,160,195   1,403,309  $ 32,958,625   2,685,708
Dividends reinvested.......       24,170       1,952     3,575,154     285,358
Shares redeemed............  (16,565,121) (1,341,032)  (27,710,442) (2,219,888)
                            ------------  ----------  ------------  ----------
Net increase............... $    619,244      64,229  $  8,823,337     751,178
                            ============  ==========  ============  ==========
Net increase in Fund....... $    803,999      79,477  $  9,323,507     790,539
                            ============  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         U.S. Government
                              Municipal Bond               Money Market
                                   Fund                        Fund
                          ------------------------  --------------------------
                                  For the              For the      For the
                                Year Ended           Six Months    Year Ended
                               February 28,             Ended     December 31,
                                   1995             June 30, 1996     1995
                          ------------------------  ------------- ------------
                             Amount       Shares       Shares        Shares
                             ------       ------       ------        ------
                                                     (Unaudited)
Class A Shares:
Shares issued...........  $    301,216      25,507   103,720,750   250,085,862
Dividends reinvested....       319,837      27,236     1,045,460     2,488,380
Shares redeemed.........    (2,895,171)   (246,815)  (70,640,081) (311,695,323)
                          ------------  ----------   -----------  ------------
Net increase (decrease).  $ (2,274,118)   (194,072)   34,126,129   (59,121,081)
                          ============  ==========   ===========  ============
Class B Shares:
Shares issued...........  $         --          --            --            --
Dividends reinvested....            66           6            --            --
Shares redeemed.........        (2,071)       (168)           --            --
                          ------------  ----------   -----------  ------------
Net decrease............  $     (2,005)       (162)           --            --
                          ============  ==========   ===========  ============
Class I Shares:
Shares issued...........  $222,099,320  18,631,505            --
Dividends reinvested....         3,923         325            --
Shares redeemed.........    (4,444,913)   (371,925)           --
                          ------------  ----------   -----------  ------------
Net increase............  $217,658,330  18,259,905            --
                          ============  ==========   ===========  ============
Net increase in Fund....  $215,382,207  18,065,671    34,126,129   (59,121,081)
                          ============  ==========   ===========  ============

PRAIRIE FUNDS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
-------------------------------------------------------------------------------

                                                              Municipal
                                Money Market                 Money Market
                                    Fund                         Fund
                         ---------------------------  ---------------------------
                            For the       For the        For the       For the
                          Six Months     Year Ended    Six Months     Year Ended
                             Ended      December 31,      Ended      December 31,
                         June 30, 1996      1995      June 30, 1996      1995
                         -------------  ------------  -------------  ------------
                            Shares         Shares        Shares         Shares
                            ------         ------        ------         ------
                          (Unaudited)                  (Unaudited)
Class A Shares:
Shares issued...........  647,108,056    802,777,063   303,063,695    534,326,783
Dividends reinvested....    4,313,881      6,872,109     1,569,202      3,305,612
Shares redeemed......... (495,796,561)  (725,110,518) (270,654,125)  (482,251,105)
                         ------------   ------------  ------------   ------------
Net increase............  155,625,376     84,538,654    33,978,772     55,381,290
                         ============   ============  ============   ============
Class B Shares:
Shares issued...........      606,290        250,080            --             --
Dividends reinvested....        1,364            903            --             --
Shares redeemed.........     (576,327)      (186,116)           --             --
                         ------------   ------------  ------------   ------------
Net increase............       31,327         64,867            --             --
                         ============   ============  ============   ============
Net increase in Fund....  155,656,703     84,603,521    33,978,772     55,381,290
                         ============   ============  ============   ============

-----------
(a) Period from commencement of operations.
(b) Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(c) Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

NOTE 6--SUBSEQUENT EVENT

  On August 23, 1996, the Prairie Growth Fund, Prairie International Equity Fund, Prairie Bond Fund and Prairie Managed Assets Fund merged into The Woodward Capital Growth Fund, The Woodward International Equity Fund, The Woodward Bond Fund and The Woodward Balanced Fund, respectively.
  On or about September 13, 1996, the Prairie Municipal Bond Fund, Inc., Prairie Money Market Fund, Prairie U.S. Government Money Market Fund and Prairie Municipal Money Market Fund will merge into The Woodward Municipal Bond Fund, The Woodward Money Market Fund, The Woodward Treasury Money Market Fund and The Woodward Tax-Exempt Money Market Fund, respectively.
  On or about September 21, 1996, the Prairie Equity Income Fund, Prairie Special Opportunities Fund, Prairie Intermediate Bond Fund, Prairie International Bond Fund, Prairie Intermediate Municipal Bond Fund and Prairie Managed Assets Income Fund will reorganize into the Pegasus Equity Income Fund, Pegasus Small Cap Opportunity Fund, Pegasus Income Fund, Pegasus International Bond Fund, Pegasus Intermediate Municipal Bond Fund and Pegasus Managed Assets Conservative Fund, respectively.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                              For the Six    For the Year Ended December 31,
                              Months Ended   -----------------------------------
                                June 30,
                                  1996        1995     1994      1993     1992
                              ------------   -------  -------   -------  -------
                              (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning
   of Period................    $ 14.54      $ 12.13  $ 13.11   $ 12.68  $ 12.56
                                -------      -------  -------   -------  -------
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
  Net investment income.....       0.27         0.64     0.73      0.72     0.79
  Net realized and
    unrealized gains (loss-
    es) on investments......       0.28         2.48    (0.98)     0.61     0.26
                                -------      -------  -------   -------  -------
   TOTAL INCOME (LOSS) FROM
     INVESTMENT OPERATIONS..       0.55         3.12    (0.25)     1.33     1.05
                                -------      -------  -------   -------  -------
 LESS DIVIDENDS AND DISTRI-
   BUTIONS:
  From net investment in-
    come....................      (0.23)       (0.68)   (0.72)    (0.72)   (0.77)
  From net realized gains on
    investments.............         --        (0.03)   (0.01)    (0.18)   (0.16)
                                -------      -------  -------   -------  -------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS..........      (0.23)       (0.71)   (0.73)    (0.90)   (0.93)
                                -------      -------  -------   -------  -------
 Net change in net asset
   value....................       0.32         2.41    (0.98)     0.43     0.12
                                -------      -------  -------   -------  -------
 Net Asset Value, End of Pe-
   riod.....................    $ 14.86      $ 14.54  $ 12.13   $ 13.11  $ 12.68
                                =======      =======  =======   =======  =======
TOTAL RETURN (EXCLUDES SALES
  CHARGE)                          3.82%++     26.40%   (1.92)%   10.70%    8.68%
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to
   average net assets.......       1.25%+       1.17%    0.63%     0.39%    0.02%
 Ratio of net investment
   income to average net
   assets...................       3.76%+       4.88%    5.77%     5.54%    6.24%
 Ratio of expenses to
   average net assets*......       1.43%+**     1.54%    1.67%     1.65%    1.88%
 Ratio of net investment
   income to average net
   assets*..................       3.59%+       4.51%    4.73%     4.28%    4.38%
 Portfolio turnover.........       7.44%++      8.23%   28.69%    16.40%   22.14%
 Net assets, end of period
   (000's omitted)..........    $56,764      $51,997  $44,367   $51,586  $34,262
 Average commission rate
   paid(1)..................    $0.0700           --       --        --       --

-----------
(1) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                        For the Six      For the      For the
                                        Months Ended   Period Ended Period Ended
                                          June 30,     December 31, December 2,
                                            1996         1995(2)      1994(1)
                                        ------------   ------------ ------------
                                        (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period.    $ 14.56         $12.42       $13.05
                                          -------         ------       ------
 INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
  Net investment income...............       0.21           0.45         0.51
  Net realized and unrealized gains
    (losses) on investments...........       0.29           2.17        (0.91)
                                          -------         ------       ------
   TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS.......................       0.50           2.62        (0.40)
                                          -------         ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income..........      (0.18)         (0.45)       (0.54)
  From net realized gains on invest-
    ments.............................         --          (0.03)       (0.01)
                                          -------         ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..      (0.18)         (0.48)       (0.55)
                                          -------         ------       ------
 Net change in net asset value........       0.32           2.14        (0.95)
                                          -------         ------       ------
 Conversion to Class A Shares(3)......         NA             NA        12.10
                                          -------         ------       ------
 Net Asset Value, End of Period.......    $ 14.88         $14.56           --
                                          =======         ======       ======
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGE)                                    3.42%++       21.42%++     (3.13)%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net
   assets.............................       1.99%+         1.92%+       1.21% +
 Ratio of net investment income to
   average net assets.................       3.01%+         3.89%+       4.10% +
 Ratio of expenses to average net
   assets*............................       2.17%+**       2.12%+       2.17% +
 Ratio of net investment income to
   average net assets*................       2.84%+         3.70%+       3.14% +
 Portfolio turnover...................       7.44%++        8.23%++     28.69% ++
 Net assets, end of period (000's
   omitted)...........................    $ 4,072         $2,175           --
 Average commission rate paid(4)......    $0.0700             --           --

-----------
(1) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
(2) For the period March 3, 1995 (re-offering date of Class B Shares) through December 31, 1995.
(3) On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
(4) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                      For the Six      For the
                                                      Months Ended   Period Ended
                                                        June 30,     December 31,
                                                          1996         1995(1)
                                                      ------------   ------------
                                                      (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period...............    $ 14.57         $12.42
                                                        -------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.31           0.57
  Net realized and unrealized gains on investments..       0.28           2.18
                                                        -------         ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS..........       0.59           2.75
                                                        -------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.26)         (0.57)
  From net realized gains on investments............         --          (0.03)
                                                        -------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.26)         (0.60)
                                                        -------         ------
 Net change in net asset value......................       0.33           2.15
                                                        -------         ------
 Net Asset Value, End of Period.....................    $ 14.90         $14.57
                                                        =======         ======
TOTAL RETURN                                               4.09%++       22.55%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets............       0.86%+         0.77%+
 Ratio of net investment income to average net
   assets...........................................       4.15%+         5.12%+
 Ratio of expenses to average net assets*...........       1.26%+**       1.22%+
 Ratio of net investment income to average net
   assets*..........................................       3.76%+         4.66%+
 Portfolio turnover.................................       7.44%++        8.23%++
 Net assets, end of period (000's omitted)..........    $ 1,237         $1,294
 Average commission rate paid(2)....................    $0.0700             --

-----------
(1) For the period March 3, 1995 (initial offering date of Class I Shares) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                      For the Six     For the
                                                      Months Ended  Period Ended
                                                        June 30,    December 31,
                                                          1996        1995(1)
                                                      ------------  ------------
                                                      (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning of Period...............     $11.50        $10.00
                                                         ------        ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.13          0.14
  Net realized and unrealized gains on investments..       0.62          1.50
                                                         ------        ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS..........       0.75          1.64
                                                         ------        ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.06)        (0.14)
                                                         ------        ------
 Net change in net asset value......................       0.69          1.50
                                                         ------        ------
 Net Asset Value, End of Period.....................     $12.19        $11.50
                                                         ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE)                       6.54%++      16.48%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets............       1.27%+        1.26%+
 Ratio of net investment income to average net
   assets...........................................       2.14%+        2.45%+
 Ratio of expenses to average net assets*...........       2.37%+**      3.15%+
 Ratio of net investment income to average net
   assets*..........................................       1.06%+        0.56%+
 Portfolio turnover.................................       0.00%++       2.25%++
 Net assets, end of period (000's omitted)..........     $8,279        $8,356

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                     For the Six     For the
                                                     Months Ended  Period Ended
                                                       June 30,    December 31,
                                                         1996        1995(1)
                                                     ------------  ------------
                                                     (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period..............     $11.45        $10.00
                                                        ------        ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............................       0.07          0.13
  Net realized and unrealized gains on investments.       0.64          1.45
                                                        ------        ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.........       0.71          1.58
                                                        ------        ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.......................      (0.03)        (0.13)
                                                        ------        ------
 Net change in net asset value.....................       0.68          1.45
                                                        ------        ------
 Net Asset Value, End of Period....................     $12.13        $11.45
                                                        ======        ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                 6.24%++      15.83% ++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets...........       2.02%+        2.00% +
 Ratio of net investment income to average net
   assets..........................................       1.41%+        1.69% +
 Ratio of expenses to average net assets*..........       3.25%+**      6.84% +
 Ratio of net investment income (loss) to average
   net assets*.....................................       0.20%+       (3.15)%+
 Portfolio turnover................................       0.00%++       2.25% ++
 Net assets, end of period (000's omitted).........     $1,205        $  833

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                     For the Six     For the
                                                     Months Ended  Period Ended
                                                       June 30,    December 31,
                                                         1996        1995(1)
                                                     ------------  ------------
                                                     (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period..............     $11.46        $10.00
                                                        ------        ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............................       0.15          0.22
  Net realized and unrealized gains on investments.       0.63          1.46
                                                        ------        ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.........       0.78          1.68
                                                        ------        ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.......................      (0.08)        (0.22)
                                                        ------        ------
 Net change in net asset value.....................       0.70          1.46
                                                        ------        ------
 Net Asset Value, End of Period....................     $12.16        $11.46
                                                        ======        ======
TOTAL RETURN                                              6.78%++      16.90% ++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets...........       0.87%+        0.80% +
 Ratio of net investment income to average net
   assets..........................................       2.55%+        3.06% +
 Ratio of expenses to average net assets*..........       2.51%+**      4.12% +
 Ratio of net investment income (loss) to average
   net assets*.....................................       0.93%+       (0.26)%+
 Portfolio turnover................................       0.00%++       2.25% ++
 Net assets, end of period (000's omitted).........     $  436        $  411

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                      For the Six      For the
                                                      Months Ended   Period Ended
                                                        June 30,     December 31,
                                                          1996         1995(1)
                                                      ------------   ------------
                                                      (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning of Period...............    $ 12.22         $10.00
                                                        -------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.20           0.36
  Net realized and unrealized gains on investments..       0.54           2.57
                                                        -------         ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS..........       0.74           2.93
                                                        -------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.16)         (0.36)
  In excess of net investment income................         --          (0.01)
  From net realized gains on investments............         --          (0.34)
                                                        -------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.16)         (0.71)
                                                        -------         ------
 Net change in net asset value......................       0.58           2.22
                                                        -------         ------
 Net Asset Value, End of Period.....................    $ 12.80         $12.22
                                                        =======         ======
TOTAL RETURN (EXCLUDES SALES CHARGE)                       6.06%++       29.78%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets............       1.03%+         1.11%+
 Ratio of net investment income to average net
   assets...........................................       3.24%+         3.33%+
 Ratio of expenses to average net assets*...........       1.08%+**       1.44%+
 Ratio of net investment income to average net
   assets*..........................................       3.19%+         2.99%+
 Portfolio turnover.................................      31.13%++       44.07%++
 Net assets, end of period (000's omitted)..........    $ 5,098         $2,873
 Average commission rate paid(2)....................    $0.0484             --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                      For the Six      For the
                                                      Months Ended   Period Ended
                                                        June 30,     December 31,
                                                          1996         1995(1)
                                                      ------------   ------------
                                                      (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period...............    $ 12.22         $10.00
                                                        -------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.14           0.29
  Net realized and unrealized gains on investments..       0.57           2.56
                                                        -------         ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS..........       0.71           2.85
                                                        -------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.14)         (0.29)
  From net realized gains on investments............         --          (0.34)
                                                        -------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.14)         (0.63)
                                                        -------         ------
 Net change in net asset value......................       0.57           2.22
                                                        -------         ------
 Net Asset Value, End of Period.....................    $ 12.79         $12.22
                                                        =======         ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                  5.64%++       28.97%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets............       1.77%+         1.90%+
 Ratio of net investment income to average net
   assets...........................................       2.51%+         2.65%+
 Ratio of expenses to average net assets*...........       2.12%+**       2.65%+
 Ratio of net investment income to average net
   assets*..........................................       2.17%+         1.90%+
 Portfolio turnover.................................      31.13%++       44.07%++
 Net assets, end of period (000's omitted)..........    $ 1,362         $  593
 Average commission rate paid(2)....................    $0.0484             --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                    For the Six      For the
                                                    Months Ended   Period Ended
                                                      June 30,     December 31,
                                                        1996         1995(1)
                                                    ------------   ------------
                                                    (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period.............    $  12.21       $  10.00
                                                      --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................        0.23           0.42
  Net realized and unrealized gains on invest-
    ments.........................................        0.54           2.55
                                                      --------       --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........        0.77           2.97
                                                      --------       --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................       (0.19)         (0.42)
  From net realized gains on investments..........          --          (0.34)
                                                      --------       --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............       (0.19)         (0.76)
                                                      --------       --------
 Net change in net asset value....................        0.58           2.21
                                                      --------       --------
 Net Asset Value, End of Period...................    $  12.79       $  12.21
                                                      ========       ========
TOTAL RETURN                                              6.29%++       30.27%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........        0.65%+         0.65%+
 Ratio of net investment income to average net
   assets.........................................        3.57%+         4.08%+
 Ratio of expenses to average net assets*.........        0.76%+**       0.77%+
 Ratio of net investment income to average net
   assets*........................................        3.46%+         3.96%+
 Portfolio turnover...............................       31.13%++       44.07%++
 Net assets, end of period (000's omitted)........    $300,385       $283,927
 Average commission rate paid(2)..................    $ 0.0484             --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                      For the Six      For the
                                                      Months Ended   Period Ended
                                                        June 30,     December 31,
                                                          1996         1995(1)
                                                      ------------   ------------
                                                      (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning of Period...............    $ 11.97         $10.00
                                                        -------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.04           0.11
  Net realized and unrealized gains on investments..       1.00           2.86
                                                        -------         ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS..........       1.04           2.97
                                                        -------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.02)         (0.11)
  From net realized gains on investments............         --          (0.89)
                                                        -------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.02)         (1.00)
                                                        -------         ------
 Net change in net asset value......................       1.02           1.97
                                                        -------         ------
 Net Asset Value, End of Period.....................    $ 12.99         $11.97
                                                        =======         ======
TOTAL RETURN (EXCLUDES SALES CHARGE)                       8.71%++       29.98%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets............       1.17%+         1.21%+
 Ratio of net investment income to average net
   assets...........................................       0.63%+         0.86%+
 Ratio of expenses to average net assets*...........       1.23%+**       1.39%+
 Ratio of net investment income to average net
   assets*..........................................       0.57%+         0.68%+
 Portfolio turnover.................................      49.67%++      106.02%++
 Net assets, end of period (000's omitted)..........    $ 5,741         $4,329
 Average commission rate(2).........................    $0.0525             --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                    For the Six       For the
                                                    Months Ended    Period Ended
                                                      June 30,      December 31,
                                                        1996          1995(1)
                                                    ------------    ------------
                                                    (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period.............    $ 11.95          $10.00
                                                      -------          ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................         --            0.06
  Net realized and unrealized gains on invest-
    ments.........................................       0.98            2.84
                                                      -------          ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........       0.98            2.90
                                                      -------          ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................         --           (0.06)
  From net realized gains on investments..........         --           (0.89)
                                                      -------          ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............         --           (0.95)
                                                      -------          ------
 Net change in net asset value....................       0.98            1.95
                                                      -------          ------
 Net Asset Value, End of Period...................    $ 12.93          $11.95
                                                      =======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                8.20% ++       29.15% ++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........       1.92% +         2.04% +
 Ratio of net investment income (loss) to average
   net assets.....................................      (0.12)%+         0.02% +
 Ratio of expenses to average net assets*.........       2.13% +**       2.60% +
 Ratio of net investment loss to average net
   assets*........................................      (0.33)%+        (0.54)%+
 Portfolio turnover...............................      49.67% ++      106.02% ++
 Net assets, end of period (000's omitted)........    $   826          $  268
 Average commission rate(2).......................    $0.0525              --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                    For the Six      For the
                                                    Months Ended   Period Ended
                                                      June 30,     December 31,
                                                        1996         1995(1)
                                                    ------------   ------------
                                                    (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period.............    $  11.97       $  10.00
                                                      --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................        0.07           0.15
  Net realized and unrealized gains on invest-
    ments.........................................        1.00           2.86
                                                      --------       --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........        1.07           3.01
                                                      --------       --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................       (0.04)         (0.15)
  From net realized gains on investments..........          --          (0.89)
                                                      --------       --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............       (0.04)         (1.04)
                                                      --------       --------
 Net change in net asset value....................        1.03           1.97
                                                      --------       --------
 Net Asset Value, End of Period...................    $  13.00       $  11.97
                                                      ========       ========
TOTAL RETURN                                              8.91%++       30.38%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........        0.80%+         0.80%+
 Ratio of net investment income to average net
   assets.........................................        0.99%+         1.46%+
 Ratio of expenses to average net assets*.........        0.92%+**       0.92%+
 Ratio of net investment income to average net
   assets*........................................        0.87%+         1.34%+
 Portfolio turnover...............................       49.67%++      106.02%++
 Net assets, end of period (000's omitted)........    $302,524       $293,944
 Average commission rate(2).......................    $ 0.0525             --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                    For the Six       For the
                                                    Months Ended    Period Ended
                                                      June 30,      December 31,
                                                        1996          1995(1)
                                                    ------------    ------------
                                                    (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning of Period.............    $ 12.20          $10.00
                                                      -------          ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)....................      (0.01)           0.02
  Net realized and unrealized gains on invest-
    ments.........................................       0.93            2.45
                                                      -------          ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........       0.92            2.47
                                                      -------          ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................         --           (0.02)
  From net realized gains on investments..........         --           (0.25)
                                                      -------          ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............         --           (0.27)
                                                      -------          ------
 Net change in net asset value....................       0.92            2.20
                                                      -------          ------
 Net Asset Value, End of Period...................    $ 13.12          $12.20
                                                      =======          ======
TOTAL RETURN (EXCLUDES SALES CHARGE)                     7.54% ++       24.80% ++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........       1.23% +         1.25% +
 Ratio of net investment income (loss) to average
   net assets.....................................      (0.23)%+         0.19% +
 Ratio of expenses to average net assets*.........       1.60% +**       2.56% +
 Ratio of net investment loss to average net
   assets*........................................      (0.60)%+        (1.12)%+
 Portfolio turnover...............................      50.65% ++       38.89% ++
 Net assets, end of period (000's omitted)........    $ 1,422          $  672
 Average commission rate paid(2)..................    $0.0358              --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                    For the Six       For the
                                                    Months Ended    Period Ended
                                                      June 30,      December 31,
                                                        1996          1995(1)
                                                    ------------    ------------
                                                    (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period.............    $ 12.12          $10.00
                                                      -------          ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss.............................      (0.01)          (0.03)
  Net realized and unrealized gains on invest-
    ments.........................................       0.89            2.40
                                                      -------          ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........       0.88            2.37
                                                      -------          ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net realized gains on investments..........         --           (0.25)
                                                      -------          ------
 Net change in net asset value....................       0.88            2.12
                                                      -------          ------
 Net Asset Value, End of Period...................    $ 13.00          $12.12
                                                      =======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                7.26% ++       23.76% ++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........       1.94% +         2.00% +
 Ratio of net investment loss to average net
   assets.........................................      (1.03)%+        (0.51)%+
 Ratio of expenses to average net assets*.........       6.06% +**       9.52% +
 Ratio of net investment loss to average net
   assets*........................................      (5.15)%+        (8.04)%+
 Portfolio turnover...............................      50.65% ++       38.89% ++
 Net assets, end of period (000's omitted)........    $    57          $   15
 Average commission rate paid(2)..................    $0.0358              --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                    For the Six      For the
                                                    Months Ended   Period Ended
                                                      June 30,     December 31,
                                                        1996         1995(1)
                                                    ------------   ------------
                                                    (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period.............    $  12.19       $ 10.00
                                                      --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................        0.01          0.06
  Net realized and unrealized gains on invest-
    ments.........................................        0.94          2.44
                                                      --------       -------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........        0.95          2.50
                                                      --------       -------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................       (0.01)        (0.06)
  From net realized gains on investments..........          --         (0.25)
                                                      --------       -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............       (0.01)        (0.31)
                                                      --------       -------
 Net change in net asset value....................        0.94          2.19
                                                      --------       -------
 Net Asset Value, End of Period...................    $  13.13       $ 12.19
                                                      ========       =======
TOTAL RETURN                                              7.80%++      25.08%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........        0.85%+        0.85%+
 Ratio of net investment income to average net as-
   sets...........................................        0.21%+        0.59%+
 Ratio of expenses to average net assets*.........        1.03%+**      1.09%+
 Ratio of net investment income to average net as-
   sets*..........................................        0.03%+        0.36%+
 Portfolio turnover...............................       50.65%++      38.89%++
 Net assets, end of period (000's omitted)........    $104,838       $92,926
 Average commission rate paid(2)..................    $ 0.0358            --

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                      For the Six      For the
                                                      Months Ended   Period Ended
                                                        June 30,     December 31,
                                                          1996         1995(1)
                                                      ------------   ------------
                                                      (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning of Period...............    $ 11.16         $10.00
                                                        -------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.04           0.10
  Net realized and unrealized gains on investments..       0.34           1.40
                                                        -------         ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS..........       0.38           1.50
                                                        -------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.04)         (0.09)
  From net realized gains on investments and foreign
    currency transactions...........................         --          (0.25)
                                                        -------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.04)         (0.34)
                                                        -------         ------
 Net change in net asset value......................       0.34           1.16
                                                        -------         ------
 Net Asset Value, End of Period.....................    $ 11.50         $11.16
                                                        =======         ======
TOTAL RETURN (EXCLUDES SALES CHARGE)                       3.40%++       15.16%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets............       1.44%+         1.50%+
 Ratio of net investment income to average net as-
   sets.............................................       1.33%+         1.19%+
 Ratio of expenses to average net assets*...........       1.59%+**       1.96%+
 Ratio of net investment income to average net as-
   sets*............................................       1.21%+         0.72%+
 Portfolio turnover.................................       2.09%++        5.65%++
 Net assets, end of period (000's omitted)..........    $ 4,222         $2,749
 Average commission rate paid(2)....................    $0.0216             --

-----------
(1) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                     For the Six      For the
                                                     Months Ended   Period Ended
                                                       June 30,     December 31,
                                                         1996         1995(1)
                                                     ------------   ------------
                                                     (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period..............    $ 11.14         $10.00
                                                       -------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............................       0.03           0.05
  Net realized and unrealized gains on investments.       0.33           1.39
                                                       -------         ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.........       0.36           1.44
                                                       -------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.......................      (0.02)         (0.05)
  From net realized gains on investments and for-
    eign currency transactions.....................        --           (0.25)
                                                       -------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...............      (0.02)         (0.30)
                                                       -------         ------
 Net change in net asset value.....................       0.34           1.14
                                                       -------         ------
 Net Asset Value, End of Period....................    $ 11.48         $11.14
                                                       =======         ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                 3.22%++       14.52% ++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets...........       2.15%+         2.28% +
 Ratio of net investment income to average net as-
   sets............................................       0.67%+         0.40% +
 Ratio of expenses to average net assets*..........       2.51%+**       3.83% +
 Ratio of net investment income (loss) to average
   net assets*.....................................       0.34%+        (1.15)%+
 Portfolio turnover................................       2.09%++        5.65% ++
 Net assets, end of period (000's omitted).........    $   893         $  193
 Average commission rate paid(2)...................    $0.0216             --

-----------
(1) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                    For the Six      For the
                                                    Months Ended   Period Ended
                                                      June 30,     December 31,
                                                        1996         1995(1)
                                                    ------------   ------------
                                                    (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period.............    $  11.17       $  10.00
                                                      --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................        0.09           0.14
  Net realized and unrealized gains on invest-
    ments.........................................        0.33           1.40
                                                      --------       --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........        0.42           1.54
                                                      --------       --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................       (0.05)         (0.12)
  From net realized gains on investments and for-
    eign currency transactions....................          --          (0.25)
                                                      --------       --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............       (0.05)         (0.37)
                                                      --------       --------
 Net change in net asset value....................        0.37           1.17
                                                      --------       --------
 Net Asset Value, End of Period...................    $  11.54       $  11.17
                                                      ========       ========
TOTAL RETURN                                              3.76%++       15.62%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........        1.05%+         1.05%+
 Ratio of net investment income to average net as-
   sets...........................................        1.66%+         1.70%+
 Ratio of expenses to average net assets*.........        1.27%+**       1.38%+
 Ratio of net investment income to average net as-
   sets*..........................................        1.47%+         1.36%+
 Portfolio turnover...............................        2.09%++        5.65%++
 Net assets, end of period (000's omitted)........    $144,478       $101,448
 Average commission rate paid(2)..................    $ 0.0216             --

-----------
(1) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(2) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                           For the Six      For the       For the     For the
                           Months Ended   Period Ended  Year Ended  Period Ended
                             June 30,     December 31,  January 31, January 31,
                               1996         1995(1)        1995       1994(2)
                           ------------   ------------  ----------- ------------
                           (Unaudited)
CLASS A SHARES:
 Net Asset Value,
  Beginning of Period.....    $ 8.18        $  7.68       $ 8.25       $ 8.36
                              ------        -------       ------       ------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
 Net investment income....      0.22           0.44         0.52         0.47
 Net realized and
  unrealized gains on
  investments.............     (0.37)          0.72        (0.57)       (0.09)
                              ------        -------       ------       ------
   TOTAL INCOME (LOSS)
    FROM INVESTMENT
    OPERATIONS............     (0.15)          1.16        (0.05)        0.38
                              ------        -------       ------       ------
 LESS DIVIDENDS AND
  DISTRIBUTIONS:
 From net investment
  income..................     (0.22)         (0.44)       (0.52)       (0.47)
 From net realized gains
  on investments..........        --          (0.22)          --        (0.02)
                              ------        -------       ------       ------
   TOTAL DIVIDENDS AND
    DISTRIBUTIONS.........     (0.22)         (0.66)       (0.52)       (0.49)
                              ------        -------       ------       ------
 Net change in net asset
  value...................     (0.37)          0.50        (0.57)       (0.11)
                              ------        -------       ------       ------
 Net Asset Value, End of
  Period..................    $ 7.81        $  8.18       $ 7.68       $ 8.25
                              ======        =======       ======       ======
TOTAL RETURN (EXCLUDES
 SALES CHARGE)                 (1.79)%++      15.55%++     (0.45)%       5.16%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to
  average net assets......      0.89% +        0.94%+       0.04%+         --  +
 Ratio of net investment
  income to average net
  assets..................      5.61% +        5.72%+       6.70%+       5.96%+
 Ratio of expenses to
  average net assets*.....      0.96% +**      1.15%+       2.78%+       3.67%+
 Ratio of net investment
  income to average net
  assets*.................      5.54% +        5.51%+       3.96%+       2.29%+
 Portfolio turnover.......     40.84% ++     173.26%++     71.65%       26.54%++
 Net assets, end of period
  (000's omitted).........    $6,746        $ 6,095       $   69       $   65

-----------
(1) For the period February 1, 1995 (commencement of operations) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period March 5, 1993 (commencement of operations) through December 31, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                      For the Six      For the       For the
                                      Months Ended   Period Ended  Period Ended
                                        June 30,     December 31,  January 31,
                                          1996         1995(1)       1994(2)
                                      ------------   ------------  ------------
                                      (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of
  Period.............................    $ 8.18        $  8.13        $ 8.16
                                         ------        -------        ------
 INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
 Net investment income...............      0.19           0.24          0.40
 Net realized and unrealized gains
  (losses) on investments............     (0.36)          0.27         (0.55)
                                         ------        -------        ------
   TOTAL INCOME (LOSS) FROM
    INVESTMENT OPERATIONS............     (0.17)          0.51         (0.15)
                                         ------        -------        ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
 From net investment income..........     (0.19)         (0.24)        (0.40)
 From net realized gains on
  investments........................        --          (0.22)           --
                                         ------        -------        ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.     (0.19)         (0.46)        (0.40)
                                         ------        -------        ------
 Net change in net asset value.......     (0.36)          0.05         (0.55)
                                         ------        -------        ------
 Conversion to Class A Shares(3).....        NA             NA          7.61
                                         ------        -------        ------
 Net Asset Value, End of Period......    $ 7.82        $  8.18            --
                                         ======        =======        ======
TOTAL RETURN (EXCLUDES REDEMPTION
 CHARGE)                                  (2.09)%++       6.41%++      (1.82)%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net
  assets.............................      1.69% +        1.60%+          --
 Ratio of net investment income to
  average net assets.................      4.83% +        5.00%+        6.48% +
 Ratio of expenses to average net
  assets*............................      1.80% +**      1.78%+        2.58% +
 Ratio of net investment income to
  average net assets*................      4.72% +        4.83%+        3.90% +
 Portfolio turnover..................     40.84% ++     173.26%++      71.65% ++
 Net assets, end of period (000's
  omitted)...........................    $  432        $   259            --

-----------
(1) For the period May 31, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(3) On December 2, 1994, the Fund terminated the offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                         For the Six       For the       For the     For the
                         Months Ended    Period Ended  Year Ended  Period Ended
                           June 30,      December 31,  January 31, January 31,
                             1996          1995(1)        1995       1994(2)
                         ------------    ------------  ----------- ------------
                         (Unaudited)
CLASS I SHARES:
 Net Asset Value,
  Beginning of Period...   $   8.18        $   7.68      $ 8.25       $ 8.36
                           --------        --------      ------       ------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
 Net investment income..       0.26            0.47        0.52         0.47
 Net realized and
  unrealized gains on
  investments...........      (0.38)           0.72       (0.57)       (0.09)
                           --------        --------      ------       ------
   TOTAL (LOSS) INCOME
    FROM INVESTMENT
    OPERATIONS..........      (0.12)           1.19       (0.05)        0.38
                           --------        --------      ------       ------
 LESS DIVIDENDS AND
  DISTRIBUTIONS:
 From net investment
  income................      (0.24)          (0.47)      (0.52)       (0.47)
 From net realized
  gains on investments..         --           (0.22)         --        (0.02)
                           --------        --------      ------       ------
   TOTAL DIVIDENDS AND
    DISTRIBUTIONS.......      (0.24)          (0.69)      (0.52)       (0.49)
                           --------        --------      ------       ------
 Net change in net asset
  value.................      (0.36)           0.50       (0.57)       (0.11)
                           --------        --------      ------       ------
 Net Asset Value, End of
  Period................   $   7.82        $   8.18      $ 7.68       $ 8.25
                           ========        ========      ======       ======
TOTAL RETURN                  (1.53)%++       15.90%++   (0.48)%        5.16%++
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses to
  average net assets....       0.55% +         0.55%+      0.04%+         --
 Ratio of net investment
  income to average net
  assets................       5.96% +         6.34%+      6.70%+       6.21%+
 Ratio of expenses to
  average net assets*...       0.67% +**       0.67%+      2.78%+       2.64%+
 Ratio of net investment
  income to average net
  assets*...............       5.84% +         6.22%+      3.96%+       3.57%+
 Portfolio turnover.....      40.84% ++      173.26%++    71.65%       26.54%++
 Net assets, end of
  period (000's
  omitted)..............   $197,579        $191,930      $7,101       $5,128

-----------
(1) For the period February 1, 1995 through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period March 5, 1993 (commencement of operations) through January 31, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                    For the Six      For the
                                                    Months Ended   Period Ended
                                                      June 30,     December 31,
                                                        1996         1995(1)
                                                    ------------   ------------
                                                    (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning of Period..............    $10.81        $ 10.00
                                                       ------        -------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.............................      0.29           0.57
 Net realized and unrealized gains (losses) on
  investments......................................     (0.57)          1.20
                                                       ------        -------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS..     (0.28)          1.77
                                                       ------        -------
 LESS DIVIDENDS AND DISTRIBUTIONS:
 From net investment income........................     (0.29)         (0.57)
 From net realized gains on investments............        --          (0.39)
                                                       ------        -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...............     (0.29)         (0.96)
                                                       ------        -------
 Net change in net asset value.....................     (0.57)          0.81
                                                       ------        -------
 Net Asset Value, End of Period....................    $10.24        $ 10.81
                                                       ======        =======
TOTAL RETURN (EXCLUDES SALES CHARGE)                    (2.64)%++      18.22%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets...........      1.07% +        1.02%+
 Ratio of net investment income to average net
  assets...........................................      5.51% +        5.94%+
 Ratio of expenses to average net assets*..........      1.29% +**      1.57%+
 Ratio of net investment income to average net
  assets*..........................................      5.29% +        5.39%+
 Portfolio turnover................................     41.99% ++     156.11%++
 Net assets, end of period (000's omitted).........    $2,616        $ 1,847

-----------
(1) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                    For the Six      For the
                                                    Months Ended   Period Ended
                                                      June 30,     December 31,
                                                        1996         1995(1)
                                                    ------------   ------------
                                                    (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period..............    $10.81        $ 10.00
                                                       ------        -------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.............................      0.25           0.50
 Net realized and unrealized gains (losses) on
  investments......................................     (0.56)          1.20
                                                       ------        -------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS..     (0.31)          1.70
                                                       ------        -------
 LESS DIVIDENDS AND DISTRIBUTIONS:
 From net investment income........................     (0.25)         (0.50)
 From net realized gains on investments............        --          (0.39)
                                                       ------        -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...............     (0.25)         (0.89)
                                                       ------        -------
 Net change in net asset value.....................     (0.56)          0.81
                                                       ------        -------
 Net Asset Value, End of Period....................    $10.25        $ 10.81
                                                       ======        =======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)               (2.92)%++      17.41%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets...........      1.85% +        1.87%+
 Ratio of net investment income to average net
  assets...........................................      4.75% +        5.22%+
 Ratio of expenses to average net assets*..........      3.29% +**      3.91%+
 Ratio of net investment income to average net
  assets*..........................................      3.31% +        3.19%+
 Portfolio turnover................................     41.99% ++     156.11%++
 Net assets, end of period (000's omitted).........    $   57        $    61

-----------
(1) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                  For the Six       For the
                                                  Months Ended    Period Ended
                                                    June 30,      December 31,
                                                      1996          1995(1)
                                                  ------------    ------------
                                                  (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period............   $  10.81        $  10.00
                                                    --------        --------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income...........................       0.31            0.61
 Net realized and unrealized gains (losses) on
  investments....................................      (0.56)           1.20
                                                    --------        --------
   TOTAL INCOME (LOSS) FROM INVESTMENT
    OPERATIONS...................................      (0.25)           1.81
                                                    --------        --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
 From net investment income......................      (0.31)          (0.61)
 From net realized gains on investments..........         --           (0.39)
                                                    --------        --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.............      (0.31)          (1.00)
                                                    --------        --------
 Net change in net asset value...................      (0.56)           0.81
                                                    --------        --------
 Net Asset Value, End of Period..................   $  10.25        $  10.81
                                                    ========        ========
TOTAL RETURN                                           (2.36)%++       18.57%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........       0.70% +         0.70%+
 Ratio of net investment income to average net
  assets.........................................       5.89% +         6.48%+
 Ratio of expenses to average net assets*........       0.89% +**       0.87%+
 Ratio of net investment income to average net
  assets*........................................       5.70% +         6.31%+
 Portfolio turnover..............................      41.99% ++      156.11%++
 Net assets, end of period (000's omitted).......   $128,348        $125,401

-----------
(1) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                    For the Six      For the
                                                    Months Ended   Period Ended
                                                      June 30,     December 31,
                                                        1996         1995(1)
                                                    ------------   ------------
                                                    (Unaudited)
CLASS A SHARES:
 Net Asset Value, Beginning of Period..............    $10.75         $10.00
                                                       ------         ------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.............................      0.24           0.98
 Net realized and unrealized gains (losses) on
  investments......................................     (0.26)          1.10
                                                       ------         ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS..     (0.02)          2.08
                                                       ------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
 From net investment income........................     (0.24)         (0.98)
 In excess of net investment income................        --          (0.01)
 From net realized gains on investments and
  foreign currency transactions....................        --          (0.34)
                                                       ------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...............     (0.24)         (1.33)
                                                       ------         ------
 Net change in net asset value.....................     (0.26)          0.75
                                                       ------         ------
 Net Asset Value, End of Period....................    $10.49         $10.75
                                                       ======         ======
TOTAL RETURN (EXCLUDES SALES CHARGE)                    (0.15)%++      21.10%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets...........      1.34% +        1.33%+
 Ratio of net investment income to average net
  assets...........................................      4.63% +        4.91%+
 Ratio of expenses to average net assets*..........      2.78% +**      3.65%+
 Ratio of net investment income to average net
  assets*..........................................      3.20% +        2.59%+
 Portfolio turnover................................      0.00% ++      48.03%++
 Net assets, end of period (000's omitted).........    $  643         $  487

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                   For the Six      For the
                                                   Months Ended   Period Ended
                                                     June 30,     December 31,
                                                       1996         1995(1)
                                                   ------------   ------------
                                                   (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period.............    $10.81         $10.00
                                                      ------         ------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income............................      0.20           0.91
 Net realized and unrealized gains (losses) on
  investments.....................................     (0.26)          1.16
                                                      ------         ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS.     (0.06)          2.07
                                                      ------         ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
 From net investment income.......................     (0.20)         (0.91)
 In excess of net investment income...............        --          (0.01)
 From net realized gains on investments and
  foreign currency transactions...................        --          (0.34)
                                                      ------         ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............     (0.20)         (1.26)
                                                      ------         ------
 Net change in net asset value....................     (0.26)          0.81
                                                      ------         ------
 Net Asset Value, End of Period...................    $10.55         $10.81
                                                      ======         ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)              (0.51)%++      20.90% ++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets..........      2.13% +        2.03% +
 Ratio of net investment income to average net
  assets..........................................      3.85% +        4.39% +
 Ratio of expenses to average net assets*.........     12.06% +**      8.69% +
 Ratio of net investment loss to average net
  assets*.........................................     (6.07)%+       (2.28)%+
 Portfolio turnover...............................      0.00% ++      48.03% ++
 Net assets, end of period (000's omitted)........    $    4         $    4

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                     For the Six      For the
                                                     Months Ended   Period Ended
                                                       June 30,     December 31,
                                                         1996         1995(1)
                                                     ------------   ------------
                                                     (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Period...............   $ 10.81        $ 10.00
                                                       -------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..............................      0.27           1.02
 Net realized and unrealized gains (losses) on
  investments.......................................     (0.26)          1.16
                                                       -------        -------
   TOTAL INCOME FROM INVESTMENT OPERATIONS..........      0.01           2.18
                                                       -------        -------
 LESS DIVIDENDS AND DISTRIBUTIONS:
 From net investment income.........................     (0.27)         (1.02)
 In excess of net investment income.................        --          (0.01)
 From net realized gains on investments and foreign
  currency transactions.............................        --          (0.34)
                                                       -------        -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................     (0.27)         (1.37)
                                                       -------        -------
 Net change in net asset value......................     (0.26)          0.81
                                                       -------        -------
 Net Asset Value, End of Period.....................   $ 10.55        $ 10.81
                                                       =======        =======
TOTAL RETURN                                              0.12%++       22.13%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets............      0.84%+         0.95%+
 Ratio of net investment income to average net
  assets............................................      5.14%+         5.71%+
 Ratio of expenses to average net assets*...........      1.38%+**       1.93%+
 Ratio of net investment income to average net
  assets*...........................................      4.60%+         4.73%+
 Portfolio turnover.................................      0.00%++       48.03%++
 Net assets, end of period (000's omitted)..........   $17,508        $14,504

-----------
(1) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            For the                                   For the Year Ended
                          Six Months      For the     ---------------------------------------------------
                             Ended      Period Ended
                           June 30,     December 31,  February 28, February 28, February 28, February 29,
                             1996         1995(1)         1995         1994         1993         1992
                          -----------   ------------  ------------ ------------ ------------ ------------
                          (Unaudited)
CLASS A SHARES:
 Net Asset Value, Begin-
   ning of Period.......    $ 12.25       $ 11.79       $ 12.18      $ 12.79      $ 12.25      $ 11.95
                            -------       -------       -------      -------      -------      -------
 INCOME (LOSS) FROM
   INVESTMENT
   OPERATIONS:
 Net investment income..       0.26          0.44          0.55         0.61         0.64         0.76
 Net realized and
   unrealized gains
   (losses) on
   investments..........      (0.28)         0.56         (0.36)        0.01         0.68         0.37
                            -------       -------       -------      -------      -------      -------
   TOTAL INCOME (LOSS)
     FROM INVESTMENT
     OPERATIONS.........      (0.02)         1.00          0.19         0.62         1.32         1.13
                            -------       -------       -------      -------      -------      -------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
 From net investment in-
   come.................      (0.26)        (0.44)        (0.55)       (0.61)       (0.64)       (0.76)
 From net realized gains
   on investments.......         --         (0.10)        (0.03)       (0.62)       (0.14)       (0.07)
                            -------       -------       -------      -------      -------      -------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......      (0.26)        (0.54)        (0.58)       (1.23)       (0.78)       (0.83)
                            -------       -------       -------      -------      -------      -------
 Net change in net asset
   value................      (0.28)         0.46         (0.39)       (0.61)        0.54         0.30
                            -------       -------       -------      -------      -------      -------
 Net Asset Value, End of
   Period...............    $ 11.97       $ 12.25       $ 11.79      $ 12.18      $ 12.79      $ 12.25
                            =======       =======       =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)               (0.19)%++      8.58%++       1.64%        4.94%       11.26%        9.78%
RATIOS/SUPPLEMENTAL DA-
  TA:
 Ratio of expenses to
   average net assets...       0.85%+        0.83%+        0.29%        0.06%          --           --
 Ratio of net investment
   income to average net
   assets...............       4.28%+        4.30%+        4.73%        4.78%        5.16%        6.15%
 Ratio of expenses to
   average net assets*..       0.93%+**      0.97%+        1.38%        1.27%        1.31%        1.72%
 Ratio of net investment
   income to average net
   assets*..............       4.21%+        4.16%+        3.64%        3.57%        3.85%        4.43%
 Portfolio turnover.....      29.65%++      44.75%++     128.02%      167.95%       63.67%       86.91%
 Net assets, end of pe-
   riod (000's omitted).    $17,339       $17,777       $17,243      $28,826      $27,885      $18,310

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                            For the                      For the Period Ended
                          Six Months      ------------------------------------------------------
                             Ended
                           June 30,       December 31,  February 28,  December 2,   February 28,
                             1996           1995(1)       1995(2)       1994(3)       1994(4)
                          -----------     ------------  ------------  -----------   ------------
                          (Unaudited)
CLASS B SHARES:
 Net Asset Value, Begin-
   ning of Period.......    $ 12.25         $ 11.80       $ 11.57       $ 12.18       $ 12.32
                           --------         -------       -------       -------       -------
 INCOME (LOSS) FROM
   INVESTMENT
   OPERATIONS:
  Net investment income.       0.21            0.37          0.04          0.37          0.03
  Net realized and
    unrealized gains
    (losses) on invest-
    ments...............      (0.28)           0.55          0.23         (0.72)        (0.14)
                           --------         -------       -------       -------       -------
   TOTAL INCOME (LOSS)
     FROM INVESTMENT
     OPERATIONS.........      (0.07)           0.92          0.27         (0.35)        (0.11)
                           --------         -------       -------       -------       -------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income..............      (0.21)          (0.37)        (0.04)        (0.37)        (0.03)
  From net realized
    gains on
    investments.........         --           (0.10)           --         (0.03)           --
                           --------         -------       -------       -------       -------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......      (0.21)          (0.47)        (0.04)        (0.40)        (0.03)
                           --------         -------       -------       -------       -------
 Net change in net asset
   value................      (0.28)           0.45          0.23         (0.75)        (0.14)
                           --------         -------       -------       -------       -------
 Conversion to Class A
   shares(5)............         NA              NA            NA         11.43            NA
                           --------         -------       -------       -------       -------
 Net Asset Value, End of
   Period...............    $ 11.97         $ 12.25       $ 11.80            --       $ 12.18
                           ========         =======       =======       =======       =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE)          (0.61)%++        7.75%++       2.30%++      (2.98)%++     (0.93)%++
RATIOS/SUPPLEMENTAL DA-
  TA:
 Ratio of expenses to
   average net assets...       1.67% +         1.71%+        1.36%+        0.76% +       0.75% +
 Ratio of net investment
   income to average net
   assets...............       3.47% +         3.36%+        3.72%+        4.03% +       1.68% +
 Ratio of expenses to
   average net assets*..       1.86% +**       2.01%+        1.64%+        2.00% +       3.00% +
 Ratio of net investment
   income (loss) to av-
   erage net assets*....       3.28% +         3.06%+        3.44%+        2.79% +      (0.57)%+
 Portfolio turnover.....      29.65% ++       44.75%++     128.02%++     128.02% ++    167.95% ++
 Net assets, end of
   period (000's
   omitted).............   $    513         $   341       $     6            --       $    12

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period January 30, 1995 (re-offering date of Class B Shares) through February 28, 1995.
(3) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(4) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.
(5) On December 2, 1994, the Fund terminated the offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                     For the Six       For the       For the
                                     Months Ended    Period Ended  Period Ended
                                       June 30,      December 31,  February 28,
                                         1996          1995(1)       1995(2)
                                     ------------    ------------  ------------
                                     (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Pe-
   riod............................    $  12.25        $  11.80      $  11.57
                                       --------        --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............        0.28            0.47          0.04
  Net realized and unrealized gains
    (losses) on investments........       (0.28)           0.55          0.23
                                       --------        --------      --------
   TOTAL INCOME FROM INVESTMENT
     OPERATIONS....................          --            1.02          0.27
                                       --------        --------      --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.......       (0.28)          (0.47)        (0.04)
  From net realized gains on in-
    vestments......................          --           (0.10)           --
                                       --------        --------      --------
   TOTAL DIVIDENDS AND DISTRIBU-
     TIONS.........................       (0.28)          (0.57)        (0.04)
                                       --------        --------      --------
 Net change in net asset value.....       (0.28)           0.45          0.23
                                       --------        --------      --------
 Net Asset Value, End of Period....    $  11.97        $  12.25      $  11.80
                                       ========        ========      ========
TOTAL RETURN                              (0.04)%++        8.76%++       2.37%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net
   assets..........................        0.55% +         0.55%+        0.50%+
 Ratio of net investment income to
   average net assets..............        4.59% +         4.78%+        4.79%+
 Ratio of expenses to average net
   assets*.........................        0.66% +**       0.68%+        0.60%+
 Ratio of net investment income to
   average net assets*.............        4.49% +         4.65%+        4.69%+
 Portfolio turnover................       29.65% ++       44.75%++     128.02%++
 Net assets, end of period (000's
   omitted)........................    $370,767        $373,753      $365,801

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period February 1, 1995 (initial offering date of Class I Shares) through February 28, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            For the                                   For the Year Ended
                          Six Months       For the    ---------------------------------------------------
                             Ended       Period Ended
                           June 30,      December 31, February 28, February 28, February 28, February 29,
                             1996          1995(1)        1995         1994         1993         1992
                          -----------    ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
CLASS A SHARES:
 Net Asset Value, Begin-
   ning of Period.......    $12.64          $12.06       $12.13      $ 13.25      $ 12.49       $12.10
                            ------          ------       ------      -------      -------       ------
 INCOME (LOSS) FROM IN-
   VESTMENT OPERATIONS:
  Net investment income.      0.27            0.48         0.60         0.63         0.70         0.76
  Net realized and
    unrealized gains
    (losses) on
    investments.........     (0.42)           0.82        (0.07)       (0.15)        1.01         0.47
                            ------          ------       ------      -------      -------       ------
   TOTAL INCOME (LOSS)
     FROM INVESTMENT
     OPERATIONS.........     (0.15)           1.30         0.53         0.48         1.71         1.23
                            ------          ------       ------      -------      -------       ------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income..............     (0.27)          (0.48)       (0.60)       (0.63)       (0.70)       (0.76)
  From net realized
    gains on invest-
    ments...............        --           (0.24)          --        (0.96)       (0.25)       (0.08)
  In excess of net real-
    ized gains on
    investments.........        --              --           --        (0.01)          --           --
                            ------          ------       ------      -------      -------       ------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......     (0.27)          (0.72)       (0.60)       (1.60)       (0.95)       (0.84)
                            ------          ------       ------      -------      -------       ------
 Net change in net asset
   value................     (0.42)           0.58        (0.07)       (1.12)        0.76         0.39
                            ------          ------       ------      -------      -------       ------
 Net Asset Value, End of
   Period...............    $12.22          $12.64       $12.06      $ 12.13      $ 13.25       $12.49
                            ======          ======       ======      =======      =======       ======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)RATIOS/       (1.18)%++       10.95%++      4.45%        3.70%       14.37%       10.50%
  SUPPLEMENTAL DATA:
 Ratio of expenses to
   average net assets...      0.90% +         0.89%+       1.98%          --           --           --
 Ratio of net investment
   income to average net
   assets...............      4.42% +         4.57%+       5.09%        4.85%        5.49%        5.99%
 Ratio of expenses to
   average net assets*..      0.97% +**       1.04%+       3.89%        1.44%        1.59%        2.75%
 Ratio of net investment
   income to average net
   assets*..............      4.36% +         4.43%+       3.18%        3.41%        3.90%        3.24%
 Portfolio turnover.....     43.29% ++       69.31%++     60.78%      175.06%       88.53%       66.28%
 Net assets, end of pe-
   riod (000's omitted).    $7,149          $7,426       $6,840      $ 9,234      $11,290       $6,591

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                          For the Six             For the Period Ended
                          Months Ended    ----------------------------------------
                            June 30,      December 31,  December 2,   February 28,
                              1996          1995(1)       1994(2)       1994(3)
                          ------------    ------------  -----------   ------------
                          (Unaudited)
CLASS B SHARES:
 Net Asset Value, Begin-
   ning of Period.......    $ 12.65         $ 12.17       $ 12.14       $ 12.37
                            -------         -------       -------       -------
 INCOME (LOSS) FROM
   INVESTMENT
   OPERATIONS:
  Net investment income.       0.22            0.34          0.41          0.03
  Net realized and
    unrealized gains
    (losses) on invest-
    ments...............      (0.42)           0.72         (0.70)        (0.23)
                            -------         -------       -------       -------
   TOTAL INCOME (LOSS)
     FROM INVESTMENT
     OPERATIONS.........      (0.20)           1.06         (0.29)        (0.20)
                            -------         -------       -------       -------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income..............      (0.22)          (0.34)        (0.41)        (0.03)
  From net realized
    gains on
    investments.........         --           (0.24)           --            --
                            -------         -------       -------       -------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......      (0.22)          (0.58)        (0.41)        (0.03)
                            -------         -------       -------       -------
 Net change in net asset
   value................      (0.42)           0.48         (0.70)        (0.23)
                            -------         -------       -------       -------
 Conversion to Class A
   Shares (4)...........         NA              NA         11.44            NA
                            -------         -------       -------       -------
 Net Asset Value, End of
   Period...............    $ 12.23         $ 12.65       $    NA       $ 12.14
                            =======         =======       =======       =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE)          (1.57)%++        8.81%++      (4.30)%+      (1.64)%++

RATIOS/SUPPLEMENTAL
  DATA:
 Ratio of expenses to
   average net assets...       1.67% +         1.66%+        3.18% +       0.50% +
 Ratio of net investment
   income to average net
   assets...............       3.69% +         3.61%+        4.51% +       4.10% +
 Ratio of expenses to
   average net assets*..       1.84% +**       2.04%+        5.85% +       2.91% +
 Ratio of net investment
   income to average net
   assets*..............       3.52% +         3.23%+        1.84% +       1.69% +
 Portfolio turnover.....      43.29% ++       69.31%++      60.78% ++    175.06% ++
 Net assets, end of
   period (000's
   omitted).............    $   450         $   238       $    --       $     2

-----------
(1) For the period April 4, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(3) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.
(4) On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                     For the Six       For the Period Ended
                                     Months Ended    --------------------------
                                       June 30,      December 31,  February 28,
                                         1996          1995(1)       1995(2)
                                     ------------    ------------  ------------
                                     (Unaudited)
CLASS I SHARES:
 Net Asset Value, Beginning of Pe-
   riod............................    $  12.63        $  12.06      $  12.06
                                       --------        --------      --------
 INCOME (LOSS) FROM INVESTMENT OP-
   ERATIONS:
  Net investment income............        0.29            0.52          0.05
  Net realized and unrealized gains
    (losses) on investments........       (0.41)           0.81            --
                                       --------        --------      --------
   TOTAL INCOME (LOSS) FROM
     INVESTMENT OPERATIONS.........       (0.12)           1.33          0.05
                                       --------        --------      --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.......       (0.29)          (0.52)        (0.05)
  From net realized gains on in-
    vestments......................          --           (0.24)           --
                                       --------        --------      --------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS.................       (0.29)          (0.76)        (0.05)
                                       --------        --------      --------
 Net change in net asset value.....       (0.41)           0.57            --
                                       --------        --------      --------
 Net Asset Value, End of Period....    $  12.22        $  12.63      $  12.06
                                       ========        ========      ========
TOTAL RETURN                              (0.92)%++       11.20%++       0.39%++

RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net
   assets..........................        0.54% +         0.54%+        0.65%+
 Ratio of net investment income to
   average net assets..............        4.78% +         4.95%+        5.45%+
 Ratio of expenses to average net
   assets*.........................        0.68% +**       0.67%+        0.79%+
 Ratio of net investment income to
   average net assets*.............        4.65% +         4.81%+        5.31%+
 Portfolio turnover................       43.29% ++       69.31%++      60.78%
 Net assets, end of period (000's
   omitted)........................    $233,073        $240,160      $220,143

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period February 1, 1995 (initial offering date of Class I Shares) to February 28, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                         For the Six       For the Year Ended December 31,
                         Months Ended    ---------------------------------------
                           June 30,
                             1996          1995      1994       1993      1992
                         ------------    --------  --------   --------  --------
                         (Unaudited)
CLASS A SHARES:
 Net Asset Value,
   Beginning of Period.    $ 0.9997      $ 0.9996  $ 0.9999   $ 1.0000  $ 1.0000
                           --------      --------  --------   --------  --------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment in-
    come...............      0.0222        0.0498    0.0379     0.0249    0.0283
  Net realized and
    unrealized gains
    (losses) on
    investments........      0.0001        0.0001   (0.0083)   (0.0001)       --
                           --------      --------  --------   --------  --------
   TOTAL INCOME FROM
     INVESTMENT
     OPERATIONS........      0.0223        0.0499    0.0296     0.0248    0.0283
                           --------      --------  --------   --------  --------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income.............     (0.0222)      (0.0498)  (0.0379)   (0.0249)  (0.0283)
                           --------      --------  --------   --------  --------
 Increase due to
   voluntary capital
   contribution from an
   affiliate of the
   Investment Adviser..          --            --    0.0080         --        --
                           --------      --------  --------   --------  --------
 Net change in net as-
   set value...........      0.0001        0.0001   (0.0003)   (0.0001)       --
                           --------      --------  --------   --------  --------
 Net Asset Value, End
   of Period...........    $ 0.9998      $ 0.9997  $ 0.9996   $ 0.9999  $ 1.0000
                           ========      ========  ========   ========  ========
TOTAL RETURN                   2.24%++       5.09%     3.86%*     2.52%     2.87%

RATIOS/SUPPLEMENTAL DA-
  TA:
 Ratio of expenses to
   average net assets..        0.80%+        0.78%     0.86%      0.74%     0.91%
 Ratio of net
   investment income to
   average net assets..        4.47%+        4.97%     3.73%      2.48%     2.87%
 Ratio of expenses to
   average net
   assets**............        1.11%+***     1.07%     0.88%      0.88%     0.91%
 Ratio of net
   investment income to
   average net
   assets**............        4.16%+        4.67%     3.71%      2.34%     2.87%
 Net assets, end of
   period
   (000's omitted).....     $91,390       $57,264  $116,353   $154,613  $548,733

-----------
* Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 2.83%.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
*** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                          For the Six       For the Year Ended December 31,
                          Months Ended    ---------------------------------------
                            June 30,
                              1996          1995      1994       1993      1992
                          ------------    --------  --------   --------  --------
                          (Unaudited)
CLASS A SHARES:
 Net Asset Value,
   Beginning of Period...   $ 1.0002      $ 0.9998  $ 1.0001   $ 1.0000  $ 1.0000
                            --------      --------  --------   --------  --------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income..     0.0230        0.0514    0.0355     0.0274    0.0313
  Net realized and
    unrealized gains
    (losses) on
    investments..........    (0.0002)       0.0010   (0.0109)    0.0001        --
                            --------      --------  --------   --------  --------
   TOTAL INCOME FROM
     INVESTMENT
     OPERATIONS..........     0.0228        0.0524    0.0246     0.0275    0.0313
                            --------      --------  --------   --------  --------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income...............    (0.0230)      (0.0514)  (0.0355)   (0.0274)  (0.0313)
  From net realized gains
    on investments.......         --       (0.0006)  (0.0002)        --        --
                            --------      --------  --------   --------  --------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS.......    (0.0230)      (0.0520)  (0.0357)   (0.0274)  (0.0313)
                            --------      --------  --------   --------  --------
 Increase due to
   voluntary capital
   contribution from an
   affiliate of the
   Investment Adviser....         --            --    0.0108         --        --
                            --------      --------  --------   --------  --------
 Net change in net asset
   value.................    (0.0002)       0.0004   (0.0003)    0.0001        --
                            --------      --------  --------   --------  --------
 Net Asset Value, End of
   Period................   $ 1.0000      $ 1.0002  $ 0.9998   $ 1.0001  $ 1.0000
                            ========      ========  ========   ========  ========
TOTAL RETURN                    2.33%++       5.33%     3.63%*     2.77%     3.18%

RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to
   average net assets....       0.80%+        0.79%     1.02%      0.94%     0.98%
 Ratio of net investment
   income to average net
   assets................       4.63%+        5.12%     3.51%      2.76%     3.17%
 Ratio of expenses to
   average net assets**..       1.05%+***     1.07%     1.02%      0.99%     0.98%
 Ratio of net investment
   income to average net
   assets**..............       4.39%+        4.83%     3.51%      2.71%     3.17%
 Net assets, end of peri-
   od (000's omitted)....   $359,619      $203,994  $119,400   $162,623  $260,865

-----------
* Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 2.61%.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
*** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS-- (CONTINUED)
-------------------------------------------------------------------------------

                                                   For the Six       For the
                                                   Months Ended    Period Ended
                                                     June 30,      December 31,
                                                       1996          1995(1)
                                                   ------------    ------------
                                                   (Unaudited)
CLASS B SHARES:
 Net Asset Value, Beginning of Period............    $ 1.0002        $ 1.0000
                                                     --------        --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................      0.0193          0.0162
  Net realized and unrealized gains (losses) on
    investments..................................     (0.0001)         0.0008
                                                     --------        --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.......      0.0192          0.0170
                                                     --------        --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.....................     (0.0193)        (0.0162)
  From net realized gains on investments.........          --         (0.0006)
                                                     --------        --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.............     (0.0193)        (0.0168)
                                                     --------        --------
 Net change in net asset value...................     (0.0001)         0.0002
                                                     --------        --------
 Net Asset Value, End of Period..................    $ 1.0001        $ 1.0002
                                                     ========        ========
TOTAL RETURN                                             1.95% ++        1.69%++

RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........        1.55% +         1.51%+
 Ratio of net investment income to average net
   assets........................................        3.89% +         4.33%+
 Ratio of expenses to average net assets*........       14.38% +**       2.02%+
 Ratio of net investment income (loss) to average
   net assets*...................................       (8.93)%+         3.82%+
 Net assets, end of period (000's omitted).......    $     96        $     65

-----------
(1) For the period May 20, 1995 (initial offering of Class B Shares) through December 31, 1995.
* During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                         For the Six      For the Year Ended December 31,
                         Months Ended   --------------------------------------
                           June 30,
                             1996         1995      1994      1993      1992
                         ------------   --------  --------  --------  --------
                         (Unaudited)
CLASS A SHARES:
 Net Asset Value, Be-
   ginning of Period...    $ 0.9998     $ 0.9997  $ 0.9999  $ 0.9999  $ 0.9999
                           --------     --------  --------  --------  --------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment in-
    come...............      0.0138       0.0322    0.0234    0.0174    0.0236
  Net realized and
    unrealized gains
    (losses) on
    investments........          --       0.0001   (0.0002)       --        --
                           --------     --------  --------  --------  --------
   TOTAL INCOME FROM
     INVESTMENT
     OPERATIONS........      0.0138       0.0323    0.0232    0.0174    0.0236
                           --------     --------  --------  --------  --------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income.............     (0.0138)     (0.0322)  (0.0234)  (0.0174)  (0.0236)
                           --------     --------  --------  --------  --------
 Net change in net
   asset value.........          --       0.0001   (0.0002)       --        --
                           --------     --------  --------  --------  --------
 Net Asset Value, End
   of Period...........    $ 0.9998     $ 0.9998  $ 0.9997  $ 0.9999  $ 0.9999
                           ========     ========  ========  ========  ========
TOTAL RETURN                   1.39%++      3.26%     2.36%     1.75%     2.38%

RATIOS/SUPPLEMENTAL
  DATA:
 Ratio of expenses to
   average net assets..        0.70%+       0.70%     0.68%     0.79%     0.95%
 Ratio of net
   investment income to
   average net assets..        2.76%+       3.21%     2.33%     1.74%     2.38%
 Ratio of expenses to
   average net assets*.        0.97%+**     0.94%     0.93%     0.95%     0.96%
 Ratio of net invest-
   ment income to aver-
   age net assets*.....        2.50%+       2.97%     2.08%     1.58%     2.37%
 Net assets, end of
   period (000's
   omitted)............    $262,490     $228,511  $173,130  $177,698  $210,000

-----------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the six months ended June 30, 1996, the Fund received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)
--------------------------------------------------------------------------------
  On July 10, 1996, a special meeting of the shareholders of Prairie Funds, Prairie Intermediate Bond Fund and Prairie Municipal Bond Fund, Inc. was held to approve an Agreement and Plan of Reorganization by and between Woodward
Funds and Prairie Funds.
  The shareholders approved the Reorganization Agreement with respect to each Fund as follows:

Portfolio                                        In Favor    Opposed   Abstain
---------                                       ----------- --------- ----------
Managed Assets Fund............................     495,381       979      5,193
Equity Income Fund.............................  17,086,027   557,152    778,275
Growth Fund....................................  16,985,662   336,073    431,857
Special Opportunities Fund.....................   6,108,968    36,495    159,336
Intermediate Bond Fund.........................  17,288,591   102,858    426,036
Bond Fund......................................   6,766,424   278,628    438,535
International Bond Fund........................   1,243,173     2,257      6,297
Intermediate Municipal Bond Fund...............  21,540,002   449,258    384,673
Municipal Bond Fund, Inc. .....................  13,143,654   353,174    949,035
U.S. Government Money Market Fund..............  38,340,979 1,424,680  4,431,933
Money Market Fund.............................. 136,028,608 5,041,454 14,543,694
Municipal Money Market Fund.................... 138,203,505 5,069,235 12,044,818

  On July 23, 1996, a special meeting of the shareholders of the Prairie Managed
Assets Income Fund of Prairie Funds was held to approve an Agreement and Plan of Reorganization by and between Woodward Funds and Prairie Funds.
  The shareholders approved the Reorganization Agreement with respect to the Managed Assets Income Fund as follows:

Portfolio                                        In Favor    Opposed   Abstain
---------                                       ----------- --------- ----------
Managed Assets Income Fund.....................   2,106,210    63,874    131,178

  On July 31, 1996, a special meeting of the shareholders of the Prairie
International Equity Fund of Prairie Funds was held to approve an Agreement and Plan of Reorganization by and between Woodward Funds and Prairie International
Equity Fund.
  The shareholders approved the Reorganization Agreement with respect to the International Equity Fund as follows:

Portfolio                                        In Favor    Opposed   Abstain
---------                                       ----------- --------- ----------
International Equity Fund......................   8,671,709   118,384    156,745


                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
                     STATEMENTS OF ASSETS AND LIABILITIES

                                 June 30, 1996
                                  (Unaudited)

                                                                     GROWTH/VALUE      OPPORTUNITY
                                                                         FUND              FUND
                                                                     ------------      -----------

ASSETS:
Investment in securities:
     At cost ...................................................     $ 580,482,038     $ 563,241,479
                                                                     =============     =============
     At value (Note 2) .........................................     $ 728,723,075     $ 702,287,236
Cash ...........................................................        21,693,251         5,107,637
Receivable for shares purchased ................................             9,500                --
Receivable for securities sold .................................        17,336,908           857,678
Income receivable ..............................................         1,168,760           669,256
Deferred organization costs, net (Note 2) ......................                --                --
Prepaids and other assets ......................................             1,439             1,329
                                                                     -------------     -------------
          TOTAL ASSETS .........................................       768,932,933       708,923,136
                                                                     -------------     -------------
LIABILITIES:
Payable for securities purchased ...............................                --         1,172,608
Accrued investment advisory fee ................................           472,901           437,285
Accrued distribution fees ......................................             6,847             7,992
Accrued custodial fee ..........................................             9,542             8,332
Other payables and accrued expenses ............................            76,635           235,907
                                                                     -------------     -------------
          TOTAL LIABILITIES ....................................           565,925         1,862,124
                                                                     -------------     -------------
          NET ASSETS ...........................................     $ 768,367,008     $ 707,061,012
                                                                     =============     =============
Net assets consist of:
Capital shares (unlimited number of shares authorized, par value
  $.10 per share) ..............................................     $   5,405,639     $   4,219,774
Additional paid-in capital .....................................       559,042,435       534,422,593
Accumulated undistributed net investment income ................           261,863           (16,512)
Accumulated undistributed net realized gains ...................        55,416,034        29,389,400
Net unrealized appreciation on investments .....................       148,241,037       139,045,757
                                                                     -------------     -------------
          TOTAL NET ASSETS .....................................     $ 768,367,008     $ 707,061,012
                                                                     =============     =============
Shares of capital stock outstanding ............................        54,056,392        42,197,740
                                                                     =============     =============
Net asset value and redemption price per share .................     $       14.21     $       16.76
                                                                     =============     =============
Maximum offering price per share ...............................     $       14.96     $       17.64
                                                                     =============     =============

      See accompanying notes to financial statements.

                                      F5-166

                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
               STATEMENTS OF ASSETS AND LIABILITIES (Continued)

                                 June 30, 1996
                                  (Unaudited)

                                                                   INTRINSIC VALUE   CAPITAL GROWTH      BALANCED
                                                                         FUND             FUND             FUND
                                                                   ---------------   --------------      --------
ASSETS:
Investment in securities:
     At cost ...................................................     $256,529,181     $188,104,228     $ 100,692,794
                                                                     ============     ============     =============
     At value (Note 2) .........................................     $296,910,797     $233,044,215     $ 109,350,305
Cash ...........................................................        1,256,182        2,361,073           974,120
Receivable for shares purchased ................................               --               --                --
Receivable for securities sold .................................          848,661          382,228            77,915
Income receivable ..............................................          906,790          225,519           581,962
Deferred organization costs, net (Note 2) ......................               --           24,332            23,598
Prepaids and other assets ......................................              519            2,507            60,159
                                                                     ------------     ------------     -------------
          TOTAL ASSETS .........................................      299,922,949      236,039,874       111,068,059
                                                                     ------------     ------------     -------------
LIABILITIES:
Payable for securities purchased ...............................        3,801,772        2,270,074         1,132,382
Accrued investment advisory fee ................................          180,122          144,499            67,316
Accrued distribution fees ......................................            2,512            1,336             1,223
Accrued custodial fee ..........................................            4,346            3,521            10,313
Dividends payable ..............................................          343,488           62,966           124,943
Other payables and accrued expenses ............................          116,908            2,874             3,135
                                                                     ------------     ------------     -------------
          TOTAL LIABILITIES ....................................        4,105,660        2,422,304         1,214,369
                                                                     ------------     ------------     -------------
          NET ASSETS ...........................................     $295,817,289     $233,617,570     $ 109,853,690
                                                                     ============     ============     =============
Net assets consist of:
Capital shares (unlimited number of shares authorized, par value
  $.10 per share) ..............................................     $  2,276,377     $  1,639,006     $     956,443
Additional paid-in capital .....................................      240,350,418      183,946,388        97,018,013
Accumulated undistributed net investment income ................           81,074            7,307          (490,797)
Accumulated undistributed net realized gains ...................       12,727,804        3,084,882         3,712,520
Net unrealized appreciation on investments .....................       40,381,616       44,939,987         8,657,511
                                                                     ------------     ------------     -------------
          TOTAL NET ASSETS .....................................     $295,817,289     $233,617,570     $ 109,853,690
                                                                     ============     ============     =============
Shares of capital stock outstanding ............................       22,763,773       16,390,057         9,564,434
                                                                     ============     ============     =============
Net asset value and redemption price per share .................     $      13.00     $      14.25     $       11.48
                                                                     ============     ============     =============
Maximum offering price per share ...............................     $      13.68     $      15.00     $       12.09
                                                                     ============     ============     =============

                See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
                           STATEMENTS OF OPERATIONS

                    For the Six Months Ended June 30, 1996
                                  (Unaudited)

                                                            GROWTH/VALUE     OPPORTUNITY
                                                                FUND             FUND
                                                            -------------    -----------
INVESTMENT INCOME (Note 2)
    Interest ...........................................     $   410,422     $   596,624
    Dividends ..........................................       7,311,431       3,021,692
                                                             -----------     -----------
        TOTAL INVESTMENT INCOME ........................       7,721,853       3,618,316
                                                             -----------     -----------

EXPENSES (Notes 2, 3 and 5):
    Investment advisory fee ............................       2,822,334       2,540,002
    Distribution fees ..................................          41,309          47,710
    Professional fees ..................................          12,518          15,256
    Custodial fee ......................................          53,137          52,181
    Transfer and dividend disbursing agent fees ........          33,974          59,733
    Amortization of deferred organization costs ........           7,429           3,243
    Marketing expenses .................................          18,485          21,248
    Registration, filing fees and other expenses .......          44,364          51,561
    Less:
        Expense reimbursement ..........................              --              --
                                                             -----------     -----------
         NET EXPENSES ..................................       3,033,550       2,790,934
                                                             -----------     -----------

NET INVESTMENT INCOME ..................................       4,688,303         827,382
                                                             -----------     -----------

REALIZED AND UNREALIZED GAINS ON
   INVESTMENTS:
    Net realized gains .................................      49,090,116      27,655,671
    Net change in unrealized appreciation (depreciation)
      on investments ...................................       8,281,141      40,200,406
                                                             -----------     -----------

        NET REALIZED AND UNREALIZED GAINS
            ON INVESTMENTS .............................      57,371,257      67,856,077
                                                             -----------     -----------
NET INCREASE IN NET ASSETS
     FROM OPERATIONS ...................................     $62,059,560     $68,683,459
                                                             ===========     ===========

                See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
                      STATEMENTS OF OPERATIONS (Continued)

                    For the Six Months Ended June 30, 1996
                                  (Unaudited)

                                                           INTRINSIC VALUE  CAPITAL GROWTH     BALANCED
                                                                 FUND            FUND            FUND
                                                           ---------------  --------------     --------
INVESTMENT INCOME (Note 2)
    Interest ...........................................     $ 1,159,402     $   155,673     $ 1,673,345
    Dividends ..........................................       3,321,841       1,240,114         496,026
                                                             -----------     -----------     -----------
        TOTAL INVESTMENT INCOME ........................       4,481,243       1,395,787       2,169,371
                                                             -----------     -----------     -----------

EXPENSES (Notes 2, 3 and 5):
    Investment advisory fee ............................       1,008,003         817,701         390,877
    Distribution fees ..................................          14,661           7,692           7,342
    Professional fees ..................................          15,256          15,256          15,256
    Custodial fee ......................................          24,278          18,622          49,502
    Transfer and dividend disbursing agent fees ........          15,007           7,833           8,246
    Amortization of deferred organization costs ........           2,323           4,055           4,717
    Marketing expenses .................................          15,780          14,279          13,918
    Registration, filing fees and other expenses .......          55,038          67,785          18,496
    Less:
        Expense reimbursement ..........................              --              --         (18,406)
                                                             -----------     -----------     -----------
         NET EXPENSES ..................................       1,150,346         953,223         489,948
                                                             -----------     -----------     -----------

NET INVESTMENT INCOME ..................................       3,330,897         442,564       1,679,423
                                                             -----------     -----------     -----------

REALIZED AND UNREALIZED GAINS ON
   INVESTMENTS:
    Net realized gains .................................      10,320,264       2,532,203       3,447,803
    Net change in unrealized appreciation (depreciation)
      on investments ...................................      13,578,178      12,491,742        (818,005)
                                                             -----------     -----------     -----------

        NET REALIZED AND UNREALIZED GAINS
            ON INVESTMENTS .............................      23,898,442      15,023,945       2,629,798
                                                             -----------     -----------     -----------
NET INCREASE IN NET ASSETS
     FROM OPERATIONS ...................................     $27,229,339     $15,466,509     $ 4,309,221
                                                             ===========     ===========     ===========

      See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       GROWTH/VALUE                          OPPORTUNITY
                                                           FUND                                  FUND
                                            -------------------------------       --------------------------------
                                             Six Months                            Six Months
                                                Ended                                 Ended
                                            June 30, 1996       Year Ended        June 30, 1996       Year Ended
                                             (Unaudited)      Dec. 31, 1995        (Unaudited)       Dec. 31, 1995
                                            -------------     -------------       -------------      -------------
FROM OPERATIONS:
  Net investment income ...............     $   4,688,303      $  11,355,754      $     827,382      $   2,185,244
  Net realized gains ..................        49,090,116         21,032,338         27,655,671         33,998,949
  Net change in unrealized appreciation
   (depreciation) on investments ......         8,281,141        130,722,828         40,200,406         70,828,164
                                            -------------      -------------      -------------      -------------
  Net increase in net assets
    from operations ...................        62,059,560        163,110,920         68,683,459        107,012,357
                                            -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income ..........        (4,467,118)       (11,928,616)          (844,871)        (2,383,890)
  From realized gains .................                --        (14,216,458)                --        (31,302,346)
                                            -------------      -------------      -------------      -------------
  Total distributions .................        (4,467,118)       (26,145,074)          (844,871)       (33,686,236)
                                            -------------      -------------      -------------      -------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ...........        60,710,921        129,170,938         65,351,320        138,422,625
  Net asset value of shares
    issued in reinvestment of
    distributions to shareholders .....         3,241,492         22,736,385            660,200         32,652,833
                                            -------------      -------------      -------------      -------------
                                               63,952,413        151,907,323         66,011,520        171,075,458
  Less: payments for shares redeemed ..       (90,344,914)      (123,076,813)       (77,741,364)      (118,448,431)
                                            -------------      -------------      -------------      -------------

  Net increase (decrease) in
    net assets from capital share
    transactions ......................       (26,392,501)        28,830,510        (11,729,844)        52,627,027
                                            -------------      -------------      -------------      -------------

NET INCREASE IN NET ASSETS ............        31,199,941        165,796,356         56,108,744        125,953,148
NET ASSETS:
  Beginning of period .................       737,167,067        571,370,711        650,952,268        524,999,120
                                            -------------      -------------      -------------      -------------

  End of period .......................     $ 768,367,008      $ 737,167,067      $ 707,061,012      $ 650,952,268
                                            =============      =============      =============      =============

CAPITAL SHARE TRANSACTIONS:
Shares sold ...........................         4,425,684         10,922,667          4,077,492          9,374,983
Shares issued in reinvestment
  of distributions to shareholders ....           231,584          1,788,703             40,008          2,199,921
                                            -------------      -------------      -------------      -------------
                                                4,657,268         12,711,370          4,117,500         11,574,904
Less: shares redeemed .................        (6,597,525)       (10,251,504)        (4,879,943)        (7,969,587)
                                            -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING .........................        (1,940,257)         2,459,866           (762,443)         3,605,317

CAPITAL SHARES:
  Beginning of period .................        55,996,649         53,536,783         42,960,183         39,354,866
                                            -------------      -------------      -------------      -------------
  End of period .......................        54,056,392         55,996,649         42,197,740         42,960,183
                                            =============      =============      =============      =============

                 See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                         INTRINSIC VALUE                   CAPITAL GROWTH                    BALANCED
                                               FUND                             FUND                           FUND
                                   -----------------------------   -----------------------------   -----------------------------
                                     Six Months                      Six Months                     Six Months
                                       Ended                           Ended                           Ended
                                   June 30, 1996    Year Ended     June 30, 1996     Year Ended    June 30, 1996     Year Ended
                                    (Unaudited)    Dec. 31, 1995    (Unaudited)    Dec. 31, 1995    (Unaudited)    Dec. 31, 1995
                                   -------------   -------------   -------------   -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income .........  $   3,330,897   $   6,011,616   $     442,564   $     906,758   $   1,679,423   $  2,515,594
  Net realized gains ............     10,320,264      18,391,186       2,532,203       2,343,100       3,447,803      1,548,275
  Net change in unrealized
    appreciation (depreciation)
    on investments ..............     13,578,178      28,180,120      12,491,742      30,092,839        (818,005)    11,071,176
                                   -------------   -------------   -------------   -------------   -------------   ------------
  Net increase in net assets
    from operations .............     27,229,339      52,582,922      15,466,509      33,342,697       4,309,221     15,135,045
                                   -------------   -------------   -------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
 (Note 2):
  From net investment income ....     (3,360,072)     (6,247,197)       (446,558)       (933,730)     (2,199,157)    (2,524,322)
  From realized gains ...........           --       (16,471,970)           --        (1,616,085)           --         (987,934)
                                   -------------   -------------   -------------   -------------   -------------   ------------
  Total distributions ...........     (3,360,072)    (22,719,167)       (446,558)     (2,549,815)     (2,199,157)    (3,512,256)
                                   -------------   -------------   -------------   -------------   -------------   ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold .....     39,949,138      39,975,498      42,509,951     116,265,186      27,750,960     47,232,261
  Net asset value of shares
    issued in reinvestment of
    distributions to shareholders      2,607,303      21,049,306         320,297       2,306,069       2,022,269      3,343,276
                                   -------------   -------------   -------------   -------------   -------------   ------------
                                      42,556,441      61,024,804      42,830,248     118,571,255      29,773,229     50,575,537
  Less: payments for shares
    redeemed ....................    (26,493,278)    (55,031,796)    (20,093,807)    (34,772,563)    (15,653,404)   (22,741,717)
                                   -------------   -------------   -------------   -------------   -------------   ------------

  Net increase (decrease)
    in net assets from
    capital share transactions ..     16,063,163       5,993,008      22,736,441      83,798,692      14,119,825     27,833,820
                                   -------------   -------------   -------------   -------------   -------------   ------------

NET INCREASE IN NET ASSETS ......     39,932,430      35,856,763      37,756,392     114,591,574      16,229,889     39,456,609
NET ASSETS:
  Beginning of period ...........    255,884,859     220,028,096     195,861,178      81,269,604      93,623,801     54,167,192
                                   -------------   -------------   -------------   -------------   -------------   ------------

  End of period .................  $ 295,817,289   $ 255,884,859   $ 233,617,570   $ 195,861,178   $ 109,853,690   $ 93,623,801
                                   =============   =============   =============   =============   =============   ============

CAPITAL SHARE TRANSACTIONS:
Shares sold .....................      3,166,068       3,432,079       3,038,138       9,733,178       2,431,133      4,495,916
Shares issued in reinvestment
  of distributions to
  shareholders ..................        205,504       1,777,948          22,601         177,953         176,485        306,837
                                   -------------   -------------   -------------   -------------   -------------   ------------
                                       3,371,572       5,210,027       3,060,739       9,911,131       2,607,618      4,802,753
Less: shares redeemed ...........     (2,133,166)     (4,687,782)     (1,436,519)     (2,927,524)     (1,371,866)    (2,160,736)
                                   -------------   -------------   -------------   -------------   -------------   ------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING .........      1,238,406         522,245       1,624,220       6,983,607       1,235,752      2,642,017

CAPITAL SHARES:
  Beginning of period ...........     21,525,367      21,003,122      14,765,837       7,782,230       8,328,682      5,686,665
                                   -------------   -------------   -------------   -------------   -------------   ------------
  End of period .................     22,763,773      21,525,367      16,390,057      14,765,837       9,564,434      8,328,682
                                   =============   =============   =============   =============   =============   ============

                 See accompanying notes to financial statements.


                                   THE WOODWARD FUNDS
                                    GROWTH/VALUE FUND
                                PORTFOLIO OF INVESTMENTS

                                      June 30, 1996
                                       (Unaudited)

                                  Description                                              Shares   Market Value
                                  -----------                                              ------   ------------
COMMON STOCKS - 100.00%
     Aerospace - 2.58%
         Boeing Co. ................................................................       216,000   $18,819,000
                                                                                                     -----------
     Apparel - 2.06%
         Russell Corp. .............................................................       543,000    15,000,375

     Banks - 6.41%
         Barnett Banks, Inc. .......................................................       246,000    15,006,000
         Fleet Financial Group, Inc. ...............................................       474,000    20,619,000
         Norwest Corp. .............................................................       317,000    11,055,375
                                                                                                     -----------
                                                                                                      46,680,375
                                                                                                     -----------
     Business Machines - 1.31%
         Autodesk, Inc. ............................................................       240,900     7,196,888
         Compaq Computer Corp.* ....................................................       137,000     6,747,250
                                                                                                     -----------
                                                                                                      13,944,138
                                                                                                     -----------
     Business Services - 10.45%
         Deluxe Corp. ..............................................................       440,000    15,620,000
         Dun & Bradstreet Corp. ....................................................       276,000    17,250,000
         Electronic Data Systems Corp. .............................................       393,000    21,123,750
         Interpublic Group of Companies, Inc. ......................................       152,000     7,125,000
         WMX Technologies, Inc. ....................................................       458,000    14,999,500
                                                                                                     -----------
                                                                                                      76,118,250
                                                                                                     -----------
     Chemicals - 5.41%
         Dow Chemical Co. ..........................................................       120,000     9,120,000
         Great Lakes Chemical Corp. ................................................       192,000    11,952,000
         Sigma-Aldrich Corp. .......................................................       343,000    18,350,500
                                                                                                     -----------
                                                                                                      39,422,500
                                                                                                     -----------
     Construction - 5.23%
         Masco Corp. ...............................................................       474,000    14,338,500
         York International Corp. ..................................................       459,000    23,753,250
                                                                                                     -----------
                                                                                                      38,091,750
                                                                                                     -----------
     Consumer Durables - 2.31%
         Rubbermaid, Inc. ..........................................................       619,000    16,867,750
                                                                                                     -----------

     Containers - 2.23%
         Crown Cork & Seal Co., Inc. * .............................................       361,000    16,245,000
                                                                                                     -----------
     Drugs and Medicine - 7.66%
         Abbott Laboratories Corp. .................................................       326,000    14,181,000
         Bristol-Myers Squibb Co. ..................................................       203,000    18,270,000
         Schering-Plough Corp. .....................................................       372,000    23,343,000
                                                                                                     -----------
                                                                                                      55,794,000
                                                                                                     -----------
     Electronics - 3.15%
         Hewlett Packard Co. .......................................................        57,000     5,678,625
         Intel Corp. ...............................................................        95,000     6,976,562
         Lucent Technology, Inc. ...................................................       103,000     3,901,125
         Motorola, Inc. ............................................................       102,000     6,413,250
                                                                                                     -----------
                                                                                                      22,969,562
                                                                                                     -----------
     Energy and Utilities - 7.14%
         Enron Corp. ...............................................................       388,000    15,859,500
         MCN Corp. .................................................................       804,000    19,597,500
         Pinnacle West Capital Corp. ...............................................       545,000    16,554,375
                                                                                                     -----------
                                                                                                      52,011,375
                                                                                                     -----------
     Energy Raw Materials - 3.09%
         Schlumberger Ltd. .........................................................       267,000    22,494,750
                                                                                                     -----------
     Food and Agriculture - 6.13%
         ConAgra, Inc. .............................................................       257,000    11,661,375
         CPC International, Inc. ...................................................       194,000    13,968,000
         Sysco Corp. ...............................................................       555,000    19,008,750
                                                                                                     -----------
                                                                                                      44,638,125
                                                                                                     -----------
     Insurance - 4.49%
         American International Group, Inc. ........................................       106,000    10,454,250
         Chubb Corp. ...............................................................       446,000    22,244,250
                                                                                                     -----------
                                                                                                      32,698,500
                                                                                                     -----------
     International Oil - 1.62%
         Royal Dutch Petroleum Co., N.Y. Registry ..................................        77,000    11,838,750
                                                                                                     -----------
     Liquor - 2.54%
         Anheuser-Busch Companies, Inc. ............................................       247,000    18,525,000
                                                                                                     -----------

     Media - 5.18%
         Gannett Co., Inc. .........................................................       254,000    17,970,500
         Washington Post Co. Class B ...............................................        61,000    19,764,000
                                                                                                    ------------
                                                                                                      37,734,500
                                                                                                    ------------
     Miscellaneous & Conglomerates - 2.46%
         Duracell International, Inc. ..............................................       415,000    17,896,875
                                                                                                    ------------
     Motor Vehicles - 1.80%
         General Motors Corp. ......................................................       250,000    13,093,750
                                                                                                    ------------
     Non-Durables and Entertainment - 1.57%
         Cracker Barrel Old Country Store, Inc. ....................................       473,000    11,470,250
                                                                                                    ------------
     Producer Goods - 3.58%
         General Electric Co. ......................................................       146,000    12,629,000
         Stewart & Stevenson Services, Inc. ........................................       593,000    13,490,750
                                                                                                    ------------
                                                                                                      26,119,750
                                                                                                    ------------
     Retail - 1.37%
         Toys R Us * ...............................................................       351,000    10,003,500
                                                                                                    ------------
     Telephone - 8.11%
         A T & T Corp. .............................................................       362,000    22,444,000
         Century Telephone Enterprises, Inc. .......................................       471,000    15,013,125
         MCI Communications Corp. ..................................................       846,000    21,678,750
                                                                                                    ------------
                                                                                                      59,135,875
                                                                                                    ------------
     Trucking and Freight - 1.52%
         Ryder System, Inc. ........................................................       395,000    11,109,375
                                                                                                    ------------


TOTAL COMMON STOCKS ................................................................                 728,723,075
     (Cost $580,482,038)                                                                            ------------

TOTAL INVESTMENTS ..................................................................                $728,723,075
     (Cost $580,482,038)                                                                            ============

     * Non-income producing security.


                                   THE WOODWARD FUNDS
                                    OPPORTUNITY FUND
                                PORTFOLIO OF INVESTMENTS

                                      June 30, 1996
                                       (Unaudited)

                                Description                                            Face Amount   Market Value
                                -----------                                            -----------   ------------
TEMPORARY CASH INVESTMENT - 2.27%
     Salomon Brothers, Revolving Repurchase Agreement, 5.53%, 7/1/96
         (secured by various U.S. Treasury Strips with maturities ranging
         from 2/15/99 through 8/15/00, all held at Chemical Bank) ..................    $15,945,982  $15,945,982
     (Cost $15,945,982)                                                                              -----------

                                                                                            Shares
                                                                                            ------
COMMON STOCKS - 97.73
     Air Transport - 1.16%
         Air Express International Corp. ...........................................       287,600     8,124,700
                                                                                                     -----------
     Apparel - 1.55%
         Nine West Group, Inc. * ...................................................       212,850    10,881,956
                                                                                                     -----------
     Banks - 5.81%
         Charter One Financial, Inc. ...............................................       480,000    16,740,000
         First Tennessee National ..................................................       365,000    11,178,125
         TCF Financial Corp. .......................................................       387,800    12,894,350
                                                                                                     -----------
                                                                                                      40,812,475
                                                                                                     -----------
     Business Machines - 4.19%
         Autodesk, Inc. ............................................................       147,099     4,394,583
         Diebold, Inc. .............................................................       273,375    13,190,344
         InterVoice, Inc. * ........................................................       129,200     2,567,850
         Xilinx, Inc. * ............................................................       292,600     9,290,050
                                                                                                     -----------
                                                                                                      29,442,827
                                                                                                     -----------
     Business Services - 9.67%
         American Management Systems, Inc. * .......................................       395,050    11,555,212
         CDI Corp. * ...............................................................       291,200     9,828,000
         DST Systems, Inc. * .......................................................       120,100     3,843,200
         G & K Services Inc. Class A ...............................................       262,200     7,472,700
         Omnicom Group, Inc. .......................................................       239,220    11,123,730
         SunGard Data Systems, Inc. * ..............................................       404,800    16,242,600
         Zilog, Inc. * .............................................................       327,300     7,855,200
                                                                                                     -----------
                                                                                                      67,920,642
                                                                                                     -----------
     Chemicals - 0.87%
         RPM, Inc. .................................................................       390,272     6,098,000
                                                                                                     -----------

     Construction - 2.67%
         Crane Co. .................................................................       458,146     18,783,986
                                                                                                     ------------
     Consumer Durables - 2.83%
         Durakon Industries, Inc. * ................................................       314,892      4,605,296
         Invacare Corp. ............................................................       122,600      2,881,100
         Leggett & Platt, Inc. .....................................................       445,910     12,374,003
                                                                                                     ------------
                                                                                                       19,860,399
                                                                                                     ------------
     Containers - 1.35%
         Aptargroup, Inc. ..........................................................       314,400      9,510,600
                                                                                                     ------------
     Drugs and Medicine - 5.76%
         Community Health System, Inc. * ...........................................       139,200      7,203,600
         Health Care & Retirement Corp. * ..........................................       284,334      6,752,932
         Scherer (R.P.) Corp. * ....................................................        88,064      3,995,904
         Sybron International Corp.*................................................       470,900     11,772,500
         Vivra, Inc. * .............................................................       326,400     10,730,400
                                                                                                     ------------
                                                                                                       40,455,336
                                                                                                     ------------
     Electronics - 6.98%
         Belden, Inc. ..............................................................       585,000     17,550,000
         Dynatech Corp. * ..........................................................       416,000     13,520,000
         Microchip Technology, Inc. * ..............................................       431,200     10,672,200
         Molex, Inc. Class A Non-Voting ............................................       246,607      7,244,081
                                                                                                     ------------
                                                                                                       48,986,281
                                                                                                     ------------
     Energy Raw Materials - 5.65%
         Apache Corp. ..............................................................       502,374     16,515,545
         Noble Affiliates, Inc. ....................................................       368,100     13,895,775
         Southwestern Energy Co. ...................................................       658,074      9,295,295
                                                                                                     ------------
                                                                                                       39,706,615
                                                                                                     ------------
     Food and Agriculture - 0.63%
         Universal Foods Corp. .....................................................       119,700      4,413,937
                                                                                                     ------------
     Insurance -  3.50%
         Capital Re Corp. ..........................................................       310,000     11,392,500
         Transatlantic Holdings, Inc. ..............................................       188,246     13,200,751
                                                                                                     ------------
                                                                                                       24,593,251
                                                                                                     ------------

     Media - 1.68%
         Banta Corp. ...............................................................       466,415     11,776,979
                                                                                                     ------------
     Miscellaneous and Conglomerates - 10.05%
         ABC Rail Products Corp. * .................................................       240,800      5,207,300
         Culligan Water Technologies, Inc. * .......................................       213,000      8,094,000
         DENTSPLY International, Inc. ..............................................       274,200     11,653,500
         Greenfield Industries, Inc. ...............................................       476,300     15,717,900
         Health Management Associates, Inc. Class A * ..............................       335,363      6,791,091
         Littlefuse, Inc. * ........................................................       279,600     10,485,000
         Wolverine Tube, Inc. * ....................................................       360,000     12,600,000
                                                                                                     ------------
                                                                                                       70,548,791
                                                                                                     ------------
     Miscellaneous Finance - 14.74%
         CMAC Investment Corp. .....................................................       224,000     12,880,000
         Edwards (A.G.), Inc. ......................................................       476,580     12,927,232
         Everest Reinsurance Holdings, Inc. ........................................       543,800     14,070,825
         Executive Risk, Inc. ......................................................       355,600     13,601,700
         FINOVA Group, Inc. ........................................................       391,665     19,093,669
         Idex Corp. ................................................................       339,329     12,894,483
         PMI Group, Inc. ...........................................................       262,300     11,147,750
         Scotsman Industries, Inc. .................................................       342,000      6,882,750
                                                                                                     ------------
                                                                                                       103,498,409
                                                                                                     ------------
     Motor Vehicles - 4.06%
         Borg Warner Automotive ....................................................       137,800      5,443,100
         Excel Industries, Inc. ....................................................       220,800      2,760,000
         Harley-Davidson, Inc. .....................................................       241,774      9,942,956
         Myers Industries, Inc. ....................................................       358,120      6,669,985
         Superior Industries International .........................................       138,844      3,679,366
                                                                                                     ------------
                                                                                                       28,495,407
                                                                                                     ------------
     Non-Durables and Entertainment - 1.17%
         Lancaster Colony Corp. ....................................................       220,096      8,226,088
                                                                                                     ------------
     Non-Ferrous Metals - 1.06%
         DT Industries, Inc. .......................................................       408,500      7,455,125
                                                                                                     ------------
     Producer Goods - 6.26%
         Hubbell, Inc. Class B .....................................................       182,663     12,101,424

         Juno Lighting, Inc. .......................................................       669,711     11,385,087
         Teleflex, Inc. ............................................................       214,360     10,235,690
         Trimas Corp. ..............................................................       439,465     10,272,494
                                                                                                     ------------
                                                                                                       43,994,695
                                                                                                     ------------
     Retail - 4.38%
         Cato Corp. Class A ........................................................     1,019,082      6,114,492
         Kohls Corp. * .............................................................       136,236      4,989,643
         Proffitts, Inc. * .........................................................       350,000     12,425,000
         Talbots, Inc. .............................................................       223,701      7,242,320
                                                                                                     ------------
                                                                                                       30,771,455
                                                                                                     ------------
     Travel and Recreation - 1.71%
         Callaway Golf Co. .........................................................       360,400     11,983,300
                                                                                                     ------------
TOTAL COMMON STOCKS ................................................................                  686,341,254
     (Cost $547,295,497)                                                                             ------------

TOTAL INVESTMENTS ..................................................................                 $702,287,236
     (Cost $563,241,479)                                                                             ============

* Non-income producing security


                                      THE WOODWARD FUNDS
                                     INTRINSIC VALUE FUND
                                   PORTFOLIO OF INVESTMENTS

                                         June 30, 1996
                                          (Unaudited)

                                Description                                            Face Amount   Market Value
                                -----------                                            -----------   ------------
TEMPORARY CASH INVESTMENT - 5.58%
     Salomon Brothers, Revolving Repurchase Agreement, 5.53%, 7/1/96, (secured by various U.S. Treasury Strips with maturities ranging from 2/15/99 through 8/15/00, all held at Chemical Bank)
     (Cost $ 16,573,465) ...........................................................    $16,573,465   $16,573,465
                                                                                                      -----------

CONVERTIBLE BONDS - 9.25%
     Chubb Capital Corp., 6.00%, 5/15/98 ...........................................     5,650,000      6,582,250
     Consolidated Natural Gas Co., 7.25%, 12/15/15 .................................     4,549,700      4,885,240
     Leucadia National Corp., 2/1/03 ...............................................     7,017,500      7,333,288
     Price Co., 6.75%, 3/1/01 ......................................................     8,100,000      8,677,125
                                                                                                      -----------
    (Cost $26,029,337) .............................................................                   27,477,903
                                                                                                      -----------
                                                                                           Shares
                                                                                           ------
COMMON STOCKS - 85.17%
     Aerospace-2.42%
         Lockheed Martin Corp. .....................................................        85,500      7,182,000
                                                                                                      -----------
     Apparel - 7.17%
         Reebok International LTD ..................................................        98,530      3,313,071
         Payless Shoesource, Inc. * ................................................       255,505      8,112,284
         Unifi Inc. ................................................................       245,200      6,896,250
         V. F. Corp. ...............................................................        49,600      2,957,400
                                                                                                      -----------
                                                                                                       21,279,005
                                                                                                      -----------
     Banks - 4.29%
         Bancorp Hawaii, Inc. ......................................................       188,900      6,800,400
         First Union Corp. .........................................................        64,650      3,935,569
         Mercantile Bankshares Corp. ...............................................        78,800      2,009,400
                                                                                                      -----------
                                                                                                       12,745,369
                                                                                                      -----------
     Business Services - 4.36%
         Angelica Corp. ............................................................       120,200      2,839,725
         Harland (John H.) Co. .....................................................       108,500      2,671,813
         National Service Industries, Inc. .........................................       190,200      7,441,575
                                                                                                      -----------
                                                                                                       12,953,113
                                                                                                      -----------

     Chemicals - 3.24%
         NCH Corp. .................................................................       149,900      9,631,075
                                                                                                     ------------
     Consumer Durables - 2.80%
         Hillenbrand Industries, Inc. ..............................................        60,600      2,257,350
         National Presto Industries, Inc. ..........................................       102,700      3,902,600
         Thiokol Corp. .............................................................        54,700      2,160,650
                                                                                                     ------------
                                                                                                        8,320,600
                                                                                                     ------------
     Domestic Oil - 4.12%
         Atlantic Richfield Co. ....................................................        28,300      3,353,550
         MAPCO, Inc. ...............................................................       157,300      8,867,787
                                                                                                     ------------
                                                                                                       12,221,337
                                                                                                     ------------
     Drugs and Medicine - 2.11%
         Block Drug Inc., Class A ..................................................        77,685      3,262,770
         Bristol-Myers Squibb Co. ..................................................        33,500      3,015,000
                                                                                                     ------------
                                                                                                        6,277,770
                                                                                                     ------------
     Energy and Utilities - 4.39%
         American Water Works Co., Inc. ............................................        49,860      2,006,865
         Equitable Resources, Inc. .................................................       128,200      3,621,650
         Sierra Pacific Resources ..................................................       291,900      7,406,963
                                                                                                     ------------
                                                                                                       13,035,478
                                                                                                     ------------
     Energy Raw Materials - 1.33%
         Ashland Coal, Inc. ........................................................       151,500      3,939,000
                                                                                                     ------------
     Food and Agriculture - 0.33%
         Farmer Brothers Co. .......................................................         7,200        993,600
                                                                                                     ------------
     Insurance - 15.58%
         Allmerica Property & Casualty Co. .........................................       129,500      3,496,500
         AMBAC, Inc. ...............................................................        94,600      4,931,025
         Citizens Corp. ............................................................       225,700      4,231,875
         Financial Security Assurance Holdings .....................................       184,500      5,050,687
         Home Beneficial Corp. Class B .............................................       246,900      6,481,125
         Mid Ocean Ltd. ............................................................       162,300      6,654,300
         Old Republic International Corp. ..........................................       430,800      9,262,200
         Safeco Corp. ..............................................................       174,200      6,162,325
                                                                                                     ------------
                                                                                                       46,270,037
                                                                                                     ------------

     International Oil - 2.25%
         Amoco Corp. ...............................................................        46,100      3,336,488
         Texaco, Inc. ..............................................................        39,900      3,346,613
                                                                                                     ------------
                                                                                                        6,683,101
                                                                                                     ------------
     Media - 1.27%
         Gannett Co., Inc. .........................................................        53,100      3,756,825
                                                                                                     ------------
     Miscellaneous and Conglomerates - 0.50%
         Guiness Plc Adr ...........................................................        40,700      1,479,807
                                                                                                     ------------
     Miscellaneous Finance - 8.14%
         Federal National Mortgage Association .....................................       312,700     10,475,450
         Fund American Enterprises Holdings, Inc. ..................................       128,865     10,438,065
         Salomon, Inc. .............................................................        74,300      3,269,200
                                                                                                     ------------
                                                                                                       24,182,715
                                                                                                     ------------
     Motor Vehicles - 0.98%
         Ford Motor Co. ............................................................        89,798      2,907,210
                                                                                                     ------------
     Non-Durables and Entertainment - 4.69%
         Hasbro, Inc. ..............................................................       152,700      5,459,025
         Lubys Cafeterias, Inc. ....................................................       149,400      3,510,900
         Sbarro, Inc. ..............................................................       196,700      4,942,088
                                                                                                     ------------
                                                                                                       13,912,013
                                                                                                     ------------
     Railroads and Shipping - 3.00%
         Alexander & Baldwin, Inc. .................................................       287,500      6,935,937
         Illinois Central Corp. Series A ...........................................        69,150      1,962,131
                                                                                                     ------------
                                                                                                        8,898,068
                                                                                                     ------------
     Retail - 2.31%
         May Department Stores Co. .................................................        58,615      2,564,406
         Stanhome, Inc. Voting .....................................................       162,200      4,298,300
                                                                                                     ------------
                                                                                                        6,862,706
                                                                                                     ------------
     Soaps and Cosmetics - 2.20%
         Unilever N.V ..............................................................        44,900      6,516,112
                                                                                                     ------------
     Tires and Rubber Goods - 2.46%
         Bandag, Inc. Class A ......................................................       155,700      7,298,438
                                                                                                     ------------

     Tobacco - 5.23%
         Loews Corp. ...............................................................       127,600     10,064,450
         Philip Morris Companies, Inc. .............................................        52,400      5,449,600
                                                                                                     ------------
                                                                                                       15,514,050
                                                                                                     ------------
TOTAL COMMON STOCKS ................................................................                  252,859,429
(Cost $ 213,926,379)                                                                                 ------------

TOTAL INVESTMENTS ..................................................................                 $296,910,797
(Cost $ 256,529,181)                                                                                 ============

* Non-income producing security


                                   THE WOODWARD FUNDS
                                   CAPITAL GROWTH FUND
                                PORTFOLIO OF INVESTMENTS

                                      June 30, 1996
                                       (Unaudited)

                         Description                                                   Face Amount    Market Value
                         -----------                                                   -----------    ------------
TEMPORARY CASH INVESTMENT - 0.04%
     Salomon Brothers, Revolving Repurchase Agreement, 5.53%, 7/1/96,
       (secured by various U.S. Treasury Strips with maturities ranging
       from 2/15/99 through 8/15/00, all held at Chemical Bank) ....................    $  102,477     $  102,477
     (Cost $102,477)                                                                    ----------     ----------

                                                                                           Shares
COMMON STOCKS - 99.96%                                                                     ------
     Banks - 3.38% .................................................................
         Banc One Corp. ............................................................        88,000      2,992,000
         Norwest Corp. .............................................................       140,000      4,882,500
                                                                                                       ----------
                                                                                                        7,874,500
                                                                                                       ----------
     Business Machines - 4.28%
         Microsoft Corp. * .........................................................        55,000      6,606,875
         Silicon Graphics * ........................................................       140,000      3,360,000
                                                                                                       ----------
                                                                                                        9,966,875
                                                                                                       ----------
     Business Services - 9.37%
         Automatic Data Processing, Inc. ...........................................       116,000      4,480,500
         Computer Assoc. International, Inc. .......................................        50,000      3,562,500
         Electronic Data Systems Corp. .............................................        95,000      5,106,250
         Interpublic Group of Companies, Inc. ......................................       105,000      4,921,875
         WMX Technologies, Inc. ....................................................       115,000      3,766,250
                                                                                                       ----------
                                                                                                       21,837,375
                                                                                                       ----------
     Chemicals - 3.32%
         Great Lakes Chemical Corp. ................................................        58,000      3,610,500
         Praxair, Inc. .............................................................        60,000      2,535,000
         Sigma-Aldrich Corp. .......................................................        29,900      1,599,650
                                                                                                       ----------
                                                                                                        7,745,150
                                                                                                       ----------
     Construction - 4.53%
         Fluor Corp. ...............................................................        73,000      4,772,375
         York International Corp. ..................................................       112,000      5,796,000
                                                                                                       ----------
                                                                                                       10,568,375
                                                                                                       ----------
     Consumer Durables - 1.84%
         Newell Co. ................................................................       140,000      4,287,500
                                                                                                       ----------

     Containers - 1.93%
         Crown Cork & Seal Co., Inc. * .............................................       100,000      4,500,000
                                                                                                       ----------
     Drugs and Medicine - 15.46%
         Columbia/HCA Healthcare Corp. .............................................       106,000      5,657,750
         Johnson & Johnson .........................................................       140,000      6,930,000
         Medtronic, Inc. ...........................................................        67,000      3,752,000
         Mylan Laboratories, Inc. ..................................................       180,000      3,105,000
         Pall Corp. ................................................................       225,000      5,428,125
         Smithkline Beecham Plc Adr ................................................        65,000      3,534,375
         Stryker Corp. .............................................................       166,000      3,776,500
         United Healthcare Corp. ...................................................        76,000      3,838,000
                                                                                                       ----------
                                                                                                       36,021,750
                                                                                                       ----------
     Electronics - 8.70%
         Amp, Inc. .................................................................       170,000      6,821,250
         Hewlett Packard Co. .......................................................        50,000      4,981,250
         Intel Corp. ...............................................................        85,000      6,242,188
         Lucent Technology, Inc. ...................................................        58,800      2,227,050
                                                                                                       ----------
                                                                                                       20,271,738
                                                                                                       ----------
     Energy And Utilities - 2.37%
         Enron Corp. ...............................................................       135,000      5,518,125
                                                                                                       ----------
     Energy Raw Materials - 4.13%
         Schlumberger,  Ltd. .......................................................        52,000      4,381,000
         Western Atlas, Inc. * .....................................................        90,000      5,242,500
                                                                                                       ----------
                                                                                                        9,623,500
                                                                                                       ----------
     Food and Agriculture - 1.06%
         Pepsico,  Inc. ............................................................        70,000      2,476,250
                                                                                                       ----------
     Insurance - 7.97%
         AFLAC, Inc. ...............................................................       150,000      4,481,250
         American International Group, Inc. ........................................        56,000      5,523,000
         Chubb Corp. ...............................................................        72,000      3,591,000
         Unum Corp. ................................................................        80,000      4,980,000
                                                                                                       ----------
                                                                                                       18,575,250
                                                                                                       ----------
     Non-Durables and Entertainment - 6.04%
         Cracker Barrel Old Country Store, Inc. ....................................       200,000      4,850,000

         CUC International, Inc. * .................................................        73,650      2,614,575
         Service Corp. International ...............................................       115,000      6,612,500
                                                                                                     ------------
                                                                                                       14,077,075
                                                                                                     ------------
     Producer Goods - 3.76%
         Illinois Tool Works, Inc. .................................................        76,000      5,139,500
         Ivax Corp. ................................................................        85,000      1,349,375
         Stewart & Stevenson Services, Inc. ........................................       100,000      2,275,000
                                                                                                     ------------
                                                                                                        8,763,875
                                                                                                     ------------
     Retail - 7.37%
         Albertsons, Inc. ..........................................................       132,000      5,461,500
         Home Depot, Inc. ..........................................................       135,000      7,290,000
         Walgreen Co. ..............................................................       132,000      4,422,000
                                                                                                     ------------
                                                                                                       17,173,500
                                                                                                     ------------
     Telephone - 3.99%
         AirTouch Communications, Inc. * ...........................................       170,000      4,802,500
         MCI Communications Corp. ..................................................       175,000      4,484,375
                                                                                                     ------------
                                                                                                        9,286,875
                                                                                                     ------------
     Tobacco - 3.85%
         Philip Morris Companies, Inc. .............................................        50,000      5,200,000
         UST, Inc. .................................................................       110,000      3,767,500
                                                                                                     ------------
                                                                                                        8,967,500
                                                                                                     ------------
     Travel and Recreation - 6.61%
         Carnival Corp. Class A ....................................................       180,000      5,197,500
         Disney (Walt) Co. .........................................................        85,000      5,344,375
         Gaylord Entertainment Co. Class A .........................................       172,200      4,864,650
                                                                                                     ------------
                                                                                                       15,406,525
                                                                                                     ------------
TOTAL COMMON STOCKS ................................................................                  232,941,738
     (Cost $188,001,751)                                                                             ------------

TOTAL INVESTMENTS ..................................................................                 $233,044,215
     (Cost $188,104,228)                                                                             ============

* Non-income producing security


                              THE WOODWARD FUNDS
                                 BALANCED FUND
                           PORTFOLIO OF INVESTMENTS

                                 June 30, 1996
                                  (Unaudited)

                         Description                                                   Face Amount    Market Value
                         -----------                                                   -----------    ------------
TEMPORARY CASH INVESTMENT - 7.23%
     Salomon Brothers, Revolving Repurchase Agreement, 5.53%, 7/1/96
         (secured by various U.S. Treasury Strips with maturities ranging
         from 2/15/99 through 8/15/00, all held at Chemical Bank) ..................    $7,908,176     $7,908,176
     (Cost $7,908,176)                                                                                 ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.22%
     U.S. Treasury Securities - 19.85%
         Principal Strips from U.S. Treasury Securities due:
            5/15/17 ................................................................       915,000        208,199
            8/15/17 ................................................................     3,455,000        771,467
         Strips from U.S. Treasury Securities due:
            5/15/98 ................................................................       200,000        178,702
            8/15/98 ................................................................       500,000        439,330
            2/15/99 ................................................................       100,000         85,014
            8/15/99 ................................................................       500,000        410,933
            2/15/11 ................................................................       600,000        216,606
            5/15/11 ................................................................     1,083,000        383,707
            2/15/12 ................................................................       280,000         93,783
            8/15/12 ................................................................       750,000        241,995
            5/15/13 ................................................................       760,000        231,732
            2/15/14 ................................................................     2,935,000        847,364
            11/15/18 ...............................................................       600,000        122,616
         U.S. Treasury Bonds:
            12.750%, 11/15/10 ......................................................     1,145,000      1,607,832
            10.375%, 11/15/12 ......................................................       685,000        869,628
            12.500%, 8/15/14 .......................................................       120,000        176,738
            8.750%, 5/15/17 ........................................................       200,000        237,375
         U.S. Treasury Notes:
            7.250%, 11/15/96 .......................................................       200,000        201,281
            8.625%, 8/15/97 ........................................................       850,000        874,837
            8.750%, 10/15/97 .......................................................       200,000        206,874
            8.875%, 11/15/97 .......................................................       800,000        829,872
            7.875%, 1/15/98 ........................................................     3,030,000      3,111,416
            7.875%, 4/15/98 ........................................................     3,870,000      3,984,281
            6.875%, 7/31/99 ........................................................       200,000        202,844

            7.75%, 11/30/99 ........................................................     2,005,000      2,087,706
            6.25%, 2/15/03 .........................................................       400,000        392,875
            7.25%, 5/15/04 .........................................................     2,600,000      2,692,625
                                                                                                       ----------
(Cost $21,544,665)                                                                                     21,707,632
                                                                                                       ----------
     Agency Obligations - 17.37%
         Federal Home Loan Mortgage Corp. Participation Ctf
            #555238, 12.000%, 7/01/19 ..............................................       161,307        180,605
         Federal Home Loan Mortgage Corp. Gtd. Multi-Class
           Mortgage Participation Ctfs.:
            Series 22 Class C, 9.500%, 4/15/20 .....................................       138,110        150,738
            Series 11 Class D, 9.500%,7/15/19 ......................................       200,000        217,246
            Series 84 Class F, 9.200%, 10/15/20 ....................................       300,000        318,795
            Series 99 Class Z, 9.500%, 1/15/21 .....................................        95,781        102,064
            Series 109 Class I, 9.100%, 1/15/21 ....................................       500,000        534,675
            Series 1051 Class D, 7.000%, 11/15/19 ..................................       148,835        149,463
            Series 1065 Class J, 9.000%, 4/15/21 ...................................       100,000        105,903
            Series 1084 Class F, AR, 5/15/21 .......................................       250,000        254,822
            Series 1084 Class S, IF, 5/15/21 .......................................       175,000        201,250
            Series 1144 Class KB, 8.500%, 9/15/21 ..................................       250,000        258,912
            Series 1295 Class JB, 4.500%, 3/15/07 ..................................       300,000        256,458
            Series 1297 Class H, 7.500%, 1/15/20 ...................................       135,703        131,982
            Series 1360 Class PK, 10.000%, 12/15/20 ................................       150,000        168,105
            Series 1370 Class F, 6.750%, 3/15/19 ...................................       260,000        255,094
            Series 1378 Class H, 10.000%, 1/15/21 ..................................       100,000        111,723
            Series 1378 Class JZ, 7.500%, 11/15/21 .................................       657,702        605,917
            Series 1465 Class SA, IF, 2/15/08 ......................................     1,372,170         65,178
            Series 1483 Class E, 6.500%, 2/15/20 ...................................       367,500        352,344
            Series 1489 Class L, 5.500%, 4/15/08 ...................................       194,563        184,642
            Series 1491 Class F, 5.000%, 8/15/19 ...................................       400,000        364,396
            Series 1508 Class KB, IO, IF, 5/15/23 ..................................       646,884         40,831
            Series 1531 Class K, 6.000%, 4/15/08 ...................................       346,816        324,293
            Series 1554 Class KA, PO, 8/15/08 ......................................        79,189         51,473
            Series 1575 Class FB, 7.000%, 8/15/08 ..................................       298,345        296,108
            Series 1575 Class SB, 3.000%, 8/15/08 ..................................        99,448         57,680
            Series 1583 Class NS, IF, 9/15/23 ......................................       115,888         71,271
            Series 1585 Class NB, IF, 9/15/23 ......................................       144,996         99,141

            Series 1586 Class A, 6.000%, 9/15/08 ...................................       167,614        155,341
            Series 1595 Class S, IO, IF, 10/15/13 ..................................     1,457,418         68,309
            Series 1602 Class O, 6.000%, 10/15/23 ..................................       250,000        220,470
            Series 1604 Class SE, IF, 11/15/08 .....................................       187,033        135,131
            Series 1606 Class LD, IF, 5/15/08 ......................................       393,649        221,671
            Series 1681 Class K, 7.000%, 8/15/23 ...................................       435,915        412,332
            Series 1686 Class A, 5.000%, 2/15/24 ...................................        92,449         74,414
            Series 1686 Class SL, IF, 2/15/24 ......................................       231,122        168,142
            Series 1689 Class SD, IF, 10/15/23 .....................................       100,000         75,750
            Series 1706 Class LA, 7.000%, 3/15/24 ..................................       398,680        385,052
            Series 1757-A, Class A,  9.500%, 5/15/23 ...............................       160,957        169,809
            Series 1796-A, Class S, IF, 2/15/09 ....................................       100,000         66,000
            Series 1825 Class C, 5.799%, 12/15/23 ..................................       400,000        341,124
            Series 1854 Class C, 4/15/08 ...........................................       400,000        224,372
         Federal Housing Administration Merrill Lynch Project
            Pool 170 Pass thru Ctf., 7.430%, 8/1/20 ................................       225,566        226,242
         Federal Housing Administration
            Project #07335307, 7.430%, 1/1/22 ......................................       226,813        227,040
         Federal Housing Administration
            Greystone 1996-2 Pool, 7.430%, 11/1/22 .................................       249,559        249,808
         Federal National Mortgage Assn. Pass Thru Securities
            Pool #116612, AR, 3/1/19 ...............................................       110,908        114,268
         Federal National Mortgage Assn. Pass Thru Securities
           Guaranteed Remic Trust:
            1989 Class 34-D, 9.850%, 7/25/13 .......................................        46,222         46,574
            1989 Class 69-G, 7.600%, 10/25/19 ......................................       800,000        777,247
            1989 Class 78-H, 9.400%, 11/25/19 ......................................       250,000        271,317
            1990 Class 1-D, 8.800%, 1/25/20 ........................................       150,000        156,265
            1990 Class 120-H, 9.000%, 10/25/20 .....................................       500,000        534,105
            1990 Class 140-K, HB, 652.1454%, 12/25/20 ..............................         1,463         41,266
            1990 Class 143-J, 8.750%, 12/25/20 .....................................       125,000        130,019
            1991 Class 144-PZ, 8.500%, 6/25/21 .....................................       222,717        230,270
            1991 Class 161-H, 7.500%, 2/25/21 ......................................       154,674        156,394
            1992-G Class 15-Z, 7.000%, 1/25/22 .....................................       202,976        176,897
            1992-G Class 42-Z, 7.000%, 7/25/22 .....................................       657,193        592,385
            1992-G Class 59-C, 6.000%, 12/25/21 ....................................       600,000        552,504
            1992 Class 204-B, 6.000%, 10/25/20 .....................................       250,000        226,275

            1993 Class 13-G, 6.000%, 6/25/20 .......................................       200,000        186,668
            1993 Class 15-K, 7.000%, 02/25/08 ......................................       190,146        181,448
            1993 Class 19-G, 5.000%, 5/25/19 .......................................       250,000        227,735
            1993-G Class 19-K, 6.500%, 6/25/19 .....................................       254,799        238,683
            1993 Class 32-K, 6.000%, 3/25/23 .......................................       340,598        290,274
            1993 Class 38-S, 5.255%, 11/25/22 ......................................       969,702         29,091
            1993 Class 44-S, IO, IF, 4/25/23 .......................................       429,613         29,936
            1993 Class 58-J, 5.500%, 4/25/23 .......................................       150,260        134,342
            1993 Class 94-K, 6.750%, 5/25/23 .......................................       123,415        115,459
            1993 Class 139-SG, IF, 8/25/23 .........................................       242,431        126,670
            1993 Class 155-LA, 6.500%, 5/25/23 .....................................       347,178        336,099
            1993 Class 155-SB, IO, IF, 9/25/23 .....................................       820,046         52,147
            1993 Class 190-SE, IF, 10/25/08 ........................................        49,847         34,503
            1993 Class 207-SC, IF, 11/25/23 ........................................       286,295        165,871
            1993 Class 209-KB, 5.659%, 8/25/08 .....................................       373,990        338,868
            1993 Class 214-L, 6.000%, 12/25/08 .....................................       157,499        148,396
            1993 Class 220-SD, IF, 11/25/13 ........................................        49,707         28,954
            1993 Class 223-FB, AR, 12/25/23 ........................................       165,265        114,446
            1993 Class 223-SB, IF, 12/25/23 ........................................       371,360        358,363
            1994-G Class 13-ZB, 7.000%, 11/17/24 ...................................       111,685         96,304
            1994 Class 19-C, 5.000%, 1/25/24 .......................................       341,483        297,896
            1994 Class 30-LA, 6.500%, 2/25/09 ......................................        82,749         79,531
            1994 Class 36-SE, IF, 11/25/23 .........................................       136,624         89,489
            1994 Class 39-F, IF, 3/25/24 ...........................................       225,925        220,981
            1994 Class 39-S, IF, 3/25/24 ...........................................        86,894         68,076
            1994 Class 53-CA, PO, 11/25/23 .........................................       460,000        316,250
            1994 Class 82-SA, IF, 5/25/23 ..........................................     1,777,652         53,330
            1995 Class 13-B, 6.500%, 3/25/09 .......................................       563,918        532,073
            1996 Class 20-L, 2/25/08 ...............................................       165,000         88,016
         Government National Mortgage Assn. Pass Thru Securities
           Guaranteed Remic Trust:
            1994 Class 4-SA, IO, IF, 10/16/22 ......................................       600,000         34,770
         Government National Mortgage Assn. Pass Thru:
            Pool #297628, 8.000%, 9/15/22 ..........................................       178,228        180,876
            Pool #313110, 7.500%, 11/15/22 .........................................       468,988        466,033
                                                                                                       ----------
     (Cost $18,085,135)                                                                                18,999,470
                                                                                                       ----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS .......................................                   40,707,103
     (Cost $39,629,800)                                                                                ----------

CORPORATE BONDS AND NOTES - 3.90%
     Finance - 3.26%
         Associates Corp. of North America:
            9.125%, 4/1/00 .........................................................        85,000         91,600
            8.150%, 8/1/09 .........................................................       200,000        209,804
         Case Equipment Loan Trust Asset Backed Ctf ................................
            Series 1996-A, Class A2, 5.500%, 2/15/03 ...............................       430,000        426,108
         Ford Credit Grantor Trust Asset Backed Ctf ................................
            Series 1994-A, Class A, 6.350%, 5/15/99 ................................       192,431        193,391
         Green Tree Financial Corp. Asset Backed Ctf ...............................
            Series 1996-A, Class A, 5.700%, 2/15/26 ................................       120,249        119,996
         Merrill Lynch Home Equity Loan Asset Backed Ctf ...........................
            Series 1992-1, Class A, VR, 7/15/22 ....................................       167,849        168,213
         Merrill Lynch Trust 43 E CMO, Series 43-E,
            6.500%, 8/27/15 ........................................................       200,000        189,892
         Merrill Lynch MBS Project Pass Thru Ctf ...................................
            Series 144-S, 7.43 %, 7/25/24 ..........................................       365,410        350,794
         Nationsbank Auto Grantor Trust Asset Backed Ctf ...........................
            Series 1995-A, Class A, 5.850%, 6/15/02 ................................        74,746         74,640
         Navistar Financial Corp. Owner Trust Asset Backed Ctf .....................
            Series 1995-A, Class A2, 6.550%, 11/20/01 ..............................       280,034        284,420
         Onyx Acceptance Grantor Trust Auto Loan Pass Thru Ctf .....................
            Series 1996-1, Class A, 5.400%, 5/15/01 ................................       253,094        250,320
         Superior Wholesale Inventory Trust Asset Backed Ctf .......................
            Series 1996-A, Class A, VR, 3/15/01 ....................................       200,000        200,000
         World Omni Automobile Trust Asset Backed Ctf ..............................
            Series 1995-A, Class A, 6.050%, 11/25/01 ...............................     1,000,000      1,001,629
                                                                                                       ----------
(Cost $4,280,428)                                                                                       3,560,805
                                                                                                       ----------
     Industrial - 0.32%
         Boeing Co., 7.950%, 8/15/24 ...............................................       110,000        116,529
         Proctor & Gamble Co., 8.000%, 10/26/96 ....................................       220,000        233,974
                                                                                                       ----------
     (Cost $360,167)                                                                                      350,503
                                                                                                       ----------
     Public Utility - 0.32%
         New England Telephone & Telegraph Co., 7.875%, 11/15/29 ...................       250,000        264,600

         Nippon Telegraph & Telephone Corp., 9.500%, 7/27/98 .......................        80,000         84,500
                                                                                                       ----------
     (Cost $349,736)                                                                                      349,100
                                                                                                       ----------
TOTAL CORPORATE BONDS AND NOTES ....................................................                    4,260,408
     (Cost $4,990,331)                                                                                 ----------
CONVERTIBLE BONDS - 0.78%
     Chubb Capital Corp., 6.000%, 5/15/98 ..........................................       176,000        205,040
     Consolidated Natural Gas Co., 7.250%, 12/15/15 ................................       141,800        152,258
     Leucadia National Corp., 5.250%, 2/1/03 .......................................       215,900        225,616
     Price Co., 6.750%, 3/1/01 .....................................................       251,000        268,884
                                                                                                       ----------
     (Cost $820,678)                                                                                      851,797
                                                                                                       ----------
                                                                                           Shares
                                                                                           ------
COMMON STOCKS - 50.87%
     Aerospace - 0.94%
         Boeing Co. ................................................................         9,500        827,688
         Lockheed Martin Corp. .....................................................         2,420        203,280
                                                                                                       ----------
                                                                                                        1,030,968
                                                                                                       ----------
     Air Transport - 0.10%
         Air Express International Corp. ...........................................         3,725        105,231
                                                                                                       ----------
     Apparel - 1.34%
         Nine West Group, Inc. * ...................................................         2,850        145,706
         Payless Shoesource, Inc. * ................................................         8,055        255,746
         Reebok International Ltd. .................................................         3,110        104,574
         Russell Corp. .............................................................        23,900        660,238
         Unifi Inc. ................................................................         7,610        214,031
         V.F.  Corp. ...............................................................         1,470         87,649
                                                                                                       ----------
                                                                                                        1,467,943
                                                                                                       ----------
     Banks - 2.96%
         Banc One Corp. ............................................................         3,410        115,940
         Bancorp Hawaii, Inc. ......................................................         5,750        207,000
         Barnett Banks, Inc. .......................................................        10,800        658,800
         Charter One Financial Inc. ................................................         6,200        216,225
         First Tennessee National Corp. ............................................         4,800        147,000
         First Union Corp. .........................................................         2,120        129,055

         Fleet Financial Group, Inc. ...............................................        20,800        904,800
         Mercantile Bankshares Co. .................................................         2,400         61,200
         Norwest Corp. .............................................................        17,900        624,263
         TCF Financial Corp. .......................................................         5,200        172,900
                                                                                                       ----------
                                                                                                        3,237,183
                                                                                                       ----------
     Business Machines - 2.17%
         Autodesk, Inc. ............................................................        11,900        355,513
         Compaq Computer Corp. * ...................................................         5,900        290,575
         Diebold, Inc. .............................................................         3,569        172,204
         Electronic Data System Corp. ..............................................        19,800      1,064,250
         InterVoice, Inc. * ........................................................         1,600         31,800
         Microsoft Corp. * .........................................................         1,600        192,200
         Silicon Graphics * ........................................................         6,000        144,000
         Xilinx, Inc. * ............................................................         3,750        119,063
                                                                                                       ----------
                                                                                                        2,369,604
                                                                                                       ----------
     Business Services - 3.84%
         American Management System, Inc. * ........................................         5,150        150,638
         Angelica Corp. ............................................................         3,520         83,160
         Automatic Data Processing, Inc. ...........................................         3,600        139,050
         CDI Corp. * ...............................................................         3,800        128,250
         Computer Association International, Inc. ..................................         1,500        106,875
         Deluxe Corp. ..............................................................        19,300        685,150
         DST Systems Inc. * ........................................................         1,500         48,000
         Dun & Bradstreet Corp. ....................................................        12,100        756,250
         G & K Services, Inc. Class A ..............................................         3,300         94,050
         Harland (John H.) Co. .....................................................         3,000         73,875
         Interpublic Group of Companies, Inc. ......................................        10,800        506,250
         National Service Industries, Inc. .........................................         5,280        206,580
         Omnicom Group, Inc. .......................................................         3,080        143,220
         SunGard Data Systems, Inc. * ..............................................         5,200        208,650
         WMX Technologies, Inc. ....................................................        23,400        766,350
         Zilog, Inc. * .............................................................         4,200        100,800
                                                                                                       ----------
                                                                                                        4,197,148
                                                                                                       ----------
     Chemicals - 2.12%
         Dow Chemical Co. ..........................................................         5,300        402,800

         Great Lakes Chemical Corp. ................................................        10,400        647,400
         NCH Corp. .................................................................         4,700        301,975
         RPM, Inc. .................................................................         4,965         77,578
         Sigma-Aldrich Corp. .......................................................        16,500        882,750
                                                                                                       ----------
                                                                                                        2,312,503
                                                                                                       ----------
     Construction - 2.08%
         Crane Co. .................................................................         5,904        242,064
         Fluor Corp. ...............................................................         3,100        202,663
         Masco Corp. ...............................................................        20,800        629,200
         York International Corp. ..................................................        23,200      1,200,600
                                                                                                       ----------
                                                                                                        2,274,527
                                                                                                       ----------
     Consumer Durables - 1.29%
         Durakon Industries, Inc. * ................................................         4,008         58,617
         Hillenbrand Industries, Inc. ..............................................         1,860         69,285
         Invacare Corp. ............................................................         1,500         35,250
         Leggett & Platt, Inc. .....................................................         5,640        156,510
         National Presto Industries, Inc. ..........................................         3,220        122,360
         Newell Co. ................................................................         5,300        162,313
         Rubbermaid, Inc. ..........................................................        27,200        741,200
         Thiokol Corp. .............................................................         1,720         67,940
                                                                                                       ----------
                                                                                                        1,413,475
                                                                                                       ----------
      Containers - 0.85%
         AptarGroup, Inc. ..........................................................         3,900        117,975
         Crown Cork & Seal Co., Inc. * .............................................        18,100        814,500
                                                                                                       ----------
                                                                                                          932,475
                                                                                                       ----------
     Domestic Oil - 0.34%
         Atlantic Richfield Co. ....................................................           850        100,725
         MAPCO, Inc. ...............................................................         4,860        273,983
                                                                                                       ----------
                                                                                                          374,708
                                                                                                       ----------
     Drugs and Medicine - 4.09%
         Abbott Laboratories Corp. .................................................        14,300        622,050
         Block Drug Inc. Class A ...................................................         2,405        101,010
         Bristol-Myers Squibb Co. ..................................................         9,920        892,800
         Columbia/HCA Healthcare Corp. .............................................         3,500        186,813
         Health Care & Retirement Corp. * ..........................................         3,691         87,661

         Johnson & Johnson .........................................................         3,400        168,300
         Medtronic, Inc. ...........................................................         2,400        134,400
         Mid Ocean Ltd. ............................................................         5,020        205,820
         Mylan Laboratories, Inc. ..................................................         7,000        120,750
         Pall Corp. ................................................................         5,800        139,925
         Scherer (R.P.) Corp. * ....................................................         1,086         49,277
         Schering-Plough Corp. .....................................................        16,400      1,029,100
         Smithkline Beecham ........................................................         3,000        163,125
         Stryker Corp. .............................................................         4,000         91,000
         Sybron International Corp. * ..............................................         6,500        162,500
         United HealthCare Corp. ...................................................         3,400        171,700
         Vivra, Inc. * .............................................................         4,300        141,363
                                                                                                       ----------
                                                                                                        4,467,594
                                                                                                       ----------
     Electronics - 2.01%
         AMP, Inc. .................................................................         2,500        100,313
         Belden, Inc. ..............................................................         7,800        234,000
         Dynatech Corp. * ..........................................................         5,200        169,000
         Hewlett Packard Co. .......................................................         4,900        488,163
         Intel Corp. ...............................................................         6,500        477,344
         Lucent Technology, Inc. ...................................................         6,000        227,250
         Microchip Technology, Inc. ................................................         5,500        136,125
         Molex, Inc. Class A Non-Voting ............................................         3,150         92,531
         Motorola, Inc. ............................................................         4,400        276,650
                                                                                                       ----------
                                                                                                        2,201,375
                                                                                                       ----------
     Energy and Utilities - 2.51%
         American Water Works Co., Inc. ............................................         1,510         60,778
         Enron Corp. ...............................................................        18,500        756,188
         Equitable Resources, Inc. .................................................         3,910        110,458
         MCN Corp. .................................................................        35,300        860,438
         Pinnacle West Capital Co. .................................................        23,900        725,963
         Sierra Pacific Resources ..................................................         9,260        234,973
                                                                                                       ----------
                                                                                                        2,748,795
                                                                                                       ----------
     Energy Raw Materials - 1.76%
         Apache Corp. ..............................................................         6,476        212,899
         Ashland Coal, Inc. ........................................................         4,920        127,920

         Noble Affiliates, Inc. ....................................................         4,900        184,975
         Schlumberger Ltd. .........................................................        13,500      1,137,375
         Southwestern Energy Co. ...................................................         8,476        119,724
         Western Atlas, Inc. * .....................................................         2,500        145,625
                                                                                                       ----------
                                                                                                        1,928,517
                                                                                                       ----------
     Food and Agriculture - 2.03%
         ConAgra, Inc. .............................................................        11,300        512,738
         CPC International, Inc. ...................................................         8,400        604,800
         Farmer Brothers Co. .......................................................           310         42,780
         Pepsi, Inc. ...............................................................         5,000        176,875
         Sysco Corp. ...............................................................        24,400        835,700
         Universal Foods Corp. .....................................................         1,400         51,625
                                                                                                       ----------
                                                                                                        2,224,518
                                                                                                       ----------
     Insurance - 3.27%
         AFLAC, Inc. ...............................................................         5,000        149,375
         Allmerica Property & Casualty Co. .........................................         4,130        111,510
         AMBAC, Inc. ...............................................................         3,050        158,982
         American International Group, Inc. ........................................         6,100        601,613
         Capital Re Corp. ..........................................................         4,000        147,000
         Chubb Corp. ...............................................................        22,600      1,127,175
         Citizens Corp. ............................................................         6,340        118,875
         Financial Security Assurance Holdings .....................................         5,740        157,133
         Home Beneficial Corp. Class B .............................................         7,560        198,450
         Old Republic International Corp. ..........................................        13,345        286,918
         Safeco Corp. ..............................................................         5,580        197,393
         Transatlantic Holdings, Inc. ..............................................         2,354        165,074
         Unum Corp. ................................................................         2,500        155,625
                                                                                                       ----------
                                                                                                        3,575,121
                                                                                                       ----------
     International Oil - 0.66%
         Amoco Corp. ...............................................................         1,370         99,154
         Royal Dutch Petroleum Co., N.Y. Registry ..................................         3,400        522,750
         Texaco, Inc. ..............................................................         1,210        101,489
                                                                                                       ----------
                                                                                                          723,393
                                                                                                       ----------
     Liquor - 0.74%
         Anheuser Busch Companies, Inc. ............................................        10,800        810,000
                                                                                                       ----------

     Media - 1.75%
         Banta Corp. ...............................................................         6,035        152,384
         Gannett Co., Inc. .........................................................        12,480        882,960
         Washington Post Co. Class B ...............................................         2,700        874,800
                                                                                                       ----------
                                                                                                        1,910,144
                                                                                                       ----------
     Miscellaneous and Conglomerates - 1.60%
         ABC Rail Products Corp. * .................................................         3,200         69,200
         Culligan Water Technologies, Inc. * .......................................         2,700        102,600
         DENTSPLY International, Inc. ..............................................         3,500        148,750
         Duracell International, Inc. ..............................................        18,300        789,188
         Greenfield Industries, Inc. ...............................................         6,200        204,600
         Guinness PLC ADR ..........................................................         1,100         39,995
         Health Management Associates, Inc. Class A * ..............................         4,493         90,984
         Littlefuse, Inc. * ........................................................         3,600        135,000
         Wolverine Tube, Inc.* .....................................................         4,850        169,750
                                                                                                       ----------
                                                                                                        1,750,066
                                                                                                       ----------
     Miscellaneous Finance - 1.90%
         CMAC Investment Corp. .....................................................         2,900        166,750
         Edwards (A.G.) Inc. .......................................................         6,255        169,667
         Everest Reinsurance Holdings, Inc. ........................................         7,200        186,300
         Executive Risk, Inc. ......................................................         4,700        179,775
         Federal National Mortgage Association .....................................         9,580        320,930
         FINOVA Group, Inc. ........................................................         4,635        225,956
         Fund American Enterprises Holdings, Inc. * ................................         4,090        331,290
         Idex Corp. * ..............................................................         4,372        166,117
         PMI Group, Inc. ...........................................................         3,400        144,500
         Salomon, Inc. .............................................................         2,270         99,880
         Scotsman Industries, Inc. .................................................         4,400         88,550
                                                                                                       ----------
                                                                                                        2,079,715
                                                                                                       ----------
     Motor Vehicles - 0.96%
         Borg Warner Automotive, Inc. ..............................................         2,000         79,000
         Excel Industries, Inc. ....................................................         2,800         35,000
         Ford Motor Co. ............................................................         2,850         92,269
         General Motors Corp. ......................................................        11,000        576,125
         Harley-Davidson, Inc. .....................................................         3,226        132,669

         Myers Industries, Inc. ....................................................         4,720         87,910
         Superior Industries International .........................................         1,838         48,707
                                                                                                       ----------
                                                                                                        1,051,680
                                                                                                       ----------
     Non-Durables and Entertainment - 1.32%
         Cracker Barrel Old Country Store, Inc. ....................................        26,500        642,625
         CUC International, Inc. * .................................................         2,250         79,875
         Hasbro, Inc. ..............................................................         4,810        171,958
         Lancaster Colony Corp. ....................................................         2,864        107,042
         Luby's Cafeterias, Inc. ...................................................         4,630        108,805
         Sbarro, Inc. ..............................................................         6,170        155,021
         Service Corp. International ...............................................         3,000        172,500
                                                                                                       ----------
                                                                                                        1,437,826
                                                                                                       ----------
     Non-Ferrous Metals - 0.09%
         DT Industries, Inc. .......................................................         5,100         93,075
                                                                                                       ----------
     Producer Goods - 1.83%
         General Electric Co. ......................................................         6,400        553,600
         Hubbell, Inc. Class B .....................................................         2,351        155,754
         Illinois Tool Works, Inc. .................................................         2,100        142,013
         Ivax Corp. ................................................................         4,500         71,438
         Juno Lighting, Inc. .......................................................         8,339        141,763
         Stewart & Stevenson Services, Inc. ........................................        29,400        668,850
         Teleflex, Inc. ............................................................         2,790        133,223
         Trimas Corp. ..............................................................         5,735        134,056
                                                                                                       ----------
                                                                                                        2,000,695
                                                                                                       ----------
     Railroads and Shipping - 0.24%
         Alexander & Baldwin, Inc. .................................................         8,250        199,031
         Illinois Central Corp. ....................................................         2,140         60,723
                                                                                                       ----------
                                                                                                          259,754
                                                                                                       ----------
     Retail - 1.39%
         Albertsons, Inc. ..........................................................         3,200        132,400
         Cato Corp. Class A ........................................................        13,618         81,708
         Home Depot, Inc. ..........................................................         3,500        189,000
         Kohls Corp. * .............................................................         1,764         64,607
         May Department Stores Co. .................................................         1,775         77,657

         Proffitts, Inc. * .........................................................         4,700       166,850
         Stanhome, Inc. Voting .....................................................         5,140       136,210
         Talbots, Inc. .............................................................         2,949        95,474
         Toys R Us *................................................................        15,400       438,900
         Walgreen Co. ..............................................................         4,200       140,700
                                                                                                    ------------
                                                                                                       1,523,505
                                                                                                    ------------
     Soaps and Cosmetics - 0.19%
         Unilever N. V .............................................................         1,410       204,626
                                                                                                    ------------
     Telephone - 2.65%
         AT&T Corp. ................................................................        15,900       985,800
         AirTouch Communications, Inc. * ...........................................         5,000       141,250
         Century Telephone Enterprises, Inc. .......................................        20,700       659,813
         MCI Communications Corp. ..................................................        43,200     1,107,000
                                                                                                    ------------
                                                                                                       2,893,863
                                                                                                    ------------
     Tires and Rubber Goods - 0.20%
         Bandag Inc. Class A .......................................................         4,700       220,313
                                                                                                    ------------
     Tobacco - 0.70%
         Loews Corp. ...............................................................         4,030       317,866
         Philip Morris Companies, Inc. .............................................         3,190       331,760
         UST, Inc. .................................................................         3,500       119,875
                                                                                                    ------------
                                                                                                         769,501
                                                                                                    ------------
     Travel and Recreation - 0.50%
         Callaway Golf Co. .........................................................         4,200       139,650
         Carnival Corp. Class A ....................................................         5,000       144,375
         Disney (Walt) Co. .........................................................         2,100       132,038
         Gaylord Entertainment Co. Class A .........................................         4,515       127,549
                                                                                                    ------------
                                                                                                         543,611
                                                                                                    ------------
     Trucking and Freight - 0.45%
         Ryder System, Inc. ........................................................        17,400       489,375
                                                                                                    ------------
TOTAL COMMON STOCKS ................................................................                  55,622,822
     (Cost $47,343,809)                                                                             ------------

TOTAL INVESTMENTS ..................................................................                $109,350,305
     (Cost $100,692,794)                                                                            ============

* Non-income producing security.

                          THE WOODWARD BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                June 30, 1996

                       Notes to Portfolio of Investments

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture.

Adjustable Rate (AR)

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

(1)   Organization and Commencement of Operations

      The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of June 30, 1996, Woodward consisted of seventeen separate series. The five Equity Funds (Equity Funds) included in these financial statements are described below.

                    Woodward Growth/Value Fund
                    Woodward Opportunity Fund
                    Woodward Intrinsic Value Fund
                    Woodward Capital Growth Fund
                    Woodward Balanced Fund

      The Growth/Value, Opportunity and Intrinsic Value Funds commenced operations on June 1, 1991, the Balanced Fund commenced operations on July 2, 1994, and the Capital Growth Fund commenced operations on July 2, 1994.

      The remaining two Woodward Equity Funds, the Equity Index and International Equity Funds, are each included on separate stand alone financial statements.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Equity Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      The Equity Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD) in accordance with procedures approved by the Board of Trustees.

      Investment security purchases and sales are accounted for on the day after trade date.

      Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of

Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

    Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code. Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method. As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

     Federal Income Taxes

      It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

      Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Certain book-to-tax timing differences for the funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

    Shareholder Dividends

      Dividends from net investment income are declared and paid quarterly by the Equity Funds. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

    Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each Series.

    Expenses

      Expenses are charged daily as a percentage of the Fund's assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)   Transactions with Affiliates

      First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of005% of the Equity Funds' average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

      NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

      NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the period ended June 30, 1996, NBD reimbursed the Balanced Fund for certain expenses in the amount of $18,406.

      NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

      On March 10, 1994, Woodward adopted The Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)   Investment Securities Transactions

      Information with respect to investment securities and security transactions, excluding short-term securities is, as follows:

                              GROWTH/VALUE      OPPORTUNITY    INTRINSIC VALUE
                                  FUND              FUND             FUND
                              ------------      -----------    ---------------
Gross Unrealized Gains ....   $ 156,598,423    $ 157,606,131    $  42,073,344
Gross Unrealized Losses ...      (8,357,386)     (18,560,374)      (1,691,728)
                              -------------    -------------    -------------
                              $ 148,241,037    $ 139,045,757    $  40,381,616
                              =============    =============    =============
Federal Income Tax Cost ...   $ 580,751,376    $ 564,200,829    $ 256,529,181
Purchases .................   $ 143,941,721    $ 156,401,931    $  74,296,032
Sales, at value ...........   $ 186,248,404    $ 172,105,711    $  59,413,132

                              CAPITAL GROWTH      BALANCED
                                   FUND             FUND
                              --------------      --------
Gross Unrealized Gains ....   $  48,035,439    $   9,138,136
Gross Unrealized Losses ...      (3,095,452)        (480,625)
                              -------------    -------------
                              $  44,939,987    $   8,657,511
                              =============    =============
Federal Income Tax Cost ...   $ 188,104,228    $ 100,824,143
Purchases .................   $  54,943,862    $  37,690,280
Sales, at value ...........   $  28,529,451    $  21,764,985

(5)     Expenses

        Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the period ended June 30, 1996. The rates shown are stated as a percentage of each fund's average net assets.

                                       GROWTH/VALUE        OPPORTUNITY      INTRINSIC VALUE
Effective Date                             FUND                FUND               FUND
--------------                         ------------        -----------      ---------------
Expense Rates:
  January 1 ......................              0.82%              0.86%              0.88%
  March 18 .......................              0.80%              0.80%              0.85%
  May 21 .........................              0.80%              0.80%              0.83%

NBD Advisory Fee:
  January 1 ......................              0.75%              0.75%              0.75%

  Amounts Paid:
  Advisory Fee to NBD ............     $   2,822,334      $   2,540,002      $   1,008,003
  Distribution Fees to FoM & Essex     $      41,309      $      47,710      $      14,661
  Other Fees & Out of Pocket
     Expenses to NBD .............     $      95,215      $     125,832      $      42,653

                                      CAPITAL GROWTH      BALANCED
Effective Date                             FUND             FUND
--------------                        --------------      --------
Expense Rates:
  January 1  .....................            0.87%             0.93%
  March 18 .......................            0.88%             0.95%
  May 21  ........................            0.88%             0.95%


NBD Advisory Fee:
  January 1 ......................            0.75%             0.75%

  Amounts Paid:
  Advisory Fee to NBD ............     $   817,701       $   390,877
  Distribution Fees to FoM & Essex     $     7,692       $     7,342
  Other Fees & Out of Pocket
     Expenses to NBD .............     $    27,617       $    59,301

Expense
  Reimbursements by NBD ..........                           (18,406)


(6)     Subsequent Event

        On August 23, 1996, the Woodward Capital Growth Fund and Woodward Balanced Fund merged with the Prairie Growth Fund and Prairie Managed Assets Fund, respectively. The transaction was effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Funds' shareholders recognized taxable gains or losses as a result of the reorganization.

                              THE WOODWARD FUNDS
                                 EQUITY FUNDS
                             FINANCIAL HIGHLIGHTS

The Financial Highlights present a per share analysis of how the Equity Funds' net assets values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Equity Funds and other information for the periods presented.



                                                                      Growth/Value Fund
                                  ------------------------------------------------------------------------------------------
                                   Six Months
                                      Ended
                                  June 30, 1996      Year ended    Year ended     Year ended     Year ended    Period ended
                                   (Unaudited)     Dec. 31, 1995  Dec. 31, 1994  Dec. 31, 1993  Dec. 31, 1992  Dec. 31, 1991
                                  -------------    -------------  -------------  -------------  -------------  -------------
Net asset value,
  beginning of period .........   $      13.16     $      10.67   $      11.16   $      10.51   $       9.86   $      10.00
Income from investment
  operations:
    Net investment income .....           0.09             0.21           0.23           0.20           0.22           0.14
    Net realized and
      unrealized gains
     (losses) on investments ..           1.04             2.76          (0.17)          1.24           0.75          (0.14)
                                  ------------     ------------   ------------   ------------   ------------   ------------

Total from investment
  operations ..................           1.13             2.97           0.06           1.44           0.97             --
                                  ------------     ------------   ------------   ------------   ------------   ------------

Less distributions:
    From net investment income           (0.08)           (0.22)         (0.21)         (0.20)         (0.22)         (0.14)
    From realized gains .......             --            (0.26)         (0.30)         (0.59)         (0.10)            --
    In excess of realized gains             --               --          (0.01)            --             --             --
    Tax return of capital .....             --               --          (0.03)            --             --             --
                                  ------------     ------------   ------------   ------------   ------------   ------------
Total distributions ...........          (0.08)           (0.48)         (0.55)         (0.79)         (0.32)         (0.14)
                                  ------------     ------------   ------------   ------------   ------------   ------------

Net asset value, end of
  period ......................   $      14.21     $      13.16   $      10.67   $      11.16   $      10.51   $       9.86
                                  ============     ============   ============   ============   ============   ============

Total Return (b) ..............          17.22%(a)        28.04%          0.55%         13.79%          9.87%          0.17%(a)

Ratios/Supplemental Data
Net assets, end of period .....   $768,367,008     $737,167,067   $571,370,711   $429,635,045   $287,344,809   $238,085,630
Ratio of expenses to
  average net  assets .........           0.80%            0.84%          0.84%          0.83%          0.83%          0.85%(a)
Ratio of net investment
  income to average
  net assets ..................           1.22%            1.73%          2.07%          1.84%          2.20%(a)       2.56%(a)
Portfolio turnover rate .......          19.58%           26.80%         28.04%         42.31%         16.28%          0.94%
Average commission rate........   $       0.04     $       0.04

See accompanying notes to financial statements.


                                                                      Opportunity Fund
                                  -------------------------------------------------------------------------------------------
                                    Six Months
                                      Ended
                                  June 30, 1996      Year ended     Year ended      Year ended     Year ended   Period ended
                                   (Unaudited)     Dec. 31, 1995  Dec. 31, 1994   Dec. 31, 1993  Dec. 31, 1992  Dec. 31, 1991
                                  -------------    -------------  -------------   -------------  -------------  -------------
Net asset value,
  beginning of period .........   $      15.15     $      13.34   $      14.49   $      12.37   $      10.40  $      10.00
Income from investment
  operations:
    Net investment income .....           0.02             0.06           0.07           0.10           0.11          0.09
    Net realized and
      unrealized
      gains (losses)
      on investments ..........           1.61             2.57          (0.54)          2.87           2.43          0.43
                                  ------------     ------------   ------------   ------------   ------------  ------------

Total from investment
  operations ..................           1.63             2.63          (0.47)          2.97           2.54          0.52
                                  ------------     ------------   ------------   ------------   ------------  ------------

Less distributions:
    From net investment income           (0.02)           (0.06)         (0.07)         (0.10)         (0.11)        (0.09)
    From realized gains .......             --            (0.76)         (0.49)         (0.75)         (0.46)        (0.03)
    In excess of realized gains             --               --          (0.02)            --             --            --
    Tax return of capital .....             --               --          (0.10)            --             --            --
                                  ------------     ------------   ------------   ------------   ------------  ------------
Total distributions ...........          (0.02)           (0.82)         (0.68)         (0.85)         (0.57)        (0.12)
                                  ------------     ------------   ------------   ------------   ------------  ------------

Net asset value, end of
  period ......................   $      16.76     $      15.15   $      13.34   $      14.49   $      12.37  $      10.40
                                  ============     ============   ============   ============   ============  ============

Total Return (b) ..............          21.43%(a)        19.88%         (3.27)%        24.01%         24.56%         8.92%(a)

Ratios/Supplemental Data
Net assets, end of period .....   $707,061,012     $650,952,268   $524,999,120   $365,664,513   $166,423,073  $108,046,450
Ratio of expenses
  to average net
  assets ......................           0.82%(a)         0.89%          0.90%          0.86%          0.84%         0.84%(a)
Ratio of net investment
  income to average
  net assets ..................           0.24%(a)         0.37%          0.53%          0.71%          1.09%         1.56%(a)
Portfolio turnover rate .......          23.58%           53.55%         37.51%         33.99%         34.44%         2.92%
Average commission rate .......   $       0.03     $       0.04

                                                                    Intrinsic Value Fund
                             ------------------------------------------------------------------------------------------------
                              Six Months
                                 Ended
                             June 30, 1996     Year ended       Year ended       Year ended      Year ended     Period ended
                              (Unaudited)     Dec. 31, 1995    Dec. 31, 1994    Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                             -------------    -------------    -------------    -------------   -------------   -------------
Net asset value,
  beginning of
  period .................   $      11.89     $      10.48     $      11.05     $      10.40     $       9.89   $     10.00
Income from investment
  operations:
    Net investment
      income .............           0.15             0.29             0.31             0.29             0.29          0.17
    Net realized
      and unrealized
      gains (losses)
      on investments .....           1.11             2.24            (0.38)            1.23             1.14         (0.02)
                             ------------     ------------     ------------     ------------     ------------   -----------
Total from investment
  operations .............           1.26             2.53            (0.07)            1.52             1.43          0.15
                             ------------     ------------     ------------     ------------     ------------   -----------
Less distributions:
    From net investment
        income ...........          (0.15)           (0.30)           (0.30)           (0.28)           (0.28)        (0.17)
    From realized gains ..             --            (0.82)           (0.20)           (0.59)           (0.64)        (0.09)
                             ------------     ------------     ------------     ------------     ------------   -----------
Total distributions ......          (0.15)           (1.12)           (0.50)           (0.87)           (0.92)        (0.26)
                             ------------     ------------     ------------     ------------     ------------   -----------
Net asset value,
   end of period .........   $      13.00     $      11.89     $      10.48     $      11.05     $      10.40   $      9.89
                             ============     ============     ============     ============     ============   ===========
Total Return (b) .........          21.31%(a)        24.38%           (0.60%)          14.71%           14.56%         2.70%(a)

Ratios/Supplemental Data
Net assets, end of period    $295,817,289     $255,884,859     $220,028,096     $192,555,183     $107,260,873   $77,450,163
Ratio of expenses to
  average net assets .....           0.85             0.91%            0.91%            0.86%            0.84%         0.84%(a)
Ratio of net investment
  income to average
  net assets .............           2.46%            2.49%            2.92%            2.67%            2.78%         3.03%(a)
Portfolio turnover rate ..          23.32%           45.55%           58.62%           63.90%           48.52%         1.80%
Average commission rate ..   $       0.00     $       0.03


                                            Capital Growth Fund                                 Balanced Fund
                             ----------------------------------------------    ----------------------------------------------
                               Six Months                                       Six Months
                                 Ended                                             Ended
                             June 30, 1996     Year ended     Period ended     June 30, 1996      Year ended    Period ended
                              (Unaudited)     Dec. 31, 1995  Dec. 31, 1994      (Unaudited)      Dec. 31, 1995  Dec. 31, 1994
                             -------------    -------------- --------------    -------------     -------------  -------------
Net asset value, beginning
  of period ..............   $      13.26      $      10.44   $     10.00      $      11.24      $      9.53    $     10.00
Income from investment
  operations:
    Net investment income            0.03              0.08          0.05              0.18             0.35           0.28
    Net realized and
      unrealized
      gains (losses)
      on investments .....           0.99              2.93          0.43              0.30             1.83          (0.48)
                             ------------      ------------   -----------      ------------      -----------    -----------
Total from investment
  operations .............           1.02              3.01          0.48              0.48             2.18          (0.20)
                             ------------      ------------   -----------      ------------      -----------    -----------
Less distributions:
    From net investment
      income .............          (0.03)            (0.08)        (0.04)            (0.24)           (0.35)         (0.27)
    From realized gains ..             --             (0.11)           --                --            (0.12)            --
                             ------------      ------------   -----------      ------------      -----------    -----------
Total distributions ......          (0.03)            (0.19)        (0.04)            (0.24)           (0.47)         (0.27)
                             ------------      ------------   -----------      ------------      -----------    -----------
Net asset value, end of
  period .................   $      14.25      $      13.26   $     10.44      $      11.48      $     11.24    $      9.53
                             ============      ============   ===========      ============      ===========    ===========
Total Return (b) .........          15.41%(a)         28.90%         9.62%(a)          8.57%(a)        23.18%         (1.95)%

Ratios/Supplemental Data
Net assets, end of period    $233,617,570      $195,861,178   $81,269,604      $109,853,690      $93,623,801    $54,167,192
Ratio of expenses to
  average net assets .....           0.87%(a)          0.86%         0.85%(a)          0.94%(a)         0.91%          0.85%
Ratio of net investment
  income to average
  net assets .............           0.40%(a)          0.65%         1.25%(a)          3.23%(a)         3.40%          3.41%
Ratio of expenses
  to average net
  assets without
  fee waivers/
  reimbursed expenses ....             --              0.90%         0.95%(a)          0.98%(a)         1.09%          1.56%
Ratio of net
  investment income
  to average net
  assets without fee
  waivers/reimbursed
  expenses ...............             --              0.61%         1.15%(a)          3.19%(a)         3.22%          2.70%
Portfolio turnover rate ..          13.34%             6.97%         3.29%            23.88%           31.76%         37.49%
Average commission rate ..   $       0.05      $       0.04                    $       0.04      $      0.05

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

RESULTS OF SPECIAL SHAREHOLDER MEETING (Unaudited)

      On July 10, 1996 and July 31, 1996, special meetings of the shareholders of The Woodward Growth/ Value, Opportunity, Intrinsic Value, Capital Growth , and Balanced Funds were held to approve the following proposals.

      The shareholders approved these proposals with respect to The Woodward Growth/Value, Opportunity, Intrinsic Value, Capital Growth, and Balanced Funds are as follows:

1. To approve a new investment advisory agreement ("New Advisory Agreement") between each Trust, NBD Bank ("NBD") and First Chicago Investment Management Company ("FCIMCO")

Fund                  Affirmative   Against    Abstain
Growth Value          38,697,375    569,461    428,342
Opportunity           29,002,795    239,823    189,058
Intrinsic Value       14,485,532    254,925     71,876
Capital Growth         8,987,121    322,943     69,443
Balanced               7,876,687     16,097      9,040


2. To approve a change to the fundamental investment limitations of each Fund of the Trust with regard to the following:

    a)      investment in commodities

Fund                  Affirmative  Against    Abstain
Growth Value          37,714,498   895,808    832,712
Opportunity           28,007,923   821,674    340,716
Intrinsic Value       14,242,959   379,208     91,019
Capital Growth         8,761,346   508,381     96,114
Balanced               7,853,765    35,605     12,454

     b)     expanded power to borrow

Fund                  Affirmative   Against    Abstain
Growth Value          37,808,221    850,023    784,774
Opportunity           28,041,208    832,447    296,658
Intrinsic Value       14,237,759    392,511     82,916
Capital Growth         8,781,777    489,751     94,313
Balanced               7,849,899     29,627     22,297

     c)     issuing senior securities

Fund                  Affirmative   Against    Abstain
Growth Value          37,860,869    777,283    804,867
Opportunity           28,128,015    686,609    355,689
Intrinsic Value       14,273,227    326,855    113,103
Capital Growth         8,799,493    463,111    103,238
Balanced               7,853,795     26,094     21,935


3. To approve a change to the fundamental investment policies and limitations of certain Funds of the Trusts, as follows:

    c) to approve a change to the fundamental investment limitation concerning concentration of investments in a particular industry with respect to the Funds

Fund                 Affirmative     Against    Abstain
Growth Value         38,190,362      743,968    508,689
Opportunity          28,257,950      658,048    254,316
Intrinsic Value      14,310,207      313,409     89,570
Capital Growth        8,842,837      445,620     77,383
Balanced              7,861,861       18,105     21,858


4. To approve a change of the following fundamental policies and limitations to non-fundamental policies and limitations:

    b)     limitation on investment in other investment companies

Fund                  Affirmative   Against    Abstain
Growth Value          38,066,818    825,096    551,104
Opportunity           28,250,504    617,701    302,108
Intrinsic Value       14,303,918    330,470     78,798
Capital Growth         8,820,530    450,430     94,881
Balanced               7,867,137     15,625     19,062

      c)     limitation on illiquid securities

Fund                  Affirmative   Against    Abstain
Growth Value          38,025,425    844,852    572,741
Opportunity           28,202,459    657,059    310,796
Intrinsic Value       14,263,943    356,029     93,213
Capital Growth         8,765,508    498,507    101,826
Balanced               7,866,803     13,025     21,995

      d)     limitation on purchasing securities on margin

Fund                 Affirmative    Against    Abstain
Growth Value          38,030,798    851,788    560,432
Opportunity           28,176,388    691,235    302,691
Intrinsic Value       14,264,733    361,080     87,373
Capital Growth         8,852,552    411,546    101,743
Balanced               7,868,320     11,884     21,621

      e) limitation on purchasing securities of companies for the purpose of exercising control

Fund                  Affirmative   Against   Abstain
Growth Value          38,037,340    843,099   562,580
Opportunity           28,199,207    669,563   301,544
Intrinsic Value       14,271,641    354,527    87,017
Capital Growth         8,858,369    412,785    94,687
Balanced               7,857,247     23,386    21,190

      f) limitation on writing or selling put options, call options, straddles, spreads, or any combinations thereof

Fund                  Affirmative    Against    Abstain
Growth Value          38,042,540    836,142    564,336
Opportunity           28,190,886    670,389    309,039
Intrinsic Value       14,266,607    366,739     79,839
Capital Growth         8,864,326    399,603    101,912
Balanced               7,862,705     16,908     22,211


5.  To approve certain changes to fundamental investment objectives.

Fund                  Affirmative       Against        Abstain
Growth Value         38,176,969.57    712,619.13    553,431.125
Opportunity          28,264,577.86    615,516.77    290,220.758
Capital Growth        8,901,322.25    389,056.76     75,463.220

6. To ratify the appointment of two Trustees to the Board of Trustees of each Trust.

Elected Trustees         Current Trustees
Ms. Marilyn McCoy        Mr. Will M. Caldwell       Mr. Donald B. Sutherland
Mr. John P. Gould        Dr. Nicholas J. DeGrazia   Mr. Donald L. Tuttle
                         Mr. Julius L. Pallone

Fund                 Affirmative    Against     Abstain
Growth Value          38,615,486    615,153    464,538
Opportunity           28,966,936    240,565    224,175
Intrinsic Value       14,488,742    239,325     84,266
Capital Growth         9,012,944    294,979     71,583
Balanced               7,897,014     10,057     17,477


7. To approve amendments to the Amended and Restated Declaration of Trust of The Woodward Funds.

Fund                  Affirmative   Against   Abstain
Growth Value          38,215,003    766,803   461,212
Opportunity           28,664,222    266,248   239,844
Intrinsic Value       14,358,649    275,225    79,312
Capital Growth        10,788,885    339,108   121,069
Balanced Fund          7,857,439     18,996    25,389


8. To transact such other business as may properly come before the Meetings or any adjournment thereof.

Fund                 Affirmative    Against    Abstain
Growth Value
Opportunity           28,701,598    383,407    346,670
Intrinsic Value       14,488,044    228,099     96,190
Capital Growth         8,862,036    440,186     77,285
Balanced Fund          7,892,907     13,250     18,390


                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1996
                                  (Unaudited)

ASSETS:
Investment in securities:
     At cost .....................................   $578,956,856
                                                     ============
     At value (Note 2) ...........................   $759,315,146
Cash .............................................        135,716
Income receivable ................................      1,097,050
Deferred organization costs, net (Note 2) ........          4,399
Prepaids and other assets ........................          1,308
                                                     ------------
          TOTAL ASSETS ...........................    760,553,619
                                                     ------------
LIABILITIES:
Payable for securities purchased .................     38,575,891
Accrued investment advisory fee ..................         59,038
Accrued distribution fees ........................          3,075
Accrued custodial fee ............................          8,867
Dividends payable ................................        636,315
Other payables and accrued expenses ..............         16,996
                                                     ------------
          TOTAL LIABILITIES ......................     39,300,182
                                                     ------------
          NET ASSETS .............................   $721,253,437
                                                     ============
Net assets consist of:
Capital shares (unlimited number of shares
authorized, par value $.10 per share) ............   $  4,682,426
Additional paid-in capital .......................    532,125,719
Accumulated undistributed net investment income ..         71,861
Accumulated undistributed net realized gains .....      4,015,141
Net unrealized appreciation on investments .......    180,358,230
                                                     ------------
          TOTAL NET ASSETS .......................   $721,253,437
                                                     ============
Shares of capital stock outstanding ..............     46,824,262
                                                     ============
Net asset value and redemption price per share ...   $      15.40
                                                     ============

                See accompanying notes to financial statements.



                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                            STATEMENT OF OPERATIONS

                    For the Six Months Ended June 30, 1996
                                  (Unaudited)

INVESTMENT INCOME (Note 2)
    Interest ......................................   $   123,248
   Dividends ......................................     7,326,244
                                                      -----------
        TOTAL INVESTMENT INCOME ...................     7,449,492
                                                      -----------
EXPENSES (Note 2, 3 and 5):
    Investment advisory fee .......................       317,984
    Distribution fees .............................        16,727
    Professional fees .............................        15,256
    Custodial fee .................................        64,051
    Transfer and dividend disbursing agent fees ...         5,592
    Amortization of deferred organization costs ...         2,200
    Marketing expenses ............................        16,312
    Registration, filing fees and other expenses ..        68,099
                                                      -----------
         TOTAL EXPENSES ...........................       506,221
                                                      -----------
NET INVESTMENT INCOME .............................     6,943,271
                                                      -----------
REALIZED AND UNREALIZED GAINS ON
  INVESTMENTS:
    Net realized gains ............................     6,583,094
    Net change in unrealized appreciation on
        investments ...............................    46,822,280
                                                      -----------
         NET REALIZED AND UNREALIZED GAINS
            ON INVESTMENTS ........................    53,405,374
                                                      -----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS .................................   $60,348,645
                                                      ===========

                See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                          June 30, 1996    Year Ended
                                           (Unaudited)     Dec. 31, 1995
                                          -------------   --------------
FROM OPERATIONS:
  Net investment income ...............   $   6,943,271    $   9,843,900
  Net realized gains ..................       6,583,094        4,873,484
  Net change in unrealized
    appreciation on investments .......      46,822,280      113,244,299
                                          -------------    -------------
      Net increase in net assets
        from operations ...............      60,348,645      127,961,683
                                          -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income ..........      (7,013,688)     (10,140,926)
  From realized gains .................            --         (4,873,484)
  In excess of realized gains .........            --            (90,675)
                                          -------------    -------------
      Total distributions .............      (7,013,688)     (15,105,085)
                                          -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ...........     174,522,650      142,012,075
  Net asset value of shares issued
     in reinvestment of distributions
     to shareholders ..................       5,940,482       13,655,168
                                          -------------    -------------
                                            180,463,132      155,667,243
  Less:  payments for shares redeemed .     (40,747,565)     (81,128,978)
                                          -------------    -------------

  Net increase in net assets from
     capital share transactions .......     139,715,567       74,538,265
                                          -------------    -------------

NET INCREASE IN NET ASSETS ............     193,050,524      187,394,863
NET ASSETS:
  Beginning of period .................     528,202,913      340,808,050
                                          -------------    -------------

  End of period .......................   $ 721,253,437    $ 528,202,913
                                          =============    =============

CAPITAL SHARE TRANSACTIONS:
Shares sold ...........................      11,848,974       10,856,382
Shares issued in reinvestment of
  distributions to shareholders .......         392,359        1,022,145
                                          -------------    -------------
                                             12,241,333       11,878,527
Less: shares redeemed .................      (2,750,926)      (6,539,777)
                                          -------------    -------------
NET INCREASE IN SHARES OUTSTANDING ....       9,490,407        5,338,750

CAPITAL SHARES:
  Beginning of period .................      37,333,855       31,995,105
                                          -------------    -------------
  End of period .......................      46,824,262       37,333,855
                                          =============    =============

                 See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                           PORTFOLIO OF INVESTMENTS

                                 June 30, 1996
                                  (Unaudited)

                            Description                                               Face Amount    Market Value
                            -----------                                               -----------    ------------
TEMPORARY CASH INVESTMENT - 4.67%
       Salomon Brothers, Revolving Repurchase Agreement,
            5.53%, 7/1/96 (secured by various U.S. Treasury
            Strips with maturities ranging from 2/15/99 through
            8/15/00, all held at Chemical Bank) ....................................   $35,429,026   $35,429,026
       (Cost $35,429,026) ..........................................................   -----------   -----------

                                                                                          Shares
                                                                                          ------
COMMON STOCKS - 95.33%
       Aerospace - 2.24%
            Boeing Co. .............................................................        49,259     4,291,690
            General Dynamics Corp. .................................................         7,756       480,872
            Goodrich (B. F.) Co. ...................................................         5,600       209,300
            Lockheed Martin Corp. ..................................................        27,609     2,319,156
            McDonnell Douglas Corp. ................................................        35,202     1,707,297
            Northrop Grumman Corp. .................................................         7,872       536,280
            Raytheon Co. ...........................................................        32,448     1,675,128
            Rockwell International Corp. ...........................................        31,629     1,810,760
            Textron, Inc. ..........................................................        12,533     1,001,074
            TRW Inc. ...............................................................        11,070       994,916
            United Technologies Corp. ..............................................        17,166     1,974,090
                                                                                                     -----------
                                                                                                      17,000,563
                                                                                                     -----------
       Air Transport - 0.43%
            AMR Corp. * ............................................................        12,704     1,156,064
            Delta Air Lines, Inc. ..................................................         9,409       780,947
            Federal Express Corp. * ................................................         7,506       615,492
            Southwest Airlines Co. .................................................        18,300       532,987
            USAir Group, Inc. * ....................................................        11,900       214,200
                                                                                                     -----------
                                                                                                       3,299,690
                                                                                                     -----------
       Apparel - 0.51%
            Liz Claiborne, Inc. ....................................................         7,712       267,028
            Nike, Inc. Class B .....................................................        19,412     1,994,583
            Reebok International Ltd. ..............................................         8,375       281,609
            Russell Corp. ..........................................................         7,500       207,188
            Spring Industries, Inc .................................................         5,700       287,850
            Stride Rite Corp. ......................................................        43,800       361,350

            V.F. Corp. .............................................................         8,648       515,637
                                                                                                     -----------
                                                                                                       3,915,245
                                                                                                     -----------
       Banks - 6.91%
            Banc One Corp. .........................................................        63,787     2,168,758
            Bank of Boston Corp. ...................................................        18,826       931,887
            Bank of New York Co. Inc. ..............................................        27,990     1,434,487
            BankAmerica Corp. ......................................................        53,332     4,039,899
            Bankers Trust New York Corp. ...........................................        11,194       826,957
            Barnett Banks, Inc. ....................................................        12,604       768,844
            Boatmens Bancshares, Inc. ..............................................        25,566     1,025,836
            Chase Manhattan Corp. ..................................................        62,785     4,434,190
            Citicorp ...............................................................        69,242     5,721,120
            Comerica, Inc. .........................................................        18,600       830,025
            CoreStates Financial Corp. .............................................        28,465     1,095,902
            Dean Witter, Discover & Co. ............................................        22,507     1,288,526
            Fifth Third Bancorp ....................................................        14,600       788,400
            First Bank System, Inc. ................................................        20,560     1,192,480
            First Chicago NBD Corp. ................................................        47,916     1,874,714
            First Union Corp. ......................................................        40,590     2,470,916
            Fleet Financial Group, Inc. ............................................        35,095     1,526,632
            J.P. Morgan & Co., Inc. ................................................        26,222     2,219,037
            KeyCorp ................................................................        30,100     1,166,375
            MBNA Corp. .............................................................        28,882       823,137
            Mellon Bank Corp. ......................................................        18,154     1,034,778
            National City Corp. ....................................................        29,800     1,046,725
            NationsBank Corp. ......................................................        44,550     3,680,944
            Norwest Corp. ..........................................................        49,426     1,723,732
            PNC Bank Corp. .........................................................        52,665     1,566,784
            Republic NY Corp. ......................................................         9,292       578,427
            Suntrust Banks, Inc. ...................................................        29,704     1,099,048
            U.S. Bancorp ...........................................................        25,467       919,995
            Wachovia Corp. .........................................................        21,673       948,194
            Wells Fargo & Co. ......................................................        13,513     3,227,918
                                                                                                     -----------
                                                                                                      52,454,667
                                                                                                     -----------

                                    FS-218


       Business Machines - 4.74%
            Amdahl Corp. * .........................................................        17,500       188,125
            Apple Computer, Inc. * .................................................        18,306       384,426
            Autodesk, Inc. .........................................................         9,400       280,825
            Bay Networks, Inc. * ...................................................        25,600       659,200
            Ceridian Corp. * .......................................................         7,300       368,650
            Cisco System, Inc. * ...................................................        80,900     4,580,963
            Compaq Computer Corp. * ................................................        36,039     1,774,920
            Cray Research, Inc. * ..................................................         1,210        29,191
            Data General Corp. * ...................................................        13,000       169,000
            Digital Equipment Corp. * ..............................................        19,447       875,115
            DSC Communications Corp. * .............................................        20,950       631,119
            Honeywell, Inc. ........................................................        19,577     1,066,947
            Intergraph Corp. * .....................................................        33,000       400,125
            International Business Machines Corp. ..................................        76,837     7,606,863
            Microsoft Corp. * ......................................................        85,800    10,306,725
            Novell, Inc. * .........................................................        44,679       619,921
            Pitney Bowes, Inc. .....................................................        19,321       922,578
            Silicon Graphics .* ....................................................        20,635       495,240
            Sun Microsystems, Inc. * ...............................................        24,368     1,434,666
            Tandem Computers, Inc. * ...............................................        34,900       431,887
            Unisys Corp. * .........................................................        27,600       196,650
            Xerox Corp. ............................................................        47,664     2,550,024
                                                                                                     -----------
                                                                                                      35,973,160
                                                                                                     -----------
       Business Services - 1.89%
            Allergan, Inc. .........................................................         6,247       245,195
            Automatic Data Processing, Inc. ........................................        40,236     1,554,116
            Block (H.& R.), Inc. ...................................................        11,190       365,074
            Browning-Ferris Industries, Inc. .......................................        30,048       871,392
            Computer Associates International, Inc. ................................        33,871     2,413,309
            Computer Sciences Corp. * ..............................................         8,460       632,385
            Deluxe Corp. ...........................................................        11,409       405,019
            Dial Corp. .............................................................         8,718       249,553
            Dun & Bradstreet Corp. .................................................        22,531     1,408,187
            Ecolab, Inc. ...........................................................         5,746       189,618
            Harland (John H.) Co. ..................................................        17,200       423,550

            Interpublic Group of Companies, Inc. ...................................        11,232       526,500
            Laidlaw Inc., Class B ..................................................        47,242       478,325
            Moore Corp. Ltd. .......................................................         7,228       136,428
            National Service Industries, Inc. ......................................         4,600       179,975
            Ogden Corp. ............................................................        19,600       355,250
            Shared Medical Systems, Inc. ...........................................         4,300       276,275
            U.S. West Media Group ..................................................        73,631     1,343,766
            WMX Technologies, Inc. .................................................        69,554     2,277,893
                                                                                                     -----------
                                                                                                      14,331,810
                                                                                                     -----------
       Chemicals - 2.70%
            Air Products & Chemicals, Inc. .........................................        15,263       881,438
            Dow Chemical Co. .......................................................        36,145     2,747,020
            duPont (E I) de Nemours & Co., Inc. ....................................        79,146     6,262,427
            Grace (W.R.) & Co. .....................................................        16,311     1,156,042
            Great Lakes Chemical Corp. .............................................        11,868       738,783
            Hercules, Inc. .........................................................        13,974       772,064
            Monsanto Co. ...........................................................        83,885     2,726,263
            Morton International, Inc. .............................................        18,737       697,953
            Nalco Chemical Co. .....................................................         6,364       200,466
            PPG Industries, Inc. ...................................................        25,304     1,233,570
            Praxair, Inc. ..........................................................        23,614       997,692
            Rohm & Haas Co. ........................................................         8,529       535,194
            Safety Kleen Corp. .....................................................        11,900       208,250
            Sigma-Aldrich Corp. ....................................................         9,100       486,850
            Union Carbide Corp. ....................................................        22,284       885,789
                                                                                                     -----------
                                                                                                      20,529,801
                                                                                                     -----------
       Construction - 0.46%
            Armstrong World Industries, Inc. .......................................         3,327       191,718
            Centex Corp. (with warrants to purchase interest in CDC L.P ............         9,183       285,821
            Class B units and shares of 3333 Holdings Corp)
            Crane Co. ..............................................................         6,500       266,500
            Fluor Corp. ............................................................        11,763       769,006
            Kaufman & Broad Home Corp. .............................................        15,000       217,500
            Masco Corp. ............................................................        20,411       617,433
            Owens-Corning Fiberglas Corp. ..........................................         4,189       180,127
            Pulte Corp. ............................................................         6,100       163,175

            Sherwin Williams Co. ...................................................        10,704       497,736
            Stanley Works ..........................................................         9,884       294,049
                                                                                                      ----------
                                                                                                       3,483,065
                                                                                                      ----------
       Consumer Durables - 0.37%
            Black & Decker Corp. ...................................................        15,178       586,250
            Jostens, Inc. ..........................................................         7,800       154,050
            Maytag Corp. ...........................................................         9,270       193,511
            Newell Co. .............................................................        22,440       687,225
            Outboard Marine Corp. ..................................................         8,800       159,500
            Rubbermaid, Inc. .......................................................        17,234       469,627
            Whirlpool Corp. ........................................................        11,603       575,799
                                                                                                      ----------
                                                                                                       2,825,962
                                                                                                      ----------
       Containers - 0.17%
            Ball Corp. .............................................................         4,800       138,000
            Crown Cork & Seal Co., Inc. ............................................        18,235       820,575
            Stone Container Corp. ..................................................        24,382       335,252
                                                                                                      ----------
                                                                                                       1,293,827
                                                                                                      ----------
       Domestic Oil - 1.11%
            Amerada Hess Corp. .....................................................        11,888       637,494
            Ashland Oil, Inc. ......................................................         6,582       260,812
            Atlantic Richfield Co. .................................................        22,976     2,722,656
            Kerr-McGee Corp. .......................................................         6,121       372,616
            Oryx Energy Co. * ......................................................        11,900       193,375
            Pennzoil Co. ...........................................................         9,808       453,620
            Phillips Petroleum Co. .................................................        36,853     1,543,219
            Sun Co., Inc. ..........................................................         9,180       278,843
            Unocal Corp. ...........................................................        32,556     1,098,765
            USX-Marathon Group .....................................................        43,963       884,755
                                                                                                      ----------
                                                                                                       8,446,155
                                                                                                      ----------
       Drugs and Medicine - 9.83%
            Abbott Laboratories ....................................................       112,874     4,910,019
            ALZA Corp. * ...........................................................        15,156       414,896
            American Home Products Corp. ...........................................        90,272     5,427,604
            Amgen, Inc. * ..........................................................        39,988     2,159,352
            Bard (C.R.), Inc. ......................................................         5,900       200,600

            Bausch & Lomb, Inc. ....................................................         6,896       293,080
            Baxter International, Inc. .............................................        37,289     1,761,905
            Becton Dickinson & Co. .................................................         9,973       800,333
            Beverly Enterprises, Inc. * ............................................        18,900       226,800
            Biomet, Inc. * .........................................................        17,700       254,438
            Bristol-Myers Squibb Co. ...............................................        71,542     6,438,780
            Columbia/HCA Healthcare Corp. ..........................................        61,566     3,286,085
            Community Psychiatric Centers * ........................................        20,600       195,700
            Eli Lilly & Co. ........................................................        80,714     5,246,410
            Humana, Inc. * .........................................................        23,800       425,425
            Johnson & Johnson ......................................................       187,760     9,294,120
            Mallinckrodt Group, Inc. ...............................................        10,469       406,982
            Manor Care, Inc. .......................................................         5,756       226,643
            Medtronic, Inc. ........................................................        31,932     1,788,192
            Merck & Co., Inc. ......................................................       175,376    11,333,674
            Pall Corp. .............................................................        16,845       406,386
            Pfizer, Inc. ...........................................................        91,364     6,521,105
            Pharmacia & Upjohn Co. .................................................        69,725     3,094,047
            St. Jude Medical, Inc. * ...............................................        51,706     3,244,551
            Schering-Plough Corp. ..................................................        11,300       378,550
            Tenet Healthcare Corp. * ...............................................        38,002       812,293
            United Healthcare Corp. ................................................        26,700     1,348,350
            United States Surgical Co. .............................................         9,300       288,300
            U.S. HealthCare, Inc. ..................................................        21,700     1,193,500
            Warner Lambert Co. .....................................................        41,336     2,273,480
                                                                                                      ----------
                                                                                                      74,651,600
                                                                                                      ----------
       Electronics - 4.88%
            3Com Corp. * ...........................................................        21,900     1,001,925
            Advanced Micro Devices, Inc. * .........................................        22,252       303,184
            AMP, Inc. ..............................................................        28,276     1,134,575
            Andrew Corp. * .........................................................         6,075       326,531
            Boston Scientific Corp. * ..............................................        27,035     1,216,575
            E G & G, Inc. ..........................................................         9,300       198,788
            EMC Corp. Mass * .......................................................        38,800       722,650
            First Data Corp. .......................................................        31,600     2,516,150
            General Instrument Corp. * .............................................        15,500       447,562

            General Signal Corp. ...................................................         6,053       229,257
            Harris Corp. ...........................................................         7,507       457,927
            Hewlett-Packard Co. ....................................................        72,000     7,173,000
            Intel Corp. ............................................................       115,724     8,498,481
            Johnson Controls, Inc. .................................................         6,808       473,156
            LSI  Logic Corp. * .....................................................        22,200       577,200
            Micron Technology, Inc. ................................................        28,400       734,850
            Motorola, Inc. .........................................................        84,310     5,300,991
            National Semiconductor Corp. * .........................................        11,816       183,148
            Northern Telecom Ltd. ..................................................        39,405     2,142,647
            Perkin Elmer Corp. .....................................................         4,400       212,300
            Raychem Corp. ..........................................................         7,781       559,259
            Scientific-Atlanta, Inc. ...............................................        14,000       217,000
            Tektronix, Inc. ........................................................         9,900       443,025
            Teledyne, Inc. .* ......................................................         5,800       209,525
            Texas Instruments, Inc. ................................................        27,628     1,377,947
            Thomas & Betts Corp. ...................................................        11,200       420,000
                                                                                                      ----------
                                                                                                      37,077,653
                                                                                                      ----------
       Energy and Utilities - 4.01%
            American Electric Power Co., Inc. ......................................        24,465     1,042,821
            Baltimore Gas & Electric Co. ...........................................        24,531       696,067
            Carolina Power & Light Co. .............................................        23,219       882,322
            Central & SouthWest Corp. ..............................................        28,184       817,336
            CINergy Corp. ..........................................................        21,342       682,944
            Coastal Corp. ..........................................................        14,683       613,015
            Columbia Gas System, Inc. ..............................................        11,100       578,588
            Consolidated Edison Co. of New York, Inc. ..............................        37,328     1,091,844
            Consolidated Natural Gas Co. ...........................................        13,336       696,806
            Dominion Resources, Inc. ...............................................        28,359     1,134,360
            DTE Energy .............................................................        16,226       500,978
            Duke Power Co. .........................................................        30,009     1,537,961
            Edison International ...................................................        65,871     1,160,976
            Enron Corp. ............................................................        34,508     1,410,515
            Enserch Corp. ..........................................................         9,700       210,975
            Entergy Corp. ..........................................................        29,860       847,278

            FPL Group, Inc. ........................................................        29,555     1,359,530
            General Public Utilities Corp. .........................................        18,943       667,741
            Houston Industries, Inc. ...............................................        33,196       817,452
            Niagara Mohawk Power Corp. * ...........................................        24,200       187,550
            Nicor, Inc. ............................................................         5,900       167,413
            Noram Energy Inc. ......................................................        22,600       245,775
            Northern States Power Co. ..............................................        10,348       510,933
            ONEOK Inc. .............................................................         7,400       185,000
            Ohio Edison Co. ........................................................        22,903       501,003
            PP & L Resources, Inc. .................................................        17,300       408,712
            Pacific Enterprises ....................................................         8,168       241,977
            Pacific Gas & Electric Co. .............................................        58,030     1,349,197
            PacifiCorp .............................................................        37,377       831,638
            Panhandle Eastern Corp. ................................................        23,380       768,617
            PECO Energy Co. ........................................................        26,467       688,142
            Peoples Energy Corp. ...................................................         5,800       194,300
            Public Service Enterprise Group, Inc. ..................................        32,772       897,133
            Sonat, Inc. ............................................................        14,848       668,160
            Southern Co. ...........................................................        90,946     2,239,545
            Texas Utilities Co. ....................................................        34,094     1,457,518
            Unicom Corp. ...........................................................        25,976       724,081
            Union Electric Co. .....................................................        17,806       716,692
            Williams Companies, Inc. ...............................................        14,094       697,653
                                                                                                      ----------
                                                                                                      30,430,548
                                                                                                      ----------
       Energy Raw Materials - 1.37%
            Baker Hughes, Inc. .....................................................        17,057       560,749
            Barricks Gold Corp. ....................................................        46,402     1,258,654
            Burlington Resources, Inc. .............................................        16,352       703,136
            Dresser Industries, Inc. ...............................................        21,730       641,035
            Eastern Enterprises ....................................................         5,200       172,900
            Halliburton Co. ........................................................        16,418       911,199
            Helmerich & Payne, Inc. ................................................        11,300       413,863
            Louisiana Land & Exploration Co. .......................................         3,700       213,213
            McDermott International, Inc. ..........................................        12,600       263,025
            Nacco Industries, Inc. Class A .........................................         2,300       127,362
            Occidental Petroleum Corp. .............................................        44,471     1,100,657
            Rowan Companies, Inc. * ................................................        21,600       318,600
            Santa Fe Energy Resources, Inc. * ......................................        25,600       304,000

            Schlumberger Ltd. ......................................................        33,775     2,845,544
            Western Atlas, Inc. * ..................................................         9,654       562,345
                                                                                                      ----------
                                                                                                      10,396,282
                                                                                                      ----------
       Food and Agriculture - 5.95%
            Archer Daniels Midland Co. .............................................        81,929     1,566,892
            Campbell Soup Co. ......................................................        36,967     2,606,174
            Coca-Cola Co. ..........................................................       354,396    17,321,105
            ConAgra, Inc. ..........................................................        36,219     1,643,437
            CPC International, Inc. ................................................        19,187     1,381,464
            Darden Restaurants, Inc. ...............................................        15,167       163,045
            Fleming Companies, Inc. ................................................        19,100       274,562
            General Mills, Inc. ....................................................        20,667     1,126,352
            Heinz (H.J.) Co. .......................................................        53,743     1,632,444
            Hershey Foods Corp. ....................................................         9,606       704,840
            Kellogg Co. ............................................................        32,737     2,397,985
            Pepsico, Inc. ..........................................................       221,360     7,830,610
            Pioneer Hi-Bred International, Inc. ....................................        13,526       715,187
            Quaker Oats Co. ........................................................        19,166       654,040
            Ralston-Ralston Purina Group ...........................................        13,500       865,688
            Sara Lee Corp. .........................................................        67,055     2,170,906
            Sysco Corp. ............................................................        23,827       816,075
            Whitman Corp. ..........................................................        20,500       494,562
            Wrigley (Wm.) Jr Co. ...................................................        16,335       824,917
                                                                                                      ----------
                                                                                                      45,190,285
                                                                                                      ----------
       Gold - 0.21%
            Homestake Mining Co. ...................................................        20,389       349,162
            Placer Dome, Inc. ......................................................        38,855       927,663
            Santa Fe Pacific Gold Corp. ............................................        24,998       353,097
                                                                                                      ----------
                                                                                                       1,629,922
                                                                                                      ----------
       Insurance - 3.22%
            Aetna Life & Casualty Co. ..............................................        15,282     1,092,663
            Alexander & Alexander Services, Inc. ...................................        20,200       398,950
            Allstate Corp. .........................................................        65,540     2,990,263
            American General Corp. .................................................        28,763     1,046,254
            American International Group, Inc. .....................................        66,348     6,543,571
            AON Corp. ..............................................................        14,000       710,500

            Chubb Corp. ............................................................        24,074     1,200,691
            CIGNA Corp. ............................................................        10,855     1,279,533
            General Re Corp. .......................................................        11,503     1,751,332
            ITT Hartford Group, Inc. ...............................................        16,669       887,624
            Jefferson-Pilot Corp. ..................................................         8,975       463,334
            Lincoln National Corp. .................................................        15,969       738,566
            Marsh & McLennan Companies, Inc. .......................................         9,432       910,188
            Providian Corp. ........................................................        15,597       668,721
            SAFECO Corp. ...........................................................        17,292       611,705
            St. Paul Companies .....................................................         9,800       524,300
            Torchmark Corp. ........................................................        13,095       572,906
            Transamerica Corp. .....................................................         9,465       766,665
            UNUM Corp. .............................................................         8,400       522,900
            USF&G Corp. ............................................................        26,900       440,488
            USLife Corp. ...........................................................         8,900       292,588
                                                                                                      ----------
                                                                                                      24,413,742
                                                                                                      ----------
       International Oil - 6.21%
            Amoco Corp. ............................................................        69,318     5,016,890
            Chevron Corp. ..........................................................        91,614     5,405,226
            Exxon Corp. ............................................................       178,441    15,502,062
            Mobil Corp. ............................................................        57,276     6,422,072
            Royal Dutch Petroleum Co., N.Y. Registry ...............................        76,254    11,724,053
            Texaco, Inc. ...........................................................        36,533     3,064,205
                                                                                                      ----------
                                                                                                      47,134,508
                                                                                                      ----------
       Liquor - 0.65%
            Anheuser-Busch Companies, Inc. .........................................        35,161     2,637,075
            Brown Forman Corp. Class B .............................................         7,254       290,160
            Coors (Adolph) Co. Class B .............................................         9,700       173,388
            Seagram Co. Ltd. .......................................................        54,759     1,841,271
                                                                                                      ----------
                                                                                                       4,941,894
                                                                                                      ----------
       Media - 1.74%
            Cabletron System, Inc. * ...............................................         9,070       622,429
            Comcast Corp. Class A Special ..........................................        28,600       529,100
            Donnelley (R.R.) & Sons Co. ............................................        19,945       695,582
            Dow Jones & Co., Inc. ..................................................        14,654       611,804

            Gannett Co., Inc. ......................................................        19,839     1,403,609
            King World Productions, Inc. * .........................................         5,200       189,150
            Knight-Ridder, Inc. ....................................................         8,721       632,272
            McGraw Hill Companies, Inc. ............................................        13,764       629,703
            Meredith Corp. .........................................................         5,100       212,925
            New York Times Co. Class A .............................................        19,326       630,511
            Tele-Communications, Inc. Class A * ....................................        86,829     1,573,776
            Time Warner, Inc. ......................................................        55,673     2,185,165
            Times Mirror Co. Class A ...............................................        15,209       661,591
            Tribune Co. ............................................................         8,657       628,715
            Viacom, Inc. Class B  Non-Voting * .....................................        51,034     1,983,947
                                                                                                      ----------
                                                                                                      13,190,279
                                                                                                      ----------
       Miscellaneous and Conglomerates - 1.00%
            Corning, Inc. ..........................................................        31,042     1,191,237
            Eastman Chemical Co. ...................................................        11,460       697,627
            ITT Corp. * ............................................................        16,469     1,091,071
            ITT Industries, Inc. ...................................................        12,269       308,259
            Minnesota Mining & Manufacturing Co. ...................................        58,128     4,010,832
            Tupperware Corp. * .....................................................         7,324       309,439
                                                                                                      ----------
                                                                                                       7,608,465
                                                                                                      ----------
       Miscellaneous Finance - 2.71%
            Ahmanson (H.F.) & Co. ..................................................        22,333       602,991
            American Express Co. ...................................................        68,568     3,059,847
            Beneficial Corp. .......................................................         9,940       557,883
            Federal Home Loan Mortgage Corp. .......................................        25,200     2,154,600
            Federal National Mortgage Association ..................................       155,388     5,205,498
            Golden West Financial Corp. ............................................         9,215       516,040
            Great Western Financial Corp. ..........................................        20,728       494,881
            Greentree Financial Corp. ..............................................        15,800       493,750
            Household International, Inc. ..........................................        12,649       961,324
            Merrill Lynch & Co., Inc. ..............................................        24,757     1,612,300
            Morgan Stanley Group, Inc. .............................................        24,000     1,179,000
            Salomon, Inc. ..........................................................        16,626       731,544
            Travelers, Inc. ........................................................        65,628     2,994,277
                                                                                                      ----------
                                                                                                      20,563,935
                                                                                                      ----------



       Motor Vehicles - 2.25%
            Chrysler Corp. .........................................................         53,514      3,317,868
            Cummins Engine Co., Inc. ...............................................          5,600        226,100
            Dana Corp. .............................................................         16,524        512,244
            Eaton Corp. ............................................................          8,634    $   506,168
            Echlin, Inc. ...........................................................         11,869        449,539
            Fleetwood Enterprises, Inc. ............................................          8,700        269,700
            Ford Motor Co. .........................................................        167,328      5,417,244
            General Motors Corp. ...................................................        107,570      5,633,979
            Genuine Parts Co. ......................................................         16,819        769,469
                                                                                                       -----------
                                                                                                        17,102,311
                                                                                                       -----------
       Non-Durables and Entertainment - 2.22%
            American Greetings Corp. Class A .......................................          7,080        193,815
            Bally Entertainment Corp. * ............................................         13,700        376,750
            CUC International, Inc. * ..............................................         23,850        846,675
            Harcourt General, Inc. .................................................          9,876        493,800
            Hasbro, Inc. ...........................................................         10,658        381,024
            Kimberly-Clark Corp. ...................................................         39,417      3,044,963
            Luby's Cafeterias, Inc. ................................................          8,400        197,400
            Mattel, Inc. ...........................................................         39,591      1,133,292
            McDonalds Corp. ........................................................        100,082      4,678,834
            Oracle Systems Corp. * .................................................         91,239      3,598,238
            Ryan's Family Steak House * ............................................         31,900        295,075
            Service Corp. International ............................................         15,686        901,945
            Shoneys, Inc. * ........................................................         33,700        366,487
            Wendy's International, Inc. ............................................         17,490        325,751
                                                                                                       -----------
                                                                                                        16,834,049
                                                                                                       -----------
       Non-Ferrous Metals - 0.88%
            Alcan Aluminum Ltd. ....................................................         30,807        939,614
            Aluminum Co. of America ................................................         23,644      1,356,574
            Asarco, Inc. ...........................................................          5,000        138,125
            Cyprus Amax Minerals Co. ...............................................         18,163        410,938
            Echo Bay Mines LTD .....................................................         14,800        159,100
            Engelhard Corp. ........................................................         24,986        574,678

            Freeport McMoran Copper Class B ........................................        33,200     1,058,250
            Inco Ltd. ..............................................................        14,174       457,112
            Newmont Mining Corp. ...................................................        12,482       616,299
            Phelps Dodge Corp. .....................................................         9,358       583,705
            Reynolds Metals Co. ....................................................         7,044       367,168
                                                                                                       ---------
                                                                                                       6,661,563
                                                                                                       ---------

       Optical Photographic Equipment - 0.57%
            Eastman Kodak Co. ......................................................        51,441    $3,999,538
            Polaroid Corp. .........................................................         7,796       355,692
                                                                                                       ---------
                                                                                                       4,355,230
                                                                                                       ---------
       Paper and Forest Products - 1.04%
            Bemis, Inc. ............................................................         5,800       203,000
            Boise Cascade Corp. ....................................................         4,800       175,800
            Champion International Corp. ...........................................        11,355       474,071
            Georgia-Pacific Corp. ..................................................        14,426     1,024,246
            International Paper Co. ................................................        40,970     1,510,769
            James River Corp. of Virginia ..........................................        13,338       351,790
            Louisiana Pacific Corp. ................................................        10,925       241,716
            Mead Corp. .............................................................        10,888       564,815
            Potlatch Corp. .........................................................         5,800       226,925
            Temple-Inland, Inc. ....................................................        10,725       501,394
            Union Camp Corp. .......................................................         9,171       447,086
            Westvaco Corp. .........................................................        16,541       494,162
            Weyerhaeuser Co. .......................................................        26,766     1,137,555
            Willamette Industries, Inc. ............................................         9,700       577,150
                                                                                                       ---------
                                                                                                       7,930,479
                                                                                                       ---------
       Producer Goods - 5.45%
            Alco Standard Corp. ....................................................        16,166       731,511
            Allied Signal, Inc. ....................................................        39,148     2,236,330
            Applied Materials Co.*..................................................        24,780       755,790
            Avery Dennison Corp. ...................................................         5,770       316,629
            Briggs & Stratton Corp. ................................................         4,000       164,500
            Case Corp. .............................................................         8,700       417,600
            Caterpillar, Inc. ......................................................        27,380     1,854,995
            Cincinnati Milacron, Inc. ..............................................        17,600       422,400

            Cooper Industries, Inc. ................................................        17,359       720,399
            Deere & Co. ............................................................        36,323     1,452,920
            Dover Corp. ............................................................        16,762       773,147
            Emerson Electric Co. ...................................................        31,442     2,841,571
            FMC Corp. * ............................................................         5,203       339,496
            Foster Wheeler Corp. ...................................................         4,400       197,450
            General Electric Co. ...................................................       237,542    20,547,383
            Giddings & Lewis, Inc. .................................................         9,200       149,500
            Grainger (W.W.), Inc. ..................................................         6,712       520,180
            Harnischfeger Industries, Inc. .........................................         4,600       152,950
            Illinois Tool Works, Inc. ..............................................        15,358     1,038,585
            Ingersoll-Rand Co. .....................................................        14,462       632,712
            Millipore Corp. ........................................................         5,500       230,312
            Navistar International * ...............................................        18,600       183,675
            Parker-Hannifin Corp. ..................................................        12,015       509,136
            Snap-On, Inc. ..........................................................         6,000       284,250
            Tenneco, Inc. ..........................................................        22,442     1,147,347
            Timken Co. .............................................................        10,500       406,875
            Trinova Corp. ..........................................................         4,600       153,525
            Tyco International Ltd. ................................................        20,788       847,111
            Varity Corp. * .........................................................         7,100       341,688
            Westinghouse Electric Corp. ............................................        54,070     1,013,812
                                                                                                      ----------
                                                                                                      41,383,779
                                                                                                      ----------
       Railroads and Shipping - 0.98%
            Burlington Northern Santa Fe ...........................................        20,825     1,684,222
            Conrail, Inc. ..........................................................        10,666       707,956
            CSX Corp. ..............................................................        32,140     1,550,755
            Norfolk Southern Corp. .................................................        18,576     1,574,316
            Union Pacific Corp. ....................................................        27,367     1,912,269
                                                                                                      ----------
                                                                                                       7,429,518
                                                                                                      ----------
       Retail - 4.76%
            Albertsons, Inc. .......................................................        33,769     1,397,192
            American Stores Co. ....................................................        22,564       930,765
            Charming Shoppes, Inc. .................................................        38,600       272,613
            Circuit City Stores, Inc. ..............................................        10,964       396,075
            Dayton Hudson Corp. ....................................................         9,944     1,025,475

            Dillard Department Stores Class A ......................................        15,130       552,245
            Federated Department Stores, Inc. * ....................................        28,200       962,325
            Gap, Inc. ..............................................................        38,912     1,250,048
            Giant Food, Inc. Class A ...............................................         5,800       208,075
            Great Atlantic & Pacific Tea Co., Inc. .................................         8,000       263,000
            Home Depot, Inc. .......................................................        66,565     3,594,510
            Kmart Corp. * ..........................................................        82,488     1,020,789
            Kroger Co. * ...........................................................        19,345       764,128
            Limited, Inc. ..........................................................        42,388       911,342
            Longs Drug Stores Corp. ................................................         4,400       196,350
            Lowes Companies, Inc. ..................................................        20,584       743,597
            May Department Stores Co. ..............................................        34,970     1,529,937
            Melville Corp. .........................................................        18,812       761,886
            Mercantile Stores, Inc. ................................................         3,900       228,637
            Nordstrom, Inc. ........................................................        10,393       462,488
            J.C. Penney & Co., Inc. ................................................        29,788     1,563,870
            Pep Boys Manny Moe & Jack ..............................................         7,700       261,800
            Price/Costco, Inc. * ...................................................        35,313       763,644
            Rite-Aid Corp. .........................................................         8,156       242,641
            Sears, Roebuck & Co. ...................................................        58,209     2,830,413
            Supervalu, Inc. ........................................................         6,231       196,276
            Tandy Corp. ............................................................         9,138       432,913
            TJX Companies, Inc. ....................................................        11,900       401,625
            Toys R Us * ............................................................        39,667     1,130,509
            Wal Mart Stores, Inc. ..................................................       323,295     8,203,611
            Walgreen Co. ...........................................................        34,086     1,141,881
            Winn-Dixie Stores, Inc. ................................................        25,374       897,605
            Woolworth Corp. * ......................................................        25,664       577,440
                                                                                                      ----------
                                                                                                      36,115,705
                                                                                                      ----------
       Soaps and Cosmetics - 2.66%
            Alberto-Culver Co. Class B .............................................         6,400       296,800
            Avon Products, Inc. ....................................................        17,180       775,248
            Clorox Co. .............................................................         6,547       580,228
            Colgate-Palmolive Co. ..................................................        22,827     1,934,588
            Gillette Co. ...........................................................        62,618     3,905,798
            International Flavors & Fragrances, Inc. ...............................        14,843       706,898

            Procter & Gamble Co. ...................................................        96,687     8,762,259
            Unilever N.V ...........................................................        22,114     3,209,294
                                                                                                      ----------
                                                                                                      20,171,113
                                                                                                      ----------
       Steel - 0.23%
            Armco, Inc. * ..........................................................        35,700       178,500
            Bethlehem Steel Corp. * ................................................        23,638       280,701
            Inland Steel Industries, Inc. ..........................................        10,372       203,551
            Nucor Corp. ............................................................        11,359       575,049
            USX-U.S. Steel Group ...................................................         7,828       222,120
            Worthington Industries, Inc. ...........................................        12,685       264,799
                                                                                                      ----------
                                                                                                       1,724,720
                                                                                                      ----------
       Telephone - 7.48%
            AT & T Corp. ...........................................................       228,200    14,148,400
            AirTouch Communications, Inc. * ........................................        71,210     2,011,683
            ALLTEL Corp. ...........................................................        24,305       747,379
            Ameritech Corp. ........................................................        79,912     4,744,775
            Bell Atlantic Corp. ....................................................        60,490     3,856,237
            Bellsouth Corp. ........................................................       141,150     5,981,231
            GTE Corp. ..............................................................       138,773     6,210,092
            MCI Communications Corp. ...............................................        94,259     2,415,387
            NYNEX Corp. ............................................................        64,110    $3,045,225
            Pacific Telesis Group ..................................................        61,110     2,062,462
            SBC Communications Inc. ................................................        90,176     4,441,168
            Sprint Corp. ...........................................................        62,165     2,610,930
            Tellabs, Inc. ..........................................................        13,948       932,772
            U S WEST Communications Group * ........................................        65,331     2,082,426
            Worldcom, Inc. * .......................................................        27,600     1,528,350
                                                                                                      ----------
                                                                                                      56,818,517
                                                                                                      ----------
       Tires and Rubber Goods - 0.18%
            Cooper Tire & Rubber Co. ...............................................        17,642       392,534
            Goodyear Tire & Rubber Co. .............................................        19,742       952,552
                                                                                                      ----------
                                                                                                       1,345,086
                                                                                                      ----------
       Tobacco - 2.07%
            American Brands, Inc. ..................................................        24,902     1,129,928
            Loews Corp. ............................................................        19,020     1,500,202

            Philip Morris Companies, Inc. ..........................................       117,323    12,201,592
            UST, Inc. ..............................................................        25,615       877,314
                                                                                                    ------------
                                                                                                      15,709,036
                                                                                                    ------------
       Travel and Recreation - 1.12%
            Brunswick Corp. ........................................................         9,813       196,260
            Disney (Walt) Co. ......................................................        98,487     6,192,370
            Harrahs Entertainment, Inc. * ..........................................        18,450       521,212
            Hilton Hotels Corp. ....................................................         6,583       740,588
            Marriott International, Inc. ...........................................        16,137       867,364
                                                                                                    ------------
                                                                                                       8,517,794
                                                                                                    ------------
       Trucking and Freight - 0.13%
            Caliber System, Inc. ...................................................         3,773       128,282
            Consolidated Freightways, Inc. .........................................         6,200       130,975
            PACCAR, Inc. ...........................................................         4,292       210,308
            Ryder System, Inc. .....................................................        10,999       309,347
            Yellow Corp. ...........................................................        17,000       225,250
                                                                                                    ------------
                                                                                                       1,004,162
                                                                                                    ------------
TOTAL COMMON STOCKS ................................................................                 723,886,120
       (Cost $ 543,527,830)                                                                         ------------

TOTAL INVESTMENTS ..................................................................                $759,315,146
       (Cost $578,956,856)                                                                          ============

* Non-income producing security

                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

(1)   Organization and Commencement of Operations

      The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of June 30, 1996, Woodward consisted of seventeen separate series. The Woodward Equity Index Fund (Equity Index Fund) commenced operations on July 10, 1992.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Equity Index Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      The Equity Index Fund values investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD) in accordance with procedures approved by the Board of Trustees.

      Investment security purchases and sales are accounted for on the day after trade date.

      Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

    Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Dividends are recorded on the ex-dividend date.

     Federal Income Taxes

      It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

      Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Certain book-to-tax timing differences for the funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

    Shareholder Dividends

      Dividends from net investment income are declared and paid quarterly by the Equity Index Fund. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

    Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of the Equity Index Fund.

    Expenses

      Expenses are charged daily as a percentage of the Fund's net assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)  Transactions with Affiliates

      First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the Equity Index Fund's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

      NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

      NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations.

      NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

      On March 10, 1994, Woodward adopted The Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)   Investment Securities Transactions

      Information with respect to investment securities and security transactions, excluding short-term securities, is as follows:


Gross Unrealized Gains ...            $ 190,996,244
Gross Unrealized Losses ..            $ (10,637,954)
                                      -------------
                                      $ 180,358,290
                                      =============

Federal Income Tax Cost ..            $ 581,958,015
Purchases ................            $ 167,659,655
Sales ....................            $  24,048,219



(5)     Expenses

        Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the period ended June 30, 1996. The rates shown are stated as a percentage of each fund's average net assets.



          Effective Date
          --------------
Expense Rates:
  January 1  ......................                0.16%

NBD Advisory Fee:
  January 1  ......................                0.10%

Amounts Paid:
  Advisory Fee to NBD .............            $317,984
  Distribution Fees to FoM & Essex             $ 16,727
  Other Fees & Out of Pocket
     Expenses to NBD ..............            $ 70,184


                                      FS-237






                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                             FINANCIAL HIGHLIGHTS

The Financial Highlights presents a per share analysis of how the Equity Index
Fund's net asset value has changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Equity Index
Fund and other information for the periods presented.





                               Six Months Ended
                                 June 30, 1996     Year ended      Year ended        Year ended      Period ended
                                  (Unaudited)     Dec. 31, 1995   Dec. 31, 1994    Dec. 31, 1993     Dec. 31, 1992
                               -----------------  -------------   -------------    -------------     -------------
Net asset value,
  beginning of
  period ..................    $      14.15      $      10.65      $      11.15      $      10.52     $         10.00
Income from investment
  operations:
    Net investment income .            0.16              0.30              0.31              0.28                0.12
    Net realized and
        unrealized
        gains (losses)
        on investments ....            1.25              3.65             (0.20)             0.75                0.52
                               ------------      ------------      ------------      ------------     ---------------

Total from investment
  operations ..............            1.41              3.95              0.11              1.03                0.64
                               ------------      ------------      ------------      ------------     ---------------

Less distributions:
    From net investment
      income ..............           (0.16)            (0.31)            (0.30)            (0.27)              (0.12)
    From realized gains....              --             (0.14)            (0.23)            (0.13)                 --
    In excess of
      realized gains ......              --             (0.00)            (0.08)               --                  --
                               ------------      ------------      ------------      ------------     ---------------
Total distributions .......           (0.16)            (0.45)            (0.61)            (0.40)              (0.12)
                               ------------      ------------      ------------      ------------     ---------------


Net asset value, end of
  period ..................    $      15.40      $      14.15      $      10.65      $      11.15     $         10.52
                               ============      ============      ============      ============     ===============

Total Return ..............           20.04%(a)         37.35%             1.02%             9.77%               13.61%(a)

Ratios/Supplemental
  Data
Net assets, end of period .    $721,253,437      $528,202,913      $340,808,050      $325,328,903     $   242,057,866
Ratio of expenses
  to average net
  assets ..................            0.16%(a)          0.15%             0.17%             0.20%               0.22%(a)
Ratio of net investment
  income to
  average net assets ......            2.20%(a)          2.39%             2.71%             2.59%               2.71%(a)
Portfolio turnover rate ...            3.81%            10.66%            24.15%            16.01%               0.50%
Average commission rate ...    $       0.03      $       0.03

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

RESULTS OF SPECIAL SHAREHOLDER MEETING (Unaudited)

     On July 10,1996, a special meeting of the shareholders of The Woodward Equity Index Fund was held to approve the following proposals.

     The shareholders approved these proposals with respect to The Woodward Equity Index Fund as follows:

1. To approve a new investment advisory agreement ("New Advisory Agreement") between each Trust, NBD Bank ("NBD") and First Chicago Investment Management Company ("FCIMCO")

Affirmative          34,417,695
Against                  63,069
Abstain                  14,393


2. To approve a change to the fundamental investment limitations of each Fund of the Trust with regard to the following:

     a)     investment in commodities

Affirmative          33,503,852
Against                 126,796
Abstain                 864,509

     b)     expanded power to borrow

Affirmative         33,487,142
Against                144,746
Abstain                863,269

     c)     issuing senior securities

Affirmative         33,495,858
Against                111,208
Abstain                 888,091

3. To approve a change to the fundamental investment policies and limitations of certain Funds of the Trusts, as follows:

     c) to approve a change to the fundamental investment limitation concerning concentration of investments in a particular industry with respect to the Funds

Affirmative         34,319,473
Against                133,179
Abstain                 42,506


4. To approve a change of the following fundamental policies and limitations to non-fundamental policies and limitations:

     b)     limitation on investment in other investment companies

Affirmative          34,341,054
Against                 110,609
Abstain                  43,495


      c)    limitation on illiquid securities

Affirmative         34,331,152
Against                120,339
Abstain                 43,666

      d)    limitation on purchasing securities on margin

Affirmative          34,381,212
Against                  72,095
Abstain                  41,850

      e) limitation on purchasing securities of companies for the purpose of exercising control

Affirmative         33,586,096
Against                866,282
Abstain                 42,779

      f) limitation on writing or selling put options, call options, straddles, spreads, or any combinations thereof

Affirmative         34,340,309
Against                111,924
Abstain                 42,924

6. To ratify the appointment of two Trustees to the Board of Trustees of each Trust.

Elected Trustees                        Current Trustees
Ms. Marilyn McCoy     Mr.Will M. Caldwell       Mr. Donald B. Sutherland
Mr. John P. Gould     Dr. Nicholas J.DeGrazia   Mr. Donald  L. Tuttle
                      Mr. Julius L. Pallone

Affirmative          34,547,392
Against                  24,423
Abstain                  15,656

7. To approve amendments to the Amended and Restated Declaration of Trust of The Woodward Funds.

Affirmative          34,412,698
Against                  66,044
Abstain                  16,414

8. To transact such other business as may properly come before the Meetings or any adjournment thereof.

Affirmative          34,530,401
Against                  33,164
Abstain                  23,906


                              THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1996
                                   (Unaudited)
ASSETS:
Investment in securities:
     At cost .....................................................       $158,349,956
                                                                         ============
     At value (Note 2) ...........................................       $171,165,200
Cash .............................................................            157,211
Unrealized appreciation on foreign exchange contracts ............              4,590
Withholding tax receivable .......................................            235,655
Income receivable ................................................            715,218
Deferred organization costs, net (Note 2) ........................             42,883
Prepaids and other assets ........................................                288
                                                                         ------------
          TOTAL ASSETS ...........................................       $172,290,763
                                                                         ============
LIABILITIES:
Payable for securities purchased .................................          5,774,995
Unrealized depreciation on foreign exchange contracts ............             11,096
Accrued investment advisory fee ..................................             99,420
Accrued distribution fees ........................................                736
Accrued custodial fee ............................................             22,561
Other payables and accrued expenses ..............................             57,784
                                                                         ------------
          TOTAL LIABILITIES ......................................          5,966,592
                                                                         ------------
          NET ASSETS .............................................       $166,354,453
                                                                         ------------
Net assets consist of:
Capital shares (unlimited number of shares
   authorized, par value $.10 per share)..........................       $  1,437,191
Additional paid-in capital .......................................        151,085,550
Accumulated undistributed net investment income ..................          1,208,287
Accumulated undistributed net realized losses from investments and
  foreign currency transactions ..................................           (193,767)
Net unrealized appreciation on investments and
  foreign currency translation ...................................         12,817,192
                                                                         ------------
          TOTAL NET ASSETS .......................................       $166,354,453
                                                                         ============
Shares of capital stock outstanding ..............................         14,371,906
                                                                         ============
Net asset value and redemption price per share ...................             $11.57
                                                                         ============
Maximum offering price per share .................................             $12.18
                                                                         ============

               See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                            STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 1996
                                   (Unaudited)

INVESTMENT INCOME (Note 2)
    Interest .....................................................                    $     313,551
    Dividends (net of foreign taxes withheld of $201,056) ........                        1,676,338
                                                                                      -------------
        TOTAL INVESTMENT INCOME ..................................                        1,989,889
                                                                                      -------------
EXPENSES (Notes 2, 3 and 5):
    Investment advisory fee ......................................                          508,218
    Distribution fees ............................................                            3,848
    Professional fees ............................................                           17,973
    Custodial fee ................................................                          117,338
    Amortization of deferred organization costs ..................                            6,276
    Marketing expenses ...........................................                           13,928
    Registration, filing fees and other expenses .................                          114,824
                                                                                      -------------
         NET EXPENSES ............................................                          782,405
                                                                                      -------------
NET INVESTMENT INCOME ............................................                    $   1,207,484
                                                                                      -------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investment securities ....................................           3,083
        Foreign currency transactions ............................         (42,594)         (39,511)
                                                                     -------------
    Net change in unrealized appreciation (depreciation) on:
        Investment securities ....................................       5,289,444
        Assets and liabilities denominated
          in foreign currencies ..................................          (4,281)       5,285,163
                                                                     -------------    -------------
        NET REALIZED AND UNREALIZED GAINS ON
          INVESTMENTS AND FOREIGN CURRENCY .......................                        5,245,652
                                                                                      -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                    $   6,453,136
                                                                                      =============

                See accompanying notes to financial statements.


                        THE WOODWARD FUNDS
                    INTERNATIONAL EQUITY FUND
                STATEMENTS OF CHANGES IN NET ASSETS

                                                               Six Months Ended
                                                                 June 30, 1996      Year Ended
                                                                   (Unaudited)    Dec. 31, 1995
                                                                ---------------  --------------
FROM OPERATIONS:
  Net investment income ......................................   $   1,207,484    $   1,001,636
  Net realized losses from investments and foreign
        currency transactions ................................         (39,511)        (148,064)
  Net change in unrealized appreciation on investments and
        foreign currency translation .........................       5,285,163        7,529,463
                                                                 -------------    -------------
   Net increase in net assets from operations ................       6,453,136        8,383,035
                                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income .................................              --       (1,033,171)
  In excess of realized gains ................................              --           (3,255)
                                                                 -------------    -------------
     Total distributions .....................................              --       (1,036,426)
                                                                 -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ..................................      57,145,669       74,411,073
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ............................              --          720,012
                                                                 -------------    -------------
                                                                    57,145,669       75,131,085
  Less: payments for shares redeemed .........................      (4,532,653)     (11,734,863)
                                                                 -------------    -------------
  Net increase in net assets from capital share transactions .      52,613,016       63,396,222
                                                                 -------------    -------------
NET INCREASE IN NET ASSETS ...................................      59,066,152       70,742,831
NET ASSETS:
  Beginning of period ........................................     107,288,301       36,545,470
                                                                 -------------    -------------
  End of period ..............................................   $ 166,354,453    $ 107,288,301
                                                                 =============    =============
CAPITAL SHARE TRANSACTIONS:
Shares sold ..................................................       5,060,165        7,102,657
Shares issued in reinvestment of distributions to shareholders              --           65,214
                                                                 -------------    -------------
                                                                     5,060,165        7,167,871
Less: shares redeemed ........................................        (401,150)      (1,107,679)
                                                                 -------------    -------------
NET INCREASE IN SHARES OUTSTANDING ...........................       4,659,015        6,060,192
                                                                 -------------    -------------
CAPITAL SHARES:
  Beginning of period ........................................       9,712,891        3,652,699
                                                                 -------------    -------------
  End of period ..............................................      14,371,906        9,712,891
                                                                 =============    =============

                See accompanying notes to financial statements.

                                    FS-243

                              THE WOODWARD FUNDS
                          INTERNATIONAL EQUITY FUND
                           PORTFOLIO OF INVESTMENTS

                                June 30, 1996
                                  (Unaudited)

                   Description                                       Face Amount        Market Value
                   -----------                                       -----------        ------------
TEMPORARY CASH INVESTMENT ---- 7.52%

  Salomon Brothers, Revolving Repurchase Agreement,
    5.53%, 7/1/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/99 through
    8/15/00, all held at Chemical Bank)
  (Cost $102,477) .....................................              $12,865,298       $  12,865,298
                                                                                       -------------
                                                                        SHARES
                                                                        ------
COMMON STOCKS ---- 92.48%
  ARGENTINA ---- 1.31%
    BANKS
      Bco Frances Rio Pl ............................                     12,200             117,530
      Bco De Galicia Bue 'B' ........................                     18,700             119,850
    CONSTRUCTION
      Astra Cia Argentin ............................                     21,000              50,471
      Ciadea Sa .....................................                     14,100             100,252
      Perez Companc Sa 'B' ..........................                     57,600             382,141
      Ypf Sa Class 'D' ..............................                     22,900             524,007
    FOOD & AGRICULTURE
      Molinos Rio Plata 'B' .........................                      3,100              33,372
    LIQUOR & TOBACCO
      Ba Embotelladora 'B' ..........................                         50              33,548
    MISCELLANEOUS
      Comercial Del Plata ...........................                     31,700              99,679
    NON-FERROUS METALS
      Siderca Sa ....................................                    164,600             224,998
    TELEPHONE
      Telefonica De Argentina Class 'B' .............                    186,700             557,155
                                                                                       -------------
                                                                                           2,243,003
                                                                                       -------------
AUSTRALIA ---- 1.87%
  BANKS
    National Australia Bank ...........................                   40,112             370,951
    Westpac Bank Corp .................................                   55,410             245,528
  CHEMICALS
    Ici  Australia ....................................                   11,453             100,417
  CONSTRUCTION
    Boral Limited .....................................                   17,000              44,154
    Csr Limited .......................................                   27,466              97,061

                                       FS-244

      Pioneer International .................................             38,380            111,766
    ENERGY RAW MATERIAL
      Broken Hill Pty........................................             38,550            533,089
      Santos Limited ........................................             33,203            114,983
    FOOD & AGRICULTURE
      Amcor Limited .........................................             22,913            155,992
      Goodman Fielder Limited ...............................             23,031             23,383
    LIQUOR & TOBACCO
      Coca-Cola Amatil ......................................             14,601            162,379
      Fosters Brewing Gp ....................................             22,347             38,518
    MEDIA
      News Corporation (Aust Listing) .......................             37,849            214,780
      News Corporation Preferred Limited Voting Shares ......             36,099            176,153
      MULTI-INDUSTRY & CONGLOMERATES
      Pacific Dunlop Limited ................................             44,367             99,869
    NON-FERROUS METALS
      Cra Limited ...........................................             10,570            162,723
      Mim Holding Limited ...................................             24,231             31,277
      WMC Ltd ...............................................             36,388            260,617
    RAILROAD & SHIPPING
      Brambles Inds Limited .................................              8,027            111,696
    REAL PROPERTY
      Gen Property Tst Units (Aust Listing) .................             40,000             68,631
    RETAIL
      Coles Myer Limited ....................................             18,791             68,328
                                                                                       ------------
                                                                                          3,192,295
                                                                                       ------------
  BELGIUM---- 2.72%
    BANKS
      Generale De Banque ....................................              1,300            451,259
      Kredietbank ...........................................              1,550            463,581
    CHEMICALS
      Solvay ................................................                850            521,600
    ENERGY & UTILITIES
      Electrabel ............................................              4,250            907,546
      Tractebel Inv Cap .....................................              1,300            532,175

    INSURANCE
      Fortis Ag .............................................              3,780            495,892
      Fortis Ag(VVPR) Strip .................................                 80                 46
    INTERNATIONAL OIL
      Petrofina Sa ..........................................              2,160            677,047
    NON-FERROUS METALS
      Union Miniere * .......................................              1,804            138,198
    OTHER ENERGY SOURCES
      Gpe Bruxelles Lam .....................................              2,300            287,784
    PRODUCER GOODS
      Bekaert Sa ............................................                220            176,258
                                                                                       ------------
                                                                                          4,651,386
                                                                                       ------------
  DENMARK ---- 2.22%
    BANKS
      Den Danske Bank........................................              5,341            357,870
      Unidanmark 'A' (Regd) .................................              5,235            242,770
    BUSINESS MACHINE
      Iss International Series 'B' ..........................              2,800             62,537
      Sophus Berendsen 'B' ..................................              2,521            337,049
    DRUGS & MEDINCINE
      Novo-Nordisk As 'B' ...................................              3,626            513,117
    FOOD & AGRICULTURE
      Danisco ...............................................              7,019            349,436
    LIQUOR & TOBACCO
      Carlsberg 'A' .........................................                275             16,176
      Carlsberg 'B' .........................................              3,943            231,929
    RAILROAD & SHIPPING
      D/S 1912  'B' .........................................                 23            521,542
      D/S Svendborg  'B' ....................................                 14            457,095
    TELEPHONE
      Tele Danmark 'B' ......................................             14,030            702,349
                                                                                       ------------
                                                                                          3,791,870
                                                                                       ------------
  FINLAND ---- 3.37%
    BANKS
      Merita Ltd 'A' * ......................................            182,000            379,991

                                       FS-246

    CONSTRUCTION
      Metro AB 'A' ..........................................              3,900            176,284
    ELECTRONICS
      Nokia (AB) Oy Series 'K' ..............................             22,200            810,896
      Nokia (AB) Oy Series 'A' ..............................             38,100          1,402,333
    FOOD & AGRICULTURE
      Cultor Oy Series 2 ....................................              3,000            153,684
      Cultor Oy Series 1 ....................................              4,000            195,441
    INSURANCE
      Pohjola Series 'B' ....................................              6,000            101,380
      Sampo 'A' .............................................              3,500            202,652
    NON-FERROUS METALS
      Outokumpo Oy 'A' ......................................             23,500            394,541
    PAPER & FOREST PRODUCTS
      UPM-'Kymmene Oy * .....................................             63,900          1,321,765
    PRODUCER GOODS
      Kone Corp 'B' .........................................              1,500            166,921
    RETAIL
      Kesko .................................................             21,000            309,628
      Stockmann Oy 'A' ......................................              1,600             87,819
    TRAVEL & RECREATION
      Amer Group 'A' ........................................              3,800             63,798
                                                                                       ------------
                                                                                          5,767,133
                                                                                       ------------
  FRANCE ---- 5.05%
    BANKS
      Banque National Paris .................................              3,615            126,888
      Cie De Suez ...........................................              3,751            137,199
      Cie Fin Paribas 'A' ...................................              3,671            216,776
      Societe Generale ......................................              2,829            311,031
    CHEMICALS
      Air Liquide ('L') .....................................              2,559            451,844
      Rhone Poulenc Sa  'A' .................................              8,486            223,026
    CONSTRUCTION
      Cie De St Gobain ......................................              2,634            352,524
      Lafarge Coppee Sa (Br) ................................              2,600            157,321

                                     FS-247

    CONSUMER DURABLES
      Printemps (Av) ........................................                600            209,903
    DRUGS & MEDICINE
      L'Oreal ...............................................              1,235            409,980
      Sanofi ................................................              3,139            235,238
    ELECTRONICS
      Alcatel Alsthom (Cge) .................................              4,194            365,787
      Csf (Thomson) .........................................              4,520            127,046
      Legrand ...............................................                950            169,772
      Schneider Sa (Ex-Sp) ..................................              4,780            250,695
    ENERGY & UTILITIES
      Eaux (Cie Generale) ...................................              4,357            486,642
      Lyonnaise Des Eaux ....................................              2,103            200,819
    FOOD & AGRICULTURE
      Danone (Ex Bsn) .......................................              1,913            289,472
      Eridania Beghin Sa ....................................              1,111            173,941
      Saint Louis ...........................................                350             92,937
    INSURANCE
      Axa ...................................................              4,312            235,866
    INTERNATIONAL OIL
      Elf Auqitaine (Soc Nat) ...............................              6,116            449,782
      Total  B ..............................................              6,566            486,957
    LIQUOR & TOBACCO
      Lvmh Moet-Hennessy ....................................              2,300            545,503
      Pernod-Ricard .........................................              1,114             71,409
    MEDIA
      Havas .................................................                500             40,889
    MOTOR VEHICLES
      Peugeot Sa ............................................              2,543            340,345
    PRODUCER GOODS
      Michelin (Cgde) Class 'B' (Brwn Bds)(Reg) .............              5,200            254,137
    REAL PROPERTY
      Sefimeg (Regd) ........................................              2,786            188,328
    RETAIL
      Carrefour .............................................                886            496,344
      Carrefour New(B/R 07/02/98) * .........................                786            217,108
      Promodes ..............................................                433            124,818

                                       FS-248

    TRAVEL & RECREATION
      Accor .................................................              1,407            196,780
                                                                                       ------------
                                                                                          8,637,107
                                                                                       ------------
  GERMANY  ---- 6.22%
    AIR TRANSPORT
      Lufthansa Ag  .........................................              2,407            340,776
    BANKS
      Bayer Vereinsbank .....................................              7,240            202,625
      Deutsche Bank .........................................             14,640            693,461
      Dresdner Bank .........................................             20,640            517,987
    BONDS
      Preussag 5.75% (W-Wts)05/17/01 ........................             26,000             19,763
    CHEMICALS
      Basf  (Var) ...........................................              1,526            434,600
      Bayer (Var) ...........................................             17,000            598,073
      Schering ..............................................              2,300            166,742
    CONSTRUCTION
      Hochtief ..............................................                657            293,508
    ELECTRONICS
      Siemens (Var) .........................................             16,190            867,713
      SAP N/V Pref ..........................................              1,700            252,631
    ENERGY & UTILITIES
      Rwe (Var) .............................................             13,160            511,827
      Veba ..................................................             14,250            757,372
    INSURANCE
      Munchener Ruckvers Reg Vink ...........................                195            398,420
      Allianz (Regd) ........................................                700          1,216,840
    MOTOR VEHICLES
      Daimler-Benz (Var) ....................................              1,434            769,221
      Daimler-Benz  Rts (07/03/96) * ........................              1,434                188
      Volkswagen (Var) ......................................                706            262,755
    PRODUCER GOODS
      Linde .................................................                456            295,534
      Mannesmann (Var) ......................................              1,446            497,789
      Man AG Non Vtg Pref(Var) ..............................                900            175,017

                                       FS-249

    RETAIL
      Kaufhof Holding .......................................                902            341,034
    STEEL
      Preussag Br (Var) .....................................              1,374            346,177
      Thyssen ...............................................              1,066            195,042
      Viag (Var) ............................................              1,019            405,688
      Viag (RFD 01/01/96) * .................................                204             78,537
                                                                                       ------------
                                                                                         10,639,320
                                                                                       ------------
  HONG KONG ---- 3.27%
    AIR TRANSPORT
      Cathay Pacific Airways ................................             82,000            150,429
    BANKS
      Hang Seng Bank ........................................             61,900            623,758
    ENERGY & UTILITIES
      China Light & Power ...................................             51,700            234,438
      Hong Kong Electric ....................................             20,000             60,978
      Hong Kong & China Gas .................................            141,760            226,178
      Hong Kong & China Gas Wts 09/30/97 * ..................              8,480              2,218
    INSURANCE
      Hysan Development Wts (04/30/98) * ....................                500                265
    MULTI-INDUSTY & CONGLOMERATES
      Hutchinson Whampoa ....................................            122,000            767,572
    MISCELLANEOUS FINANCE
      Swire Pacific 'A' .....................................             65,000            556,327
      Wharf (Holding) .......................................             46,000            164,615
      Wing Lung Bank ........................................             43,177            249,897
    REAL PROPERTY
      Cheung Kong (Holdings) ................................             86,000            619,404
      Hopewell Holdings .....................................            130,000             70,538
      Hysan Development .....................................             40,000            122,473
      New World Development Co ..............................             57,089            264,775
      Sun Hung Kai Properties ...............................             76,700            775,372
    TELEPHONE
      Hong Kong Telecomm ....................................            395,846            710,840
                                                                                       ------------
                                                                                          5,600,077
                                                                                       ------------

                                       FS-250

  IRELAND ---- 2.82%
    BANKS
      Allied Irish Banks ....................................            133,396            692,607
      Bank of Ireland (Dublin Listing) ......................             45,825            311,870
    CONSTRUCTION
      Crh ...................................................            109,159          1,077,727
    FOOD & AGRICULTURE
      Greencore .............................................             92,777            481,709
      Kerry Group 'A' .......................................             60,002            616,364
    INSURANCE
      Irish Life ............................................            111,061            438,247
    MEDIA
      Independent News (Dublin Listing) .....................             74,356            332,610
    PAPER & FOREST PRODUCTS
      Smurfit(Jefferson) (Dublin Listing) ...................            325,442            873,461
                                                                                       ------------
                                                                                          4,824,595
                                                                                       ------------
  JAPAN ---- 29.63%
    AIR TRANSPORT
      Japan Airlines Co .....................................             57,000            460,962
    BANK
      Asahi Bank ............................................             42,000            486,317
      Bank of Tokyo MITS - Ex Mitsubishi Bank ...............             66,000          1,528,426
      Dai-Ichi Kangyo Bank ..................................             58,000          1,078,760
      Fuji Bank .............................................             50,000          1,075,842
      Industrial Bank of Japan ..............................             26,000            644,776
      Joyo Bank .............................................             36,000            272,753
      Sakura Bank ...........................................             19,000            211,339
      Sumitomo Bank .........................................             52,000          1,005,092
      Tokai Bank ............................................             34,000            440,184
    BUSINESS MACHINE
      Canon Inc .............................................             21,000            436,537
      Fujitsu ...............................................             61,000            556,156
      Ricoh .................................................             55,000            581,684
    CHEMICALS
      Asahi Chemical Industries .............................             78,000            556,119
      Dainippon Ink & Chemical ..............................             60,000            307,436

                                      FS-251

      Mitsubishi Gas Chemical ...............................             19,000             83,670
      Sekisui Chemical ......................................             26,000            317,647
      Shin-Etsu Chemical ....................................             22,650            433,665
      Showa Denko Kk *.......................................            102,000            314,328
      Sumitomo Chemical .....................................             92,000            438,688
      Toray Industries Inc ..................................             57,000            392,883
    CONSTRUCTION
      Chichibu Onoda Cement .................................             50,000            286,739
      Daiwa House Industry ..................................             40,000            619,977
      Fujita Corp ...........................................              6,000             27,899
      Haseko Corp ...........................................            134,000            580,317
      Kajima Corp ...........................................             11,000            113,328
      Nihon Cement Co .......................................             30,000            220,730
      Obayashi Corp .........................................             16,000            144,564
      Sato Kogyo Co .........................................             65,000            398,244
      Sekisui House .........................................             48,000            547,039
      Shimizu Corp ..........................................             36,000            397,150
      Taisei Corp ...........................................             47,000            333,384
      Toto ..................................................             15,000            225,653
    CONSUMER DURABLES
      Matsushita Electric Industries ........................             67,000          1,246,154
      Sanyo Electric Co .....................................             88,000            536,754
      Sharp Corp ............................................             30,000            525,157
    DRUGS & MEDICINE
      Daiichi Pharmacy Co ...................................             37,000            570,105
      Sankyo Co .............................................             23,000            595,543
      Takeda Chemical Industries ............................             46,000            813,629
    ELECTRONICS
      Hitachi ...............................................             97,000            902,067
      Kyocera ...............................................             11,000            777,251
      Mitsubishi Electric Corp ..............................             53,000            369,178
      Omron Corp ............................................             28,000            594,813
      Sony ..................................................             17,000          1,117,509
    ENERGY & UTILITIES
      Kansai Electric Power .................................             26,000            594,996
      Osaka Gas Co ..........................................            124,000            453,349
      Tokyo Electric Power ..................................             55,300          1,401,640

                                      FS-252

      Tokyo Gas Co ..........................................             15,000             54,704
    FOOD & AGRICULTURE
      Ajinomoto Co ..........................................             54,000            644,958
      Yamazaki Baking Co ....................................             14,000            259,114
    INTERNATIONAL OIL
      Japan Energy Corp .....................................            107,000            397,050
      Nippon Oil Co .........................................             86,000            582,578
    MEDIA
      Dai Nippon Printing ...................................             33,000            637,847
    MULTI-INDUSTRY
      Itochu Corp ...........................................            124,000            865,998
      Marubeni Corp .........................................            163,000            891,673
      Mitsubishi ............................................             29,000            380,739
      Sumitomo Corp .........................................             34,000            301,929
    MISCELLANEOUS FINANCE
      Daiwa Securities ......................................            107,000          1,375,528
      Mitsubishi Trust & Banking ............................             11,000            185,537
      Nomura Securities .....................................             61,000          1,190,173
      Yamaichi Securities ...................................            105,000            719,903
    MOTOR VEHICLES
      Honda Motor Co ........................................             30,000            776,795
      Nissan Motor Co .......................................             53,000            470,170
      Toyota Motor Corp .....................................             64,000          1,598,811
    NON-FERROUS METALS
      Mitsubishi Steel *.....................................             17,000             99,506
      Tostem Corp ...........................................             13,000            382,836
    PAPER & FOREST PRODUCTS
      Daishowa Paper Manufacturing *.........................             13,000            100,154
      Honshu Paper Co .......................................             56,000            396,712
    PRODUCER GOODS
      Bridgestone Corp ......................................             31,000            590,710
      Komatsu ...............................................             33,000            324,941
      Kubota Corp ...........................................             68,000            448,243
      Mitsubishi Heavy Industries ...........................            138,000          1,199,054
      Nippondenso Co ........................................             28,000            607,577
      Sumitomo Heavy Industries .............................             83,000            362,477
      Toyo Seikan Kaisha ....................................             12,000            417,937

                                      FS-253

      Toyoda Auto Loom ......................................             12,000            239,603
    RAILROAD & SHIPPING
      East Japan Railway ....................................                 38            199,213
      Hankyu Corp ...........................................             65,000            380,465
      Hitachi Zosen Corp ....................................             12,000             67,942
      Mitsui Osk Lines * ....................................             63,000            217,120
      Nagoya Railroad Co ....................................             74,000            377,147
      Tokyu Corp ............................................            114,000            867,877
    REAL PROPERTY
      Mitsubishi Estate .....................................            114,000          1,569,454
    RETAIL
      Ito-Yokado Co .........................................             19,000          1,145,043
      Nichii Co .............................................             56,000            929,236
      Seven-Elevan Japan Npv ................................             15,000            955,950
    STEEL
      Kawasaki Steel Corp ...................................             47,000            169,263
      Kobe Steel * ..........................................             69,000            198,165
      Nippon Steel Corp .....................................            108,000            370,236
      Nkk Corp * ............................................             48,000            145,293
      Sumitomo Metal Industries .............................            156,000            477,893
    TRAVEL & RECREATION
      Nikon .................................................             13,000            149,342
                                                                                       ------------
                                                                                         50,739,329
                                                                                       ------------
  MALAYSIA ---- 1.87%
    AIR TRANSPORT
      Malaysian Airline Systems .............................              8,000             25,489
    BANKS
      Ammb Holdings Berhad ..................................             13,000            182,347
      Commerce Asset Holding ................................              5,000             30,458
      Dcb Holdings Berhad ...................................             17,000             58,251
      Malayan Bkg Berhad ....................................             32,000            307,786
      Public Bank Berhad ....................................             14,000             23,565
      Public Bank Berhad (Alien Market) .....................             51,000            141,029
    CONSTRUCTION
      Hume Inds (M) Berhad ..................................             16,000             78,229
      United Engineers Berhad ...............................             22,000            152,531

                                      FS-254

    CONSUMER DURABLES
      Tech Res Inds Berhad * ................................             39,000            135,979
    ENERGY & UTILITIES
      Tenaga Nasional .......................................             74,000            311,393
    FOOD & AGRICULTURE
      Golden Hope Plants ....................................             67,000            104,182
      Nestle Malay Berhad ...................................              2,000             16,111
    LIQUOR & TOBACCO
      Rothmans Pall Mall ....................................             10,000            105,200
    MISCELLANEOUS
      Malayan Utd Inds ......................................            229,000            185,385
    MOTOR VEHICLES
      Edaran Otomobil .......................................             17,000            162,830
    MULTI-INDUSTRY & CONGLOMERATES
      Sime Darby Berhad .....................................             52,200            144,347
    PRODUCER GOODS
      Leader Univ Holdings ..................................             41,333            116,782
    RAILROAD & SHIPPING
      Malaysian Int Ship (Alien Market) .....................             22,000             68,330
    REAL PROPERTY
      Hong Leong Properties .................................            123,000            142,952
    TELEPHONE
      Telekom Malaysia ......................................             41,000            364,775
    TRAVEL & RECREATION
      Landmarks Berhad ......................................             63,000             84,834
      Magnum Corp Berhad ....................................             92,250            156,015
      Resorts World Berhad ..................................             19,000            108,887
                                                                                       ------------
                                                                                          3,207,687
                                                                                       ------------
  MEXICO ---- 1.26%
    BANKS
      Gpo Financiero Banamex-Ac Series 'B' ..................             43,000             89,634
      Gpo Financiero Banamex-Ac Series 'L' ..................             21,016             39,926
    CONSTRUCTION
      Cemex Sa Ser 'A' ......................................             53,937            194,977
    FOOD & AGRICULTURE
      Grupo Ind Bimbo Series 'A' ............................             22,000            100,716

                                      FS-255

    LIQUOR & TOBACCO
      Empresas La Modern 'A' ................................              7,000             31,307
    MEDIA
      Fomento Economico Mexico Series'B' ....................             17,000             48,669
      Grupo Televisa Ptg Certs Repr 1 A,L,D Shs .............             11,500            180,547
    MISCELLANEOUS FINANCE
      Grupo Financiero Bancomer Series 'B' ..................             55,000             23,945
      Grupo Financiero Bancomer Series 'L' ..................              2,037                675
      Grupo Carso Series 'A1' * .............................             16,000            113,355
    MULTI-INDUSTRY
      Desc Sa de Cv Ser'B' ..................................              6,000             32,455
    MULTI-INDUSTRY & CONGLOMERATES
      Alfa  Sa Series 'A'  (Cpo) ............................             64,400            289,725
    NON-FERROUS METALS
      Industrias Penoles ....................................             21,500             98,427
    PAPER & FOREST PRODUCTS
      Kimberly Clark Mexico 'A' .............................             12,900            234,863
    RETAIL
      Cifra  Sa De Cv 'B' * .................................            159,000            229,488
    TELEPHONE
      Telefonos De Mexico Series 'L' (Ltd Vtg) ..............            260,000            441,809
                                                                                       ------------
                                                                                          2,150,518
                                                                                       ------------
  NETHERLANDS ---- 4.99%
    AIR TRANSPORT
      Klm ...................................................              2,341             74,880
    BANK
      ABN Amro Holding ......................................             14,194            761,680
    CHEMICALS
      Akzo Nobel Nv .........................................              3,096            370,908
    ELECTRONICS
      Philips Electronic ....................................             11,082            360,316
    FOOD & AGRICULTURE
      Ahold (kon) Nv ........................................              4,389            237,837
      Unilever Nv Cva .......................................              6,232            901,772
    INSURANCE
      ING Groep Nv Cva ......................................             30,890            921,103

                                      FS-256

    INTERNATIONAL OIL
      Royal Dutch Petroleum (Br) ............................             20,281          3,131,895
    LIQUOR & TOBACCO
      Heineken Nv ...........................................              1,734            387,438
    MEDIA
      Elsevier Nv ...........................................             23,480            356,263
      Wolters Kluwer Cva ....................................              2,618            297,386
    PAPER & FOREST PRODUCTS
      KNP BT (Kon) Nv .......................................              2,446             58,607
    STEEL
      Kon Hoogovens Nv Cva ..................................              1,568             58,054
    TELEPHONE
      Kon Ptt nederland .....................................             16,563            626,822
                                                                                       ------------
                                                                                          8,544,961
                                                                                       ------------
  NORWAY ---- 3.25%
    AIR TRANSPORT
      Helicopter Service ....................................              4,000             46,180
    CHEMICALS
      Dyno Industrier .......................................             10,400            230,530
    DRUGS & MEDICINE
      Nycomed Series 'A' * ..................................             12,260            176,455
      Nycomed Series 'B' * ..................................              8,468            117,315
    ENERGY & UTILITIES
      Hafslund Ser 'A' ......................................             17,560            127,044
      Hafslund Ser 'B' ......................................             14,268             90,049
    FOOD & AGRICULTURE
      Orkla  As 'A' .........................................              9,100            479,070
      Orkla  As 'B' .........................................              2,350            114,311
    INSURANCE
      Uni Storebrand As 'A' * ...............................             65,053            292,403
    INTERNATIONAL OIL
      Norsk Hydro As ........................................             44,900          2,197,887
      Transocean * ..........................................             14,721            381,829
    MOTOR VEHICLES
      Petroleum Geo Svs * ...................................              2,500             71,579

                                      FS-257

    PAPER & FOREST PRODUCTS
      Norske Skogsindust 'A' ................................              5,800            174,991
    PRODUCER GOODS
      Kvaerner As Series 'A' ................................              9,900            418,321
      Kvaerner As Series 'B' ................................              3,900            150,685
    RAILROAD & SHIPPING
      Bergesen  Dy As 'A' ...................................             10,000            207,810
      Bergesen  Dy As 'B' Non-Voting ........................              7,100            143,173
      Leif Hoegh & Co .......................................              4,600             80,014
      Unitor As .............................................              4,000             64,652
                                                                                       ------------
                                                                                          5,564,298
                                                                                       ------------
  PAPUA NEW GUINEA -- 0.00%
    GOLD
      Highland Gold Ltd .....................................              4,846              2,403
                                                                                       ------------
                                                                                              2,403
                                                                                       ------------
  SINGAPORE ---- 2.84%
    AIR TRANSPORT
      Singapore Airlines (Alien Market) .....................             70,000            738,960
    BANK
      Dev Bank Singapore (Alien Market) .....................             35,250            439,550
      Overseas Chinese Bank (Alien Market) ..................             45,833            535,795
      United Overseas Bank (Alien Market) ...................             56,804            543,312
    CONSUMER DURABLES
      Jardine Matheson (Sing Quote) .........................              2,041             15,001
    ENERGY & UTILITIES
      Singapore Telecom .....................................            192,000            511,477
    LIQUOR & TOBACCO
      Fraser & Neave ........................................             21,600            223,431
      Straits Trading Co ....................................             36,000             94,372
    MEDIA
      Singapore Press Holdings (Alien Market) ...............             19,000            372,881
    MOTOR VEHICLES
      Cycle & Carriage ......................................             30,000            320,948
    MULTI-INDUSTRY & CONGLOMERATES
      Straits Steamship .....................................             44,000            147,140
      Straits Steamship Wts 12/12/00 * ......................             11,000             13,794

                                      FS-258

    PRODUCER GOODS
      Jurong Shipyard (Nl) ..................................             13,000             65,855
      Keppel Corp ...........................................             50,000            418,012
    REAL PROPERTY
      City Developments .....................................             44,600            347,588
      Hong Kong Land Holdings (Sing Quote) ..................             25,975             58,444
    RETAIL
      Dairy Farms Intl (Sing Quote) .........................             21,831             18,447
                                                                                       ------------
                                                                                          4,865,007
                                                                                       ------------
  Spain ----  3.37%
    BANKS
      Argentaria Corp Banc ..................................              6,069            264,609
      Banco Bilbao Vizcaya (Regd) ...........................             14,688            594,573
      Banco Central Hispan (Regd) ...........................              8,704            177,188
      Banco Santander (Regd) ................................             10,046            468,565
    CONSTRUCTION
      Fomento Const Y Contra ................................              1,149             94,995
    ENERGY & UTILITIES
      Empresa Nac Electricid ................................             13,522            842,680
      Gas Natural Sdg Sa ....................................              1,963            411,858
      Iberdrola Sa ..........................................             60,183            617,269
      Union Electrical Fenosa ...............................             12,958             83,280
    INSURANCE
      Corporation Mapfre (Regd) .............................              3,224            164,455
    INTERNATIONAL OIL
      Repsol Sa .............................................             15,167            527,014
    LIQUOR & TOBACCO
      Tabacalera Sa Series 'A' (Regd) .......................              1,599             80,442
    NON-FERROUS METALS
      Acerinox Sa (Regd) ....................................              1,136            118,286
    PRODUCER GOODS
      Zardoya-Otis ..........................................              1,196            114,536
    RAILROAD & SHIPPING
      Autopistas Cesa .......................................             19,283            224,097
    REAL PROPERTY
      Vallehermoso Sa .......................................              2,815             55,549

                                     FS-259

    TELEPHONE
      Telefonica De Espana ..................................             50,748            934,127
                                                                                       ------------
                                                                                          5,773,523
                                                                                       ------------
  SWITZERLAND ----  4.37%
    BANKS
      Cs  Holding (Regd) ....................................              6,834            649,744
      Schweiz Bangesellsch (Br) .............................                566            553,953
      Schweiz Bangesellsch (Regd) ...........................                252             53,354
      Schweiz Bankverein (Regd) .............................              1,150            226,942
    CHEMICALS
      Ciba-Geigy (Br) .......................................                260            315,330
      Ciba-Geigy (Regd) .....................................                380            462,992
    CONSTRUCTION
      Holderbank Fn Glarus (Br) .............................                338            270,045
    CONSUMER DURABLES
      Smh Ag Neuenburg (Regd) ...............................                475             74,193
      Smh Ag Neuenburg (Br) .................................                105             72,984
    DRUGS & MEDICINE
      Roche Holdings Genusscheine Npv .......................                137          1,044,760
      Roche Holdings (Br) ...................................                 44            546,642
      Sandoz (Regd) .........................................                935          1,068,985
    ELECTRONICS
      Abb (Br) ..............................................                340            420,504
      Sgs Holding (Br) ......................................                 24             57,429
    FOOD & AGRICULTURE
      Merkur Hldg Ag (Regd) .................................                 80             16,810
      Nestle Sa (Regd) ......................................                924          1,054,932
    INSURANCE
      Zurich  Versicherun (Regd) ............................              1,650            449,530
    NON-FERROUS METALS
      Alusuisse-Lonza Holdings (Regd) .......................                158            130,400
    PRODUCER GOODS
      Sulzer Ag Ptg .........................................                 13              7,790
                                                                                       ------------
                                                                                          7,477,319
                                                                                       ------------

                                      FS-260

  UNITED KINGDOM -- 12.05%
    AIR TRANSPORT
      British Airways .......................................             44,575            383,704
    BANKS
      Abbey National ........................................             38,813            326,264
      Barclays ..............................................             62,474            750,367
      Hsbc Holdings (UK Regd) ...............................             50,350            771,386
      Hsbc Holdings (UK Regd) ...............................             26,947            422,052
      LLoyds Bank ...........................................            149,093            729,731
    CHEMICALS
      Boc Group .............................................             19,232            276,116
      Imperial Chemical Industries ..........................             25,167            308,143
    CONSTRUCTION
      English China Clay ....................................             33,609            135,254
      Rmc Group .............................................             19,470            306,458
      Taylor Woodrow ........................................             91,386            221,513
    DRUGS & MEDICINE
      Glaxo Holdings ........................................             77,813          1,047,649
      Smithkline Beecham ....................................             63,516            679,489
      Zeneca Group ..........................................             25,438            562,449
    ELECTRONICS
      General Electric Co ...................................             69,443            374,415
    ENERGY & UTILITIES
      British Gas ...........................................            133,516            373,423
      National Power ........................................             40,500            327,230
      Thames Water ..........................................             26,744            235,616
    FOOD & AGRICULTURE
      Associated British Foods ..............................             41,799            251,346
      Cadbury Schweppes .....................................             27,535            217,770
      Kingfisher ............................................             31,197            313,626
      Sainsbury (J) .........................................             48,409            285,076
      Tesco .................................................             47,446            216,741
      Unilever ..............................................             17,926            356,524
    INSURANCE
      Prudential Corp .......................................             79,566            501,936
    INTERNATIONAL OIL
      British Petroleum .....................................            145,089          1,272,605

                                       FS-261

    LIQUOR & TOBACCO
      BAT Industries ........................................             74,310            578,469
      Bass ..................................................             32,124            403,806
      Grand Metropolitan ....................................             47,103            312,516
      Guinness ..............................................             64,119            466,260
    MEDIA
      British Sky Broadcasting ..............................             47,324            323,541
      Reuters Holdings ......................................             47,479            574,691
    MULTI-INDUSTRY
      Inchcape ..............................................             14,451             66,015
    MULTI-INDUSTRY & CONGLOMERATES
      Hanson ................................................            145,900            409,192
    PRODUCER GOODS
      Btr ...................................................            114,438            450,758
      Rolls Royce ...........................................             79,712            277,439
      Rtz Corp (Regd) .......................................             30,154            446,512
      Smiths Industries .....................................             28,460            311,317
    REAL PROPERTY
      Mepc ..................................................             52,543            331,464
    RETAIL
      Argos .................................................             23,339            270,530
      Boots Co ..............................................             31,574            284,056
      Great Univ Stores .....................................             19,328            196,408
      Marks & Spencer .......................................             86,326            631,097
      Sears .................................................             86,891            133,661
    STEEL
      British Steel .........................................             84,490            215,957
    TELEPHONE
      British Telecom .......................................            168,816            907,580
      Cable & Wireless ......................................             75,770            501,536
      Vodafone Group ........................................             98,389            366,140

                                       FS-262

    TRAVEL & RECREATION
      Ladbroke Group ........................................             64,565            180,578
      Thorn Emi .............................................             12,257            341,665
                                                                                       ------------
                                                                                         20,628,071
                                                                                       ------------
TOTAL COMMON STOCKS ...................................                                 158,299,902
                                                                                       ------------
  (COST $145,484,658)

TOTAL INVESTMENTS .....................................                                $171,165,200
                                                                                       ============
  (COST $158,349,956)

* Non Income producing security

                                      FS-263

                              THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                     PORTFOLIO OF INVESTMENTS (Continued)

                       Notes to Portfolio of Investments

At June 30, 1996, sector diversification of the Woodward International
Equity Funds equity investments was as follows:

                                  % of
  Sector Diversification      Investments
  ----------------------      -----------
Banks/Finance ...........          21.66%
Consumer Non-Durables ...          18.16
Materials and Services ..          15.44
Utilities ...............           9.62
Temporary Cash Investment           7.52
Technology...............           7.27
Energy...................           6.45
Capital Goods ...........           4.99
Consumer Durables .......           3.71
Transportation ..........           3.63
Miscellaneous ...........           1.55
                                  ------
Total Investments........         100.00%
                                  ======

                              THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

                                June 30, 1996
                                 (Unaudited)

(1)   Organization and Commencement of Operations

     The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of June 30, 1996, Woodward consisted of seventeen separate series. The Woodward International Equity Fund (International Fund) commenced operations on December 3, 1994.

(2)   Significant Accounting Policies

     The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

     The International Fund values investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes at the close of the respective foreign securities exchange. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank, (NBD) in accordance with procedures approved by the Board of Trustees.

     Investment security purchases and sales are accounted for on the day after trade date.

     Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount: and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

    Investment Income

     Interest income is recorded daily on the accrual basis. Dividends are recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Investment income is recorded net of foreign taxes ??????? of these taxes is uncertain.

    Forward Foreign Currency Contracts

     The International Fund may enter into a forward foreign currency contract which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily using the prevailing exchange rate and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was entered into and the value at the time it was closed.

     The International Fund may enter into forward contracts with the objective of minimizing its risk from adverse changes in the relationship between currencies or to enhance income. The International Fund may also enter into a forward contract in relation to a security denominated in a foreign currency when it anticipates receipt in a foreign currency of dividend payments in order to "lock in" the U.S. dollar price of a security or the U.S. dollar equivalent of such dividend payments.

     These contracts involve market risk in excess of the amounts reflected in the International Fund's Statement of Assets and Liabilities. The face or contract amount in U.S. dollars, as reflected in Footnote 6, reflects the total exposure the fund has in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

    Foreign Currency Translations

     The accounting records of the International Fund are maintained in U.S. dollars. Foreign currency-denominated assets and liabilities are "marked-to-market" daily using the prevailing exchange rate and the change in value is recorded as an unrealized gain or loss. Upon receipt or payment, a realized gain or loss is recorded equal to the difference between the original value and the settlement value of the asset or liability. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at prevailing exchange rate on the respective date of the transaction.

     Net realized gains and losses on foreign currency transactions represent gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on securities transactions and between the ex, pay and settlement dates on dividend income. Exchange rate fluctuations on investments are not segregated in the statement of operations from changes arising in market price movements. The effects of changes in foreign currency exchange rates on investments in securities are included within the net realized gain or loss on securities sold and net unrealized appreciation or depreciation on investment securities held.

     Federal Income Taxes

     It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, wash sales and post October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income or realized gains (losses) were recorded by the Fund. Certain book-to-tax timing differences for the Fund are reflected as excess distributions in the Statement of Changes in Net Assets. These distributions do not constitute a tax return of capital.


    Shareholder Dividends

     Dividends from net investment income are declared and paid annually. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.


    Deferred Organization Costs

     Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of the Fund.

    Expenses

     Expenses are charged daily as a percentage of the Fund's assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the International Fund or change in expectations as to the level of actual expenses.

Concentration of Risk

     Investing in securities of foreign issuers and currency transactions, may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and price more volatile than those of comparable U.S. companies and U.S. government securities.


(3)  Transactions with Affiliates

     First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of 005% of the International Fund's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios, attributable to investments by clients of Essex.

     NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

     NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations.

     NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

     On March 10, 1994, Woodward adopted the Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Liability for payment of the Trustees' Fees is allocated equally among each of the individual Woodward Funds. The return on the Trustees' balances is based on the 90-day Treasury bill rate. The liability is immaterial at this time.

     See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)    Investment Securities Transactions

       Information with respect to investment securities and security transactions, excluding short-term securities, is as follows:

               Gross Unrealized Gains     $  16,356,311
               Gross Unrealized Losses       (3,541,067)
                                          -------------
                                          $  12,815,244
                                          =============

               Federal Income Tax Cost    $ 158,349,956
               Purchases ..............   $  49,906,238
               Sales, at value ........   $           0

  (5)   Expenses

        Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the period ended June 30, 1996. The rates shown are stated as a percentage of the Fund's average net assets.


              Expense Rates:
                 January 1  ...........................          1.17%
                 March 18 .............................          1.16%
                 May 21 ...............................          1.15%


               NBD Advisory Fee:
                 January 1  ...........................          0.75%

               Amounts Paid:
                 Advisory Fee to NBD ..................   $   508,218
                 Distribution Fees to FoM & Essex......   $     3,848
                 Other Fees & Out of Pocket
                    Expenses to NBD ...................   $   120,426

(6)     Forward Foreign Currency Contracts

        As of June 30, 1996 the Fund had entered into five forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates.

Outstanding contracts as June 30, 1996 are as follows:



                                        U.S. Dollar                       U.S. Dollar
                        Currency to     Value as of     Currency to       Value as of      Unrealized
    Settlement Date     be Delivered    June 30, 1996   be Received      June 30, 1996     Gain (Loss)
                        ------------    -------------  --------------    --------------   -------------
 July 1, 1996 .....      1,100,848       $1,100,848       120,742,650    $   1,098,525    $      (2,323)
                        U.S. Dollars                     Japanese Yen

 July 2, 1996 .....        808,794          808,794         3,757,576          804,111           (4,683)
                        U.S. Dollars                     Finnish Marks

 July 2, 1996 .....        688,422          688,422        75,507,151          684,333           (4,089)
                        U.S. Dollars                     Japanese Yen

 July 3, 1996 .....        908,180          908,180           584,489          911,288            3,108
                        U.S. Dollars                      G.B. Pounds

 July 3, 1996 .....        666,483          666,483           417,184          667,965            1,482
                        U.S. Dollars                      Irish Punt

                                        -----------                      --------------   -------------
                                        $ 4,172,727                      $    4,166,222   $      (6,505)
                                        ===========                      ==============   =============

(7)     Subsequent Event

        On August 23, 1996, the Woodward International Equity Fund merged with the Prairie International Equity Fund. The transaction was effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Fund's shareholders recognized taxable gains or losses as a result of the reorganization.

                              THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                             FINANCIAL HIGHLIGHTS


The Financial Highlights present a per share analysis of how the International Equity Fund's net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These Financial Highlights have been derived from the financial statements of the International Equity Fund and other information for the periods presented.


                                              Six Months
                                                Ended
                                             June 30, 1996        Year Ended           Period ended
                                              (Unaudited)        Dec. 31, 1995         Dec. 31, 1994
                                              -----------        -------------         -------------
Net asset value, beginning of
    period ...........................     $         11.05      $         10.01       $         10.00
Income from investment operations:
    Net investment income ............                0.10                 0.10                  0.01
    Net realized and unrealized
        gains on investments..........                0.42                 1.05                    --
                                           ---------------      ---------------       ---------------

Total from investment operations .....                0.52                 1.15                  0.01
                                           ---------------      ---------------       ---------------

Less distributions:
    From net investment income .......                  --                (0.11)                   --
    From realized gains ..............                  --                   --                    --
                                           ---------------      ---------------       ---------------
Total distributions ..................                  --                (0.11)                   --
                                           ---------------      ---------------       ---------------

Net asset value, end of
    period ...........................     $         11.57      $         11.05       $         10.01
                                           ===============      ===============       ===============

Total Return (b) .....................                9.58%(a)            11.47%                 1.26%(a)

Ratios/Supplemental Data
Net assets, end of period ............     $   166,354,453      $   107,288,301       $    36,545,470
Ratio of expenses to average net
    assets ...........................                1.15%(a)             1.16%                 1.15%(a)
Ratio of net investment income to
    average net assets ...............                1.78%(a)             1.43%                 1.18%(a)
Ratio of expenses to average net
    assets without reimbursed expenses                  --                 1.24%                 1.92%(a)

Ratio of net investment income
    to average net assets without
    reimbursed expenses ..............                   --                1.35%                 0.41%(a)

Portfolio turnover rate ..............                0.00%                2.09%                 0.30%
Average commission rate ..............     $           0.1      $           .05


-------------------------------------------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented does not include any applicable sales load.

RESULTS OF SPECIAL SHAREHOLDER MEETING (Unaudited)

     On July 10,1996, a special meeting of the shareholders of The Woodward International Equity Fund was held to approve the following proposals.

     The shareholders approved these proposals with respect to The Woodward International Equity Fund as follows:

1. To approve a new investment advisory agreement ("New Advisory Agreement") between each Trust, NBD Bank ("NBD") and First Chicago Investment Management Company ("FCIMCO")

     Affirmative              9,126,519
     Against                    137,907
     Abstain                     18,593

2. To approve a change to the fundamental investment limitations of each Fund of the Trust with regard to the following:

     a)   investment in commodities

     Affirmative              9,008,745
     Against                    241,192
     Abstain                     33,083

     b)   expanded power to borrow

     Affirmative               9,007,444
     Against                     248,907
     Abstain                      26,669

     c)   issuing senior securities

     Affirmative                9,014,825
     Against                      226,112
     Abstain                       42,083

3. To approve a change to the fundamental investment policies and limitations of certain Funds of the Trusts, as follows:

     a) to approve a change of the diversification policy of the International Equity and Municipal Bond Funds from a diversified to a non-diversified policy

     Affirmative                9,014,021
     Against                      232,693
     Abstain                       36,305

     c) to approve a change to the fundamental investment limitation concerning concentration of investments in a particular industry with respect to the Funds

     Affirmative                9,035,260
     Against                      210,111
     Abstain                       37,649


4. To approve a change of the following fundamental policies and limitations to non-fundamental policies and limitations:

     b)  limitation on investment in other investment companies

     Affirmative                9,033,904
     Against                      215,700
     Abstain                       33,415

     c)  limitation on illiquid securities

     Affirmative                 9,030,678
     Against                       218,607
     Abstain                        33,734

     d)  limitation on purchasing securities on margin

     Affirmative                 9,013,199
     Against                       235,383
     Abstain                        34,437

     e) limitation on purchasing securities of companies for the purpose of exercising control

     Affirmative                 9,033,905
     Against                       217,621
     Abstain                        31,493

     f) limitation on writing or selling put options, call options, straddles, spreads, or any combinations thereof
        The Woodward International Equity Fund.

     Affirmative                  9,033,277
     Against                        219,098
     Abstain                         30,644

5. To approve certain changes to fundamental investment objectives of the The Woodward International Equity Fund.

     Affirmative                   9,044,735
     Against                         208,414
     Abstain                          29,870

6. To ratify the appointment of two Trustees to the Board of Trustees of each Trust.

     Elected Trustees                      Current Trustees
     ----------------                      ----------------
     Ms. Marilyn McCoy    Mr. Will M. Caldwell       Mr. Donald B. Sutherland
     Mr. John P. Gould    Dr. Nicholas J. DeGrazia   Mr. Donald L. Tuttle
                          Mr. Julius L. Pallone

     Affirmative                   9,131,820
     Against                         127,803
     Abstain                          31,238

7. To approve amendments to the Amended and Restated Declaration of Trust of The Woodward Funds.

     Affirmative                    9,114,161
     Against                          133,498
     Abstain                           35,361

8. To transact such other business as may properly come before the Meetings or any adjournment thereof.

     Affirmative                     9,109,780
     Against                           129,051
     Abstain                            52,030

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                     STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1996
                                  (Unaudited)



                                                          BOND FUND
                                                        -------------
ASSETS:
Investment in securities:
     At cost ........................................   $535,540,172
                                                        ============
     At value (Note 2) ..............................    540,348,346
Cash ................................................        470,327
Interest receivable .................................      5,770,290
Deferred organization costs, net (Note 2) ...........             --
Prepaids and other assets ...........................            980
                                                        ------------
          TOTAL ASSETS ..............................    546,589,943
                                                        ------------
LIABILITIES:
Payable for securities purchased ....................      6,463,976
Accrued investment advisory fee .....................        281,815
Accrued distribution fees ...........................          4,977
Accrued custodial fee ...............................          6,925
Dividends payable ...................................             --
Other payables and accrued expenses .................         59,937
                                                        ------------
          TOTAL LIABILITIES .........................      6,817,630
                                                        ------------
          NET ASSETS ................................   $539,772,313
                                                        ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share) .............   $  5,388,005
Additional paid-in capital ..........................    552,636,306
Accumulated undistributed net investment income .....      1,060,633
Accumulated undistributed net realized gains (losses)    (24,120,806)
Net unrealized appreciation (depreciation)
  on investments ....................................      4,808,175
                                                        ------------
          TOTAL NET ASSETS ..........................   $539,772,313
                                                        ============
Shares of capital stock outstanding .................     53,880,046
                                                        ============
Net asset value and redemption price per share ......   $      10.02
                                                        ============
Maximum offering price per share ....................   $      10.52
                                                        ============

        See accompanying notes to financial statements.



                              THE WOODWARD FUNDS
                                  BOND FUNDS
                     STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1996
                                  (Unaudited)

                                                                                                            MICHIGAN
                                                            INTERMEDIATE        SHORT        MUNICIPAL      MUNICIPAL
                                                              BOND FUND       BOND FUND      BOND FUND      BOND FUND
                                                            ------------    ------------    -----------    -----------
ASSETS:
Investment in securities:
     At cost ............................................   $384,600,325    $164,016,417    $89,007,482    $54,733,368
                                                            ============    ============    ===========    ===========
     At value (Note 2) ..................................   $381,102,839    $163,688,796    $89,077,459    $54,423,188
Cash ....................................................      9,459,905         689.310             --             --
Interest receivable .....................................      4,708,987       2,509,389      1,660,987        707,535
Deferred organization costs, net (Note 2) ...............             --          22,103          4,800          4,800
Prepaids and other assets ...............................            730          61,366         46,042         39,239
                                                            ------------    ------------    -----------    -----------
          TOTAL ASSETS ..................................    395,272,461     166,970,964     90,789,288     55,174,762
                                                            ------------    ------------    -----------    -----------
LIABILITIES:
Payable for securities purchased ........................      4,176,722       1,988,916             --             --
Accrued investment advisory fee .........................        206,248          87,985         47,627         28,816
Accrued distribution fees ...............................          2,325             696          1,234          1,764
Accrued custodial fee ...................................          5,839           3,299          1,799          1,300
Dividends payable .......................................             --              --        216,445        138,612
Other payables and accrued expenses .....................         63,101             429            943          1,267
                                                            ------------    ------------    -----------    -----------
          TOTAL LIABILITIES .............................      4,454,235       2,081,325        268,048        171,759
                                                            ------------    ------------    -----------    -----------
          NET ASSETS ....................................   $390,818,226    $164,889,639    $90,521,240    $55,003,003
                                                            ============    ============    ===========    ===========
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value
  $.10 per share) .......................................   $  3,877,073    $  1,633,064    $   873,780    $   536,709
Additional paid-in capital ..............................    399,129,726     163,040,690     90,068,258     54,767,240
Accumulated undistributed net investment income .........        497,956         206,265          5,578         (1,578)
Accumulated undistributed net realized gains (losses) ...     (9,189,045)        337,241       (496,353)        10,812
Net unrealized appreciation on investments ..............     (3,497,484)       (327,621)        69,977       (310,180)
                                                            ------------    ------------    -----------    -----------
          TOTAL NET ASSETS ..............................   $390,818,226    $164,889,639    $90,521,240    $55,003,003
                                                            ============    ============    ===========    ===========
Shares of capital stock outstanding .....................     38,770,728      16,330,640      8,737,797      5,367,093
                                                            ============    ============    ===========    ===========
Net asset value and redemption price per share ..........   $      10.08    $      10.10    $     10.36    $     10.25
                                                            ============    ============    ===========    ===========
Maximum offering price per share ........................   $      10.58    $      10.41    $     10.87    $     10.76
                                                            ============    ============    ===========    ===========

                See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                           STATEMENTS OF OPERATIONS

                    For the Six Months Ended June 30, 1996
                                  (Unaudited)


                                                              BOND FUND
                                                             ------------
INTEREST INCOME (Note 2) .................................   $ 19,197,401
                                                             ------------
EXPENSES (Notes 2, 3 and 6):
    Investment advisory fee ..............................      1,680,455
    Distribution fees ....................................         30,077
    Professional fees ....................................         15,256
    Custodial fee ........................................         43,230
    Transfer and dividend disbursing agent fees ..........         17,789
    Amortization of deferred organziation costs ..........          6,439
    Marketing expense ....................................         26,445
    Security pricing services ............................          7,167
    Registration, filing fees and other  expenses ........         36,933
    Less:
        Expense reimbursement ............................             --
                                                             ------------
        NET EXPENSES .....................................      1,863,791
                                                             ------------
NET INVESTMENT INCOME ....................................     17,333,610
                                                             ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized gains (losses) ..........................      3,804,179
    Net change in unrealized appreciation (depreciation)
      on investments .....................................    (26,317,524)
                                                             ------------
        NET REALIZED AND UNREALIZED LOSSES ON
               INVESTMENTS ...............................    (22,497,042)
                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....   $ (5,179,735)
                                                             ============

                See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                  BOND FUNDS
                           STATEMENTS OF OPERATIONS

                    For the Six Months Ended June 30, 1996
                                  (Unaudited)

                                                                                                            MICHIGAN
                                                             INTERMEDIATE       SHORT        MUNICIPAL      MUNICIPAL
                                                               BOND FUND      BOND FUND      BOND FUND      BOND FUND
                                                             ------------    -----------    -----------    ------------
INTEREST INCOME (Note 2) .................................   $ 13,356,145    $ 5,022,420    $ 2,278,912   $  1,450,133
                                                             ------------    -----------    -----------    -----------
EXPENSES (Notes 2, 3 and 6):
    Investment advisory fee ..............................      1,274,959        532,308        271,410        172,437
    Distribution fees ....................................         14,580          4,221          7,666         10,997
    Professional fees ....................................         12,518         15,256         15,256         15,256
    Custodial fee ........................................         37,018         20,664         11,701          8,440
    Transfer and dividend disbursing agent fees ..........          8,895          2,368          5,310          7,548
    Amortization of deferred organziation costs ..........          3,565          3,401          1,516          1,516
    Marketing expense ....................................         19,334         14,084         15,242         15,666
    Security pricing services ............................          7,167          7,167          9,015          9,015
    Registration, filing fees and other  expenses ........         30,402         35,406          6,447          8,890
    Less:
        Expense reimbursement ............................             --             --         (2,250)       (32,420)
                                                             ------------    -----------    -----------    -----------
         NET EXPENSES ....................................      1,408,438        634,875        341,313        217,345
                                                             ------------    -----------    -----------    -----------
NET INVESTMENT INCOME ....................................     11,947,707      4,387,545      1,937,599      1,232,788
                                                             ------------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized gains (losses) ..........................      1,584,614        297,039        (66,049)        43,574
    Net change in unrealized appreciation
      (depreciation) on investments.......................    (12,789,445)    (2,611,795)    (2,431,870)    (1,869,583)
                                                             ------------    -----------    -----------    -----------
        NET REALIZED AND UNREALIZED LOSSES ON
               INVESTMENTS ...............................    (11,204,831)    (2,314,756)    (2,497,919)    (1,826,009)
                                                             ------------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....   $    742,876    $ 2,072,789    $  (560,320)   $  (593,221)
                                                             ============    ===========    ===========    ===========

                See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              BOND FUND
                                                  -----------------------------------
                                                  Six Months Ended
                                                   June 30, 1996        Year Ended
                                                     (Unaudited)        Dec. 31, 1995
                                                  -----------------     -------------
FROM OPERATIONS:
  Net investment income ........................   $  17,333,610        $  30,487,886
  Net realized gains (losses) ..................       3,804,179           (1,566,826)
  Net change in unrealized appreciation
    (depreciation) on investments ..............     (26,317,524)          72,514,668
                                                   -------------        -------------
      Net increase (decrease) in net assets
            from operations ....................      (5,179,735)         101,435,728
                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income ...................     (16,506,339)         (31,071,705)
  From realized gains ..........................              --                   --
                                                   -------------        -------------
     Total distributions .......................     (16,506,339)         (31,071,705)
                                                   -------------        -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ....................      78,556,127           81,776,844
  Net asset value of shares issued in
    reinvestment of distributions
    to shareholders ............................      13,302,100           24,963,507
                                                   -------------        -------------
                                                      91,858,227          106,740,351
  Less:  payments for shares redeemed ..........     (47,965,419)         (86,707,190)
                                                   -------------        -------------
  Net increase (decrease) in net assets
       from capital share transactions .........      43,892,808           20,033,161
                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........      22,206,734           90,397,184
NET ASSETS:
  Beginning of period ..........................     517,565,579          427,168,395
                                                   -------------        -------------
  End of period ................................   $ 539,772,313        $ 517,565,579
                                                   =============        =============
CAPITAL SHARE TRANSACTIONS:
Shares sold ....................................       7,707,350            8,355,987
Shares issued in reinvestment of
    distributions to shareholders ..............       1,313,291            2,525,870
                                                   -------------        -------------
                                                       9,020,641           10,881,857
Less: shares redeemed ..........................      (4,664,438)          (8,790,418)
                                                   -------------        -------------
NET INCREASE (DECREASE) IN
      SHARES OUTSTANDING .......................       4,356,203            2,091,439

CAPITAL SHARES:
  Beginning of period ..........................      49,523,843           47,432,404
                                                   -------------        -------------
  End of period ................................      53,880,046           49,523,843
                                                   =============        =============

                See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                      INTERMEDIATE BOND FUND                      SHORT BOND FUND
                                                 ----------------------------------     ----------------------------------
                                                 Six Months Ended                       Six Months Ended
                                                  June 30, 1996        Year Ended        June 30, 1996        Year Ended
                                                   (Unaudited)        Dec. 31, 1995       (Unaudited)        Dec. 31, 1995
                                                 ----------------     -------------     ----------------    --------------
FROM OPERATIONS:
  Net investment income ......................   $  11,947,707       $   24,249,471       $  4,387,545      $  5,750,588
  Net realized gains (losses) ................       1,584,614           (4,126,208)           297,039            97,446
  Net change in unrealized appreciation
    (depreciation) on investments ............     (12,789,445)          52,637,906         (2,611,795)        3,290,608
                                                 -------------       --------------       ------------      ------------
      Net increase (decrease) in net asset
         from operations .....................         742,876           72,761,169          2,072,789         9,138,642
                                                 -------------       --------------       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income .................     (11,741,638)         (24,265,050)        (4,246,758)       (5,697,455)
  From realized gains ........................              --                   --                 --           (25,517)
                                                 -------------       --------------       ------------      ------------
     Total distributions .....................     (11,741,638)         (24,265,050)        (4,246,758)       (5,722,972)
                                                 -------------       --------------       ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ..................      46,700,134           47,268,989         22,207,990       114,313,557
  Net asset value of shares issued in
      reinvestment of distributions to
      shareholders ...........................       9,111,108           19,077,115          1,797,267         3,924,968
                                                 -------------       --------------       ------------      ------------
                                                    55,811,242           66,346,104         24,005,257       118,238,525
  Less:  payments for shares redeemed ........     (59,304,193)       (102,551,4510)       (20,278,504)      (22,556,503)
                                                 -------------       --------------       ------------      ------------

  Net increase (decrease) in net assets from
      capital share transactions .............      (3,492,951)         (36,205,348)         3,726,753        95,682,022
                                                 -------------       --------------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ........     (14,491,713)          12,290,771          1,552,784        99,097,692
NET ASSETS:
  Beginning of period ........................     405,309,939          393,019,168        163,336,855        64,239,163
                                                 -------------       --------------       ------------      ------------
  End of period ..............................   $ 390,818,226       $  405,309,939       $164,889,639      $163,336,855
                                                 =============       ==============       ============      ============

CAPITAL SHARE TRANSACTIONS:
Shares sold ..................................       4,562,448            4,818,378          2,182,552        11,284,693
Shares issued in reinvestment of distributions
    to shareholders ..........................         895,970            1,922,824            177,284           388,668
                                                 -------------        -------------       ------------      ------------
                                                     5,458,418            6,741,202          2,359,836        11,673,361
Less: shares redeemed ........................      (5,780,224)         (10,335,186)        (1,992,684)       (2,236,808)
                                                 -------------        -------------       ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING         (321,806)          (3,593,984)           367,152         9,436,553

CAPITAL SHARES:
  Beginning of period ........................      39,092,534           42,686,518         15,963,488         6,526,935
                                                 -------------        -------------       ------------      ------------
  End of period ..............................      38,770,728           39,092,534         16,330,640        15,963,488
                                                 =============        =============       ============      ============

                See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                  BOND FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                                                  MICHIGAN
                                                          MUNICIPAL BOND FUND                 MUNICIPAL BOND FUND
                                                    -------------------------------    -------------------------------
                                                    Six Months Ended                   Six Months Ended
                                                     June 30, 1996     Year Ended       June 30, 1996      Year Ended
                                                      (Unaudited)     Dec. 31, 1995      (Unaudited)      Dec. 31, 1995
                                                    ----------------  -------------   -----------------   -------------
FROM OPERATIONS:
  Net investment income ..........................   $ 1,937,599      $  3,150,282      $  1,232,788      $  2,357,562
  Net realized gains (losses) ....................       (66,049)         (132,105)           43,574            95,495
  Net change in unrealized appreciation
    (depreciation) on investments ................    (2,431,870)        7,347,301        (1,869,583)        5,119,573
                                                     -----------      ------------      ------------      ------------
      Net increase (decrease) in net assets
          from operations ........................      (560,320)       10,365,478          (593,221)        7,572,630
                                                     -----------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income .....................    (1,937,128)       (3,149,113)       (1,236,300)       (2,358,540)
  From realized gains ............................            --                --                --                --
                                                     -----------      ------------      ------------      ------------
     Total distributions .........................    (1,937,128)       (3,149,113)       (1,236,300)       (2,358,540)
                                                     -----------      ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ......................    21,316,633        25,660,467         7,496,325        12,994,627
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............       738,830           964,584           463,577           927,746
                                                     -----------      ------------      ------------      ------------
                                                      22,055,463        26,625,051         7,959,902        13,922,373
  Less:  payments for shares redeemed ............    (6,000,339)      (18,133,625)       (4,580,538)      (10,946,362)
                                                     -----------      ------------      ------------      ------------
  Net increase (decrease) in net assets from
     capital share transactions ..................    16,055,124         8,491,426         3,379,364         2,976,011
                                                     -----------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ............    13,557,676        15,707,791         1,549,843         8,190,101
NET ASSETS:
  Beginning of period ............................    76,963,564        61,255,773        53,453,160        45,263,059
                                                     -----------      ------------      ------------      ------------
  End of period ..................................   $90,521,240      $ 76,963,564      $ 55,003,003      $ 53,453,160
                                                     ===========      ============      ============      ============
CAPITAL SHARE TRANSACTIONS:
Shares sold ......................................     2,034,316         2,502,764           721,787         1,290,446
Shares issued in reinvestment of
    distribution to shareholder ..................        70,764            93,325            44,733            90,653
                                                     -----------      ------------      ------------      ------------
                                                       2,105,080         2,596,089           766,520         1,381,098
Less: shares redeemed ............................      (572,717)       (1,774,851)         (441,176)       (1,085,688)
                                                     -----------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING ....     1,532,363           821,238           325,344           295,410
CAPITAL SHARES:
  Beginning of period ............................     7,205,434         6,384,196         5,041,749         4,746,339
                                                     -----------      ------------      ------------      ------------
  End of period ..................................     8,737,797         7,205,434         5,367,093         5,041,749
                                                     ===========      ============      ============      ============

                See accompanying notes to financial statements.


                                                THE WOODWARD FUNDS
                                                    BOND FUND
                                             PORTFOLIO OF INVESTMENTS

                                                  June 30, 1996
                                                   (Unaudited)
                                                                                                       Market
                                                   Description                          Face Amount     Value
                                                   -----------                          -----------     -----
TEMPORARY CASH INVESTMENTS - 5.93%
      Salomon Brothers, Revolving Repurchase Agreement, 5.53%, 7/1/96
          (secured by various U.S. Treasury Strips with maturities ranging
          from 2/15/99 through 8/15/00, all held at Chemical Bank) .................   $20,534,030   $20,534,030
      Daiwa, Securities America, Inc., Revolving Repurchase Agreement,
          5.50%, 7/1/96 (secured by  U.S. Treasury Bills due 12/19/96,
          held at the bank of New York) ............................................    11,500,000    11,500,000
                                                                                                     -----------
      (Cost $32,034,030)                                                                              32,034,030
                                                                                                     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 77.50%
      U.S. Treasury Securities - 35.22%
          Principal Strip from U.S. Treasury Securities due:
              5/15/17 ..............................................................    10,420,000     2,370,967
              8/15/17 ..............................................................    31,915,000     7,126,300
          Strip from U.S. Treasury Securities due:
              5/15/98 ..............................................................     1,800,000     1,608,318
              8/15/98 ..............................................................     1,500,000     1,317,990
              11/15/98 .............................................................     1,700,000     1,469,752
              2/15/99 ..............................................................    10,805,000     9,185,763
              8/15/99 ..............................................................     3,000,000     2,465,598
              5/15/05 ..............................................................     3,950,000     2,173,053
              2/15/11 ..............................................................     4,525,000     1,633,570
              5/15/11 ..............................................................     9,338,000     3,308,453
              2/15/12 ..............................................................     4,555,000     1,525,652
              5/15/13 ..............................................................    10,594,000     3,230,217
              2/15/14 ..............................................................    15,700,000     4,532,747
              5/15/18 ..............................................................    15,620,000     3,310,815
              11/15/18 .............................................................    49,840,000    10,185,302
          U.S. Treasury Bonds:
              12.750%, 11/15/10 ....................................................     6,850,000     9,618,907
              10.375%, 11/15/12 ....................................................    12,965,000    16,459,457
              12.500%, 8/15/14 .....................................................     1,300,000     1,914,654
              8.750%, 5/15/17 ......................................................     1,000,000     1,186,875
          U.S. Treasury Notes:
              6.125%, 7/31/96 ......................................................     1,000,000     1,000,780
              8.000%, 10/15/96 .....................................................     4,400,000     4,431,636

                                    FS-281

              7.250%, 11/15/96 .....................................................     3,890,000     3,914,935
              8.500%, 4/15/97 ......................................................     1,270,000     1,296,784
              8.500%, 5/15/97 ......................................................     3,130,000     3,201,896
              6.750%, 5/31/97 ......................................................     1,000,000     1,008,440
              5.875%, 7/31/97 ......................................................     2,100,000     2,100,000
              8.625%, 8/15/97 ......................................................    18,900,000    19,452,258
              8.750%, 10/15/97 .....................................................     6,150,000     6,361,376
              5.250%, 12/31/97 .....................................................     8,410,000     8,323,259
              7.875%, 1/15/98 ......................................................     7,592,000     7,795,997
              8.125%, 2/15/98 ......................................................     3,000,000     3,093,750
              7.875%, 4/15/98 ......................................................    14,125,000    14,542,111
              6.875%, 7/31/99 ......................................................     7,410,000     7,515,370
              7.750%, 11/30/99 .....................................................    19,815,000    20,632,369
              7.250%, 5/15/04 ......................................................     1,000,000     1,035,625
                                                                                                     -----------
      (Cost $188,826,366)                                                                            190,330,976
                                                                                                     -----------
      Agency Obligations - 42.28%
          Federal Home Loan Mortgage Corp. Participation Ctfs.:
              #170269, 12.000%, 8/1/15 .............................................     1,694,998     1,896,155
              #200070, 7.500%, 4/1/02 ..............................................       264,359       264,845
              #274081, 7.500%, 7/1/16 ..............................................        86,778        86,103
              #289711, 7.500%, 4/1/17 ..............................................       155,346       154,009
              #555238, 12.000%, 7/1/19 .............................................       806,535       903,025
          Federal Home Loan Mortgage Corp. Gtd. Multi-Class
            Mortgage Participation Ctfs.:
              Series 10 Class D, 10.000%, 7/15/18 ..................................       902,902       927,632
              Series 11 Class D, 9.500%, 7/15/19 ...................................     3,000,000     3,258,687
              Series 22 Class C, 9.500%, 4/15/20 ...................................     1,104,876     1,205,906
              Series 23 Class E, 9.400%, 8/15/19 ...................................       672,904       695,224
              Series 23 Class F, 9.600%, 4/15/20 ...................................     1,375,000     1,503,190
              Series 29 Class SD, IO, IF, 4/25/24 ..................................    21,046,201       539,204
              Series 32 Class B, 9.500%, 8/15/19 ...................................       684,614       697,875
              Series 38 Class C, 9.500%, 1/15/19 ...................................       415,500       425,971
              Series 41 Class I, HB, 84.000%, 5/15/20 ..............................       123,007       356,721
              Series 47 Class F, 10.000%, 6/15/20 ..................................       500,000       550,635
              Series 51 Class D, 10.000%, 5/15/19 ..................................       117,372       117,126
              Series 82 Class D, 8.900%, 10/15/20 ..................................     1,000,000     1,003,789

                                      FS-282

              Series 99 Class Z, 9.500%, 1/15/21 ...................................     1,915,624     2,041,287
              Series 129 Class E, 8.850%, 6/15/09 ..................................     3,189,484     3,221,663
              Series 134 Class B, IO, 9.000%, 8/15/22 ..............................     1,033,152       324,151
              Series 204 Class E, HB, IF, 5/15/23 ..................................     2,174,473       500,129
              Series 1022 Class G, 8.000%, 2/15/19 .................................       136,960       136,969
              Series 1045 Class G, HB, 1066.2085%, 2/15/21 .........................       438,612       135,312
              Series 1051 Class D, 7.000%, 11/15/19 ................................     1,091,458     1,096,063
              Series 1065 Class J, 9.000%, 4/15/21 .................................     2,000,000     2,118,058
              Series 1072 Class A, HB, 1008.500%, 5/15/06 ..........................     3,051,994       738,277
              Series 1079 Class S, IF, 5/15/21 .....................................     1,169,612     1,218,222
              Series 1084 Class F, AR, 5/15/21 .....................................     2,000,000     2,038,578
              Series 1084 Class S, IF, 5/15/21 .....................................     1,400,000     1,610,000
              Series 1089 Class C, IO, IF, 6/15/21 .................................     7,927,260     1,011,592
              Series 1098 Class M, HB, 10.080%, 6/15/06 .............................    1,351,278       324,307
              Series 1144 Class KB, 8.500%, 9/15/21 ..................................   2,000,000     2,071,298
              Series 1172 Class L, HB, 1167.776%, 11/15/21 ...........................   1,977,643       624,935
              Series 1196 Class B, HB, IF, 1/15/22 ...................................   8,036,510       773,112
              Series 1295 Class JB, 4.500%, 3/15/07 ..................................   2,400,000     2,051,662
              Series 1297 Class H, 7.500%, 1/15/20 ...................................   1,764,136     1,715,762
              Series 1298 Class L, HB, 981.8667, 6/15/07 .............................     900,000       355,500
              Series 1329 Class S, IO, IF, 8/15/99 ...................................   4,455,276       233,902
              Series 1360 Class PK, 10.000%, 12/15/20 ................................   3,500,000     3,922,447
              Series 1370 Class F, 6.750%, 3/15/19 ...................................     600,000       588,677
              Series 1378 Class H, 10.000%, 1/15/21 ..................................   1,500,000     1,675,843
              Series 1378 Class JZ, 7.500%, 11/15/21 .................................   2,367,728     2,181,301
              Series 1418 Class B, 6.500%, 11/15/19 ..................................   2,250,000     2,164,462
              Series 1465 Class SA, IO, IF, 2/15/08 ..................................  25,247,923     1,199,276
              Series 1483 Class E, 6.500%, 2/15/20 ...................................   3,150,000     3,020,091
              Series 1489 Class L, 5.500%, 4/15/08 ...................................   1,945,626     1,846,417
              Series 1506 Class F, AR, 5/15/08 .......................................   1,508,437     1,493,352
              Series 1506 Class S, IF, 5/15/08 .......................................     538,727       430,982
              Series 1506 Class SD, IO, IF, 5/15/08 ..................................  23,761,300     1,076,625
              Series 1508 Class KB, IO, IF, 5/15/23 ..................................   8,086,045       510,391
              Series 1531 Class K, 6.000%, 4/15/08 ...................................   1,127,152     1,053,953
              Series 1554 Class KA, PO, 8/15/08 ......................................     871,080       566,202
              Series 1575, Class FB, AR, 8/15/08 .....................................   2,685,107     2,664,968
              Series 1575, Class SB, AR, 8/15/08 .....................................     895,035       519,121

                                      FS-283

              Series 1583 Class NS, IF, 9/15/23 ......................................   1,270,128       781,129
              Series 1585 Class NB, IF, 9/15/23 ......................................   2,271,596     1,553,204
              Series 1586 Class A, 6.000%, 9/15/08 ...................................   1,474,998     1,366,998
              Series 1595 Class S, IO, IF, 10/15/11 ..................................  13,699,724       642,106
              Series 1602, Class O, 6.000%, 10/15/23 .................................   1,300,000     1,146,443
              Series 1604 Class SE,  IF, 11/15/08 ....................................     701,374       506,742
              Series 1628 Class S, IF, 12/15/23 ......................................   2,550,000     1,198,500
              Series 1640 Class A, 5.500%, 10/15/07 ..................................   1,024,748       976,440
              Series 1655 Class F, AR, 12/15/08 ......................................   1,494,755     1,457,386
              Series 1655 Class SA, IF, 12/15/08 .....................................     344,875       230,418
              Series 1681 Class K, 7.000%, 8/15/23 ...................................   1,089,788     1,030,829
              Series 1686 Class SH, IF, 2/15/24 ......................................   1,535,892       936,894
              Series 1686 Class SL, IF, 2/15/24 ......................................   1,201,836       874,336
              Series 1689 Class SD, IF, 3/15/24 ......................................   1,725,000     1,306,687
              Series 1694 Class SE, IF, 5/15/23 ......................................   1,401,417     1,171,935
              Series 1706 Class LA, 7.000%, 3/15/24 ..................................   4,903,757     4,736,142
              Series 1757-A, Class A, 9.500%, 5/15/23 ................................   3,219,129     3,396,181
              Series 1796-A, Class S, IF, 2/15/09 ....................................   1,000,000       660,000
              Series 1798-B, Class C, 6.500%, 3/15/08 ................................   2,250,000     2,103,253
              Series 1807, Class G, 9.000%, 1/01/06 ..................................   2,542,113     2,650,153
              Series 1825, Class C, 5.7999%, 12/15/23 ................................   2,000,000     1,705,620
              Series 1854, Class C, PO, 4/15/08 ......................................   2,250,000     1,262,092
          Federal Housing Administration Merrill Lynch Project
              Pass Thru Ctfs., 7.430%, 8/1/20 ......................................     1,351,708     1,355,763
          Federal Housing Administration Project #073-35307, 7.430%, 1/1/22 ........     1,794,408     1,796,203
          Federal Housing Administration Greystone, 7.430%, 11/1/22 ................     2,644,411     2,647,055
          Federal National Mortgage Assn. Mortgage Backed Securities,
            Stripped Trust:
              23, Class 2, IO, 10.000%, 9/1/17 .....................................     1,223,229       405,195
              50, Class 2, IO, 10.500%, 3/25/19 ....................................       164,626        49,799
          Federal National Mortgage Assn. Pass Thru Securities:
              Pool #44699, 7.000%, 4/1/17 ..........................................       313,578       306,360
              Pool #50966, 7.000%, 1/1/24 ..........................................     1,962,510     1,899,296
              Pool #70226, Adjustable Rate, 1/1/19 .................................       565,352       556,165
              Pool #116612, Adjustable Rate, 3/1/19 ................................     2,351,257     2,422,470
              Pool #160330, 6.345%, 3/1/99 .........................................     2,373,167     2,350,930

                                     FS-284

              Pool #303306, 12.500%, 1/1/16 ........................................     1,924,476     2,215,012
          Federal National Mortgage Assn. Pass Thru Securities
            Guaranteed Remic Trust:
              1988 Class 7-Z, 9.250%, 4/25/18 ......................................       726,189       767,740
              1988 Class 17-B, 9.400%, 10/25/17 ....................................       568,500       586,947
              1989 Class 27-D, 10.000%, 1/25/16 ....................................       597,208       615,309
              1989 Class 34-E, 9.850%, 8/25/14 .....................................     1,000,000     1,050,395
              1989 Class 69-G, 7.600%, 10/25/19 ....................................     2,250,000     2,186,008
              1989 Class 70-G, 8.000%, 10/25/19 ....................................     2,000,000     2,033,078
              1989 Class 73-C, PO, 10/25/19 ........................................     1,299,464       972,973
              1989 Class 78-H, 9.400%, 11/25/19 ....................................     1,250,000     1,356,586
              1990 Class 1-D, 8.800%, 1/25/20 ......................................     3,200,000     3,333,661
              1990 Class 60-K, 5.500%, 6/25/20 .....................................       750,000       681,464
              1990 Class 63-H, 9.500%, 6/25/20 .....................................       900,000       977,345
              1990 Class 93-G, 5.500%, 8/25/20 .....................................     1,500,000     1,361,173
              1990 Class 94-H, HB, 505.000%, 8/25/20 ...............................     3,376,441       550,360
              1990 Class 95-J, HB, 1118.040%, 8/25/20 ..............................     1,841,849       711,875
              1990 Class 102-J, 6.500%, 8/25/20 ....................................     4,000,000     3,829,276
              1990 Class 120-H, 9.000%, 10/25/20 ...................................     2,500,000     2,670,522
              1990 Class 134-SC, IF, 11/25/20 ......................................     1,063,660     1,151,412
              1990 Class 140-K, HB, 652.1454%, 12/25/20 ............................     1,829,206       515,836
              1991 Class 4-N, HB, 758.750%, 1/25/06 ................................       948,273       183,017
              1991 Class 7-K, HB, 908.500%, 2/25/21 ................................       700,030       175,007
              1991 Class 33-J, HB, 1008.250%, 4/25/06 ..............................       881,356       210,556
              1991 Class 55-G, HB, 1148.550%, 2/25/05 ..............................       149,738         4,193
              1991 Class 144-PZ, 8.500%, 6/25/21 ...................................     2,227,174     2,302,695
              1992 Class 13-S, HB, IF, 1/25/99 .....................................     3,154,661       233,445
              1992 Class 135-LC, 7.500%, 9/25/07 ...................................     1,000,000     1,016,359
              1992 Class 137-BA, 3.500%, 1/25/17 ..................................      2,003,750     1,875,506
              1992 Class 186-M, 6.000%, 9/25/07 ...................................      1,281,026     1,176,736
              1992 Class 199-S, IO, IF, 11/25/99 ..................................     11,934,175       507,202
              1992 Class 204-B, 6.000%, 10/25/20 ..................................      4,300,000     3,891,926
              1992 Class 215-PM, 7.875%, 11/25/21 .................................      1,600,000     1,653,582
              1993 Class 8-SB, IO, IF, 8/25/06 ....................................     13,789,057       637,744
              1993 Class 12-S, IO, IF, 2/25/23 ....................................      6,750,262       405,016
              1993 Class 12-SB, IF, 2/25/23 .......................................      5,337,417       507,055
              1993 Class 13-G, 6.000%, 6/25/20 ....................................      2,000,000     1,866,678

                                     FS-285

              1993 Class 15-K, 7.000%, 2/25/08 ....................................        760,583       725,793
              1993 Class 19-G, 5.000%, 5/25/19 ....................................      3,265,000     2,974,216
              1993 Class 32-K, 6.000%, 3/25/23 ....................................      1,613,359     1,374,983
              1993 Class 38-S, IO, IF, 11/25/22 ...................................     27,598,140       827,944
              1993 Class 44-S, IO, IF, 4/25/23 ....................................     11,488,923       800,548
              1993 Class 58-J, 5.500%, 4/25/23 ....................................      1,803,121     1,612,098
              1993 Class 94-K, 6.750%, 5/25/23 ....................................      1,234,154     1,154,586
              1993 Class 113-S, IO, IF, 7/25/23 ...................................      8,229,764       488,601
              1993 Class 139-SG, IF, 8/25/23 ......................................      3,450,311     1,802,787
              1993 Class 152-D, PO, 8/25/23 .......................................      1,000,000       736,250
              1993 Class 155-LA, 6.500%, 5/25/23 ..................................      4,166,134     4,033,188
              1993 Class 155-SB, IO, IF, 9/25/23 ..................................     10,250,574       651,834
              1993 Class 156-SD, IF, 10/25/19 .....................................      1,250,000       706,250
              1993 Class 167-S, IF, 9/25/23 .......................................      1,776,420     1,056,970
              1993 Class X-188A, WA, IO, NTL, 10/01/93 ............................      6,745,833       881,208
              1993 Class 190-SE, IF, 10/25/08 .....................................      1,719,713     1,190,351
              1993 Class 207-SC, IF, 11/25/23 .....................................      3,435,541     1,990,449
              1993 Class 209-KB, 5.659%, 8/25/08 ..................................      4,380,356     3,968,993
              1993 Class 214-L, 6.000%, 12/25/08 ..................................        787,497       741,979
              1993 Class 220-SD, IF, 11/25/13 .....................................      2,087,684     1,216,076
              1993 Class 223-FB, AR, 12/25/23 .....................................      5,732,752     5,532,106
              1993 Class 223-SB, IF, 12/25/23 .....................................      2,901,860     2,009,538
              1993 Class X-225C, FP, IF, 12/25/22 .................................        900,000       872,819
              1993 Class X-225C, VO, IF, 12/25/22 .................................      1,600,000     1,256,000
              1994 Class 19-C, 5.000%, 1/25/24 ....................................      2,519,478     2,197,890
              1994 Class 26-G, PO, 2/25/24 ........................................      2,278,569     1,184,856
              1994 Class 30-LA, 6.500%, 2/25/09 ...................................      1,903,228     1,829,209
              1994 Class 36-SG, IO, IF, 8/25/23 ...................................      7,651,123       542,694
              1994 Class 36-SE, IF, 11/25/23 ......................................      2,061,342     1,350,179
              1994 Class 39-F, AR, 3/25/24 ........................................      1,129,623     1,104,907
              1994 Class 39-S, IF, 3/25/24 ........................................        434,470       340,377
              1994 Class 53-CA, PO, 11/25/23 ......................................      2,500,000     1,718,750
              1994 Class 82-SA, IO, IF, 5/25/23 ...................................     38,352,830     1,150,585
              1995 Class 13-B, 6.500%, 3/25/09 ....................................      3,383,505     3,192,435
              1995 Class XG1C C, 8.800%, 1/25/25 ..................................      1,000,000     1,004,535
              1992-G  Class 15-Z, 7.000%, 1/25/22 .................................      1,691,466     1,474,145
              1992-G  Class 27-G, HB, IF, 5/25/22 .................................        674,016       967,415

                                      FS-286

              1992-G  Class 42-Z, 7.000%, 7/25/22 .................................      1,708,703     1,540,200
              1992-G  Class 59-C, 6.000%, 12/25/21 ................................      1,800,000     1,657,510
              1992-G  Class 61-Z, 7.000%, 10/25/22 ................................      1,020,588       838,729
              1993 Class 19-K, 6.500%, 6/25/19 ....................................      2,208,259     2,068,584
              1993 Class 27-SE, IF, 8/25/23 .......................................      1,343,715       527,408
              1994 Class 13-ZB, 7.000%, 11/17/24 ..................................      2,457,068     2,118,678
              1996-20, Class L, PO, 9/25/08 .......................................      3,165,000     1,688,306
          Government National Mortgage Assn. Pass Thru Securities
           Guaranteed Remic Trust:
              1994 Class 4-SA, IF, 10/16/22 .......................................      7,700,000       446,215
          Government National Mortgage Assn. Pass Thru Pool:
              #023594, 8.500%, 7/15/08 ............................................        440,906       460,015
              #190923, 9.000%, 12/15/16 ...........................................        414,605       439,747
              #297628, 8.000%, 9/15/22 ............................................      3,208,105     3,255,775
              #313110, 7.500%, 11/15/22 ...........................................      1,948,103     1,935,828
              #345288, 7.500%, 3/15/23 ............................................        792,346       786,704
          International Bank For Reconstruction & Development,
              2/15/15 .............................................................      2,000,000       501,254
                                                                                                     -----------
      (Cost $226,214,613)                                                                            228,465,894
                                                                                                     -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ......................................                  418,796,870
      (Cost $415,024,675)                                                                            -----------

CORPORATE BONDS AND NOTES - 13.59%
      Finance - 12.42%
          American Express Co., 11.625%, 12/12/00 .................................      1,400,000     1,517,250
          Associates Corp. of North America:
              9.125%, 4/1/00 ......................................................      2,350,000     2,532,466
              8.150%, 8/1/09 ......................................................      3,085,000     3,236,227
          Case Equipment, 5.500%, 2/15/03 .........................................      4,940,000     4,895,288
          Chase Manhattan Grantor Trust, Series 95-B, 5.900%, 11/15/01 ............      1,343,247     1,341,929
          Collaterized Mortgage Securities Corp. CMO:
              Trust 10-Z, 8.950%, 12/1/16 .........................................      2,736,794     2,749,353
              Trust 12-D, 9.500%, 2/1/17 ..........................................        808,986       837,534
              Trust 16-Q, 14.750%, 3/20/18 ........................................        429,967       451,465
          First USA Credit Card Master Trust, VR, 10/15/01 ........................      4,100,000     4,106,105
          Ford Credit Grantor Trust, Series 94-A, 6.350%, 5/15/99 .................      1,443,232     1,450,432

                                      FS-287

          General Motors Acceptance Corp. Medium Term Note,
              7.550%, 1/14/97 .....................................................      2,500,000     2,519,525
          Government National Mortgage Assn. Backed Trust I CMO,
              Class A, Zero Coupon,  PO, 5/20/17 ..................................        309,439       229,226
          Green Tree, 5.700%, 2/15/26 .............................................      1,683,490     1,679,936


          Kidder Peabody Mortgage Assets Trust CMO, Series 24
              Class E, 8.940%, 4/1/19 .............................................      1,125,000     1,160,594
          Merrill Lynch Trust Series 43 Class E CMO, 6.500%, 8/27/15 ..............      4,000,000     3,797,836
          Merrill Lynch Home Equity Loan, 1992-1, Class A, Variable Rate, 7/15/22        2,517,739     2,523,200
          MLMBS 144-s, 7.430%, 7/25/24 ............................................      4,750,332     4,560,319
          Morgan Stanley Mortgage Trust CMO:
              Series 35-2, HB, IF, 4/20/21 ........................................        460,886       672,755
              Series 37-2, HB, IF, 7/20/21 ........................................        521,055       703,424
              Series 39-3, PO, 12/20/21 ...........................................        865,939       630,776
          Navistar, Class A-2, 6.550%, 11/20/01 ...................................      3,600,443     3,656,822
          ONYX Acceptance, 5.400%, 2/15/01 ........................................      1,265,468     1,251,597
          PaineWebber CMO Trust:
              Series H-4, 8.750%, 4/1/18 ..........................................        890,805       925,448
              Series P-4, 8.500%, 8/1/19 ..........................................      2,586,613     2,661,416
          Rural Housing Trust 1987-1 Sr. Mortgage Pass Thru Ctf.,
              Class 3-B, 7.330%, 4/1/26 ...........................................      1,101,796     1,116,416
          Shearson Lehman, Inc. CMO, Mortgage Backed Sequential
              Pay Bond, Series U, Sequence U-1, 8.750%, 8/27/17 ...................        188,879       189,702
          Standard Credit Card Master Trust Asset Backed Ctf.,
              Series 1995-5, Class A, Adjustable Rate, 5/8/00 .....................      4,000,000     4,060,396
          Superior Wholesale, 1996-A, Adjustable Rate, 3/15/01 ....................      2,700,000     2,700,000
          Toyota Auto Receivables Grantor Trust, Series 95-A
              Class A, 5.850%, 3/15/01 ............................................        959,375       959,595
          World Omni Automobile LSE SEC Trust, Series 95-5
              Class A, 6.050%, 11/25/01 ...........................................      8,000,000     8,013,032
                                                                                                      ----------
      (Cost $64,750,239)                                                                              67,130,064
                                                                                                      ----------
       Industrial - 0.90%
           Boeing Co., 7.950%, 8/15/24 ............................................      1,730,000     1,832,675
           General Motors Corp., 8.800%, 3/1/21 ...................................      2,695,000     3,020,260
                                                                                                      ----------
       (Cost $4,522,779)                                                                               4,852,935
                                                                                                      ----------

                                     FS-288

       Public Utility - 0.27%
             Nippon Telegraph & Telephone Corp., 9.500%, 7/27/98 ..................     1,355,000     1,431,219
             (Cost $1,430,628)                                                                      -----------
       TOTAL CORPORATE BONDS AND NOTES ............................................                  73,414,218
             (Cost $70,703,646)                                                                     -----------
       FOREIGN - 2.98%
             African Development Bank Note, 9.300%, 7/1/00 ........................     1,572,000     1,703,010
             Kingdom of Belgium Put Euro Dollar, 9.200%, 6/28/10 ..................     2,000,000     2,312,500
             Metropolis of Tokyo, 8.700%, 10/05/99 ................................     2,250,000     2,403,625
             National Australia Bank Ltd, 9.700%, 10/15/98 ........................       800,000       853,040
             Province of Ontario, 15.750%, 3/15/12 ................................     1,415,000     1,581,206
             Province of Ontario Eurobond, 7.375%, 1/27/03 ........................     4,400,000     4,519,500
             Province of Quebec, 9.125%, 8/22/01 ..................................     2,515,000     2,730,347
                                                                                                   ------------
             (Cost $17,761,517)                                                                      16,103,228
                                                                                                   ------------
       TOTAL INVESTMENTS ..........................................................                $540,348,346
                                                                                                   ============
             (Cost $535,540,172)

                              THE WOODWARD FUNDS
                                   BOND FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1996
                                  (Unaudited)

                       Notes to Portfolio of Investments

(a) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture.


     Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

     Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

     High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

     Principal Only (PO) represent the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $3,730,108. The book cost of certain IO and HB securities includes a write down in the amount of $6,056,100 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in Note 4 in Notes to Financial Statements.

                              THE WOODWARD FUNDS
                            INTERMEDIATE BOND FUND
                           PORTFOLIO OF INVESTMENTS

                                 June 30, 1996
                                  (Unaudited)

                                                                                                          Market
                                   Description                                       Face Amount          Value
                                   -----------                                       -----------          -----
       TEMPORARY CASH INVESTMENTS - 1.17%
             Salomon Brothers, Revolving Repurchase Agreement, 5.53%, 7/1/96,
                 (secured by various U.S. Treasury Strips with maturities ranging
                 from 2/15/99 through 8/15/00, call held at Chemical Bank) ......    $  4,475,055    $  4,475,055
             (Cost $ 4,475,055)
       U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 83.29%
             U.S. Treasury Securities - 46.97%
                 Strips from U.S. Treasury Securities due:
                     5/15/98 ....................................................       6,600,000       5,897,166
                     11/15/98 ...................................................       7,600,000       6,570,656
                     2/15/99 ....................................................       9,660,000       8,212,352
                     5/15/05 ....................................................       5,660,000       3,113,792
                     8/15/08 ....................................................       5,350,000       2,327,304
                     2/15/09 ....................................................       4,300,000       1,803,033
                     11/15/10 ...................................................       5,000,000       1,840,750
                 U.S. Treasury Bonds:
                     12.750%, 11/15/10 ..........................................       4,581,000       6,432,732
                     10.375%, 11/15/12 ..........................................       7,765,000       9,857,900
                     12.500%, 8/15/14............................................       1,000,000       1,472,811
                 U.S. Treasury Notes:
                     7.375%, 5/15/96
                     6.125%, 7/31/96 ............................................       1,000,000       1,000,780
                     7.250%, 11/15/96 ...........................................       2,000,000       2,012,820
                     8.500%, 4/15/97 ............................................       3,640,000       3,716,768
                     6.875%, 4/30/97 ............................................      10,000,000      10,092,200
                     8.500%, 5/15/97 ............................................      11,470,000      11,733,466
                     6.750%, 5/31/97 ............................................       2,000,000       2,016,880
                     5.875%, 7/31/97 ............................................       5,000,000       5,000,000
                     8.625%, 8/15/97 ............................................       3,000,000       3,087,660
                     8.750%, 10/15/97 ...........................................       9,950,000      10,291,982
                     5.250%, 12/31/97 ...........................................      19,140,000      18,942,590
                     7.875%, 1/15/98 ............................................      13,710,000      14,078,388
                     8.125%, 2/15/98 ............................................       8,300,000       8,559,375
                     7.875%, 4/15/98 ............................................      10,425,000      10,732,850
                     5.125%, 4/30/98 ............................................       3,320,000       3,263,958

                     6.875%, 7/31/99 ............................................       8,000,000       8,113,760
                     7.750%, 11/30/99 ...........................................      17,080,000      17,784,550
                     7.250%, 5/15/04 ............................................       1,000,000       1,035,625
                                                                                       ----------     -----------
             (Cost $180,614,081)                                                                      178,992,148
                                                                                                      -----------
       Agency Obligations - 36.32%
           Federal Home Loan Mortgage Corp. Participation Ctf.:
               #170269,12.000%, 8/01/15 .........................................       1,340,590       1,499,687
               #252600, 7.500%, 9/1/08 ..........................................         341,481         345,426
               #252601, 8.000%, 6/1/01 ..........................................         336,081         340,507
               #555238, 12.000%, 7/1/19 .........................................         612,147         685,381
           Federal Home Loan Mortgage Corp. Gtd. Multi-Class
             Mortgage Participation Ctfs.:
               Series 10 Class D, 10.000%, 7/15/18 ..............................       1,436,435       1,475,778
               Series 11 Class D, 9.500%, 7/15/19 ...............................       1,300,000       1,412,098
               Series 14 Class A, 9.000%, 12/15/19 ..............................          10,647          10,626
               Series 18 Class A, 9.000%, 11/15/19 ..............................          80,381          80,234
               Series 23 Class E, 9.400%, 8/15/19 ...............................         448,603         463,482
               Series 30 Class C, 9.500%, 5/15/18 ...............................         506,917         517,145
               Series 32 Class B, 9.500%, 8/15/19 ...............................       1,860,365       1,896,398
               Series 38 Class C, 9.500%, 1/15/19 ...............................         277,000         283,980
               Series 39 Class E, 10.000%, 10/15/19 .............................         599,452         615,007
               Series 41 Class I, 84.000%, 5/15/20 ..............................          92,255         267,541
               Series 47 Class F, 10.000%, 6/15/20 ..............................         500,000         550,635
               Series 51 Class D, 10.000%, 5/15/19 ..............................          76,785          76,625
               Series 63 Class F, 9.350%, 10/15/19 ..............................         154,482         155,876
               Series 82 Class D, 8.900%, 10/15/20 ..............................         700,000         702,652
               Series 99 Class Z, 9.500%, 1/15/21 ...............................       1,915,624       2,041,287
               Series 129 Class E, 8.850%, 6/15/09 ..............................       2,460,459       2,485,283
               Series 204 Class E, HB, IF, 5/15/23 ..............................           7,008         161,183
               Series 1022 Class G, 8.000%, 2/15/19 .............................         128,742         128,751
               Series 1072 Class A, HB, 1008.500%, 5/15/06 ......................          20,276         490,485
               Series 1079 Class S, IF, 5/15/21 .................................         877,209         913,666
               Series 1084 Class F, AR, 5/15/21 .................................         500,000         509,645
               Series 1084 Class S, IF, 5/15/21 .................................         350,000         402,500
               Series 1098 Class M, HB, 10.080%, 6/15/06 ........................           3,003          72,063
               Series 1144 Class KB, 8.500%, 9/15/21 ............................       2,000,000       2,071,298

               Series 1172 Class L, HB, 1167.776%, 11/15/21 .....................          17,080         539,716
               Series 1196 Class B, HB, IF, 1/15/22 .............................          52,581         505,825
               Series 1295 Class JB, 4.500%, 3/15/07 ............................       1,500,000       1,282,289
               Series 1298 Class L, HB, 981.86%, 6/15/07 ........................           6,000         237,000
               Series 1329 Class S, IO, IF, 8/15/99 .............................       3,818,305         200,461
               Series 1360 Class PK, 10.000%, 12/15/20 ..........................       2,500,000       2,801,748
               Series 1378 Class H, 10.000%, 1/15/21 ............................       1,500,000       1,675,844
               Series 1418 Class B, 6.500%, 11/15/19 ............................       1,250,000       1,202,479
               Series 1465 Class SA, IO, IF, 02/15/08 ...........................      23,271,999       1,105,420
               Series 1489 Class L, 5.500%, 4/15/08 .............................       1,626,544       1,543,605
               Series 1506 Class F, IF, 5/15/08 .................................       1,005,624         995,568
               Series 1506 Class SD, IO, IF, 5/15/08 ............................      13,090,716         593,140
               Series 1506 Class S, IF, 5/15/08 .................................         359,152         287,321
               Series 1508 Class KB, IF, 5/15/23 ................................       4,204,743         265,403
               Series 1531 Class K, 6.000%, 4/15/08 .............................       1,040,448         972,880
               Series 1583 Class NS, IF, 9/15/23 ................................         982,727         604,377
               Series 1585 Class NB, IF, 9/15/23 ................................       2,513,255       1,718,438
               Series 1586 Class A, 6.000%, 9/15/08 .............................       1,374,430       1,273,793
               Series 1595 Class S, IO, IF, 10/15/13 ............................      19,310,781         905,096
               Series 1628 Class S, IF, 12/15/23 ................................       2,500,000       1,175,000
               Series 1640 Class A, 5.500%, 10/15/07 ............................       1,852,429       1,765,104
               Series 1655 Class F, AR, 12/15/08 ................................         970,128         945,875
               Series 1655 Class SA, IF, 12/15/08 ...............................         223,945         149,622
               Series 1689 Class SD, IF, 10/15/23 ...............................       1,500,000       1,136,250
               Series 1694 Class SE, IF, 5/15/23 ................................       1,073,704         897,885
               Series 1706 Class LA, 7.000%, 3/15/24 ............................       3,189,436       3,080,418
               Series 1757-A Class A, 9.500%, 5/15/23 ...........................       2,414,347       2,547,136
               Series 1796-A, Class S, IF, 2/15/09 ..............................       1,391,843         918,616
               Series 1807, Class G, 9.000%, 1/1/06 .............................       1,314,886       1,370,769
               GNMA Series 29 Class SD, IO, IF, 4/25/24 .........................      12,218,404         313,036
           Federal Housing Administration Project #07335307
               7.430%, 1/1/22 ...................................................         996,894         997,890
           Federal Housing Administration Greystone 1996-2
               7.430 %, 11/01/22 ................................................       1,996,470       1,998,467

            Federal National Mortgage Assn. Mortgage Backed Securities
             Stripped Trust:
               46, Class 1, 7.000%, 12/25/03 ....................................         251,832         250,258
               50, Class 2, IO, 10.500%, 3/25/19 ................................         260,657          78,849
           Federal National Mortgage Assn. Pass Thru Securities:
             Guaranteed Remic Trust:
               1988 Class 7-Z, 9.250%, 4/25/18 ..................................         710,738         751,405
               1988 Class 17-B, 9.400%, 10/25/17 ................................          98,801         102,007
               1989 Class 26-D, 10.000%, 5/25/04 ................................         896,882         943,555
               1989 Class 27-D, 10.000%, 1/25/16 ................................       1,089,905       1,122,939
               1989 Class 34-D, 9.850%, 7/25/13 .................................         345,126         347,755
               1989 Class 70-G, 8.000%, 10/25/19 ................................       2,000,000       2,033,078
               1989 Class 73-C, PO, 10/25/19 ....................................         275,805         206,509
               1989 Class 78-H, 9.400%, 11/25/19 ................................       1,750,000       1,899,221
               1990 Class 1-D, 8.800%, 1/25/20 ..................................         950,000         989,681
               1990 Class 60-K, 5.500%, 6/25/20 .................................       1,250,000       1,135,774
               1990 Class 63-H, 9.500%, 6/25/20 .................................         755,000         819,884
               1990 Class 93-G, 5.500%, 8/25/20 .................................       1,250,000       1,134,311
               1990 Class 94-H, HB, 505.000%, 8/25/20 ...........................          19,999         325,983
               1990 Class 95-J, HB, 1118.040%, 8/25/20 ..........................           9,209         355,938
               1990 Class 102-J, 6.500%, 8/25/20 ................................       4,600,000       4,403,667
               1990 Class 120-H, 9.000%, 10/25/20 ...............................         900,000         961,388
               1990 Class 134-SC, IF, 11/25/20 ..................................         632,246         684,406
               1990 Class 140-K, HB, 652.145%, 12/25/20 .........................          17,072         481,444
               1991 Class 4-N, HB, 758.750%, 1/25/06 ............................           3,347          64,589
               1991 Class 7-K, HB, 908.500%, 2/25/21 ............................           1,750          43,752
               1991 Class 20-M, HB, 908.750%, 3/25/06 ...........................           1,746          39,282
               1991 Class 33-J, HB, 1008.250%, 4/25/06 ..........................           4,113          98,260
               1991 Class 55-G, HB, 1148.550%, 2/25/05 ..........................           1,872           5,241
               1991 Class 161-H, 7.500%, 2/25/21 ................................         618,695         625,574
               1992 Class 13-S, HB, IF, 1/25/99 .................................           9,341          69,123
               1992 Class 137-BA, 3.500%, 1/25/17 ...............................       1,717,500       1,607,576
               1992 Class 199-S, IO, IF, 11/25/99 ...............................       8,315,671         353,416
               1992 Class 204-B, 6.000%, 10/25/20 ...............................       2,000,000       1,810,198
               1993 Class 8-SB, IO, IF, 8/25/06 .................................      13,258,708         613,215
               1993 Class 12-S, IO, IF, 2/25/23 .................................       4,269,933         256,196
               1993 Class 12-SB, HB, IF, 2/25/23 ................................          47,095         447,401

              1993 Class 19-G, 5.000%, 5/25/19 ..................................       3,530,000       3,215,615
              1993 Class 38-S, IO, IF, 11/25/22 .................................      25,915,015         777,450
              1993 Class 58-J, 5.500%, 4/25/23 ..................................       1,352,341       1,209,074
              1993 Class 94-K, 6.750%, 5/25/23 ..................................         822,769         769,724
              1993 Class 110-SC, IO, IF, 7/25/23 ................................       3,347,674         125,538
              1993 Class 113-S, IO, IF, 7/25/23 .................................       7,369,461         437,525
              1993 Class 139-SG, IF, 8/25/23 ....................................       2,597,473       1,357,180
              1993 Class 152-D, PO, 8/25/23 .....................................         700,000         515,375
              1993 Class 155-LA, 6.500%, 5/25/23 ................................       1,735,889       1,680,495
              1993 Class 155-SB, IO, IF, 9/25/23 ................................       7,380,413         469,320
              1993 Class 156-SD, IF, 10/25/19 ...................................       1,000,000         565,000
              1993 Class 167-S, IF, 9/25/23 .....................................       2,138,284       1,272,279
              1993 Class 190-SE, IF, 10/25/08 ...................................       1,495,403       1,035,088
              1993 Class 207-SC, IF, 11/25/23 ...................................       2,366,706       1,371,198
              1993 Class 209-KB, 5.659%, 8/25/08 ................................       3,599,652       3,261,605
              1993 Class 214-L, 6.000%, 12/25/08 ................................       1,574,994       1,483,958
              1993 Class 215-PM, 7.875%, 11/25/21 ...............................       1,200,000       1,240,187
              1993 Class 220-SD, IF, 11/25/13 ...................................       1,242,669         723,855
              1993 Class 223-FB, AR, 12/25/23 ...................................         721,333         696,087
              1993 Class 223-SB, IF, 12/25/23 ...................................         651,339         451,052
              1993 Class X225-C, FP, IF, 10/25/22 ...............................       1,100,000       1,066,779
              1993 Class X225-C, VO, IF, 12/25/22 ...............................       2,000,000       1,570,000
              1994 Class 19-C, 5.000%, 1/25/24 ..................................       2,082,214       1,816,438
              1994 Class 26-G, PO, 2/25/24 ......................................       2,199,391       1,143,684
              1994 Class 30-LA, 6.500%, 2/25/09 .................................       2,068,725       1,988,271
              1994 Class 36-SE, IF, 11/25/23 ....................................       1,198,454         784,988
              1994 Class 36-SG, IO, IF, 8/25/23 .................................       3,480,275         246,856
              1994 Class 39-F, AR, 3/25/24 ......................................       1,016,661         994,416
              1994 Class 39-S, IF, 3/25/24 ......................................         391,023         306,339
              1994 Class 53-CA, PO, 11/25/23 ....................................       3,352,442       2,304,804
              1994 Class 82-SA, IO, IF, 5/25/23 .................................      18,904,968         567,149
              1995 Class 13-B, 6.500%, 3/25/09 ..................................       2,443,643       2,305,648
              1995 Class X-GIC C, 8.800%, 1/25/25 ...............................       1,000,000       1,004,535
              1996 Class 20-L, PO, 9/25/08 ......................................       1,655,000         882,827
              1992-G Class 27-SQ, HB, IF, 5/25/22 ...............................           3,397         487,616
              1992-G Class 42-Z, 7.000%, 7/25/22 ................................         657,193         592,385
              1993-G Class 8-PG, 6.500%, 7/25/18 ................................       1,000,000         969,819

              1993-G Class 13-G, 6.000%, 6/25/20 ................................       1,000,000         933,339
              1993-G Class 19-K, 6.500%, 6/25/19 ................................       1,613,728       1,511,658
              1993-G Class 27-SE, IF, 8/25/23 ...................................       1,535,674         602,752
              1994-G Class 13-ZB, 7.000%, 11/17/24 ..............................       2,457,068       2,118,678
          Federal National Mortgage Assn. Pass Thru Pool:
              #111366, Adjustable Rate, 8/01/19 .................................         496,193         513,188
              #116612, Adjustable Rate, 3/01/19 .................................       1,508,354       1,554,037
              #160330, 6.345%, 3/1/99 ...........................................       2,373,167       2,350,930
              #303306, 12.500%, 1/1/16 ..........................................       1,270,154       1,461,908
          Government National Mortgage Assn. Pass Thru Pool:
              #297628, 8.000%, 9/15/22 ..........................................       2,138,737       2,170,516
              #313110, 7.500%, 11/15/22 .........................................       1,803,799       1,792,434
                                                                                                      -----------
      (Cost $140,212,374)                                                                             138,423,184
                                                                                                      -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ....................................                     317,415,332
      (Cost $320,826,455)                                                                             -----------

CORPORATE BONDS AND NOTES - 13.78%
      Finance - 13.78%
          American Express Co., 11.625%, 12/12/00 ...............................       1,250,000       1,354,688
          American Express Credit Corp., 8.500%, 6/15/99 ........................         300,000         313,530
          Associates Corp. of North America:
              9.125%, 4/1/00 ....................................................       1,675,000       1,805,055
              8.150%, 8/1/09 ....................................................       3,625,000       3,802,698
          Case Equipment Loan Trust Asset Backed Ctf. Series
              1994 Series A, Class A2, 4.650%, 8/15/99 ..........................         845,846         838,825
              1994 Series C, Class A2, 8.100%, 6/15/01 ..........................       2,000,000       2,053,978
              1996 Series A, Class A2, 5.500%, 2/15/03 ..........................       5,030,000       4,984,473
          Chase Manhattan Grantor Trust Automobile Loan Pass Thru Ctfs
              Series 1995-B, Class A, 5.900%, 11/15/01 ..........................       1,151,354       1,150,225
          Collaterized Mortgage Obligation Trust CMO:
              Series 10, Class Z, 8.950%, 12/1/16 ...............................       4,413,080       4,433,332
              Series 12, Class D, 9.500%, 2/1/17 ................................         404,493         418,767
              Series 16, Class Q, 14.750%, 3/20/18 ..............................         242,501         254,626
              Series 88-2 Class B, 8.800%, 4/20/19 ..............................         518,561         538,128
          First USA Credit Card Master Trust Asset Backed Pass Thru Ctf
              Series 1995-1, Class A, IF, 10/15/01 ..............................       2,000,000       2,002,978

              General Motors Acceptance Corp. Medium Term Note,
                  7.550%, 1/14/97 ...............................................       4,735,000       4,771,980
              Goldman Sachs Trust 7-C CMO, Series 7, Class C-2,                 .
                  9.100%, 4/27/17                                               .
              Green Tree Financial Corp. Loan Trust Asset Backed Ctf            .
                  Series 1996-A, Class A, 5.700%, 2/15/26 ......................        1,282,659       1,279,951
              Merrill Lynch Home Equity Loan Asset Backed Pass Thru Ctf         .
                  Series 1992-1, Class A, IF, 7/15/22 ...........................       2,014,191       2,018,560
              Merrill Lynch MBS Inc. Project Pass Thru Ctf                      .
                  Series 144-S, IF, 7/25/24 .....................................         548,115         526,191
              Merrill Lynch Trust 43-E CMO, Series 43, Class E,
                  6.500%, 8/27/15 ...............................................       1,500,000       1,424,189
              Morgan Stanley Mortgage Trust, CMO:                               .
                  Series 35-2, HB, IF, 4/20/21 .................................            3,512         512,575
                  Series 37-2, HB, IF, 7/20/21 ..................................           3,533         476,901
                  Series 39-3, PO, 12/20/21 ....................................          673,508         490,603
              Navistar Financial Corp. Owner Trust Asset Backed Pass Thru Ctf
                  Series 1995-A, Class A2, 6.550%, 11/20/01 .....................       2,800,344       2,844,195
              Onyx Acceptance Grantor Trust Auto Loan Pass Thru Ctf
                  Series 1996-1, Class A, 5.400%, 5/15/01 .......................       1,265,468       1,251,598
              Rural Housing Trust 1987-1, Senior Mortgage Pass Thru Ctf.,
                  Sub Class 3-B, 7.330%, 4/1/26 .................................         492,974         499,515
              Standard Credit Card Master Trust Asset Backed Ctf
                  Series 1995-5, Class A, IF, 5/8/00
                  Series 1995-10, Class A, 5.900%, 2/7/01 .......................       2,520,000       2,489,556
                  Series 1995-2, Class A, 8.625%, 1/7/02 ........................       1,300,000       1,319,629
              Superior Wholesale Inventory Fing Trust Asset Backed Ctf
                  Series 1996-A, Class A, IF, 3/15/01 ...........................       2,000,000       2,000,000
              Toyota Auto Receivable Grantor Trust Asset Backed Ctf
                  Series 1995-A, Class A, 5.850%, 3/15/01 .......................         957,285         957,504
              World Omni Automobile Lse Sec Trust Asset Backed Ctf
                  Series 1995-A, Class A, 6.050%, 11/25/01 ......................       5,700,000       5,709,285
                                                                                                       ----------
    TOTAL CORPORATE BONDS AND NOTES .............................................                      52,523,535
          (Cost $51,065,191)                                                                           ----------

    FOREIGN - 1.76%
          African Development Bank Note, 9.300%, 7/1/00 .........................         983,000       1,064,923

          Metropolis of Tokyo, 8.700%, 10/5/99 ..................................       1,500,000       1,602,417
          National Australia Bank Ltd., 9.700%, 10/15/98 ........................         400,000         426,520
          Province of Ontario, 7.375%, 1/27/03 ..................................       3,500,000       3,595,057
                                                                                                     ------------
          (Cost $8,233,624)                                                                             6,688,917
                                                                                                     ------------
    TOTAL INVESTMENTS ...........................................................                    $381,102,839
                                                                                                     ============
          (Cost $384,600,325)


                              THE WOODWARD FUNDS
                            INTERMEDIATE BOND FUND
                           PORTFOLIO OF INVESTMENTS
                                 June 30, 1996
                                  (Unaudited)

                       Notes to Portfolio of Investments

(a) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture.


     Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

     Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

     High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

     Principal Only (PO) represent the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $1,900,046. The book cost of certain IO and HB securities includes a write down in the amount of $2,639,653 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in Note 4 in Notes to Financial Statements.

                              THE WOODWARD FUNDS
                                SHORT BOND FUND
                           PORTFOLIO OF INVESTMENTS
                                 June 30, 1996
                                  (Unaudited)

                                                                                                         Market
                     Description                                                       Face Amount        Value
                     -----------                                                       -----------        -----
         TEMPORARY CASH INVESTMENT -- 1.26%
           Salomon Brothers, Revolving Repurchase Agreement,
             5.53%, 7/1/96, (secured by various U.S. Treasury
             Strips with maturities ranging from 2/15/99
             through 8/15/00, all held at Chemical Bank) ........................       $2,067,822     $2,067,822
                                                                                                       ----------
           (Cost $ 2,067,822)
         U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 82.44%
           U.S. Treasury Securities -- 65.59%
             Strips from U.S. Treasury Note Principal due:
                 8/15/98 ........................................................          500,000        439,330
             U.S. Treasury Notes:
                 8.500%, 7/15/97 ................................................          250,000        256,522
                 5.750%, 9/30/97 ................................................       30,269,000     30,212,246
                 8.750%, 10/15/97 ...............................................          490,000        506,841
                 5.750%, 10/31/97 ...............................................          250,000        249,375
                 7.375%, 11/15/97 ...............................................        3,500,000      3,562,342
                 5.375%, 11/30/97 ...............................................        4,100,000      4,066,687
                 5.250%, 12/31/97 ...............................................        3,830,000      3,790,497
                 7.875%, 1/15/98 ................................................       11,265,000     11,567,691
                 5.625%, 1/31/98 ................................................        1,450,000      1,441,169
                 7.875%, 4/15/98 ................................................        9,200,000      9,471,676
                 5.125%, 4/30/98 ................................................        1,000,000        983,120
                 9.000%, 5/15/98 ................................................        4,500,000      4,727,115
                 5.375%, 5/31/98 ................................................        1,100,000      1,085,392
                 5.125%, 6/30/98 ................................................        4,500,000      4,416,345
                 5.250%, 7/31/98 ................................................        3,000,000      2,947,980
                 5.125%, 11/30/98 ...............................................        5,000,000      4,878,900
                 8.875%, 2/15/99 ................................................        1,000,000      1,062,186
                 5.875%, 3/31/99 ................................................        1,000,000        990,000
                 7.000%, 4/15/99 ................................................        1,000,000      1,017,970
                 6.500%, 4/30/99 ................................................        3,000,000      3,015,930
                 6.750%, 5/31/99 ................................................        2,200,000      2,225,432
                 6.375%, 7/15/99 ................................................        1,700,000      1,702,924
                 6.875%, 7/31/99 ................................................        1,315,000      1,333,699
                 6.875%, 8/31/99 ................................................        1,000,000      1,014,220
                 7.125%, 9/30/99 ................................................        1,000,000      1,021,870
                 7.500%, 10/31/99 ...............................................        2,500,000      2,581,650

                 7.875%, 11/15/99 ...............................................        1,000,000      1,044,530
                 7.750%, 11/30/99 ...............................................        2,250,000      2,342,813
                 7.750%, 12/31/99 ...............................................        1,000,000      1,041,870
                 7.750%, 1/31/00 ................................................        1,300,000      1,355,042
                 6.875%, 3/31/00 ................................................          500,000        507,655
                 6.375%, 8/15/02 ................................................          500,000        495,468
                                                                                                      -----------
         (Cost $107,699,171)                                                                          107,356,487
                                                                                                      -----------
         Agency Obligations -- 16.85%
             Federal Home Loan Mortgage Corp. Gtd. Multi-Class
               Mortgage Participation Ctfs.:
                 Series 2 Class Z, 9.300%, 3/15/19 ..............................        1,242,507      1,311,800
                 Series 10 Class D, 10.000%, 7/15/18 ............................          205,205        210,825
                 Series 11 Class C, 9.500%, 4/15/19 .............................          482,698        497,782
                 Series 26 Class F, 9.500%, 2/15/20 .............................        1,652,966      1,761,251
                 Series 81 Class A, 8.125%, 11/15/20 ............................          428,196        428,196
                 Series 85 Class C, 8.600%, 1/15/21 .............................          950,840        988,011
                 Series 99 Class Z, 9.500%, 1/15/21 .............................          957,812      1,020,644
                 Series 192 Class H, 9.000%, 7/15/21 ............................          401,566        412,219
                 Series 1045 Class G, HB, 1066.2085%, 2/15/21 ...................            2,193         67,656
                 Series 1096 Class D, 7.000%, 6/15/20 ...........................          927,440        932,846
                 Series 1477 Class F, 6.650%, 5/15/18 ...........................          300,000        297,276
                 Series 1559 Class VF, 6.250%, 2/15/20 ..........................          500,000        485,474
                 Series 1578 Class -- C, 5.500%, 11/15/12 .......................          916,477        912,517
                 Series 1623 Class PC, 5.000%, 11/15/07 .........................          440,000        436,026
                 Series 1669 Class C, 5.100%, 8/15/12 ...........................          740,000        731,652
                 Series 1671 Class D, 5.750%, 11/15/16 ..........................          250,000        246,367
                 Series 1722 Class PB, 6.500%, 2/15/09 ..........................          438,915        438,775
                 Series 1727 Class E, 6.500%, 4/15/18 ...........................        1,000,000        990,369
                 Series 1807 Class G, 9.000%, 1/1/06 ............................          876,591        913,846
             Federal National Mortgage Assn. Medium Term Note
                 4.920%, 9/28/98 ................................................          220,000        212,454
             Federal National Mortgage Assn. Mortgage Backed
         Securities
             Stripped Trust 268, Class 2, IO, 9.000%, 12/25/21 ..................          247,226         81,122
             Federal National Mortgage Assn. Pass Thru
         Securities:
                 Pool #070226, AR, 1/1/19 .......................................          339,212        333,699
                 Pool #111366, AR, 8/1/19 .......................................          400,771        414,498
                 Pool #116612, AR, 3/1/19 .......................................          842,903        868,433

             Federal National Mortgage Assn. Pass Thru
         Securities
               Gtd. Remic Trust:
                 1988 Class 7-Z, 9.250%, 4/25/18 ................................          772,541        816,745
                 1988 Class 15-A, 9.000%, 6/25/18 ...............................          164,729        172,469
                 1988 Class 16-B, 9.500%, 6/25/18 ...............................          986,955      1,054,618
                 1988 Class 17-B, 9.400%, 10/25/17 ..............................           49,400         51,003
                 1988 Class 19-H, 9.500%, 7/25/17 ...............................           33,442         33,435
                 1989 Class 27-D, 10.000%, 1/25/16 ..............................          149,302        153,827
                 1989 Class 31-D, 9.150%, 8/25/18 ...............................          267,766        274,858
                 1989 Class 73-C, PO, 10/25/19 ..................................          212,157        158,853
                 1990 Class 77-C, 9.000%, 7/25/19 ...............................          311,992        323,570
                 1990 Class 94-C, 8.000%, 1/25/19 ...............................          120,745        122,024
                 1991 Class 16-G, 8.000%, 3/25/04 ...............................        1,038,591      1,046,037
                 1991 Class 41-O, 9.000%, 8/25/06 ...............................          375,000        389,565
                 1991 Class 56-K, 8.600%, 2/25/20 ...............................          950,000        973,502
                 1992 Class 13-S, HB, IF, 1/25/99 ...............................            3,970         29,378
                 1992 Class 137-BA, 3.500%, 1/25/17 .............................          286,250        267,929
                 1993 Class 35-C, 5.500%, 10/25/01 ..............................          124,597        123,978
                 1993 Class 85-PD, 5.500%, 7/25/03 ..............................          300,000        296,484
                 1993 Class 103-PC, 5.300%, 11/25/11 ............................          500,000        496,974
                 1993 Class 107-D, 6.500%, 12/25/06 .............................          900,000        884,726
                 1993 Class 252-C, 5.400%, 1/25/12 ..............................          250,000        248,105
                 1994 Class 32-PB, 5.500%, 3/25/03 ..............................        3,000,000      2,973,567
                 1994-G Class 7-PB, 6.000%, 4/17/08 .............................        1,000,000        998,559
                 1994-G Class 8-B, 6.650%, 8/17/07 ..............................          700,000        701,595
                                                                                                      -----------
           (Cost $27,603,500)                                                                          27,585,539
                                                                                                      -----------
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ...........................                     134,942,026
                                                                                                      -----------
           (Cost $135,302,671)

         CORPORATE BONDS AND NOTES -- 16.30%
           Finance -- 13.07%
             American Southwest Financial Corp. CMO, Series
                 67-D,  9.450%, 3/1/15 ..........................................          175,005        174,950
             Associates Corp. of North America:
                 9.700%, 5/1/97 .................................................          765,000        787,216
                 6.800%, 12/15/97 ...............................................          800,000        807,041

                 8.500%, 1/10/00 ................................................          500,000        528,053
                 7.550%, 8/23/01 ................................................          250,000        257,155
               Associates Corp. of North America Medium Term
           Note
                 Tranche #SR 00455, 7.480%, 7/27/02 .............................          300,000        307,318
               Beneficial Finance Corp. Medium Term Note:
                 Tranche #00107, 9.250%, 10/15/96 ...............................        1,150,000      1,162,579
                 Tranche #00490, 7.200%, 2/21/97 ................................          400,000        403,487
                 Tranche #00659, 7.340%, 11/26/99 ...............................          200,000        203,845
               CFC-7 Grantor Trust Asset Backed Ctf., 8.650%,
           10/15/96 .............................................................          213,533        213,727
               Chemical Bank Grantor Trust 1989-B Participation
                 Marine Contracts, Class 1, 8.900%, 12/15/96 ....................          175,252        176,726
               Citicorp Mortgage Securities, Inc. Remic Pass
           Thru Ctf.,
                 Series 89-16, Class A-1, AR, 4/1/19 ............................          299,990        299,990
               Collaterized Mortgage Obligations Trust CMO:
                 Trust 12, Class D, 9.500%, 2/1/17 ..............................          202,247        209,384
               Ford Credit Grantor Trust Asset Backed Ctf .......................
                 Series 1994-B, Class A, 7.300%, 10/15/99 .......................          403,264        408,712
               Ford Motor Credit Co.:
                 7.250%, 5/15/99 ................................................          640,000        650,577
                 9.500%, 4/15/00 ................................................          730,000        792,739
               Ford Motor Credit Co. Medium Term Note:
                 9.000%, 7/26/96 ................................................          500,000        501,488
                 Tranche #TR 00493, 6.450%, 7/21/97 .............................          300,000        301,026
                 Tranche #00281, 7.470%, 7/29/99 ................................        1,000,000      1,021,931
                 Tranche #00442, 7.590%, 4/06/00 ................................          300,000        307,438
               General Electric Capital Corp., 8.75%, 11/26/96 ..................          500,000        505,868
               General Electric Capital Corp. Medium Term Note
                 Tranche #TR 00624, 7.665%, 2/3/97 ..............................          500,000        505,492
               General Motors Acceptance Corp. Medium Term Note
                 Tranche #00162, 7.750%, 2/20/97 ................................          250,000        252,902
               Lomas Mortgage Funding Corp. II, CMO, Series
                 88-1A, 9.000%, 9/20/15 .........................................           30,896         30,986
               MBNA Master Credit Card Trust Asset Backed Ctf ...................
                 Trust 91-1, Series 1991-1A, 7.750%, 10/15/98 ...................        1,458,333      1,467,053
                 Trust 92-1, Series 1992-1A, 7.250%, 6/15/99 ....................          750,000        758,872
               Merrill Lynch Home Equity Loan Asset Backed Pass Thru Ctf ........
                 Series 1992-1, Class A, IF, 7/15/22 ............................          839,246        841,067

               Morgan Stanley Mortgage Trust, CMO, Series 38-4,
                 PO, 11/20/21 ...................................................           62,482         44,987
               Navistar Financial Corp. Owner Trust Asset Backed Pass Thru
                 Ctf Series 1995-A, Class A2, 6.550%, 11/20/01 ..................        2,080,256      2,112,831
               Ryland Acceptance Corp. Four, CMO, Series 78,
                 Class 78-B, 9.550%, 3/1/16 .....................................          518,998        534,547
               Shearson Lehman, Inc. CMO, Mortgage Backed
                 Sequential Pay Bond, Series U, Sequence U-1,
                 8.750%, 8/27/17 ................................................           18,084         18,163
               Standard Credit Card Master Trust Asset Backed
                 Ctf Series 1995-2, Class A, 8.625%, 1/7/02 .....................        2,000,000      2,030,198
               Western Financial Grantor Trust Auto Receivable
                 P/T Ctf: 1993-4, Class A1, 4.600%, 4/1/99 ......................          446,602        442,386
                 1993-3, Class A, 6.650%, 12/1/99 ...............................          318,743        321,220
               World Omni Automobile Lse Sec Trust Asset Backed
                 Ctf Series 1995-A, Class A, 6.050%, 11/25/01 ...................        2,000,000      2,003,258
                                                                                                     ------------
             (Cost $21,337,988)                                                                        21,385,212
                                                                                                     ------------
             Industrial -- 3.23%
               Ford Holdings Inc.:
                 9.250%, 3/1/00 .................................................        2,053,000      2,209,732
                 9.250%, 7/15/97 ................................................        1,716,000      1,768,021
               Pepsico, Inc.:
                 7.875%, 8/15/96 ................................................          510,000        511,369
                 7.000%, 11/15/96 ...............................................          252,000        253,137
               Waste Management Inc., 7.875%, 8/15/96 ...........................          550,000        551,477
                                                                                                     ------------
             (Cost $5,307,936)                                                                          5,293,736
                                                                                                     ------------
           TOTAL CORPORATE BONDS AND NOTES ......................................                      26,678,948
             (Cost $26,645,923)                                                                      ------------
           TOTAL INVESTMENTS ....................................................                    $163,688,796
             (Cost $164,016,417)                                                                     ============


                              THE WOODWARD FUNDS
                                SHORT BOND FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 1996
                                  (Unaudited)

                       Notes to Portfolio of Investments

(a) The Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represent the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                              THE WOODWARD FUNDS
                         WOODWARD MUNICIPAL BOND FUND
                           PORTFOLIO OF INVESTMENTS

                                 June 30, 1996
                                  (Unaudited)
                                                                                                         Market
                                  Description                                           Face Amount       Value
                                  -----------                                           -----------       -----
    MUNICIPAL BONDS - 99.83%
         Alaska - 2.83%
         Fairbanks North Star Borough S (MBIA Insured), 5.45%, 3/1/06 ...........       $2,500,000     $2,517,725
                                                                                                       ----------
         Arizona - .74%
         Salt River Project Agricultural Improvement Power District
            Revenue, Electric System Series D, 6.00%, 1/1/08 ....................          625,000        662,331
                                                                                                       ----------
         California - 6.51%
         Orange Co Recovery CTFS PRTN CA (MBIA Insured)
           Series A, 5.80%, 7/1/16 ..............................................        2,815,000      2,765,963
         Sacramento, California M.U.D. (MBIA Insured) 5.75%, 1/1/10 .............        3,000,000      3,030,600
                                                                                                       ----------
                                                                                                        5,796,563
                                                                                                       ----------
         Florida - 5.29%
         Florida State Pollution Control Series Y, 6.40%, 7/1/08 ................        1,400,000      1,490,062
         St Petersburg Excise Tax Revenue FL (FGIC Insured), 5.00%, 10/01/16 ....        3,585,000      3,221,840
                                                                                                       ----------
                                                                                                        4,711,902
                                                                                                       ----------
         Georgia - 5.39%
         Gainesville Water & Sewer RV GA (FGIC Insured)
            Water Utility Improvements, Series B,  6.00%, 11/15/12 ..............        3,950,000      4,143,708
         Georgia State Housing And Finance Authority Revenue
           Series B, 6.10%, 12/1/12 .............................................          650,000        656,156
                                                                                                       ----------
                                                                                                        4,799,864
                                                                                                       ----------
         Illinois - 10.68%
         Chicago Metropolitan Water Capital Improvement, 5.50%, 12/1/12 .........        1,000,000        990,360
         Chicago O'Hare International Airport RV ILL (MBIA Insured)
            Refunding 2nd Lien Series C, 5.00%, 01/01/18 ........................        3,000,000      2,627,070
         DuPage Co. Forest Preservation District, 6.00%, 11/1/03 ................        1,750,000      1,860,723
         Evanston General Obligation Unlimited Tax, 6.10%, 12/1/09 ..............        1,000,000      1,041,930
         Illinois Health Facilities Authority Revenue Northwestern Memorial
           Hospital Series A, 5.60%, 8/15/06 ....................................        1,000,000      1,015,380
         Illinois Housing Development, Series A, 5.95%, 7/1/21 ..................        2,000,000      1,974,380
                                                                                                       ----------
                                                                                                        9,509,843
                                                                                                       ----------

         Indiana - 6.84%
         Ball State University Revenue (FGIC Insured) Student Fee Series G,
            6.125%, 7/1/09 ......................................................          400,000        412,100


         Fort Wayne Sewer Works Improvement Revenue Indiana (FGIC Insured),
            5.75%, 8/1/10 .......................................................        1,100,000      1,102,728
         Indiana State Vocational Technology Revenue Series D, 5.90%, 7/1/06 ....        1,000,000      1,041,400
         Indiana Transportation Finance Authority, Series A
            6.25%, 11/1/16 ......................................................        1,500,000      1,513,410
         North Adams Community Schools Participation Ctfs., 5.75%, 7/15/12 ......        1,000,000        994,790
         St. Joseph Co. Hospital Authority Facilities Revenue (MBIA Insured),
            Memorial Hospital South Bend Project, 6.25%, 8/15/12 ................        1,000,000      1,031,500
                                                                                                       ----------
                                                                                                        6,095,928
                                                                                                       ----------
         Kansas - 3.09%
         Johnson Co Unified School District #229 KS
            Series A, General Obligation Unlimited Tax, 5.00%, 10/1/16 ..........        3,000,000      2,752,680
                                                                                                       ----------
         Kentucky - 1.35%
         Kentucky State Turnpike Authority Economic  Development Revenue
           (AMBAC Insured) Refunding, 5.50%, 7/1/06 .............................        1,175,000      1,204,997
                                                                                                       ----------
         Maryland - 1.14%
         Maryland State Community Development Administration Dept ...............
              Housing & Community Development, First Series, 5.80%, 4/1/07 ......        1,000,000      1,019,300
                                                                                                       ----------
         Massachusetts - 7.05%
         Massachusetts Housing Finance Agency Revenue (AMBAC Insured)
           Single Family, 6.00%, 12/1/15 ........................................        4,000,000      3,977,120
         Massachusetts State Finance Agency, Series F
           6.00%, 1/1/15 ........................................................        2,265,000      2,302,635
                                                                                                       ----------
                                                                                                        6,279,755
                                                                                                       ----------
         Michigan - 6.81%
         Grand Rapids Water Supply System Revenue (FGIC Insured),
          6.30%, 1/1/04 .........................................................          250,000        266,703

         Michigan State Building Authority Revenue Series I,
            6.40%,10/1/04 .......................................................          600,000        644,730
         Michigan State Housing Development Authority Revenue
            Series C, 6.375%, 12/1/11 ...........................................        1,450,000      1,481,465
         Rochester Community School District School Building & Site
            Unlimited Tax, 6.50%, 5/1/06 ........................................          250,000        270,350
         Royal Oak Hospital Finance Authority Revenue, William
            Beaumont Hospital:
              Series C, 7.20%, 1/1/05 ...........................................          250,000        270,810
              Series G, 5.60%, 11/15/11 .........................................          850,000        831,105
         Saranac Community School District, 6.00%, 5/1/13 .......................          250,000        253,570
         Wyandotte Electric Revenue, 6.25%, 10/1/17 .............................        2,000,000      2,043,700
                                                                                        ----------     ----------
                                                                                                        6,062,432
                                                                                                       ----------
         Missouri - 5.25%
         Missouri Health & EDL Facilities Authority Revenue
            Series C, 3.70%, 9/1/30 .............................................        2,800,000      2,800,000
         Kansas City School District Building Revenue Elementary School
            Project Series D, 5.10%, 2/1/07 .....................................        1,905,000      1,875,834
                                                                                                       ----------
                                                                                                        4,675,834
                                                                                                       ----------
         New Jersey - 0.47%
         Gloucester Co. Improvement Authority Gtd. Revenue, Solid Waste
            Landfill Project Series AA, 6.20%, 9/1/07 ...........................          400,000        418,500
                                                                                                       ----------
         New York - 0.31%
         Tri-Borough Bridge & Tunnel Authority Revenue General Purpose
            Series X, 6.625%, 1/1/12 ............................................          250,000        276,327
                                                                                                       ----------
         North Carolina - 1.15%
         North Carolina Municipal Power Agency Catawba Electric Revenue,
            6.00%, 1/1/05 .......................................................        1,000,000      1,026,780
                                                                                                       ----------
         Ohio - 4.52%
         Franklin Co. Hospital Revenue, Children's Hospital Series A,
            6.50%, 5/1/07 .......................................................          950,000      1,009,527
         Ohio State Building Authority Revenue, State Facilities Adult
            Correctional Building Fund Series A, 6.125%, 10/1/09 ................          250,000        260,273
         Ohio General Obligation State of Public & Sewer Imports
             Unlimited Tax, 6.00%, 8/1/07 .......................................        1,000,000      1,066,730

         Ohio Housing Financial Agency Mortgage Revenue
         Residential GNMA Series A-1, 6.20%, 9/1/14 .............................        1,670,000      1,693,246
                                                                                                       ----------
                                                                                                        4,029,776
                                                                                                       ----------
         South Carolina - 2.19%
         Greenville Hospital System Facilities Revenue SC
            Health Hospital Nursing Home Improvements
            Series A, 5.60%, 5/1/10 .............................................        2,000,000      1,952,840
                                                                                                       ----------


         South Dakota - 8.06%
         Heartland Consumers Power District Electric Revenue
            Refunding Electric Light & Power Improvements, 6.00%, 1/1/17 ........        2,500,000      2,568,600
         South Dakota Housing Development Authority AA1/AAA
            5.70%, 5/1/08 .......................................................        2,300,000      2,294,710
         South Dakota Housing Development Authority Revenue
           Series C, 6.25%, 5/1/15 ..............................................        1,000,000      1,007,730
         South Dakota State Building Authority Lease Revenue (AMBAC
            Insured), 6.625%, 9/1/12 ............................................        1,200,000      1,309,884
                                                                                                       ----------
                                                                                                        7,180,924
                                                                                                       ----------
         Tennessee - 0.77%
         Metropolitan Government Nashville/Davis County Revenue,
            7.00%, 1/1/14 .......................................................          675,000        690,066
                                                                                                       ----------
         Texas - 7.69%
         Austin Utilities System Revenue (AMBAC Insured), 6.50%, 5/15/11 ........          250,000        262,245
         Harris Co. Flood Control District Refunding General Obligation,
            6.25%,10/1/05 .......................................................          250,000        262,855
         Houston General Obligation Series C, 6.00%, 3/1/05 .....................          400,000        417,312
         San Antonio Water Revenue (MBIA Insured), 6.50%, 5/15/10 ...............          250,000        264,485
         Tarrant Co. Water Control & Improvement District #1 Revenue
            Series A, 6.10%, 3/1/05 .............................................          400,000        415,744
         Texas General Obligation , 7.70%, 8/1/06 ...............................        1,305,000      1,408,800
         Texas General Obligation Refunding Series A Unlimited Tax
            6.00%, 10/1/05 ......................................................        1,000,000      1,066,430

         Texas Turnpike Austin Dallas Northway RV (FGIC Insured)
            President George Bush Turnpike Highway Improvements, 5.25%, 1/1/23 ..        3,000,000      2,747,730
                                                                                                       ----------
                                                                                                        6,845,601
                                                                                                       ----------
         Virginia - 6.19%
         Virginia State Housing Development Authority Revenue,
            5.60%, 11/1/10 ......................................................        1,500,000      1,466,655
         Virginia State Housing Development Commonwealth
            Series H, 6.20%, 1/1/08 .............................................        1,000,000      1,022,450
         Virginia State Public School Authority Revenue Series A,
            6.25%, 1/1/11 .......................................................          500,000        513,190
         Virginia State Transportation Board Contract Revenue
              #58 Corridor, 6.00%, 5/15/19 ......................................        2,500,000      2,508,375
                                                                                                       ----------
                                                                                                        5,510,670
                                                                                                       ----------


         Washington - 2.15%
         Kent General Obligation (AMBAC Insured) Unlimited Tax, 5.40%,
           12/1/06 ..............................................................        1,300,000      1,312,532
         King Co. General Obligation Series A, 7.00%, 12/1/07 ...................          550,000        598,840
                                                                                                       ----------
                                                                                                        1,911,372
                                                                                                       ----------
         Wisconsin - 3.36%
         Wisconsin Housing And Economic Development Authority Revenue
           Series A, 6.15%, 9/1/17 ..............................................        1,500,000      1,502,160
         Wisconsin State Health & Educational Facilities Authority
            Revenue, Lutheran Hospital Benevolent Development Fund
            Series A, 5.60%, 2/15/09 ............................................          450,000        447,552
         Wisconsin State Transportation Revenue Series B, 5.75%, 7/1/12 .........        1,000,000      1,046,950
                                                                                                       ----------
                                                                                                        2,996,662
                                                                                                       ----------
    TOTAL MUNICIPAL BONDS .......................................................                      88,928,672
         (Cost - $88,858,696)                                                                          ----------

    TEMPORARY CASH INVESTMENT - 0.17%
         Woodward Tax Exempt Money Market Fund ..................................          148,787        148,787
         (Cost - $148,786)                                                                             ----------
    TOTAL INVESTMENTS ...........................................................                     $89,077,459
                                                                                                      ===========
         (Cost - $89,007,482)



                              THE WOODWARD FUNDS
                     WOODWARD MICHIGAN MUNICIPAL BOND FUND
                           PORTFOLIO OF INVESTMENTS

                                 June 30, 1996
                                  (Unaudited)
                                                                                                         Market
                                 Description                                          Face Amount        Value
                                 -----------                                          -----------        -----
         MUNICIPAL BONDS - 95.48%
           Michigan - 93.50%
           Allegan Public School District General Obligation (AMBAC
           Insured), Unlimited Tax,5.75%,5/1/12 .................................       $  200,000     $  201,178
           Dearborn Economic Division Oakwood Obligation Group
              Series, 5.60%, 11/15/08 ...........................................        1,690,000      1,698,366
           Detroit Sewer Disposal Revenue (FGIC Insured):
              6.00%, 7/1/00 .....................................................        1,225,000      1,283,923
              Series A, Sewer Improvement, 5.30%, 7/1/06 ........................          455,000        456,097
           East China Township School District School Building & Site,
              Unlimited Tax, 6.00%, 5/1/03 ......................................          400,000        421,484
           Eastern Michigan University General Obligation Revenue
           (AMBAC Insured), 5.125%, 6/1/11 ......................................          500,000        467,570
           Eastern Michigan University General Sinking Fund, 6.375%,
           6/1/14 ...............................................................        1,000,000      1,035,560
           Ferndale School District, 5.50%, 5/1/11 ..............................        1,000,000        991,920
           Grand Haven Electric Revenue, 5.25%, 7/1/13 ..........................        1,315,000      1,232,050
           Grand Traverse Co. Hospital Finance Authority Revenue
           (AMBAC Insured), Munson Healthcare Series A, 5.90%, 7/1/04 ...........        1,000,000      1,048,040
           Hartland Consolidated School District General Obligation
           (AMBAC Insured), Unlimited Tax, 6.00%, 5/1/11 ........................          650,000        666,513
           Holland Electric Revenue, 5.00%, 7/1/09: .............................          625,000        591,231
           Lansing Building Authority (AMBAC Insured), 6.00%, 6/1/05 ............        1,000,000      1,065,320
           Livingston Co. General Obligation Bldg. Authority Limited Tax,
                5.80%, 7/1/08 ...................................................        1,330,000      1,357,917
           Marysville Public School District, 5.60%, 5/1/09 .....................          620,000        621,810
           Michigan General Obligation Environmental Protection Program:
              6.25%, 11/1/08 ....................................................          450,000        489,874
           Michigan Municipal Bond Authority Revenue:
              Local Government Loan Program Series A, 5.70%, 8/1/07 .............        1,145,000      1,165,942
           Michigan State Building Authority Revenue Series I:
              (AMBAC Insured), 5.00%, 10/1/06 ...................................          950,000        929,062
           Michigan State Comprehensive Transportation Revenue Series B,
              5.75%, 5/15/11 ....................................................        2,140,000      2,122,966
           Michigan State Hospital Finance Authority Revenue:
              3.55%, 12/1/23 ....................................................          900,000        900,000

              Detroit Medical Center - B (AMBAC Insured), 5.00%,
                8/15/06 .........................................................        1,000,000        965,260
              Henry Ford Hospital, 6.00%, 9/1/11 ................................        1,250,000      1,272,487
              Henry Ford Hospital, 5.75%, 9/1/17 ................................          750,000        727,612
              Mercy Mt. Clemens, 6.25%, 5/15/11 .................................          500,000        509,175
              Refunding Hospital Daughters Charity, 5.25%, 11/1/15 ..............        1,000,000        912,620
           Michigan State Housing Development Authority Revenue:
              Rental, Series A, 6.20%, 4/1/03 ...................................        1,000,000      1,037,820
              Single Family Mortgage Series B, 6.30%, 4/1/03 ....................        1,000,000      1,001,210
              Series A, 6.00%, 12/1/15 ..........................................        3,000,000      2,969,310
              Series C, 6.375%, 12/1/11 .........................................          750,000        766,275
           Michigan State University Revenue Series A:
              6.25%, 8/15/15 ....................................................        2,000,000      2,036,780
           Newaygo Public Schools General Obligation Unlimited Tax,
              6.00%, 5/1/12 .....................................................          300,000        307,506
           Norway Vulcan Area Schools, 5.75%, 5/1/13 ............................          250,000        248,115
           Novi Community Schools, 6.125%, 5/1/13 ...............................          750,000        769,215
           Novi General Obligation Series A & B Recreational Facilities
              & Public Improvements, 5.00%, 10/1/11 .............................          725,000        668,805
           Oak Park School District (AMBAC Insured):
              6.00%, 6/1/09 .....................................................          250,000        258,740
           Oakland Community College Refunding & Improvement Limited
              Tax: 5.15%, 5/1/09 ................................................          910,000        856,574
              General Obligation, 5.20%, 5/1/10 .................................          700,000        652,773
           Ottawa Co. General Obligation Water Supply System, 6.00%,
              8/1/08 ............................................................        1,950,000      2,027,123
           Perry Public Schools General Obligation Unlimited Tax,
              6.00%, 5/1/12 .....................................................          250,000        253,915
           Rockford Public Schools, 5.875%, 5/1/12 ..............................          500,000        506,055
           Royal Oak Hospital Finance Authority Revenue,
              William Beaumont Hospital - G,5.25%, 11/15/19 .....................        2,000,000      1,833,740
              William Beaumont Hospital - G, 5.60%, 11/15/11 ....................        2,000,000      1,955,540
           Saranac Community School District, 6.00%, 5/1/13 .....................          250,000        253,570
           Traverse City Area Public School District, Series I, 5.70%,
              5/1/12 ............................................................        2,400,000      2,413,296
           Troy City School District, School Improvements, 6.40%,
              5/1/12 ............................................................          400,000        419,352

         University of Michigan Revenue Hospital Series A:
            5.75%, 12/1/12 ......................................................          850,000        836,663
            5.50%, 12/1/21 ......................................................          450,000        415,863
         University of Michigan Revenue Medical Service Plan, 6.20%, 12/1/03 ....        1,000,000      1,075,120
         University of Michigan Revenue Student Fee Series A, 5.25%, 4/1/15 .....        1,000,000        937,520
         Wayne State University (AMBAC Insured):
           5.50%, 11/15/07 ......................................................        1,000,000      1,013,330
           5.65%, 11/15/15 ......................................................          800,000        783,352
         Wayne Westland Community Schools (FGIC Insured), Unlimited Tax,
           5.75%, 5/1/11 ........................................................          350,000        349,968
         Webberville Community School, 5.60%, 5/1/11 ............................          500,000        492,535
         Western University Revenue (FGIC Insured), 6.25%, 11/15/12 .............          250,000        260,732
         Wyoming Public School, 5.875%, 5/1/13 ..................................          350,000        352,608
                                                                                                       ----------
                                                                                                       50,887,382
                                                                                                       ----------


         Puerto Rico - 1.98%
         Puerto Rico Commonwealth GO (MBIA Insured) Unlimited Tax
           Public Improvements, 6.25%, 7/1/12 ..................................         1,000,000      1,078,040
                                                                                                       ----------
       TOTAL MUNICIPAL BONDS ....................................................                      51,965,422
         (Cost - $52,275,602)

       TEMPORARY CASH INVESTMENT - 4.52%
         Woodward Michigan Tax-Exempt Money Market Fund .........................                       2,457,766
         (Cost - $2,457,766)                                                                           ----------
       TOTAL INVESTMENTS ........................................................                     $54,423,188
         (Cost - $54,733,368)                                                                         ===========

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

(1)   Organization and Commencement of Operations

The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of June 30, 1996, Woodward consisted of seventeen separate series of which there were five Bond Funds, as described below.

                       Woodward Bond Fund
                       Woodward Intermediate Bond Fund
                       Woodward Short Bond Fund
                       Woodward Municipal Bond Fund
                       Woodward Michigan Municipal Fund

The Bond and Intermediate Bond Funds commenced operations on June 1, 1991. The Municipal Bond and Michigan Municipal Bond Funds commenced operations February 1, 1993. The Short Bond Fund commenced operations on September 17, 1994.

(2)   Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Bond Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

The Bond Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD), in accordance with procedures approved by the Board of Trustees.

Investment security purchases and sales are accounted for on the day after trade date.

Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Continued)


required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

    Investment Income

Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code. Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method. As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life.

     Federal Income Taxes

It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.


As of December 31, 1995, the Bond Funds had capital loss carryforwards and related expiration dates as follows:


Fund                              2002         2003         Total
----                              ----         ----         -----
Bond ......................   $19,955,806   $1,041,792   $20,997,598
Intermediate ..............     3,916,956    2,190,497     6,107,453
Municipal Bond ............        96,878      333,098       429,976
Michigan Municipal Bond ...        29,400           --        29,400



    Shareholder Dividends

Dividends from net investment income are declared and paid monthly by the Bond Funds. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.


    Deferred Organization Costs

Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Continued)


    When Issued/To Be Announced (TBA) Securities.

The Bond Funds may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Funds to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Funds generally purchase these securities with the intention of acquisition, such securities may be sold before the settlement date.

    Expenses

Expenses are charged daily as a percentage of the Fund's assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)  Transactions with Affiliates

First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the Bond Funds' average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Continued)

NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the period ended June 30, 1996, NBD reimbursed the Municipal Bond and Michigan Municipal Bond Funds for certain expenses in the amount of $2,250 and $32,420, respectively.

On March 10, 1994, Woodward adopted the Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)    Investment Securities Transactions

Information with respect to investment securities and security transactions, based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

                                                                                                  MICHIGAN
                                                  INTERMEDIATE        SHORT        MUNICIPAL      MUNICIPAL
                                   BOND FUND       BOND FUND       BOND FUND      BOND FUND      BOND FUND
                                  ------------    ------------    ------------    -----------    -----------
Gross Unrealized Gains ........   $ 16,834,834    $  6,946,212    $    413,684    $   910,576    $   437,472
Gross Unrealized Losses .......    (18,066,456)    (13,083,350)       (741,305)      (840,599)      (747,652)
                                  ------------    ------------    ------------    -----------    -----------
                                  $ (1,231,622)   $ (6,137,138)   $   (327,621)   $    69,977    $  (310,180)
                                  ============    ============    ============    ===========    ===========
Federal Income Tax Cost .......   $541,579,968    $387,239,977    $164,016,417    $89,007,483    $54,733,368
Purchases .....................   $147,238,139    $103,517,584    $106,220,541    $32,497,031    $ 6,962,400
Sales & Maturities, at value ..   $ 75,620,922    $ 80,110,091    $ 93,939,578    $22,025,859    $ 6,099,489


                              THE WOODWARD FUNDS
                                  BOND FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Continued)

  (5)   Expenses
        Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the period ended June 30, 1996. The rates shown are stated as a percentage of each fund's average net assets.


                                                                                       MICHIGAN
                                            INTERMEDIATE      SHORT       MUNICIPAL    MUNICIPAL
Effective Date                BOND FUND      BOND FUND      BOND FUND     BOND FUND    BOND FUND
--------------               -----------    ------------    ---------    ----------   ----------
Expense Rates:
  January 1 ............           0.73%          0.72%         0.77%       0.82%         0.82%
  March 18 .............           0.72%          0.72%         0.78%       0.82%         0.82%
  May 21 ...............           0.71%          0.71%         0.78%       0.82%         0.82%
NBD Advisory Fee:
  January 1 ............           0.65%          0.65%         0.65%       0.65%         0.65%
Amounts Paid:
  Advisory Fee to NBD ..     $1,680,455     $1,274,959      $432,308    $271,410      $172,437
  Distribution Fees to
     FoM & Essex .......     $   30,077     $   14,580      $  4,221    $  7,666      $ 10,997
  Other Fees & Out
    of Pocket
  Expenses to NBD ......     $   64,444     $   47,397      $ 23,081    $ 17,705      $ 17,182
Expense Reimbursement
  by NBD ...............             --             --            --    $  2,250      $ 32,420


(6)   Portfolio Composition

   Although the Municipal Bond Fund has a diversified investment portfolio, the Fund has investments greater than 10% of its total investments in the state of Illinois. The Michigan Municipal Bond Fund does not have a diversified portfolio since all of its investments are within the state of Michigan. Such concentrations within particular states may subject the Funds more significantly to economic changes occuring within those states.

(7)   Subsequent Event

   On August 23, 1996, the Woodward Bond Fund merged with the Prairie Bond Fund. The transaction was effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Fund's shareholders recognized taxable gains or losses as a result of the reorganization.

   On or about September 13, 1996, the Woodward Municipal Bond Fund will merge with the Prairie Municipal Bond Fund.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                             FINANCIAL HIGHLIGHTS

     The Financial Highlights present a per share analysis of how the Bond Funds' net assets values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Bond Funds and other information for the periods presented below.


                                                                       Bond Fund
                                  ---------------------------------------------------------------------------------------------
                                   Six Months
                                      Ended
                                  June 30, 1996        Year ended     Year ended     Year ended     Year ended    Period ended
                                   (Unaudited)       Dec. 31, 1995  Dec. 31, 1994   Dec. 31, 1993  Dec. 31, 1992  Dec. 31, 1991
                                  -------------      -------------  -------------   -------------  -------------  -------------
Net asset value, beginning of
  period ........................ $      10.45       $       9.01   $      10.32    $      10.25   $      10.55   $      10.00
Income from investment
  operations:
    Net investment income .......         0.33               0.63           0.61            0.76           0.83           0.51
    Net realized and unrealized
        gains (losses) on
        investments .............        (0.44)              1.45          (1.31)           0.38          (0.17)          0.57
                                  ------------       ------------   ------------    ------------   ------------   ------------
Total from investment
    operations ..................        (0.11)              2.08          (0.70)           1.14           0.66           1.08
                                  ------------       ------------   ------------    ------------   ------------   ------------
Less distributions:
    From net investment .........        (0.32)             (0.64)         (0.59)          (0.76)         (0.83)         (0.51)
        income
    From realized gains .........           --                 --          (0.02)          (0.31)         (0.13)         (0.02)
                                  ------------       ------------   ------------    ------------   ------------   ------------
Total distributions .............        (0.32)             (0.64)         (0.61)          (1.07)         (0.96)         (0.53)
                                  ------------       ------------   ------------    ------------   ------------   ------------
Net asset value, end of
    period ...................... $      10.02       $      10.45   $       9.01    $      10.32   $      10.25   $      10.55
                                  ============       ============   ============    ============   ============   ============
Total Return (b) ................        (2.09)%(a)         23.75%         (6.99)%         11.39%          6.56%         18.45%(a)
Ratios/Supplemental Data
Net assets, end of period ....... $539,772,313       $517,565,579   $427,168,395    $501,196,278   $321,758,333   $237,673,316
Ratio of expenses to average
     net assets .................         0.71%(a)           0.74%          0.74%           0.73%          0.73%          0.75%(a)
Ratio of net investment income
    to average net assets .......         6.63%(a)           6.39%          6.36%           7.20%          8.08%          8.44%(a)
Portfolio turnover rate .........        14.30%             41.91%         75.67%         111.52%         90.45%          8.19%

               See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                       FINANCIAL HIGHLIGHTS (Continued)



                                                               Intermediate Bond Fund
                                  -------------------------------------------------------------------------------------------
                                   Six Months
                                      Ended
                                  June 30, 1996        Year ended     Year ended     Year ended     Year ended    Period ended
                                   (Unaudited)       Dec. 31, 1995  Dec. 31, 1994   Dec. 31, 1993  Dec. 31, 1992  Dec. 31, 1991
                                  -------------      -------------  -------------   -------------  -------------  -------------

Net asset value, beginning of
    period ...................... $      10.37       $       9.21   $      10.41    $      10.28   $      10.55   $      10.00
Income from investment
 operations:
    Net investment income .......         0.30               0.59           0.56            0.59           0.71           0.40
    Net realized and unrealized
        gains (losses) on
        investments .............        (0.29)              1.16          (1.20)           0.26          (0.10)          0.57
                                  ------------       ------------   ------------    ------------   ------------   ------------
Total from investment
 operations......................         0.01               1.75          (0.64)           0.85           0.61           0.97
                                  ------------       ------------   ------------    ------------   ------------   ------------
Less distributions:
    From net investment income...        (0.30)             (0.59)         (0.55)          (0.59)         (0.71)         (0.40)
    From realized gains .........           --                 --          (0.01)          (0.13)         (0.17)         (0.02)
                                  ------------       ------------   ------------    ------------   ------------   ------------
Total distributions .............        (0.30)             (0.59)         (0.56)          (0.72)         (0.88)         (0.42)
                                  ------------       ------------   ------------    ------------   ------------   ------------
Net asset value, end of period... $      10.08       $      10.37   $       9.21    $      10.41   $      10.28   $      10.55
                                  ============       ============   ============    ============   ============   ============
Total Return (b) ................         0.35%(a)          19.48%         (6.31)%          8.41%          6.00%         16.62%(a)

Ratios/Supplemental Data
Net assets, end of period ....... $390,818,226       $405,309,939   $393,019,168    $429,789,857   $220,432,255   $130,367,032
Ratio of expenses to average
     net assets .................         0.71%(a)           0.73%          0.74%           0.74%          0.74%          0.75%(a)
Ratio of net investment income
    to average net assets .......         6.04%(a)           5.98%          5.73%           5.44%          6.91%          6.59%(a)
Portfolio turnover rate .........        20.12%             36.47%         54.60%          92.80%         56.30%          7.38%

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                       FINANCIAL HIGHLIGHTS (Continued)



                                                           Short Bond Fund
                                        ---------------------------------------------------
                                          Six Months
                                            Ended
                                         June 30, 1996        Year ended     Period ended
                                          (Unaudited)        Dec. 31, 1995   Dec. 31, 1994
                                        --------------      --------------   -------------
Net asset value, beginning of
    period ..........................   $      10.23        $       9.84     $     10.00
Income from investment operations:
    Net investment income ...........           0.27                0.58            0.17
    Net realized and unrealized
        gains (losses) on investments          (0.14)               0.39           (0.16)
                                        ------------        ------------     -----------
Total from investment operations ....           0.13                0.97            0.01
                                        ------------        ------------     -----------
Less distributions:
    From net investment
        income ......................          (0.26)              (0.58)          (0.17)
    From realized gains .............             --                  --              --
                                        ------------        ------------     -----------
Total distributions .................          (0.26)              (0.58)          (0.17)
                                        ------------        ------------     -----------
Net asset value, end of
    period ..........................   $      10.10        $      10.23     $      9.84
                                        ============        ============     ===========
Total return (b) ....................           2.52%(a)           10.07%           0.21%(a)
Ratios/Supplemental Data
Net assets, end of period ...........   $164,889,639        $163,336,855     $64,239,163
Ratio of expenses to average net
    assets ..........................           0.77%(a)            0.75%           0.75%(a)
Ratio of net investment income to
    average net assets ..............           5.35%(a)            5.74%           5.92%(a)
Ratio of expenses to average net
    assets without fee waivers/
    reimbursed expenses .............             --               0.81%            0.93%(a)
Ratio of net investment income
    to average net assets without fee
    waivers/reimbursed expenses .....             --                5.68%           5.74%(a)
Portfolio turnover rate .............          57.24%              30.94%          10.20%

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                       FINANCIAL HIGHLIGHTS (Continued)


                                                                   Municipal Bond Fund
                                        ---------------------------------------------------------------------------
                                           Six Months
                                            Ended
                                         June 30, 1996      Year Ended       Year Ended    Period Ended
                                          (Unaudited)     Dec. 31, 1995    Dec. 31, 1994   Dec. 31, 1993
                                        --------------    -------------    -------------   -------------
Net asset value, beginning of
    period ..........................   $     10.68        $      9.59     $     10.69     $     10.00
Income from investment operations:
    Net investment income ...........          0.24               0.48            0.50            0.45
    Net realized and unrealized
        gains (losses) on investments         (0.32)              1.08           (1.11)           0.69
                                        -----------        -----------     -----------     -----------

Total from investment operations ....         (0.08)              1.56           (0.61)           1.14
                                        -----------        -----------     -----------     -----------

Less distributions:
    From net investment
        income ......................         (0.24)             (0.47)          (0.49)          (0.44)
    From realized gains .............            --                 --              --           (0.01)
                                        -----------        -----------     -----------     -----------
Total distributions .................         (0.24)             (0.47)          (0.49)          (0.45)
                                        -----------        -----------     -----------     -----------
Net asset value, end of
    period ..........................   $     10.36        $     10.68     $      9.59     $     10.69
                                        ===========        ===========     ===========     ===========
Total return (b) ....................         (1.55)%(a)         16.54%          (5.72)%         12.69 (a)
Ratios/Supplemental Data
Net assets, end of period ...........   $90,521,240        $76,963,564     $61,255,773     $54,703,974
Ratio of expenses to average net
    assets ..........................          0.82%(a)           0.79%           0.53%           0.19%(a)
Ratio of net investment income to
    average net assets ..............          4.63%(a)           4.63%           4.94%           5.27%(a)
Ratio of expenses to average net
    assets without fee waivers/
    reimbursed expenses .............          0.82%(a)           0.93%           0.88%           1.12%(a)
Ratio of net investment income
    to average net assets without fee
    waivers/reimbursed expenses .....          4.63%(a)           4.49%           4.59%           4.34%(a)
Portfolio turnover rate .............         26.99%             20.46%          19.11%          11.12%

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                       FINANCIAL HIGHLIGHTS (Continued)



                                                           Michigan Municipal Bond Fund
                                         ---------------------------------------------------------------
                                           Six Months
                                             Ended
                                           June 30, 1996    Year Ended      Year Ended     Period ended
                                            (Unaudited)    Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
                                         ---------------   -------------   -------------  --------------
Net asset value, beginning of
    period ..........................   $     10.60        $      9.54     $     10.60     $     10.00
Income from investment operations:
    Net investment income ...........          0.24               0.48            0.50            0.44
    Net realized and unrealized
        gains (losses) on investments         (0.35)              1.06           (1.06)           0.59
                                        -----------        -----------     -----------     -----------
Total from investment operations ....         (0.11)              1.54           (0.56)           1.03
                                        -----------        -----------     -----------     -----------
Less distributions:
    From net investment
        income ......................         (0.24)             (0.48)          (0.50)          (0.43)
    From realized gains .............            --                 --              --              --
                                        -----------        -----------     -----------     -----------
Total distributions .................         (0.24)             (0.48)          (0.50)          (0.43)
                                        -----------        -----------     -----------     -----------
Net asset value, end of
    period ..........................   $     10.25        $     10.60     $      9.54     $     10.60
                                        ===========        ===========     ===========     ===========
Total return (b) ....................         (2.16)%(a)          6.49%          (5.42)%         11.50%(a)
Ratios/Supplemental Data
Net assets, end of period ...........   $55,003,003        $53,453,160     $45,263,059     $42,113,795
Ratio of expenses to average net
    assets ..........................          0.82%(a)           0.79%           0.53%           0.19%(a)
Ratio of net investment income to
    average net assets ..............          4.61%(a)           4.71%           5.01%           5.12%(a)
Ratio of expenses to average net
    assets without fee waivers/
    reimbursed expenses .............          0.93%(a)           1.04%           1.05%           1.21%(a)
Ratio of net investment income
    to average net assets without fee
    waivers/reimbursed expenses .....          4.50%(a)           4.46%           4.49%           4.10%(a)
Portfolio turnover rate .............         11.77%             26.97%          25.93%          41.70%

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.
(b)  Total returns as presented do not include any applicable sales load.


RESULTS OF SPECIAL SHAREHOLDER MEETING (Unaudited)

      On July 10, 1996, July 31, 1996, and August 14, 1996 special meetings of the shareholders of The Woodward Bond, Intermediate, Short Bond, Municipal , and MI. Municipal Funds were held to approve the following proposals.

      The shareholders approved these proposals with respect to The Woodward Bond, Intermediate, Short Bond, Municipal, and MI. Municipal Funds are as follows:

1. To approve a new investment advisory agreement ("New Advisory Agreement") between each Trust, NBD Bank ("NBD") and First Chicago Investment Management Company ("FCIMCO")

Fund                  Affirmative         Against            Abstain
Bond Fund             25,307,211           318,154           328,809
Intermediate          22,944,773         1,432,426           257,485
Short Bond            10,433,399            10,526            90,755
Municipal              5,263,616            54,710            53,915
Mich Municipal         3,104,687            51,897           141,228


2. To approve a change to the fundamental investment limitations of each Fund of the Trust with regard to the following:

      a)      investment in commodities

Fund                   Affirmative          Against            Abstain
Bond Fund              24,907,043           524,065           446,863
Intermediate           22,710,386         1,493,601           362,712
Short Bond Fund        10,294,683           104,488           113,532
Municipal               5,003,336           208,220            85,478
Mich Municipal          2,876,994           250,066           136,458

      b)     expanded power to borrow

Fund                 Affirmative          Against            Abstain
Bond Fund             24,887,424           579,395           411,152
Intermediate          22,706,601         1,549,366           310,731
Short Bond            10,314,370            90,236           108,097
Municipal              4,957,872           227,516           111,645
Mich Municipal         2,961,040           147,333           155,146

      c)      issuing senior securities

Fund                 Affirmative           Against           Abstain
Bond Fund             25,015,352           437,271           425,349
Intermediate          22,704,780         1,462,351           399,568
Short Bond            10,367,475            22,453           122,774
Municipal              5,033,294           164,206            99,534
Mich Municipal         3,044,629            77,656           141,234

3. To approve a change to the fundamental investment policies and limitations of certain Funds of the Trusts, as follows:

      a) to approve a change of the diversification policy of the Municipal Bond Fund from a diversified to a non-diversified policy

Fund                   Affirmative        Against             Abstain
Municipal              5,054,157           83,564             159,314



      c) to approve a change to the fundamental investment limitation concerning concentration of investments in a particular industry with respect to the Funds

Fund                  Affirmative         Against             Abstain
Bond Fund             25,012,877           436,057           429,038
Intermediate          22,840,260         1,441,641           284,798
Short Bond            10,366,391            54,576            91,735
Municipal              5,087,970            62,993           146,071
Mich Municipal         2,991,355           103,035           169,129


4. To approve a change of the following fundamental policies and limitations to non-fundamental policies and limitations:

      a) limitation prohibiting investing, with respect to 50% of its total assets, more than 5% of its assets in the securities of any one issuer

Fund                  Affirmative          Against            Abstain
Mich Municipal         2,168,092           60,758            107,626

      b)     limitation on investment in other investment companies

Fund                  Affirmative          Against            Abstain
Bond Fund             25,045,699           425,366           406,907
Intermediate          22,854,609         1,420,937           291,153
Short Bond            10,377,966            25,662           109,074
Municipal              5,084,746            94,580           117,708
Mich Municipal         3,001,967           125,664           135,887

      c)     limitation on illiquid securities

Fund                  Affirmative         Against             Abstain
Bond Fund             24,980,768           430,468           466,736
Intermediate          22,802,881         1,453,967           309,851
Short Bond            10,343,453            60,175           109,074
Municipal              5,100,147           103,934            92,953
Mich Municipal         3,039,205            93,085           131,228

      d)     limitation on purchasing securities on margin

Fund                    Affirmative       Against             Abstain
Bond Fund             25,038,543           422,092           417,336
Intermediate          22,781,701         1,463,123           321,875
Short Bond            10,376,781            26,847           109,074
Municipal              5,062,732           111,188           123,113
Mich Municipal         3,056,357            76,237           130,924


      e) limitation on purchasing securities of companies for the purpose of exercising control

Fund                  Affirmative         Against             Abstain
Bond Fund             25,026,946           426,973           424,053
Intermediate          22,811,628         1,450,797           304,275
Short Bond            10,378,176            25,452           109,074
Municipal              5,098,123           105,066            93,844
Mich Municipal         3,031,995           109,222           122,301

      f) limitation on writing or selling put options, call options, straddles, spreads, or any combinations thereof

Fund                  Affirmative          Against            Abstain
Bond Fund             25,053,258           393,787           430,927
Short Bond            10,339,635            63,994           109,074
Municipal              5,018,571           172,826           105,638
Mich Municipal         3,072,261            68,957           122,301


6. To ratify the appointment of two Trustees to the Board of Trustees of each Trust.

Elected Trustees         Current Trustees
Ms. Marilyn McCoy        Mr. Will M. Caldwell        Mr. Donald L. Tuttle
Mr. John P. Gould        Dr. Nicholas J. DeGrazia    Mr. Donald B. Sutherland
                         Mr. Julius L. Pallone


Fund                  Affirmative         Against             Abstain
Bond Fund             25,286,806           274,474           392,893
Intermediate          22,977,680         1,372,752           284,253
Short Bond            10,424,050            19,343            91,287
Municipal              5,289,174             7,953            75,115
Mich Municipal         3,116,022            43,973           137,817

7. To approve amendments to the Amended and Restated Declaration of Trust of The Woodward Funds.

Fund                  Affirmative         Against             Abstain
Bond Fund             39,811,506           469,411           499,440
Intermediate          26,239,768         1,436,755           306,806
Short Bond            14,526,132            75,598           159,476
Municipal              5,537,082           283,839            98,607
Mich Municipal         3,461,981            86,932           163,829

8. To transact such other business as may properly come before the Meetings or any adjournment thereof.

Fund                  Affirmative          Against            Abstain
Bond Fund             25,289,548           218,371           446,254
Intermediate          22,993,450         1,349,962           291,272
Short Bond            10,380,424            16,265           137,990
Municipal              5,267,301            37,135            67,805
Mich Municipal         3,139,579            22,433           135,800

                       [ INTENTIONALLY LEFT BLANK ]

                               THE WOODWARD FUNDS
                                  EQUITY FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES

                                                 GROWTH/VALUE
                                                      FUND
                                                 ------------
ASSETS:
Investment in securities:
    At cost                                       $598,057,275
                                                  ============
    At value (Note 2)                             $738,017,171
Cash                                                        --
Receivable for shares purchased                         10,466
Receivable for securities sold                              --
Income receivable                                    1,492,249
Deferred organization costs, net (Note 2)                7,429
Prepaids and other assets                                5,141
                                                  ------------
      TOTAL ASSETS                                 739,532,456
                                                  ------------
LIABILITIES:
Payable for securities purchased                     1,109,508
Payable for shares redeemed                             56,779
Accrued investment advisory fee                        463,866
Accrued distribution fees                                3,092
Accrued custodial fee                                    8,632
Dividends payable                                      612,601
Other payables and accrued expenses                    110,911
                                                  ------------
      TOTAL LIABILITIES                              2,365,389
                                                  ------------
      NET ASSETS                                  $737,167,067
                                                  ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)           $  5,599,664
Additional paid-in capital                         585,240,911
Accumulated undistributed net investment income         40,678
Accumulated undistributed net realized gains         6,325,918
Net unrealized appreciation on investments         139,959,896
                                                  ------------
      TOTAL NET ASSETS                            $737,167,067
                                                  ============
Shares of capital stock outstanding                 55,996,649
                                                  ============
Net asset value and redemption price per share    $      13.16
                                                  ============
Maximum offering price per share                  $      13.85
                                                  ============

See accompanying notes to financial statements.


                                                   OPPORTUNITY    INTRINSIC VALUE   CAPITAL GROWTH      BALANCED
                                                       FUND            FUND              FUND             FUND
                                                   -------------  ---------------   ---------------    ------------
ASSETS:
Investment in securities:
    At cost                                         $544,177,289     $231,447,596     $164,013,755     $ 83,617,256
                                                    ============     ============     ============     ============
    At value (Note 2)                               $643,022,640     $258,251,034     $196,462,000     $ 93,092,772
Cash                                                      17,377               --               --           79,791
Receivable for shares purchased                           24,818            1,900           22,908           10,020
Receivable for securities sold                         8,064,596               --               --          126,207
Income receivable                                        630,474          841,061          179,422          487,653
Deferred organization costs, net (Note 2)                  3,243            2,323           28,388           28,315
Prepaids and other assets                                  5,141            5,945           43,804           35,774
                                                    ------------     ------------     ------------     ------------
      TOTAL ASSETS                                   651,768,289      259,102,263      196,736,522       93,860,532
                                                    ------------     ------------     ------------     ------------

LIABILITIES:
Payable for securities purchased                              --        2,638,759          459,114          115,985
Payable for shared redeemed                                   --           10,509          218,571            9,057
Accrued investment advisory fee                          404,734          159,538          123,751           59,011
Accrued distribution fees                                  2,698            1,064              825              393
Accrued custodial fee                                      8,431            3,766            2,805            6,415
Dividends payable                                        122,691          301,351           56,269           38,528
Other payables and accrued expenses                      277,467          102,417           14,009            7,342
                                                    ------------     ------------     ------------     ------------
      TOTAL LIABILITIES                                  816,021        3,217,404          875,344          236,731
                                                    ------------     ------------     ------------     ------------
      NET ASSETS                                    $650,952,268     $255,884,859     $195,861,178     $ 93,623,801
                                                    ============     ============     ============     ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)             $  4,296,018     $  2,152,537     $  1,476,584     $    832,868
Additional paid-in capital                           546,076,193      224,411,095      161,372,369       83,021,763
Accumulated undistributed net investment income              977          110,249           11,301           28,937
Accumulated undistributed net realized gains           1,733,729        2,407,540          552,679          264,717
Net unrealized appreciation on investments            98,845,351       26,803,438       32,448,245        9,475,516
                                                    ------------     ------------     ------------     ------------
      TOTAL NET ASSETS                              $650,952,268     $255,884,859     $195,861,178     $ 93,623,801
                                                    ============     ============     ============     ============
Shares of capital stock outstanding                   42,960,183       21,525,367       14,765,837        8,328,682
                                                    ============     ============     ============     ============
Net asset value and redemption price per share      $      15.15     $      11.89     $      13.26     $      11.24
                                                    ============     ============     ============     ============
Maximum offering price per share                    $      15.95     $      12.52     $      13.96     $      11.83
                                                    ============     ============     ============     ============

See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                                  EQUITY FUNDS
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1995

                                                         GROWTH/VALUE
                                                           FUND
                                                         ------------
INVESTMENT INCOME (Note 2)
  Interest                                               $  2,809,867
  Dividends                                                14,058,482
                                                         ------------
    TOTAL INVESTMENT INCOME                                16,868,349
                                                         ------------
EXPENSES (Notes 2, 3 and 5):
 Investment  advisory fee                                   4,951,664
 Distribution fees                                             67,240
 Professional fees                                             53,872
 Custodial fee                                                 96,218
 Transfer and dividend disbursing agent fees                   78,475
 Amortization of deferred organization costs                   17,828
 Marketing expenses                                            40,193
 Registration, filing fees and other expenses                 207,105
 Less:
    Expense reimbursement                                          --
                                                         ------------
    NET EXPENSES                                            5,512,595
                                                         ------------
NET INVESTMENT INCOME                                      11,355,754
                                                         ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains                                       21,032,338
  Net change in unrealized appreciation on
    investments                                           130,722,828
                                                         ------------
    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS      151,755,166
                                                         ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $163,110,920
                                                         ============

See accompanying notes to financial statements

                                                         OPPORTUNITY    INTRINSIC VALUE   CAPITAL GROWTH     BALANCED
                                                             FUND             FUND             FUND            FUND
                                                         -----------    ---------------   --------------    -----------

INVESTMENT INCOME (Note 2)
  Interest                                              $  1,558,492     $  2,056,046     $    436,419      $  2,380,276
  Dividends                                                5,940,727        6,149,838        1,676,890           806,598
                                                        -------------    ------------     ------------      ------------
    TOTAL INVESTMENT INCOME                                7,499,219        8,205,884        2,113,309         3,186,874
                                                        ------------     ------------     ------------      ------------

EXPENSES (Notes 2, 3 and 5):
 Investment  advisory fee                                  4,490,930        1,817,833        1,064,273           570,525
 Distribution fees                                            80,463           24,640            9,455            11,148
 Professional fees                                            53,872           53,872           56,031            59,307
 Custodial fee                                                97,189           46,198           30,473            73,464
 Transfer and dividend disbursing agent fees                 134,736           35,266           12,933            18,045
  Amortization of deferred organization costs                  7,783            5,575            8,111             9,434
 Marketing expenses                                           45,500           34,242           32,082            31,058
  Registration, filing fees and other expenses               403,502          176,642           51,617            35,253

 Less:
  Expense reimbursement                                          --               --           (58,424)         (136,954)
                                                       ------------     ------------      ------------      ------------
    NET EXPENSES                                          5,313,975        2,194,268        1,206,551            671,280
                                                       ------------     ------------      ------------      ------------
NET INVESTMENT INCOME                                     2,185,244        6,011,616          906,758          2,515,594
                                                       ------------     ------------     ------------       ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains                                     33,998,949       18,391,186        2,343,100         1,548,275
  Net change in unrealized appreciation on
    investments                                          70,828,164       28,180,120       30,092,839        11,071,176
                                                       ------------     ------------     ------------      ------------

    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS    104,827,113       46,571,306       32,435,939        12,619,451
                                                       ------------     ------------     ------------      ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $107,012,357     $ 52,582,922     $ 33,342,697      $ 15,135,045
                                                       ============     ============     ============      ============

                               THE WOODWARD FUNDS
                                  EQUITY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 GROWTH/VALUE                         OPPORTUNITY
                                                                     FUND                                 FUND
                                                        --------------------------------     -------------------------------
                                                          Year Ended        Year Ended        Year Ended        Year Ended
                                                        Dec. 31, 1995      Dec. 31, 1994     Dec. 31, 1995     Dec. 31, 1994
                                                        -------------      -------------     -------------     -------------
FROM OPERATIONS:
  Net investment income                                  $  11,355,754     $  10,988,308     $   2,185,244     $   2,549,199
  Net realized gains (losses)                               21,032,338        12,792,234        33,998,949        16,116,289
  Net change in unrealized appreciation
    (depreciation) on investments                          130,722,828       (21,338,549)       70,828,164       (35,552,031)
                                                         -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets from
        operations                                         163,110,920         2,441,993       107,012,357       (16,886,543)
                                                         -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                               (11,928,616)      (10,560,126)       (2,383,890)       (2,336,343)
  From realized gains                                      (14,216,458)      (15,490,059)      (31,302,346)      (18,160,909)
  In excess of realized gains                                     --            (489,962)             --            (962,874)
  Tax return of capital                                           --          (1,387,986)             --          (3,857,441)
                                                         -------------     -------------     -------------     -------------
    Total distributions                                    (26,145,074)      (27,928,133)      (33,686,236)      (25,317,567)
                                                         -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                129,170,938       236,571,313       138,422,625       239,540,057
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                           22,736,385        25,441,184        32,652,833        24,557,678
                                                         -------------     -------------     -------------     -------------
                                                           151,907,323       262,012,497       171,075,458       264,097,735
  Less: payments for shares redeemed                      (123,076,813)      (94,790,691)     (118,448,431)      (62,559,018)
                                                         -------------     -------------     -------------     -------------
  Net increase in net assets from capital share
    transactions                                            28,830,510       167,221,806        52,627,027       201,538,717
                                                         -------------     -------------     -------------     -------------
NET INCREASE IN NET ASSETS                                 165,796,356       141,735,666       125,953,148       159,334,607
NET ASSETS:
  Beginning of period                                      571,370,711       429,635,045       524,999,120       365,664,513
                                                         -------------     -------------     -------------     -------------
  End of period                                          $ 737,167,067     $ 571,370,711     $ 650,952,268     $ 524,999,120
                                                         =============     =============     =============     =============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                               10,922,667        21,126,574         9,374,983        16,685,198
  Shares issued in reinvestment of distributions to
    shareholders                                             1,788,703         2,363,365         2,199,921         1,834,826
                                                         -------------     -------------     -------------     -------------
                                                            12,711,370        23,489,939        11,574,904        18,520,024
  Less: shares redeemed                                    (10,251,504)       (8,442,703)       (7,969,587)       (4,398,758)
                                                         -------------     -------------     -------------     -------------
NET INCREASE IN SHARES OUTSTANDING                           2,459,866        15,047,236         3,605,317        14,121,266
CAPITAL SHARES:
  Beginning of period                                       53,536,783        38,489,547        39,354,866        25,233,600
                                                         -------------     -------------     -------------     -------------
  End of period                                             55,996,649        53,536,783        42,960,183        39,354,866
                                                         =============     =============     =============     =============

See accompanying notes to financial statements.

                                                  INTRINSIC VALUE             CAPITAL GROWTH                   BALANCED
                                                          FUND                     FUND                          FUND
                                       -----------------------------  ----------------------------   -----------------------------
                                          Year Ended     Year Ended    Year Ended    Period Ended     Year Ended      Year Ended
                                        Dec. 31, 1995  Dec. 31, 1994  Dec. 31, 1995  Dec. 31, 1994   Dec. 31, 1995   Dec. 31, 1994
                                        -------------  -------------  -------------  -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income                $   6,011,616   $  6,245,776   $    906,758   $   418,787     $  2,515,594   $  1,181,465
  Net realized gains (losses)             18,391,186      4,420,719      2,343,100      (174,336)       1,548,275       (295,624)

  Net change in unrealized
    appreciation (depreciation)
    on investments                        28,180,120    (11,608,354)    30,092,839     2,355,406       11,071,176     (1,595,660)
                                       -------------   ------------   ------------   -----------     ------------   ------------
      Net increase (decrease) in net
        assets from operations            52,582,922       (941,859)    33,342,697     2,599,857       15,135,045       (709,819)
                                        -------------   ------------   ------------   -----------     ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
 (Note 2):
  From net investment income              (6,247,197)    (6,000,928)      (933,730)     (380,514)      (2,524,322)    (1,143,800)
  From realized gains                    (16,471,970)    (4,141,890)    (1,616,085)           --         (987,934)            --
  In excess of realized gains                     --             --             --            --               --             --
  Tax return of capital                           --             --             --            --               --             --
                                        -------------   ------------   ------------   -----------     ------------   ------------
    Total distributions                  (22,719,167)   (10,142,818)    (2,549,815)     (380,514)      (3,512,256)    (1,143,800)
                                        -------------   ------------   ------------   -----------     ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold               39,975,498     66,411,165    116,265,186    89,598,698       47,232,261     61,358,453

  Net asset value of shares issued
    in reinvestment of distributions
    to shareholders                       21,049,306      8,927,141      2,306,069       262,019        3,343,276      1,087,022
                                        -------------   ------------   ------------   -----------     ------------   ------------
                                          61,024,804     75,338,306    118,571,255    89,860,717       50,575,537     62,445,475
Less: payments for shares redeemed       (55,031,796)   (36,780,716)   (34,772,563)  (10,810,456)     (22,741,717)    (6,424,664)
                                        -------------   ------------   ------------   -----------     ------------   ------------

  Net increase in net assets from
    capital share transactions             5,993,008     38,557,590     83,798,692    79,050,261       27,833,820     56,020,811
                                        -------------   ------------   ------------   -----------     ------------   ------------
NET INCREASE IN NET ASSETS                35,856,763     27,472,913    114,591,574    81,269,604       39,456,609     54,167,192

NET ASSETS:
  Beginning of period                    220,028,096    192,555,183     81,269,604            --       54,167,192             --
                                        -------------   ------------   ------------   -----------     ------------   ------------
  End of period                        $ 255,884,859   $220,028,096   $195,861,178   $81,269,604     $ 93,623,801   $ 54,167,192
                                       =============   ============   ============   ===========     ============   ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                              3,432,079      6,127,697      9,733,178     8,792,790        4,495,916      6,238,090
  Shares issued in reinvestment
    of distributions to shareholders       1,777,948        845,552        177,953        25,058          306,837        113,081
                                        -------------   ------------   ------------   -----------     ------------   ------------
                                           5,210,027      6,973,249      9,911,131     8,817,848        4,802,753      6,351,171
  Less: shares redeemed                   (4,687,782)    (3,402,089)    (2,927,524)   (1,035,618)      (2,160,736)      (664,506)
                                        -------------   ------------   ------------   -----------     ------------   ------------
NET INCREASE IN SHARES OUTSTANDING           522,245      3,571,160      6,983,607     7,782,230        2,642,017      5,686,665
CAPITAL SHARES:
  Beginning of period                     21,003,122     17,431,962      7,782,230            --        5,686,665             --
                                       -------------   ------------   ------------   -----------     ------------   ------------
  End of period                           21,525,367     21,003,122     14,765,837     7,782,230        8,328,682      5,686,665
                                       =============   ============   ============   ===========     ============   ============

See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                               GROWTH/VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995


                     Description                       Face Amount    Market Value
                     -----------                       -----------    ------------
TEMPORARY CASH INVESTMENT -- 3.30%
Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S.
    Treasury Strips with maturities ranging from
    2/15/96 through 11/15/05 and U.S. Treasury
    Notes, 5.50%, 11/15/98, all held at Chemical
    Bank)                                              $ 24,354,633   $ 24,354,633
                                                                      ------------
(Cost $24,354,633)
                                                          Shares
                                                       ------------
COMMON STOCKS -- 96.70%
  Aerospace -- 3.13%
    Boeing Co.                                              295,000     23,120,625
                                                                      ------------
  Apparel -- 1.76%
    Russell Corp.                                           467,000     12,959,250
                                                                      ------------
  Banks -- 4.73%
    Barnett Banks, Inc.                                     254,000     14,986,000
    Fleet Financial Group, Inc.                             489,000     19,926,750
                                                                      ------------
                                                                        34,912,750
                                                                      ------------
  Business Machines -- 0.71%
    Autodesk, Inc.                                          153,900      5,271,075
                                                                      ------------
  Business Services -- 7.14%
    Deluxe Corp.                                            454,000     13,166,000
    Dun & Bradstreet Corp.                                  240,000     15,540,000
    Interpublic Group of Companies, Inc.                    227,100      9,850,463
    WMX Technologies, Inc.                                  473,000     14,130,875
                                                                      ------------
                                                                        52,687,338
                                                                      ------------
  Chemicals -- 6.31%
    Dow Chemical Co.                                        199,000     14,004,625
    Great Lakes Chemical Corp.                              274,000     19,728,000
    Sigma-Aldrich Corp.                                     259,000     12,820,500
                                                                      ------------
                                                                        46,553,125
                                                                      ------------
  Construction -- 7.30%
    Masco Corp.                                             489,000     15,342,375
    Stanley Works                                           315,000     16,222,500
    York International Corp.                                474,000     22,278,000
                                                                      ------------
                                                                        53,842,875
                                                                      ------------
  Consumer Durables -- 2.21%
    Rubbermaid, Inc.                                        640,000     16,320,000
                                                                      ------------
  Containers -- 1.07%
    Crown Cork & Seal Co., Inc. *                           189,000      7,890,750
                                                                      ------------
  Drugs and Medicine -- 12.07%
    Abbott Laboratories Corp.                               337,000     14,069,750
    Bristol-Myers Squibb Co.                                218,000     18,720,750
    Merck & Co., Inc.                                       227,000     14,925,250
    Schering-Plough Corp.                                   405,000     22,173,750
    U.S. HealthCare, Inc.                                   412,000     19,158,000
                                                                      ------------
                                                                        89,047,500
                                                                      ------------
  Electronics -- 2.95%
    General Motors Corp. Class E                            419,000     21,788,000


                                      FS-335

                                                                      ------------
  Energy and Utilities -- 3.55%
    Entergy Corp.                                           237,000      6,932,250
    MCN Corp.                                               830,000     19,297,500
                                                                      ------------
                                                                        26,229,750
                                                                      ------------
  Energy Raw Materials -- 4.88%
    Burlington Resources, Inc.                              310,000     12,167,500
    Schlumberger Ltd.                                       344,000     23,822,000
                                                                      ------------
                                                                        35,989,500
                                                                      ------------
  Food and Agriculture -- 4.00%
    ConAgra, Inc.                                           265,000     10,931,250
    Sysco Corp.                                             573,000     18,622,500
                                                                      ------------
                                                                        29,553,750
                                                                      ------------
  Insurance -- 7.85%
    American International Group, Inc.                      185,000     17,112,500
    Chubb Corp.                                             237,000     22,929,750
    First Colony Corp.                                      706,000     17,914,750
                                                                      ------------
                                                                        57,957,000
                                                                      ------------
  International Oil -- 1.53%
    Royal Dutch Petroleum Co., N.Y. Registry                 80,000     11,290,000
                                                                      ------------
  Liquor -- 2.31%
    Anheuser-Busch Companies, Inc.                          255,000     17,053,125
                                                                      ------------
  Media -- 4.99%
    Gannett Co., Inc.                                       310,000     19,026,250
    Washington Post Co. Class B                              63,000     17,766,000
                                                                      ------------
                                                                        36,792,250
                                                                      ------------
  Motor Vehicles -- 1.96%
    General Motors Corp.                                    273,000     14,434,875
                                                                      ------------
  Non-Durables and Entertainment -- 1.38%
    Cracker Barrel Old Country Store, Inc.                  592,000     10,212,000
                                                                      ------------
  Producer Goods -- 4.25%
    General Electric Co.                                    221,000     15,912,000
    Stewart & Stevenson Services, Inc.                      612,000     15,453,000
                                                                      ------------
                                                                        31,365,000
                                                                      ------------
  Retail -- 1.52%
    Toys R Us *                                             517,000     11,244,750
                                                                      ------------
  Telephone -- 7.04%
    AT&T Corp.                                              211,000     13,662,250
    Century Telephone Enterprises, Inc.                     486,000     15,430,500
    MCI Communications Corp.                                874,000     22,833,250
                                                                      ------------
                                                                        51,926,000
                                                                      ------------
  Trucking and Freight -- 2.06%
    Ryder System, Inc.                                      615,000     15,221,250
                                                                      ------------
TOTAL COMMON STOCKS                                                    713,662,538
                                                                      ------------
  (Cost $573,702,642)
TOTAL INVESTMENTS                                                     $738,017,171
                                                                      ============
  (Cost $598,057,275)


* Non-income producing security.

                               THE WOODWARD FUNDS
                                OPPORTUNITY FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995


                     Description                        Face Amount  Market Value
                     -----------                        -----------  ------------
TEMPORARY CASH INVESTMENT -- 1.37%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2//96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05, and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                 $8,833,683  $   8,833,683
                                                                     -------------
  (Cost $8,833,683)
                                                           Shares
                                                           ------
COMMON STOCKS -- 98.63%
  Air Transport -- 1.57%
    Air Express International Corp.                         438,500     10,085,500
                                                                     -------------
  Apparel -- 1.24%
    Nine West Group, Inc. *                                 212,850      7,981,875
                                                                     -------------
  Banks -- 4.66%
    Charter One Financial, Inc.                             385,000     11,790,625
    Commerce Bancshares, Inc.                               139,255      5,326,511
    TCF Financial Corp.                                     387,600     12,839,250
                                                                     -------------
                                                                        29,956,386
                                                                     -------------
  Business Machines -- 5.88%
    Autodesk, Inc.                                          221,330      7,580,552
    Diebold, Inc.                                           182,250     10,092,094
    InterVoice, Inc. *                                      175,000      3,325,000
    Komag, Inc. *                                           185,200      8,542,350
    Xilinx, Inc. *                                          271,200      8,271,600
                                                                     -------------
                                                                        37,811,596
                                                                     -------------
  Business Services -- 8.37%
    American Management Systems, Inc. *                     316,700      9,501,000
    CDI Corp. *                                             207,300      3,731,400
    DST Systems, Inc. *                                     120,100      3,422,850
    G & K Services, Inc. Class A                            248,700      6,341,850
    Omnicom Group, Inc.                                     239,220      8,910,945
    SunGard Data Systems, Inc. *                            335,300      9,556,050
    Zilog, Inc. *                                           337,900     12,375,587
                                                                     -------------
                                                                        53,839,682
                                                                     -------------
  Chemicals -- 1.50%
    RPM, Inc.                                               584,673      9,647,096
                                                                     -------------
  Construction -- 2.37%
    Crane Co.                                               413,146     15,234,759
                                                                     -------------
  Consumer Durables -- 2.12%
    Durakon Industries, Inc. *                              314,892      3,936,150
    Invacare Corp.                                          122,600      3,095,650
    Leggett & Platt, Inc.                                   270,910      6,569,567
                                                                     -------------
                                                                        13,601,367
                                                                     -------------
  Containers -- 1.88%
    AptarGroup, Inc.                                        323,200     12,079,600
                                                                     -------------
  Drugs and Medicine -- 5.90%
    Community Health System, Inc. *                         186,600      6,647,625
    Health Care & Retirement Corp. *                        189,556      6,634,460
    Scherer (R.P.) Corp. *                                  149,464      7,342,419
    Sybron International Corp. *                            383,000      9,096,250
    Vivra, Inc. *                                           326,400      8,200,800
                                                                     -------------
                                                                        37,921,554
                                                                     -------------

                                      FS-337

  Electronics -- 9.59%
    Allen Group, Inc.                                       373,947      8,367,064
    Belden, Inc.                                            530,000     13,647,500
    Dynatech Corp. *                                        601,200     10,220,400
    Holophane Corp. *                                       412,000      8,961,000
    MEMC Electronic Materials *                             182,600      5,957,325
    Molex, Inc. Class A Non-Voting                          246,607      7,552,339
    3COM Corp. *                                             66,748      3,112,126
    Vishay Intertechnology, Inc. *                          121,900      3,839,850
                                                                     -------------
                                                                        61,657,604
                                                                     -------------
  Energy Raw Materials -- 2.93%
    Apache Corp.                                            382,374     11,280,033
    Southwestern Energy Co.                                 593,074      7,561,694
                                                                     -------------
                                                                        18,841,727
                                                                     -------------
  Food and Agriculture -- 1.19%
    Universal Foods Corp.                                   191,001      7,663,915
                                                                     -------------
  Insurance -- 3.24%
    Citizens Corp.                                          498,502      9,284,600
    Transatlantic Holdings, Inc.                            157,746     11,574,613
                                                                     -------------
                                                                        20,859,213
                                                                     -------------
  Media -- 1.59%
    Banta Corp.                                             232,510     10,230,440
                                                                     -------------
  Miscellaneous and Conglomerates -- 11.78%
    Arctco, Inc.                                            351,316      4,567,108
    Culligan Water Technologies, Inc. *                     280,000      6,790,000
    DENTSPLY International, Inc.                            274,200     10,968,000
    Department 56, Inc. *                                    96,800      3,714,700
    Greenfield Industries, Inc.                             404,900     12,653,125
    Health Management Associates, Inc. Class A *            343,075      8,962,834
    Littlefuse, Inc. *                                      247,500      9,095,625
    Minerals Technologies, Inc.                             215,665      7,871,773
    Wolverine Tube, Inc. *                                  297,000     11,137,500
                                                                     -------------
                                                                        75,760,665
                                                                     -------------
  Miscellaneous Finance -- 12.53%
    A.G. Edwards, Inc.                                      401,580      9,587,723
    CMAC Investment Corp.                                   186,000      8,184,000
    Executive Risk, Inc.                                    368,300     10,680,700
    FINOVA Group, Inc.                                      384,165     18,535,961
    Idex Corp.                                              171,329      7,024,468
    PMI Group, Inc.                                         235,300     10,647,325
    Prudential Reinsurance Holdings                         422,700      9,880,613
    Scotsman Industries, Inc.                               342,000      6,027,750
                                                                     -------------
                                                                        80,568,540
                                                                     -------------
  Motor Vehicles -- 5.11%
    Excel Industries, Inc.                                  496,065      6,944,910
    Harley-Davidson, Inc.                                   483,474     13,899,878
    Myers Industries, Inc.                                  358,120      5,864,215
    Superior Industries International                       232,444      6,130,71
                                                                     -------------
                                                                        32,839,714
                                                                     -------------
  Non-Durables and Entertainment -- 1.53%
    Lancaster Colony Corp.                                  263,796      9,826,401
                                                                     -------------
  Non-Ferrous Metals -- 0.86%
    DT Industries, Inc.                                     408,500      5,514,750
                                                                     -------------
  Producer Goods -- 8.55%
    Hubbell, Inc. Class B                                   234,413     15,412,655
    Juno Lighting, Inc.                                     505,611      8,089,776
    Stewart & Stevenson Services, Inc.                      267,000      6,741,750
    Teleflex, Inc.                                          108,760      4,459,160
    Trimas Corp.                                            439,465      8,294,902
    Watts Industries, Inc. Class A                          515,002     11,973,796
                                                                     -------------
                                                                        54,972,039
                                                                     -------------


                                      FS-338

  Retail -- 2.80%
    Cato Corp. Class A                                    1,019,082      7,897,885
    Kohls Corp. *                                           122,118      6,411,195
    Talbots, Inc.                                           128,701      3,700,154
                                                                     -------------
                                                                        18,009,234
                                                                     -------------
  Travel and Recreation -- 1.44%
    Callaway Golf Co.                                       410,400      9,285,300
                                                                     -------------
TOTAL COMMON STOCKS                                                    634,188,957
                                                                     -------------
  (Cost $535,343,601)
TOTAL INVESTMENTS                                                     $643,022,640
                                                                      ============
  (Cost $544,177,289)

* Non-income producing security.

                               THE WOODWARD FUNDS
                              INTRINSIC VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995


                     Description                       Face Amount   Market Value
                     -----------                       -----------   ------------
TEMPORARY CASH INVESTMENT -- 6.44%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05 and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)               $16,639,265   $ 16,639,265
                                                                     ------------
  (Cost $16,639,265)
CONVERTIBLE BONDS -- 9.26%
  Chubb Capital Corp., 6.00%, 5/15/98                    5,650,000      6,384,500
  Consolidated Natural Gas Co., 7.25%, 12/15/15          5,218,500      5,414,194
  Price Co., 6.75%, 3/1/01                               5,400,000      5,487,750
  Unifi, Inc., 6.00%, 3/15/02                            6,566,000      6,615,245
                                                                     ------------
  (Cost $23,403,674)                                                   23,901,689
                                                                     ------------
                                                          Shares
                                                          ------
COMMON STOCKS -- 84.30%
  Apparel -- 3.13%
    Reebok International Ltd.                              128,530      3,630,972
    Unifi Inc.                                              82,900      1,834,163
    V. F. Corp.                                             49,600      2,616,400
                                                                     ------------
                                                                        8,081,535
                                                                     ------------
  Banks -- 4.36%
    Bancorp Hawaii, Inc.                                   156,400      5,610,850
    First Union Corp.                                      101,500      5,645,938
                                                                     ------------
                                                                       11,256,788
                                                                     ------------
  Business Services -- 5.34%
    Angelica Corp.                                         120,200      2,464,100
    Harland (John H.) Co.                                  247,500      5,166,562
    National Service Industries, Inc.                      190,200      6,157,725
                                                                     ------------
                                                                       13,788,387
                                                                     ------------
  Chemicals -- 2.21%
    NCH Corp.                                               98,800      5,705,700
                                                                     ------------
  Consumer Durables -- 4.29%
    Hillenbrand Industries, Inc.                            90,800      3,075,850
    National Presto Industries, Inc.                        78,800      3,132,300
    Thiokol Corp.                                          143,700      4,867,838
                                                                     ------------
                                                                       11,075,988
                                                                     ------------
  Domestic Oil -- 4.61%
    Atlantic Richfield Co.                                  37,200      4,119,900
    MAPCO, Inc.                                            142,700      7,794,988
                                                                     ------------
                                                                       11,914,888
                                                                     ------------
  Drugs and Medicine -- 2.84%
    Block Drug, Inc. Class A                                45,700      1,588,075
    Bristol-Myers Squibb Co.                                66,800      5,736,450
                                                                     ------------
                                                                        7,324,525
                                                                     ------------
  Energy and Utilities -- 5.34%
    American Water Works Co., Inc.                          76,435      2,971,411
    Equitable Resources, Inc.                              128,200      4,006,250
    Sierra Pacific Resources                               291,900      6,823,162
                                                                     ------------
                                                                       13,800,823
                                                                     ------------


                                      FS-340

  Energy Raw Materials -- 1.09%
    Ashland Coal, Inc.                                     131,300      2,806,537
                                                                     ------------
  Insurance -- 13.18%
    Allmerica Property & Casualty Co.                      129,500      3,496,500
    AMBAC, Inc.                                             94,600      4,434,375
    Financial Security Assurance Holdings                  126,500      3,146,688
    Home Beneficial Corp. Class B                          246,900      5,925,600
    Marsh & McLennan Companies, Inc.                        34,200      3,035,250
    Mid Ocean Ltd.                                          76,100      2,825,213
    Old Republic International Corp.                       223,900      7,948,450
    SAFECO Corp.                                            93,600      3,229,200
                                                                     ------------
                                                                       34,041,276
                                                                     ------------
  International Oil -- 3.62%
    Amoco Corp.                                            61,900       4,449,062
    Texaco, Inc.                                           62,500       4,906,250
                                                                     ------------
                                                                        9,355,312
                                                                     ------------
  Liquor -- 1.44%
    Anheuser-Busch Companies, Inc.                         55,800       3,731,625
                                                                     ------------
  Media -- 1.64%
    Gannett Co., Inc.                                      69,000       4,234,875
                                                                     ------------
  Miscellaneous Finance -- 7.91%
    Federal National Mortgage Association                  75,800       9,408,675
    Fund American Enterprises Holdings, Inc.              112,365       8,371,192
    Salomon, Inc.                                          74,300       2,637,650
                                                                     ------------
                                                                       20,417,517
                                                                     ------------
  Motor Vehicles -- 1.01%
    Ford Motor Co.                                         89,798       2,604,142
                                                                     ------------
  Non-Durables and Entertainment -- 3.53%
    Hasbro, Inc.                                          181,000       5,611,000
    Luby's Cafeterias, Inc.                                37,800         841,050
    Sbarro, Inc.                                          123,700       2,659,550
                                                                     ------------
                                                                        9,111,600
                                                                     ------------
  Railroads and Shipping -- 3.23%
    Alexander & Baldwin, Inc.                             252,600       5,809,800
    Norfolk Southern Corp.                                 31,900       2,532,062
                                                                     ------------
                                                                        8,341,862
                                                                     ------------
  Retail -- 7.89%
    May Department Stores Co.                             155,900       6,586,775
    Melville Corp.                                        201,500       6,196,125
    Mercantile Stores, Inc.                                62,000       2,867,500
    Stanhome, Inc. Voting                                 162,200       4,724,075
                                                                     ------------
                                                                       20,374,475
                                                                     ------------
  Soaps and Cosmetics -- 2.33%
    Unilever N. V.                                         42,800       6,024,100
                                                                     ------------
  Tires and Rubber Goods -- 1.13%
    Bandag, Inc. Class A                                   54,900       2,909,700
                                                                     ------------
  Tobacco -- 4.18%
    Loews Corp.                                            77,400       6,066,225
    Philip Morris Companies, Inc.                          52,400       4,742,200
                                                                     ------------
                                                                       10,808,425
                                                                     ------------
TOTAL COMMON STOCKS                                                   217,710,080
                                                                     ------------
  (Cost $191,404,657)

TOTAL INVESTMENTS                                                    $258,251,034
                                                                     ============
  (Cost $231,447,596)

* Non-income producing security.

                               THE WOODWARD FUNDS
                              CAPITAL GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995


                     Description                       Face Amount   Market Value
                     -----------                       -----------   ------------
TEMPORARY CASH INVESTMENT -- 2.52%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96, (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05 and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                $4,958,619   $  4,958,619
                                                                     ------------
  (Cost $4,958,619)
                                                          Shares
COMMON STOCKS -- 97.48%
  Banks -- 3.67%
    Banc One Corp.                                          80,000      3,020,000
    Norwest Corp.                                          127,000      4,191,000
                                                                     ------------
                                                                        7,211,000
                                                                     ------------
  Business Machines -- 4.03%
    Autodesk, Inc.                                          90,400      3,096,200
    Microsoft Corp. *                                       55,000      4,826,250
                                                                     ------------
                                                                        7,922,450
                                                                     ------------
  Business Services -- 6.26%
    Automatic Data Processing, Inc.                         58,000      4,306,500
    Interpublic Group of Companies, Inc.                   105,000      4,554,375
    WMX Technologies, Inc.                                 115,000      3,435,625
                                                                     ------------
                                                                       12,296,500
                                                                     ------------
  Chemicals -- 3.56%
    Great Lakes Chemical Corp.                              58,000      4,176,000
    Sigma-Aldrich Corp.                                     57,000      2,821,500
                                                                     ------------
                                                                        6,997,500
                                                                     ------------
  Construction -- 4.84%
    Fluor Corp.                                             73,000      4,818,000
    York International Corp.                               100,000      4,700,000
                                                                     ------------
                                                                        9,518,000
                                                                     ------------
  Consumer Durables -- 2.88%
    Newell Co.                                             140,000      3,622,500
    Rubbermaid, Inc.                                        80,000      2,040,000
                                                                     ------------
                                                                        5,662,500
                                                                     ------------
  Containers -- 2.13%
    Crown Cork & Seal Co., Inc. *                          100,000      4,175,000
                                                                     ------------

  Drugs and Medicine -- 12.79%
    Johnson & Johnson                                       70,000      5,993,750
    Medtronic, Inc.                                         67,000      3,743,625
    Pall Corp.                                             225,000      6,046,875
    Stryker Corp.                                           83,000      4,357,500
    United Healthcare Corp.                                 76,000      4,978,000
                                                                     ------------
                                                                       25,119,750
                                                                     ------------
  Electronics -- 6.26%
    General Motors Corp., Class E                           95,000      4,940,000
    Hewlett-Packard Co.                                     37,000      3,098,750
    Intel Corp.                                             75,000      4,256,250
                                                                     ------------
                                                                       12,295,000
                                                                     ------------
  Energy and Utilities -- 1.94%
    Enron Corp.                                            100,000      3,812,500
                                                                     ------------

                                      FS-342

  Energy Raw Materials -- 4.15%
    Schlumberger Ltd.                                       52,000      3,601,000
    Western Atlas, Inc. *                                   90,000      4,545,000
                                                                     ------------
                                                                        8,146,000
                                                                     ------------
  Food and Agriculture -- 3.86%
    CPC International, Inc.                                57,000       3,911,625
    Sysco Corp.                                           113,000       3,672,500
                                                                     ------------
                                                                        7,584,125
                                                                     ------------
  Insurance -- 4.84%
    AFLAC, Inc.                                           100,000       4,337,500
    American International Group, Inc.                     56,000       5,180,000
                                                                     ------------
                                                                        9,517,500
                                                                     ------------
  Media -- 2.20%
    Donnelley (R.R.) & Sons Co.                           110,000       4,331,250
                                                                     ------------

  Miscellaneous and Conglomerates -- 2.37%
    Duracell International, Inc.                           90,000       4,657,500
                                                                     ------------

  Non-Durables and Entertainment -- 6.05%
    Cracker Barrel Old Country Store, Inc.                250,000       4,312,500
    CUC International, Inc *.                              73,650       2,513,306
    Service Corp. International                           115,000       5,060,000
                                                                     ------------
                                                                       11,885,806
                                                                     ------------
  Producer Goods -- 3.57%
    Illinois Tool Works, Inc.                              76,000       4,484,000
    Stewart & Stevenson Services, Inc.                    100,000       2,525,000
                                                                     ------------
                                                                        7,009,000
                                                                     ------------
  Retail -- 8.95%
    Albertsons, Inc.                                      132,000       4,339,500
    Home Depot, Inc.                                      135,000       6,463,125
    Toys R Us *                                           130,000       2,827,500
    Walgreen Co.                                          132,000       3,943,500
                                                                     ------------
                                                                       17,573,625
                                                                     ------------
  Telephone -- 4.77%
    AirTouch Communications, Inc. *                       170,000       4,802,500
    MCI Communications Corp.                              175,000       4,571,875
                                                                     ------------
                                                                        9,374,375
                                                                     ------------
  Tobacco -- 1.87%
    UST, Inc.                                             110,000       3,671,250
                                                                     ------------

  Travel and Recreation -- 6.49%
    Carnival Corp. Class A                                180,000       4,387,500
    Disney (Walt) Co.                                      80,000       4,720,000
    Gaylord Entertainment Co. Class A                     131,000       3,635,250
                                                                     ------------
                                                                       12,742,750
                                                                     ------------
TOTAL COMMON STOCKS                                                   191,503,381
                                                                     ------------
  (Cost $159,055,136)

TOTAL INVESTMENTS                                                    $196,462,000
                                                                     ============
  (Cost $164,013,755)

* Non-income producing security

                               THE WOODWARD FUNDS
                                 BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995


                     Description                        Face Amount    Market Value
                     -----------                        -----------    ------------
TEMPORARY CASH INVESTMENT -- 11.13%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05, and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                $10,363,688    $10,363,688
                                                                       -----------
  (Cost $10,363,688)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 33.62%
  U.S. Treasury Securities -- 15.64%
    Principal Strips from U.S. Treasury Securities
      due:
      8/15/98                                               500,000        436,475
      5/15/18                                               600,000        149,664
      11/15/18                                              600,000        145,734
      8/15/20                                             4,765,000      1,037,245
    Strips from U.S. Treasury Securities due:
      5/15/98                                               200,000        176,984
      2/15/99                                               100,000         84,995
      2/15/11                                               600,000        242,940
      5/15/11                                             1,083,000        431,077
      2/15/12                                               280,000        105,795
      8/15/12                                               750,000        273,848
      5/15/13                                               760,000        264,290
      2/15/14                                               200,000         66,210
    U.S. Treasury Bonds:
      12.750%, 11/15/10                                     395,000        601,632
      10.375%, 11/15/12                                     495,000        684,338
    U.S. Treasury Notes:
      7.375%, 5/15/96                                       350,000        352,681
      7.250%, 11/15/96                                      200,000        203,312
      8.500%, 4/15/97                                       165,000        171,626
      8.625%, 8/15/97                                       850,000        894,625
      8.750%, 10/15/97                                      200,000        211,968
      8.875%, 11/15/97                                      800,000        851,496
      7.875%, 1/15/98                                     2,400,000      2,521,872
      7.875%, 4/15/98                                     3,870,000      4,086,488
      5.375%, 5/31/98                                       350,000        351,148
      6.875%, 7/31/99                                       200,000        210,000
                                                                       -----------
  (Cost $13,572,976)                                                    14,556,443
                                                                       -----------
  Agency Obligations -- 17.98%
    Federal Home Loan Mortgage Corp. Participation
      Ctf.
       #555238, 12.000%, 7/1/19                             177,465        198,989
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 22 Class C, 9.500%, 4/15/20                  138,110        156,469
        Series 11 Class D, 9.500%,7/15/19                   200,000        222,572
        Series 99 Class Z, 9.500%, 1/15/21                  109,086        117,377
        Series 1051 Class D, 7.000%, 11/15/19               194,946        197,330
        Series 1065 Class J, 9.000%, 4/15/21                100,000        108,781
        Series 1084 Class F, AR, 5/15/21                    250,000        254,990
        Series 1084 Class S, IF, 5/15/21                    175,000        227,500
        Series 1144 Class KB, 8.500%, 9/15/21               250,000        264,635
        Series 1295 Class JB, 4.500%, 3/15/07               300,000        271,701
        Series 1297 Class H, 7.500%, 1/15/20                130,723        133,925
        Series 1360 Class PK, 10.000%, 12/15/20             150,000        172,192
        Series 1370 Class F, 6.750%, 3/15/19                260,000        262,743
        Series 1378 Class H, 10.000%, 1/15/21               100,000        115,208
        Series 1378 Class JZ, 7.500%, 11/15/21              253,428        257,659
        Series 1456 Class G, 6.500%,12/15/18                300,000        300,315
        Series 1465 Class SA, IF, 2/15/08                 1,584,527         78,228
        Series 1483 Class E, 6.500%, 2/15/20                367,500        367,283
        Series 1489 Class L, 5.500%, 4/15/08                208,713        203,631
        Series 1491 Class F, 5.000%, 8/15/19                400,000        375,472
        Series 1508 Class KB, IO, IF, 5/15/23               709,793         45,689
        Series 1531 Class K, 6.000%, 4/15/08                346,816        336,404


                                      FS-344

        Series 1554 Class KA, PO, 8/15/08                    84,308         66,971
        Series 1583 Class NS, IF, 9/15/23                   115,888         85,757
        Series 1585 Class NB, IF, 9/15/23                   144,996        117,446
        Series 1586 Class A, 6.000%, 9/15/08                167,962        161,611
        Series 1595 Class S, IO, IF, 10/15/13             1,582,125         64,266
        Series 1604 Class SE, IF, 11/15/08                  187,033        149,626
        Series 1606 Class LD, IF, 5/15/08                   393,649        295,358
        Series 1681 Class K, 7.000%, 8/15/23                446,020        436,243
        Series 1686 Class A, 5.000%, 2/15/24                 92,449         82,440
        Series 1689 Class SD, IF, 10/15/23                  100,000         89,000
        Series 1706 Class LA, 7.000%, 3/15/24               425,008        416,402
        Series 1757-A, Class A, 9.500%, 5/15/23             176,610        187,868
        Series 1796-A, Class S, IF, 2/15/09                 100,000         75,500
    Federal Housing Administration Merrill Lynch
      Project Pool 170 Pass thru Ctf., 7.430%, 8/1/20       228,368        235,931
    Federal National Mortgage Assn. Pass Thru
      Securities Pool #116612, AR, 3/1/19                   120,860        125,058
    Federal National Mortgage Assn. Pass Thru
      Securities Guaranteed Remic Trust:
        1989 Class 34-D, 9.850%, 7/25/13                    100,480        101,805
        1989 Class 69-G, 7.600%, 10/25/19                   800,000        825,385
        1989 Class 78-H, 9.400%, 11/25/19                   250,000        278,605
        1990 Class 1-D, 8.800%, 1/25/20                     150,000        159,384
        1990 Class 140-K, HB, 652.1454%, 12/25/20             1,859         34,111
        1990 Class 143-J, 8.750%, 12/25/20                  125,000        134,010
        1991 Class 144-PZ, 8.500%, 6/25/21                  213,482        225,832
        1991 Class 161-H, 7.500%, 2/25/21                   195,157        198,564
        1992 Class 204-B, 6.000%, 10/25/20                  250,000        241,885
        1993 Class 13-G, 6.000%, 6/25/20                    200,000        196,274
        1993 Class 15-K, 7.000%, 02/25/08                   198,103        197,104
        1993 Class 19-G, 5.000%, 5/25/19                    250,000        237,095
        1993 Class 32-K, 6.000%, 3/25/23                    398,757        383,429
        1993 Class 38-S, IO, IF, 11/25/22                 1,167,204         32,098
        1993 Class 44-S, IO, IF, 4/25/23                    440,206         19,395
        1993 Class 58-J, 5.500%, 4/25/23                    172,150        160,876
        1993 Class 94-K, 6.750%, 5/25/23                    129,919        127,147
        1993 Class 139-SG, IF, 8/25/23                      242,431        187,959
        1993 Class 155-LA, 6.500%, 5/25/23                  347,178        342,498
        1993 Class 155-SB, IO, IF, 9/25/23                  855,151         46,495
        1993 Class 190-SE, IF, 10/25/08                      49,847         38,740
        1993 Class 207-SC, IF, 11/25/23                     286,295        208,995
        1993 Class 209-KB, 5.659%, 8/25/08                  186,995        178,470
        1993 Class 214-L, 6.000%, 12/25/08                  167,752        165,801
        1993 Class 220-SD, IF, 11/25/13                      49,707         38,631
        1993 Class 223-FB, AR, 12/25/23                     371,360        365,790
        1993 Class 223-SB, IF, 12/25/23                     165,265        132,212
        1994 Class 8-G, PO, 11/25/23                        259,594        188,206
        1994 Class 19-C, 5.000%, 1/25/24                    341,483        315,697
        1994 Class 30-LA, 6.500%, 2/25/09                    84,934         83,897
        1994 Class 36-SE, IF, 11/25/23                      136,624        109,299
        1994 Class 39-F, AR, 3/25/24                        226,630        225,071
        1994 Class 39-S, IF, 3/25/24                         87,166         77,413
        1994 Class 53-CA, PO, 11/25/23                      460,000        318,550
        1994 Class 59-PK, 6.000%, 3/25/24                   176,633        171,714
        1994 Class 82-SA, IO, 5/25/23                     1,931,538         51,900
        1995 Class 13-B, 6.500%, 3/25/09                    576,322        563,533
        1992-G Class 15-Z, 7.000%, 1/25/22                  196,015        190,649
        1992-G Class 42-Z, 7.000%, 7/25/22                  633,918        624,341
        1992-G Class 59-C, 6.000%, 12/25/21                 200,000        194,128
        1993-G Class 19-K, 6.500%, 6/25/19                  254,799        250,365
        1994-G Class 13-ZB, 7.000%, 11/17/24                107,229        102,640
    Government National Mortgage Assn. Pass Thru
      Securities
      Guaranteed Remic Trust:
        1994 Class 4-SA, IO, IF, 10/16/22                   600,000         38,250
    Government National Mortgage Assn. Pass Thru:
      Pool #297628, 8.000%, 9/15/22                         190,467        198,974
      Pool #313110, 7.500%, 11/15/22                        499,859        515,218
                                                                       -----------
  (Cost $15,517,459)                                                    16,737,005
                                                                       -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                            31,293,448
                                                                       -----------
  (Cost $29,090,435)

CORPORATE BONDS AND NOTES -- 1.95%
  Finance -- 1.12%
    Associates Corp. of North America:
      9.125%, 4/1/00                                         85,000         95,937
      8.150%, 8/1/09                                        200,000        227,996
    Ford Credit Grantor Trust Asset Backed Ctf.
      Series 1994-A, Class A, 6.350%, 5/15/99               272,012        274,846

                                      FS-345

    Merrill Lynch Trust 43 E CMO, Series 43-E,
      6.500%, 8/27/15                                       200,000        198,998
    Nationsbank Auto Grantor Trust Asset Backed Ctf.
      Series 1995-A, Class A, 5.850%, 6/15/02                96,427         96,983
    Standard Credit Card Master Trust Asset Backed
      Ctf. Series 1995-5, Class A, AR, 5/8/00               150,000        150,046
                                                                       -----------
  (Cost $1,000,850)                                                      1,044,806
                                                                       -----------

 Industrial -- 0.42%
    Boeing Co., 7.950%, 8/15/24                            110,000         129,493
    Proctor & Gamble Co., 8.000%, 10/26/96                 220,000         262,544
                                                                       -----------
  (Cost $360,295)                                                          392,037
                                                                       -----------
  Public Utility -- 0.41%
    New England Telephone & Telegraph Co., 7.875%,
11/15/29                                                   250,000         294,213
    Nippon Telegraph & Telephone Corp., 9.500%,
7/27/98                                                     80,000          87,370
                                                                       -----------
  (Cost $351,127)                                                          381,583
                                                                       -----------
TOTAL CORPORATE BONDS AND NOTES                                          1,818,426
                                                                       -----------
  (Cost $1,712,272)

CONVERTIBLE BONDS -- 0.52%
  Chubb Capital Corp., 6.00%, 5/15/98                      121,000         136,730
  Consolidated Natural Gas Co., 7.25%, 12/15/15             98,100         101,779
  Price Co., 6.75%, 3/1/01                                 112,000         113,820
  Unifi, Inc., 6.00%, 3/15/02                              130,000         130,975
                                                                       -----------
  (Cost $473,776)                                                          483,304
                                                                       -----------
                                                          Shares
                                                          ------
COMMON STOCKS -- 52.78%
  Aerospace -- 1.06%
    Boeing Co.                                              12,600         987,525
                                                                       -----------
  Air Transport -- 0.15%
    Air Express International Corp.                          6,225         143,175
                                                                       -----------
  Apparel -- .90%
    Nine West Group, Inc. *                                  2,950         110,625
    Reebok International Ltd.                                2,780          78,535
    Russell Corp.                                           20,000         555,000
    Unifi Inc.                                               1,640          36,285
    V.F. Corp.                                               1,050          55,388
                                                                       -----------
                                                                           835,833
                                                                       -----------
  Banks -- 2.58%
    Banc One Corp.                                           3,100         117,025
    Bancorp Hawaii, Inc.                                     3,390         121,616
    Barnett Banks, Inc.                                     10,800         637,200
    Charter One Financial Inc.                               5,200         159,250
    Commerce Bancshares, Inc.                                1,975          75,530
    First Union Corp.                                        2,200         122,375
    Fleet Financial Group, Inc.                             20,900         851,675
    Norwest Corp.                                            4,000         132,000
    TCF Financial Corp.                                      5,600         185,500
                                                                       -----------
                                                                         2,402,171
                                                                       -----------
  Business Machines -- 1.01%
    Autodesk, Inc.                                          12,370         423,673
    Diebold, Inc.                                            2,613         144,695
    InterVoice, Inc. *                                       2,500          47,500
    Komag, Inc. *                                            2,700         124,538
    Microsoft Corp. *                                        1,100          96,525
    Xilinx, Inc. *                                           3,350         102,174
                                                                       -----------
                                                                           939,105
                                                                       -----------


                                      FS-346

  Business Services -- 3.94%
    American Management System, Inc. *                       4,500         135,000
    Angelica Corp.                                           2,600          53,300
    Automatic Data Processing, Inc.                          1,800         133,650
    CDI Corp. *                                              2,900          52,200
    Deluxe Corp.                                            19,400         562,600
    DST Systems, Inc. *                                      1,600          45,600
    Dun & Bradstreet Corp.                                  10,300         666,925
    G & K Services, Inc. Class A                             3,400          86,700
    Harland (John H.) Co.                                    5,360         111,890
    Interpublic Group of Companies, Inc.                    12,600         546,525
    National Service Industries, Inc.                        4,120         133,385
    Omnicom Group, Inc.                                      3,380         125,905
    SunGard Data Systems, Inc. *                             4,500         128,250
    WMX Technologies, Inc.                                  23,500         702,063
    Zilog, Inc. *                                            5,000         183,125
                                                                       -----------
                                                                         3,667,118
                                                                       -----------
  Chemicals -- 2.64%
    Dow Chemical Co.                                         8,500         598,188
    Great Lakes Chemical Corp.                              13,600         979,200
    NCH Corp.                                                2,140         123,585
    RPM, Inc.                                                8,265         136,372
    Sigma-Aldrich Corp.                                     12,500         618,750
                                                                       -----------
                                                                         2,456,095
                                                                       -----------
  Construction -- 3.00%
    Crane Co.                                                5,604         206,648
    Fluor Corp.                                              2,100         138,600
    Masco Corp.                                             20,900         655,737
    Stanley Works                                           13,500         695,250

    York International Corp.                                23,300       1,095,100
                                                                       -----------
                                                                         2,791,335
                                                                       -----------
  Consumer Durables -- 1.43%
    Durakon Industries, Inc. *                               4,508          56,350
    Hillenbrand Industries, Inc.                             1,970          66,734
    Invacare Corp.                                           1,700          42,925
    Leggett & Platt, Inc.                                    3,840          93,120
    National Presto Industries, Inc.                         1,710          67,973
    Newell Co.                                               4,300         111,263
    Rubbermaid, Inc.                                        30,700         782,850
    Thiokol Corp.                                            3,110         105,350
                                                                       -----------
                                                                         1,326,565
                                                                       -----------
  Containers -- 0.65%
    AptarGroup, Inc.                                         4,600         171,925
    Crown Cork & Seal Co., Inc. *                           10,400         434,200
                                                                       -----------
                                                                           606,125
                                                                       -----------
  Domestic Oil -- 0.27%
    Atlantic Richfield Co.                                     810          89,708
    MAPCO, Inc.                                              2,940         160,597
                                                                       -----------
                                                                           250,305
                                                                       -----------
  Drugs and Medicine -- 5.52%
    Abbott Laboratories                                     14,400         601,200
    Block Drug, Inc. Class A                                 1,000          34,750
    Bristol-Myers Squibb Co.                                10,790         926,591
    Community Health System                                  2,600          92,625
    Health Care & Retirement Corp. *                         2,594          90,790
    Johnson & Johnson                                        1,700         145,563
    Medtronic, Inc.                                          2,400         134,100
    Merck & Co., Inc.                                        9,700         637,775
    Pall Corp.                                               5,800         155,875
    Scherer (R.P.) Corp. *                                   2,286         112,300
    Schering-Plough Corp.                                   17,300         947,175
    Stryker Corp.                                              900          47,250
    Sybron International Corp. *                             5,400         128,250
    United Healthcare Corp.                                  2,400         157,200
    U.S. HealthCare, Inc.                                   17,600         818,400
    Vivra, Inc. *                                            4,500         113,062
                                                                       -----------
                                                                         5,142,906
                                                                       -----------

                                      FS-347

  Electronics -- 2.28%
    Allen Group, Inc.                                        5,393         120,668
    Belden, Inc.                                             7,500         193,125
    Dynatech Corp. *                                         8,000         136,000
    General Motors Corp. Class E                            20,400       1,060,800
    Hewlett Packard Co.                                      1,500         125,625
    Holophane Corp. *                                        5,100         110,925
    Intel Corp.                                              1,600          90,800
    MEMC Electronic Materials *                              2,500          81,563
    Molex, Inc. Class A Non-Voting                           3,550         108,719
    3COM Corp. *                                               952          44,387
    Vishay Intertechnology, Inc. *                           1,700          53,550
                                                                       -----------
                                                                         2,126,162
                                                                       -----------
  Energy and Utilities -- 1.62%
    American Water Works Co., Inc.                           1,800          69,975
    Enron Corp.                                              1,500          57,188
    Entergy Corp.                                           10,200         298,350
    Equitable Resources, Inc.                                2,770          86,563
    MCN Corp.                                               36,300         843,974
    Sierra Pacific Resources                                 6,320         147,730
                                                                       -----------
                                                                         1,503,780
                                                                       -----------
  Energy Raw Materials -- 2.27%
    Apache Corp.                                             5,076         149,742
    Ashland Coal, Inc.                                       2,810          60,064
    Burlington Resources, Inc.                              13,300         522,025
    Schlumberger Ltd.                                       16,500       1,142,625
    Southwestern Energy Co.                                  8,476         108,069
    Western Atlas, Inc. *                                    2,500         126,250
                                                                       -----------
                                                                         2,108,775
                                                                       -----------
  Food and Agriculture -- 1.71%
    ConAgra, Inc.                                           11,300         466,125
    CPC International, Inc.                                  1,500         102,938
    Sysco Corp.                                             28,300         919,750
    Universal Foods Corp.                                    2,549         102,278
                                                                       -----------
                                                                         1,591,091
                                                                       -----------
  Insurance -- 3.97%
    AFLAC, Inc.                                              1,400          60,725
    Allmerica Property & Casualty Co.                        2,800          75,600
    AMBAC, Inc.                                              2,050          96,094
    American International Group, Inc.                       9,400         869,500
    Chubb Corp.                                             10,200         986,850
    Citizens Corp.                                           6,548         121,957
    Financial Security Assurance Holdings                    2,440          60,695
    First Colony Corp.                                      30,200         766,325
    Home Beneficial Corp. Class B                            5,350         128,400
    Marsh & McLennan Companies, Inc.                           740          65,675
    Mid Ocean Ltd.                                           1,570          58,286
    Old Republic International Corp.                         4,880         173,240
    SAFECO Corp.                                             2,020          69,690
    Transatlantic Holdings, Inc.                             2,254         165,387
                                                                       -----------
                                                                         3,698,424
                                                                       -----------
  International Oil -- 0.73%
    Amoco Corp.                                              1,340          96,313
    Royal Dutch Petroleum Co., N.Y. Registry                 3,400         479,825
    Texaco, Inc.                                             1,350         105,975
                                                                       -----------
                                                                           682,113
                                                                       -----------

  Liquor -- 0.87%
    Anheuser Busch Companies, Inc.                          12,120         810,525
                                                                       -----------
  Media -- 2.04%
    Banta Corp.                                              3,290         144,760
    Donnelley (R.R.) & Sons Co.                              2,200          86,625
    Gannett Co., Inc.                                       14,790         907,736
    Washington Post Co. Class B                              2,700         761,400
                                                                       -----------
                                                                         1,900,521
                                                                       -----------


                                      FS-348

  Miscellaneous and Conglomerates -- 1.24%
    Arctco, Inc.                                             4,983          64,779
    Culligan Water Technologies, Inc. *                      3,700          89,725
    DENTSPLY International, Inc.                             3,700         148,000
    Department 56, Inc. *                                    1,200          46,050
    Duracell International, Inc.                             2,200         113,850
    Greenfield Industries, Inc.                              5,700         178,125
    Health Management Associates, Inc. Class A *             4,862         127,020
    Littlefuse, Inc. *                                       3,500         128,625
    Minerals Technologies, Inc.                              3,085         112,602
    Wolverine Tube, Inc. *                                   4,000         150,000
                                                                       -----------
                                                                         1,158,776
                                                                       -----------
  Miscellaneous Finance -- 1.68%
    A.G. Edwards, Inc.                                       5,755         137,401
    CMAC Investment Corp.                                    2,300         101,200
    Executive Risk, Inc.                                     5,200         150,800
    Federal National Mortgage Association                    1,640         203,565
    FINOVA Group, Inc.                                       5,535         267,064
    Fund American Enterprises Holdings, Inc.                 2,310         172,095
    Idex Corp.                                               2,472         101,332
    PMI Group, Inc.                                          3,200         144,800
    Prudential Reinsurance Holding                           6,000         140,250
    Salomon, Inc.                                            1,610          57,154
    Scotsman Industries, Inc.                                4,900          86,362
                                                                       -----------
                                                                         1,562,023
                                                                       -----------
  Motor Vehicles -- 1.22%
    Excel Industries, Inc.                                   7,035          98,490
    Ford Motor Co.                                           1,861          53,969
    General Motors Corp.                                    11,700         618,638
    Harley-Davidson, Inc.                                    6,926         199,123
    Myers Industries, Inc.                                   4,520          74,014
    Superior Industries International                        3,338          88,040
                                                                       -----------
                                                                         1,132,274
                                                                       -----------
  Non-Durables and Entertainment -- 1.12%
    Cracker Barrel Old Country Store, Inc.                  32,000         552,000
    CUC International, Inc.                                  2,250          76,781
    Hasbro, Inc.                                             3,920         121,520
    Lancaster Colony Corp.                                   3,764         140,209
    Luby's Cafeterias, Inc.                                    820          18,245
    Sbarro, Inc.                                             2,280          49,020
    Service Corp. International                              2,000          88,000
                                                                       -----------
                                                                         1,045,775
                                                                       -----------
  Non-Ferrous Metals -- 0.08%
    DT Industries, Inc.                                      5,200          70,200
                                                                       -----------
  Producer Goods -- 2.52%
    General Electric Co.                                     9,500         684,000
    Hubbell, Inc. Class B                                    3,351         220,328
    Illinois Tool Works, Inc.                                2,100         123,900
    Juno Lighting, Inc.                                      7,239         115,824
    Stewart & Stevenson Services, Inc.                      33,400         843,350
    Teleflex, Inc.                                           1,590          65,190
    Trimas Corp.                                             6,235         117,686
    Watts Industries, Inc. Class A                           7,398         172,003
                                                                       -----------
                                                                         2,342,281
                                                                       -----------
  Railroads and Shipping -- 0.19%
    Alexander & Baldwin, Inc.                                5,470         125,810
    Norfolk Southern Corp.                                     690          54,769
                                                                       -----------
                                                                           180,579
                                                                       -----------


                                      FS-349

  Retail -- 1.70%
    Albertsons, Inc.                                         3,200         105,200
    Cato Corp. Class A                                      14,518         112,515
    Home Depot, Inc.                                         2,500         119,688
    Kohls Corp. *                                            1,732          90,930
    May Department Stores Co.                                3,380         142,805
    Melville Corp.                                           4,360         134,070
    Mercantile Stores Inc.                                   1,200          55,500
    Stanhome, Inc. Voting                                    3,510         102,229
    Talbots, Inc.                                            1,949          56,034
    Toys R Us *                                             24,900         541,575
    Walgreen Co.                                             4,200         125,474
                                                                       -----------
                                                                         1,586,020
                                                                       -----------
  Soaps and Cosmetics -- 0.12%
    Unilever N. V.                                             810         114,007
                                                                       -----------
  Telephone -- 2.64%
    AT&T Corp.                                              9,000          582,750
    AirTouch Communications, Inc. *                         3,300           93,225
    Century Telephone Enterprises, Inc.                    21,500          682,625
    MCI Communications Corp.                               42,000        1,097,250
                                                                       -----------
                                                                         2,455,850
                                                                       -----------
  Tires and Rubber Goods -- 0.06%
    Bandag, Inc. Class A                                    1,050           55,650
                                                                       -----------
  Tobacco -- 0.38%
    Loews Corp.                                             1,700          133,238
    Philip Morris Companies, Inc.                           1,130          102,265
    UST, Inc.                                               3,500          116,812
                                                                       -----------
                                                                           352,315
                                                                       -----------
  Travel and Recreation -- 0.49%
    Callaway Golf Co.                                       5,600          126,700
    Carnival Corp. Class A                                  5,000          121,875
    Disney (Walt) Co.                                       1,600           94,400
    Gaylord Entertainment Co. Class A                       4,130          114,608
                                                                       -----------
                                                                           457,583
                                                                       -----------
  Trucking and Freight -- 0.70%
    Ryder System, Inc.                                     26,300          650,924
                                                                       -----------
TOTAL COMMON STOCKS                                                     49,133,906
                                                                       -----------
  (Cost $41,977,085)

TOTAL INVESTMENTS                                                      $93,092,772
                                                                       ===========
  (Cost $83,617,256)

* Non-income producing security.

                               THE WOODWARD FUNDS
                                 BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)

                       Notes to Portfolio of Investments

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

Adjustable Rate (AR)

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                               THE WOODWARD FUNDS
                                  EQUITY FUNDS
                         NOTES TO FINANCIAL STATEMENTS

(1)    Organization and Commencement of Operations

      The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995, Woodward consisted of seventeen separate series. The five Equity Funds (Equity Funds) included in these financial statements are described below.

         Woodward Growth/Value Fund
         Woodward Opportunity Fund
         Woodward Intrinsic Value Fund
         Woodward Capital Growth Fund
         Woodward Balanced Fund

      The Growth/Value, Opportunity and Intrinsic Value Funds commenced operations on June 1, 1991, the Balanced Fund commenced operations on January 1, 1994, and the Capital Growth Fund commenced operations on July 2, 1994.

      The remaining two Woodward Equity Funds, the Equity Index and International Equity Funds, are each included on separate stand alone financial statements.

(2)    Significant Accounting Policies

    The following is a summary of significant accounting policies followed by the Equity Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      The Equity Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD) in accordance with procedures approved by the Board of Trustees.

      Investment security purchases and sales are accounted for on the day after trade date.

      Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code. Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method. As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

   Federal Income Taxes

      It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

      Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Certain book-to-tax timing differences for the funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

   Shareholder Dividends

      Dividends from net investment income are declared and paid quarterly by the Equity Funds. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   Expenses

      Expenses are charged daily as a percentage of the respective Fund's net assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)    Transactions with Affiliates

      First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the Equity Funds' average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

      NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

      A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Funds' shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

      NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the period ended December 31, 1995, NBD reimbursed the Capital Growth Fund and Balanced Fund for certain expenses in the amounts of $58,424 and $136,954, respectively.

      NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

      On March 10, 1994, Woodward adopted The Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)    Investment Securities Transactions

      Information with respect to investment securities and security transactions based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

                          Growth/Value    Opportunity   Intrinsic Value
                              Fund           Fund             Fund
                          ------------   ------------   ---------------
Gross Unrealized Gains    $151,285,779   $121,714,875    $ 32,487,357
Gross Unrealized Losses    (11,595,221)   (23,828,874)     (5,683,919)
                          ------------   ------------    ------------
                          $139,690,558   $ 97,886,001    $ 26,803,438
                          ============   ============    ============
Federal Income Tax Cost   $598,326,613   $545,136,639    $231,447,596
Purchases                 $226,974,931   $334,152,727    $100,553,869
Sales, at value           $164,369,937   $305,957,872    $104,699,734

                          Capital Growth     Balanced
                               Fund            Fund
                          -------------      --------
Gross Unrealized Gains     $ 36,159,065    $10,960,819
Gross Unrealized Losses      (3,710,820)    (1,616,652)
                           ------------    -----------
                           $ 32,448,245    $ 9,344,167
                           ============    ===========
Federal Income Tax Cost    $164,013,755    $83,748,605
Purchases                  $ 94,109,852    $38,447,984
Sales, at value            $  9,347,828    $20,747,860

(5)   Expenses

      Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of each fund's average net assets.

                                               Growth/Value    Opportunity    Intrinsic Value
               Effective Date                      Fund            Fund            Fund
               --------------                  ------------    -----------    --------------
Expense Rates:
  January 1                                           0.84%          0.90%           0.91%
  August 9                                            0.83%          0.88%           0.90%
  November 9                                          0.83%          0.86%           0.90%
NBD Advisory Fee:
  January 1                                           0.75%          0.75%           0.75%
Amounts Paid:
  Advisory Fee to NBD                           $4,951,664     $4,490,930      $1,817,833
  Distribution Fees to FoM & Essex              $   67,240     $   80,463      $   24,640
  Other Fees & Out of Pocket Expenses to NBD    $  183,590     $  247,535      $   85,169

                                     Capital Growth    Balanced
          Effective Date                  Fund           Fund
          --------------             --------------    --------
Expense Rates:
  January 1                                  0.85%         0.87%
  March 21                                   0.85%         0.90%
  August 9                                   0.85%         0.90%
  November 9                                 0.87%         0.92%
NBD Advisory Fee:
  January 1                                  0.75%         0.75%
Amounts Paid:
  Advisory Fee to NBD                  $1,064,273     $ 570,525
  Distribution Fees to FoM & Essex     $    9,455     $  11,148
  Other Fees & Out of Pocket
    Expenses to NBD                    $   44,622     $  93,196
  Expense Reimbursements by NBD        $  (58,424)    $(136,954)

                               THE WOODWARD FUNDS
                                  EQUITY FUNDS
                              FINANCIAL HIGHLIGHTS

      The Financial Highlights present a per share analysis of how the Equity Funds' net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Equity Funds and other information for the periods presented.

                                                                          Growth/Value Fund
                                            Year Ended      Year Ended        Year Ended     Year Ended        Period Ended
                                          Dec. 31, 1995    Dec. 31, 1994    Dec. 31, 1993    Dec. 31, 1992     Dec. 31, 1991
                                          -------------    -------------    -------------    -------------     -------------
Net asset value, beginning of period      $      10.67    $      11.16     $     10.51       $       9.86       $      10.00
Income from investment operations:
  Net investment income                           0.21            0.23            0.20               0.22               0.14
  Net realized and unrealized
    gains (losses) on investments                 2.76           (0.17)           1.24               0.75              (0.14)
                                          ------------    ------------     ------------      ------------       ------------
Total from investment operations                  2.97            0.06            1.44              0.97                 --
                                          ------------    ------------     ------------      ------------        -----------
Less distributions:
  From net investment income                     (0.22)          (0.21)          (0.20)             (0.22)             (0.14)
  From realized gains                            (0.26)          (0.30)          (0.59)             (0.10)                --
  In excess of realized gains                       --           (0.01)             --                 --                 --
  Tax return of capital                             --           (0.03)             --                 --                 --
                                          ------------    ------------     ------------      ------------       ------------
Total distributions                              (0.48)          (0.55)          (0.79)             (0.32)             (0.14)
                                          ------------    ------------     ------------      ------------       ------------
Net asset value, end of period            $      13.16    $      10.67    $      11.16       $      10.51       $       9.86
                                          ============    ============    ============       ============       ============
Total Return (b)                                 28.04%           0.55%          13.79%              9.87%              0.17%(a)
Ratios/Supplemental Data
Net assets, end of period                 $737,167,067    $571,370,711    $429,635,045       $287,344,809       $238,085,630
Ratio of expenses to average net assets           0.84%           0.84%           0.83%              0.83%              0.85%(a)
Ratio of net investment income to
  average net assets                              1.73%           2.07%           1.84%              2.20%              2.56%(a)
Portfolio turnover rate                          26.80%          28.04%          42.31%             16.28%              0.94%

                See accompanying notes to financial statements.

                                                                             Opportunity Fund
                                              -----------------------------------------------------------------------------
                                                Year Ended      Year Ended      Year Ended      Year Ended     Period Ended
                                              Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                              -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of period           $      13.34    $      14.49    $      12.37    $      10.40    $      10.00
Income from investment operations:
  Net investment income                                0.06            0.07            0.10            0.11            0.09
  Net realized and unrealized gains
  losses) on investments                               2.57           (0.54)           2.87            2.43            0.43
                                               ------------    ------------    ------------    ------------    ------------
Total from investment operations                       2.63           (0.47)           2.97            2.54            0.52
                                               ------------    ------------    ------------    ------------    ------------
Less distributions:
  From net investment income                          (0.06)          (0.07)          (0.10)          (0.11)          (0.09)
  From realized gains                                 (0.76)          (0.49)          (0.75)          (0.46)          (0.03)
  In excess of realized gains                            --           (0.02)             --              --              --
  Tax return of capital                                  --           (0.10)             --              --              --
                                               ------------    ------------    ------------    ------------    ------------
Total distributions                                   (0.82)          (0.68)          (0.85)          (0.57)          (0.12)
                                               ------------    ------------    ------------    ------------    ------------
Net asset value, end of period                 $      15.15    $      13.34    $      14.49    $      12.37    $      10.40
                                               ============    ============    ============    ============    ============
Total Return (b)                                      19.88%          (3.27%)         24.01%          24.56%           8.92%(a)
   Ratios/Supplemental Data
Net assets, end of period                      $650,952,268    $524,999,120    $365,664,513    $166,423,073    $108,046,450
Ratio of expenses to average net assets                0.89%           0.90%           0.86%           0.84%           0.84%(a)
Ratio of net investment income
  to average net assets                                0.37%           0.53%           0.71%           1.09%           1.56(a)
Portfolio turnover rate                               53.55%          37.51%          33.99%          34.44%           2.92%
Average commission rate                        $       0.04

                                                                            Intrinsic Value Fund
                                             -----------------------------------------------------------------------------
                                               Year Ended      Year Ended      Year Ended      Year Ended     Period Ended
                                             Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                             -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of period          $      10.48    $      11.05    $      10.40    $       9.89    $     10.00
Income from investment operations:
  Net investment income                               0.29            0.31            0.29            0.29           0.17
  Net realized and unrealized gains
  (losses) on investments                             2.24           (0.38)           1.23            1.14          (0.02)
                                              ------------    ------------    ------------    ------------    ------------
Total from investment operations                      2.53           (0.07)           1.52            1.43           0.15
                                              ------------    ------------    ------------    ------------    ------------
Less distributions:
  From net investment income                         (0.30)          (0.30)          (0.28)          (0.28)         (0.17)
  From realized gains                                (0.82)          (0.20)          (0.59)          (0.64)         (0.09)
                                              ------------    ------------    ------------    ------------    ------------
Total distributions                                  (1.12)          (0.50)          (0.87)          (0.92)         (0.26)
                                              ------------    ------------    ------------    ------------    ------------
Net asset value, end of period                $      11.89    $      10.48    $      11.05    $      10.40    $      9.89
                                              ============    ============    ============    ============    ===========
Total Return (b)                                     24.38%          (0.60%)         14.71%                          2.70%(a)
Ratios/Supplemental Data
Net assets, end of period                     $255,884,859    $220,028,096    $192,555,183    $107,260,873    $77,450,163
Ratio of expenses to average net assets               0.91%           0.91%           0.86%           0.84           0.84%(a)
Ratio of net investment income
  to average net assets                               2.49%           2.92%           2.67%           2.78%          3.03%(a)
Portfolio turnover rate                              45.55%          58.62%          63.90%          48.52%          1.80%
Average commission rate                       $       0.03

                                                        Capital Growth Fund                  Balanced Fund
                                                   -----------------------------     -----------------------------
                                                     Year Ended     Period Ended       Year Ended      Year Ended
                                                    Dec. 31, 1995   Dec. 31, 1994     Dec. 31, 1995   Dec. 31, 1994
                                                    -------------   -------------     -------------   -------------
Net asset value, beginning of period                $      10.44    $     10.00       $      9.53     $     10.00
Income from investment operations:
  Net investment income                                     0.08           0.05              0.35            0.28
  Net realized and unrealized gains
    (losses) on investments                                 2.93           0.43              1.83           (0.48)
                                                    ------------    -----------       -----------     -----------
Total from investment operations                            3.01           0.48              2.18           (0.20)
                                                    ------------    -----------       -----------     -----------
Less distributions:
  From net investment income                               (0.08)         (0.04)            (0.35)          (0.27)
  From realized gains                                      (0.11)            --             (0.12)             --
                                                    ------------    -----------       -----------     -----------
Total distributions                                        (0.19)         (0.04)            (0.47)          (0.27)
                                                    ------------    -----------       -----------     -----------
Net asset value, end of period                      $      13.26    $     10.44       $     11.24     $      9.53
                                                    ============    ===========       ===========     ===========
Total Return (b)                                           28.90%          9.62%(a)         23.18%          (1.95)%
Ratios/Supplemental Data
Net assets, end of period                           $195,861,178    $81,269,604       $93,623,801     $54,167,192
Ratio of expenses to average net assets                     0.86%          0.85%(a)          0.91%           0.85%
Ratio of net investment income to
  average net assets                                        0.65%          1.25%(a)          3.40%           3.41%
Ratio of expenses to average net assets
  without fee  waivers/ reimbursed expenses                 0.90%          0.95%(a)          1.09%           1.56%
Ratio of net investment income to
  average net assets without fee waivers/
  reimbursed expenses                                        0.61%          1.15%(a)         3.22%           2.70%
Portfolio turnover rate                                      6.97%          3.29%           31.76%          37.49%
Average commission rate                             $        0.04                     $      0.05

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.
(b) Total returns as presented do not include any applicable sales load.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward Equity Funds:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Equity Funds of THE WOODWARD FUNDS (comprising, as indicated in Note 1, the Growth/Value, Opportunity, Intrinsic Value, Capital Growth and Balanced Funds) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Equity Funds of The Woodward Funds as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995 in conformity with generally accepted accounting principles.

                              ARTHUR ANDERSEN LLP

Detroit, Michigan,
  February 19, 1996.

                          [ INTENTIONALLY LEFT BLANK ]

                              THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995

ASSETS:
Investment in securities:
  At cost                                               $100,165,227
                                                        ============
  At value (Note 2)                                     $107,690,899
Cash                                                         364,232
Receivable for securities sold                                 8,253
Unrealized appreciation on foreign exchange contracts             52
Withholding tax receivable                                   140,894
Income receivable                                            178,985
Deferred organization costs, net (Note 2)                     49,159
Prepaids and other assets                                     27,321
                                                        ------------
      TOTAL ASSETS                                       108,459,795
                                                        ------------
LIABILITIES:
Payable for securities purchased                             770,234
Unrealized depreciation on foreign exchange contracts            267
Accrued investment advisory fee                               67,327
Accrued distribution fees                                        516
Accrued custodial fee                                         14,528
Dividends payable                                            306,527
Other payables and accrued expenses                           12,095
                                                        ------------
      TOTAL LIABILITIES                                    1,171,494
                                                        ------------
     NET ASSETS                                         $107,288,301
                                                        ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                 $    971,289
Additional paid-in capital                                98,938,436
Accumulated undistributed net investment income                  803
Accumulated undistributed net realized losses from
  investments and foreign currency transactions             (154,256)
Net unrealized appreciation on investments and
  foreign currency translation                             7,532,029
                                                        ------------
      TOTAL NET ASSETS                                  $107,288,301
                                                        ============
Shares of capital stock outstanding                        9,712,891
                                                        ============
Net asset value and redemption price per share          $      11.05
                                                        ============
Maximum offering price per share                        $      11.63
                                                        ============

                See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1995

INVESTMENT INCOME (Note 2)
  Interest                                                                    $  538,478
  Dividends (net of foreign taxes withheld of $98,515)                         1,279,198
                                                                              ----------
      TOTAL INVESTMENT INCOME                                                  1,817,676
                                                                              ----------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                                        529,312
  Distribution fees                                                                4,063
  Professional fees                                                               66,313
  Custodial fee                                                                  133,650
  Amortization of deferred organization costs                                     10,714
  Marketing expenses                                                              46,449
  Registration, filing fees and other expenses                                    77,246
  Less: Expense reimbursement                                                    (51,707)
                                                                              ----------
    NET EXPENSES                                                                 816,040
                                                                              ----------
NET INVESTMENT INCOME                                                          1,001,636
                                                                              ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 AND FOREIGN CURRENCY:
    Net realized loss on:
      Investment securities                                     (147,589)
      Foreign currency transactions                                 (475)       (148,064)
                                                               ---------
    Net change in unrealized appreciation on:
      Investment securities                                    7,523,087
      Assets and liabilities denominated in foreign
       currencies                                                  6,376       7,529,463
                                                               ---------      ----------
        NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
          AND FOREIGN CURRENCY                                                 7,381,399
                                                                              ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $8,383,035
                                                                              ==========

                See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         Year Ended     Period Ended
                                                        Dec. 31, 1995   Dec. 31, 1994
                                                        -------------   -------------
FROM OPERATIONS:
  Net investment income                                  $  1,001,636    $    32,338
  Net realized losses on investments and foreign
    currency transactions                                    (148,064)        (2,937)
  Net change in unrealized appreciation on
    investments and foreign currency translation            7,529,463          2,566
                                                         ------------    -----------
  Net increase in net assets from operations                8,383,035         31,967
                                                         ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (1,033,171)            --
  In excess of realized gains                                  (3,255)            --
                                                         ------------    -----------
    Total distributions                                    (1,036,426)            --
                                                         ------------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                74,411,073     36,626,877
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                             720,012             --
                                                         ------------    -----------
                                                           75,131,085     36,626,877
  Less: payments for shares redeemed                      (11,734,863)      (113,374)
                                                         ------------    -----------
  Net increase in net assets from capital share
    transactions                                           63,396,222     36,513,503
                                                         ------------    -----------
NET INCREASE IN NET ASSETS                                 70,742,831     36,545,470
NET ASSETS:
  Beginning of period                                      36,545,470             --
                                                         ------------    -----------
  End of period                                          $107,288,301    $36,545,470
                                                         ============    ===========
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                               7,102,657      3,664,087
  Shares issued in reinvestment of distributions to
    shareholders                                               65,214             --
                                                         ------------    -----------
                                                            7,167,871      3,664,087
  Less: shares redeemed                                    (1,107,679)       (11,388)
                                                         ------------    -----------
NET INCREASE IN SHARES OUTSTANDING                          6,060,192      3,652,699
                                                         ------------    -----------
CAPITAL SHARES:
  Beginning of period                                       3,652,699             --
                                                         ------------    -----------
  End of period                                             9,712,891      3,652,699
                                                         ============    ===========

                See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                       Face Amount   Market Value
                     -----------                       -----------   ------------
TEMPORARY CASH INVESTMENT -- 4.48%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.875%, 1/3/95 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/95
    through 5/15/99, all held at Chemical Bank)         $4,819,555    $4,819,555
                                                        ----------    ----------
  (Cost $4,819,555)
                                                          Shares
                                                          ------
COMMON STOCKS -- 95.52%
  AUSTRALIA -- 2.42%
    BANKS
      National Australia Bank                               38,710       348,421
      Westpac Bank Corp                                     55,410       245,657
    CHEMICALS
      Ici Australia                                         11,453        87,751
    CONSTRUCTION
      Boral Limited                                         17,000        42,996
      Csr Limited                                           27,466        89,488
      Pioneer International                                 13,882        35,832
    ENERGY & RAW MATERIALS
      Broken Hill Pty                                       28,140       397,716
      Santos Limited                                        33,203        97,066
    FOOD & AGRICULTURE
      Amcor Limited                                          9,799        69,247
      Goodman Fielder Limited                               23,031        23,128
    LIQUOR & TOBACCO
      Coca-Cola Amatil                                      14,487       115,631
      Fosters Brewing Gp                                    22,347        36,737
    MEDIA
      News Corporation (Aust Listing)                       37,765       201,702
      News Corporation Preferred Limited Voting
        Shares                                              30,504       142,726
    MISCELLANEOUS
      Pacific Dunlop Limited                                44,367       103,960
    NON-FERROUS METALS
      Cra Limited                                           10,619       155,938
      Mim Holding Limited                                   23,841        32,986
      Western Mining Corp                                   36,388       233,866
    RAILROAD & SHIPPING
      Brambles Inds Ltd.                                     8,027        89,565
    RETAIL
      Coles Myer Ltd.                                       18,791        58,568
                                                                      ----------
                                                                       2,608,981
                                                                      ----------
  BELGIUM -- 4.30%
    BANKS
      Generale De Banque                                     1,300       460,514
      Kredietbank                                            1,550       423,985
    CHEMICALS
      Solvay                                                   850       459,240
    ENERGY & UTILITIES
      Electrabel                                             4,250     1,010,905
      Tractebel Inv Cap                                      1,300       536,714
    INSURANCE
      Fortis Ag                                              3,700       450,099
      Fortis Ag(VVPR)                                           80         9,745
    INTERNATIONAL OIL
      Petrofina Sa                                           2,160       661,305
    NON-FERROUS METALS
      Union Miniere *                                        1,804       120,761
    OTHER ENERGY SOURCES
      Gpe Bruxelles Lam                                      2,300       319,259
    PRODUCER GOODS
      Bekaert Sa                                               220       181,282
                                                                      ----------
                                                                       4,633,809
                                                                      ----------
                             FS-364
 DENMARK -- 2.11%
    BANKS
      Den Danske Bank                                        3,641       251,634
      Unidanmark 'A' (Reg'd)                                 3,535       175,417
    BUSINESS MACHINE
      Iss International Series 'B'                           2,800        63,156
      Sophus Berendsen 'B'                                   1,175       132,516
    DRUGS & MEDICINE
      Novo-Nordisk As 'B'                                   2,449        335,855
    FOOD & AGRICULTURE
      Danisco                                               3,695        178,689
    LIQUOR & TOBACCO
      Carlsberg 'A'                                           275         15,383
      Carlsberg 'B'                                         2,018        112,884
    RAILROAD & SHIPPING
      D/S 1912 'B'                                             15        286,910
      D/S Svendborg 'B'                                         9        248,475
    TELEPHONE
      Tele Danmark 'B'                                      8,786        480,378
                                                                      ----------
                                                                       2,281,297
                                                                      ----------
  FINLAND -- 3.55%
    BANKS
      Unitas Ser 'A' *                                    119,766        303,414
    CONSTRUCTION
      Metro AB 'A'                                          2,000         82,450
    ELECTRONICS
      Nokia (AB) Oy Series 'K'                             18,600        736,802
      Nokia (AB) Oy Series 'A'                             24,500        964,876
    FOOD & AGRICULTURE
      Cultor Oy Series '2'                                    500         20,728
      Cultor Oy Series '1'                                  2,500        103,639
    INSURANCE
      Pohjola Series 'B'                                    3,800         49,010
      Sampo 'A'                                             2,200        118,056
    NON-FERROUS METALS
      Outokumpo Oy 'A'                                     19,500        309,880
    PAPER & FOREST PRODUCTS
      Kymmene Corp                                         12,500        331,068
      Repola                                               23,400        441,915
    PRODUCER GOODS
      Kone Corp 'B'                                           700         58,521
    RETAIL
      Kesko                                                12,000        149,516
      Stockmann Oy 'A'                                      1,600         91,386
    TRAVEL & RECREATION
      Amer Group 'A'                                        3,800         59,424
                                                                      ----------
                                                                       3,820,685
                                                                      ----------
  FRANCE -- 4.91%
    BANKS
      Banque National Paris                                 3,615        163,291
      Cie De Suez                                           1,251         51,673
      Cie Fin Paribas 'A'                                   2,318        127,267
      Society Generale                                      1,829        226,270
    CHEMICALS
      Air Liquide ('L')                                       996        165,173
      Rhone Poulenc Sa 'A'                                  5,686        121,966
    CONSTRUCTION
      Cie De St Gobain                                      1,834        203,262
      Lafarge Coppee Sa (Br)                                1,800        116,126
    CONSUMER DURABLES
      Printemps (Av)                                          600        119,868
    DRUGS & MEDICINE
      L'Oreal                                                 985        264,056
      Sanofi                                                2,339        150,134
    ELECTRONICS
      Alcatel Alsthom (Cge)                                 2,544        219,631
      Csf (Thomson)                                         3,520         78,528
      Legrand                                                 500         77,295
      Schneider Sa (Ex-Sp)                                  3,630        124,257
    ENERGY & UTILITIES
      Eaux (Cie Generale)                                   2,307        230,635
      Lyonnaise Des Eaux                                    1,753        169,013
    FOOD & AGRICULTURE
      Danone (Ex Bsn)                                       1,520        251,138
      Eridania Beghin Sa                                      861        147,890
      Saint Louis                                             350         93,040
    INSURANCE
      Axa                                                   1,981        133,677
                             FS-365
    INTERNATIONAL OIL
      Elf Auqitaine (Soc Nat)                               5,566        410,646
      Total B                                               4,716        318,715
    LIQUOR & TOBACCO
      Lvmh Moet-Hennessy                                    2,000        417,146
      Pernod-Ricard                                         1,114         63,395
    MOTOR VEHICLES
      Peugeot Sa                                              793        104,752
    PRODUCER GOODS
      Carnaud Metal Box                                       766         35,086
      Michelin (Cgde) Class 'B' (Brwn Bds)(Reg'd)           2,150         85,861
    REAL PROPERTY
      Sefimeg (Reg'd)                                         986         65,527
    RETAIL
      Carrefour                                               586        356,006
      Promodes                                                433        101,912
    TRAVEL & RECREATION
      Accor                                                   757         98,139
                                                                      ----------
                                                                       5,291,375
                                                                      ----------
  GERMANY -- 4.93%
    AIR TRANSPORT
      Lufthansa Ag                                          1,707        236,739
    BANKS
      Bayer Vereinsbank (Var)                               5,140        154,422
      Deutsche Bank (Var)                                  10,440        496,734
      Dresdner Bank (Var)                                   7,140        191,810
    CHEMICALS
      Basf (Var)                                            1,026        231,540
      Bayer (Var)                                           1,100        292,662
      Schering                                              1,350         89,888
    CONSTRUCTION
      Hochtief                                                357        152,899
    ELECTRONICS
      Siemens (Var)                                           704        387,592
      SAP N/V Pref                                            600         91,303
    ENERGY & UTILITIES
      Rwe (Var)                                               516        188,010
      Veba (Var)                                           10,150        435,422
    INSURANCE
      Munchener Ruckvers Reg Vink *                           145        313,042
      Allianz (Regd)                                          250        491,869
    MOTOR VEHICLES
      Daimler-Benz (Var)                                      384        194,243
      Volkswagen (Var)                                        506        170,048
    PRODUCER GOODS
      Linde                                                   156         92,645
      Mannesmann (Var)                                      1,146        365,512
    RETAIL
      Kaufhof Holding                                         402        122,739
    STEEL
      Preussag Br (Var)                                     1,074        303,153
      Thyssen *                                               716        130,917
      Viag (Var)                                              419        173,014
                                                                      ----------
                                                                       5,306,203
                                                                      ----------
  HONG KONG -- 2.40%
    AIR TRANSPORT
      Cathay Pacific Airways                               37,000         56,467
    BANKS
      Hang Seng Bank                                       39,400        352,881
    ENERGY & UTILITIES
      China Light & Power                                  34,700        159,769
      Hong Kong Electric                                   20,000         65,572
      Hong Kong & China Gas                                34,800         56,035
    MISCELLANEOUS
      Hutchinson Whampoa                                   56,000        341,131
    MISCELLANEOUS FINANCE
      Swire Pacific 'A'                                    23,500        182,361
      Wharf (Holding)                                      30,000         99,910
      Wing Lung Bank                                       16,848         94,351
    REAL PROPERTY
      Cheung Kong (Holdings)                               40,000        243,665
      Hopewell Holdings                                    50,000         28,777
      Hysan Development                                    10,000         26,449
      New World Infrastr *                                     52            100
      New World Development Co                             31,366        136,710
      Sun Hung Kai Properties                              45,700        373,842

                             FS-366

    TELEPHONE
      Hong Kong Telecomm                                  203,600        363,386
                                                                      ----------
                                                                       2,581,406
                                                                      ----------
  IRELAND -- 1.95%
    BANKS
      Allied Irish Banks                                   82,680        447,907
      Bank of Ireland (Dublin Listing)                     26,825        193,904
    CONSTRUCTION
      Crh                                                  48,929        367,014
    FOOD & AGRICULTURE
      Greencore                                            24,349        209,568
      Kerry Group 'A'                                      28,760        218,954
    INSURANCE
      Irish Life                                           56,656        215,211
    MEDIA
      Independent News                                     18,405        117,406
    PAPER & FOREST PRODUCTS
      Smurfit(Jefferson) (Dublin Listing)                 139,859        329,517
                                                                      ----------
                                                                       2,099,481
                                                                      ----------
  JAPAN -- 30.54%
    AIR TRANSPORT
      Japan Airlines Co *                                  46,000        305,472
    BANK
      Asahi Bank                                           34,000        428,495
      Bank of Tokyo                                        28,000        491,315
      Dai-Ichi Kangyo Bank                                 40,000        787,190
      Fuji Bank                                            43,000        950,445
      Industrial Bank of Japan                             23,000        697,904
      Joyo Bank                                            36,000        289,671
      Sakura Bank                                          19,000        241,295
      Sumitomo Bank                                        37,000        785,542
      Tokai Bank                                           25,000        349,001
    BUSINESS MACHINE
      Canon Inc                                            21,000        380,702
      Fujitsu                                              10,000        111,486
      Ricoh Co.                                            55,000        602,511
    CHEMICALS
      Asahi Chemical Industries                            63,000        482,493
      Dainippon Ink & Chemical                             19,000         88,598
      Mitsubishi Gas Chemical                              19,000         85,651
      Sekisui Chemical                                     15,000        221,034
      Shin-Etsu Chemical Co.                               13,000        269,700
      Showa Denko Kk *                                    102,000        320,383
      Sumitomo Chemical                                    92,000        459,324
      Toray Industries Inc                                 20,000        131,845
    CONSTRUCTION
      Chichibu Onoda Cement                                 6,000         32,050
      Fujita Corp                                           6,000         27,106
      Haseko Corp                                          57,000        230,428
      Kajima Corp                                          11,000        108,772
      Nihon Cement Co                                      30,000        200,675
      Obayashi Corp                                         8,000         63,596
      Sato Kogyo Co                                        12,000         73,872
      Sekisui House                                        43,000        550,258
      Shimizu Corp                                         25,000        254,480
      Taisei Corp                                          47,000        313,936
      Toto                                                 15,000        209,400
    CONSUMER DURABLES
      Matsushita Electric Industries                       56,000        912,055
      Sanyo Electric Co                                    34,000        196,119
      Sharp Corp                                           24,000        383,901
    DRUGS & MEDICINE
      Daiichi Pharmacy Co                                  33,000        470,278
      Sankyo Co                                            15,000        337,367
      Takeda Chemical Industries                           24,000        395,534
    ELECTRONICS
      Hitachi *                                            78,000        786,415
      Kyocera                                              11,000        817,922
      Mitsubishi Electric Corp                             48,000        345,743
      Omron Corp                                           17,000        392,238
    ENERGY & UTILITIES
      Kansai Electric Power                                13,900        336,883
      Osaka Gas Co                                        124,000        429,154
      Tokyo Electric Power                                 36,600        979,296
      Tokyo Gas Co                                         15,000         52,932
    FOOD & AGRICULTURE
      Ajinomoto Co., Inc.                                  36,000        401,351
      Yamazaki Baking Co                                   14,000        260,587

                             FS-367

    INTERNATIONAL OIL
      Japan Energy Corp                                    19,000         63,731
      Nippon Oil Co                                        86,000        540,253
    MEDIA
      Dai Nippon Printing                                  33,000        559,855
    MULTI-INDUSTRY
      Itochu Corp                                          38,000        256,031
      Marubeni Corp                                        68,000        368,506
      Mitsubishi                                           26,000        320,111
      Sumitomo Corp                                        34,000        346,092
    MISCELLANEOUS FINANCE
      Daiwa Securities                                     34,000        520,786
      Mitsubishi Trust & Banking                           11,000        183,419
      Nomura Securities                                    44,000        959,752
      Yamaichi Securities Co.                              34,000        264,678
    MOTOR VEHICLES
      Honda Motor Co                                       27,000        557,528
      Nissan Motor Co                                      53,000        407,449
      Toyota Motor Corp                                    56,000      1,188,929
    NON-FERROUS METALS
      Mitsubishi Steel *                                   17,000         88,995
      Tostem Corp                                           5,000        166,260
    PAPER & FOREST PRODUCTS
      Daishowa Paper Manufacturing *                       13,000        100,822
      Honshu Paper Co                                      48,000        294,091
    PRODUCER GOODS
      Bridgestone Corp                                     31,000        492,866
      Komatsu                                              33,000        271,930
      Kubota Corp                                          60,000        386,809
      Mitsubishi Heavy Industries                          79,000        630,305
      Nippondenso Co                                       25,000        467,758
      Sumitomo Heavy Industries *                          83,000        298,522
      Toyo Seikan Kaisha                                   12,000        359,471
      Toyoda Auto Loom                                     12,000        215,217
    RAILROAD & SHIPPING
      Hankyu Corp *                                        65,000        356,029
      Mitsui Osk Lines *                                   63,000        202,159
      Nagoya Railroad Co                                   61,000        307,508
      Tokyu Corp                                           47,000        332,161
    REAL PROPERTY
      Mitsubishi Estate                                    49,000        612,787
    RETAIL
      Ito-Yokado Co                                         6,000        369,941
      Nichii Co                                            47,000        624,226
      Seven-Elevan Japan Npv                                7,000        494,030
    STEEL
      Kawasaki Steel Corp                                  47,000        164,030
      Kobe Steel *                                         34,000        105,146
      Nippon Steel Corp                                   108,000        370,638
      Nkk Corp *                                           48,000        129,362
      Sumitomo Metal Industries *                         156,000        473,360
                                                                      ----------
                                                                      32,893,948
                                                                      ----------
  MALAYSIA -- 2.03%
    AIR TRANSPORT
      Malaysian Airline Systems                             8,000         25,995
    BANKS
      Ammb Holdings Berhad                                  6,000         68,534
      Commerce Asset Holding                                5,000         25,208
      Dcb Holdings Berhad                                  17,000         49,549
      Malayan Bkg Berhad                                   32,000        269,723
      Public Bank Berhad                                   14,000         19,631
      Public Bank Berhad (Alien Market)                    51,000         97,625
    CONSTRUCTION
      Hume Inds (M) Berhad                                 16,000         76,884
      United Engineers Berhad                               8,000         51,046
    CONSUMER DURABLES
      Tech Res Inds Berhad *                               21,000         62,035
    ENERGY & UTILITIES
      Tenaga Nasional                                      74,000        291,465
    FOOD & AGRICULTURE
      Golden Hope Plants                                   31,000         51,770
      Nestle Malay Berhad                                   2,000         14,652
    LIQUOR & TOBACCO
      Rothmans Pall Mall                                   10,000         82,319
    MISCELLANEOUS
      Malayan Utd Inds                                     28,000         22,718
    MOTOR VEHICLES
      Edaran Otomobil                                      17,000        127,890
    MULTI-INDUSTRY
      Sime Darby Berhad                                    52,200        138,780

                             FS-368

    PRODUCER GOODS
      Leader Univ Holdings                                 41,333         94,423
    RAILROAD & SHIPPING
      Malaysian Int Ship (Alien Market)                    22,000         57,623
    REAL PROPERTY
      Hong Leong Properties                                 7,000          7,279
    TELEPHONE
      Telekom Malaysia                                     41,000        319,744
    TRAVEL & RECREATION
      Landmarks Berhad                                      6,000          7,988
      Magnum Corp Berhad                                   61,500        116,271
      Resorts World Berhad                                 19,000        101,775
                                                                      ----------
                                                                       2,180,927
                                                                      ----------
  MEXICO -- 1.03%
    BANKS
      Gpo Financiero Banamex-Ac Series 'B'                 13,700         22,831
      Gpo Financiero Banamex-Ac Series 'L'                    685          1,006
    CONSTRUCTION
      Cemex Sa Ser 'A'                                     29,937         98,692
    FOOD & AGRICULTURE
      Grupo Ind Bimbo Series 'A'                           12,000         49,061
    MEDIA
      Fomento Economico Mexico Series 'B'                  17,000         39,274
      Grupo Televisa Ptg Certs Repr 1 A,L,D Shs            11,500        130,452
    MISCELLANEOUS FINANCE
      Grupo Financiero Bancomer Series 'B'                 55,000         15,490
      Grupo Financiero Bancomer Series 'L'                  2,037            523
      Grupo Carso Series 'A1' *                            16,000         85,350
    MULTI-INDUSTRY
      Alfa Sa Series 'A' (Cpo)                              3,500         44,791
    NON-FERROUS METALS
      Industrias Penoles                                   10,000         41,273
    PAPER & FOREST PRODUCTS
      Kimberly Clark Mexico 'A'                            11,000        166,326
    RETAIL
      Cifra Sa De Cv 'B' *                                147,000        154,542
    TELEPHONE
      Telefonos De Mexico Series 'L' (Ltd Voting)         162,000        258,620
                                                                      ----------
                                                                       1,108,231
                                                                      ----------
  NETHERLANDS -- 6.11%
    AIR TRANSPORT
      KLM                                                   2,341         82,366
    BANK
      ABN Amro Holding                                     11,227        511,977
    CHEMICALS
      Akzo Nobel Nv                                         2,562        296,638
    ELECTRONICS
      Philips Electronic                                   11,082        400,974
    FOOD & AGRICULTURE
      Ahold (kon) Nv                                        4,389        179,340
      Unilever Nv Cva                                       5,151        724,616
    INSURANCE
      ING Groep Nv Cva                                      8,743        584,689
    INTERNATIONAL OIL
      Royal Dutch Petroleum (Br)                           16,546      2,314,186
    LIQUOR & TOBACCO
      Heineken Nv                                           1,734        307,968
    MEDIA
      Elsevier Nv                                          23,480        313,460
      Wolters Kluwer Cva                                    2,079        196,877
    PAPER & FOREST PRODUCTS
      KNP BT (Kon) Nv                                       2,446         62,867
    STEEL
      Kon Hoogovens Nv Cva                                  1,568         52,528
    TELEPHONE
      Kon Ptt Nederland                                    15,198        552,744
                                                                      ----------
                                                                       6,581,230
                                                                      ----------
  NORWAY -- 3.41%
    CHEMICALS
      Dyno Industrier                                       4,900        114,786
    DRUGS & MEDICINE
      Hafslund Nycomed Series 'A'                          10,010        262,218
      Hafslund Nycomed Series 'B'                           6,018        152,882

                             FS-369

    FOOD & AGRICULTURE
      Orkla As 'A'                                          6,150        306,631
      Orkla As 'B'                                          1,200         57,361
    INSURANCE
      Uni Storebrand As 'A' *                              51,053        282,826
    INTERNATIONAL OIL
      Norsk Hydro As                                       35,100      1,477,812
      Transocean *                                         14,721        255,142
    PAPER & FOREST PRODUCTS
      Norske Skogsindust 'A'                                4,100        120,706
    PRODUCER GOODS
      Kvaerner As Series 'A'                                5,750        203,867
      Kvaerner As Series 'B'                                3,900        130,867
    RAILROAD & SHIPPING
      Bergesen Dy As 'A'                                    7,100        141,599
      Bergesen Dy As 'B' Non-Voting                         2,400         47,105
      Leif Hoegh & Co                                       4,600         68,441
      Unitor As                                             4,000         55,081
                                                                      ----------
                                                                       3,677,324
                                                                      ----------
  SINGAPORE -- 3.35%
    AIR TRANSPORT
      Singapore Airlines (Alien Market)                    48,000        447,943
    BANK
      Dev Bank Singapore (Alien Market)                   35,250         438,611
      Overseas Chinese Bank (Alien Market)                33,833         423,371
      United Overseas Bank (Alien Market)                 40,804         392,328
    CONSUMER DURABLES
      Jardine Matheson (Sing Quote)                        2,041          13,981
    LIQUOR & TOBACCO
      Fraser & Neave                                      18,000         229,062
      Straits Trading Co                                  36,000          84,498
    MEDIA
      Singapore Press Holdings (Alien Market)             16,000         282,792
    MOTOR VEHICLES
      Cycle & Carriage                                    30,000         299,053
    MULTI-INDUSTRY
      Straits Steamship                                   44,000         148,692
    PRODUCER GOODS
      Jurong Shipyard (Nl)                                13,000         100,179
      Keppel Corp                                         45,000         400,858
    REAL PROPERTY
      City Developments                                   37,600         273,799
      Hong Kong Land Holdings (Sing Quote)                25,975          48,054
    RETAIL
      Dairy Farms Intl (Sing Quote)                       21,831          20,084
                                                                      ----------
                                                                       3,603,305
                                                                      ----------
  SPAIN -- 2.31%
    BANKS
      Argentaria Corp Banc                                 3,909         161,108
      Banco Bilbao Vizcaya (Reg'd)                         5,568         200,568
      Banco Central Hispan (Reg'd)                         3,721          75,453
      Banco Santander (Reg'd)                              4,588         230,315
    CONSTRUCTION
      Fomento Const Y Contra                                 588          45,076
    ENERGY & UTILITIES
      Empresa Nac Electricid                               6,839         387,285
      Gas Natural Sdg Sa                                   1,341         208,916
      Iberdrola Sa                                        19,807         181,227
      Union Electrical Fenosa                             12,958          77,973
    INSURANCE
      Corporation Mapfre (Reg'd)                             947          53,003
    INTERNATIONAL OIL
      Repsol Sa                                            8,351         273,626
    LIQUOR & TOBACCO
      Tabacalera Sa Series 'A' (Reg'd)                     1,599          60,630
    NON-FERROUS METALS
      Acerinox Sa (Reg'd)                                    401          40,557
    PRODUCER GOODS
      Zardoya-Otis                                           310          33,858
    RAILROAD & SHIPPING
      Autopistas Cesa                                      6,059          68,923
    REAL PROPERTY
      Vallehermoso Sa                                      2,815          52,325
    TELEPHONE
      Telefonica De Espana                                24,037         332,867
                                                                      ----------
                                                                       2,483,710
                                                                      ----------
                             FS-370


  SWITZERLAND -- 5.46%
    BANKS
      Cs Holding (Reg'd)                                   6,034         620,102
      Schweiz Bangesellsch (Br)                              566         614,870
      Schweiz Bangesellsch (Reg'd)                           252          57,380
      Schweiz Bankverein (Reg'd)                             700         143,267
    CHEMICALS
      Ciba-Geigy (Br)                                        120         105,332
      Ciba-Geigy (Reg'd)                                     380         335,202
    CONSTRUCTION
      Holderbank Fn Glarus (Br)                              135         103,833
      Holderbank Fn Glarus Wts (Pur Br) *                     55              50
    CONSUMER DURABLES
      Smh Ag Neuenburg (Reg'd)                               475          62,334
      Smh Ag Neuenburg (Br)                                   25          14,992
    DRUGS & MEDICINE
      Roche Holdings Genusscheine Npv                        113         896,124
      Roche Holdings (Br)                                     44         617,564
      Sandoz (Reg'd)                                         835         766,314
    ELECTRONICS
      Bbc Brown Boveri (Br)                                  240         279,494
      Sgs Holding (Br)                                        24          47,764
    FOOD & AGRICULTURE
      Merkur Hldg Ag (Reg'd)                                  80          17,590
      Nestle Sa (Reg'd)                                      673         746,315
    INSURANCE
      Zurich Versicherun (Reg'd)                            1,200        359,796
    NON-FERROUS METALS
      Alusuisse-Lonza Holdings (Reg'd)                        108         85,788
    PRODUCER GOODS
      Sulzer Ag Ptg                                            13          6,947
                                                                      ----------
                                                                       5,881,058
                                                                      ----------
  UNITED KINGDOM -- 14.71%
    AIR TRANSPORT
      British Airways                                      44,575        322,505
    BANKS
      Abbey National                                       38,813        383,260
      Barclays                                             34,087        391,104
      Hsbc Holdings (UK Reg'd)                             42,779        652,231
      Hsbc Holdings (UK Reg'd)                             24,871        388,464
      LLoyds Bank                                          74,113        381,450
    CHEMICALS
      Boc Group                                            13,799        193,033
      Imperial Chemical Industries                         17,053        202,016
    CONSTRUCTION
      English China Clay                                   33,609        165,415
      Rmc Group                                            19,470        299,571
      Taylor Woodrow                                       91,386        166,716
    DRUGS & MEDICINE
      Glaxo Holdings                                       63,234        898,321
      Smithkline Beecham/ Bec Unts (1bch 'B'
        12.5P&1sbc Pfd)                                    22,566        245,953
      Smithkline Beecham 'A'                               24,860        274,043
      Zeneca Group                                         17,984        347,908
    ELECTRONICS
      General Electric Co                                  59,140        325,964
    ENERGY & UTILITIES
      British Gas                                         123,228        485,962
      National Power                                       34,132        238,205
      Thames Water                                         26,744        233,358
    FOOD & AGRICULTURE
      Associated British Foods                             33,128        189,793
      Cadbury Schweppes                                    27,535        227,434
      Kingfisher                                           11,117         93,551
      Sainsbury (J)                                        32,305        197,116
      Tesco                                                47,446        218,784
      Unilever                                             14,698        301,910
    INSURANCE
      Prudential Corp                                      68,435        440,947
    INTERNATIONAL OIL
      British Petroleum                                   125,393      1,049,353
    LIQUOR & TOBACCO
      BAT Industries                                       67,568        595,342
      Bass                                                 24,550        274,056
      Grand Metropolitan                                   47,103        339,333
      Guinness                                             59,179        435,517
    MEDIA
      Reuters Holdings                                     39,031        357,537

                             FS-371

    MULTI-INDUSTRY
      Hanson                                              107,145        320,230
      Inchcape                                             11,605         44,865
    PRODUCER GOODS
      Btr *                                                78,087        398,873
      Rolls Royce                                          54,712        160,548
      Rtz Corp (Reg'd)                                     27,830        404,435
      Smiths Industries                                    22,799        225,130
    REAL PROPERTY
      Mepc                                                 15,356         94,175
    RETAIL
      Argos                                                17,988        166,452
      Boots Co                                             16,552        150,594
      Great Univ Stores                                    19,328        205,559
      Marks & Spencer                                      53,864        376,332
      Sears                                                50,391         81,367
    STEEL
      British Steel                                        37,990         95,995
    TELEPHONE
      British Telecom                                     130,594        717,771
      Cable & Wireless                                     52,660        376,096
      Vodafone Group                                       74,958        268,255
    TRAVEL & RECREATION
      Ladbroke Group                                       64,565        146,857
      Thorn Emi                                            12,257        288,688
                                                                    ------------
                                                                      15,838,374
                                                                    ------------
TOTAL COMMON STOCKS                                                  102,871,344
  (COST $95,345,672)                                                ------------

TOTAL INVESTMENTS                                                   $107,690,899
  (COST $100,165,227)                                               ============

* Non Income producing security

                             FS-372

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

      At December 31, 1995, industry diversification of the Woodward International Equity Fund investments was as follows:

                                % of
  Sector Diversification     Investments
  ----------------------     -----------
Banks/Finance                   22.51%
Materials and Services          14.89
Consumer Non-Durables           14.01
Utilities                        8.39
International Oil                6.87
Drugs and Medicine               5.96
Capital Goods                    5.74
Electronics                      5.73
Consumer Durables                4.52
Temporary Cash Investment        4.48
Transportation                   3.47
Miscellaneous                    2.33
Technology                       0.59
Energy                           0.51
                               ------
  Total Investments            100.00%
                               ======

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

(1)   Organization and Commencement of Operations

      The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995, Woodward consisted of seventeen separate series. The Woodward International Equity Fund (International Fund) commenced operations on December 3, 1994.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      The International Fund values investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes at the close of the respective foreign securities exchange. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank, (NBD) in accordance with procedures approved by the Board of Trustees.

      Investment security purchases and sales are accounted for on the day after trade date.

      Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

      Interest income is recorded daily on the accrual basis. Dividends are recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

   Forward Foreign Currency Contracts

      The International Fund may enter into a forward foreign currency contract which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily using the prevailing exchange rate and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was entered into and the value at the time it was closed.

      The International Fund may enter into forward foreign currency contracts with the objective of minimizing its risk from adverse changes in the relationship between currencies or to enhance income. The International Fund may also enter into a forward contract in relation to a security denominated in a foreign currency when it anticipates receipt in a foreign currency of dividend payments in order to "lock in" the U.S. dollar price of a security or the U.S. dollar equivalent of such dividend payments.

      These contracts involve market risk in excess of the amounts reflected in the International Fund's Statement of Assets and Liabilities. The face or contract amount in U.S. dollars, as reflected in Footnote 6, reflects the total exposure the fund has in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

   Foreign Currency Translations

      The accounting records of the International Fund are maintained in U.S. dollars. Foreign currency-denominated assets and liabilities are "marked-to-market" daily using the prevailing exchange rate and the change in value is recorded as an unrealized gain or loss. Upon receipt or payment, a realized gain or loss is recorded equal to the difference between the original value and the settlement value of the asset or liability. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at prevailing exchange rate on the respective date of the transaction.

      Net realized gains and losses on foreign currency transactions represent gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on securities transactions and between the ex, pay and settlement dates on dividend income. Exchange rate fluctuations on investments are not segregated in the statement of operations from changes arising in market price movements. The effects of changes in foreign currency exchange rates on investments in securities are included within the net realized gain or loss on securities sold and net unrealized appreciation or depreciation on investment securities held.

   Federal Income Taxes

      It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

      Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, wash sales and post October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income or realized gains (losses) were recorded by the Fund. Certain book-to-tax timing differences for the Fund are reflected as excess distributions in the Statement of Changes in Net Assets. These distributions do not constitute a tax return of capital.

   Shareholder Dividends

      Dividends from net investment income are declared and paid annually. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of the Fund.

   Expenses

      Expenses are charged daily as a percentage of the Fund's assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the International Fund or change in expectations as to the level of actual expenses.

   Concentration of Risk

      Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and price more volatile than those of comparable U.S. companies and U.S. government securities.

(3)  Transactions with Affiliates

      First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the International Fund's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios, attributable to investments by clients of Essex.

      NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

      A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

      NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the year ended December 31, 1995, NBD reimbursed the International Fund for certain expenses in the amount of $51,707.

      NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

      On March 10, 1994, Woodward adopted the Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)   Investment Securities Transactions

      Information with respect to investment securities and security transactions based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

Gross Unrealized Gains    $ 10,121,293
Gross Unrealized Losses     (2,595,621)
                          ------------
                          $  7,525,672
                          ============
Federal Income Tax Cost   $100,165,227
Purchases                 $ 65,664,939
Sales, at value           $  1,353,172

(5)   Expenses

      Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of the Fund's average net assets.

Effective Date
--------------
Expense Rates:
  January 1                                        1.15%
  November 9                                       1.17%
NBD Advisory Fee:
  January 1                                        0.75%
Amounts Paid:
  Advisory Fee to NBD                          $529,312
  Distribution Fees to FoM & Essex             $  4,063
Other
  Fees & Out of Pocket Expenses to NBD         $140,786
Expense reimbursements by NBD                  $(51,707)

(6)   Forward Foreign Currency Contracts

      As of December 31, 1995, the Fund had entered into two forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates.

      Outstanding contracts as of December 31, 1995 are as follows:

                                  U.S. Dollar                     U.S. Dollar
                   Currency To    Value As Of     Currency To     Value as of     Unrealized
Settlement Date   Be Delivered   Dec. 31, 1995    Be Received    Dec. 31, 1995   Gain (Loss)
---------------   ------------   -------------    -----------    -------------   -----------
Jan. 2, 1996         770,501        $770,501       3,344,361        $770,234        $(267)
                  U.S. Dollars                   Finnish Marks
Jan. 3, 1996          5,349           (8,305)        8,253            (8,253)          52
                   G.B. Pounds                    U.S. Dollars
                                    --------                        --------        -----
                                    $762,196                        $761,981        $(215)
                                    ========                        ========        =====

                               THE WOODWARD FUNDS
                           INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS

The Financial Highlights present a per share analysis of how the International Equity Fund's net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These Financial Highlights have been derived from the financial statements of the International Equity Fund and other information for the periods presented.

                                                         Year Ended     Period ended
                                                       Dec. 31, 1995   Dec. 31, 1994
                                                       -------------   -------------
Net asset value, beginning of period                    $      10.01    $     10.00
Income from investment operations:
  Net investment income                                         0.10           0.01
  Net realized and unrealized gains on investments              1.05             --
                                                        ------------    -----------
Total from investment operations                                1.15           0.01
                                                        ------------    -----------
Less distributions:
  From net investment income                                   (0.11)            --
  In excess of realized gains                                  (0.00)            --
                                                        ------------    -----------
Total distributions                                            (0.11)            --
                                                        ------------    -----------
Net asset value, end of period                          $      11.05    $     10.01
                                                        ============    ===========
Total Return (b)                                               11.47%          1.26%(a)
Ratios/Supplemental Data
Net assets, end of period                               $107,288,301    $36,545,470
Ratio of expenses to average net assets                         1.16%          1.15%(a)
Ratio of net investment income to average net assets            1.43%          1.18%(a)
Ratio of expenses to average net assets without
  reimbursed expenses                                           1.24%          1.92%(a)
Ratio of net investment income to average net assets
  without reimbursed expenses                                   1.35%          0.41%(a)
Portfolio turnover rate                                         2.09%          0.30%
Average commission rate                                 $       0.05

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                See accompanying notes to financial statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward International Equity Fund:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Woodward International Equity Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Woodward International Equity Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995 in conformity with generally accepted accounting principles.

                                                    ARTHUR ANDERSEN LLP

Detroit, Michigan,
   February 19, 1996.

                               THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995

ASSETS:
Investment in securities:
    At cost                                       $404,271,461
                                                  ============
    At value (Note 2)                             $537,807,471
Receivable for shares purchased                          5,500
Receivable for securities sold                         276,211
Income receivable                                      960,384
Deferred organization costs, net (Note 2)                6,599
Prepaids and other assets                               18,025
                                                  ------------
      TOTAL ASSETS                                 539,074,190
                                                  ------------
LIABILITIES:
Payable for securities purchased                    10,245,243
Payable for shares redeemed                            174,627
Accrued investment advisory fee                         43,456
Accrued distribution fees                                2,173
Accrued custodial fee                                    8,503
Dividends payable                                      378,684
Other payables and accrued expenses                     18,591
      TOTAL LIABILITIES                             10,871,277
                                                  ------------
      NET ASSETS                                  $528,202,913
                                                  ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)           $  3,733,385
Additional paid-in capital                         393,359,193
Accumulated undistributed net investment income        142,278
Accumulated undistributed net realized (losses)     (2,567,953)
Net unrealized appreciation on investments         133,536,010
                                                  ------------
      TOTAL NET ASSETS                            $528,202,913
                                                  ============
Shares of capital stock outstanding                 37,333,855
                                                  ============
Net asset value and redemption price per share    $      14.15
                                                  ============
Maximum offering price per share                  $      14.15
                                                  ============

See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                            STATEMENT OF OPERATIONS
                     For the Year Ended December 31, 1995

INVESTMENT INCOME (Note 2):
  Interest                                             $    104,661
  Dividends                                              10,355,653
                                                       ------------
      TOTAL INVESTMENT INCOME                            10,460,314
                                                       ------------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                   411,792
  Distribution fees                                          21,253
  Professional fees                                          53,872
  Custodial fee                                              79,955
  Transfer and dividend disbursing agent fees                 7,135
  Amortization of deferred organization costs                 4,399
  Marketing expenses                                         35,105
  Registration, filing fees and other expenses                2,903
                                                       ------------
      TOTAL EXPENSES                                        616,414
                                                       ------------
NET INVESTMENT INCOME                                     9,843,900
                                                       ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains                                      4,873,484
  Net change in unrealized appreciation on
   investments                                          113,244,299
                                                       ------------
    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS    118,117,783
                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $127,961,683
                                                       ============

 See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                          Year Ended      Year Ended
                                                        Dec. 31, 1995   Dec. 31, 1994
                                                        -------------   -------------
FROM OPERATIONS:
  Net investment income                                $   9,843,900    $   8,937,984
  Net realized gains                                       4,873,484        6,401,604
  Net change in unrealized appreciation
    (depreciation) on investments                        113,244,299      (11,009,072)
                                                       -------------    -------------
  Net increase in net assets from operations             127,961,683        4,330,516
                                                       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                             (10,140,926)      (8,745,069)
  From realized gains                                     (4,873,484)      (7,135,458)
  In excess of realized gains                                (90,675)      (2,477,278)
                                                       -------------    -------------
    Total distributions                                  (15,105,085)     (18,357,805)
                                                       -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                              142,012,075      123,274,323
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                      13,655,168       17,030,652
                                                       -------------    -------------
                                                         155,667,243      140,304,975
  Less: payments for shares redeemed                     (81,128,978)    (110,798,539)
                                                       -------------    -------------
  Net increase in net assets from capital share
    transactions                                          74,538,265       29,506,436
                                                       -------------    -------------
NET INCREASE IN NET ASSETS                               187,394,863       15,479,147
NET ASSETS:
  Beginning of year                                      340,808,050      325,328,903
                                                       -------------    -------------
  End of year                                          $ 528,202,913    $ 340,808,050
                                                       =============    =============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             10,856,382       11,159,448
  Shares issued in reinvestment of distributions
     to shareholders                                       1,022,145        1,593,566
                                                       -------------    -------------
                                                          11,878,527       12,753,014
  Less: shares redeemed                                   (6,539,777)      (9,938,857)
                                                       -------------    -------------
NET INCREASE IN SHARES OUTSTANDING                         5,338,750        2,814,157
CAPITAL SHARES:
  Beginning of year                                       31,995,105       29,180,948
                                                       -------------    -------------
  End of year                                             37,333,855       31,995,105
                                                       =============    =============

                See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                           PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                       Face Amount   Market Value
                     -----------                       -----------   ------------
TEMPORARY CASH INVESTMENT -- 1.92%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05 and U.S. Treasury Notes,
    5.50%, 11/15/98, all held at Chemical Bank)        $10,340,932   $ 10,340,932
                                                                     ------------
  (Cost $10,340,932)
                                                          Shares
                                                          ------
COMMON STOCKS -- 98.08%
  Aerospace -- 2.41%
    Boeing Co.                                              39,459      3,092,599
    General Dynamics Corp.                                   7,756        458,574
    Goodrich (B.F.) Co.                                      2,800        190,750
    Lockheed Martin Corp.                                   23,009      1,817,711
    Loral Corp.                                             19,100        675,663
    McDonnell Douglas Corp.                                 12,351      1,136,292
    Northrop Grumman Corp.                                   4,572        292,608
    Raytheon Co.                                            27,748      1,311,093
    Rockwell International Corp.                            25,129      1,328,696
    Textron, Inc.                                            9,333        629,978
    TRW, Inc.                                                8,170        633,174
    United Technologies Corp.                               14,966      1,419,898
                                                                     ------------
                                                                       12,987,036
                                                                     ------------
  Air Transport -- 0.38%
    AMR Corp. *                                             10,104        750,222
    Delta Air Lines, Inc.                                    4,609        340,490
    Federal Express Corp. *                                  5,806        428,918
    Southwest Airlines Co.                                  14,400        334,800
    USAir Group, Inc. *                                     13,700        181,525
                                                                     ------------
                                                                        2,035,955
                                                                     ------------
  Apparel -- 0.47%
    Fruit of the Loom, Inc. Class A *                        7,600        185,250
    Liz Claiborne, Inc.                                      7,712        214,008
    Nike, Inc. Class B                                      16,012      1,114,836
    Reebok International Ltd.                                8,375        236,594
    Russell Corp.                                            7,500        208,124
    Spring Industries, Inc                                   4,400        182,050
    Stride Rite Corp.                                       10,700         80,250
    V.F. Corp.                                               6,348        334,856
                                                                     ------------
                                                                        2,555,968
                                                                     ------------
  Banks -- 6.64%
    Banc One Corp.                                          44,743      1,689,048
    Bank of Boston Corp.                                    13,126        607,078
    Bank of New York Co., Inc.                              23,190      1,130,513
    BankAmerica Corp.                                       41,132      2,663,297
    Bankers Trust New York Corp.                             7,894        524,951
    Barnett Banks, Inc.                                     12,604        743,636
    Boatmens Bancshares, Inc.                               15,366        628,085
    Chase Manhattan Corp.                                   20,182      1,223,534
    Chemical Banking Corp.                                  30,052      1,765,555
    Citicorp                                                48,842      3,284,625
    Comerica, Inc.                                          12,500        501,563
    CoreStates Financial Corp.                              13,765        521,349
    Dean Witter, Discover & Co.                             17,707        832,229
    First Bank System, Inc.                                 14,360        712,615
    First Chicago NBD Corp.                                 34,916      1,379,182
    First Fidelity Bancorp                                   8,427        635,185
    First Interstate Bancorp                                 8,270      1,128,855
    First Union Corp.                                       20,814      1,157,779
    Fleet Financial Group, Inc.                             29,695      1,210,071
    J.P. Morgan & Co., Inc.                                 23,022      1,847,516
    KeyCorp                                                 26,700        967,875

                             FS-384

    MBNA Corp.                                              19,255        710,028
    Mellon Bank Corp.                                       18,154        975,777
    National City Corp.                                     14,600        483,625
    NationsBank Corp.                                       31,150      2,168,819
    Norwest Corp.                                           42,526      1,403,358
    PNC Bank Corp.                                          29,365        947,021
    Republic NY Corp.                                        5,292        328,766
    Suntrust Banks, Inc.                                    11,752        805,012
    U.S. Bancorp                                            17,367        583,964
    Wachovia Corp.                                          21,673        991,540
    Wells Fargo & Co.                                        5,433      1,173,527
                                                                     ------------
                                                                       35,725,978
                                                                     ------------
  Business Machines -- 4.51%
    Amdahl Corp. *                                        18,600          158,100
    Apple Computer, Inc.                                  11,306          360,379
    Autodesk, Inc.                                         4,800          164,400
    Ceridian Corp. *                                       7,300          301,125
    Cisco System, Inc. *                                  30,300        2,261,138
    Compaq Computer Corp. *                               30,539        1,465,872
    Cray Research, Inc. *                                  6,500          160,875
    Data General Corp. *                                  14,700          202,125
    Digital Equipment Corp. *                             15,647        1,003,364
    DSC Communications Corp. *                            11,450          422,219
    Honeywell, Inc.                                       14,577          708,807
    Intergraph Corp. *                                    14,000          220,500
    International Business Machines Corp.                 65,437        6,003,845
    Microsoft Corp. *                                     68,100        5,975,775
    Novell, Inc. *                                        37,179          529,801
    Pitney Bowes, Inc.                                    16,721          785,887
    Silicon Graphics *                                    21,335          586,712
    Sun Microsystems, Inc. *                              24,368        1,111,790
    Tandem Computers, Inc. *                              11,500          122,187
    Xerox Corp.                                           12,388        1,697,155
                                                                     ------------
                                                                       24,242,056
                                                                     ------------
  Business Services -- 2.00%
    Allergan, Inc.                                         6,247          203,027
    Automatic Data Processing, Inc.                       18,218        1,352,687
    Block (H.&R.), Inc.                                   11,190          453,195
    Browning-Ferris Industries, Inc.                      21,348          629,766
    Computer Associates International, Inc.               26,271        1,494,163
    Computer Sciences Corp. *                              5,160          362,490
    Deluxe Corp.                                           7,609          220,661
    Dial Corp.                                             8,718          258,271
    Dun & Bradstreet Corp.                                20,331        1,316,433
    Ecolab, Inc.                                           5,746          172,380
    Harland (John H.) Co.                                  6,200          129,425
    Interpublic Group of Companies, Inc.                  11,232          487,188
    Laidlaw Inc., Class B                                 25,242          258,731
    Moore Corp. Ltd.                                       7,228          134,622
    National Service Industries, Inc.                      5,000          161,875
    Ogden Corp.                                            7,200          153,900
    Shared Medical Systems, Inc.                           4,900          266,438
    U S West Media Group *                                59,131        1,123,488
    WMX Technologies, Inc.                                53,154        1,587,975
                                                                     ------------
                                                                       10,766,715
                                                                     ------------
  Chemicals -- 2.73%
    Air Products & Chemicals, Inc.                        11,263          594,123
    Dow Chemical Co.                                      30,045        2,114,417
    duPont (E I) de Nemours & Co., Inc.                   64,446        4,503,164
    Grace (W.R.) & Co.                                     9,911          585,988
    Great Lakes Chemical Corp.                             7,468          537,696
    Hercules, Inc.                                        11,874          669,397
    Monsanto Co.                                          13,277        1,626,433
    Morton International, Inc.                            15,537          557,390
    Nalco Chemical Co.                                     6,364          191,716
    PPG Industries, Inc.                                  25,304        1,157,658
    Praxair, Inc.                                         17,414          585,546
    Rohm & Haas Co.                                        9,529          613,428
    Safety Kleen Corp.                                    12,300          192,187
    Sigma-Aldrich Corp.                                    4,800          237,600
    Union Carbide Corp.                                   14,084          528,150
                                                                     ------------
                                                                       14,694,893
                                                                     ------------
                             FS-385

  Construction -- 0.51%
    Armstrong World Industries, Inc.                       3,327          206,274
    Centex Corp. (with warrants to purchase
      interest in CDC L.P. Class B units and shares
      Of 3333 Holdings Corp)                               9,783          339,959
    Crane Co.                                              5,200          191,750
    Fluor Corp.                                            7,963          525,558
    Masco Corp.                                           15,411          483,520
    Owens-Corning Fiberglas Corp. *                        4,189          187,982
    Pulte Corp.                                            6,400          215,200
    Sherwin Williams Co.                                   7,904          322,088
    Stanley Works                                          4,942          254,513
                                                                     ------------
                                                                        2,726,844
                                                                     ------------
  Consumer Durables -- 0.40%
    Black & Decker Corp.                                    8,478         298,850
    Jostens, Inc.                                           8,100         196,425
    Maytag Corp.                                            9,270         187,718
    Newell Co.                                             17,640         456,435
    Outboard Marine Corp.                                   9,000         183,375
    Rubbermaid, Inc.                                       17,234         439,467
    Whirlpool Corp.                                         7,503         399,534
                                                                     ------------
                                                                        2,161,804
                                                                     ------------
  Containers -- 0.13%
    Ball Corp.                                              4,800         132,000
    Crown Cork & Seal Co., Inc. *                          10,435         435,661
    Stone Container Corp.                                   8,382         120,491
                                                                     ------------
                                                                          688,152
                                                                     ------------
  Domestic Oil -- 1.13%
    Amerada Hess Corp.                                      9,788         518,764
    Ashland, Inc.                                           6,582         231,193
    Atlantic Richfield Co.                                 18,776       2,079,442
    Kerr-McGee Corp.                                        4,421         280,734
    Oryx Energy Co. *                                      13,100         175,213
    Pennzoil Co.                                            3,908         165,113
    Phillips Petroleum Co.                                 30,153       1,028,970
    Sun Co., Inc.                                           9,180         251,302
    Unocal Corp.                                           25,256         735,581
    USX-Marathon Group                                     31,263         609,629
                                                                     ------------
                                                                        6,075,941
                                                                     ------------
  Drugs and Medicine -- 10.35%
    Abbott Laboratories                                    90,874       3,793,990
    ALZA Corp. *                                            6,556         162,261
    American Home Products Corp.                           35,936       3,485,792
    Amgen, Inc. *                                          29,188       1,733,038
    Bard (C.R.), Inc.                                       6,300         203,175
    Bausch & Lomb, Inc.                                     6,896         273,254
    Baxter International, Inc.                             31,689       1,326,977
    Becton Dickinson & Co.                                  6,973         522,975
    Beverly Enterprises, Inc. *                            14,300         151,938
    Biomet, Inc. *                                         11,900         212,712
    Bristol-Myers Squibb Co.                               59,742       5,130,344
    Columbia/HCA Healthcare Corp.                          51,766       2,627,125
    Community Psychiatric Centers                          16,800         205,800
    Eli Lilly & Co.                                        65,314       3,673,913
    Humana, Inc. *                                         16,000         438,000
    Johnson & Johnson                                      74,480       6,377,350
    Mallinckrodt Group, Inc.                               10,469         380,810
    Manor Care, Inc.                                        5,756         201,460
    Medtronic, Inc.                                        27,732       1,549,526
    Merck & Co., Inc.                                     141,076       9,275,747
    Pall Corp.                                             16,845         452,709
    Pfizer, Inc.                                           71,564       4,508,532
    Pharmacia & Upjohn Co.                                 57,225       2,217,468
    St. Jude Medical, Inc.                                  6,900         296,700
    Schering-Plough Corp.                                  41,606       2,277,929
    Tenet Healthcare Corp.                                 20,102         417,117
    United Healthcare Corp.                                20,100       1,316,550
    United States Surgical Co.                              7,300         156,036
    U.S. HealthCare, Inc.                                  16,300         757,950
    Warner Lambert Co.                                     15,568       1,512,041
                                                                     ------------
                                                                       55,639,219
                                                                     ------------
                             FS-386

  Electronics -- 4.51%
    Advanced Micro Devices, Inc. *                         10,652         175,758
    AMP, Inc.                                              22,676         870,192
    Andrew Corp. *                                          4,050         154,913
    Boston Scientific Corp. *                              20,835       1,020,915
    E G & G, Inc.                                           9,700         235,225
    First Data Corp.                                       26,300       1,758,813
    General Signal Corp.                                    6,453         208,916
    Harris Corp.                                            3,007         164,258
    Hewlett-Packard Co.                                    58,800       4,924,500
    Intel Corp.                                            94,724       5,375,587
    Johnson Controls, Inc.                                  3,508         241,175
    LSI Logic Corp. *                                      14,300         468,325
    Micron Technology, Inc.                                22,500         891,563
    Motorola, Inc.                                         67,810       3,865,170
    National Semiconductor Corp. *                         11,816         262,906
    Northern Telecom Ltd.                                  31,505       1,354,715
    Perkin Elmer Corp.                                      4,400         166,100
    Raychem Corp.                                           3,881         220,732
    Scientific-Atlanta, Inc.                               15,100         226,500
    Tektronix, Inc.                                         3,400         167,024
    Teledyne, Inc.                                          6,300         161,437
    Texas Instruments, Inc.                                22,928       1,186,523
    Thomas & Betts Corp.                                    2,400         177,000
                                                                     ------------
                                                                       24,278,247
                                                                     ------------

  Energy and Utilities -- 4.52%
    American Electric Power Co., Inc.                      19,165         776,183
    Baltimore Gas & Electric Co.                           14,831         422,684
    Carolina Power & Light Co.                             16,419         566,456
    Central & SouthWest Corp.                              19,584         545,904
    CINergy Corp.                                          21,342         653,599
    Coastal Corp.                                          14,683         546,942
    Columbia Gas System, Inc. *                             5,000         219,375
    Consolidated Edison Co. of New York, Inc.              24,428         781,696
    Consolidated Natural Gas Co.                           13,336         605,121
    Detroit Edison Co.                                     16,226         559,797
    Dominion Resources, Inc.                               21,159         872,809
    Duke Power Co.                                         24,609       1,165,851
    Enron Corp.                                            28,208       1,075,430
    Enserch Corp.                                          10,100         164,125
    Entergy Corp.                                          29,860         873,405
    FPL Group, Inc.                                        22,855       1,059,901
    General Public Utilities Corp.                         11,743         399,262
    Houston Industries, Inc.                               33,196         805,003
    Niagara Mohawk Power Corp.                             17,000         163,625
    Nicor, Inc.                                             6,100         167,750
    Noram Energy Inc.                                      23,600         209,450
    Northern States Power Co.                               5,948         292,196
    ONEOK Inc.                                              7,600         173,850
    Ohio Edison Co.                                        13,703         322,021
    PP&L Resources, Inc.                                   17,300         432,500
    Pacific Enterprises                                     8,168         230,746
    Pacific Gas & Electric Co.                             47,730       1,354,339
    PacifiCorp                                             37,377         794,261
    Panhandle Eastern Corp.                                15,080         420,355
    PECO Energy Co.                                        22,567         679,831
    Peoples Energy Corp.                                    6,000         190,500
    Public Service Enterprise Group, Inc.                  25,672         786,205
    SCE Corp.                                              50,271         892,310
    Sonat, Inc.                                             8,648         308,085
    Southern Co.                                           75,746       1,865,245
    Texas Utilities Co.                                    27,494       1,130,691
    Unicom Corp.                                           22,576         739,363
    Union Electric Co.                                     10,806         451,150
    Williams Companies, Inc.                               14,094         618,373
                                                                     ------------
                                                                       24,316,389
                                                                     ------------
  Energy Raw Materials -- 1.37%
    Baker Hughes, Inc.                                     12,357         301,202
    Barricks Gold Corp.                                    37,602         991,753
    Burlington Resources, Inc.                             12,952         508,366
    Dresser Industries, Inc.                               17,030         415,106
    Eastern Enterprises                                     5,500         193,875
    Halliburton Co.                                        11,218         567,911
    Helmerich & Payne, Inc.                                11,600         345,100
    Louisiana Land & Exploration Co.                        4,500         192,938

                             FS-387

    McDermott International, Inc.                           9,700         213,400
    Nacco Industries, Inc. Class A                          2,400         133,200
    Occidental Petroleum Corp.                             33,871         723,993
    Pittston Services Group                                 6,600         207,075
    Rowan Companies, Inc. *                                22,800         225,150
    Santa Fe Energy Resources, Inc. *                      19,500         187,688
    Schlumberger Ltd.                                      27,075       1,874,944
    Western Atlas, Inc. *                                   5,154         260,276
                                                                     ------------
                                                                        7,341,977
                                                                     ------------
  Food and Agriculture -- 5.84%
    Archer Daniels Midland Co.                             67,129       1,208,322
    Campbell Soup Co.                                      28,867       1,732,020
    Coca-Cola Co.                                         144,248      10,710,414
    ConAgra, Inc.                                          28,219       1,164,034
    CPC International, Inc.                                16,087       1,103,970
    Darden Restaurants, Inc.                               15,167         180,108
    Fleming Companies, Inc.                                 7,800         160,875
    General Mills, Inc.                                    16,867         974,069
    Heinz (H.J.) Co.                                       42,444       1,405,941
    Hershey Foods Corp.                                     9,606         624,390
    Kellogg Co.                                            25,837       1,995,908
    Pepsico, Inc.                                          90,580       5,061,158
    Pioneer Hi-Bred International, Inc.                     8,826         490,946
    Quaker Oats Co.                                        12,966         447,327
    Ralston-Ralston Purina Group                           11,200         698,600
    Sara Lee Corp.                                         55,655       1,774,003
    Sysco Corp.                                            23,827         774,378
    Whitman Corp.                                           9,800         227,850
    Wrigley (Wm.) Jr Co.                                   12,335         647,588
                                                                     ------------
                                                                       31,381,901
                                                                       ----------


Gold -- 0.20%
    Homestake Mining Co.                                   20,389         318,578
    Placer Dome, Inc.                                      25,255         609,277
    Santa Fe Pacific Gold Corp.                            10,698         129,713
                                                                     ------------
                                                                        1,057,568
                                                                     ------------
  Insurance -- 3.35%
    Aetna Life & Casualty Co.                              12,182         843,604
    Alexander & Alexander Services, Inc.                    7,300         138,700
    Allstate Corp.                                         53,240       2,189,495
    American General Corp.                                 22,363         779,910
    American International Group, Inc.                     54,548       5,045,690
    Chubb Corp.                                            10,537       1,019,455
    CIGNA Corp.                                             8,555         883,304
    General Re Corp.                                        9,103       1,410,965
    ITT Hartford Group, Inc. *                             12,269         593,513
    Jefferson-Pilot Corp.                                   6,776         315,061
    Lincoln National Corp.                                 10,969         589,584
    Marsh & McLennan Companies, Inc.                        9,432         837,090
    Providian Corp.                                         9,897         403,303
    SAFECO Corp.                                           17,292         596,574
    St. Paul Companies                                      9,800         545,125
    Torchmark Corp.                                         6,795         307,474
    Transamerica Corp.                                      9,465         689,761
    UNUM Corp.                                              8,400         462,000
    USF&G Corp.                                            10,400         175,500
    USLIFE Corp.                                            6,400         191,200
                                                                     ------------
                                                                       18,017,308
                                                                     ------------
  International Oil -- 6.64%
    Amoco Corp.                                            57,118       4,105,356
    Chevron Corp.                                          77,214       4,053,735
    Exxon Corp.                                           142,741      11,437,123
    Mobil Corp.                                            45,476       5,093,312
    Royal Dutch Petroleum Co., N.Y. Registry               61,354       8,658,583
    Texaco, Inc.                                           30,133       2,365,441
                                                                     ------------
                                                                       35,713,550
                                                                     ------------
                             FS-388
  Liquor -- 0.71%
    Anheuser-Busch Companies, Inc.                         29,261       1,956,829
    Brown Forman Corp. Class B                              7,254         264,771
    Coors (Adolph) Co. Class B                              9,700         214,613
    Seagram Co. Ltd.                                       40,159       1,390,505
                                                                     ------------
                                                                        3,826,718
                                                                     ------------
  Media -- 2.40%
    Cabletron System, Inc. *                                7,670         621,270
    Capital Cities/ABC, Inc.                               17,650       2,177,569
    Comcast Corp., Class A Special                         22,800         414,675
    Donnelley (R.R.) & Sons Co.                            16,445         647,522
    Dow Jones & Co., Inc.                                   9,154         365,016
    Gannett Co., Inc.                                      16,139         990,531
    King World Productions, Inc. *                          5,100         198,263
    Knight-Ridder, Inc.                                     5,021         313,813
    McGraw Hill Companies, Inc.                             6,882         599,594
    Meredith Corp.                                          5,300         221,938
    New York Times Co. Class A                             10,426         308,870
    Tele-Communications, Inc. Class A *                    75,829       1,507,102
    Time Warner, Inc.                                      46,173       1,748,802
    Times Mirror Co. Class A                               11,909         403,417
    Tribune Co.                                             8,657         529,159
    Viacom, Inc. Class B Non-Voting *                      39,334       1,863,447
                                                                     ------------
                                                                       12,910,988
                                                                     ------------
  Miscellaneous and Conglomerates -- 1.07%
    Corning, Inc.                                          31,042         993,344
    Eastman Chemical Co.                                    8,060         504,758
    ITT Corp.                                              12,269         650,257
    ITT Industries, Inc.                                   12,269         294,456
    Minnesota Mining & Manufacturing Co.                   50,228       3,327,605
                                                                     ------------
                                                                        5,770,420
                                                                     ------------
  Miscellaneous Finance -- 2.70%
    Ahmanson (H.F.) & Co.                                  11,433         302,975
    American Express Co.                                   54,068       2,237,064
    Beneficial Corp.                                        5,140         239,653
    Federal Home Loan Mortgage Corp.                       22,200       1,853,700
    Federal National Mortgage Association                  31,747       3,940,596
    Golden West Financial Corp.                             5,715         315,754
    Great Western Financial Corp.                          12,328         314,364
    Household International, Inc.                          12,649         747,872
    Merrill Lynch & Co., Inc.                              20,657       1,053,507
    Morgan Stanley Group, Inc.                              9,300         749,813
    Salomon, Inc.                                          10,526         373,672
    Travelers Inc.                                         37,452       2,354,794
                                                                     ------------
                                                                       14,483,764
                                                                     ------------


  Motor Vehicles -- 2.32%
    Chrysler Corp.                                         44,214       2,448,350
    Cummins Engine Co., Inc.                                4,300         159,100
    Dana Corp.                                              9,124         266,877
    Eaton Corp.                                             8,634         462,998
    Echlin, Inc.                                            4,769         174,069
    Fleetwood Enterprises, Inc.                             9,100         234,325
    Ford Motor Co.                                        120,028       3,480,812
    General Motors Corp.                                   85,970       4,545,664
    Genuine Parts Co.                                      16,819         689,579
                                                                     ------------
                                                                       12,461,774
                                                                     ------------
  Non-Durables and Entertainment -- 2.29%
    American Greetings Corp. Class A                        7,080         195,585
    Bally Entertainment Corp. *                            15,200         212,800
    CUC International, Inc. *                              23,850         813,881
    Handleman Co.                                          12,600          72,450
    Harcourt General, Inc.                                  6,876         287,933
    Hasbro, Inc.                                            7,758         240,498
    Kimberly-Clark Corp.                                   32,517       2,690,782
    Luby's Cafeterias, Inc.                                 8,600         191,350
    Mattel, Inc.                                           23,913         735,325
    McDonalds Corp.                                        79,782       3,600,163
                             FS-389

    Oracle Systems Corp. *                                 49,993       2,118,453
    Premark International, Inc.                             5,124         259,403
    Service Corp. International                            13,086         575,783
    Shoneys, Inc *                                         17,100         175,275
    Wendy's International, Inc.                             7,090         150,662
                                                                     ------------
                                                                       12,320,343
                                                                     ------------
  Non-Ferrous Metals -- 1.02%
    Alcan Aluminum Ltd.                                    30,807         958,868
    Aluminum Co. of America                                19,344       1,022,814
    Asarco, Inc.                                            5,900         188,800
    Cyprus Amax Minerals Co.                                8,663         226,321
    Echo Bay Mines Ltd.                                    17,400         180,525
    Engelhard Corp.                                        14,386         312,896
    Freeport McMoran Copper Class B                        21,000         590,625
    Inco, Ltd.                                             14,174         471,285
    Newmont Mining Corp.                                   12,482         564,811
    Phelps Dodge Corp.                                      9,358         582,535
    Reynolds Metals Co.                                     7,044         398,866
                                                                     ------------
                                                                        5,498,346
                                                                     ------------
  Optical Photographic Equipment -- 0.53%
    Eastman Kodak Co.                                      39,041       2,615,747
    Polaroid Corp.                                          4,396         208,261
                                                                     ------------
                                                                        2,824,008
                                                                     ------------
  Paper and Forest Products -- 1.16%
    Bemis, Inc.                                             5,800         148,625
    Boise Cascade Corp.                                     4,800         166,200
    Champion International Corp.                           11,355         476,910
    Federal Paper Board Co., Inc.                           4,900         254,188
    Georgia-Pacific Corp.                                  11,026         756,659
    International Paper Co.                                32,570       1,233,589
    James River Corp. of Virginia                          13,338         321,779
    Louisiana Pacific Corp.                                10,925         264,931
    Mead Corp.                                              5,388         281,523
    Potlatch Corp.                                          4,400         176,000
    Temple-Inland, Inc.                                     5,025         221,728
    Union Camp Corp.                                        9,171         436,769
    Westvaco Corp.                                          8,841         245,338
    Weyerhaeuser Co.                                       21,766         941,379
    Willamette Industries, Inc.                             5,700         320,625
                                                                     ------------
                                                                        6,246,243
                                                                     ------------

  Producer Goods -- 5.35%
    Alco Standard Corp.                                    13,466         614,386
    Allied Signal, Inc.                                    31,748       1,508,030
    Applied Materials Co. *                                21,280         837,900
    Avery Dennison Corp.                                    5,770         289,221
    Briggs & Stratton Corp.                                 4,000         173,500
    Caterpillar, Inc.                                      23,480       1,379,450
    Cincinnati Milacron, Inc.                               5,400         141,750
    Cooper Industries, Inc.                                10,859         399,068
    Deere & Co.                                            32,823       1,157,011
    Dover Corp.                                            10,862         400,536
    Emerson Electric Co.                                   25,042       2,047,184
    FMC Corp. *                                             5,203         351,853
    Foster Wheeler Corp.                                    4,400         187,000
    General Electric Co.                                  192,042      13,827,024
    Giddings & Lewis, Inc.                                  9,200         151,800
    Grainger (W.W.), Inc.                                   4,812         318,795
    Harnischfeger Industries, Inc.                          4,600         152,950
    Illinois Tool Works, Inc.                              13,358         788,122
    Ingersoll-Rand Co.                                     11,162         392,065
    Millipore Corp.                                         5,600         230,300
    Navistar International *                               18,600         195,300
    Parker-Hannifin Corp.                                   5,815         199,164
    Snap-On, Inc.                                           4,400         199,100
    Tenneco, Inc.                                          20,242       1,004,509
    Timken Co.                                              3,400         130,050
    Trinova Corp.                                           4,600         131,675
    Tyco International Ltd.                                20,788         740,572
    Varity Corp. *                                          3,550         131,794
    Westinghouse Electric Corp.                            41,470         684,255
                                                                     ------------
                                                                       28,764,364
                                                                    ------------
                             FS-390

  Railroads and Shipping -- 1.05%
    Burlington Northern Santa Fe                           15,925       1,242,150
    Conrail, Inc.                                          10,666         746,620
    CSX Corp.                                              22,140       1,010,137
    Norfolk Southern Corp.                                 13,876       1,101,408
    Union Pacific Corp.                                    23,667       1,562,022
                                                                     ------------
                                                                        5,662,337
                                                                     ------------
  Retail -- 4.50%
    Albertsons, Inc.                                       30,169         991,806
    American Stores Co.                                    14,264         381,562
    Charming Shoppes, Inc.                                125,500         360,812
    Circuit City Stores, Inc.                              10,964         302,881
    Dayton Hudson Corp.                                     7,044         528,300
    Dillard Department Stores Class A                      11,730         334,305
    Federated Department Stores, Inc. *                    20,400         561,000
    Gap, Inc.                                              14,456         607,152
    Giant Food, Inc. Class A                                5,800         182,700
    Great Atlantic & Pacific Tea Co., Inc.                  9,000         207,000
    Home Depot, Inc.                                       53,265       2,550,062
    Kmart Corp.                                            43,988         318,913
    Kroger Co. *                                           13,345         500,437
    Limited, Inc.                                          35,443         615,822
    Longs Drug Stores Corp.                                 4,500         215,437
    Lowes Companies, Inc.                                  20,584         689,564
    May Department Stores Co.                              29,670       1,253,558
    Melville Corp.                                         11,512         353,994
    Mercantile Stores, Inc.                                 3,900         180,375
    Nordstrom, Inc.                                         7,793         315,617
    J.C. Penney & Co., Inc.                                26,988       1,285,304
    Pep Boys Manny Moe & Jack                               7,700         197,313
    Price/Costco, Inc. *                                   21,613         329,598
    Rite-Aid Corp.                                          8,156         279,343
    Sears, Roebuck & Co.                                   44,809       1,747,551
    Supervalu, Inc.                                         6,231         196,276
    Tandy Corp.                                             9,138         379,227
    TJX Companies, Inc.                                    13,100         247,263
    Toys R Us *                                            28,967         630,032
    Wal Mart Stores, Inc.                                 263,995       5,906,888
    Walgreen Co.                                           25,686         767,369
    Winn-Dixie Stores, Inc.                                17,274         636,979
    Woolworth Corp.                                        11,464         149,032
                                                                     ------------
                                                                       24,203,472
                                                                     ------------
  Soaps and Cosmetics -- 2.72%
    Alberto-Culver Co. Class B                              6,000         206,250
    Avon Products, Inc.                                     7,090         534,409
    Clorox Co.                                              4,947         354,329
    Colgate-Palmolive Co.                                  16,027       1,125,897
    Gillette Co.                                           50,518       2,633,251
    International Flavors & Fragrances, Inc.               14,843         712,464
    Procter & Gamble Co.                                   78,887       6,547,621
    Unilever N.V.                                          18,014       2,535,470
                                                                     ------------
                                                                       14,649,691
                                                                     ------------
  Steel -- 0.28%
    Armco, Inc. *                                          36,400         213,850
    Bethlehem Steel Corp. *                                 8,538         119,532
    Inland Steel Industries, Inc.                          10,972         275,672
    Nucor Corp.                                             9,259         528,920
    USX-U.S. Steel Group                                    7,828         240,711
    Worthington Industries, Inc.                            6,785         141,213
                                                                     ------------
                                                                        1,519,898
                                                                     ------------
  Telephone -- 8.41%
    AT&T Corp.                                            183,000      11,849,250
    AirTouch Communications, Inc. *                        54,510       1,539,908
    ALLTEL Corp.                                           24,305         716,998
    Ameritech Corp.                                        62,912       3,711,808
    Bell Atlantic Corp.                                    50,790       3,396,581
    Bellsouth Corp.                                       114,250       4,969,875
    GTE Corp.                                             111,373       4,900,412
    MCI Communications Corp.                               75,559       1,973,979
    NYNEX Corp.                                            48,110       2,597,940
    Pacific Telesis Group                                  47,110       1,584,074
                             FS-391
    SBC Communications Inc.                                70,076       4,029,370
    Sprint Corp.                                           39,565       1,577,655
    Tellabs, Inc. *                                         8,848         327,376
    US WEST Communications Group                           57,731       2,063,882
                                                                     ------------
                                                                       45,239,108
                                                                     ------------
  Tires and Rubber Goods -- 0.20%
    Cooper Tire & Rubber Co.                               6,842          168,484
    Goodyear Tire & Rubber Co.                            19,742          895,794
                                                                     ------------
                                                                        1,064,278
                                                                     ------------
  Tobacco -- 2.15%
    American Brands, Inc.                                 20,002          892,589
    Loews Corp.                                           13,620        1,067,468
    Philip Morris Companies, Inc.                         96,623        8,744,382
    Schweitzer Mauduit International, Inc. *                   1               21
    UST, Inc.                                             25,615          854,90
                                                                     ------------
                                                                       11,559,360
                                                                     ------------
  Travel and Recreation -- 0.96%
    Brunswick Corp.                                        9,813          235,512
    Disney (Walt) Co.                                     60,667        3,579,353
    Harrahs Entertainment, Inc.                           10,050          243,712
    Hilton Hotels Corp.                                    7,883          484,804
    Marriott International, Inc.                          16,137          617,240
                                                                     ------------
                                                                        5,160,621
                                                                     ------------
  Trucking and Freight -- 0.17%
    Consolidated Freightways, Inc.                         6,200          164,300
    PACCAR, Inc.                                           4,292          180,800
    Roadway Services, Inc.                                 3,773          184,405
    Ryder System, Inc.                                     6,199          153,425
    Yellow Corp.                                          17,000          210,375
                                                                     ------------
                                                                          893,305
                                                                     ------------
TOTAL COMMON STOCKS                                                   527,466,539
                                                                     ------------
  (Cost $393,930,529)
TOTAL INVESTMENTS                                                    $537,807,471
                                                                     ============
  (Cost $404,271,461)

* Non-income producing security

                               THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                         NOTES TO FINANCIAL STATEMENTS

(1)    Organization and Commencement of Operations

     The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995, Woodward consisted of seventeen separate series. The Woodward Equity Index Fund (Equity Index Fund) commenced operations on July 10, 1992.

(2)    Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Equity Index Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

     The Equity Index Fund values investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD) in accordance with procedures approved by the Board of Trustees.

     Investment security purchases and sales are accounted for on the day after trade date.

     Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and
3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

     Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Dividends are recorded on the ex-dividend date.

   Federal Income Taxes

     It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

     Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Certain book-to-tax timing differences for the funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

   Shareholder Dividends

     Dividends from net investment income are declared and paid quarterly by the Equity Index Fund. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

   Deferred Organization Costs

     Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of the Equity Index Fund.

   Expenses

     Expenses are charged daily as a percentage of the Fund's net assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)    Transactions with Affiliates

     First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the Equity Index Fund's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

     NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

     A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

     NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations.

     NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

     On March 10, 1994, Woodward adopted The Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)    Investment Securities Transactions

     Information with respect to investment securities and security transactions, based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

Gross Unrealized Gains    $ 142,270,373
Gross Unrealized Losses     (11,735,522)
                          -------------
                          $ 130,534,851
                          =============
Federal Income Tax Cost   $ 407,272,620
Purchases                 $ 114,112,109
Sales                     $  43,881,654

(5)    Expenses

     Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of each fund's average net assets.

               Effective Date
               --------------
Expense Rates:
  January 1                                    0.15%
NBD Advisory Fee:
  January 1                                    0.10%
Amounts Paid:
  Advisory Fee to NBD                       $411,792
  Distribution Fee to FoM & Essex           $ 21,253
  Other Fees & Out of Pocket Expenses
    to NBD                                  $ 89,143

                             FS-395

                               THE WOODWARD FUNDS
                               EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

     The Financial Highlights presents a per share analysis of how the Equity Index Fund's net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Equity Index Fund and other information for the periods presented.

                                                         Year Ended      Year Ended      Year Ended     Period Ended
                                                       Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992
                                                       -------------   -------------   -------------   -------------
Net asset value, beginning of period                    $      10.65    $      11.15    $      10.52    $      10.00
Income from investment operations:
  Net investment income                                         0.30            0.31            0.28            0.12
  Net realized and unrealized gains (losses)
    on investments                                              3.65           (0.20)           0.75            0.52
                                                        ------------    ------------    ------------    ------------
Total from investment operations                                3.95            0.11            1.03            0.64
                                                        ------------    ------------    ------------    ------------
Less distributions:
  From net investment income                                   (0.31)          (0.30)          (0.27)          (0.12)
  From realized gains                                          (0.14)          (0.23)          (0.13)             --
  In excess of realized gains                                  (0.00)          (0.08)             --              --
                                                        ------------    ------------    ------------    ------------
Total distributions                                            (0.45)          (0.61)          (0.40)          (0.12)
                                                        ------------    ------------    ------------    ------------
Net asset value, end of period                          $      14.15    $      10.65    $      11.15    $      10.52
                                                        ============    ============    ============    ============
Total Return                                                   37.35%           1.02%           9.77%          13.61%(a)
Ratios/Supplemental Data
Net assets, end of period                               $528,202,913    $340,808,050    $325,328,903    $242,057,866
Ratio of expenses to average net assets                         0.15%           0.17%           0.20%           0.22%(a)
Ratio of net investment income to average net
    assets                                                      2.39%           2.71%           2.59%           2.71%(a)
Portfolio turnover rate                                        10.66%          24.15%          16.01%           0.50%
Average commission rate                                 $       0.03

(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.


See accompanying notes to financial statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward Equity Index Fund:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Woodward Equity Index Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Woodward Equity Index Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995 in conformity with generally accepted accounting principles.

                                                    ARTHUR ANDERSEN LLP

Detroit, Michigan,
  February 19, 1996.

                          [ INTENTIONALLY LEFT BLANK ]

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1995

ASSETS:                                                   BOND FUND
                                                          ---------
Investment in securities:
    At cost                                             $481,852,916
                                                        ============
    At value (Note 2)                                   $512,978,615
Cash                                                              --
Receivable for securities sold                               225,826
Interest receivable                                        5,748,712
Deferred organization costs, net (Note 2)                      6,439
Prepaids and other assets                                      4,113
                                                        ------------
      TOTAL ASSETS                                       518,963,705
                                                        ------------
LIABILITIES:
Payable for securities purchased                             456,491
Accrued investment advisory fee                              283,332
Accrued distribution fees                                      5,095
Accrued custodial fee                                          7,282
Dividends payable                                            582,184
Other payables and accrued expenses                           63,742
                                                        ------------
      TOTAL LIABILITIES                                    1,398,126
                                                        ------------
      NET ASSETS                                        $517,565,579
                                                        ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                 $  4,952,384
Additional paid-in capital                               509,179,119
Accumulated undistributed net investment income              233,362
Accumulated undistributed net realized gains (losses)    (27,924,985)
Net unrealized appreciation on investments                31,125,699
                                                        ------------
      TOTAL NET ASSETS                                  $517,565,579
                                                        ============
Shares of capital stock outstanding                       49,523,843
                                                        ============
Net asset value and redemption price per share          $      10.45
                                                        ============
Maximum offering price per share                        $      10.97
                                                        ============

See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                               December 31, 1995

                                                                                                     MICHIGAN
                                                        INTERMEDIATE       SHORT       MUNICIPAL     MUNICIPAL
                                                         BOND FUND       BOND FUND     BOND FUND     BOND FUND
                                                        ------------   ------------   -----------   -----------
Investment in securities:
  At cost                                               $391,716,402   $159,199,919   $75,750,865   $51,219,137
                                                        ============   ============   ===========   ===========
  At value (Note 2)                                     $401,008,361   $161,484,092   $78,252,712   $52,778,540
Cash                                                         231,665             --            --        94,074
Receivable for securities sold                                    --             --            --            --
Interest receivable                                        4,975,654      2,337,249     1,277,409       716,553
Deferred organization costs, net (Note 2)                      3,565         25,504         6,315         6,315
Prepaids and other assets                                     21,456         78,198        36,597        18,137
                                                         -----------   ------------   -----------  ------------
      TOTAL ASSETS                                       406,240,701    163,925,043    79,573,033    53,613,619
                                                         -----------   ------------   -----------   -----------
LIABILITIES:
Payable for securities purchased                                  --         31,588     2,372,029            --
Accrued investment advisory fee                              222,293         89,955        41,971        29,027
Accrued distribution fees                                      2,543            714         1,295         1,907
Accrued custodial fee                                          6,109          3,255         1,459         1,318
Dividends payable                                            632,436        443,656       190,088       125,268
Other payables and accrued expenses                           67,381         19,020         2,627         2,939
                                                        ------------   ------------   -----------   -----------
      TOTAL LIABILITIES                                      930,762        588,188     2,609,469       160,459
                                                        ------------   ------------   -----------   -----------
      NET ASSETS                                        $405,309,939   $163,336,855   $76,963,564   $53,453,160
                                                        ============   ============   ===========   ===========
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                 $  3,909,253   $  1,596,349   $   720,543   $   504,175
Additional paid-in capital                               402,590,497    159,350,652    74,166,371    51,420,410
Accumulated undistributed net investment income              291,887         65,478         5,107         1,934
Accumulated undistributed net realized gains (losses     (10,773,659)        40,203      (430,304)      (32,762)
Net unrealized appreciation on investments                 9,291,959      2,284,173     2,501,847     1,559,403
                                                        ------------   ------------   -----------   -----------
      TOTAL NET ASSETS                                  $405,309,939   $163,336,855   $76,963,564   $53,453,160
                                                        ============   ============   ===========   ===========
Shares of capital stock outstanding                       39,092,534     15,963,488     7,205,434     5,041,749
                                                        ============   ============   ===========   ===========
Net asset value and redemption price per share          $      10.37   $      10.23   $     10.68   $     10.60
                                                        ============   ============   ===========   ===========
Maximum offering price per share                        $      10.89   $      10.55   $     11.21   $     11.13
                                                        ============   ============   ===========   ===========

See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                                   BOND FUNDS
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1995

                                                         BOND FUND
                                                         ---------
INTEREST INCOME (Note 2)                               $ 34,039,591
                                                       ------------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                 3,121,267
  Distribution fees                                          51,487
  Professional fees                                          69,263
  Custodial fee                                              80,898
  Transfer and dividend disbursing agent fees                38,611
  Amortization of deferred organization costs                15,455
  Marketing expenses                                         43,247
  Security pricing services                                  13,033
  Registration, filing fees and other expenses              118,444
  Less:
    Expense reimbursement                                        --
                                                       ------------
    NET EXPENSES                                          3,551,705
                                                       ------------
NET INVESTMENT INCOME                                    30,487,886
                                                       ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)                            (1,566,826)
  Net change in unrealized appreciation on
    investments                                           72,514,668
                                                       ------------
    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS     70,947,842
                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $101,435,728
                                                       ============

See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                                   BOND FUNDS
                       STATEMENTS OF OPERATIONS (Continued)
                      For the Year Ended December 31, 1995

                                                                                                  MICHIGAN
                                                      INTERMEDIATE      SHORT       MUNICIPAL     MUNICIPAL
                                                       BOND FUND      BOND FUND     BOND FUND     BOND FUND
                                                      ------------   ------------   ----------   -----------
INTEREST INCOME (Note 2)                               $27,227,503    $6,498,945   $ 3,692,331   $2,756,908
                                                       -----------    ----------   -----------   ----------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                2,650,418       650,298       444,288      327,020
  Distribution fees                                         28,779         5,165        13,331       19,211
  Professional fees                                         67,806        67,810        54,065       54,065
  Custodial fee                                             71,081        31,613        17,836       15,729
  Transfer and dividend disbursing agent fees               18,952         4,585        11,521       16,438
  Amortization of deferred organization costs                8,555         6,801         3,031        3,031
  Marketing expenses                                        39,826        32,438        34,056       33,105
  Security pricing services                                 13,033        13,033        18,692       18,692
  Registration, filing fees and other expenses              79,582         2,375        33,300       31,536
  Less:
     Expense reimbursement                                      --       (65,761)      (88,071)    (119,481)
                                                       -----------    ----------   -----------   ----------
     NET EXPENSES                                        2,978,032       748,357       542,049      399,346
                                                       -----------    ----------   -----------   ----------
NET INVESTMENT INCOME                                   24,249,471     5,750,588     3,150,282    2,357,562
                                                       -----------    ----------   -----------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)                           (4,126,208)       97,446      (132,105)      95,495
  Net change in unrealized appreciation on
    investments                                         52,637,906     3,290,608     7,347,301    5,119,573
                                                       -----------    ----------   -----------   ----------
    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS    48,511,698     3,388,054     7,215,196    5,215,068
                                                       -----------    ----------   -----------   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $72,761,169    $9,138,642   $10,365,478   $7,572,630
                                                       ===========    ==========   ===========   ==========

See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                  BOND FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  BOND FUND
                                                       ------------------------------
                                                          Year Ended      Year Ended
                                                        Dec. 31, 1995   Dec. 31, 1994
                                                        -------------   -------------

FROM OPERATIONS:
  Net investment income                               $ 30,487,886     $ 30,959,603
  Net realized gains (losses)                           (1,566,826)     (17,468,162)
  Net change in unrealized appreciation
   (depreciation) on investments                        72,514,668      (49,072,055)
                                                      ------------     ------------
     Net increase (decrease) in net assets from
       operations                                      101,435,728      (35,580,614)
                                                      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                           (31,071,705)     (30,287,702)
  From realized gains                                         --         (1,125,200)
                                                      ------------     ------------
    Total distributions                                (31,071,705)     (31,412,902)
                                                      ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                             81,776,844      136,836,769
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                    24,963,507       26,773,071
                                                      ------------     ------------
                                                       106,740,351      163,609,840
  Less: payments for shares redeemed                   (86,707,190)    (170,644,207)
                                                      ------------     ------------
  Net increase (decrease) in net assets from
    capital share transactions                          20,033,161       (7,034,367)
                                                      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                   90,397,184      (74,027,883)
NET ASSETS:
  Beginning of period                                  427,168,395      501,196,278
                                                      ------------     ------------
  End of period                                       $517,565,579     $427,168,395
                                                      ============     ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                            8,355,987       13,838,356
  Shares issued in reinvestment of distributions
    to shareholders                                      2,525,870        2,798,104
                                                      ------------     ------------
                                                        10,881,857       16,636,460
  Less: shares redeemed                                 (8,790,418)     (17,749,867)
                                                      ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING            2,091,439       (1,113,407)
CAPITAL SHARES:
  Beginning of period                                   47,432,404       48,545,811
                                                      ------------     ------------
  End of period                                         49,523,843       47,432,404
                                                      ============     ============

See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                  BOND FUNDS
                  STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                  INTERMEDIATE                        SHORT
                                                                   BOND FUND                         BOND FUND
                                                       -------------------------------     -------------------------------
                                                         Year Ended        Year Ended        Year Ended       Period Ended
                                                       Dec. 31, 1995     Dec. 31, 1994     Dec. 31, 1995     Dec. 31, 1994
                                                       -------------     -------------     -------------     -------------
FROM OPERATIONS:
  Net investment income                                $ 24,249,471      $ 23,804,528      $  5,750,588      $  1,090,862
  Net realized gains (losses)                            (4,126,208)       (3,493,275)           97,446           (31,726)
  Net change in unrealized appreciation
   (depreciation) on investments                         52,637,906       (47,966,003)        3,290,608        (1,006,435)
                                                       ------------      ------------      ------------      ------------
     Net increase (decrease) in net assets from
       operations                                        72,761,169       (27,654,750)        9,138,642            52,701
                                                       ------------      ------------      ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                            (24,265,050)      (23,538,862)       (5,697,455)       (1,078,517)
  From realized gains                                            --          (325,750)          (25,517)               --
                                                       ------------      ------------      ------------      ------------

    Total distributions                                 (24,265,050)      (23,864,612)       (5,722,972)       (1,078,517)
                                                       ------------      ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                              47,268,989       108,142,125       114,313,557        74,761,056
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                     19,077,115        19,356,266         3,924,968           941,812
                                                       ------------      ------------      ------------      ------------
                                                         66,346,104       127,498,391       118,238,525        75,702,868
  Less: payments for shares redeemed                   (102,551,452)     (112,749,718)      (22,556,503)      (10,437,889)
                                                       ------------      ------------      ------------      ------------
  Net increase (decrease) in net assets from
    capital share transactions                          (36,205,348)       14,748,673        95,682,022        65,264,979
                                                       ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                    12,290,771       (36,770,689)       99,097,692        64,239,163
NET ASSETS:
  Beginning of period                                   393,019,168       429,789,857        64,239,163                --
                                                       ------------      ------------      ------------      ------------
  End of period                                        $405,309,939      $393,019,168      $163,336,855      $ 64,239,163
                                                       ============      ============      ============      ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             4,818,378        10,895,776        11,284,693         7,483,171
  Shares issued in reinvestment of distributions
    to shareholders                                       1,922,824         1,990,229           388,668            95,210
                                                       ------------      ------------      ------------      ------------
                                                          6,741,202        12,886,005        11,673,361         7,578,381
  Less: shares redeemed                                 (10,335,186)      (11,494,626)       (2,236,808)       (1,051,446)
                                                       ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING            (3,593,984)        1,391,379         9,436,553         6,526,935
CAPITAL SHARES:
  Beginning of period                                    42,686,518        41,295,139         6,526,935                --
                                                       ------------      ------------      ------------      ------------
  End of period                                          39,092,534        42,686,518        15,963,488         6,526,935
                                                       ============      ============      ============      ============

See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                                   BOND FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                                   MICHIGAN
                                                              MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
                                                         -----------------------------   -----------------------------
                                                           Year Ended      Year Ended      Year Ended      Year Ended
                                                         Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1995   Dec. 31, 1994
                                                         -------------   -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income                                  $  3,150,282    $  3,064,874    $  2,357,562    $  2,210,323
  Net realized gains (losses)                                (132,105)       (297,451)         95,495        (128,351)
  Net change in unrealized appreciation
    (depreciation) on investments                           7,347,301      (6,604,737)      5,119,573      (4,621,088)
                                                         ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from
    operations                                             10,365,478      (3,837,314)      7,572,630      (2,539,116)
                                                         ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (3,149,113)     (3,086,808)     (2,358,540)     (2,226,665)
  From realized gains                                              --              --              --              --
                                                         ------------    ------------    ------------    ------------
    Total distributions                                    (3,149,113)     (3,086,808)     (2,358,540)     (2,226,665)
                                                         ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                25,660,467      29,816,164      12,994,627      20,635,934
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                          964,584       1,002,601         927,746       1,084,833
                                                         ------------    ------------    ------------    ------------
                                                           26,625,051      30,818,765      13,922,373      21,720,767
  Less: payments for shares redeemed                      (18,133,625)    (17,342,844)    (10,946,362)    (13,805,722)
                                                         ------------    ------------    ------------    ------------
  Net increase in net assets from capital share
    transactions                                            8,491,426      13,475,921       2,976,011       7,915,045
                                                         ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS                                 15,707,791       6,551,799       8,190,101       3,149,264
NET ASSETS:
  Beginning of year                                        61,255,773      54,703,974      45,263,059      42,113,795
                                                         ------------    ------------    ------------    ------------
  End of year                                            $ 76,963,564    $ 61,255,773    $ 53,453,160    $ 45,263,059
                                                         ============    ============    ============    ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                               2,502,764       2,923,798       1,290,446       2,066,281
  Shares issued in reinvestment of distributions
    to shareholders                                            93,325         100,547          90,653         109,478
                                                         ------------    ------------    ------------    ------------
                                                            2,596,089       3,024,345       1,381,098       2,175,759
  Less: shares redeemed                                    (1,774,851)     (1,757,269)     (1,085,688)     (1,401,752)
                                                         ------------    ------------    ------------    ------------
NET INCREASE IN SHARES OUTSTANDING                            821,238       1,267,076         295,410         774,007
CAPITAL SHARES:
  Beginning of year                                         6,384,196       5,117,120       4,746,339       3,972,332
                                                         ------------    ------------    ------------    ------------
  End of year                                               7,205,434       6,384,196       5,041,749       4,746,339
                                                         ============    ============    ============    ============

See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                   BOND FUND
                           PORTFOLIO OF INVESTMENTS
                               December 31, 1995


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENTS -- 5.47%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05 and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                $16,559,026   $ 16,559,026
  Nikko Securities, Revolving Repurchase Agreement,
    5.90%, 1/2/96 (secured by various U.S. Treasury
    Bills with maturities ranging from 9/19/96
    through 10/17/96, and U.S. Treasury Notes with
    maturities ranging from 5/31/96 through 8/15/00,
    all held at the Bank of New York)                    11,500,000     11,500,000
                                                                       -----------
  (Cost $28,059,026)                                                    28,059,026
                                                                       -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 82.21%
   U.S. Treasury Securities -- 36.90%
    Principal Strip from U.S. Treasury Securities
     due:
      8/15/98                                             1,500,000      1,309,425
      2/15/99                                             7,450,000      6,332,128
      11/15/18                                           61,840,000     15,020,318
      8/15/20                                            55,640,000     12,111,715
      5/15/18                                             3,720,000        932,976
      5/15/05                                             3,950,000      2,324,614
    Strip from U.S. Treasury Securities due:
      5/15/98                                             1,800,000      1,592,856
      11/15/98                                            1,700,000      1,464,992
      2/15/99                                             3,355,000      2,851,146
      2/15/11                                             4,525,000      1,832,172
      5/15/11                                             9,338,000      3,716,898
      2/15/12                                             4,555,000      1,721,061
      5/15/13                                            10,594,000      3,684,064
      2/15/14                                             8,950,000      2,962,897
    U.S. Treasury Bonds:
      12.750%, 11/15/10                                   9,000,000     13,708,080
      10.375%, 11/15/12                                   8,830,000     12,207,475
    U.S. Treasury Notes:
      7.375%, 5/15/96                                     5,001,000      5,039,308
      6.125%, 7/31/96                                     1,000,000      1,004,840
      8.000%, 10/15/96                                    4,400,000      4,490,728
      7.250%, 11/15/96                                    3,890,000      3,954,418
      6.750%, 2/28/97                                     2,100,000      2,135,763
      8.500%, 4/15/97                                     3,505,000      3,645,761
      8.500%, 5/15/97                                     3,130,000      3,263,995
      6.750%, 5/31/97                                     1,000,000      1,020,620
      8.625%, 8/15/97                                    18,900,000     19,892,250
      8.750%, 10/15/97                                    6,150,000      6,518,016
      8.875%, 11/15/97                                    8,780,000      9,345,169
      7.875%, 1/15/98                                    12,592,000     13,231,422
      8.125%, 2/15/98                                     3,000,000      3,172,500
      7.875%, 4/15/98                                    16,125,000     17,027,032
      5.375%, 5/31/98                                     4,000,000      4,013,120
      6.875%, 7/31/99                                     7,410,000      7,780,500
                                                                       -----------
  (Cost $174,104,991)                                                  189,308,259
                                                                       -----------
  Agency Obligations -- 45.31%
    Federal Home Loan Mortgage Corp. Participation
     Ctfs.:
      #170269, 12.000%, 8/1/15                            1,938,783      2,173,246
      #200070, 7.500%, 4/1/02                               314,427        321,520
      #274081, 7.500%, 7/1/16                                95,532         97,744
      #289711, 7.500%, 4/1/17                               171,732        175,599
      #555238, 12.000%, 7/1/19                              887,323        994,945


                                      FS-406

    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 10 Class D, 10.000%, 7/15/18               1,255,907      1,288,962
        Series 11 Class D, 9.500%, 7/15/19                1,500,000      1,669,289
        Series 22 Class C, 9.500%, 4/15/20                1,104,876      1,251,748
        Series 23 Class E, 9.400%, 8/15/19                  823,046        849,687
        Series 23 Class F, 9.600%, 4/15/20                1,150,000      1,283,652
        Series 32 Class B, 9.500%, 8/15/19                1,000,494      1,020,613
        Series 38 Class C, 9.500%, 1/15/19                  596,952        612,735
        Series 41 Class I, HB, 84.000%, 5/15/20             141,037        331,436
        Series 47 Class F, 10.000%, 6/15/20                 500,000        559,415
        Series 51 Class D, 10.000%, 5/15/19                 802,603        807,105
        Series 56 Class E, 9.600%, 5/15/20                2,220,582      2,215,606
        Series 82 Class D, 8.900%, 10/15/20               1,000,000      1,018,119
        Series 99 Class Z, 9.500%, 1/15/21                2,181,715      2,347,545
        Series 129 Class E, 8.850%, 6/15/09               3,500,000      3,565,136
        Series 134 Class B, IO, 9.000%, 8/15/22           1,177,894        265,026
        Series 204 Class E, HB, IF, 5/15/23                  21,745        478,384
        Series 1022 Class G, 8.000%, 2/15/19                696,411        699,815
        Series 1045 Class G, HB, 1066.2085%, 2/15/21          5,071        135,144
        Series 1051 Class D, 7.000%, 11/15/19             1,429,602      1,447,085
        Series 1065 Class J, 9.000%, 4/15/21              2,000,000      2,175,618
        Series 1072 Class A, HB, 1008.500%, 5/15/06          35,279        697,117
        Series 1079 Class S, IF, 5/15/21                  1,332,679      1,501,756
        Series 1084 Class F, AR, 5/15/21                  2,000,000      2,039,918
        Series 1084 Class S, IF, 5/15/21                  1,400,000      1,820,000
        Series 1089 Class C, IO, IF, 6/15/21                 91,366      1,000,233
        Series 1098 Class M, HB, 10.080%, 6/15/06            15,632        326,711
        Series 1144 Class KB, 8.500%, 9/15/21             2,000,000      2,117,078
        Series 1172 Class L, HB, 1167.776%, 11/15/21         21,071        611,045
        Series 1196 Class B, HB, IF, 1/15/22                 93,403        934,965
        Series 1295 Class JB, 4.500%, 3/15/07             2,400,000      2,173,605
        Series 1297 Class H, 7.500%, 1/15/20              1,699,404      1,741,021
        Series 1298 Class L, HB, 981.8667, 6/15/07            9,000        328,500
        Series 1329 Class S, IO, IF, 8/15/99              5,014,742        269,542
        Series 1360 Class PK, 10.000%, 12/15/20           2,500,000      2,869,872
        Series 1370 Class F, 6.750%, 3/15/19                600,000        606,329
        Series 1378 Class H, 10.000%, 1/15/21             1,500,000      1,728,119
        Series 1378 Class JZ, 7.500%, 11/15/21            2,280,849      2,318,934
        Series 1418 Class B, 6.500%, 11/15/19             2,250,000      2,253,062
        Series 1456 Class G, 6.500%, 12/15/18             6,500,000      6,506,818
        Series 1465 Class SA, IO, IF, 2/15/08            29,155,288      1,439,397
        Series 1483 Class E, 6.500%, 2/15/20              3,150,000      3,148,138
        Series 1489 Class L, 5.500%, 4/15/08              2,087,129      2,036,306
        Series 1506 Class F, AR, 5/15/08                  1,632,714      1,640,877
        Series 1506 Class S, IF, 5/15/08                    583,112        530,632
        Series 1506 Class SD, IO, IF, 5/15/08            27,449,198      1,269,525
        Series 1508 Class KB, IO, IF, 5/15/23             8,872,418        571,118
        Series 1531 Class K, 6.000%, 4/15/08              1,127,152      1,093,314
        Series 1554 Class KA, PO, 8/15/08                   927,383        736,685
        Series 1583 Class NS, IF, 9/15/23                 1,270,128        939,895
        Series 1585 Class NB, IF, 9/15/23                 2,271,596      1,839,993
        Series 1586 Class A, 6.000%, 9/15/08              1,478,062      1,422,175
        Series 1595 Class S, IO, IF, 10/15/11            14,871,975        604,100
        Series 1604 Class SE, IF, 11/15/08                  701,374        561,099
        Series 1628 Class S, IF, 12/15/23                 2,550,000      1,606,500
        Series 1640 Class A, 5.500%, 10/15/07             1,102,202      1,073,455
        Series 1655 Class F, AR, 12/15/08                 1,494,755      1,483,544
        Series 1655 Class SA, IF, 12/15/08                  344,875        257,146
        Series 1681 Class K, 7.000%, 8/15/23              1,115,049      1,090,606
        Series 1686 Class SH, IF, 2/15/24                 1,535,892      1,132,720
        Series 1689 Class SD, IF, 10/15/23                1,725,000      1,535,250
        Series 1694 Class SE, IF, 5/15/23                 1,418,419      1,290,761
        Series 1706 Class LA, 7.000%, 3/15/24             5,227,604      5,121,740
        Series 1757-A Class A, 9.500%, 5/15/23            3,532,192      3,757,369
        Series 1796-A, Class S, IF, 2/15/09               1,000,000        755,000
        Series 1798-B, Class C, 6.500%, 3/15/08           2,250,000      2,200,073
        GNMA Series 29 Class SD, IO, IF, 4/25/24         24,545,249        613,631
    Federal Housing Administration Merrill Lynch
      Project Pool 170 Pass Thru Ctfs., 7.430%,
      8/1/20                                              1,368,496      1,413,821
    Federal National Mortgage Assn. Mortgage Backed
     Securities,
      Stripped Trust:
        23, Class 2, IO, 10.000%, 9/1/17                  1,348,966        346,521
        50, Class 2, IO, 10.500%, 3/25/19                   180,863         46,912


                                      FS-407

    Federal National Mortgage Assn. Pass Thru
     Securities:
        Pool #44699, 7.000%, 4/1/17                         350,441        355,329
        Pool #50966, 7.000%, 1/1/24                       2,047,461      2,068,364
        Pool #70226, AR, 1/1/19                             603,874        604,629
        Pool #116612, AR, 3/1/19                          2,562,238      2,651,219
        Pool #160330, 6.345%, 3/1/99                      2,391,211      2,433,057
        Pool #303306, 12.500%, 1/1/16                     2,182,598      2,515,988
    Federal National Mortgage Assn. Pass Thru
     Securities
      Gtd. Remic Trust:
        1988 Class 7-Z, 9.250%, 4/25/18                     841,800        897,829
        1988 Class 17-B, 9.400%, 10/25/17                   736,900        760,273
        1989 Class 27-D, 10.000%, 1/25/16                   827,434        852,744
        1989 Class 34-E, 9.850%, 8/25/14                  1,000,000      1,066,785
        1989 Class 69-G, 7.600%, 10/25/19                 2,250,000      2,321,397
        1989 Class 70-G, 8.000%, 10/25/19                 2,000,000      2,122,378
        1989 Class 73-C, PO, 10/25/19                     1,299,464      1,015,206
        1989 Class 78-H, 9.400%, 11/25/19                 1,250,000      1,393,024
        1990 Class 1-D, 8.800%, 1/25/20                   3,200,000      3,400,189
        1990 Class 60-K, 5.500%, 6/25/20                    750,000        713,669
        1990 Class 63-H, 9.500%, 6/25/20                    900,000      1,003,301
        1990 Class 93-G, 5.500%, 8/25/20                  1,500,000      1,427,669
        1990 Class 94-H, HB, 505.000%, 8/25/20               36,402        527,832
        1990 Class 95-J, HB, 1118.040%, 8/25/20              20,445        654,236
        1990 Class 102-J, 6.500%, 8/25/20                 4,000,000      3,990,276
        1990 Class 106-H, 8.500%, 1/25/19                 1,135,711      1,137,731
        1990 Class 134-SC, IF, 11/25/20                   1,210,648      1,325,659
        1990 Class 140-K, HB, 652.1454%, 12/25/20            23,237        426,391
        1991 Class 4-N, HB, 758.750%, 1/25/06                11,237        162,935
        1991 Class 7-K, HB, 908.500%, 2/25/21                 8,010        172,206
        1991 Class 33-J, HB, 1008.250%, 4/25/06              10,292        206,673
        1991 Class 55-G, HB, 1148.550%, 2/25/05               3,554         14,215
        1991 Class 144-PZ, 8.500%, 6/25/21                2,134,822      2,258,319
        1992 Class 13-S, HB, IF, 1/25/99                     35,593        263,385
        1992 Class 135-LC, 7.500%, 9/25/07                1,000,000      1,035,809
        1992 Class 137-BA, 3.500%, 1/25/17                2,297,663      2,212,970
        1992 Class 199-S, IO, IF, 11/25/99               13,023,680        577,861
        1992 Class 204-B, 6.000%, 10/25/20                4,300,000      4,160,418
        1993 Class 8-SB, IO, IF, 8/25/06                 16,001,583        729,992
        1993 Class 12-S, IO, IF, 2/25/23                  7,558,799        481,873
        1993 Class 12-SB, HB, IF, 2/25/23                    59,767        552,847
        1993 Class 13-G, 6.000%, 6/25/20                  2,000,000      1,962,738
        1993 Class 15-K, 7.000%, 2/25/08                    792,410        788,415
        1993 Class 19-G, 5.000%, 5/25/19                  3,265,000      3,096,457
        1993 Class 32-K, 6.000%, 3/25/23                  1,888,847      1,816,240
        1993 Class 38-S, IO, IF, 11/25/22                33,215,974        913,439
        1993 Class 44-S, IO, IF, 4/25/23                 11,772,196        518,683
        1993 Class 58-J, 5.500%, 4/25/23                  2,065,801      1,930,512
        1993 Class 94-K, 6.750%, 5/25/23                  1,299,186      1,271,473
        1993 Class 113-S, IO, IF, 7/25/23                 8,861,933        509,561
        1993 Class 139-SG, IF, 8/25/23                    3,450,311      2,675,060
        1993 Class 152-D, PO, 8/25/23                     1,000,000        785,000
        1993 Class 155-LA, 6.500%, 5/25/23                4,166,134      4,109,970
        1993 Class 155-SB, IO, IF, 9/25/23               10,689,381        581,182
        1993 Class 156-SD, IF, 10/25/19                   1,250,000        900,000
        1993 Class 167-S, IF, 9/25/23                     1,776,420      1,314,551
        1993 Class 190-SE, IF, 10/25/08                   1,719,713      1,336,526
        1993 Class 207-SC, IF, 11/25/23                   3,435,541      2,507,945
        1993 Class 209-KB, 5.659%, 8/25/08                3,632,376      3,466,773
        1993 Class 214-L, 6.000%, 12/25/08                  838,760        829,005
        1993 Class 220-SD, IF, 11/25/13                   2,087,684      1,622,506
        1993 Class 223-FB, AR, 12/25/23                   5,732,752      5,646,761
        1993 Class 223-SB, IF, 12/25/23                   2,901,860      2,321,488
        1993 Class X-225C VO, IF, 12/25/22                1,600,000      1,456,000
        1994 Class 8-G, PO, 11/25/23                      2,249,815      1,631,116
        1994 Class 19-C, 5.000%, 1/25/24                  2,519,478      2,329,230
        1994 Class 26-G, PO, 2/25/24                      2,278,569      1,458,284
        1994 Class 30-LA, 6.500%, 2/25/09                 1,953,476      1,929,623
        1994 Class 36-SG, IO, IF, 8/25/23                 7,651,123        399,236
        1994 Class 36-SE, IF, 11/25/23                    2,061,342      1,649,073
        1994 Class 39-F, AR, 3/25/24                      1,133,152      1,125,356
        1994 Class 39-S, IF, 3/25/24                        435,828        387,067
        1994 Class 53-CA, PO, 11/25/23                    2,500,000      1,731,250
        1994 Class 59-PK, 6.000%, 3/25/24                 1,766,334      1,717,140
        1994 Class 82-SA, IO, IF, 5/25/23                41,672,922      1,119,751
        1995 Class 13-B, 6.500%, 3/25/09                  3,457,934      3,381,203
        1995 Class XG1C C, 8.800%, 1/25/25                1,000,000      1,096,116
        1992-G Class 15-Z, 7.000%, 1/25/22                1,633,455      1,588,745
        1992-G Class 27-SQ, HB, IF, 5/25/22                   7,749      1,118,615


                                      FS-408

        1992-G Class 42-Z, 7.000%, 7/25/22                1,644,947      1,620,098
        1992-G Class 59-C, 6.000%, 12/25/21               1,300,000      1,261,831
        1992-G Class 61-Z, 7.000%, 10/25/22               1,028,251        946,207
        1993-G Class 19-K, 6.500%, 6/25/19                2,208,259      2,169,833
        1993-G Class 27-SE, IF, 8/25/23                   1,343,715        863,337
        1994-G Class 13-ZB, 7.000%, 11/17/24              2,359,038      2,258,067
    Government National Mortgage Assn. Pass Thru
     Securities
      Guaranteed Remic Trust:
        1994 Class 4-SA, IO, IF, 10/16/22                 7,700,000        490,875
    Government National Mortgage Assn. Pass Thru
     Pool:
        #023594, 8.500%, 7/15/08                            453,589        479,352
        #190923, 9.000%, 12/15/16                           445,009        474,753
        #297628, 8.000%, 9/15/22                          3,428,413      3,581,557
        #313110, 7.500%, 11/15/22                         2,076,338      2,140,142
        #345288, 7.500%, 3/15/23                            852,574        878,329
    International Bank For Reconstruction &
      Development, 2/15/15                                2,000,000        576,830
                                                                      ------------
  (Cost $217,452,161)                                                  232,446,081
                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           421,754,340
                                                                      ------------
  (Cost $391,557,152)

CORPORATE BONDS AND NOTES -- 9.07%
   Finance -- 7.54%
    American Express Co., 11.625%, 12/12/00               1,400,000      1,562,750
    Associates Corp. of North America:
        9.125%, 4/1/00                                    2,350,000      2,652,372
        8.150%, 8/1/09                                    3,085,000      3,516,838
    Chase Manhattan Grantor Trust, Series 95-B,
      5.900%, 11/15/01                                    1,692,081      1,702,943
    Collaterized Mortgage Obligation Trust CMO:
        Series 10, Class Z, 8.950%, 12/1/16               3,070,227      3,121,344
        Series 12, Class D, 9.500%, 2/1/17                  889,933        953,517
        Series 16, Class Q, 14.750%, 3/20/18                491,993        521,513
    Ford Credit Grantor Trust, Series 94-A, 6.350%,
      5/15/99                                             2,040,088      2,061,344
    Ford Motor Credit Co., 9.625%, 2/27/96                2,150,000      2,161,761
    General Motors Acceptance Corp. Medium Term Note,
      7.550%, 1/14/97                                     2,500,000      2,550,125
    Government National Mortgage Assn. Backed Trust I
      CMO, Class A, Zero Coupon, PO, 5/20/17                354,912        278,101
    Kidder Peabody Mortgage Assets Trust CMO, Series
      24 Class E, 8.940%, 4/1/19                          1,125,000      1,162,405
    Merrill Lynch Trust Series 43 Class E CMO 6.500%,
      8/27/15                                             4,000,000      3,979,956
    Morgan Stanley Mortgage Trust CMO:
        Series 35-2, HB, IF, 4/20/21                          5,248        760,996
        Series 37-2, HB, IF, 7/20/21                          5,996        779,480
        Series 39-3, PO, 12/20/21                           999,131        815,851
    PaineWebber CMO Trust:
        Series H-4, 8.750%, 4/1/18                        1,030,480      1,080,241
        Series P-4, 8.500%, 8/1/19                        2,479,357      2,620,405
    Rural Housing Trust 1987-1 Sr. Mortgage Pass Thru
      Ctf., Class 3-B, 7.330%, 4/1/26                     1,199,436      1,225,594
    Shearson Lehman, Inc. CMO, Mortgage Backed
      Sequential Pay Bond, Series U, Sequence U-1,
      8.750%, 8/27/17                                       322,556        325,249
    Standard Credit Card Master Trust Asset Backed
      Ctf., Series 1995-5, Class A, Adjustable Rate,
      5/8/00                                              2,000,000      2,000,620
    Toyota Auto Receivables Grantor Trust, Series
      95-A Class A, 5.850%, 3/15/01                       1,314,302      1,320,767
    World Omni Automobile LSE SEC Trust, Series 95-5
      Class A, 6.050%, 11/25/01                           1,500,000      1,513,619
                                                                      ------------
  (Cost $39,352,083)                                                    38,667,791
                                                                      ------------
  Industrial -- 1.24%
    Boeing Co., 7.950%, 8/15/24                           1,730,000      2,036,573
    Dominos Pizza Funding Corp., Series A, Adjustable
      Rate, 4/1/96                                          995,000      1,005,235
    General Motors Corp., 8.800%, 3/1/21                  2,695,000      3,321,668
                                                                      ------------
  (Cost $5,521,130)                                                      6,363,476
                                                                      ------------


                                      FS-409

  Public Utility -- 0.29%
    Nippon Telegraph & Telephone Corp., 9.500%,
      7/27/98                                             1,355,000      1,479,850
                                                                      ------------
  (Cost $1,447,437)
TOTAL CORPORATE BONDS AND NOTES                                         46,511,117
                                                                      ------------
  (Cost $46,320,650)

FOREIGN -- 3.25%
  African Development Bank Note, 9.300%, 7/1/00           1,572,000      1,784,786
  Kingdom of Belgium Put Euro Dollar, 9.200%, 6/28/10     2,000,000      2,542,500
  Metropolis of Tokyo, 8.700%, 10/05/99                   2,250,000      2,483,620
  National Australia Bank Ltd, 9.700%, 10/15/98             800,000        879,136
  Province of Ontario, 15.750%, 3/15/12                   1,415,000      1,653,031
  Province of Ontario Eurobond, 7.000%, 1/27/99           4,300,000      4,461,250
  Province of Quebec, 9.125%, 8/22/01                     2,515,000      2,849,809
                                                                      ------------
  (Cost $15,916,088)                                                     16,654,13
                                                                      ------------
TOTAL INVESTMENTS                                                     $512,978,615
                                                                      ============
  (Cost $481,852,916)


                              THE WOODWARD FUNDS
                                   BOND FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

(a) The Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $1,496,849. The book cost of certain IO and HB securities includes a write down in the amount of $6,056,100 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in Note 4 in Notes to Financial Statements.

                               THE WOODWARD FUNDS
                             INTERMEDIATE BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENTS -- 3.30%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05, and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                 $8,248,085   $  8,248,085
  Nikko Securities, Revolving Repurchase Agreement,
    5.90%, 1/2/96 (secured by various U.S. Treasury
    Bills with maturities ranging fom 9/19/96 through
    10/17/96, and U.S. Treasury Notes with maturities
    ranging from 5/31/96 through 8/15/00, all held at
    the Bank of New York)                                 5,000,000      5,000,000
                                                                      ------------
  (Cost $13,248,085)                                                    13,248,085
                                                                      ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 85.73%
  U.S. Treasury Securities -- 47.10%
    Principal Strip from U.S. Treasury Securities
     due:
      2/15/99                                             6,900,000      5,864,655
    Strip from U.S. Treasury Securities due:
      5/15/98                                             6,600,000      5,840,472
      11/15/98                                            7,600,000      6,549,376
      2/15/99                                             2,760,000      2,345,503
      5/15/05                                             5,660,000      3,330,967
      8/15/08                                             6,350,000      3,046,667
      2/15/09                                             4,300,000      1,996,318
    U.S. Treasury Bonds:
      12.750%, 11/15/10                                   6,731,000     10,252,121
      10.375%, 11/12/12                                   4,800,000      6,636,000
    U.S. Treasury Notes:
      7.375%, 5/15/96                                       540,000        544,136
      6.125%, 7/31/96                                     1,000,000      1,004,840
      7.250%, 11/15/96                                    2,000,000      2,033,120
      6.750%, 2/28/97                                     5,000,000      5,085,150
      8.500%, 4/15/97                                    11,640,000     12,107,462
      6.875%, 4/30/97                                    10,000,000     10,206,200
      8.500%, 5/15/97                                    11,470,000     11,961,031
      6.750%, 5/31/97                                     2,000,000      2,041,240
      8.625%, 8/15/97                                     3,000,000      3,157,500
      8.750%, 10/15/97                                    9,950,000     10,545,408
      8.875%, 11/15/97                                   19,985,000     21,271,434
      7.875%, 1/15/98                                    23,710,000     24,913,994
      8.125%, 2/15/98                                     8,300,000      8,777,250
      7.875%, 4/15/98                                    12,425,000     13,120,055
      5.125%, 4/30/98                                     3,320,000      3,313,260
      5.375%, 5/31/98                                     4,500,000      4,514,760
      6.875%, 7/31/99                                     8,000,000      8,400,000
                                                                      ------------
  (Cost $185,580,125)                                                  188,858,919
                                                                      ------------
  Agency Obligations -- 38.63%
    Federal Home Loan Mortgage Corp. Participation
     Ctf.:
      #170269, 12.000%, 8/01/15                           1,533,401      1,718,840
      #252600, 7.500%, 9/1/08                               369,227        379,170
      #252601, 8.000%, 6/1/01                               389,128        400,802
      #555238, 12.000%, 7/1/19                              673,464        755,147
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 10 Class D, 10.000%, 7/15/18               1,998,034      2,050,621
        Series 11 Class D, 9.500%, 7/15/19                  500,000        556,429
        Series 14 Class A, 9.000%, 12/15/19                  44,298         44,434
        Series 18 Class A, 9.000%, 11/15/19                  80,381         80,707
        Series 23 Class E, 9.400%, 8/15/19                  548,697        566,458
        Series 30 Class C, 9.500%, 5/15/18                  731,331        747,009
        Series 32 Class B, 9.500%, 8/15/19                2,718,733      2,773,404
        Series 38 Class C, 9.500%, 1/15/19                  397,968        408,490
        Series 39 Class E, 10.000%, 10/15/19                876,507        898,953
        Series 41 Class I, HB, 84.000%, 5/15/20             105,777        248,577


                                      FS-412

        Series 47 Class F, 10.000%, 6/15/20                 500,000        559,415
        Series 51 Class D, 10.000%, 5/15/19                 525,068        528,013
        Series 56 Class E, 9.600%, 5/15/20                2,599,353      2,593,528
        Series 63 Class F, 9.350%, 10/15/19                 315,973        320,447
        Series 82 Class D, 8.900%, 10/15/20                 700,000        712,683
        Series 99 Class Z, 9.500%, 1/15/21                2,181,715      2,347,545
        Series 115 Class G, 9.000%, 3/15/18                 684,605        683,762
        Series 129 Class E, 8.850%, 6/15/09               2,700,000      2,750,248
        Series 191 Class D, 9.000%, 9/15/21                 203,506        203,398
        Series 204 Class E, HB, IF, 5/15/23                   7,008        154,175
        Series 1022 Class G, 8.000%, 2/15/19                654,626        657,826
        Series 1072 Class A, HB, 1008.500%, 5/15/06          23,438        463,139
        Series 1079 Class S, IF, 5/15/21                    999,510      1,126,317
        Series 1084 Class F, AR, 5/15/21                    500,000        509,979
        Series 1084 Class S, IF, 5/15/21                    350,000        455,000
        Series 1098 Class M, HB, 10.080%, 6/15/06             3,474         72,602
        Series 1144 Class KB, 8.500%, 9/15/21             2,000,000      2,117,078
        Series 1172 Class L, HB, 1167.776%, 11/15/21         18,197        527,720
        Series 1196 Class B, HB, IF, 1/15/22                 61,111        611,721
        Series 1295 Class JB, 4.500%, 3/15/07             1,500,000      1,358,503
        Series 1298 Class L, HB, 981.86%, 6/15/07             6,000        219,000
        Series 1329 Class S, IO, IF, 8/15/99              4,297,785        231,006
        Series 1360 Class PK, 10.000%, 12/15/20           2,000,000      2,295,898
        Series 1378 Class H, 10.000%, 1/15/21             1,500,000      1,728,119
        Series 1418 Class B, 6.500%, 11/15/19             1,250,000      1,251,701
        Series 1456 Class G, 6.500%, 12/15/18             3,000,000      3,003,147
        Series 1465 Class SA, IO, IF, 2/15/08            26,873,569      1,326,748
        Series 1489 Class L, 5.500%, 4/15/08              1,744,840      1,702,351
        Series 1506 Class F, AR, 5/15/08                  1,088,476      1,093,918
        Series 1506 Class SD, IO, IF, 5/15/08            15,122,475        699,414
        Series 1506 Class S, IF, 5/15/08                    388,742        353,755
        Series 1508 Class KB, IF, 5/15/23                 4,613,657        296,981
        Series 1531 Class K, 6.000%, 4/15/08              1,040,448      1,009,212
        Series 1583 Class NS, IF, 9/15/23                   982,727        727,218
        Series 1585 Class NB, IF, 9/15/23                 2,513,255      2,035,737
        Series 1586 Class A, 6.000%, 9/15/08              1,377,285      1,325,208
        Series 1595 Class S, IO, IF, 10/15/13            20,963,156        851,523
        Series 1628 Class S, IF, 12/15/23                 2,500,000      1,575,000
        Series 1640 Class A, 5.500%, 10/15/07             1,992,442      1,940,477
        Series 1655 Class F, AR, 12/15/08                   970,128        962,852
        Series 1655 Class SA, IF, 12/15/08                  223,945        166,978
        Series 1689 Class SD, IF, 10/15/23                1,500,000      1,335,000
        Series 1694 Class SE, IF, 5/15/23                 1,086,730        988,924
        Series 1706 Class LA, 7.000%, 3/15/24             3,400,068      3,331,213
        Series 1757-A Class A, 9.500%, 5/15/23            2,649,144      2,818,027
        Series 1796-A, Class S, IF, 2/15/09               1,391,843      1,050,841
        GNMA Series 29 Class SD, IO, IF, 4/25/24         14,249,782        356,245
    Federal National Mortgage Assn. Mortgage Backed
      Securities Stripped Trust:
        46, Class 1, 7.000%, 12/25/03                       290,697        292,877
        50, Class 2, IO, 10.500%, 3/25/19                   286,367         74,278
    Federal National Mortgage Assn. Pass Thru
     Securities
      Gtd. Remic Trust:
        1988 Class 7-Z, 9.250%, 4/25/18                     823,889        878,726
        1988 Class 17-B, 9.400%, 10/25/17                   128,067        132,130
        1989 Class 26-D, 10.000%, 5/25/04                 1,000,000      1,057,759
        1989 Class 27-D, 10.000%, 1/25/16                 1,510,067      1,556,259
        1989 Class 34-D, 9.850%, 7/25/13                    750,247        760,142
        1989 Class 70-G, 8.000%, 10/25/19                 2,000,000      2,122,378
        1989 Class 73-C, PO, 10/25/19                       275,805        215,472
        1989 Class 78-H, 9.400%, 11/25/19                 1,750,000      1,950,233
        1990 Class 1-D, 8.800%, 1/25/20                     950,000      1,009,431
        1990 Class 60-K, 5.500%, 6/25/20                  1,250,000      1,189,449
        1990 Class 63-H, 9.500%, 6/25/20                    755,000        841,658
        1990 Class 93-G, 5.500%, 8/25/20                  1,250,000      1,189,724
        1990 Class 94-H, HB, 505.000%, 8/25/20               21,561        312,639
        1990 Class 95-J, HB, 1118.040%, 8/25/20              10,222        327,119
        1990 Class 102-J, 6.500%, 8/25/20                 4,600,000      4,588,817
        1990 Class 106-H, 8.500%, 1/25/19                   879,775        881,341
        1990 Class 134-SC, IF, 11/25/20                     719,616        787,979
        1990 Class 140-K, HB, 652.145%, 12/25/20             21,687        397,964
        1991 Class 4-N, HB, 758.750%, 1/25/06                 3,966         57,503
        1991 Class 7-K, HB, 908.500%, 2/25/21                 2,002         43,052
        1991 Class 20-M, HB, 908.750%, 3/25/06                2,044         33,936
        1991 Class 33-J, HB, 1008.250%, 4/25/06               4,803         96,448
        1991 Class 55-G, HB, 1148.550%, 2/25/05               4,442         17,769
        1991 Class 161-H, 7.500%, 2/25/21                   780,627        794,256
        1992 Class 13-S, HB, IF, 1/25/99                     10,539         77,988
        1992 Class 137-BA, 3.500%, 1/25/17                1,969,426      1,896,831
        1992 Class 199-S, IO, IF, 11/25/99                9,074,832        402,650


                                      FS-413

        1992 Class 204-B, 6.000%, 10/25/20                2,000,000      1,935,078
        1993 Class 8-SB, IO, IF, 8/25/06                 15,386,138        701,916
        1993 Class 12-S, IO, IF, 2/25/23                  4,781,380        304,813
        1993 Class 12-SB, HB, IF, 2/25/23                    52,736        487,806
        1993 Class 19-G, 5.000%, 5/25/19                  3,530,000      3,347,778
        1993 Class 38-S, IO, IF, 11/25/22                31,190,042        857,726
        1993 Class 58-J, 5.50%, 4/25/23                   1,549,351      1,447,884
        1993 Class 94-K, 6.750%, 5/25/23                    866,124        847,649
        1993 Class 110-SC, IO, IF, 7/25/23                4,235,993        177,361
        1993 Class 113-S, IO, IF, 7/25/23                 7,935,546        456,294
        1993 Class 139-SG, IF, 8/25/23                    2,597,473      2,013,847
        1993 Class 152-D, PO, 8/25/23                       700,000        549,500
        1993 Class 155-LA, 6.500%, 5/25/23                1,735,889      1,712,488
        1993 Class 155-SB, IO, IF, 9/25/23                7,696,354        418,451
        1993 Class 156-SD, IF, 10/25/19                   1,000,000        720,000
        1993 Class 167-S, IF, 9/25/23                     2,138,284      1,582,330
        1993 Class 190-SE, IF, 10/25/08                   1,495,403      1,162,197
        1993 Class 207-SC, IF, 11/25/23                   2,366,706      1,727,695
        1993 Class 209-KB, 5.659%, 8/25/08                2,804,924      2,677,045
        1993 Class 214-L, 6.000%, 12/25/08                1,677,520      1,658,009
        1993 Class 220-SD, IF, 11/25/13                   1,242,669        965,777
        1993 Class 223-FB, AR, 12/25/23                     721,333        710,513
        1993 Class 223-SB, IF, 12/25/23                     651,339        521,071
        1993 Class X225-C VO, IF, 12/25/22                2,000,000      1,820,000
        1994 Class 8-G, PO, 11/25/23                      1,730,627      1,254,705
        1994 Class 19-C, 5.000%, 1/25/24                  2,082,214      1,924,984
        1994 Class 26-G, PO, 2/25/24                      2,199,391      1,407,610
        1994 Class 30-LA, 6.500%, 2/25/09                 2,123,344      2,097,416
        1994 Class 36-SE, IF, 11/25/23                    1,198,454        958,764
        1994 Class 36-SG, IO, IF, 8/25/23                 3,480,275        181,601
        1994 Class 39-F, AR, 3/25/24                      1,019,837      1,012,820
        1994 Class 39-S, IF, 3/25/24                        392,245        348,361
        1994 Class 53-CA, PO, 11/25/23                    3,352,442      2,321,566
        1994 Class 59-PK, 6.000%, 3/25/24                 2,826,135      2,747,424
        1994 Class 82-SA, IO, IF, 5/25/23                20,541,515        551,951
        1995 Class 13-B, 6.500%, 3/25/09                  2,497,397      2,441,980
        1995 Class X-G1C C, 1/25/25                       1,000,000      1,096,116
        1992-G Class 27-SQ, HB, IF, 5/25/22                   3,907        563,973
        1992-G Class 42-Z, 7.000%, 7/25/22                  630,973        621,441
        1993-G Class 8-PG, 6.500%, 7/25/18                1,000,000        997,249
        1993-G Class 13-G, 6.000%, 6/25/20                1,000,000        981,369
        1993-G Class 19-K, 6.500%, 6/25/19                1,613,728      1,585,647
        1993-G Class 27-SE, IF, 8/25/23                   1,535,674        986,671
        1994-G Class 13-ZB, 7.000%, 11/17/24              2,359,038      2,258,069
    Federal National Mortgage Assn. Pass Thru Pool:
      #111366, AR, 8/01/19                                  517,219        534,649
      #116612, AR, 3/01/19                                1,643,700      1,700,782
      #160330, 6.345%, 3/1/99                             2,391,210      2,433,057
      #303306, 12.500%, 1/1/16                            1,440,515      1,660,552
    Government National Mortgage Assn. Pass Thru
     Pool:
      #297628, 8.000%, 9/15/22                            2,285,609      2,387,705
      #313110, 7.500%, 11/15/22                           1,922,535      1,981,613
                                                                      ------------
  (Cost $149,905,032)                                                  154,886,744
                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           343,745,663
                                                                      ------------
  (Cost $335,485,157)

CORPORATE BONDS AND NOTES -- 9.24%
  Finance -- 8.45%
    American Express Co., 11.625%, 12/12/00               1,250,000      1,395,313
    American Express Credit Corp., 8.500%, 6/15/99          300,000        325,020
    Associates Corp. of North America:
      9.125%, 4/1/00                                      1,675,000      1,890,521
      8.150%, 8/1/09                                      3,625,000      4,132,427
    Bear Stearns Secured Investments, Inc. CMO,
      Series 88-7B, 9.250%, 12/1/18                         576,823        574,723
    Case Equipment Loan Trust Asset Backed Ctf.
      1994 Series A, Class A2, 4.650%, 8/15/99            1,398,171      1,389,794
      1994 Series C, Class A2, 8.100%, 6/15/01            2,000,000      2,089,818
    Chase Manhattan Grantor Trust Automobile Loan
      Pass Thru Ctfs. Series 1995-B, Class A,
      5.900%, 11/15/01                                    1,450,355      1,459,665
    Collaterized Mortgage Obligation Trust CMO:
      Series 10, Class Z, 8.950%, 12/1/16                 4,950,742      5,033,167
      Series 12, Class D, 9.500%, 2/1/17                    444,966        476,759
      Series 16 Class Q, 14.750%, 3/20/18                   277,484        294,133
    Collaterized Mortgage Securities Corp. CMO:
      Series 88-2 Class B, 8.800%, 4/20/19                  585,723        617,454


                                      FS-414

    General Motors Acceptance Corp. Medium Term Note,
      7.550%, 1/14/97                                     4,735,000      4,829,937
    Goldman Sachs Trust 7-C CMO, Series 7, Class C-2,
      9.100%, 4/27/17                                        16,195         16,184
    Merrill Lynch Trust 43-E CMO, Series 43, Class E,
      6.500%, 8/27/15                                     1,500,000      1,492,483
    Morgan Stanley Mortgage Trust, CMO:
      Series 35-2, HB, IF, 4/20/21                            3,999        579,806
      Series 37-2, HB, IF, 7/20/21                            4,065        528,466
      Series 39-3, PO, 12/20/21                             777,102        634,550
    Rural Housing Trust 1987-1, Senior Mortgage
      Pass-Thru Ctf.,
      Sub Class 3-B, 7.330%, 4/1/26                         536,660        548,364
    Standard Credit Card Master Trust Asset Backed
     Ctf.
      Series 1995-5, Class A, IF, 5/8/00                    200,000        200,062
      Series 1995-10, Class A, 5.900%, 2/7/01             2,520,000      2,547,339
    Toyota Auto Receivable Grantor Trust Asset Backed
     Ctf.
      Series 1995-A, Class A, 5.850%, 3/15/01             1,311,436      1,317,887
    World Omni Automobile Lse Sec Trust Asset Backed
     Ctf.
      Series 1995-A, Class A, 6.050%, 11/25/01            1,500,000      1,513,619
                                                                      ------------
  (Cost $33,041,515)                                                    33,887,491
                                                                      ------------
  Industrial -- 0.79%
    Boeing Co., 8.375%, 3/1/96                            3,020,000      3,034,257
    Dominos Pizza Funding Corp., Series A, Adjustable
      Rate, 4/1/96                                          145,000        146,492
                                                                      ------------
  (Cost $3,183,157)                                                      3,180,749
                                                                      ------------
TOTAL CORPORATE BONDS AND NOTES                                         37,068,240
                                                                      ------------
  (Cost $36,224,672)

FOREIGN -- 1.73%
  African Development Bank Note, 9.300%, 7/1/00             983,000      1,116,059
  Metropolis of Tokyo, 8.700%, 10/5/99                    1,500,000      1,655,746
  National Australia Bank Ltd., 9.700%, 10/15/98            400,000        439,568
  Province of Ontario Eurobond, 7.000%, 1/27/99           3,600,000      3,735,000
                                                                      ------------
  (Cost $6,758,488)                                                      6,946,373
                                                                      ------------
TOTAL INVESTMENTS                                                     $401,008,361
                                                                      ============
  (Cost $391,716,402)


                               THE WOODWARD FUNDS
                             INTERMEDIATE BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

(a) The Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $1,408,358. The book cost of certain IO and HB securities includes a write down in the amount of $2,639,653 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in Note 4 in Notes to Financial Statements.

                               THE WOODWARD FUNDS
                                SHORT BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 0.16%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05, and U.S. Treasury Notes,
    5.500%, 11/15/98, all held at Chemical Bank)         $  262,082   $    262,082
                                                                      ------------
  (Cost $262,082)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 87.11%
  U.S. Treasury Securities -- 71.75%
    Strips from U.S. Treasury Note Principal due:
        5/15/96                                             380,000        372,997
        8/15/98                                             500,000        436,475
    U.S. Treasury Notes:
        5.875%, 5/31/96                                   1,430,000      1,433,575
        7.625%, 5/31/96                                   3,200,000      3,229,984
        7.875%, 7/15/96                                   1,500,000      1,520,160
        6.125%, 7/31/96                                   4,000,000      4,019,360
        8.000%, 10/15/96                                  1,000,000      1,020,620
        7.500%, 1/31/97                                   1,945,000      1,990,883
        6.625%, 3/31/97                                     500,000        508,280
        8.500%, 4/15/97                                   2,750,000      2,860,440
        6.500%, 5/15/97                                  10,500,000     10,675,560
        8.500%, 5/15/97                                     500,000        521,405
        6.750%, 5/31/97                                     600,000        612,372
        6.125%, 5/31/97                                  25,490,000     25,816,552
        8.500%, 7/15/97                                     250,000        262,070
        8.750%, 10/15/97                                    490,000        519,322
        8.875%, 11/15/97                                  4,000,000      4,257,480
        5.750%, 10/31/97                                    250,000        252,422
        7.875%, 1/15/98                                  11,265,000     11,837,037
        5.625%, 1/31/98                                   1,450,000      1,462,006
        7.875%, 4/15/98                                   3,200,000      3,379,008
        5.125%, 4/30/98                                   1,000,000        997,970
        9.000%, 5/15/98                                   4,500,000      4,874,062
        5.375%, 5/31/98                                   1,100,000      1,103,608
        5.125%, 6/30/98                                   4,500,000      4,490,865
        5.250%, 7/31/98                                   3,000,000      3,000,930
        5.125%, 11/30/98                                  5,000,000      4,983,600
        5.125%, 12/31/98                                    500,000        498,280
        5.875%, 3/31/99                                   1,000,000      1,017,810
        7.000%, 4/15/99                                   1,000,000      1,051,250
        6.500%, 4/30/99                                   3,000,000      3,109,680
        6.750%, 5/31/99                                   2,200,000      2,298,309
        6.750%, 6/30/99                                     990,000      1,035,164
        6.375%, 7/15/99                                   1,700,000      1,761,353
        6.875%, 8/31/99                                   1,000,000      1,050,940
        7.125%, 9/30/99                                   1,000,000      1,060,000
        7.500%, 10/31/99                                  1,500,000      1,610,385
        7.750%, 11/30/99                                  2,250,000      2,438,078
        7.750%, 12/31/99                                  1,000,000      1,085,936
        7.750%, 1/31/00                                   1,300,000      1,412,937
                                                                      ------------
  (Cost $114,151,228)                                                  115,869,165
                                                                      ------------
  Agency Obligations -- 15.36%
    Federal Home Loan Bank Consolidated Bond:
        4.265%, 3/12/96                                     500,000        499,050
        4.410%, 7/8/96                                      665,000        661,350
        4.410%, 8/26/96                                   1,000,000        994,950
        4.750%, 1/13/97                                   1,500,000      1,492,600
        4.920%, 2/24/97                                   1,000,000        996,180
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 2 Class Z, 9.300%, 3/15/19                 1,418,594      1,515,951
        Series 10 Class D, 10.000%, 7/15/18                 285,434        292,946
        Series 11 Class C, 9.500%, 4/15/19                  266,023        277,662
        Series 81 Class A, 8.125%, 11/15/20                 450,236        461,492
        Series 85 Class C, 8.600%, 1/15/21                1,000,000      1,056,045
        Series 99 Class Z, 9.500%, 1/15/21                1,090,858      1,173,773
        Series 192 Class H, 9.000%, 7/15/21                 521,411        535,744

                                      FS-417

        Series 1045 Class G, HB, 1066.2085%, 2/15/21          2,536         67,572
        Series 1096 Class D, 7.000%, 6/15/20              1,344,241      1,350,867
        Series 1238 Class E, 6.500%, 2/15/04                329,352        329,282
        Series 1477 Class F, 6.650%, 5/15/18                300,000        305,973
        Series 1559 Class VF, 6.250%, 2/15/20               500,000        502,214
        Series 1578 Class C, 5.500%, 11/15/12             1,000,000        998,689
        Series 1603 Class F, 5.750%, 4/15/21                500,000        489,739
        Series 1623 Class PC, 5.000%, 11/15/07              300,000        297,525
    Federal National Mortgage Assn. Medium Term Note,
      4.920%, 9/28/98                                       220,000        215,181
    Federal National Mortgage Assn. Mortgage Backed
     Securities
      Stripped Trust 268, Class 2, IO, 9.000%,
       12/25/21                                             282,888         69,485
    Federal National Mortgage Assn. Pass Thru
Securities:
      Pool #070226, AR, 1/1/19                              362,325        362,778
      Pool #111366, AR, 8/1/19                              417,754        431,832
      Pool #116612, AR, 3/1/19                              918,538        950,437
    Federal National Mortgage Assn. Pass Thru
      Securities
      Gtd. Remic Trust:
        1988 Class 7-Z, 9.250%, 4/25/18                     895,532        955,137
        1988 Class 15-A, 9.000%, 6/25/18                    188,049        198,405
        1988 Class 16-B, 9.500%, 6/25/18                  1,124,388      1,212,273
        1988 Class 17-B, 9.400%, 10/25/17                    64,034         66,065
        1988 Class 19-H, 9.500%, 7/25/17                    267,638        269,709
        1989 Class 27-D, 10.000%, 1/25/16                   206,859        213,186
        1989 Class 31-D, 9.150%, 8/25/18                    358,340        367,269
        1989 Class 73-C, PO, 10/25/19                       212,157        165,748
        1990 Class 77-C, 9.000%, 7/25/19                    387,757        404,463
        1990 Class 94-C, 8.000%, 1/25/19                    183,675        186,015
        1991 Class 16-G, 8.000%, 3/25/04                  1,050,000      1,066,830
        1991 Class 41-O, 9.000%, 8/25/06                    375,000        392,591
        1992 Class 13-S, HB, IF, 1/25/99                      4,479         33,146
        1992 Class 137-BA, 3.500%, 1/25/17                  328,238        316,139
        1993 Class 35-C, 5.500%, 10/25/01                   200,000        199,310
        1993 Class 85-PD, 5.500%, 7/25/03                   300,000        299,181
        1993 Class 107-D, 6.500%, 12/25/06                  400,000        409,600
        1994-G Class 7-PB, 6.000%, 4/17/08                1,000,000      1,002,659
        1994-G Class 8-B, 6.650%, 8/17/07                   700,000        707,000
                                                                      ------------
  (Cost $24,493,755)                                                    24,794,043
                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           140,663,208
                                                                      ------------
  (Cost $138,644,983)

CORPORATE BONDS AND NOTES -- 12.73%
  Finance -- 10.62%
    American Southwest Financial Corp. CMO, Series
     67-D,
      9.450%, 3/1/15                                        464,754        467,208
    Associates Corp. of North America:
      8.800%, 3/1/96                                        405,000        407,048
      9.700%, 5/1/97                                        765,000        805,392
      6.800%, 12/15/97                                      800,000        819,067
      8.500%, 1/10/00                                       500,000        547,895
      7.550%, 8/23/01                                       250,000        268,825
    Associates Corp. of North America Medium Term
     Note
      Tranche #SR 00455, 7.480%, 7/27/02                    300,000        322,988
    Bear Stearns Secured Investments, Inc. CMO,
      Series 88-7B, 9.250%, 12/1/18                         288,412        287,361
    Beneficial Finance Corp. Medium Term Note:
      Tranche #00107, 9.250%, 10/15/96                    1,150,000      1,182,456
      Tranche #00490, 7.200%, 2/21/97                       400,000        407,515
      Tranche #00659, 7.340%, 11/26/99                      200,000        210,421
    CFC-7 Grantor Trust Asset Backed Ctf., 8.650%,
      10/15/96                                              262,064        262,983
    Chemical Bank Grantor Trust 1989-B Participation
      Marine Contracts, Class 1, 8.900%, 12/15/96           212,785        218,927
    Citicorp Mortgage Securities, Inc. Remic Pass
      Thru Ctf.,
      Series 89-16, Class A-1, AR, 4/1/19                   336,678        336,678
    Collaterized Mortgage Obligation Trust CMO:
      Series 12, Class D, 9.500%, 2/1/17                    222,483        238,379
    Collaterized Mortgage Securities Corp. CMO:
      Series 88-16, Class B, 9.100%, 2/27/18                 44,941         44,948
    Ford Credit Grantor Trust Asset Backed Ctf.
      Series 1994-B, Class A, 7.300%, 10/15/99              242,975        248,028


                                      FS-418

    Ford Motor Credit Co.:
      8.625%, 4/15/96                                       475,000        479,028
      9.500%, 4/15/00                                       590,000        669,731
    Ford Motor Credit Co. Euro Dollar Debenture,
      9.625%, 2/27/96                                       500,000        502,735
    Ford Motor Credit Co. Medium Term Note:
      9.750%, 5/6/96                                      1,005,000      1,019,900
      9.000%, 7/26/96                                       500,000        509,726
      Tranche #TR 00493, 6.450%, 7/21/97                    300,000        304,111
      Tranche #00281, 7.470%, 7/29/99                     1,000,000      1,054,275
      Tranche #00442, 7.590%, 4/6/00                        300,000        319,328
    General Electric Capital Corp., 8.750%, 11/26/96        500,000        514,477
    General Electric Capital Corp. Medium Term Note
      Tranche #TR 00624, 7.665%, 2/3/97                     500,000        512,393
    General Motors Acceptance Corp. Medium Term Note
      Tranche #00162, 7.750%, 2/20/97                       250,000        255,992
    Goldman Sachs CMO:
      Trust 4, Series C-3, 9.450%, 10/27/03                 269,782        271,120
      Trust 7, Class 2-C, 9.100%, 4/27/17                     7,393          7,388
    Lomas Mortgage Funding Corp. II, CMO, Series
     88-1A,
      9.000%, 9/20/15                                        62,912         63,463
    MBNA Master Credit Card Trust Asset Backed Ctf.:
      Trust 91-1, Series 1991-1A, 7.750%, 10/15/98        1,000,000      1,017,229
      Trust 92-1, Series 1992-1A, 7.250%, 6/15/99           750,000        768,682
    Morgan Stanley Mortgage Trust, CMO, Series 38-4,
      PO, 11/20/21                                           71,667         56,258
    Ryland Acceptance Corp. Four, CMO, Series 78,
      Class 78-B, 9.550%, 3/1/16                            653,661        675,166
    Shearson Lehman, Inc. CMO, Mortgage Backed
      Sequential Pay Bond, Series U, Sequence U-1,
      8.750%, 8/27/17                                        30,833         31,141
    Western Financial Grantor Trust Auto Receivable P/T Ctf:
      1993-4, Class A1, 4.600%, 4/1/99                      614,418        609,109
      1994-3, Class A, 6.650%, 12/1/99                      423,509        430,607
                                                                      ------------
  (Cost $18,335,649)                                                    18,581,444
                                                                      ------------

  Industrial -- 2.11%
    Coca-Cola Co., 7.750%, 2/15/96                          290,000        290,799
    Ford Holdings Inc.:
      9.250%, 3/1/00                                        468,000        525,722
      9.250%, 7/15/97                                       861,000        907,744
    General Electric Co., 7.875%, 5/1/96                    488,000        491,940
        Pepsico, Inc.:
      7.875%, 8/15/96                                      445,000         451,858
      7.000%, 11/15/96                                     182,000         184,628
    Waste Management Inc., 7.875%, 8/15/96                 550,000         558,133
                                                                      ------------
  (Cost $1,957,205)                                                      1,977,358
                                                                      ------------
TOTAL CORPORATE BONDS AND NOTES                                         20,558,802
                                                                      ------------
  (Cost $20,292,854)
TOTAL INVESTMENTS                                                     $161,484,092
                                                                      ============
  (Cost $159,199,919)


                              THE WOODWARD FUNDS
                                SHORT BOND FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

    The Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                               THE WOODWARD FUNDS
                          WOODWARD MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
MUNICIPAL BONDS -- 99.94%
  Alaska -- 3.33%
  Fairbanks North Star Borough Series S (MBIA
    Insured), 5.45%, 3/1/06                             $2,500,000     $ 2,602,825
  Arizona -- 2.19%
  Phoenix General Obligation Refunding Series A,
    5.00%, 7/1/03                                        1,000,000       1,036,700
  Salt River Project Agricultural Improvement Power
    District Revenue, Electric System Series D,
    6.00%, 1/1/08                                          625,000         680,319
                                                                       -----------
                                                                         1,717,019
                                                                       -----------
  California -- 1.34%
  Los Angeles Waste Water System Revenue Series D
    (MBIA Insured) 6.25%, 12/1/15                        1,000,000       1,052,030
                                                                       -----------
  Florida -- 5.17%
  Florida State Board of Education Capital Outlay
    Public Education Series C, 5.10%, 6/1/09             1,650,000       1,656,765
  Florida State Pollution Control Series Y, 6.40%,
    7/1/08                                               1,400,000       1,527,624
  Gainesville Utilities System Revenue Series B,
    5.50%, 10/1/13                                         850,000         860,804
                                                                       -----------
                                                                         4,045,193
                                                                       -----------
  Georgia -- 0.86%
  Georgia State Housing and Finance Authorit Revenue
    Series B, 6.10%, 12/1/12                               650,000         669,922
  Illinois -- 14.15%
  Chicago Metropolitan Water Capital Improvement,
    5.50%, 12/1/12                                       1,000,000       1,046,100
  Chicago School Finance Authority (FGIC Insured)
    Series A, 5.20%, 6/1/06                              1,000,000       1,020,120
  DuPage Co. Forest Preservation District, 6.00%,
    11/1/03                                              1,750,000       1,910,790
  Evanston General Obligation Unlimited Tax, 6.10%,
    12/1/09                                              1,000,000       1,082,480
  Illinois Dedicated Tax Revenue (AMBAC Insured)
    Civic Center, 6.25%, 12/15/11                          250,000         280,255
  Illinois Health Facilities Authority Revenue
    Northwestern Memorial Hospital Series A, 5.60%,
    8/15/06                                              1,000,000       1,056,800
  Illinois Housing Development, Series A, 5.95%,
    7/1/21                                               2,000,000       2,013,240
  Illinois State Toll Highway Authority Revenue,
    Series A, Variable Rate, 1/1/10                      2,666,000       2,666,000
                                                                       -----------
                                                                        11,075,785
                                                                       -----------
  Indiana -- 9.53%
  Ball State University Revenue (FGIC Insured)
    Student Fee Series G, 6.125%, 7/1/09                   400,000         427,724
  Fort Wayne Sewer Works Improvement Revenue Indiana
    (FGIC Insured), 5.75%, 8/1/10                        1,100,000       1,131,482
  Indiana State Vocational Technology Revenue Series
    D, 5.90%, 7/1/06                                     1,000,000       1,077,090
  Indiana Transportation Finance Authority, Series A
    6.25%, 11/1/16                                       1,500,000       1,551,255
  North Adams Community Schools Participation Ctfs.,
    5.75%, 7/15/12                                       1,000,000       1,031,960
  Perry Township Multi School Corporation Revenue,
    5.20%, 1/15/11                                       1,200,000       1,176,672
  St. Joseph Co. Hospital Authority Facilities
    Revenue (MBIA Insured), Memorial Hospital South
    Bend Project, 6.25%, 8/15/12                         1,000,000       1,064,990
                                                                       -----------
                                                                         7,461,173
                                                                       -----------


                                      FS-420

  Kentucky -- 1.60%
  Kentucky State Turnpike Authority Economic
    Development Revenue (AMBAC Insured) Refunding,
    5.50%, 7/1/06                                        1,175,000       1,250,223
                                                                       -----------
  Maryland -- 1.31%
  Maryland State Community Development Administration
    Dept. Housing & Community Development, First
    Series, 5.80%, 4/1/07                                1,000,000       1,026,520
                                                                       -----------

  Massachusetts -- 3.68%
  Massachusetts General Obligation Series A, 5.25%,
    2/1/08                                                 500,000         503,930
  Massachusetts State Finance Agency, Series F 6.00%,
    1/1/15                                               2,265,000       2,377,781
                                                                       -----------
                                                                         2,881,711
                                                                       -----------
  Michigan -- 8.66%
  Grand Rapids Water Supply System Revenue (FGIC
    Insured), 6.30%, 1/1/04                                250,000         272,323
  Michigan State Building Authority Revenue Series I,
    6.40%, 10/1/04                                          600,000        659,724
  Michigan State Housing Development Authority
    Revenue Series C, 6.375%, 12/1/11                     1,450,000      1,514,293
  Michigan State Trunk Line Revenue Series B-2,
    5.75%, 10/1/12                                          500,000        510,315
  Rochester Community School District School Building
    & Site Unlimited Tax, 6.50%, 5/1/06                     250,000        278,455
  Royal Oak Hospital Finance Authority Revenue,
    William Beaumont Hospital:
      Series C, 7.20%, 1/1/05                               250,000        276,582
      Series G, 5.60%, 11/15/11                             850,000        860,225
  Saranac Community School District, 6.00%, 5/1/13          250,000        263,870
  Wyandotte Electric Revenue, 6.25%, 10/1/17              2,000,000      2,140,200
                                                                       -----------
                                                                         6,775,987
                                                                       -----------
  Missouri -- 2.48%
  Kansas City School District Building Revenue
    Elementary School Project Series D, 5.10%, 2/1/07     1,905,000      1,937,995
                                                                       -----------
  Nevada -- 1.54%
  Nevada General Obligation Series B Prison Board
    Limited Tax, 6.30%, 4/1/05                            1,100,000      1,201,310
                                                                       -----------
  Gloucester Co. Improvement Authority Gtd. Revenue,
    Solid Waste Landfill Project Series AA, 6.20%,
    9/1/07                                                  400,000        428,084
  Monmouth Co. General Obligation Utility Unlimited
    Tax, 7.00%, 8/1/08                                      250,000        282,723
                                                                       -----------
                                                                           710,807
                                                                       -----------
  New York -- 2.27%
  New York State Thruway Authority Highway Revenue
    Series B, 5.125%, 4/1/15                              1,500,000      1,482,705
  Tri-Borough Bridge & Tunnel Authority Revenue
    General Purpose Series X, 6.625%, 1/1/12                250,000        290,767
                                                                       -----------
                                                                         1,773,472
                                                                       -----------
  North Carolina -- 5.37%
  Charlotte North Carolina General Obligation
    Series A, 5.50%, 7/1/07                               1,000,000      1,057,440
  Mecklenberg County General Obligation Unlimited
    Tax, 5.50%, 4/1/12                                    2,000,000      2,096,180
  North Carolina Municipal Power Agency Catawba
    Electric Revenue, 6.00%, 1/1/05                       1,000,000      1,049,610
                                                                       -----------
                                                                         4,203,230
                                                                       -----------
  Ohio -- 6.66%
  Franklin Co. Hospital Revenue, Children's Hospital
    Series A, 6.50%, 5/1/07                                 950,000      1,035,329
  Ohio State Building Authority Revenue, State
    Facilities Adult Correctional Building Fund
    Series A, 6.125%, 10/1/09                               250,000        269,080
  Ohio State Water Development Authority Revenue
    (MBIA Insured), 5.75%, 12/1/05                        1,000,000      1,072,750


                                      FS-421

  Ohio General Obligation State of Public & Sewer
    Imports Unlimited Tax, 6.00%, 8/1/07                  1,000,000      1,103,350
  Ohio Housing Financial Agency Mortgage Revenue
    Residential GNMA Series A-1, 6.20%, 9/1/14            1,670,000      1,732,542
                                                                       -----------
                                                                         5,213,051
                                                                       -----------
  South Dakota -- 3.09%
  South Dakota Housing Development Authority Revenue
    Series C, 6.25%, 5/1/15                               1,000,000      1,024,390
  South Dakota State Building Authority Lease Revenue
    (AMBAC Insured), 6.625%, 9/1/12                       1,200,000      1,390,464
                                                                       -----------
                                                                         2,414,854
                                                                       -----------
  Tennessee -- 1.31%
  Metropolitan Government Nashville/Davis County
    Revenue, 7.00%, 1/1/14                                1,000,000      1,022,250
                                                                       -----------
  Texas -- 6.68%
  Austin Utilities System Revenue (AMBAC Insured),
    6.50%, 5/15/11                                          250,000        273,917
  El Paso General Obligation Unlimited Tax, 5.00%,
    8/15/09                                                 500,000        498,505
  Harris Co. Flood Control District Refunding General
    Obligation, 6.25%, 10/1/05                              250,000        269,060
  Houston General Obligation Series C, 6.00%, 3/1/05        400,000        427,328
  Round Rock General Obligation (AMBAC Insured)
    Unlimited Tax, 5.30%, 8/15/05                           500,000        515,450
  San Antonio Water Revenue (MBIA Insured), 6.50%,
    5/15/10                                                 250,000        275,483
  Tarrant Co. Water Control & Improvement District #1
    Revenue Series A, 6.10%, 3/1/05                         400,000        423,912
  Texas General Obligation, 7.70%, 8/1/06                 1,305,000      1,444,257
  Texas General Obligation Refunding Series A
    Unlimited Tax 6.00%, 10/1/05                          1,000,000      1,102,350
                                                                       -----------
                                                                         5,230,262
                                                                       -----------
  Virginia -- 9.29%
  Norfolk Virginia General Obligation 7.00%, 10/1/07      1,500,000      1,643,494
  Virginia State Housing Development Authority
    Revenue, 5.60%, 11/1/10                               1,500,000      1,496,880
  Virginia State Housing Development Commonwealth
    Series H, 6.20%, 1/1/08                               1,000,000      1,035,660
  Virginia State Public School Authority Revenue
    Series A, 6.25%, 1/1/11                                 500,000        524,575
  Virginia State Transportation Board Contract
    Revenue #58 Corridor, 6.00%, 5/15/19                  2,500,000      2,567,650
                                                                       -----------
                                                                         7,268,259
                                                                       -----------
  Washington -- 3.17%
  Kent General Obligation (AMBAC Insured) Unlimited
    Tax, 5.40%, 12/1/06                                   1,300,000      1,360,021
  King Co. General Obligation Series A, 7.00%,
    12/1/07                                                 550,000        617,034
  Seattle General Obligation, 4.90%, 12/1/05                500,000        506,420
                                                                       -----------
                                                                         2,483,475
                                                                       -----------
  Wisconsin -- 5.35%
  Wisconsin Housing and Economic Development
    Authority Revenue Series A, 6.15%, 9/1/17             1,500,000      1,525,305
  Wisconsin Public Power System Revenue (AMBAC
    Insured), Power Supply System Series A:
    5.20%, 7/1/06                                           400,000        410,560
    5.30%, 7/1/08                                           700,000        710,969
  Wisconsin State Health & Educational Facilities
    Authority Revenue, Lutheran Hospital Benevolent
    Development Fund Series A, 5.60%, 2/15/09               450,000        462,920
  Wisconsin State Transportation Revenue Series B,
    5.75%, 7/1/12                                         1,000,000      1,077,410
                                                                       -----------
                                                                         4,187,164
                                                                       -----------


                                      FS-422

TOTAL MUNICIPAL BONDS                                                   78,204,517
                                                                       -----------
  (Cost $75,702,670)

TEMPORARY CASH INVESTMENT -- 0.06%
  Woodward Tax Exempt Money Market Fund                      48,195         48,195
                                                                       -----------
  (Cost $48,195)
TOTAL INVESTMENTS                                                      $78,252,712
                                                                       ===========
  (Cost $75,750,865)


                               THE WOODWARD FUNDS
                     WOODWARD MICHIGAN MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
MUNICIPAL BONDS -- 98.62%
  Michigan -- 98.62%
    Allegan Public School District General Obligation
      (AMBAC Insured), Unlimited Tax, 5.75%, 5/1/12     $  200,000    $   208,860
    Ann Arbor General Obligation Resource Recovery
      Improvements, Series A, 6.375%, 9/1/10               525,000        560,726
    Dearborn Economic Division Oakwood Obligation
      Group Series, 5.60%, 11/15/08                      1,690,000      1,759,882
    Detroit Sewer Disposal Revenue (FGIC Insured):
      6.00%, 7/1/00                                      1,225,000      1,312,575
      Series A, Sewer Improvement, 5.30%, 7/1/06           455,000        470,443
    East China Township School District School
      Building & Site, Unlimited Tax, 6.00%, 5/1/03        400,000        431,500
    Eastern Michigan University General Obligation
      Revenue (AMBAC Insured), 5.125%, 6/1/11              500,000        495,250
    Eastern Michigan University General Sinking Fund,
      6.375%, 6/1/14                                     1,000,000      1,070,030
    Fenton Area Public Schools, 7.00%, 5/1/04              250,000        275,880
    Ferndale School District, 5.50%, 5/1/11              1,000,000      1,022,880
    Grand Haven Electric Revenue, 5.25%, 7/1/13          1,315,000      1,317,919
    Grand Traverse Co. Hospital Finance Authority
      Revenue (AMBAC Insured), Munson Healthcare
      Series A, 5.90%, 7/1/04                            1,000,000      1,078,450
    Hartland Consolidated School District General
      Obligation (AMBAC Insured), Unlimited Tax,
      6.00%, 5/1/11                                        650,000        695,895
    Holland Electric Revenue:
      5.00%, 7/1/09                                        625,000        620,756
    Kent Co. Building Authority Limited Tax, 6.45%,
      12/1/02                                              620,000        671,981
    Lansing Building Authority (AMBAC Insured),
      6.00%, 6/1/05                                      1,000,000      1,101,210
    Livingston Co. General Obligation Bldg. Authority
      Limited Tax, 5.80%, 7/1/08                         1,330,000      1,408,975
    Marysville Public School District, 5.60%, 5/1/09       620,000        644,626
    Michigan General Obligation Environmental
      Protection Program:
        6.25%, 11/1/08                                     450,000        507,928
    Michigan Municipal Bond Authority Revenue:
      Equipment & Real Property Financing Program G,
        5.70%, 5/1/05                                      365,000        381,732
      Local Government Loan Program Series A, 5.70%,
        8/1/07                                           1,145,000      1,200,361
    Michigan State Building Authority Revenue
      Series I:
      6.40%, 10/1/04                                       400,000        439,816
      (AMBAC Insured), 5.00%, 10/1/06                      950,000        960,897
    Michigan State Comprehensive Transportation
      Revenue Series B, 5.75%, 5/15/11                   2,140,000      2,187,915
    Michigan State Hospital Finance Authority
     Revenue:
      Detroit Medical Center -- B (AMBAC Insured),
        5.00%, 8/15/06                                   1,000,000      1,004,040
      Henry Ford Hospital, 6.00%, 9/1/11                 1,250,000      1,315,425
      Henry Ford Hospital, 5.75%, 9/1/17                   750,000        758,092
      Mercy Mt. Clemens, 6.25%, 5/15/11                    500,000        525,855
      Sisters of Mercy (MBIA Insured):
        Series P, 5.00%, 8/15/06                           460,000        458,845
        Series H, 7.50%, 8/15/07                           250,000        270,133
    Michigan State Housing Development Authority
      Revenue:
      Rental, Series A, 6.20%, 4/1/03                    1,000,000      1,055,990
      Single Family Mortgage Series B, 6.30%, 4/1/03     1,000,000      1,002,180
      Series C, 6.375%, 12/1/11                            750,000        783,255
    Michigan State University Revenue Series A:
      6.125%, 8/15/07                                      500,000        533,515
      6.25%, 8/15/15                                     2,000,000      2,112,140
    Newaygo Public Schools General Obligation
      Unlimited Tax, 6.00%, 5/1/12                         300,000        318,339
    Norway Vulcan Area Schools, 5.75%, 5/1/13              250,000        257,998


                                      FS-424

    Novi Community Schools, 6.125%, 5/1/13                 750,000        807,645
    Novi General Obligation Series A & B Recreational
      Facilities & Public Improvements, 5.00%,
      10/1/11                                               725,000       706,433
    Oak Park School District (AMBAC Insured):
      6.00%, 6/1/09                                         250,000       266,470
    Oakland County General Obligation Segment I & II
      Evergreen Farmington Sewer Disposal System,
      6.80%, 11/1/03                                        750,000       814,965
    Oakland Community College Refunding & Improvement
      Limited Tax:
        5.15%, 5/1/09                                       910,000       898,707
        General Obligation, 5.20%, 5/1/10                   700,000       689,527
    Okemos Public School District, 6.30%, 5/1/06            655,000       725,393
    Ottawa Co. General Obligation Water Supply
      System, 6.00%, 8/1/08                               1,950,000     2,100,735
    Perry Public Schools General Obligation Unlimited
      Tax, 6.00%, 5/1/12                                    250,000       263,870
    Rockford Public Schools, 5.875%, 5/1/12                 500,000       522,905
    Royal Oak Hospital Finance Authority Revenue,
      William Beaumont Hospital -- G, 5.60%, 11/15/11     2,000,000     2,024,060
    Saranac Community School District, 6.00%, 5/1/13        250,000       263,870
    Traverse City Area Public School District,
      Series I, 5.70%, 5/1/12                             2,400,000     2,500,800
    Troy City School District, School Improvements,
      6.40%, 5/1/12                                         400,000       426,076
    University of Michigan Revenue Hospital Series A:
        5.75%, 12/1/12                                      850,000       859,409
        5.50%, 12/1/21                                      450,000       445,077
    University of Michigan Revenue Medical Service
      Plan, 6.20%, 12/1/03                                1,000,000     1,100,100
    University of Michigan Revenue Student Fee
      Series A, 5.25%, 4/1/15                             1,000,000       997,510
    Washtenaw Community College Unlimited Tax, 6.25%,
      4/1/07                                              1,000,000     1,048,770
    Wayne State University (AMBAC Insured):
      5.50%, 11/15/07                                     1,000,000     1,044,180
      5.65%, 11/15/15                                       800,000       813,904
    Wayne Westland Community Schools (FGIC Insured),
      Unlimited Tax, 5.75%, 5/1/11                          350,000       360,951
    Webberville Community School, 5.60%, 5/1/11             500,000       511,415
    Western University Revenue (FGIC Insured), 6.25%,
      11/15/12                                             250,000        270,172
    Wyoming Public School, 5.875%, 5/1/13                  350,000        367,010
                                                                      -----------
TOTAL MUNICIPAL BONDS                                                  52,052,248
                                                                      -----------
  (Cost $50,492,845)

TEMPORARY CASH INVESTMENT -- 1.38%
Woodward Michigan Tax-Exempt Money Market Fund             726,292        726,292
                                                                      -----------
  (Cost $726,292)
TOTAL INVESTMENTS                                                     $52,778,540
                                                                      ===========
  (Cost $51,219,137)


                               THE WOODWARD FUNDS
                                   BOND FUNDS
                         NOTES TO FINANCIAL STATEMENTS

(1)    Organization and Commencement of Operations

     The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995, Woodward consisted of seventeen separate series of which there were five Bond Funds, as described below. Woodward Bond Fund Woodward Intermediate Bond Fund Woodward Short Bond Fund Woodward Municipal Bond Fund Woodward Michigan Municipal Fund

     The Bond and Intermediate Bond Funds commenced operations on June 1, 1991. The Municipal Bond and Michigan Municipal Bond Funds commenced operations February 1, 1993. The Short Bond Fund commenced operations on September 17, 1994.

(2)    Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Bond Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

     The Bond Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD) in accordance with procedures approved by the Board of Trustees.

      Investment security purchases and sales are accounted for on the day after trade date.

     Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD or its third party custodian to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

     Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code. Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method. As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life.

   Federal Income Taxes

     It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

     Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions for all Funds and write downs for book purposes on the Bond and Intermediate Bond funds (See notes to Portfolio of Investments). Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year the income or realized gains were recorded by the Fund.

     As of December 31, 1995, the Bond Funds had capital loss carryforwards and related expiration dates as follows:

Fund                          2002         2003         Total
----                          ----         ----         -----
Bond                      $19,955,806   $1,041,792   $20,997,598
Intermediate Bond           3,916,956    2,190,497     6,107,453
Municipal Bond                 96,878      333,098       429,976
Michigan Municipal Bond        29,400           --        29,400

   Shareholder Dividends

     Dividends from net investment income are declared and paid monthly by the Bond Funds. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

   Deferred Organization Costs

     Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   When Issued/To Be Announced (TBA) Securities.

     The Bond Funds may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Funds to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Funds generally purchase these securities with the intention of acquisition, such securities may be sold before the settlement date.

   Expenses

     Expenses are charged daily as a percentage of the Fund's assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)    Transactions with Affiliates

     First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the Bond Funds's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

     NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

     A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Funds' shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

     NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the year ended December 31, 1995, NBD reimbursed the Short Bond, Municipal Bond, and Michigan Municipal Bond Funds for certain expenses in the amount of $65,761, $88,071, and $119,481 respectively.

     On March 10, 1994, Woodward adopted the Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

     See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)    Investment Securities Transactions

     Information with respect to investment securities and security transactions based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

                                                                                             MICHIGAN
                                              INTERMEDIATE       SHORT        MUNICIPAL      MUNICIPAL
                                 BOND FUND      BOND FUND      BOND FUND      BOND FUND      BOND FUND
                                 ---------    ------------     ---------      ---------      ---------
Gross Unrealized
  Gains                        $ 35,731,180   $ 13,566,717   $  2,333,204   $  2,346,519   $  1,652,718
Gross Unrealized
  Losses                        (11,032,156)    (7,073,022)       (49,031)      (155,328)       (93,315)
                               ------------   ------------   ------------   ------------   ------------
                               $ 24,699,024   $  6,493,695   $  2,284,173   $  2,501,847   $  1,559,403
                               ============   ============   ============   ============   ============
Federal Income Tax
  Cost                         $488,279,591   $394,514,666   $159,199,919   $ 75,750,865   $ 51,219,137
Purchases                      $191,486,673   $141,628,950   $129,641,103   $ 24,624,824   $ 16,596,409
Sales & Maturities, at value   $189,618,003   $176,498,989   $ 31,673,292   $ 13,656,636   $ 13,193,153

(5)    Expenses

      Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of each fund's average net assets.

                                                                                           MICHIGAN
                                                INTERMEDIATE      SHORT       MUNICIPAL    MUNICIPAL
Effective Date                     BOND FUND     BOND FUND      BOND FUND     BOND FUND    BOND FUND
--------------                     ---------    ------------    ---------     ---------    ---------
Expense Rates:
  January 1                             0.74%          0.73%        0.75%         0.77%         0.77%
  March 21                              0.74%          0.73%        0.75%         0.80%         0.80%
NBD Advisory Fee:
  January 1                             0.65%          0.65%        0.65%         0.65%         0.65%
Amounts Paid:
  Advisory Fee to NBD             $3,121,267     $2,650,418     $650,298      $444,288     $ 327,020
  Distribution Fees to FoM
    & Essex                       $   51,487     $   28,779     $  5,165      $ 13,331     $  19,211
  Other Fees & Out of Pocket
Expenses to NBD                   $  124,183     $   92,054     $ 36,588      $ 33,445     $  34,020
Expense reimbursement by NBD              --             --     $(65,761)     $(88,071)    $(119,481)

(6)    Portfolio Composition

      Although the Municipal Bond Fund has a diversified investment portfolio, the Fund has investments greater than 10% of its total investments in the state of Illinois. The Michigan Municipal Bond Fund does not have a diversified portfolio since all of its investments are within the state of Michigan. Such concentrations within particular states may subject the Funds more significantly to economic changes occuring within those states.

                               THE WOODWARD FUNDS
                                   BOND FUNDS
                              FINANCIAL HIGHLIGHTS

      The Financial Highlights present a per share analysis of how the Bond Funds' net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Bond Funds and other information for the periods presented.

                                                                             Bond Fund
                                          -------------------------------------------------------------------------------
                                           Year ended      Year ended        Year ended      Year ended     Period ended
                                          Dec. 31, 1995   Dec. 31, 1994     Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                          -------------   -------------     -------------   -------------   -------------
Net asset value, beginning of period      $       9.01    $       10.32     $      10.25    $      10.55    $      10.00
Income from investment operations:
  Net investment income                           0.63             0.61             0.76            0.83            0.51
  Net realized and unrealized gains
    (losses) on investments                       1.45            (1.31)            0.38           (0.17)           0.57
                                          ------------    -------------     ------------    ------------    ------------
Total from investment operations                  2.08            (0.70)            1.14            0.66            1.08
                                          ------------    -------------     ------------    ------------    ------------
Less distributions:
  From net investment income                     (0.64)           (0.59)           (0.76)          (0.83)          (0.51)
  From realized gains                             --              (0.02)           (0.31)          (0.13)          (0.02)
                                          ------------    -------------     ------------    ------------    ------------
Total distributions                              (0.64)           (0.61)           (1.07)          (0.96)          (0.53)
                                          ------------    -------------     ------------    ------------    ------------
Net asset value, end of period            $      10.45    $        9.01     $      10.32    $      10.25    $      10.55
                                          ============    =============     ============    ============    ============
Total Return (b)                                 23.75%           (6.99%)          11.39%           6.56%          18.45%(a)
Ratios/Supplemental Data
Net assets, end of period                 $517,565,579    $427,168,395      $501,196,278    $321,758,333    $237,673,316
Ratio of expenses to average net assets           0.74%           0.74%             0.73%           0.73%           0.75%(a)
Ratio of net investment income to
  average net assets                              6.39%           6.36%             7.20%           8.08%           8.44%(a)
Portfolio turnover rate                          41.91%          75.67%           111.52%          90.45%           8.19%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

See accompanying notes to financial statements.

                                                                               Intermediate Bond Fund
                                                   -----------------------------------------------------------------------------
                                                     Year ended      Year ended      Year ended      Year ended     Period ended
                                                   Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                                   -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of period               $       9.21    $      10.41    $      10.28    $      10.55    $     10.00
Income from investment operations:
  Net investment income                                    0.59            0.56            0.59            0.71           0.40
  Net realized and unrealized gains (losses)
    on investments                                         1.16           (1.20)           0.26           (0.10)          0.57
                                                   ------------    ------------    ------------    ------------   ------------
Total from investment operations                           1.75           (0.64)           0.85            0.61           0.97
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions:
  From net investment income                              (0.59)          (0.55)          (0.59)          (0.71)         (0.40)
  From realized gains                                        --           (0.01)          (0.13)          (0.17)         (0.02)
                                                   ------------    ------------    ------------    ------------   ------------
Total distributions                                       (0.59)          (0.56)          (0.72)          (0.88)         (0.42)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period                     $      10.37    $       9.21    $      10.41    $      10.28   $      10.55
                                                   ============    ============    ============    ============   ============
Total Return (b)                                          19.48%          (6.31%)          8.41%           6.00%         16.62%(a)
Ratios/Supplemental Data
Net assets, end of period                          $405,309,939    $393,019,168    $429,789,857    $220,432,255   $130,367,032
Ratio of expenses to average net assets                    0.73%           0.74%           0.74%           0.74%          0.75%(a)
Ratio of net investment income to average net
  assets                                                   5.98%           5.73%           5.44%           6.91%          6.59%(a)
Portfolio turnover rate                                   36.47%          54.60%          92.80%          56.30%          7.38%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                                        Short Bond Fund                     Municipal Bond Fund
                                             ------------------------------    ---------------------------------------------
                                               Year ended     Period ended      Year ended      Year ended      Period ended
                                              Dec. 31, 1995   Dec. 31, 1994    Dec. 31, 1995   Dec. 31, 1994    Dec. 31, 1993
                                              -------------   -------------    -------------   -------------    -------------
Net asset value, beginning of period         $       9.84    $     10.00       $      9.59     $     10.69      $     10.00
Income from investment operations:
  Net investment income                              0.58           0.17              0.48            0.50             0.45
  Net realized and unrealized gains
    (losses) on investments                          0.39          (0.16)             1.08           (1.11)            0.69
                                             ------------    ------------      -----------     -----------      -----------
Total from investment operations                     0.97           0.01              1.56           (0.61)            1.14
                                             ------------    ------------      -----------     -----------      -----------
Less distributions:
  From net investment income                        (0.58)         (0.17)            (0.47)          (0.49)           (0.44)
  From realized gains                               (0.00)            --                --              --            (0.01)
                                             ------------    ------------      -----------     -----------      -----------
Total distributions                                 (0.58)         (0.17)            (0.47)          (0.49)           (0.45)
                                             ------------    ------------      -----------     -----------      -----------
Net asset value, end of period               $      10.23    $      9.84       $     10.68     $      9.59      $     10.69
                                             ============    ===========       ===========     ===========      ===========
Total Return (b)                                    10.07%          0.21%(a)         16.54%          (5.72%)          12.69%(a)
Ratios/Supplemental Data
Net assets, end of period                    $163,336,855    $64,239,163       $76,963,564     $61,255,773      $54,703,974
Ratio of expenses to average net assets              0.75%          0.75%(a)          0.79%           0.53%            0.19%(a)
Ratio of net investment income to
  average net assets                                 5.74%          5.92%(a)          4.63%           4.94%            5.27%(a)
Ratio of expenses to average net assets
  without fee waivers/ reimbursed expenses           0.81%          0.93%(a)          0.93%           0.88%            1.12%(a)
Ratio of net investment income to average
  net assets without fee waivers/
  reimbursed expenses                                5.68%          5.74%(a)          4.49%           4.59%            4.34%(a)
Portfolio turnover rate                             30.94%         10.20%            20.46%          19.11%           11.12%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                                                Michigan Municipal Bond Fund
                                                        ---------------------------------------------
                                                         Year ended      Year ended     Period ended
                                                        Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
                                                        -------------   -------------   -------------
Net asset value, beginning of period                    $      9.54     $     10.60     $     10.00
Income from investment operations:
  Net investment income                                        0.48            0.50            0.44
  Net realized and unrealized gains (losses)
    on investments                                             1.06           (1.06)           0.59
                                                        -----------     -----------     -----------
Total from investment operations                               1.54           (0.56)           1.03
                                                        -----------     -----------     -----------
Less distributions:
  From net investment income                                  (0.48)          (0.50)          (0.43)
  From realized gains                                            --              --              --
                                                        -----------     -----------     -----------
Total distributions                                           (0.48)          (0.50)          (0.43)
                                                        -----------     -----------     -----------
Net asset value, end of period                          $     10.60     $      9.54     $     10.60
                                                        ===========     ===========     ===========
Total Return (b)                                              16.49%          (5.42%)         11.50%(a)
Ratios/Supplemental Data
Net assets, end of period                               $53,453,160     $45,263,059     $42,113,795
Ratio of expenses to average net assets                        0.79%           0.53%           0.19%(a)
Ratio of net investment income to average net assets           4.71%           5.01%           5.12%(a)
Ratio of expenses to average net assets without fee
  waivers/ reimbursed expenses                                 1.04%           1.05%           1.21%(a)
Ratio of net investment income to average net assets
  without fee waivers/reimbursed expenses                      4.46%           4.49%           4.10%(a)
Portfolio turnover rate                                       26.97%          25.93%          41.70%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward Bond Funds:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Bond Funds of THE WOODWARD FUNDS (comprising, as indicated in Note 1, the Bond, Intermediate Bond, Short Bond, Municipal Bond and Michigan Municipal Bond Funds) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Bond Funds of The Woodward Funds as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995 in conformity with generally accepted accounting principles.

                              ARTHUR ANDERSEN LLP

Detroit, Michigan,
  February 19, 1996.

                          [ INTENTIONALLY LEFT BLANK ]

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
   Description                             Rate    Date     (000)   (Note 2(a))
   -----------                             ----  -------- --------- -----------
CORPORATE OBLIGATIONS--25.7%
AUTOMOBILES--LEASING--0.9%
 Hertz Corp., Junior Subordinate Note....  6.63%  7/15/00  $   500  $   511,596
                                                                    -----------
BANKING--2.4%
 Citicorp, Subordinate Capital Note......  9.75%   8/1/99      250      281,881
 Citicorp, Subordinate Debenture.........  8.63%  12/1/02      350      399,187
 NationsBank Corp., Subordinate
   Debenture.............................  8.13%  6/15/02      350      386,750
 Westpac Banking Limited, Subordinate
   Debenture.............................  9.13%  8/15/01      250      285,192
                                                                    -----------
                                                                      1,353,010
                                                                    -----------
BEVERAGES, FOOD AND TOBACCO--4.8%
 Grand Metro Investment Corp., Guaranteed
   Debenture, Yankee Bond................  9.00%  8/15/11      250      309,616
 Philip Morris Cos., Inc., Corporate
   Note..................................  8.63%   3/1/99      500      539,361
 Philip Morris Cos., Inc., Corporate
   Note..................................  7.13%  10/1/04      250      264,357
 RJR Nabisco, Inc. ......................  8.30%  4/15/99      750      799,769
 RJR Nabisco, Inc. ......................  8.63%  12/1/02      700      727,012
                                                                    -----------
                                                                      2,640,115
                                                                    -----------
CONSUMER GOODS AND SERVICES--1.0%
 Time Warner, Inc., Corporate Note.......  7.95%   2/1/00      500      528,668
                                                                    -----------
ENERGY--3.1%
 Burlington Resources, Inc., Corporate
   Note..................................  8.50%  10/1/01      250      279,853
 Coastal Corp., Senior Debenture......... 10.25% 10/15/04      500      623,257
 Occidental Petroleum Corp., Senior Note. 11.13%   8/1/10      400      558,388
 Shell Canada Limited, Corporate Note....  7.38%   6/1/99      250      263,587
                                                                    -----------
                                                                      1,725,085
                                                                    -----------
FINANCIAL SERVICES--9.2%
 Barclay American Corp., Senior
   Debenture.............................  9.13%  12/1/97      750      796,317
 Chemical Banking Corp., Subordinate
   Note..................................  7.63%  1/15/03      500      542,021
 Discover Credit Corp., Medium Term Note.  8.37%  4/28/99      250      268,483
 General Motors Acceptance Corp.,
   Corporate Note........................  7.75%  4/15/97      250      254,756
 General Motors Acceptance Corp.,
   Corporate Note........................  7.00%   3/1/00      500      520,157

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
              Description                  Rate    Date     (000)   (Note 2(a))
              -----------                  ----  -------- --------- -----------
FINANCIAL SERVICES (CONTINUED)
 General Motors Acceptance Corp.,
   Medium Term Note......................  8.65%  5/29/96  $   400  $   405,094
 International Lease Finance,
   Corporate Note........................  8.35%  10/1/98      500      533,594
 KFW International Finance, Inc.
   Guaranteed Note.......................  8.85%  6/15/99      250      274,728
 Progessive Corp., Ohio, Corporate Note..  6.60%  1/15/04      500      509,013
 Salomon Inc., Senior Note...............  7.50%   2/1/03      500      514,213
 Wells Fargo & Co., Subordinate Note.....  8.38%  5/15/02      400      447,822
                                                                    -----------
                                                                      5,066,198
                                                                    -----------
HEATH CARE AND HOSPITAL MANAGEMENT--0.5%
 Multicare Cos., Inc.,
   Subordinate Debenture*................  7.00%  3/15/03      250      271,250
                                                                    -----------
RETAIL--0.5%
 May Department Stores Co.,
   Medium Term Note......................  9.45%   2/2/99      250      275,701
                                                                    -----------
STEEL--0.9%
 USX-Marathon Group, Corporate Note......  6.38%  7/15/98      500      505,561
                                                                    -----------
TECHNOLOGY INDUSTRIES--1.0%
 Digital Equipment Corp., Debenture......  8.63%  11/1/12      500      547,116
                                                                    -----------
UTILITIES--1.4%
 Commonwealth Edison Co., First Mortgage,
   Series 81, Corporate Note.............  8.63%   2/1/22      250      275,250
 Pacific Bell, Corporate Note............  7.00%  7/15/04      500      525,940
                                                                    -----------
                                                                        801,190
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $13,587,940).....................                            14,225,490
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS--3.7%
 U.S. Treasury Notes.....................  8.50%  5/15/97      100      104,344
 U.S. Treasury Notes.....................  8.13%  2/15/98      500      528,750
 U.S. Treasury Notes.....................  6.25%  5/31/00      850      879,218
 U.S. Treasury Notes.....................  8.00%  5/15/01      500      560,000
                                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $1,960,714)......................                             2,072,312
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                          Principal
                                 Maturity  Amount      Value
      Description          Rate    Date     (000)   (Note 2(a))
      -----------          ----  -------- --------- -----------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS--1.7%
 Federal National
   Mortgage Association..  7.60%  1/10/97  $   400  $  409,250
 Federal National
   Mortgage Association..  8.35% 11/10/99      500     547,694
                                                    ----------
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS
  (COST $900,628)........                              956,944
                                                    ----------
                                           Shares
                                           ------
PREFERRED CONVERTIBLE
  STOCKS--7.0%
AUTOMOBILES--3.1%
 Ford Motor Co., Series
   A, $4.20..............                    9,000     852,750
 General Motors Corp.,
   Series C, $3.25.......                   12,000     879,000
                                                    ----------
                                                     1,731,750
                                                    ----------
BANKING AND FINANCE--3.9%
 Citicorp, Series 13,
   $5.38.................                    6,000   1,098,750
 First USA, Inc., 6.25%..                   15,000     592,500
 National City Corp.,
   8.00%.................                    6,000     472,500
                                                    ----------
                                                     2,163,750
                                                    ----------
TOTAL PREFERRED
  CONVERTIBLE STOCKS
  (COST $2,643,539)......                            3,895,500
                                                    ----------
COMMON STOCKS--41.9%
AUTOMOBILES--1.7%
 Ford Motor Co. .........                    4,000     116,000
 General Motors Corp.....                   14,886     787,097
                                                    ----------
                                                       903,097
                                                    ----------
BANKING AND FINANCE--5.1%
 Bank of Boston Corp. ...                   21,000     971,250
 First Union Corp. ......                   11,000     611,875
 NationsBank Corp. ......                   13,912     968,623
 Citicorp................                    4,280     287,830
                                                    ----------
                                                     2,839,578
                                                    ----------
BEVERAGE, FOOD AND
  TOBACCO--3.3%
 Philip Morris Cos.,
   Inc. .................                   20,000   1,810,000
                                                    ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                  Description                                Shares (Note 2(a))
                  -----------                                ------ -----------
ELECTRICAL AND ELECTRONIC EQUIPMENT--0.6%
 Hubbell, Inc., Class B..........................             5,000 $   328,750
                                                                    -----------
HEALTH INDUSTRIES--3.6%
 National Health Investors, Inc. ................            61,000   2,020,625
                                                                    -----------
INSURANCE--3.1%
 AON Corp. ......................................            28,500   1,421,438
 Exel, Ltd. .....................................             5,200     317,200
                                                                    -----------
                                                                      1,738,638
                                                                    -----------
OIL & GAS--3.9%
 Atlantic Richfield Co. .........................             5,000     553,750
 British Petroleum PLC ADR.......................             9,000     919,125
 Texaco, Inc. ...................................             9,000     706,500
                                                                    -----------
                                                                      2,179,375
                                                                    -----------
PHARMACEUTICALS--5.8%
 Bristol Myers Squibb Co. .......................             8,000     687,000
 Johnson & Johnson...............................             8,000     685,000
 Pfizer, Inc. ...................................            20,000   1,260,000
 Warner Lambert Co. .............................             6,000     582,750
                                                                    -----------
                                                                      3,214,750
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS--2.0%
 Amli Residential Property Trust.................            55,000   1,100,000
                                                                    -----------
TELECOMMUNICATIONS--6.0%
 Brittish Telecom PLC ADR........................            10,000     565,000
 GTE Corp. ......................................            26,000   1,144,000
 Sprint Corp. ...................................            20,000     797,500
 US West, Inc. ..................................            15,000     536,250
 US West Media Group.............................            15,000     285,000
                                                                    -----------
                                                                      3,327,750
                                                                    -----------
UTILITIES--6.8%
 Detroit Edison Co. .............................            20,000     690,000
 Entergy Corp. ..................................            20,000     585,000
 Peco Energy Co. ................................            25,000     753,125

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                                       Value
              Description                                  Shares   (Note 2(a))
              -----------                                  ------   -----------
UTILITIES (CONTINUED)
 Texas Utilities Co. ...................                    30,000  $ 1,233,750
 United Illuminating Co. ...............                    14,000      523,250
                                                                    -----------
                                                                      3,785,125
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $17,046,251)....................                             23,247,688
                                                                    -----------
                                                          Principal
                                                 Maturity  Amount
                                         Rate      Date     (000)
                                         ----    -------- ---------
SHORT TERM INVESTMENT--19.2%
U.S. TREASURY BILL--19.2%
 U.S. Treasury Bill (cost $10,607,930).. 5.31%** 2/29/96   $10,700   10,617,075
                                                                    -----------
TOTAL INVESTMENTS--99.2%
  (COST $46,747,002)(A).................                             55,015,009
Other assets in excess of liabilities--
  0.8%..................................                                450,318
                                                                    -----------
NET ASSETS--100.0%......................                            $55,465,327
                                                                    ===========

-----------
Percentages indicated are based on net assets of $55,465,327.
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
**  Yield at purchase.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $8,452,650
    Unrealized depreciation.........................................   (184,643)
                                                                     ----------
    Net unrealized appreciation..................................... $8,268,007
                                                                     ==========

ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------
COMMON STOCKS--61.4%
ALUMINUM--1.1%
 Aluminum Co. of America......................               1,900  $  100,462
                                                                    ----------
AUTOMOBILES--0.9%
 Ford Motor Co................................               3,000      87,000
                                                                    ----------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
 Echlin, Inc..................................               2,400      87,600
                                                                    ----------
BANKING--3.7%
 BankAmerica Corp.............................               1,900     123,025
 NationsBank Corp.............................               1,700     118,363
 State Street Bank(b).........................               2,600     117,000
                                                                    ----------
                                                                       358,388
                                                                    ----------
BEVERAGE, FOOD & TOBACCO--4.5%
 Anheuser-Busch Cos., Inc.....................               1,200      80,250
 Coca-Cola Co.................................               1,600     118,800
 PepsiCo, Inc.................................               2,000     111,750
 Philip Morris Cos., Inc......................               1,300     117,650
                                                                    ----------
                                                                       428,450
                                                                    ----------
BROKERAGE SERVICES--0.7%
 Dean Witter, Discover & Co...................               1,400      65,800
                                                                    ----------
BUSINESS & DATA PROCESSING EQUIPMENT--1.6%
 International Business Machines..............               1,700     155,975
                                                                    ----------
CHEMICALS--3.6%
 E. I. du Pont de Nemours & Co................               1,100      76,863
 Monsanto Co..................................                 700      85,750
 Morton Int'l.................................               2,900     104,037
 Praxair, Inc.................................               2,300      77,337
                                                                    ----------
                                                                       343,987
                                                                    ----------
COMPUTERS-MICRO--0.9%
 Compaq Computer Corp.(b).....................               1,700      81,600
                                                                    ----------
COMPUTERS-SOFTWARE & PERIPHERALS--2.1%
 Computer Association Int'l., Inc. ...........               1,550      88,156
 Microsoft Corp.(b)...........................               1,300     114,075
                                                                    ----------
                                                                       202,231
                                                                    ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------

CONGLOMERATES--3.4%
 Allied Signal, Inc...........................               1,700  $   80,750
 General Electric Co..........................               2,500     180,000
 ITT Corp.....................................                 900      47,700
 ITT Industries, Inc.(b)......................                 900      21,600
                                                                    ----------
                                                                       330,050
                                                                    ----------
CONSUMER GOODS--1.0%
 Service Corp. International..................               2,100      92,400
                                                                    ----------
ELECTRONIC EQUIPMENT--2.7%
 Emerson Electric Co..........................               2,000     163,500
 Motorola, Inc................................               1,700      96,900
                                                                    ----------
                                                                       260,400
                                                                    ----------
FINANCE COMPANIES--1.1%
 Federal Home Loan Mortgage Corp..............               1,300     108,550
                                                                    ----------
FOOD PROCESSING--0.9%
 CPC Int. ....................................               1,300      89,212
                                                                    ----------
FOOD PRODUCTS--0.8%
 Hershey Foods................................               1,200      78,000
                                                                    ----------
HOUSEHOLD & PERSONAL CARE PRODUCTS--1.2%
 Procter & Gamble Co. ........................               1,400     116,200
                                                                    ----------
INSURANCE--1.9%
 American International Group, Inc. ..........               1,500     138,750
 ITT Hartford Group(b)........................                 900      43,538
                                                                    ----------
                                                                       182,288
                                                                    ----------
LEISURE & ENTERTAINMENT--1.1%
 Walt Disney Co...............................               1,800     106,200
                                                                    ----------
NEWSPAPERS AND PUBLISHING--0.7%
 News Corp., Ltd. ADR.........................               3,300      70,538
                                                                    ----------
OIL-DOMESTIC--3.9%
 Chevron Corp.................................               2,300     120,750
 Mobil Corp...................................               1,200     134,400
 Unocal Corp..................................               4,100     119,413
                                                                    ----------
                                                                       374,563
                                                                    ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                        Value
                 Description                                  Shares (Note 2(a))
                 -----------                                  ------ -----------

OIL-FIELD SERVICES AND EQUIPMENT--0.9%
 Schlumberger, Ltd. ...........................               1,200  $   83,100
                                                                     ----------
OIL & GAS--2.0%
 British Petroleum Co. ADR.....................                 900      91,913
 Royal Dutch Petroleum Co......................                 700      98,788
                                                                     ----------
                                                                        190,701
                                                                     ----------
PHARMACEUTICALS--5.5%
 Bristol Myers Squibb Co.......................               1,200     103,050
 Johnson & Johnson.............................               1,500     128,437
 Merck & Co., Inc..............................               1,800     118,350
 Pfizer, Inc...................................               1,600     100,800
 Smithkline Beecham ADR........................               1,300      72,150
                                                                     ----------
                                                                        522,787
                                                                     ----------
POLLUTION CONTROL--0.9%
 WMX Technologies..............................               3,000      89,625
                                                                     ----------
RAILROADS--1.1%
 CSX Corp......................................               2,400     109,500
                                                                     ----------
RESTAURANTS--0.8%
 McDonald's Corp...............................               1,600      72,200
                                                                     ----------
RETAIL--3.1%
 Home Depot, Inc...............................               2,400     114,900
 May Department Stores Co......................               1,500      63,375
 Wal Mart Stores, Inc..........................               5,400     120,825
                                                                     ----------
                                                                        299,100
                                                                     ----------
TELECOMMUNICATIONS--6.9%
 AT&T Corp.....................................               2,100     135,974
 General Instrument Corp.(b)...................               1,300      30,388
 GTE Corp......................................               3,800     167,200
 MCI Communications Corp.......................               2,800      73,150
 NYNEX Corp....................................               2,100     113,400
 Pacific Telesis Group.........................               1,800      60,525
 Telcom Corp. New Zealand ADR..................               1,200      83,250
                                                                     ----------
                                                                        663,887
                                                                     ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
              Description                                  Shares   (Note 2(a))
              -----------                                  ------   -----------

UTILITIES--1.5%
 FPL Group, Inc..........................                   3,200   $  148,400
                                                                    ----------
TOTAL COMMON STOCKS
  (COST $5,270,362)......................                            5,899,194
                                                                    ----------
                                                          Principal
                                                 Maturity  Amount
                                          Rate     Date     (000)
                                          -----  -------- ---------
U.S. GOVERNMENT OBLIGATIONS--26.0%
U.S. TREASURY NOTES
 U.S. Treasury Note...................... 6.25%   5/31/00  $  800      827,500
 U.S. Treasury Note...................... 7.50%  11/15/01     700      771,750
 U.S. Treasury Note...................... 6.38%   8/15/02     850      893,296
                                                                    ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $2,398,249)......................                            2,492,546
                                                                    ----------
SHORT TERM INVESTMENT--11.7%
U.S. TREASURY BILL
 U.S. Treasury Bill (cost $1,120,308).... 5.31%*  2/29/96   1,130    1,121,243
                                                                    ----------
TOTAL INVESTMENTS
  (COST $8,788,919)(A)--99.1% ...........                            9,512,982
Other assets in excess of liabilities--
  0.9%...................................                               86,019
                                                                    ----------
NET ASSETS--100.0%.......................                           $9,599,001
                                                                    ==========

-----------
Percentages indicated are based on net assets of $9,599,001.
 *Yield at purchase.
(a)Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................... $766,286
    Unrealized depreciation...........................................  (42,223)
                                                                       --------
    Net unrealized appreciation....................................... $724,063
                                                                       ========

(b)Represents non-income producing security.
ADR--American Depository Receipts.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

COMMON STOCKS--87.4%
AUTOMOBILES--1.4%
 Ford Motor Co..............................               140,000 $  4,060,000
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--1.7%
 Echlin, Inc................................               135,000    4,927,500
                                                                   ------------
BANKS--5.7%
 Bankers Trust..............................               115,000    7,647,500
 First Union Corp. .........................                90,000    5,006,250
 NationsBank Corp...........................                55,000    3,829,375
                                                                   ------------
                                                                     16,483,125
                                                                   ------------
BEVERAGES, FOOD & TOBACCO--2.8%
 ConAgra, Inc...............................                81,418    3,358,492
 Philip Morris Cos., Inc....................                50,841    4,601,111
                                                                   ------------
                                                                      7,959,603
                                                                   ------------
CHEMICALS--6.3%
 ARCO Chemical..............................               106,000    5,154,250
 Dow Chemical...............................                93,000    6,544,875
 E. I. du Pont de Nemours & Co..............                90,000    6,288,750
                                                                   ------------
                                                                     17,987,875
                                                                   ------------
COMPUTER SOFTWARE AND PERIPHERALS--1.3%
 International Business Machines............                40,000    3,670,000
                                                                   ------------
CONSTRUCTION--0.5%
 Vulcan Materials...........................                23,000    1,325,375
                                                                   ------------
CONSUMER PRODUCTS--3.8%
 Clorox Co. ................................               100,000    7,162,500
 Southern Co. ..............................               150,000    3,693,750
                                                                   ------------
                                                                     10,856,250
                                                                   ------------
DEFENSE--1.7%
 Lockheed Martin............................                60,000    4,740,000
                                                                   ------------
ELECTRICAL EQUIPMENT--2.2%
 Emerson Electric Co. ......................                48,000    3,924,000
 Hubbell, Inc., Class B.....................                20,000    1,315,000
 Thomas & Betts Corp. ......................                15,000    1,106,250
                                                                   ------------
                                                                      6,345,250
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

FOREST AND PAPER PRODUCTS--1.4%
 Weyerhaeuser Co.............................                95,000 $  4,108,750
                                                                    ------------
INSURANCE--5.8%
 AON Corp. ..................................               137,000    6,832,875
 FPL Group, Inc. ............................                75,000    3,478,125
 Lincoln National Corp. .....................               120,000    6,450,000
                                                                    ------------
                                                                      16,761,000
                                                                    ------------
METALS--1.0%
 Phelps Dodge Corp. .........................                45,000    2,801,250
                                                                    ------------
NATURAL GAS--3.0%
 National Fuel Gas Co. ......................                25,000      840,625
 Sonat, Inc..................................                40,000    1,425,000
 Tenneco, Inc. ..............................               130,000    6,451,250
                                                                    ------------
                                                                       8,716,875
                                                                    ------------
OIL & GAS--19.0%
 AMOCO Corp..................................               140,000   10,062,500
 Atlantic Richfield Corp.....................                55,000    6,091,250
 British Petroleum Co. PLC, ADR..............                70,000    7,148,750
 Exxon Corp..................................                15,000    1,201,875
 Mobil Corp..................................               105,000   11,760,000
 Occidental Petroleum Corp. .................               195,000    4,168,125
 Texaco, Inc.................................               125,000    9,812,500
 Unocal Corp.................................               153,000    4,456,125
                                                                    ------------
                                                                      54,701,125
                                                                    ------------
PHARMACEUTICALS--2.9%
 Warner Lambert Co. .........................                86,000    8,352,750
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--3.8%
 Amli Residential Properties Trust...........               140,000    2,800,000
 Equity Residential Properties Trust ........                80,000    2,450,000
 National Health Investors, Inc. ............               174,000    5,763,750
                                                                    ------------
                                                                      11,013,750
                                                                    ------------
RETAIL STORES--2.3%
 May Department Stores Co. ..................               156,938    6,630,631
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
               Description                                 Shares   (Note 2(a))
               -----------                                 ------   -----------

TELECOMMUNICATIONS--8.7%
 British Telecom PLC ADR..................                  70,000  $  3,955,000
 GTE Corp. ...............................                 210,000     9,240,000
 Sprint Corp..............................                 156,938     6,257,903
 U.S. West, Inc...........................                 156,938     5,610,533
                                                                    ------------
                                                                      25,063,436
                                                                    ------------
UTILITIES--12.1%
 Cinergy Corp.............................                 130,000     3,981,250
 Detroit Edison Co. ......................                 196,173     6,767,969
 Houston Industries.......................                 260,000     6,305,000
 Pacific Gas & Electric Co................                  54,928     1,558,582
 Peco Energy Co. .........................                 129,769     3,909,291
 Texas Utilities Co. .....................                 156,938     6,454,075
 United Illuminating Co...................                 156,938     5,865,558
                                                                    ------------
                                                                      34,841,725
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $213,380,725).....................                           251,346,270
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS--2.9%
AUTOMOBILES--2.2%
 Ford Motor Company, Series A, $4.20......                  66,699     6,319,730
                                                                    ------------
STEEL--0.7%
 WHX Corp., Series B, $3.00...............                  45,694     1,941,995
                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (COST $7,461,465).......................                             8,261,725
                                                                    ------------
                                                          Principal
                                                 Maturity  Amount
                                           Rate    Date     (000)
                                           ----  -------- ---------
CONVERTIBLE BOND--2.7%
BANKS--2.7%
 Bank of New York, Inc.
   Subordinate Convertible Debenture
   (cost $4,984,156)...................... 7.50% 8/15/01   $ 3,139     7,816,110
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

SHORT-TERM INVESTMENT--7.1%
TIME DEPOSIT--7.1%
 Berlin/Frankfurt Bank
   (cost $20,271,000).................... 5.81%  1/2/96   $20,271  $ 20,271,000
                                                                   ------------
TOTAL INVESTMENTS
  (COST $246,097,346)(A)--100.1%.........                           287,695,105
Liabilities in excess of other
  assets--(0.1%).........................                              (301,578)
                                                                   ------------
NET ASSETS--100.0%.......................                          $287,393,527
                                                                   ============

-----------
Percentages indicated are based on net assets of $287,393,527.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $42,227,078
    Unrealized depreciation........................................    (629,319)
                                                                    -----------
    Net unrealized appreciation.................................... $41,597,759
                                                                    ===========

ADR--American Depository Receipt.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                 Description                               Shares  (Note 2(a))
                 -----------                               ------  -----------

COMMON STOCKS--95.5%
ADVERTISING AND MARKETING SERVICES--1.3%
 Interpublic Group of Companies, Inc. ........              55,000 $  2,385,625
 Omnicon Group................................              40,000    1,490,000
                                                                   ------------
                                                                      3,875,625
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--1.0%
 Echlin, Inc. ................................              80,000    2,920,000
                                                                   ------------
BANKING--1.5%
 State Street Bank(b).........................             100,000    4,500,000
                                                                   ------------
BEVERAGES, FOOD AND TOBACCO--16.0%
 Coca Cola Co. ...............................              55,000    4,083,750
 ConAgra, Inc. ...............................             110,000    4,537,500
 General Mills, Inc. .........................             140,000    8,085,000
 Hershey Foods Corp. .........................              60,000    3,900,000
 Hudson Foods, Inc. Class A...................              90,000    1,552,500
 PepsiCo, Inc. ...............................             130,000    7,263,750
 Philip Morris Cos., Inc. ....................             140,000   12,670,000
 Sara Lee Corp. ..............................             170,000    5,418,750
 Schweitzer-Mauduit Int'l.(b).................               8,000      185,000
                                                                   ------------
                                                                     47,696,250
                                                                   ------------
CHEMICALS--5.9%
 Eastman Chemical Co. ........................              85,000    5,323,125
 Morton Int'l ................................             150,000    5,381,250
 Praxair, Inc. ...............................             145,000    4,875,625
 Wellman, Inc. ...............................              90,000    2,047,500
                                                                   ------------
                                                                     17,627,500
                                                                   ------------
COMPUTERS--MICRO--0.7%
 Compaq Computer Corp.(b).....................              40,000    1,920,000
                                                                   ------------
COMPUTER SOFTWARE AND PERIPHERALS--5.2%
 Automatic Data Processing, Inc. .............              80,000    5,940,000
 Computer Associates Int'l., Inc. ............             100,000    5,687,500
 Intel Corp. .................................              70,000    3,972,500
                                                                   ------------
                                                                     15,600,000
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                 Description                               Shares  (Note 2(a))
                 -----------                               ------  -----------

CONSUMER GOODS AND SERVICES--10.4%
 American Home Products Corp. ................              70,000 $  6,790,000
 Clorox Co. ..................................              75,000    5,371,875
 Hillenbrand Industries, Inc. ................             100,000    3,387,500
 Kimberly-Clark Corp. ........................              80,000    6,620,000
 Service Corp. Int'l. ........................             115,000    5,060,000
 Stewart Enterprises, Inc. ...................             105,000    3,885,000
                                                                   ------------
                                                                     31,114,375
                                                                   ------------
CONSUMER NON-DURABLES--0.6%
 Alberto-Culver Co., Class A..................              55,000    1,677,500
                                                                   ------------
ELECTRONICS--9.5%
 AMP, Inc. ...................................             120,000    4,605,000
 Emerson Electric.............................              80,000    6,540,000
 General Electric Co. ........................             180,000   12,960,000
 Motorola, Inc. ..............................              75,000    4,275,000
                                                                   ------------
                                                                     28,380,000
                                                                   ------------
ENTERTAINMENT AND LEISURE--1.5%
 Time Warner, Inc. ...........................             120,000    4,545,000
                                                                   ------------
HEALTH INDUSTRIES--3.9%
 Horizon HealthCare Corp.(b)..................             145,000    3,661,250
 Procter & Gamble Co. ........................              95,000    7,885,000
                                                                   ------------
                                                                     11,546,250
                                                                   ------------
INSURANCE--5.4%
 American International Group, Inc. ..........              75,000    6,937,500
 Chubb Corp. .................................              65,000    6,288,750
 General RE Corp. ............................              20,000    3,100,000
                                                                   ------------
                                                                     16,326,250
                                                                   ------------
MANUFACTURING--1.1%
 Corning, Inc. ...............................             100,000    3,200,000
                                                                   ------------
MEDICAL CARE & PRODUCTS--0.7%
 Sofamor Danek Group(b).......................              80,000    2,270,000
                                                                   ------------
OIL & GAS--3.4%
 British Petroleum Co. ADR....................              70,000    7,148,750
 Unocal Corp. ................................             100,000    2,912,500
                                                                   ------------
                                                                     10,061,250
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                Shares  (Note 2(a))
                 -----------                                ------  -----------

PHARMACEUTICALS--12.0%
 Elan Corp. PLC ADR(b).........................              90,000 $  4,376,250
 Forest Labs, Inc.(b)..........................              50,000    2,262,500
 Ivax Corp. ...................................             100,000    2,850,000
 Johnson & Johnson.............................              95,000    8,134,375
 Mylan Labs....................................             105,000    2,467,500
 Pfizer, Inc. .................................             160,000   10,080,000
 Pharmacia & Upjohn(b).........................              75,000    2,906,250
 Smithkline Beecham ADR........................              50,000    2,775,000
                                                                    ------------
                                                                      35,851,875
                                                                    ------------
POLLUTION CONTROL--4.1%
 Browning-Ferris...............................             185,000    5,457,500
 WMX Technologies, Inc. .......................             230,000    6,871,250
                                                                    ------------
                                                                      12,328,750
                                                                    ------------
RETAIL--4.2%
 Eckerd Corp.(b)...............................             110,000    4,908,750
 May Department Stores Co. ....................             110,000    4,647,500
 Walgreen Co.(b)...............................             100,000    2,987,500
                                                                    ------------
                                                                      12,543,750
                                                                    ------------
TELECOMMUNICATIONS--6.5%
 AT&T Corp. ...................................             140,000    9,065,000
 Century Telephone Enterprises, Inc. ..........              50,000    1,587,500
 DSC Communications Corp.(b)...................              40,000    1,475,000
 MCI Communications Corp. .....................             275,000    7,184,375
                                                                    ------------
                                                                      19,311,875
                                                                    ------------
UTILITIES--0.6%
 AES Corp.(b)..................................              80,000    1,910,000
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $239,473,384)..........................                      285,206,250
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

SHORT-TERM INVESTMENT--3.6%
TIME DEPOSIT--3.6%
 Berlin/Frankfort Bank
   (cost $10,663,000).................... 5.81%  1/2/96   $10,663  $ 10,663,000
                                                                   ------------
TOTAL INVESTMENTS
  (COST $250,136,384)(A)--99.1%..........                           295,869,250
Other assets in excess of liabilities--
  0.9%...................................                             2,672,096
                                                                   ------------
NET ASSETS--100.0%.......................                          $298,541,346
                                                                   ============

-----------
Percentages indicated are based on net assets of $298,541,346.
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes was $250,657,238 and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $48,528,373
    Unrealized depreciation........................................  (3,316,361)
                                                                    -----------
    Net unrealized appreciation.................................... $45,212,012
                                                                    ===========

(b) Represents non-income producing security.
ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                Shares  (Note 2(a))
                 -----------                                ------  -----------

COMMON STOCKS--93.9%
ADVERTISING AND MARKETING SERVICES--1.3%
 Interpublic Group of Companies, Inc. .........              12,000 $   520,500
 Omnicon Group.................................              20,000     745,000
                                                                    -----------
                                                                      1,265,500
                                                                    -----------
APPAREL--1.1%
 Tommy Hilfiger Corp.(b).......................              24,100   1,021,238
                                                                    -----------
AUTOMOTIVE PARTS AND EQUIPMENT--3.0%
 Borg Warner...................................              30,000     960,000
 Simpson Industries............................              70,000     630,000
 Superior Industries Int'l, Inc. ..............              45,000   1,186,875
                                                                    -----------
                                                                      2,776,875
                                                                    -----------
BANKS--13.0%
 First of America..............................              50,000   2,218,750
 Firstar Corp..................................              60,000   2,377,500
 Northern Trust Corp. .........................              50,000   2,800,000
 Old Kent Financial............................              60,000   2,467,500
 Southern National.............................              60,000   1,575,000
 Southtrust Corp. .............................              30,000     768,750
                                                                    -----------
                                                                     12,207,500
                                                                    -----------
BEVERAGES, FOOD AND TOBACCO--3.0%
 Dean Foods Co. ...............................              35,000     962,500
 Hudson Foods, Inc., Class A...................             110,000   1,897,500
                                                                    -----------
                                                                      2,860,000
                                                                    -----------
BUSINESS EQUIPMENT AND SERVICES--1.1%
 Proxima Corp.(b)..............................              45,000     995,625
                                                                    -----------
CHEMICALS--2.0%
 Airgas, Inc.(b)...............................              55,000   1,828,750
                                                                    -----------
CONSUMER GOODS AND SERVICES--2.1%
 Service Corp Int'l. ..........................              45,000   1,980,000
                                                                    -----------
CONSUMER NON-DURABLES--1.8%
 Alberto-Culver Co., Class A...................              55,000   1,677,500
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                Shares  (Note 2(a))
                 -----------                                ------  -----------

ELECTRONICS--1.9%
 Memec Electric Materials, Inc.(b).............              14,000 $   456,750
 Methode Electronics, Inc., Class A............              37,500     534,375
 Molex, Inc. ..................................              25,000     793,750
                                                                    -----------
                                                                      1,784,875
                                                                    -----------
ENTERTAINMENT AND LEISURE--1.1%
 Royal Caribbean Cruise Ltd. ..................              48,000   1,056,000
                                                                    -----------
HEALTH CARE PRODUCTS AND SERVICES--14.4%
 American Medical Response, Inc.(b)............              55,000   1,787,500
 Amerisource Health Corp., Class A(b)..........              60,000   1,980,000
 Genesis Health Ventures, Inc.(b)..............              50,000   1,825,000
 Healthcare & Retirement Corp.(b)..............              55,000   1,925,000
 Horizon HealthCare Corp.(b)...................              95,000   2,398,750
 Multicare Cos., Inc.(b).......................              50,000   1,200,000
 OEA, Inc......................................              42,000   1,254,750
 Summit Care Corp.(b)..........................              50,000   1,143,750
                                                                    -----------
                                                                     13,514,750
                                                                    -----------
INSURANCE--13.6%
 Ace Limited...................................              40,000   1,590,000
 AMBAC, Inc....................................              60,000   2,812,500
 American Re Corp..............................              50,000   2,043,750
 Integon, Corp.................................             100,000   2,062,500
 National Re Corp..............................              60,000   2,280,000
 Sphere Drake Holdings Ltd.....................              68,024     952,336
 Western National Corp.........................              60,000     967,500
                                                                    -----------
                                                                     12,708,586
                                                                    -----------
INVESTMENT MANAGEMENT--0.5%
 Phoenix Duff & Phelps Corp....................              62,471     429,488
                                                                    -----------
MANUFACTURING--1.0%
 Holophane(b)..................................              45,000     978,750
                                                                    -----------
MEDICAL CARE AND PRODUCTS--4.8%
 Rural/Metro(b)................................              80,000   1,810,000
 Sofamor Danek Group(b)........................              95,000   2,695,625
                                                                    -----------
                                                                      4,505,625
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                  Description                                Shares (Note 2(a))
                  -----------                                ------ -----------

NATURAL GAS--0.4%
 Swift Energy Co.(b)............................             35,000 $   420,000
                                                                    -----------
OIL & GAS--3.5%
 Noble Affiliates...............................             50,000   1,493,750
 Smith Intl., Inc.(b)...........................             75,000   1,762,500
                                                                    -----------
                                                                      3,256,250
                                                                    -----------
PHARMACEUTICALS--7.6%
 A.L. Pharmaceuticals, Inc......................             85,000   2,220,625
 Elan Corp. PLC ADR(b)..........................             50,000   2,431,250
 Ivax Corp. ....................................             85,000   2,422,500
                                                                    -----------
                                                                      7,074,375
                                                                    -----------
POLLUTION CONTROL--0.7%
 Waste Management PLC ADR(b)....................             65,000     698,750
                                                                    -----------
RAILROAD EQUIPMENT--0.3%
 Johnstown America Industries, Inc.(b)..........             60,000     300,000
                                                                    -----------
REAL ESTATE DEVELOPMENT--1.8%
 Stewart Enterprises, Inc., Class A ............             45,000   1,665,000
                                                                    -----------
RESTAURANTS--1.9%
 IHOP Corp.(b)..................................             60,000   1,560,000
 Starbucks Corp.................................             10,000     210,000
                                                                    -----------
                                                                      1,770,000
                                                                    -----------
RETAIL AND WHOLESALE DISTRIBUTION--1.0%
 Corporate Express, Inc.(b).....................             30,000     903,750
                                                                    -----------
RETAIL STORES--4.1%
 Eckerd Corp.(b)................................             55,000   2,454,375
 Officemax, Inc.................................             60,193   1,346,818
                                                                    -----------
                                                                      3,801,193
                                                                    -----------
TELECOMMUNICATIONS--2.8%
 Centennial Cellular Corp., Class A(b)..........             30,000     513,750
 Century Telephone Enterprises, Inc. ...........             65,000   2,063,750
                                                                    -----------
                                                                      2,577,500
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
              Description                                 Shares   (Note 2(a))
              -----------                                 ------   -----------

UTILITIES--4.1%
 AES Corp.(b)............................                 80,000   $ 1,910,000
 Public Service Co. of New Mexico(b).....                 35,000       616,875
 South Industries G&E Co.(b).............                 36,800     1,278,800
                                                                   -----------
                                                                     3,805,675
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $72,403,453).....................                           87,863,555
                                                                   -----------
                                                         Principal
                                                Maturity  Amount
                                          Rate    Date     (000)
                                          ----  -------- ---------
SHORT-TERM INVESTMENT--6.3%
TIME DEPOSIT
 Berlin/Frankfort Bank
   (cost $5,914,000)..................... 5.81%  1/2/96   $5,914     5,914,000
                                                                   -----------
TOTAL INVESTMENTS
  (COST $78,317,453)(A)--100.2%..........                           93,777,555
Liabilities in excess of other assets--
  (0.2%).................................                             (164,612)
                                                                   -----------
NET ASSETS--100.0%.......................                          $93,612,943
                                                                   ===========

-----------
Percentages indicated are based on net assets of $93,612,943.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $16,914,276
    Unrealized depreciation........................................  (1,454,174)
                                                                    -----------
    Net unrealized appreciation.................................... $15,460,102
                                                                    ===========

(b) Represents non-income producing security.
ADR--American Depository Receipts.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

COMMON STOCKS--71.2%
AUSTRALIA--3.2%
 Aberfoyle...................................                 2,400 $      5,266
 Adelaide Brighton Limited...................                 3,800        3,392
 Amcor Limited...............................                15,300      108,121
 Ampolex.....................................                 6,900       15,090
 Ashton Mining Limited.......................                 7,000       10,154
 Australian National Industries Limited......                18,800       13,983
 Boral Limited...............................                27,500       69,550
 Brambles Industries Limited.................                 5,500       61,369
 Broken Hill Proprietary Co. ................                47,000      664,270
 Burns Philip & Co. .........................                12,200       27,316
 Caltex Limited..............................                 4,300       16,985
 Coca-Coca Amatil............................                 9,600       76,623
 Coles Myer Limited..........................                26,612       82,944
 CRA Limited.................................                16,017      235,192
 Crusader(b).................................                 2,400        2,535
 CSR Limited.................................                22,700       73,959
 Dominion Mining Limited(b)..................                 2,160        1,125
 Email Limited...............................                 6,900       16,424
 Emperor Mines Limited(b)....................                 1,600        2,559
 FAI Insurances(b)...........................                 7,600        4,127
 Fosters Brewing Group.......................                48,900       80,387
 General Property Trust......................                15,200       26,910
 Gold Mines of Kalgoorlie....................                23,800       22,129
 Goodman Fielder Limited.....................                29,900       30,026
 Hardie (James) Industries...................                 9,600       16,567
 ICI Australia...............................                 7,400       56,697
 Lend Lease Corp. ...........................                 6,000       87,032
 MIM Holdings Limited........................                39,700       54,925
 National Australia Bank.....................                34,900      314,124
 Newcrest Mining Limited.....................                 5,800       24,419
 News Corporation Limited....................                49,700      265,443
 North Limited...............................                17,100       47,700
 OPSM Protector Limited......................                 3,500        5,467
 Pacific Dunlop Limited......................                28,800       67,481
 Pioneer International Holdings..............                22,100       57,045
 QCT Resources...............................                15,100       16,960
 RGC Limited.................................                 5,000       24,920

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

AUSTRALIA (CONTINUED)
 Rothman's Holdings Limited.................                 2,500 $     10,228
 Santos Limited.............................                21,000       61,389
 Schroders Property Fund....................                 9,100       14,892
 Smith Howard Limited.......................                 4,200       19,839
 Sons of Gwalia Limited.....................                 1,800        9,908
 Southcorp Holdings.........................                23,400       54,482
 Stockland Trust Group......................                 7,400       17,064
 TNT Limited(b).............................                14,400       19,066
 Tubemakers of Australia Limited............                 6,900       21,403
 Westfield Trust............................                23,700       42,662
 Westpac Banking Corp.......................                45,500      201,720
 WMC Limited................................                27,600      177,385
                                                                   ------------
                                                                      3,339,254
                                                                   ------------
FRANCE--3.5%
 Accor......................................                   100       12,964
 Air Liquide................................                   250       41,459
 Alcatel Alsthom............................                 1,700      146,766
 AXA........................................                   600       40,488
 Banque Nationale de Paris..................                 4,500      203,266
 BIC........................................                   100       10,183
 Bouygues...................................                   100       10,087
 Carnaudmetalbox(b).........................                 3,300      151,154
 Carrefour(b)...............................                   150       91,128
 Casino Guich-Perr..........................                   250        7,264
 Chargeurs..................................                    50        9,969
 Cie De St Gobain...........................                 2,300      254,909
 Cie De Suez................................                 2,400       99,133
 Cie Geophysique(b).........................                    50        1,646
 Club Mediterranee(b).......................                    50        3,998
 Compagnie Bancaire.........................                 1,210      135,589
 Compagnie UAP..............................                 3,600       94,152
 Comptoirs Modern...........................                    50       16,256
 CSF (Thomson)..............................                   450       10,039
 Docks de France............................                    50        7,607
 Dollfus-Meig & Cie PV......................                    50        2,044
 Eaux-Cie Generale..........................                 2,700      269,924

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

FRANCE (CONTINUED)
 ELF-Aquitane...............................                 3,300 $    243,466
 Eridania Beghin-Say........................                   100       17,177
 Essilor International......................                    50        9,570
 Europe 1(b)................................                    25        5,061
 Groupe Danone..............................                   250       41,306
 GTM Entrepose..............................                    50        3,512
 Imetal.....................................                    50        5,981
 Lafarge-Coppee.............................                   330       21,290
 Lagardere Groupe...........................                   350        6,441
 Legrand....................................                   500       77,295
 L'oreal....................................                   250       67,019
 LVMH Moet Hennessy.........................                 1,600      333,716
 Lyonnais Des Eaux-Dumez....................                   100        9,641
 Michelin, Class B..........................                 2,300       91,852
 Moulinex(b)................................                   100        1,374
 Nord Est...................................                    50        1,159
 Peugeot SA.................................                 1,300      171,725
 Pinault-Printemps..........................                   100       19,978
 Promodes...................................                    50       11,768
 Rhone Poulenc, Series A....................                 1,250       26,813
 Sanofi.....................................                 3,300      211,818
 Schneider SA...............................                   500       17,115
 Sefimeg....................................                    50        3,323
 Seita......................................                   200        7,259
 Simco......................................                    50        4,754
 Societe Generale...........................                 2,500      309,281
 Sodexho(b).................................                    50       14,723
 St. Louis..................................                    50       13,291
 Total, Class B.............................                 4,800      324,392
 Union Immobiliere de France................                    50        4,334
                                                                   ------------
                                                                      3,696,459
                                                                   ------------
GERMANY--3.1%
 AMB AAchener & Muench......................                    50       36,331
 BASF AG....................................                   600      135,404
 Bayer AG...................................                   600      159,634
 Bayerische Vereinsbank.....................                 3,000       90,129

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

GERMANY (CONTINUED)
 Beiersdorf AG, Series ABC...................                    50 $     34,410
 Bilfinger & Berger..........................                    50       19,039
 Brau Und Brunnen............................                    50        7,616
 Bremer Vulkan AG............................                   150        4,192
 CKAG Colonial...............................                    50       41,921
 Commerzbank AG..............................                   500      118,950
 Continental AG..............................                 1,000       14,148
 Daimler Benz AG.............................                   350      177,045
 Degussa AG..................................                   100       33,746
 Deutsche Bank AG............................                 8,000      380,639
 Deutsche Lufthansa AG.......................                   400       55,475
 Didier-Werke AG(b)..........................                    50        4,045
 FAG Kugelfischer Georg(b)...................                    50        6,428
 Heidelberger Zement.........................                    55       34,508
 Hochtief AG.................................                   100       42,829
 Kaufhof Holding AG..........................                   300       91,597
 Linde AG....................................                   100       59,388
 Linotype Hell AG(b).........................                    50        5,153
 MAN AG......................................                   100       27,737
 Mannesmann AG...............................                   450      143,526
 Muenchener Ruckvers.........................                   100      215,891
 Preussag AG.................................                   800      225,812
 P.W.A. Papier Waldhof(b)....................                    50        7,406
 RWE AG......................................                   300      109,308
 SAP AG......................................                   500       77,553
 Schering AG.................................                 1,000       66,584
 Siemens AG(b)...............................                   650      357,862
 Thyssen AG(b)...............................                   350       63,995
 Veba AG.....................................                 7,000      300,291
 Volkswagon AG...............................                   200       67,212
                                                                    ------------
                                                                       3,215,804
                                                                    ------------
HONG KONG--1.6%
 Bank of East Asia...........................                 6,000       21,534
 Cathay Pacific Airway.......................                23,000       35,100
 Cheung Kong Holdings........................                18,000      109,649
 China Light and Power Co., Limited..........                25,000      115,105

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

HONG KONG (CONTINUED)
 Chinese Estates Holdings...................                12,000 $      7,837
 Dickson Concepts Intl. Limited.............                 5,000        4,656
 Giordano International Holdings............                 4,000        3,414
 Hang Lung Development Co...................                10,000       15,908
 Hang Seng Bank Limited.....................                21,800      195,247
 Hong Kong Aircraft.........................                 1,200        3,104
 Hong Kong Telecom..........................               106,400      189,903
 Hopewell Holdings..........................                35,000       20,143
 Hutchison Whampoa..........................                46,000      280,214
 Hysan Development Limited..................                 8,000       21,158
 Johnson Electric Holdings..................                 3,000        5,354
 Kumagai Gumi...............................                 3,000        2,173
 Lai Sun Garment International..............                 2,000        1,940
 Miramar Hotel & Investment.................                 4,000        8,432
 New World Development Co...................                13,000       56,661
 Oriental Press Group.......................                12,000        3,647
 Peregrine Investment Holdings..............                 4,000        5,173
 Playmates Toys Holdings....................                 4,000          796
 Regal Hotel Holdings.......................                22,000        5,177
 Shangri-La Asia............................                 8,000        9,778
 Shun Tak Holdings Limited..................                12,000        8,458
 South China Morning Post...................                12,000        7,333
 Sun Hung Kai Properties....................                25,000      204,508
 Swire Pacific Limited......................                20,000      155,200
 Television Broadcasts Limited..............                 3,000       10,689
 Wharf Holdings Limited.....................                39,000      129,882
 Wing Lung Bank.............................                 1,200        6,720
 Winsor Industrial Corp. Limited............                 2,000        1,693
                                                                   ------------
                                                                      1,646,586
                                                                   ------------
JAPAN--41.2%
 Advantest Corp. ...........................                 1,000       51,380
 Ajinomoto Co., Inc. .......................                10,000      111,485
 Alps Electric Co.(b).......................                 3,000       34,608
 Amada Co. .................................                28,000      276,871
 Aoki Corp.(b)..............................                 2,000        8,394
 Aoyama Trading.............................                 1,000       31,991

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Asahi Bank Limited(c).......................                41,000 $    516,710
 Asahi Breweries.............................                 8,000       94,617
 Asahi Chemical Industries...................                27,000      206,781
 Asahi Glass Co. ............................                33,000      367,903
 Ashikaga Bank...............................                10,000       62,431
 Bank of Tokyo...............................                36,000      631,687
 Bank of Yokohama............................                20,000      163,836
 Banyu Pharmaceutical........................                 2,000       24,624
 Bridgestone Corp. ..........................                16,000      254,382
 Brother Industries Limited..................                 4,000       21,754
 Canon, Inc. ................................                24,000      435,086
 Casio Computer Co. .........................                 1,000        9,791
 Chiba Bank..................................                13,000      117,205
 Chichibu Onada Cement.......................                 7,000       37,391
 Chugai Pharmaceutical Co. ..................                 2,000       19,176
 Citizen Watch Co. Limited...................                19,000      145,513
 Cosmo Oil Co. ..............................                 3,000       16,403
 Credit Saison...............................                 2,000       47,697
 Dai Nippon Co. Limited.(b)..................                26,000      441,098
 Dai Nippon Ink & Chemical...................                 8,000       37,304
 Dai Nippon Screen...........................                 2,000       17,566
 Daicel Chemical Industries..................                13,000       73,978
 Daido Steel Co. Limited.....................                 2,000       10,082
 Daiei Inc. .................................                 9,000      109,062
 Dai-Ichi Kangyo Bank(c).....................                64,000    1,259,501
 Dai-Ichi Pharmaceuticals Co. Limited........                 3,000       42,752
 Daikin Industries...........................                27,000      264,368
 Daikyo(b)...................................                 3,000       22,394
 Daimaru(b)..................................                 2,000       15,511
 Daishowa Paper(b)...........................                 1,000        7,756
 Daito Trust.................................                 1,000       11,827
 Daiwa Bank..................................                20,000      161,896
 Daiwa House Industries......................                14,000      230,727
 Daiwa Kosho Lease Co. Limited...............                 3,000       29,956
 Daiwa Securities............................                24,000      367,613
 Denid Kagaku Kogyo..........................                 3,000       10,906
 Ebara Corp. ................................                 2,000       29,277

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

JAPAN (CONTINUED)
 Eisai Co. .................................                 3,000 $     52,641
 Ezaki Glico Co. ...........................                 2,000       19,350
 Fanuc Co. .................................                 7,000      303,339
 Fuji Bank(c)...............................                56,000    1,237,785
 Fuji Photo Film Limited(c).................                11,000      317,783
 Fujita Corp. ..............................                 3,000       13,553
 Fujita Kanko...............................                 2,000       44,207
 Fujitsu Limited............................                43,000      479,390
 Furukawa Electric..........................                 3,000       14,687
 Gakken Co.(b)..............................                 2,000       13,184
 Gunma Bank.................................                 9,000       96,847
 Gunze Limited(b)...........................                 4,000       24,236
 Hankyu Corp.(b)............................                12,000       65,728
 Hanyu Department Stores....................                 1,000       14,833
 Haseko Corp.(b)............................                 2,000        8,085
 Hazama Corp.(b)............................                 2,000        8,531
 Higo Bank..................................                 3,000       24,139
 Hitachi Limited(c).........................                81,000      816,658
 Hokkaido Bank..............................                 5,000       16,965
 Hokuriku Bank..............................                11,000       68,995
 Honda Motor Co. ...........................                19,000      392,335
 Honshu Paper Co. ..........................                 2,000       12,254
 House Foods Corp.(b).......................                 2,000       36,063
 Hoya Corp. ................................                 1,000       34,415
 Inax Corp. ................................                26,000      247,013
 Industrial Bank of Japan(c)................                47,000    1,426,149
 Isetan Co. ................................                 2,000       32,961
 Ishihara Sangyo Kaisha(b)..................                 2,000        6,495
 Ito Yokado Co.(c)..........................                13,000      801,537
 Itochu Corp. ..............................                26,000      175,178
 Itoham Foods...............................                 3,000       22,685
 Iwantani International Corp.(b)............                 3,000       15,996
 Jaccs......................................                 2,000       20,746
 Japan Air Lines Co.(b).....................                33,000      219,143
 Japan Energy Corp. ........................                 5,000       16,771
 Jeol.......................................                 1,000        8,512
 JGC Corp.(b)...............................                 1,000       10,567

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

JAPAN (CONTINUED)
 Joyo Bank..................................                14,000 $    112,650
 Jusco Co.(b)...............................                 4,000      104,312
 Kajima Corp. ..............................                12,000      118,660
 Kaken Pharmaceutical.......................                 1,000        9,016
 Kandenko Limited...........................                 1,000       12,506
 Kanebo Corp.(b)............................                 9,000       22,335
 Kaneka Corp. ..............................                 3,000       18,933
 Kansai Electric Power(c)...................                20,100      487,146
 Kansai Paint Co. Limited...................                 2,000        9,307
 Kao Corp. .................................                 9,000      111,680
 Katokichi..................................                 1,000       20,843
 Kawasaki Kisen Kaisha(b)...................                11,000       34,977
 Kawasaki Steel Corp........................                39,000      136,110
 Keihin Electric............................                 6,000       36,005
 Keio Teito Electric Railway................                16,000       93,221
 Kikkoman Corp..............................                 3,150       23,208
 Kinden Corp................................                 2,000       34,124
 Kinki Nippon Railway.......................                31,000      234,410
 Kirin Brewery Co...........................                19,000      224,717
 Kobe Steel(b)..............................                30,000       92,775
 Komatsu Limited(c).........................                 9,000       74,162
 Konica Corp................................                 1,000        7,251
 Kubota Corp................................                13,000       83,808
 Kumagai Gumi Co............................                 5,000       20,116
 Kurabo Industries..........................                 5,000       19,147
 Kuraray Co. Limited........................                 8,000       87,638
 Kureha Chemical Industries Co.(b)..........                 2,000        9,404
 Kyocera Corp...............................                 3,000      223,070
 Kyowa Hakko Kogyo..........................                 5,000       47,212
 Lion Corp..................................                 2,000       11,808
 Maeda Road Construction....................                 6,000      111,098
 Makita Corp................................                 2,000       31,992
 Marubeni Corp..............................                28,000      151,738
 Marudai Food Co............................                 2,000       14,348
 Maruha Co.(b)..............................                 4,000       13,533
 Marui Co.(b)...............................                 5,000      104,215
 Matsushita Electric Industries.............                40,000      651,464

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Meija Milk Products.........................                 4,000 $     23,964
 Meiji Seika Kaisha..........................                 5,000       30,150
 Misawa Homes................................                 1,000        8,803
 Mitsubishi Bank.............................                12,000      282,690
 Mitsubishi Chemical Corp....................                29,000      141,131
 Mitsubishi Corp.............................                29,000      357,045
 Mitsubishi Electric Corp....................                32,000      230,493
 Mitsubishi Estate...........................                24,000      300,139
 Mitsubishi Gas(b)...........................                 3,000       13,524
 Mitsubishi Heavy Industries Limited.........                68,000      542,538
 Mitsubishi Materials........................                21,000      108,917
 Mitsubishi Oil Co...........................                 2,000       17,780
 Mitsubishi Paper............................                34,000      204,687
 Mitsubishi Steel Manufacturing(b)...........                 1,000        5,235
 Mitsubishi Trust and Banking Limited........                24,000      400,186
 Mitsui Engine & Shipbuilding(b).............                 1,000        2,782
 Mitsui Fire & Marine Insurance..............                13,000       92,756
 Mitsui Fudosan Co. .........................                15,000      184,679
 Mitsui Mining and Smelting(b)...............                 9,000       36,122
 Mitsui O.S.K. Lines(b)......................                20,000       64,176
 Mitsui Toatsu Chemical......................                 6,000       24,139
 Mitsui Trust and Banking Co.................                22,000      241,003
 Mitsui & Co. Limited........................                29,000      254,710
 Mitsukoshi Limited(b).......................                 6,000       56,422
 Mochida Pharmaceuticals.....................                 1,000       13,863
 Murata Manufacturing Co.....................                 4,000      147,356
 Nagase & Co.(b).............................                 1,000        8,609
 Nagoya Railroad Co..........................                11,000       55,452
 Nankai Electric Railway.....................                 6,000       40,717
 NEC Corp. ..................................                30,000      366,450
 New Oji Paper...............................                 8,000       72,437
 NGK Insulators..............................                44,000      439,349
 Nichido Fire and Marine Insurance...........                 8,000       64,371
 Nichii Co. Limited..........................                22,000      292,191
 Nichirei Corp...............................                 5,000       32,476
 Nihon Cement Co.............................                 4,000       26,756
 Nintendo Co.................................                 2,600      197,864

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Nippon Beet Sugar(b)........................                 2,000 $      8,880
 Nippon Communications Systems Corp.(b)......                 1,000       10,567
 Nippon Denso................................                19,000      355,496
 Nippon Express Co...........................                16,000      154,179
 Nippon Fire and Marine Insurance............                11,000       74,647
 Nippon Light Metal..........................                10,000       57,391
 Nippon Meat Packers.........................                16,000      232,666
 Nippon Oil Co. .............................                11,000       69,102
 Nippon Paper Industries.....................                10,000       69,509
 Nippon Seiko Kab Kai........................                 2,000       14,542
 Nippon Shinpan Co. .........................                 5,000       37,808
 Nippon Shokubai Kagaku Kogyo................                 2,000       19,583
 Nippon Steel Corp. .........................               138,000      473,588
 Nippon Suisan(b)............................                 4,000       16,558
 Nippon Yusen Kab Kai........................                22,000      127,752
 Nishimatsu(b)...............................                 2,000       23,460
 Nissan Motor Co. ...........................                46,000      353,634
 Nisshinbo Industries, Inc. .................                 4,000       38,778
 Nissin Food Products Co., Limited(b)........                 2,000       46,921
 NKK Corp.(b)................................                40,000      107,800
 NOF Corp. ..................................                 2,000       10,877
 Nomura Securities...........................                36,000      785,250
 NTN Corp. ..................................                 1,000        6,689
 Obayashi Corp. .............................                 8,000       63,595
 Odakyu Electric Railway.....................                10,000       68,345
 Okamoto Industries..........................                 3,000       19,486
 Okumura(b)..................................                 1,000        9,113
 Olympus Optical Co., Limited................                 1,000        9,694
 Omron Corp. ................................                 3,000       69,218
 Onward Kashiyama(b).........................                 3,000       48,860
 Orient Corp. ...............................                 5,000       28,405
 Orix Corp. .................................                 3,000      123,604
 Osaka Gas Co. ..............................               117,000      404,925
 Penta-Ocean(b)..............................                 2,000       15,511
 Pioneer Electronic..........................                 8,000      146,580
 Q.P. Corp.(b)...............................                 2,000       17,431
 Renown, Inc. ...............................                 5,000       17,402

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Ricoh Co. ..................................                 5,000 $     54,774
 Rohn Company Limited........................                 2,000      113,037
 Sagami......................................                 4,000       17,334
 Sakura Bank.................................                61,000      774,682
 Sankyo Co. .................................                19,000      427,331
 Sankyo Aluminum.............................                 2,000       10,722
 Sanrio Corp.(b).............................                 1,000       11,536
 Sanwo Shutter Corp. ........................                 2,000       14,522
 Sanyo Electric Corp.........................                32,000      184,582
 Sapporo Corporation.........................                 6,000       55,840
 Secom Co. ..................................                 7,000      487,243
 Sega Enterprises............................                 1,000       55,258
 Seino Transportation........................                10,000      167,714
 Seiyu(b)....................................                 2,000       24,818
 Sekisui Chemical............................                 8,000      117,884
 Sekisui House...............................                54,000      691,016
 Settsu Corp.(b).............................                 1,000        3,151
 Seven-Eleven Japan NPV......................                 8,000      564,605
 Sharp Corp. ................................                18,000      287,924
 Shimizu Corp. ..............................                 9,000       91,612
 Shin-Etsu Chemical Co. .....................                 4,000       82,984
 Shinmaywa Industries........................                16,000      132,154
 Shiongoi & Co. .............................                 3,000       25,273
 Shiseido Co. ...............................                 4,000       47,696
 Shizuoka Bank...............................                14,000      176,438
 Shochiku Co.(b).............................                 1,000       10,955
 Shokusan(b).................................                 1,000        3,665
 Showa Denko KK(b)...........................                10,000       31,410
 Skylark Co. ................................                 2,000       36,839
 Snow Brand Milk(b)..........................                 5,000       31,992
 Sony Corp. .................................                 6,200      372,054
 Sumitomo Bank...............................                63,000    1,337,540
 Sumitomo Chemical...........................                20,000       99,852
 Sumitomo Corp. .............................                20,000      203,582
 Sumitomo Electric Industries................                22,000      264,464
 Sumitomo Forestry...........................                 2,000       30,634
 Sumitomo Marine and Fire Insurance..........                12,000       98,651

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Sumitomo Metal Industries(b)................                36,000 $    109,235
 Sumitomo Metal Mining.......................                10,000       89,964
 Sumitomo Osaka Cement.......................                 5,000       23,267
 Taisei Corp. ...............................                11,000       73,473
 Taisho Pharmaceutical Co. ..................                 4,000       79,107
 Taiyo Yuden.................................                 2,000       21,522
 Takara(b)...................................                 2,000       22,879
 Takara Shuzo(b).............................                 4,000       38,274
 Takashimaya Co.(b)..........................                 2,000       31,992
 Takeda Chemical Industries..................                32,000      527,376
 Tanabe......................................                 2,000       14,406
 TDK Corp. ..................................                 8,000      408,718
 Teijin Limited..............................                11,000       56,305
 TOA Corp.(b)................................                 1,000        7,368
 Tobu Railway Co. ...........................                12,000       75,151
 Tohoku Electric Power.......................                 8,080      195,045
 Tokai Bank..................................                36,000      502,560
 Tokio Marine and Fire Insurance.............                29,000      379,538
 Tokyo Broadcasting..........................                 3,000       49,442
 Tokyo Dome Corp. ...........................                 3,000       51,477
 Tokyo Electric Power........................                27,200      727,782
 Tokyo Electronics...........................                 3,000      116,333
 Tokyo Gas Co. ..............................                43,000      151,734
 Tokyo Steel Manufacturing Co. Limited.......                20,000      368,388
 Tokyo Style Co.(b)..........................                 2,000       34,318
 Tokyo Tatemono(b)...........................                 4,000       19,001
 Tokyoto Keiba Co. ..........................                 5,000       20,843
 Tokyu Corp. ................................                16,000      113,075
 Tonen Corp. ................................                20,000      292,772
 Toppan Printing Co. ........................                14,000      184,582
 Toray Industries Inc. ......................                90,000      593,298
 Toshiba Corp.(c)............................                88,000      690,166
 Tosoh Corp.(b)..............................                 5,000       24,091
 Tostem Corp. ...............................                 3,000       99,756
 Toto Limited................................                 4,000       55,840
 Toyo Engineering............................                 1,000        6,301
 Toyo Kanetsu KK.............................                 3,000       15,385

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Toyo Seikan Kaisha..........................                 2,000 $     59,912
 Toyobo Co.(b)...............................                13,000       46,756
 Toyoda Automatic Loom Works Limited.........                 2,000       35,869
 Toyota Motor Corp.(c).......................                77,000    1,634,772
 UBE Industries(b)...........................                 2,000        7,562
 Unitika Limited(b)..........................                 3,000        9,132
 Yamaguchi Bank..............................                 3,000       51,187
 Yamaichi Securities Co. ....................                22,000      171,261
 Yamanouchi Pharmaceutical...................                 4,000       86,087
 Yamato Transport............................                 4,000       47,696
 Yamazaki Baking Co. ........................                 3,000       55,840
 Yasuda Trust and Bank.......................                20,000      118,466
 Yokogawa Bridge Works Corp. ................                 7,000      105,863
 Yokogawa Electric...........................                 4,000       37,847
 77 Bank.....................................                 6,000       55,084
                                                                    ------------
                                                                      43,005,659
                                                                    ------------
SINGAPORE--5.1%
 Amcol Holdings..............................                20,000       55,144
 Chaun Hup Holdings..........................                13,000       11,764
 City Developments...........................                52,000      378,654
 Cycle and Carriage..........................                16,000      159,494
 DBS Land Limited............................                61,000      206,137
 Development Bank Singapore..................                45,000      559,926
 First Capital Corp. ........................                16,000       44,341
 Fraser and Neave Limited....................                16,000      203,610
 Hai Sun Hup Group...........................                29,000       19,476
 Haw Par Brothers International..............                12,000       25,620
 Hotel Properties Limited....................                27,000       41,801
 Inchcape Berhad.............................                11,000       35,306
 Jurong Shipyard.............................                 7,000       53,942
 Keppel Corp. ...............................                34,000      302,869
 Low Keng Huat Limited.......................                 4,000        2,234
 Lum Chang Holdings Limited..................                22,000       18,352
 Metro Holdings..............................                 7,000       27,218
 Natsteel Limited............................                22,000       45,104
 Neptune Orient Lines........................                46,000       51,704
 Overseas Chinese Banking Corp. .............                61,000      763,324

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

SINGAPORE (CONTINUED)
 Overseas Union Enterprises.................                 8,000 $     40,439
 Parkway Holdings Limited...................                19,000       51,581
 Prima Limited..............................                 3,000       11,453
 Robinson and Company.......................                 4,000       16,684
 Shangri-La Hotel...........................                10,000       38,883
 Sia Limited Foreign........................                86,000      802,561
 Singapore Press Holdings...................                22,800      402,979
 Straits Steamship..........................                40,000      135,172
 Straits Trading Co. .......................                20,000       46,942
 United Industrial Corp. ...................                90,000       88,443
 United Overseas Bank.......................                60,600      582,663
 United Overseas Land.......................                33,000       62,756
                                                                   ------------
                                                                      5,286,576
                                                                   ------------
UNITED KINGDOM--13.5%
 Abbey National PLC(b)......................                21,900      216,252
 Anglian Water PLC..........................                 3,000       28,180
 Argos PLC..................................                 2,900       26,835
 Argyll Group...............................                11,000       58,067
 Arjo Wiggins...............................                11,100       28,435
 Associated British FDS.....................                 2,400       13,750
 Barclays PLC(b)............................                26,900      308,643
 Bass(b)....................................                27,900      311,450
 Bat Industries.............................                35,500      312,791
 BBA Group..................................                 3,200       14,383
 Bet Pub Limited............................                48,400       95,435
 BICC PLC...................................                 2,800       11,998
 Blue Circle Industries.....................                 9,900       52,644
 BOC Group..................................                 6,500       90,928
 Boots Co. PLC..............................                 9,300       84,613
 BPB Industries.............................                 6,800       31,884
 British Aerospace..........................                 2,200       27,223
 British Airways............................                13,000       94,056
 British Gas................................               116,800      460,612
 British Land Co.(b)........................                 5,000       29,577
 British Petroleum..........................                61,800      517,173
 British Steel..............................                27,500       69,487

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 British Telecom............................               131,700 $    723,850
 BTR PLC....................................                61,600      314,653
 Cable & Wireless...........................                18,900      134,982
 Cadbury Schweppes PLC......................                16,400      135,461
 Carlton Communities PLC(b).................                 2,300       34,496
 Chubb Security(b)..........................                 2,800       13,846
 Coats Viyella..............................                15,600       42,385
 Commercial Union...........................                11,100      108,228
 Courtaulds PLC.............................                 5,500       34,755
 De La Rue PLC(b)...........................                 2,200       22,236
 Delta PLC..................................                 1,200        7,434
 Electrocomponent PLC.......................                 5,800       32,418
 English China Clays........................                 4,200       20,671
 Forte PLC..................................                15,800       81,075
 General Accident...........................                 3,400       34,365
 General Electric...........................                46,000      253,538
 GKN PLC....................................                 4,700       56,845
 Glaxo Holdings PLC.........................                46,900      666,271
 Grand Metropolitan.........................                39,300      283,117
 Great Universe Stores PLC..................                 9,800      104,226
 Guardian Royal Exchange PLC................                 6,600       28,282
 Guinness...................................                43,200      317,922
 Hammerson PLC..............................                 3,900       21,344
 Hanson.....................................                75,200      224,750
 Harrison & Crossfield PLC..................                 9,600       23,847
 Hepworth Ceramic...........................                 3,300       16,344
 HSBC Holdings..............................                43,800      684,117
 IMI PLC....................................                 4,400       22,441
 Imperial Chemical Industries...............                 9,900      117,278
 Kingfisher PLC.............................                 6,500       54,698
 Ladbroke Group PLC(b)......................                19,400       44,125
 Land Securities PLC........................                 6,900       66,099
 Lasmo PLC..................................                74,200      201,601
 Legal and General..........................                 9,700      100,903
 Lloyds TSB Group...........................               180,086      926,867
 London Electricity PLC.....................                 3,300       29,409
 Lonrho PLC(b)..............................                 9,000       24,593

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 Lucas Industries PLC.......................                28,300 $     79,529
 Marks & Spencer PLC........................                46,700      326,279
 Metal Box-Caradon(b).......................                 8,200       24,889
 MEPC.......................................                 5,500       33,730
 National Grid Group(b).....................                 2,910        9,013
 National Power.............................                13,000       90,726
 Next PLC...................................                 3,700       26,195
 Northwest Water Group(b)...................                 3,800       36,343
 P & O Stream Nav(b)........................                10,100       74,642
 Pearson PLC................................                 6,500       62,973
 Pilkington Ord PLC.........................                10,800       33,871
 Prudential Corp. ..........................                31,700      204,249
 Rank Organisation PLC......................                11,300       81,757
 Reckitt and Coleman........................                22,600      250,182
 Redland PLC................................                 7,100       42,881
 Reed International.........................                 9,400      143,317
 Reuters Holdings PLC(b)....................                27,800      254,656
 Rexam PLC..................................                 6,800       37,374
 RMC Group..................................                 2,700       41,543
 Rolls Royce................................                39,300      115,322
 Royal Bank of Scotland PLC.................                13,300      121,006
 Royal Insurance PLC........................                24,200      143,528
 RTZ Corp...................................                17,800      258,675
 Rugby......................................                 8,700       14,858
 Sainsbury (J) PLC..........................                17,600      107,390
 Schroders PLC..............................                 3,200       67,966
 Scottish & New Castle PLC(b)...............                 1,000        9,517
 Scottish Power PLC(b)......................                13,600       78,127
 Sears......................................                88,800      143,385
 Sedgwick Group.............................                24,700       46,401
 Seeboard PLC(b)............................                   200        1,633
 Slough Estate PLC..........................                 5,300       18,021
 Smith Industries...........................                 4,100       40,485
 Smithkline Beecham, Class A................                12,900      142,202
 Smithkline Beecham.........................                50,400      549,320
 Southern Electric PLC(b)...................                   200        2,807
 Southern Water PLC.........................                 1,700       18,159

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 T & N PLC..................................                 4,200 $     10,564
 Tarmac PLC.................................                12,600       20,148
 Tate & Lyle PLC............................                 1,000        7,328
 Taylor Woodrow PLC.........................                 5,200        9,486
 Tesco......................................                77,700      358,290
 Thames Water PLC...........................                22,800      198,944
 Thorn EMI PLC(b)...........................                 7,100      167,226
 TI Group PLC(b)............................                 5,500       39,195
 Trafalgar House PLC(b).....................                12,600        5,428
 Unigate Limited............................                   600        3,829
 Unilever PLC...............................                13,500      277,301
 United Biscuits PLC........................                 1,400        5,564
 Vodafone Group.............................                26,200       93,762
 Williams Holdings..........................                 7,900       40,231
 Willis Corroon PLC.........................                 3,200        7,005
 Wimpey George PLC..........................                 4,900       10,955
 Wolseley...................................                 7,500       52,517
 Zeneca Group...............................                 8,900      172,172
                                                                   ------------
                                                                     14,106,784
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $68,762,442)........................                         74,297,122
                                                                   ------------
PREFERRED STOCKS--0.6%
AUSTRALIA--0.1%
 News Corp., Limited Voting Preferred Voting
   Shares...................................                24,100      112,761
                                                                   ------------
FRANCE--0.0%
 Casino Guich-Perr, Preferred Shares........                    50        1,135
                                                                   ------------
GERMANY--0.5%
 Allianz AG, Preferred Shares Nonvoting.....                   200      393,495
 Kloeckner AG, Preferred Shares Nonvoting...                   500        3,022
 Lufthansa AG, Preferred Shares Nonvoting...                    50        6,550
 Man AG, Preferred Shares Nonvoting.........                    50       10,753
 RWE AG, Preferred Shares Nonvoting.........                   150       41,921

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
             Description                                  Shares    (Note 2(a))
             -----------                                  ------    -----------

GERMANY (CONTINUED)
 SAP AG, Preferred Nonvoting...........                       500   $     76,085
 Volkswagon AG, Preferred Shares
   Nonvoting...........................                        50         12,150
                                                                    ------------
                                                                         543,976
                                                                    ------------
TOTAL PREFERRED STOCKS
  (COST $580,168)......................                                  657,872
                                                                    ------------
                                                         Principal
                                                Maturity  Amount
                                          Rate    Date     (000)
                                          ----  -------- ---------
FOREIGN CORPORATE OBLIGATION--12.6%
GERMANY--12.6%
 Bundeslaender Versicher
   (cost $12,896,203)..................   8.63% 2/20/96    18,700**   13,143,650
                                                                    ------------
SHORT-TERM INVESTMENTS--13.4%
U.S. TREASURY BILLS--13.4%
 U.S. Treasury Bill....................  5.61%*  2/8/96     1,000        994,320
 U.S. Treasury Bill....................  5.48%* 2/15/96     2,000      1,986,675
 U.S. Treasury Bill....................  5.54%*  3/7/96     2,500      2,478,150
 U.S. Treasury Bill....................  5.07%* 3/28/96     1,600      1,581,232
 U.S. Treasury Bill(c).................  5.35%*  5/2/96     3,500      3,441,883
 U.S. Treasury Bill....................  5.65%* 7/25/96     1,500      1,457,802
 U.S. Treasury Bill....................  5.61%* 8/22/96     1,150      1,113,305
 U.S. Treasury Bill(c).................  5.61%* 9/19/96     1,000        964,475
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $14,002,418)...................                               14,017,842
                                                                    ------------
TOTAL INVESTMENTS
  (COST $96,241,231)(A)--97.8%.........                              102,116,486
Other assets in excess of liabilities--
  2.2%.................................                                2,272,891
                                                                    ------------
NET ASSETS--100.0%.....................                             $104,389,377
                                                                    ============

-----------
Percentages indicated are based on net assets of $104,389,377.
* Yield at purchase.
** Denominated in local currency.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $ 7,077,639
    Unrealized depreciation........................................  (1,202,384)
                                                                    -----------
    Net unrealized appreciation.................................... $ 5,875,255
                                                                    ===========

(b) Represents non-income producing security.

(c) Securities partially or fully pledged as collateral to cover open futures positions.

                                               Contract  Contract   Unrealized
                                                 Price    Value   (Depreciation)
                                               --------  -------- --------------
FOREIGN CURRENCY INVESTMENTS
CURRENCY PURCHASED:
 German Deutsche Mark......................... $0.698600 $328,907    $ (3,032)
 Japanese Yen(d).............................. $0.960000  504,385     (69,326)
 U.K. Pound Sterling.......................... $1.552600  115,183      (1,442)
                                                         --------    --------
TOTAL FOREIGN CURRENCY INVESTMENTS
  (COST $1,022,275)...........................           $948,475    $(73,800)
                                                         ========    ========

(d) Pledged to cover margin requirements for open futures positions.

FINANCIAL FUTURES
                                                                   UNREALIZED
                                         MARKET VALUE             APPRECIATION
                               NUMBER OF   COVERED               (DEPRECIATION)
                               CONTRACTS BY CONTRACTS EXPIRATION  AT 12/31/95
                               --------- ------------ ---------- --------------
Financial Futures Purchased
  Long:
 British Pound--FTSE(1)......      57    $ 8,134,087  March 1996    $ 54,862
 German Deutsche Marks--
   DAX(1)....................       3        447,415  March 1996      12,404
 Japanese Yen--TOPIX(1)......     120     18,426,486  March 1996     851,509
Financial Futures Sold Short:
 German Deutsche Marks(2)....     130    $11,340,875  March 1996     (71,500)
 Japanese Yen(2)                   69      8,491,312  March 1996     101,775
                                                                    --------
                                                                    $949,050
                                                                    ========

(1) Exchange traded local currency denominated futures contracts.
(2) U.S. Dollar denominated futures contracts.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

CORPORATE OBLIGATIONS--33.6%
ASSET-BACKED SECURITIES--7.0%
 Advanta Mortgage Loan Trust,
   Series 1994-3, Class A2............... 7.60%  7/25/10  $ 3,915  $  4,045,170
 First Federal Savings & Loan
   Association, Chicago, Mortgage Backed
   Certificates, Series A, Passthrough
   Notes(b).............................. 8.75%   6/1/06        7         7,113
 Green Tree Home Improvement Loan Trust,
   Series 1994-B1, Class A1.............. 7.15%  7/15/14    1,045     1,071,326
 MBNA Master Credit Card Trust,
   Series 1994-C, Class A................ 6.25%  3/15/04    1,655     1,661,206
 Midlantic Auto Grantor Trust,
   Series 1992-1, Class A................ 4.30%  9/15/97      125       124,509
 Olympic Automobiles Receivables Trust,
   Series 1995-D......................... 6.15%  7/15/01    2,300     2,333,781
 People's Bank Credit Card Master Trust,
   Series 1993-1, Class A................ 4.80% 12/15/99    2,480     2,476,352
 Security Pacific Acceptance Corp.,
   Series 1995-1......................... 7.25%  4/10/20    2,000     2,119,118
                                                                   ------------
                                                                     13,838,575
                                                                   ------------
BANKING--11.3%
 AAB, Global Bond, Bank Guaranteed....... 7.25%  5/31/05    2,800     2,998,192
 Chase Manhattan Corp., Subordinate Note. 9.75%  11/1/01    2,500     2,949,827
 Chevy Chase Auto Receivables Trust
   Class A............................... 5.80%  6/15/02    3,000     3,015,687
 First Union Corp., Subordinate Note..... 6.88%  9/15/05    3,000     3,129,951
 Mellon Financial Co., Senior Notes...... 7.63% 11/15/99    2,310     2,449,360
 Midland Bank PLC, Subordinate Notes..... 8.63% 12/15/04    2,230     2,568,289
 Norwest Corp., Medium Term Note......... 7.75%   3/1/02    1,500     1,639,203
 Saloman, Inc. Senior Notes.............. 6.70%  12/1/98    3,700     3,724,901
                                                                   ------------
                                                                     22,475,410
                                                                   ------------
ENTERTAINMENT--3.2%
 News America Holdings................... 8.50%  2/15/05    2,500     2,821,893
 Time Warner Entertainment............... 9.63%   5/1/02    3,000     3,476,898
                                                                   ------------
                                                                      6,298,791
                                                                   ------------
FINANCE--2.2%
 Associates Corp., North America,
   Corporate Notes....................... 6.63%  6/15/05    1,700     1,757,470
 Chemical Master Credit Card Trust,
   Series 1995-3, Class A................ 6.23%  4/15/02    2,500     2,556,748
                                                                   ------------
                                                                      4,314,218
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

HEALTH CARE & HOSPITAL MANAGEMENT--2.2%
 Columbia HCA/Health, Medium Term Note... 6.87%  9/15/03  $ 4,250  $  4,421,896
                                                                   ------------
HOTELS AND GAMING--1.4%
 Marriot International, Inc., Senior
   Note.................................. 7.88%  4/15/05    2,500     2,718,953
                                                                   ------------
INDUSTRIAL--3.9%
 ITT Corp., Debentures................... 7.38% 11/15/15    5,000     5,132,450
 TCI Communications, Senior Notes........ 8.00%   8/1/05    2,500     2,672,875
                                                                   ------------
                                                                      7,805,325
                                                                   ------------
RETAIL STORES--1.3%
 Dayton Hudson Credit Card Master Trust,
   Series 1995-1, Class A................ 6.10%  2/25/02    2,500     2,543,247
                                                                   ------------
SUPRANATIONALS--0.6%
 European Investment Bank................ 8.88%   3/1/01    1,000     1,143,335
                                                                   ------------
UTILITIES--0.5%
 West Texas Utilities.................... 6.38%  10/1/05    1,000     1,017,028
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $64,213,422).....................                            66,576,778
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--7.5%
 Federal Farm Credit Bank,
   Medium Term Note...................... 7.00%  4/18/97    6,000     6,032,004
 Federal Home Loan Mortgage Corporation,
   Debenture............................. 7.35%  3/22/05    8,000     8,807,624
 Federal Home Loan Mortgage Corporation,
   Pool #555124 ......................... 9.50%  12/1/18        1         1,010
 Government National Mortgage
   Association, Pool #304382............. 8.50%  3/15/23       64        67,206
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $14,201,890).....................                            14,907,844
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS--47.5%
U.S. TREASURY BOND--0.6%
 U.S. Treasury Bond...................... 8.13%  8/15/19    1,000     1,257,812
                                                                   ------------
U.S. TREASURY NOTES--46.9%
 U.S. Treasury Note...................... 5.88%  5/31/96    2,650     2,657,449
 U.S. Treasury Note...................... 7.88%  1/15/98    2,900     3,048,625
 U.S. Treasury Note...................... 5.38%  5/31/98      375       376,288
 U.S. Treasury Note...................... 5.13%  6/30/98      400       399,125
 U.S. Treasury Note...................... 4.75% 10/31/98   19,000    18,750,625
 U.S. Treasury Note...................... 5.00%  1/31/99      550       546,046
 U.S. Treasury Note...................... 6.88%  8/31/99    1,785     1,875,921
 U.S. Treasury Note...................... 7.13%  9/30/99      165       174,900
 U.S. Treasury Note...................... 7.88% 11/15/99      990     1,076,625

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

U.S. TREASURY NOTES (CONTINUED)
 U.S. Treasury Note...................... 7.75% 11/30/99  $ 2,440  $  2,644,350
 U.S. Treasury Note...................... 7.75%  1/31/00   12,100    13,151,187
 U.S. Treasury Note...................... 8.50%  2/15/00      830       925,708
 U.S. Treasury Note...................... 6.88%  3/31/00      800       846,250
 U.S. Treasury Note...................... 6.13%  7/31/00    5,000     5,150,000
 U.S. Treasury Note...................... 8.75%  8/15/00    1,870     2,125,369
 U.S. Treasury Note...................... 7.50% 11/15/01   18,050    19,900,125
 U.S. Treasury Note...................... 7.50%  5/15/02      150       166,500
 U.S. Treasury Note...................... 7.25%  5/15/04    1,500     1,669,217
 U.S. Treasury Note...................... 7.25%  8/15/04    2,365     2,631,063
 U.S. Treasury Note...................... 7.88% 11/15/04    9,700    11,236,829
 U.S. Treasury Note...................... 7.63%  2/15/25    3,000     3,666,558
                                                                   ------------
                                                                     93,018,760
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $90,128,484).....................                            94,276,572
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (COST $168,543,796)....................                           175,761,194
                                                                   ------------
SHORT-TERM INVESTMENT--10.5%
REPURCHASE AGREEMENT--10.5%
 Repurchase Agreement with National
   Westminster Bank dated 12/29/95, with
   a maturity value of $20,870,094 (See
   Footnote A)........................... 5.65%   1/2/96   20,857    20,857,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT (COST
  $20,857,000)...........................                            20,857,000
                                                                   ------------
TOTAL INVESTMENTS--99.1%
  (COST $189,400,796)(A).................                           196,618,194
Other assets in excess of liabilities--
  0.9%...................................                             1,665,477
                                                                   ------------
NET ASSETS--100.0%.......................                          $198,283,671
                                                                   ============

-----------
Percentages indicated are based on net assets of $198,283,671.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $7,224,889
    Unrealized depreciation.........................................     (7,491)
                                                                     ----------
    Net unrealized appreciation..................................... $7,217,398
                                                                     ==========

(b) Illiquid security.
Footnote A: Collateralized by $22,100,000 U.S. Treasury Bill due 9/19/96, with a value of $21,293,129.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

CORPORATE OBLIGATIONS--50.2%
ASSET-BACKED SECURITIES--7.7%
 Advanta Mortgage Loan Trust,
   Series 1994-3, Class A2............... 7.60%  7/25/10  $ 1,625  $  1,679,030
 First U.S.A. Credit Card Master Trust,
   Series 1992-1, Class A................ 5.20%  6/15/98      833       832,116
 Green Tree Financial Corporation,
   Manufactured Housing Senior
   Subordinate Passthrough,
   Series 1995-4, Class A6............... 7.30%  7/15/25    3,000     3,169,227
 Security Pacific Acceptance Corp.
   Manufactured Housing Contract
   Senior Subordinate, Series 1995-1,
   Class A3.............................. 7.25%  4/10/20    2,000     2,119,118
 Standard Credit Card Master Trust I,
   Participation Certificates,
   Series 1994-2, Class A................ 7.25%   4/7/06    1,800     1,945,636
                                                                   ------------
                                                                      9,745,127
                                                                   ------------
BANKING--15.8%
 ABN-AMRO Bank N.V., Chicago Subordinate
   Note.................................. 7.25%  5/31/05    2,000     2,141,566
 Chase Manhattan Corp.,
   Subordinate Note...................... 9.75%  11/1/01    2,000     2,359,862
 Chemical Master Credit Card Trust I,
   Series 1995-3, Asset-Backed CTF, Class
   A..................................... 6.23%  4/15/05    1,000     1,022,699
 Chevy Chase Auto Receivables Trust,
   Series 1995-2 Class A................. 5.80%  6/15/02    2,000     2,010,458
 First Union Corp., Subordinate Note..... 6.88%  9/15/05    2,000     2,086,634
 Interamerican Development Bank,
   Debentures............................ 8.50%  3/15/11    1,800     2,152,114
 Interamerican Development Bank,
   Debentures............................ 7.00%  6/15/25    2,200     2,347,633
 International Bank for Reconstruction
   and Development Debentures............ 9.64%  4/30/99    1,500     1,685,392
 Midland Bank PLC, Subordinate Note...... 8.63% 12/15/04    1,500     1,727,549
 Solomon, Inc., Senior Notes............. 6.70%  12/1/98    2,500     2,516,825
                                                                   ------------
                                                                     20,050,732
                                                                   ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

BEVERAGE, FOOD AND TOBACCO--0.7%
 Grand Metro Investment Corp.,
   Guaranteed Note....................... 7.13%  9/15/04  $   800  $    854,929
                                                                   ------------
CABLE TV SYSTEMS--3.0%
 Cablevision Industries Corp., Senior
   Debentures............................ 9.25%   4/1/08    3,500     3,797,500
                                                                   ------------
CHEMICALS--1.4%
 Monsanto Co., Debenture................. 8.20%  4/15/25    1,500     1,725,809
                                                                   ------------
ENTERTAINMENT--2.2%
 News America Holdings, Senior Note...... 8.50%  2/15/05    2,500     2,821,893
                                                                   ------------
FINANCE--2.0%
 American Express Co., Debentures........ 8.63%  5/15/22      800       911,707
 Sears Credit Master Trust II,
   Series 1995-3, Class A................ 7.00% 10/15/04    1,600     1,679,742
                                                                   ------------
                                                                      2,591,449
                                                                   ------------
FOREST AND PAPER PRODUCTS--0.7%
 Weyerhaeuser Co., Debentures............ 8.38%  2/15/07      800       943,652
                                                                   ------------
HEALTH CARE & HOSPITAL MANAGEMENT--3.8%
 Coastal Corp. .......................... 7.75% 10/15/35    2,000     2,136,354
 Columbia/HCA Healthcare Corp. .......... 7.58%  9/15/25    2,500     2,723,243
                                                                   ------------
                                                                      4,859,597
                                                                   ------------
HOTELS AND GAMING--1.7%
 Marriott International, Inc., Senior
   Note, Series B........................ 7.88%  4/15/05    2,000     2,175,162
                                                                   ------------
RETAIL STORES--5.8%
 Dayton Hudson Credit Card Master Trust
   Series 95-1, Class A.................. 6.10%  2/25/02    1,500     1,525,948
 Dayton Hudson Corp., Debenture.......... 7.88%  6/15/23    1,800     1,867,500
 Federated Department Stores, Senior
   Notes................................. 8.13% 10/15/02    4,000     4,040,000
                                                                   ------------
                                                                      7,433,448
                                                                   ------------
TELECOMMUNICATIONS--4.6%
 ITT Corp................................ 7.75% 11/15/25    2,000     2,052,980
 TCI Communications, Inc. ............... 8.75%   8/1/15    3,500     3,862,891
                                                                   ------------
                                                                      5,915,871
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

UTILITIES--0.8%
 West Texas Utilities First Mortgage,
   Series U.............................  6.38%  10/1/05  $ 1,000  $  1,017,028
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $60,247,885)....................                             63,932,197
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS--40.1%
U.S. TREASURY BONDS--8.0%
 U.S. Treasury Bond..................... 10.75%  5/15/03    1,000     1,314,686
 U.S. Treasury Bond..................... 11.13%  8/15/03    3,500     4,702,026
 U.S. Treasury Bond..................... 12.00%  8/15/13    1,760     2,717,000
 U.S. Treasury Bond.....................  9.88% 11/15/15    1,000     1,448,125
                                                                   ------------
                                                                     10,181,837
                                                                   ------------
U.S. TREASURY NOTES--32.1%
 U.S. Treasury Note.....................  5.88%  5/31/96    3,850     3,860,822
 U.S. Treasury Note.....................  4.75%  2/15/97    3,500     3,483,588
 U.S. Treasury Note.....................  7.88%  1/15/98      700       735,875
 U.S. Treasury Note.....................  5.00%  1/31/99    6,450     6,403,631
 U.S. Treasury Note.....................  7.75% 11/30/99    1,500     1,625,625
 U.S. Treasury Note.....................  6.75%  4/30/00    6,200     6,527,428
 U.S. Treasury Note.....................  7.75%  2/15/01    2,000     2,210,000
 U.S. Treasury Note.....................  7.50% 11/15/01    6,000     6,615,000
 U.S. Treasury Note.....................  7.25%  5/15/04    8,500     9,458,894
                                                                   ------------
                                                                     40,920,863
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $48,518,853)....................                             51,102,700
                                                                   ------------
U.S. GOVERNMENT AGENCY
  OBLIGATION--0.1%
Government National Mortgage
  Association, Pool #201299 (cost
  $77,388)..............................  8.50%  2/15/17       77        81,023
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (COST $108,844,126)...................                           $115,115,920
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
               Description                 Rate    Date     (000)   (Note 2(a))
               -----------                 ----  -------- --------- -----------

SHORT-TERM INVESTMENT--8.8%
REPURCHASE AGREEMENT--8.8%
 Repurchase agreement with National
   Westminster Bank dated 12/29/95, with a
   maturity value of $11,174,010 (see
   Footnote A)............................ 5.65%  1/2/96   $11,167  $ 11,167,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
  (COST $11,167,000)......................                            11,167,000
                                                                    ------------
TOTAL INVESTMENTS
  (COST $120,011,126)(A)--99.2%...........                           126,282,920
Other assets in excess of liabilities--
  0.8%....................................                             1,025,749
                                                                    ------------
NET ASSETS--100.0%........................                          $127,308,669
                                                                    ============

-----------
Percentages are based on net assets of $127,308,669.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $6,271,794
    Unrealized depreciation.........................................        --
                                                                     ----------
    Net unrealized appreciation..................................... $6,271,794
                                                                     ==========

Footnote A: Collateralized by $11,300,000 U.S. Treasury Note, 5.63%, due
           10/31/97; with a value of $11,480,710.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
              Description                  Rate    Date    (000)*   (Note 2(a))
              -----------                  ----  -------- --------- -----------

CORPORATE OBLIGATIONS--5.3%
BRITISH POUNDS STERLING--1.3%
 Barclays Bank........................... 10.25% 12/10/97      120  $   197,956
                                                                    -----------
FRENCH FRANCS--1.9%
 Unilever NV.............................  9.88%   9/4/97    1,300      284,768
                                                                    -----------
JAPANESE YEN--2.1%
 Export-Import Bank of Japan.............  4.38%  10/1/03   30,000      319,530
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $456,789)........................                               802,254
                                                                    -----------
FOREIGN GOVERNMENT
  OBLIGATIONS--50.0%
BELGIUM FRANCS--3.6%
 Belgium Government, Series 19...........  6.50%  3/31/05   16,000      536,496
                                                                    -----------
BRITISH POUNDS STERLING--3.0%
 United Kingdom Exchequer................ 12.25%  3/26/99      250      451,346
                                                                    -----------
CANADIAN DOLLARS--3.7%
 Canadian Government.....................  9.75%  10/1/97      200      156,206
 Canadian Government..................... 10.75%  3/15/98      500      402,832
                                                                    -----------
                                                                        559,038
                                                                    -----------
DANISH KRONE--2.6%
 Kingdom of Denmark......................  9.00% 11/15/98    2,000      393,120
                                                                    -----------
FINLAND--2.3%
 Republic of Finland.....................  6.00%  1/29/02   30,000      346,800
                                                                    -----------
FRENCH FRANCS--5.4%
 France O.A.T............................  8.50%  6/25/97    2,800      599,348
 France O.A.T............................  5.50%  4/25/04    1,100      210,265
                                                                    -----------
                                                                        809,613
                                                                    -----------
GERMAN DEUTSCHEMARKS--9.2%
 Austria Republic........................  6.00%   4/1/98      600      435,555
 Bundesrepublic..........................  9.00% 10/20/00      600      488,375
 Deutsche Bundespost.....................  7.50%   8/2/04      600      453,497
                                                                    -----------
                                                                      1,377,427
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                    Principal
                                           Maturity   Amount         Value
         Description              Rate       Date     (000)*      (Note 2(a))
         -----------              ----     -------- ---------     -----------

ITALIAN LIRA--6.1%
 Italy Government..............   8.50%      1/1/99 15,000,000    $   910,500
                                                                  -----------
JAPANESE YEN--5.6%
 Japan Development Bank........   6.50%     9/20/01     35,000        414,155
 Japan Government Bank, Series
   175.........................   4.50%    12/20/04     40,000        430,240
                                                                  -----------
                                                                      844,395
                                                                  -----------
NETHERLAND GUILDERS--5.0%
 Netherland Government.........   5.75%     1/15/04      1,200        744,109
                                                                  -----------
SPANISH PESETAS--3.5%
 Spanish Government............   8.00%     5/30/04     70,000        523,040
                                                                  -----------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS
  (COST $7,387,364)............                                     7,495,884
                                                                  -----------
SUPRANATIONAL OBLIGATIONS--13.4%
GERMAN DEUTSCHEMARKS--3.1%
 European Investment Bank......   7.50%     11/4/02        600        457,982
                                                                  -----------
JAPANESE YEN--10.3%
 Asian Development Bank........   5.00%      2/5/03     40,000        441,080
 Council of Europe.............   6.88%      3/5/01     30,000        356,250
 IBRD..........................   5.25%     3/20/02     30,000        337,890
 Interamerican Development
   Bank........................   7.25%     5/15/00     35,000        415,625
                                                                  -----------
                                                                    1,550,845
                                                                  -----------
TOTAL SUPRANATIONAL OBLIGATIONS
  (COST $2,035,096)............                                     2,008,827
                                                                  -----------
SHORT-TERM INVESTMENT--32.1%
U.S. TREASURY BILL--32.1%
 U.S. Treasury Bill............    5.18%**   1/4/96      4,815(b)   4,812,922
                                                                  -----------
TOTAL SHORT-TERM INVESTMENT
  (COST $4,812,922)............                                     4,812,922
                                                                  -----------
TOTAL INVESTMENTS
  (COST $14,692,171)(A)--
  100.8%.......................                                    15,119,887
Liabilities in excess of
  assets--(0.8%)...............                                      (124,599)
                                                                  -----------
TOTAL NET ASSETS--100.0%.......                                   $14,995,288
                                                                  ===========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

-----------
Percentages indicated are based on net assets of $14,995,288.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................... $427,716
    Unrealized depreciation...........................................      --
                                                                       --------
    Net unrealized appreciation....................................... $427,716
                                                                       ========

(b) Denominated in U.S. dollars.

FORWARD FOREIGN CURRENCY CONTRACT
                                 Principal               Market
                                 Amount in               Value
                                   Local                in U.S.    Unrealized
                                 Currency    Proceeds   Dollars   Appreciation
                                 ---------   --------   -------   ------------
 Japanese Yen, expiring 2/10/96 300,000,000 $3,036,130 $2,928,038   $108,092
                                                                    ========

 * Numbers are presented in local currency unless otherwise indicated. ** Yield at purchase.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

MUNICIPAL BONDS--98.9%
ALASKA--0.7%
 Alaska Student Loan Corp.,
   Student Loan Revenue,
   State Assisted, Series A
   (A.M.T.).................       A/A    5.50%  7/1/04   $ 1,000  $  1,007,940
 North Slope Boro Refunding,
   Series G (FSA Insured)...   Aaa/AAA    8.35% 6/30/98     1,500     1,650,360
                                                                   ------------
                                                                      2,658,300
                                                                   ------------
ARIZONA--1.3%
 Maricopa County University
   School District No. 41,
   Series C, Collateralized
   by U.S. Government
   Securities (Pre-refunded
   at 100 on 7/1/04)(FGIC
   Insured).................   Aaa/AAA    6.10%  7/1/14     2,000     2,219,600
 Pima County Refunding,
   Series A.................     Aa/A+    5.00%  7/1/02     3,000     3,103,440
                                                                   ------------
                                                                      5,323,040
                                                                   ------------
CALIFORNIA--12.5%
 California Health
   Facilities Financing
   Authority Revenue
   Refunding, Catholic
   Health Facilities
   Insured, Series B (AMBAC
   Insured).................   Aaa/AAA    4.50%  7/1/02     2,500     2,506,275
 California Health
   Facilities Financing, St.
   Joseph's Health Systems,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   7/1/99)..................    NR/AA-    6.90%  7/1/14     6,750     7,490,137

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

CALIFORNIA (CONTINUED)
 Central Valley Financing
   Authority,
   Califcogeneration Project
   Revenue, Carson Ice
   Generation Project.......   NR/BBB-    5.50%  7/1/01   $   975  $    993,515
 Central Valley Financing
   Authority,
   Califcogeneration Project
   Revenue, Carson Ice
   Generation Project.......   NR/BBB-    5.40%  7/1/00     2,550     2,598,909
 Fresno Health Facilities
   Revenue, Holy Cross
   Health Systems Corp.
   (MBIA Insured)...........    A1/AA-    5.10% 12/1/03     1,570     1,626,834
 Fresno Health Facilities
   Revenue, Holy Cross
   Health Systems Corp.
   (MBIA Insured)...........    A1/AA-    5.10% 12/1/03       635       657,987
 Fresno Health Facilities
   Revenue, Holy Cross
   Health Systems Corp.
   (MBIA Insured)...........    A1/AA-    5.00% 12/1/02     1,500     1,548,900
 Los Angeles Wastewater
   Systems Revenue, Series A
   (MBIA Insured)...........   Aaa/AAA    8.50%  6/1/00     1,360     1,592,519
 MSR Public Power Agency
   California, San Juan
   Project
   Revenue Refunding, Series F
   (AMBAC Insured)..........   Aaa/AAA    5.55%  7/1/02     1,615     1,721,429
 Northern California Power
   Agency, Public Power
   Refunding, Geothermal
   Project #3, Series A.....   Aaa/AAA    5.85%  7/1/10     4,625     4,983,946
 Northern California Power
   Agency, Public Power
   Refunding, Series B-1,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 100 on
   7/1/98)..................    NR/AAA    8.00%  7/1/24     3,000     3,291,660

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

CALIFORNIA (CONTINUED)
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble Project.   NR/BBB-    5.90%   7/1/02  $ 1,000  $  1,027,670
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble Project.   NR/BBB-    5.80%   7/1/01    1,300     1,333,800
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble Project.   NR/BBB-    5.60%   7/1/99    3,300     3,373,557
 South Coast Air Quality
   Management District
   Building Corp.,
   California Revenue
   Institutional Sale,
   Series B, (Pre-refunded
   at 102 on 8/1/99)........   Aaa/AAA    7.13%   8/1/14    3,650     4,092,270
 University of California
   Revenue Refunding,
   Multiple Purpose Projects
   (MBIA Insured)...........   Aaa/AAA    6.20%   9/1/01    6,675     7,312,129
 University of California
   Revenue Refunding,
   Multiple Purpose
   Projects, Series B (MBIA
   Insured).................   Aaa/AAA    4.90%   9/1/08    3,140     3,064,514
                                                                   ------------
                                                                     49,216,051
                                                                   ------------
COLORADO--8.3%
 Adams County Single Family
   Mortgage Revenue, Series
   A, Collateralized by U.S.
   Government Securities....   Aaa/AAA    8.88%   8/1/03    1,230     1,579,037
 Denver City and County
   Airport, Series A
   (A.M.T.).................    Baa/BB    7.40% 11/15/04      200       224,006
 Denver City and County
   Airport, Series A........   Aaa/AAA    8.50% 11/15/07    2,000     2,344,740
 Denver City and County
   Airport, Series A........      B/BB    8.00% 11/15/17    4,215     4,505,624
 Denver City and County
   Airport, Series A........     NR/NR    8.00% 11/15/25    1,360     1,542,158

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

COLORADO (CONTINUED)
 Denver City and County
   Airport, Series B
   (A.M.T.).................     NR/NR    7.25% 11/15/05  $ 2,000  $  2,195,120
 Denver City and County
   Airport, Series C........      B/BB    6.55% 11/15/03    1,145     1,219,425
 Denver City and County
   Airport, Series D........      B/BB    7.30% 11/15/00    2,900     3,171,556
 Denver City & County Water
   Refunding................     Aa/AA    7.00%  10/1/99    8,665     9,548,137
 Denver Metropolitan Major
   League Baseball Stadium,
   Colorado Revenue
   Refunding, Sales Tax,
   Baseball Stadium Project
   (FGIC Insured)...........   Aaa/AAA    4.60%  10/1/05    2,000     1,982,040
 Poudre Valley Hospital
   District Revenue,
   Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 101 on
   12/1/01) (AMBAC Insured).   Aaa/AAA    6.63%  12/1/01    3,750     4,243,163
                                                                   ------------
                                                                     32,555,006
                                                                   ------------
DISTRICT OF COLUMBIA--4.9%
 District of Columbia,
   Series A, Collateralized
   by U.S. Government
   Securities (Pre-refunded
   at 102 on 6/1/00)........   Aaa/AAA    7.25%   6/1/05    1,125     1,283,299
 District of Columbia
   Hospital Revenue,
   Washington Hospital
   Center Corp. Issue,
   Series A, Collateralized
   by U.S. Government
   Securities (Pre-refunded
   at 102 on 1/1/01)........    NR/BBB    8.75%   1/1/15    2,750     3,330,608

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                    Ratings
                                   Moody's/                   Principal
                                      S&P            Maturity  Amount      Value
    Description                   (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------                   -----------  ----  -------- --------- -----------

DISTRICT OF COLUMBIA (CONTINUED)
 District of Columbia Refunding,
   Series A-1 (MBIA Insured)....    Aaa/AAA    4.75%  6/1/03   $ 2,960  $  2,950,735
 District of Columbia Refunding,
   Series A-1 (MBIA Insured)....    Aaa/AAA    4.65%  6/1/02     1,500     1,494,180
 District of Columbia Refunding,
   Series B-1 (AMBAC Insured)...    Aaa/AAA    5.10%  6/1/03     3,000     3,055,530
 District of Columbia Refunding,
   Series B-1 (AMBAC Insured)...    Aaa/AAA    5.40%  6/1/06     4,850     4,966,303
 District of Columbia Refunding,
   Series B-3 (MBIA Insured)....    Aaa/AAA    5.20%  6/1/04     2,000     2,040,920
                                                                        ------------
                                                                          19,121,575
                                                                        ------------
FLORIDA--3.6%
 Florida State Board of
   Education Capital Outlay
   Refunding, Series A,
   Collateralized by U.S.
   Government Securities (Pre-
   refunded at 102 on 6/1/00)...    Aaa/AAA    7.25%  6/1/23     4,620     5,282,185
 Orlando Utilities Commission
   Water & Electric Revenue,
   Series A.....................      Aa/AA    5.25% 10/1/23     7,500     7,343,775
 Orlando Utilities Commission
   Water & Electric Revenue,
   Series D.....................     Aa/AA-    5.00% 10/1/23     1,500     1,431,705
                                                                        ------------
                                                                          14,057,665
                                                                        ------------
GEORGIA--6.0%
 Georgia State,
   General Obligation...........    Aaa/AA+    7.25%  9/1/04     9,440    11,310,253

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

GEORGIA (CONTINUED)
 Georgia State,
   General Obligation.......   Aaa/AA+    7.25%  9/1/05  $ 10,130  $ 12,235,014
                                                                   ------------
                                                                     23,545,267
                                                                   ------------
HAWAII--2.5%
 Hawaii State Department of
   Budget & Finance Special
   Purpose Mortgage Revenue,
   Kapiolani Healthcare
   System...................       A/A    5.60%  7/1/02     2,065     2,130,770
 Hawaii State Refunding,
   Series C.................     Aa/AA    4.25%  7/1/99     7,500     7,549,800
                                                                   ------------
                                                                      9,680,570
                                                                   ------------
ILLINOIS--12.2%
 Chicago Metropolitan Water
   Reclamation District.....     Aa/AA    5.00% 12/1/02     4,500     4,671,720
 Chicago Public Community
   Building Revenue, Series
   A (MBIA Insured).........   Aaa/AAA    4.90% 12/1/01     3,000     3,087,600
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    5.20% 10/1/03       750       753,743
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    5.10% 10/1/02     1,180     1,185,263
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    5.00% 10/1/01     1,120     1,124,357
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    4.90% 10/1/00       825       827,714

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
ILLINOIS (CONTINUED)
 Illinois Health
   Facilities Authority
   Revenue Refunding &
   Improvement, Swedish
   Covenant,
   Series A..............   Baa1/A-   6.10%  8/1/08   $ 1,000  $  1,033,280
 Illinois State Sales Tax
   Revenue, Series S.....    A1/AAA   4.85% 6/15/06    11,300    11,276,722
 Illinios State Toll
   Highway Authority,
   Toll Highway Priority
   Revenue, Series A.....      A1/A   3.50%  1/1/05     4,000     3,630,240
 Illinois Health
   Facilities Authority
   Revenue Refunding,
   Illinois Memorial
   Hospital..............  VMIG1/NR   5.60%  1/1/16     1,930     1,930,000
 Metropolitan Pier &
   Exposition Authority,
   Illinois Dedicated
   State Tax Revenue.....      A/A+   6.40%  6/1/03    10,495    11,636,226
 Metropolitan Pier &
   Exposition Authority,
   Illinois Dedicated
   State Tax Revenue.....      A/A+   6.50%  6/1/05     2,960     3,336,482
 Regional Transportation
   Authority, Series A
   (AMBAC Insured).......   Aaa/AAA   8.00%  6/1/03     2,785     3,357,067
                                                               ------------
                                                                 47,850,414
                                                               ------------
IOWA--0.8%
 Iowa Student Loan
   Liquidity Corp.
   Student Loan Revenue,
   Series A..............    Aa1/NR   6.00%  3/1/98     3,000     3,104,850
                                                               ------------
INDIANA--3.1%
 Indiana Bond Bank,
   Special Program,
   Series A-2............      A/NR   4.75% 11/1/02       375       374,760
 Indiana Bond Bank,
   Special Program,
   Series A-2............      A/NR   4.65% 11/1/01       375       374,599
 Indiana Bond Bank
   Revenue Guarantee,
   State Revolving Fund
   Program, Series A.....      NR/A   5.80%  2/1/02       500       527,185

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
INDIANA (CONTINUED)
 Indiana Bond Bank Revenue
   Guarantee, State Revolving
   Fund Program, Series A....      NR/A   5.60%  2/1/05   $  700   $    727,230
 Indiana Health Facility,
   Funding Authority Revenue,
   Capital Access Designated
   Pool......................  VMIG1/NR   5.60% 12/1/10    1,000      1,000,000
 Indiana State Office
   Community Building Capital
   Complex Revenue Refunding,
   State Office Building II
   Facilities, Series D......     A1/A+   6.50%  7/1/99    3,000      3,187,590
 Indianapolis Economic
   Development Water
   Facilities Revenue
   Refunding, Indianapolis
   Water Co. Project.........     A1/A+   5.20%  5/1/01    5,810      5,948,162
                                                                   ------------
                                                                     12,139,526
                                                                   ------------
MASSACHUSETTS--3.9%
 Massachusetts Bay
   Transportation Authority,
   General Transportation
   Systems, Series A,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   3/1/01)...................    Aaa/A+   7.00%  3/1/22    3,500      4,000,500
 Massachusetts Municipal
   Wholesale Electric Company
   Supply System Revenue,
   Series B..................   Aaa/AAA   4.50%  7/1/04    4,215      4,163,703
 Massachusetts State General
   Obligation, Series B......      A/A+   9.25%  7/1/00    2,000      2,400,240
 Massachusetts State
   Refunding, Series A.......     A1/A+   6.25%  7/1/02    4,500      4,949,190
                                                                   ------------
                                                                     15,513,633
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
NEVADA--3.4 %
 Clark County General
   Obligation................     A1/A+   7.00%   9/1/00  $ 6,705  $  7,482,914
 Las Vegas Refunding.........      A1/A   6.40%  10/1/03    2,250     2,488,680
 Nevada State Municipal Bond
   Bank Project No. R-5,
   Series A..................     Aa/AA   6.00%   5/1/02    1,000     1,083,500
 Nevada State Municipal Bond
   Bank Project No. R-5,
   Series A..................     Aa/AA   4.50%  11/1/02    1,020     1,026,212
 Nevada State Refunding,
   Series C..................     Aa/AA   5.90%   4/1/01    1,000     1,074,230
                                                                   ------------
                                                                     13,155,536
                                                                   ------------
NEW YORK--8.9%
 New York City, General
   Obligation, Series F......   Aaa/AAA   3.00% 11/15/00    3,000     2,857,260
 New York City Municipal
   Water Financing Authority
   Water & Sewer Systems
   Revenue, Series C,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 101.5 on
   6/15/01) (FGIC Insured)...   Aaa/AAA   7.00%  6/15/16    3,805     4,369,548
 New York State Local
   Assistance Corp., Series
   A, Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   4/1/01)...................   Aaa/AAA   7.25%   4/1/18    2,000     2,319,020
 New York State Local
   Assistance Corp., Series
   B, Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   4/1/01)...................   Aaa/AAA   7.50%   4/1/20    4,255     4,983,456

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
NEW YORK (CONTINUED)
 New York State Local
   Assistance Corp., Series
   C, Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   4/1/01)...................   Aaa/AAA   7.00%  4/1/21   $   825  $    946,960
 New York State Throughway
   Authority, Highway &
   Bridge Traffic Fund,
   Series A..................      A/A-   6.00%  4/1/99    17,025    17,736,645
 Triborough Bridge & Tunnel
   Authority, New York
   Revenue, Series R,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 100 on
   1/1/00)...................   Aaa/AAA   6.00%  1/1/20     1,500     1,604,865
                                                                   ------------
                                                                     34,817,754
                                                                   ------------
NORTH CAROLINA--0.8%
 North Carolina Municipal
   Power Agency No. 1,
   Catawba Electric Revenue,
   (MBIA Insured)............   Aaa/AAA   7.25%  1/1/07     2,500     2,989,300
                                                                   ------------
PENNSYLVANIA--10.7%
 Geisinger Authority Health
   Systems, Series A.........     NR/NR   5.50%  7/1/03     2,895     3,063,489
 Pennsylvania
   Intergovernmental
   Cooperative Authority,
   Special Tax Revenue, City
   of Philadelphia Funding
   Program Collateralized by
   U.S. Government Securities
   (Pre-refunded at 100 on
   6/15/02)..................   Aaa/AAA   6.80% 6/15/22     9,375    10,662,094
 Pennsylvania
   Intergovernmental
   Cooperative Authority,
   Special Tax Revenue, City
   of Philadelphia Funding
   Program (FGIC Insured)....   Aaa/AAA   6.00% 6/15/00     7,000     7,497,280

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
PENNSYLVANIA (CONTINUED)
 Philadelphia Gas Works
   Revenue, Fourteenth
   Series....................   Aaa/AAA   7.00%  7/1/02   $12,090  $ 13,759,992
 Philadelphia Gas Works
   Revenue, Fifteenth Series
   (FSA Insured).............   Aaa/AAA   4.90%  8/1/02     1,350     1,378,903
 Pittsburgh Water & Sewer
   Authority, Water & Sewer
   System Revenue, Series A,
   (Pre-refunded at 102 on
   9/1/01)...................   Aaa/AAA   6.50%  9/1/14     5,000     5,642,850
                                                                   ------------
                                                                     42,004,608
                                                                   ------------
SOUTH CAROLINA--1.3%
 South Carolina State Public
   SVC Authority Revenue,
   Series A..................     A1/A+   5.00%  7/1/01     5,000     5,137,900
                                                                   ------------
TENNESSEE--1.3%
 Chattanooga-Hamilton County,
   Hospital Authority
   Hospital Revenue, Enlanger
   Medical Center............   Aaa/AAA   5.63% 10/1/09     5,000     5,274,550
                                                                   ------------
TEXAS--1.2%
 Dallas Independent School
   District, Collateralized
   by U.S. Government
   Securities................    Aa/AAA   8.70%  8/1/00     1,000     1,188,280
 Humble Independent School
   District Refunding
   (PSFG Insured)............   Aaa/AAA   6.00% 2/15/04     2,035     2,203,132
 Texas State Public Financing
   Authority, Series A.......     Aa/AA   8.00% 10/1/99     1,000     1,134,560
                                                                   ------------
                                                                      4,525,972
                                                                   ------------
VIRGINIA--1.7%
 Fairfax County Refunding,
   Series A..................   Aaa/AAA   5.80%  6/1/02     5,250     5,373,060
 Virginia Beach Public
   Improvement, Series A.....     Aa/AA   6.85%  5/1/99     1,100     1,187,384
                                                                   ------------
                                                                      6,560,444
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----  -------- --------- -----------
WASHINGTON--2.3%
 King County General
   Obligation, Series A.   Aa1/AA+   9.00% 12/1/99   $ 1,200  $  1,407,888
 Snohomish County Public
   Utilities District
   No. 001, Electric
   Revenue Generation
   System,
   Series B (A.M.T.)....     A1/A+   5.15%  1/1/03     1,280     1,299,533
 Washington State Health
   Care Facility
   Authority Revenue,
   Fred Hutchinson
   Cancer...............  VMIG1/NR   6.00%  1/1/18       450       450,000
 Washington State Health
   Care Facility
   Authority Revenue,
   Fred Hutchinson
   Cancer...............  VMIG1/NR   6.00%  1/1/18     1,335     1,335,000
 Washington State Public
   Power Supply Systems,
   Nuclear Project No. 1
   Revenue, Series A,
   Collateralized by
   U.S. Government
   Securities (Pre-
   refunded at 102 on
   7/1/99) (MBIA
   Insured).............   Aaa/AAA   7.50%  7/1/15     1,420     1,603,279
 Washington State Public
   Power Supply Systems,
   Nuclear Project No. 2
   Revenue, Series B
   (MBIA Insured).......   Aaa/AAA   5.10%  7/1/04     2,800     2,844,408
                                                              ------------
                                                                 8,940,108
                                                              ------------
WEST VIRGINIA--1.7%
 Pleasants County
   Pollution Control
   Revenue Refunding,
   Monongahela Power
   Co., Series B........     A1/NR   6.88%  4/1/98     6,105     6,502,558
                                                              ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----  -------- --------- -----------
WISCONSIN--5.8%
 Wisconsin Health
   Facility Authority
   Revenue, Franciscan
   Health Care.......... VMIG1/A-1+  5.50%  1/1/16   $   235  $    235,000
 Wisconsin State General
   Obligation, Series B.      Aa/AA  7.00%  5/1/01     3,950     4,454,652
 Wisconsin State General
   Obligation, Series B.      Aa/AA  7.00%  5/1/02     4,155     4,750,328
 Wisconsin State General
   Obligation, Series B.      Aa/AA  7.00%  5/1/03     4,625     5,345,205
 Wisconsin State General
   Obligation, Series 2.      Aa/AA  5.13% 11/1/08     3,000     3,039,270
 Wisconsin State
   Refunding, Series 3..      Aa/AA  4.25% 11/1/99     4,895     4,924,908
                                                              ------------
                                                                22,749,363
                                                              ------------
TOTAL INVESTMENTS
  (COST
  $370,618,759)(A)--
  98.9%.................                                       387,423,990
Other assets in excess
  of liabilities--1.1%..                                         4,446,727
                                                              ------------
NET ASSETS--100.0%......                                      $391,870,717
                                                              ============

-----------
Percentages indicated are based on net assets of $391,870,717.
(a) Represents cost for federal income tax and financial reporting purposes and differs from the value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $16,805,231
    Unrealized depreciation........................................         --
                                                                    -----------
    Net unrealized appreciation.................................... $16,805,231
                                                                    ===========

AMBAC--American Municipal Bond Assurance Corporation.
A.M.T.--Subject to Alternative Minimum Tax.
FGIC--Financial Guaranty Insurance Company.
FSA--Financial Security Assurance.
MBIA--Municipal Bond Insurance Association.
NR--No rating available.
PSFG--Permanent School Fund Guaranty.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
MUNICIPAL BONDS--98.9%
ALASKA--0.3%
 Alaska Student Loan
   Corp., Student Loan
   Revenue State
   Assisted, Series A
   (AMBAC Insured),
   (A.M.T.)..............    Aaa/AAA  6.13%  7/1/05   $  800   $    832,792
                                                               ------------
ARIZONA--1.1%
 Maricopa County School
   District No. 028,
   Kyrene Elementary,
   Series B
   (FGIC Insured)........    Aaa/AAA  6.00%  7/1/14    2,500      2,631,675
                                                               ------------
CALIFORNIA--15.9%
 Central Valley Financing
   Authority,
   Califogeneration
   Project Revenue,
   Carson Ice Generation
   Project...............  Bbb-/BBB-  6.00%  7/1/09    5,600      5,699,344
 Cupertino Certificates
   of Participation, Open
   Space Acquisition
   Project,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102
   on 4/1/01)............      NR/NR  7.13%  4/1/16    2,675      3,064,186
 Fresno Health Facilities
   Revenue, Holy Cross
   Health System Corp.
   (MBIA Insured)........      A1/AA  5.25% 12/1/05    1,850      1,922,446
 Los Angeles Wastewater
   Systems Revenue,
   Series D,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102
   on 12/1/00) (MBIA
   Insured)..............    Aaa/AAA  6.70% 12/1/21   10,000     11,316,500
 Northern California
   Power Agency, Public
   Power Revenue
   Refunding, Geothermal
   Project No. 3, Series
   A.....................    Aaa/AAA  5.60%  7/1/06    3,500      3,728,620

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----  -------- --------- -----------
CALIFORNIA (CONTINUED)
 Northern California
   Power Agency, Public
   Power Revenue
   Refunding, Geothermal
   Project No. 3, Series
   A....................   Aaa/AAA   5.65%   7/1/07  $ 4,800  $  5,115,936
 Northern California
   Power Agency, Public
   Power Revenue
   Refunding, Geothermal
   Project No. 3, Series
   A....................     NR/NR   5.80%   7/1/09    4,000     4,309,440
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble
   Project..............   NR/BBB-   7.00%   7/1/05    1,500     1,666,005
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble
   Project..............   NR/BBB-   6.20%   7/1/06    2,500     2,567,950
                                                              ------------
                                                                39,390,427
                                                              ------------
COLORADO--12.2%
 Denver City and County
   Airport Revenue,
   Series A (A.M.T.)....    Baa/BB   8.50% 11/15/23    2,500     2,865,025
 Denver City and County
   Airport Revenue,
   Series A (A.M.T.)....    Baa/BB   8.00% 11/15/25    2,295     2,576,229
 Denver City and County
   Airport Revenue,
   Series B (A.M.T.)....    Baa/BB   7.25% 11/15/05    3,000     3,292,680
 Denver City and County
   Airport Revenue,
   Series C (A.M.T.)....    Baa/BB   6.50% 11/15/06    2,000     2,100,160
 Denver City and County
   Airport Revenue,
   Series C (A.M.T.)....    Baa/BB   6.13% 11/15/25    9,355     9,373,242
 Denver City and County
   Airport Revenue,
   Series D (A.M.T.)....    Baa/BB   7.75% 11/15/13    6,925     8,332,160

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
COLORADO (CONTINUED)
 Denver Metropolitan
   Major League Baseball
   Stadium District
   Revenue Refunding,
   Sales Tax, Baseball
   Stadium Project
   (FGIC Insured)........   Aaa/AAA   4.50% 10/1/04   $ 1,600  $  1,593,600
                                                               ------------
                                                                 30,133,096
                                                               ------------
FLORIDA--3.7%
 Broward County
   Educational Facilities
   Authority Revenue,
   Nova Southeastern
   University Project
   (Connie Lee Insured)..    NR/AAA   5.70%  4/1/05     1,440     1,523,678
 Florida State Board,
   Education Capacity
   Outlay, General
   Obligation, Series D..     Aa/AA   5.13%  6/1/18     5,800     5,663,758
 Orlando Florida
   Utilities Commision
   Water & Electric
   Revenue, Series D.....    Aa/AA-   5.00% 10/1/23     2,000     1,908,940
                                                               ------------
                                                                  9,096,376
                                                               ------------
GEORGIA--12.7%
 Fulton County School
   District, General
   Obligation............     Aa/AA   6.38%  5/1/10     5,000     5,716,650
 Georgia State General
   Obligation............   Aaa/AA+   7.10%  9/1/09     8,500    10,358,185
 Georgia State General
   Obligation............   Aaa/AA+   6.75%  9/1/11    10,000    11,956,500
 Georgia State General
   Obligation, Series F..   Aaa/AA+   6.50% 12/1/05     3,060     3,530,750
                                                               ------------
                                                                 31,562,085
                                                               ------------
ILLINOIS--11.0%
 Chicago Airport Revenue
   Refunding, 2nd Lien,
   O'Hare International
   Airport, Series C
   (MBIA Insured)........   Aaa/AAA   5.75%  1/1/09     2,490     2,665,769

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
ILLINOIS (CONTINUED)
 Cook County Community
   College, District No.
   508 Lease, Series C
   (MBIA Insured)........    Aaa/NR   7.70%  12/1/04  $ 5,000  $  6,090,800
 Cook County, General
   Obligation, Series B..   Aaa/AAA   5.50% 11/15/22    2,535     2,511,982
 Illinois Health
   Facilities Authority
   Revenue Refunding, Bro
   Menn Healthcare (SPA--
   Bankers Trust
   Co.)(FGIC Insured)....   Aaa/AAA   6.00%  8/15/05    1,000     1,087,560
 Illinois Health
   Facilities Authority
   Revenue Refunding &
   Improvement, Swedish
   Covenant,
   Series A..............   Baa1/A-   6.10%   8/1/08    2,600     2,686,528
 Illinois Health
   Facilities Authority
   Revenue Refunding &
   Improvement, Swedish
   Covenant,
   Series A..............   Baa1/A-   6.30%   8/1/13    2,375     2,446,298
 Illinois State Sales Tax
   Revenue Refunding,
   Series Q..............    A1/AAA   5.75%  6/15/06    5,000     5,376,300
 Winnebago & Boone
   Counties School
   District No. 205 (CGIC
   Insured)..............   Aaa/AAA   7.35%   2/1/04    3,600     4,280,976
                                                               ------------
                                                                 27,146,213
                                                               ------------
INDIANA--3.5%
 Indiana State Office
   Building Commission,
   Correctional
   Facilities Revenue,
   Series A..............   Aaa/AAA   5.50%   7/1/20    5,000     5,002,100
 Indiana Transmission
   Financing Authority
   Highway Revenue,
   Series A..............     A1/A+   6.80%  12/1/16    1,200     1,411,512

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----- -------- --------- ------------
INDIANA (CONTINUED)
 Indiana University
   Revenue, Series K.....    Aa/AA-   6.50%  8/1/05   $ 1,935  $  2,197,289
                                                               ------------
                                                                  8,610,901
                                                               ------------
MASSACHUSETTS--12.4%
 Massachusetts Municipal
   Electric Co., Power
   Supply Systems
   Revenue, Series B.....    A/BBB+   6.63%  7/1/03     4,535     5,060,516
 Massachusetts State
   Refunding, Series A...     A1/A+   6.25%  7/1/02    12,000    13,197,840
 Massachusetts State
   Refunding, Series B...     A1/A+   5.30% 11/1/05     2,300     2,395,611
 Massachusetts State
   Refunding, Series B...     A1/A+   5.40% 11/1/06     1,730     1,813,075
 New England Educational
   Loan Marketing Corp.,
   Massachusetts Student
   Loan Revenue
   Refunding,
   Series G..............     A1/A-   5.20%  8/1/02     8,000     8,160,480
                                                               ------------
                                                                 30,627,522
                                                               ------------
MISSOURI--1.6%
 Sikeston Electric
   Revenue Refunding
   (MBIA Insured)........   Aaa/AAA   6.00%  6/1/05     3,710     4,069,165
                                                               ------------
NEVADA--1.9%
 Clark County Industrial
   Development Revenue
   Refunding, Nevada
   Power Co. Project,
   Series C (AMBAC
   Insured)..............   Aaa/AAA   7.20% 10/1/22     4,115     4,711,387
                                                               ------------
NEW YORK--0.8%
 New York City General
   Obligation, Sub Series
   A-9...................     A1/A+   5.10%  8/1/18     2,000     2,000,000
                                                               ------------
OHIO--2.0%
 Columbus School
   District, 144A*.......     NR/NR   9.39%  5/1/97       688       702,076

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----- -------- --------- ------------
OHIO (CONTINUED)
 Ohio State Highway,
   Series T.............    Aa/AAA   4.80% 5/15/02   $ 1,600  $  1,644,592
 Ohio State Public
   Facilities
   Commission, Higher
   Education Capital
   Facilities, Series II
   A
   (AMBAC Insured)......   Aaa/AAA   4.30% 12/1/08     2,890     2,676,920
                                                              ------------
                                                                 5,023,588
                                                              ------------
OKLAHOMA--1.5%
 Oklahoma State
   Industrial Authority
   Revenue Refunding,
   Health Facilities,
   Sisters of Mercy,
   Series A.............     Aa/AA   5.20%  6/1/05     3,600     3,719,016
                                                              ------------
PENNSYLVANIA--0.5%
 Philadelphia Gas Works
   Revenue, Fifteenth
   Series, (FSA
   Insured).............   Aaa/AAA   5.13%  8/1/05     1,220     1,248,255
                                                              ------------
RHODE ISLAND--2.1%
 Rhode Island Depositors
   Economic Protection
   Corp., Series A (FSA
   and MBIA Insured)....   Aaa/AAA   6.30%  8/1/05     4,640     5,182,880
                                                              ------------
TENNESSEE--5.0%
 Knox County Health,
   Educational & Housing
   Facilities Board,
   Hospital Facilities
   Revenue Refunding,
   Fort Sanders Alliance
   (MBIA Insured).......   Aaa/AAA   7.25%  1/1/08     8,900    10,731,709
 Knox County Health,
   Educational & Housing
   Facilities Board,
   Hospital Facilities
   Revenue Refunding,
   Fort Sanders Alliance
   (MBIA Insured).......   Aaa/AAA   7.25%  1/1/09     1,360     1,649,299
                                                              ------------
                                                                12,381,008
                                                              ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----- -------- --------- ------------
TEXAS--5.9%
 Texas City Industrial
   Development Corp.,
   Marine Terminal
   Revenue Refunding,
   Arco Pipe Line Co.
   Project..............     A1/A    7.38% 10/1/20   $ 4,650  $  5,791,436
 Texas State College
   Student Loan
   (A.M.T.).............    Aa/AA    6.50%  8/1/07     4,000     4,362,360
 Texas State Public
   Finance Authority,
   Series A.............    Aa/AA    8.00% 10/1/99     3,930     4,458,821
                                                              ------------
                                                                14,612,617
                                                              ------------
WASHINGTON--2.8%
 Chelan County Public
   Utilities District
   No. 001, Revenue,
   Series E.............    A1/A+    5.70%  7/1/08     2,150     2,199,257
 Washington State Public
   Power Supply System
   Nuclear Project No. 2
   Revenue, Series C....   NR/AAA    7.63%  7/1/10     4,000     4,673,720
                                                              ------------
                                                                 6,872,977
                                                              ------------
WISCONSIN--1.7%
 Wisconsin State General
   Obligation, Series B.    Aa/AA    5.50%  5/1/09     4,160     4,290,083
                                                              ------------
WYOMING--0.3%
 Wyoming Community
   Development
   Authority, Single
   Family, Series D
   (FHA/VA Mortgage
   Insured).............    Aa/AA    7.60%  6/1/17       800       856,440
                                                              ------------
TOTAL INVESTMENTS
  (COST
  $231,324,230)(A)--
  98.9%.................                                       244,998,503
Other assets in excess
  of liabilities--1.1%..                                         2,824,647
                                                              ------------
NET ASSETS--100.0%......                                      $247,823,150
                                                              ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

-----------
Percentages indicated are based on net assets of $247,823,150.
 * Securities exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for federal income tax and financial reporting purposes and differs from the value by net unrealized appreciation of the securities as follows:

    Unrealized appreciation......................................... $13,674,273
    Unrealized depreciation.........................................         --
                                                                     -----------
    Net unrealized appreciation..................................... $13,674,273
                                                                     ===========

AMBAC--American Municipal Bond Assurance Corporation.
A.M.T.--Subject to Alternative Minimum Tax.
CGIC--Capital Guaranty Insurance Corporation.
FGIC--Financial Guaranty Insurance Company.
FHA/VA--Federal Housing Association/Veterans Administration.
FSA--Financial Security Assurance.
MBIA--Municipal Bond Insurance Association.
NR--No rating available.
SPA--Standby Purchase Agreement.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal  Amortized
                                                Maturity  Amount      Cost
    Description                           Rate    Date     (000)   (Note 2(a))
    -----------                          ------ -------- --------- -----------
U.S. GOVERNMENT OBLIGATIONS--82.5%
U.S. TREASURY BILLS--82.5%
 U.S. Treasury Bill..................... 5.35%* 1/11/96   $10,000  $ 9,985,194
 U.S. Treasury Bill..................... 5.32%* 1/18/96     5,000    4,987,451
 U.S. Treasury Bill..................... 5.34%* 1/25/96    10,000    9,964,400
 U.S. Treasury Bill..................... 5.32%* 2/15/96     7,500    7,450,125
 U.S. Treasury Bill..................... 5.30%*  3/7/96     7,500    7,427,194
 U.S. Treasury Bill..................... 4.82%* 3/14/96     7,500    7,426,696
                                                                   -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $47,241,060)....................                            47,241,060
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (COST $47,241,060)....................                            47,241,060
                                                                   -----------
REPURCHASE AGREEMENTS--17.8%
 Repurchase agreement with National
   Westminster, dated 12/29/95, with a
   maturity value of $10,206,403 (see
   Footnote A)..........................  5.65%  1/2/96    10,200   10,200,000
                                                                   -----------
TOTAL INVESTMENTS
  (COST $57,441,060)(A)--100.3%.........                            57,441,060
Liabilities in excess of other assets--
  (0.3%)................................                              (177,000)
                                                                   -----------
NET ASSETS--100.0%......................                           $57,264,060
                                                                   ===========

-----------
Percentages indicated are based on net assets of $57,264,060.
(a) Cost for federal income tax and financial reporting purposes are the same.
 *  Yield at purchase.
Footnote A: Collateralized by $10,100,000 U.S. Treasury Note, due 03/31/97;
          with a value of $10,474,323.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                 Ratings
                                Moody's/                  Principal  Amortized
                                   S&P           Maturity  Amount       Cost
    Description                (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------                ----------- ----  -------- --------- -----------
BANKERS ACCEPTANCES--4.9%
 Bank of Tokyo...............    P-1/A-1   5.81%  1/8/96   $ 5,000  $  4,994,351
 Dai-Ichi Kangyo.............    P-1/A-1   5.81% 2/15/96     5,000     4,963,688
                                                                    ------------
TOTAL BANKERS ACCEPTANCES
  (COST $9,958,039)..........                                          9,958,039
                                                                    ------------
CERTIFICATES OF DEPOSIT--39.7%
U.S. BRANCHES OF FOREIGN
  BANKS--39.7%
 ABN Amro....................   P-1/A-1+   5.78%  2/1/96     7,000     7,000,494
 Bank of Montreal............   P-1/A-1+   5.78% 1/17/96     5,000     5,000,060
 Banque Nationale de Paris...    P-1/A-1   5.75%  2/5/96     7,000     7,000,251
 Canadian Imperial Bank of
   Commerce..................   P-1/A-1+   5.60% 3/12/96     7,000     7,000,000
 Commerz Bank AG.............   P-1/A-1+   5.77% 1/17/96     5,000     5,000,044
 Fuji Bank, Ltd. ............    P-1/A-1   6.09% 1/18/96     7,000     7,000,099
 Industrial Bank of Japan....    P-1/A-1   5.82% 1/17/96     5,000     4,999,747
 Mitsubishi Bank, Ltd. ......   P-1/A-1+   5.86%  3/6/96     7,000     7,000,849
 National Westminster Bank...   P-1/A-1+   5.78% 1/16/96     5,000     5,000,054
 Rabobank....................   P-1/A-1+   5.75% 1/22/96     5,000     5,000,029
 Sanwa Bank, Ltd. ...........   P-1/A-1+   6.03% 1/17/96     7,000     6,999,953
 Societe Generale............    P-1/A-1   5.77%  2/2/96     7,000     7,000,392
 Sumitomo Bank...............    P-1/A-1   6.06% 1/18/96     7,000     7,000,066
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $81,002,038).........                                         81,002,038
                                                                    ------------
COMMERCIAL PAPER--43.7%
DOMESTIC--34.4%
 AT&T........................   P-1/A-1+   5.54% 3/19/96     7,000     6,915,977
 Barclays Funding............   P-1/A-1+   5.67% 1/19/96     7,500     7,478,737
 Ciesco L.P. ................   P-1/A-1+   5.70% 1/19/96     7,500     7,478,625
 Corporate Asset
   Funding Co., Inc. ........   P-1/A-1+   5.65%  2/9/96     7,000     6,957,154
 Exxon Imperial..............   P-1/A-1+   5.62% 1/16/96     6,000     5,985,950
 Ford Motor Credit...........    P-1/A-1   5.63% 2/13/96     7,500     7,449,565
 Goldman Sachs...............   P-1/A-1+   5.55%  4/2/96     7,000     6,900,717
 Morgan Stanley & Co. .......   P-1/A-1+   6.00%  1/3/96     7,000     6,997,667
 Nestle Capital..............   P-1/A-1+   5.73% 1/12/96     7,000     6,987,744
 Philip Morris...............    P-1/A-1   5.72% 1/19/96     7,000     6,979,980
                                                                    ------------
                                                                      70,132,116
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal  Amortized
                                  S&P           Maturity  Amount       Cost
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
FOREIGN--9.3%
 Bayerische Vereinsbank.....   P-1/A-1+   5.73%  1/8/96   $ 7,000  $  6,992,201
 Dresdner Finance...........   P-1/A-1+   5.69%  1/3/96     5,000     4,998,419
 Deutsche Bank..............   P-1/A-1+   5.74% 1/12/96     7,000     6,987,723
                                                                   ------------
                                                                     18,978,343
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (AMORTIZED COST
  $89,110,459)..............                                         89,110,459
                                                                   ------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS--0.0%
Small Business
  Administration,
  Pool #500870V*............      NR/NR   7.63% 4/25/96         6         5,887
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (AMORTIZED COST $5,887)...                                              5,887
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES (AMORTIZED COST
  $180,076,423).............                                        180,076,423
                                                                   ------------
REPURCHASE AGREEMENTS--12.3%
 Repurchase agreement with
   Daiwa Securities, dated
   12/29/95, with a maturity
   value of $15,009,166 (see
   Footnote A)..............      NR/NR   5.50%  1/2/96    15,000    15,000,000
 Repurchase agreement with
   National Westminster
   Bank, dated 12/29/95,
   with a maturity value of
   $10,106,431 (see
   Footnote B)..............      NR/NR   5.65%  1/2/96    10,100    10,100,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (AMORTIZED COST
  $25,100,000)..............                                         25,100,000
                                                                   ------------
TOTAL INVESTMENTS
  (AMORTIZED COST
  $205,176,423)(A)--100.6%..                                        205,176,423
Liabilities in excess of
  other assets--(0.6%)......                                         (1,117,205)
                                                                   ------------
NET ASSETS--100.0%..........                                       $204,059,218
                                                                   ============

-----------
Percentages indicated are based on net assets of $204,059,218.
(a) Cost for federal income tax and financial reporting purposes are the same.
NR--No rating available.
 * Variable rate security. Interest rate stated is as of December 31, 1995. Maturity date reflects the later of the next rate change or the next put date.
Footnote A: Collateralized by $14,800,000 U.S. Treasury Note, 5.88%, due
          07/31/97; with a value of $15,313,017.
Footnote B: Collateralized by $10,000,000 U.S. Treasury Note, 6.63%, due
          03/31/97; with a value of $10,287,625.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
ALASKA--3.3%
 City of Valdez, Marine
   Terminal Revenue, CP,
   Refunding, ARCO
   Transportation
   Project, Series A.....  VMIG1/A-1   3.50%  2/5/96   $ 3,500  $  3,500,000
 City of Valdez, Marine
   Terminal Revenue, CP,
   Refunding, ARCO
   Transportation
   Project, Series A,
   1994 A................  VMIG1/A-1   3.55%  1/5/96     4,000     4,000,000
                                                                ------------
                                                                   7,500,000
                                                                ------------
ALABAMA--2.6%
 Phenix City Alabama
   (A.M.T.)(LC
   ABN Amro).............     P-1/NR   3.55%  2/7/96     6,000     6,000,000
                                                                ------------
CALIFORNIA--4.2%
 Southeast Resource
   Recovery Facility,
   Authority of
   California Lease
   Revision, VRDN, Series
   A, (LC Industrial Bank
   of Japan Ltd).........  VMIG1/A-1  5.15%* 12/1/18     9,500     9,500,000
                                                                ------------
COLORADO--4.4%
 Burke County
   (LC Credit Swisse).... VMIG1/A-1+   3.40%  3/7/96     5,000     5,000,000
 Colorado Student
   Obligation Bond
   Authority, VRDN,
   Student Loan Revenue,
   Series 1990A (A.M.T.)
   (LC Student Loan
   Marketing
   Association)..........   VMIG1/NR  5.20%*  9/1/24     5,000     5,000,000
                                                                ------------
                                                                  10,000,000
                                                                ------------
FLORIDA--8.4%
 Florida Municipal Power
   (LC First Union)......    P-1/A-1   3.50%  2/8/96     7,500     7,500,000
 West Orange Hospital
   (LC Rabobank).........   VMIG1/NR   3.75%  1/3/96     5,600     5,600,000
 West Orange Hospital
   (LC Rabobank).........   VMIG1/NR   3.80% 1/11/96     6,000     6,000,000
                                                                ------------
                                                                  19,100,000
                                                                ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
GEORGIA--3.2%
 Georgia Municipal Gas
   (LC Wachovia Bank)....      A1+/NR  3.80%  2/5/96   $ 5,000  $  5,000,000
 Thomaston--Upson County,
   Industrial Development
   Authority, Yamaha
   Music Manufacturing,
   (A.M.T.) (LC Bank of
   Tokyo Ltd.)...........      NR/A-1 5.80%*  8/1/18     2,300     2,300,000
                                                                ------------
                                                                   7,300,000
                                                                ------------
IOWA--2.6%
 Iowa School Corps.,
   Warrant Certificates,
   Iowa School Cash
   Anticipation Program,
   Series A
   (CGIC Insured)........ VMIG1/SP-1+  4.75% 6/28/96     6,000     6,025,412
                                                                ------------
ILLINOIS--2.7%
 Southwestern Illinois
   Development Authority,
   Environmental Impact
   Revenue, Shell Oil Co.
   Wood River Project,
   (A.M.T.)..............   VMIG1/AAA  6.15% 10/1/25     6,175     6,175,000
                                                                ------------
INDIANA--1.6%
 Seymour Economic
   Development Authority
   Revenue, Kobelco Metal
   Powder Project
   (A.M.T.) (LC
   Industrial Bank of
   Japan, Limited).......      NR/A-1  5.80% 12/1/97     3,700     3,700,000
                                                                ------------
KENTUCKY--4.8%
 Bowling Green,
   Industrial Building
   Revenue, VRDN, Bando
   Manufacturing America
   Project (A.M.T.) (LC
   Industrial Bank of
   Japan, New York)......      NR/A-1 5.80%* 12/1/07     2,655     2,655,000

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
KENTUCKY (CONTINUED)
 Bowling Green,
   Industrial Building
   Revenue, VRDN, Twin
   Faste Inc. Project
   (A.M.T.) (LC
   Industrial Bank of
   Japan)................     NR/A-1  5.80%*  3/1/08   $ 2,400  $  2,400,000
 Henderson County, Solid
   Waste Disposal
   Revenue, VRDN, Hudson
   Foods Inc. Project
   (A.M.T.)
   (LC Rabobank
   Netherland)...........   VMIG1/NR  5.10%*  3/1/15     2,000     2,000,000
 Kentucky Higher
   Education Student Loan
   Corp., Insured Student
   Loan, Series E,
   (A.M.T.) (LC Sumitomo
   Bank, Chicago)........  VMIG1/A-1   5.60% 12/1/11     4,000     4,000,000
                                                                ------------
                                                                  11,055,000
                                                                ------------
LOUISIANA--5.3%
 New Orleans Exhibition
   Hall Authority, Series
   B, (A.M.T.) (LC Sanwa
   Bank Ltd.)............  VMIG1/A-1   5.50%  7/1/18     5,000     5,000,000
 State of Louisiana
   (LC Credit Locale).... VMIG1/A-1+   3.80%  1/3/96     7,000     7,000,000
                                                                ------------
                                                                  12,000,000
                                                                ------------
MISSOURI--3.4%
 Missouri Higher
   Education Loan
   Authority, VRDN,
   Series A (A.M.T.) (LC
   National Westminster
   Place)................   VMIG1/NR  5.25%*  6/1/17     3,000     3,000,000
 Burlington G&E VRDN.....   P-1/A-1+  3.65%* 3/11/96     4,800     4,800,000
                                                                ------------
                                                                   7,800,000
                                                                ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
NEW HAMPSHIRE--4.4%
 New Hampshire Business
   Finance Authority,
   Pollution Control
   Revenue Refunding,
   Public Service Co. of
   New Hampshire Project,
   VRDN, Series 1992D,
   (A.M.T.) (LC Barclays
   Bank PLC)............. VMIG1/A-1+  5.15%*  5/1/21  $ 10,000  $ 10,000,000
                                                                ------------
NEVADA--4.8%
 Clark County Industrial
   Development Revenue,
   Nevada Power Co.
   Project, Series A,
   (A.M.T.) (LC Bank
   Barcia Place).........    NR/A-1+   5.35% 10/1/30     8,000     8,000,000
 Washoe County Nevada (LC
   Union Bank of
   Switzerland)..........   P-1/A-1+   4.00% 1/22/96     3,000     3,000,000
                                                                ------------
                                                                  11,000,000
                                                                ------------
NEW YORK--11.4%
 New York City General
   Obligation, Series F-6
   (LC Noeinchukin)...... VMIG1/A-1+   5.50% 2/15/18     4,200     4,200,000
 New York City Housing
   Development Corp.
   Mortgage Revenue,
   Multifamily 400 West
   59th-A-2 (A.M.T.)
   (LC Bayerische
   Hypotheken)...........     NR/A-1   5.00%  9/1/30     9,000     9,000,000
 New York State Energy
   Research & Development
   Authority, Pollution
   Control Revenue, New
   York Electric & Gas--D
   (LC Union Bank of
   Switzerland).......... VMIG1/A-1+   5.30% 10/1/29     6,000     6,000,000

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
NEW YORK (CONTINUED)
 New York State Energy
   Research & Development
   Authority, Pollution
   Control Revenue,
   Niagara Power Corp.
   Project--B, (A.M.T.)
   (LC Morgan Guaranty
   New York).............    NR/A-1+   5.60%  7/1/27   $ 2,000  $  2,000,000
 St. Lawrence County
   Industrial Development
   Agency, Environmental
   Impact Revenue
   Reynolds Metals Co.
   Project, (A.M.T.) (LC
   Royal Bank of Canada). VMIG1/A-1+   5.00%  5/1/25     4,900     4,900,000
                                                                ------------
                                                                  26,100,000
                                                                ------------
OREGON--1.8%
 State of Oregon General
   Obligation, VRDN,
   Veterans' Welfare
   Bond, Series 1973F,
   (LC Mitsubishi Bank
   Ltd.).................  VMIG1/A-1  5.15%* 12/1/17     4,000     4,000,000
                                                                ------------
PENNSYLVANIA--6.4%
 Allegheny County
   Pennsylvania (LC
   Norinchukin)..........   P-1/A-1+   3.70%  2/2/96     3,700     3,700,000
 Carbon County
   Pennsylvania (A.M.T.)
   (LC NatWest)..........   P-1/A-1+   3.45%  3/6/96     7,000     7,000,000
 Montgomery County (LC
   Deutsche Bank)........   P-1/A-1+   3.80%  2/7/96     3,800     3,800,000
                                                                ------------
                                                                  14,500,000
                                                                ------------
RHODE ISLAND--1.3%
 Providence Off Street
   Public Parking
   Facility Revenue,
   VRDN, Wash Street
   Garage Corp. Project,
   (A.M.T.) (LC Morgan
   Guaranty Trust).......    NR/A-1+  5.10%* 12/1/22     3,000     3,000,000
                                                                ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
SOUTH CAROLINA--3.0%
 South Carolina Jobs,
   Economic Development
   Authority, VRDN,
   Hospital Facilities
   Revenue, Baptist
   Healthcare System (LC
   Credit Local de
   France)............... VMIG1/A-1+  5.05%*  8/1/17   $ 7,000  $  7,000,000
                                                                ------------
TENNESSEE--2.8%
 Memphis Shelby County
   (A.M.T.) (LC Canadian
   Imperial Bank of
   Commerce).............   P-1/A-1+   3.70% 2/22/96     6,405     6,405,000
                                                                ------------
TEXAS--9.9%
 Brazos Higher Education
   Authority, Student
   Loan Revenue, VRDN,
   Series B-1 (A.M.T.)
   (LC
   Student Loan Marketing
   Assoc.) ..............   VMIG1/NR  5.20%*  6/1/23     6,000     6,000,000
 Brazos River Texas
   (A.M.T.) (LC Canadian
   Imperial Bank of
   Commerce)............. VMIG1/A-1+   3.95% 1/18/96     3,000     3,000,000
 Gulf Coast Industrial
   Development Authority,
   Texas Solid Waste
   Disposal Revenue,
   Citgo Petroleum Corp.
   Project (A.M.T.)
   (LC NationsBank of
   Texas)................   VMIG1/NR   6.15%  5/1/25     2,700     2,700,000
 Milam County Industrial
   Development Corp.,
   Pollution Control
   Revenue Refunding,
   Aluminum Co. of
   America Project (LC
   Credit Suisse)........   VMIG1/NR   4.60%  3/1/01     5,000     5,000,000

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                            Ratings
                           Moody's/                    Principal  Amortized
                              S&P             Maturity  Amount       Cost
    Description           (Unaudited)  Rate     Date     (000)   (Note 2(a))
    -----------           -----------  ----   -------- --------- -----------
TEXAS (CONTINUED)
 Panhandle Plains Higher
   Education Authority
   Revenue, VRDN,
   Student Loan Revenue,
   Series A, (A.M.T.)
   (LC Student Loan
   Marketing
   Association).........    VMIG1/NR  5.20%*   6/1/21   $ 6,000  $  6,000,000
                                                                 ------------
                                                                   22,700,000
                                                                 ------------
UTAH--2.4%
 Emery County (LC Credit
   Suisse)..............    P-1/A-1+    3.90% 1/10/96     5,500     5,500,000
                                                                 ------------
WEST VIRGINIA--2.6%
 West Virginia Public
   Energy (A.M.T.) (LC
   Swiss Bank)..........    P-1/A-1+    3.70% 2/22/96     6,000     6,000,000
                                                                 ------------
WYOMING--2.4%
 Sweetwater City,
   Wyoming (A.M.T.) (LC
   West Deutsche
   LandesBank)..........  VMIG1/A-1+    3.70%  2/1/96     5,400     5,400,000
                                                                 ------------
TOTAL INVESTMENTS--99.7%
  (COST
  $227,760,412)(A)......                                          227,760,412
Other assets in excess
  of liabilities--0.3%..                                              750,866
                                                                 ------------
NET ASSETS--100.0%......                                         $228,511,278
                                                                 ============

-----------
Percentages indicated are based on net assets of $228,511,278.
(a) Cost for federal income tax and financial reporting purposes are the same.
A.M.T.--Subject to Alternative Minimum Tax.
CGIC--Capital Guaranty Insurance Corporation.
CP--Commercial Paper.
LC--Letter of Credit.
NR--No rating available.
VRDN--Variable Rate Demand Note.
 * Variable rate security. Interest rate stated is as of December 31, 1995. Maturity date reflects the later of the next rate change or the next put date.

                      See Notes to Financial Statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995
--------------------------------------------------------------------------------

                                            Managed
                                         Assets Income   Managed      Equity
                                             Fund      Assets Fund Income Fund
                                         ------------- ----------- -----------
ASSETS:
 Investments in securities, at value
   (cost $46,747,002, $8,788,919,
   $246,097,346, $250,136,384,
   $78,317,453, $96,241,231 and
   $168,543,796, respectively)..........  $55,015,009  $9,512,982  $287,695,105
 Repurchase Agreements (cost $0, $0, $0,
   $0, $0, $0 and $20,857,000,
   respectively)........................           --          --            --
 Cash...................................       23,959      27,271            --
 Cash denominated in foreign currencies.           --          --            --
 Receivable for investment securities
   sold.................................           --          --            --
 Receivable for Fund shares sold........       42,814      16,051        59,398
 Receivable from Adviser................           --          --            --
 Dividends receivable...................      130,722      10,670     1,011,718
 Interest receivable....................      341,392      31,618        98,743
 Foreign tax reclaim receivable.........           --          --            --
 Deferred organization expenses.........       76,450      61,278        60,637
 Prepaid expenses and other assets......       20,666       5,397         7,051
                                          -----------  ----------  ------------
  Total Assets..........................   55,651,012   9,665,267   288,932,652
                                          -----------  ----------  ------------
LIABILITIES:
 Advisory fees payable..................       32,187       1,596        80,927
 Administration fees payable............        9,160         534        33,314
 Shareholder Services fees payable
   (Class A Shares).....................       30,702       4,618         1,548
 Shareholder Services fees payable
   (Class B Shares).....................        1,269         486           302
 12b-1 fees payable (Class B Shares)....        4,502       1,419           892
 Bank overdrafts........................           --          --       438,819
 Dividends payable......................       19,103       2,812       847,092
 Payable for Fund shares redeemed.......       59,709          --            --
 Payable for investment securities
   purchased............................           --      23,593            --
 Payable for variation margin...........           --          --            --
 Other accrued expenses.................       29,053      31,208       136,231
                                          -----------  ----------  ------------
  Total Liabilities.....................      185,685      66,266     1,539,125
                                          -----------  ----------  ------------
NET ASSETS..............................  $55,465,327  $9,599,001  $287,393,527
                                          ===========  ==========  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        Special                  International
   Growth            Opportunities                  Equity                   Intermediate
    Fund                 Fund                        Fund                     Bond Fund
   ------            -------------               -------------               ------------
$295,869,250          $93,777,555                $102,116,486                $175,761,194
          --                   --                          --                  20,857,000
          --                7,474                      89,437                       1,010
          --                   --                     948,475                          --
   5,224,933                   --                          --                          --
     103,710               13,900                     447,060                      56,077
          --                   --                          --                     192,506
     634,710               33,175                     129,246                          --
       5,165                2,865                     960,435                   2,452,092
          --                   --                      55,468                          --
      59,746               60,194                      60,697                      38,759
       7,172                3,042                       3,482                      13,068
------------          -----------                ------------                ------------
 301,904,686           93,898,205                 104,810,786                 199,371,706
------------          -----------                ------------                ------------
     139,215               39,946                      31,952                      53,803
      42,597               11,526                      10,626                      25,102
       2,545                  359                       1,592                       3,312
         148                   10                          90                         136
         437                   28                         256                         451
     262,146                   --                          --                          --
     844,773              180,457                     203,585                     929,545
     326,751                   --                         634                          --
   1,593,065                   --                          --                          --
          --                   --                      72,514                          --
     151,663               52,936                     100,160                      75,686
------------          -----------                ------------                ------------
   3,363,340              285,262                     421,409                   1,088,035
------------          -----------                ------------                ------------
$298,541,346          $93,612,943                $104,389,377                $198,283,671
============          ===========                ============                ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                           Managed
                                        Assets Income   Managed       Equity
                                            Fund      Assets Fund  Income Fund
                                        ------------- -----------  -----------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE:
 CLASS A SHARES:
  Net Assets...........................  $51,996,986  $8,355,636   $  2,872,994
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................    3,576,517     726,432        235,161
                                         -----------  ----------   ------------
  Net Asset Value per Share............        14.54       11.50          12.22
  Maximum Sales Charge.................         0.68*       0.54*          0.58*
                                         -----------  ----------   ------------
  Maximum Offering Price...............  $     15.22  $    12.04   $      12.80
                                         ===========  ==========   ============
 CLASS B SHARES:
  Net Assets...........................  $ 2,174,744  $  832,603   $    593,200
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................      149,364      72,716         48,550
                                         -----------  ----------   ------------
  Net Asset Value per Share............  $     14.56  $    11.45   $      12.22
                                         ===========  ==========   ============
 CLASS I SHARES:
  Net Assets...........................  $ 1,293,597  $  410,762   $283,927,333
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................       88,785      35,843     23,259,373
                                         -----------  ----------   ------------
  Net Asset Value per Share............  $     14.57  $    11.46   $      12.21
                                         ===========  ==========   ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at
    par................................  $     3,815  $      835   $     23,544
  Additional paid-in-capital...........   47,372,999   8,874,025    240,515,461
  Accumulated net realized gains
    (losses) from investment
    transactions.......................     (179,714)          5      5,265,350
  Undistributed net investment income
    (loss).............................          220          73         (8,587)
  Net unrealized appreciation on
    investments........................    8,268,007     724,063     41,597,759
  Net unrealized appreciation of assets
    and liabilities denominated in
    foreign currencies and financial
    futures............................           --          --             --
                                         -----------  ----------   ------------
NET ASSETS, DECEMBER 31, 1995..........  $55,465,327  $9,599,001   $287,393,527
                                         ===========  ==========   ============

-----------
*   Sales charge is 4.50% of Maximum Offering Price.
**  Sales charge is 3.00% of Maximum Offering Price.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Special                International
                      Opportunities                Equity                  Intermediate
 Growth Fund              Fund                      Fund                    Bond Fund
 -----------          -------------             -------------              ------------
 $  4,329,204          $   671,776              $  2,749,124               $  6,094,679
      361,669               55,070                   246,447                    744,997
 ------------          -----------              ------------               ------------
        11.97                12.20                     11.16                       8.18
         0.56*                0.57*                     0.53*                      0.25**
 ------------          -----------              ------------               ------------
 $      12.53          $     12.77              $      11.69               $       8.43
 ============          ===========              ============               ============
 $    268,039          $    15,387              $    192,707               $    259,384
       22,438                1,269                    17,292                     31,701
 ------------          -----------              ------------               ------------
 $      11.95          $     12.12              $      11.14               $       8.18
 ============          ===========              ============               ============
 $293,944,103          $92,925,780              $101,447,546               $191,929,608
   24,559,453            7,623,036                 9,079,890                 23,455,341
 ------------          -----------              ------------               ------------
 $      11.97          $     12.19              $      11.17               $       8.18
 ============          ===========              ============               ============
 $     24,944          $     7,679              $      9,344               $     24,232
  247,530,554           78,254,290                95,968,721                188,432,293
    5,249,304             (113,066)                1,502,766                  2,609,748
        3,678                3,938                   134,091                         --
   45,732,866           15,460,102                 5,875,255                  7,217,398
           --                   --                   899,200                         --
 ------------          -----------              ------------               ------------
 $298,541,346          $93,612,943              $104,389,377               $198,283,671
 ============          ===========              ============               ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995
--------------------------------------------------------------------------------

                                                                   Intermediate
                                                     International  Municipal
                                         Bond Fund     Bond Fund    Bond Fund
                                         ---------   ------------- ------------
ASSETS:
 Investments in securities, at value
   (cost $108,844,126, $14,692,171,
   $370,618,759, $231,324,230,
   $47,241,060, $180,076,423 and
   $227,760,412, respectively)......... $115,115,920  $15,119,887  $387,423,990
 Repurchase agreements (amortized cost
   $11,167,000, $0, $0, $0,
   $10,200,000, $25,100,000 and $0,
   respectively).......................   11,167,000           --            --
 Cash..................................           --       20,834            --
 Receivable for investment securities
   sold................................           --           --            --
 Receivable for Fund shares sold.......       58,546        5,713         2,889
 Receivable from Adviser...............           --           --       142,179
 Interest receivable...................    1,667,756      380,503     6,122,544
 Unrealized appreciation on forward
   foreign currency contracts..........           --      108,092            --
 Deferred organization expenses........       57,260       56,533        45,319
 Prepaid expenses and other assets.....        5,854        6,525        29,721
                                        ------------  -----------  ------------
  Total Assets.........................  128,072,336   15,698,087   393,766,642
                                        ------------  -----------  ------------
LIABILITIES:
 Advisory fees payable.................       46,708        4,784        65,306
 Administration fees payable...........       17,390        1,942        50,362
 Shareholder Services fees payable
   (Class A Shares)....................        1,007          283        59,716
 Shareholder Services fees payable
   (Class B Shares)....................           33            4           160
 12b-1 fees payable (Class B Shares)...           94            8           568
 Bank overdrafts.......................          175           --            92
 Dividends payable.....................      631,870      665,559     1,447,504
 Payable for Fund shares redeemed......        2,797           --       170,000
 Other accrued expenses................       63,593       30,219       102,217
                                        ------------  -----------  ------------
  Total Liabilities....................      763,667      702,799     1,895,925
                                        ------------  -----------  ------------
NET ASSETS............................. $127,308,669  $14,995,288  $391,870,717
                                        ============  ===========  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              U.S. Government               Municipal
 Municipal     Money Market   Money Market Money Market
 Bond Fund         Fund           Fund         Fund
 ---------    --------------- ------------ ------------
$244,998,503    $47,241,060   $180,076,423 $227,760,412
          --     10,200,000     25,100,000           --
          --             --             --      234,790
          --             --          1,938           --
      39,250             --                          --
     108,845             --             --           --
   4,307,370          3,973        496,734    1,016,229
          --             --             --           --
       4,453         57,957         61,354       83,300
      21,770         60,156        110,035      122,258
------------    -----------   ------------ ------------
 249,480,191     57,563,146    205,846,484  229,216,989
------------    -----------   ------------ ------------
      51,660         13,690         41,802       30,811
      31,720         19,610         31,447       45,718
      22,133        117,924        227,761      283,674
         123             --             36           --
         462             --             --           --
     198,527        111,239      1,334,167           --
     991,881         20,092         58,489      304,350
     306,469             --             --           --
      54,066         16,531         93,564       41,158
------------    -----------   ------------ ------------
   1,657,041        299,086      1,787,266      705,711
------------    -----------   ------------ ------------
$247,823,150    $57,264,060   $204,059,218 $228,511,278
============    ===========   ============ ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                                 Intermediate
                                         Bond      International  Municipal
                                         Fund        Bond Fund    Bond Fund
                                         ----      ------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE:
 CLASS A SHARES:
  Net Assets........................ $  1,846,532   $   486,840  $ 17,776,872
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............      170,875        45,289     1,451,741
                                     ------------   -----------  ------------
  Net Asset Value per Share.........        10.81         10.75         12.25
  Maximum Sales Charge..............         0.51*         0.51*         0.38**
                                     ------------   -----------  ------------
  Maximum Offering Price............ $      11.32   $     11.26  $      12.63
                                     ============   ===========  ============
 CLASS B SHARES:
  Net Assets........................ $     61,260   $     4,478  $    340,913
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............        5,669           414        27,834
                                     ------------   -----------  ------------
  Net Asset Value per Share......... $      10.81   $     10.81  $      12.25
                                     ============   ===========  ============
 CLASS I SHARES:
  Net Assets                         $125,400,877   $14,503,970  $373,752,932
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............   11,598,064     1,342,032    30,509,460
                                     ------------   -----------  ------------
  Net Asset Value per Share......... $      10.81   $     10.81  $      12.25
                                     ============   ===========  ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at
    par............................. $     11,774   $     1,387  $     31,989
  Additional paid-in-capital........  118,554,093    14,473,243   375,105,416
  Accumulated net realized gains
    (losses) on investment
    transactions....................    2,471,008       (37,381)      (71,919)
  Accumulated net investment loss...           --       (13,857)           --
  Net unrealized appreciation on
    investments.....................    6,271,794       427,716    16,805,231
  Net unrealized appreciation of
    assets and liabilities
    denominated in foreign
    currencies......................           --       144,180            --
                                     ------------   -----------  ------------
NET ASSETS, DECEMBER 31, 1995....... $127,308,669   $14,995,288  $391,870,717
                                     ============   ===========  ============

-----------
*Sales charge is 4.50% of Maximum Offering Price.
**Sales charge is 3.00% of Maximum Offering Price.
(1) The Municipal Bond Fund has authorized 2.5 billion shares for Class A and Class B and has authorized 5.0 billion shares for Class I.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     U.S. Government                                           Municipal
 Municipal            Money Market                 Money Market               Money Market
 Bond Fund                Fund                         Fund                       Fund
 ---------           ---------------               ------------               ------------
$  7,425,897           $57,264,060                 $203,994,341               $228,511,278
     587,619            57,280,045                  203,962,497                228,564,929
------------           -----------                 ------------               ------------
       12.64                  1.00                         1.00                       1.00
        0.60*                   --                           --                         --
------------           -----------                 ------------               ------------
$      13.24           $      1.00                 $       1.00               $       1.00
============           ===========                 ============               ============
$    237,697                                       $     64,877
      18,797                                             64,867
------------                                       ------------
$      12.65                                       $       1.00
============                                       ============
$240,159,556
  19,011,083
------------
$      12.63
============
$     19,618           $    57,280                 $    204,027               $    228,565
 233,921,388            57,222,765                  203,823,336                228,322,787
     207,871               (15,985)                      31,855                    (40,074)
          --                    --                           --                         --
  13,674,273                    --                           --                         --
          --                    --                           --                         --
------------           -----------                 ------------               ------------
$247,823,150           $57,264,060                 $204,059,218               $228,511,278
============           ===========                 ============               ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1995
--------------------------------------------------------------------------------

                                        Managed
                                     Assets Income    Managed         Equity
                                        Fund(6)    Assets Fund(1) Income Fund(2)
                                     ------------- -------------- --------------
INVESTMENT INCOME:
 Dividend income (net of foreign
   withholding taxes of $134,218,
   for International Equity Fund)..   $ 1,219,984     $ 52,630     $ 8,875,334
 Interest income...................     1,726,718       91,756       1,593,621
                                      -----------     --------     -----------
                                        2,946,702      144,386      10,468,955
                                      -----------     --------     -----------
EXPENSES:
 Advisory fees.....................       331,535       25,209       1,106,473
 Administration fees...............        70,850        5,818         331,942
 Shareholder Services fees (Class A
   Shares and Class B Shares)......       120,334        9,051           2,981
 12b-1 fees (Class B Shares).......         5,831        3,325           1,283
 Custodian fees and expenses.......        56,320       37,950          81,104
 Registration fees.................        13,918           --          74,275
 Legal and audit fees..............        31,696       22,325          45,392
 Amortization of organization
   expenses........................        10,067       10,494          17,155
 Transfer agent fees and expenses..        80,641       10,246          17,960
 Reports to shareholders...........        14,504       12,129          20,660
 Trustees' fees....................         1,760        2,265           5,848
 Miscellaneous expenses............        13,157        2,182          17,505
                                      -----------     --------     -----------
 Total Expenses....................       750,613      140,994       1,722,578
 Less: Expense reimbursements......      (179,574)     (89,978)       (277,704)
                                      -----------     --------     -----------
  Net Expenses.....................       571,039       51,016       1,444,874
                                      -----------     --------     -----------
  NET INVESTMENT INCOME............     2,375,663       93,370       9,024,081
                                      -----------     --------     -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENT AND
  FOREIGN CURRENCY TRANSACTIONS:
 Net realized gains (losses) on
   investment transactions.........      (324,052)           5      12,993,377
 Net realized losses on foreign
   currency transactions...........            --           --              --
 Net realized gains on futures
   transactions....................            --           --              --
 Net change in unrealized
   appreciation (depreciation) on
   investments.....................     9,391,499      724,063      41,597,759
 Net unrealized appreciation of
   assets and liabilities
   denominated in foreign
   currencies and financial
   futures.........................            --           --              --
                                      -----------     --------     -----------
  NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS..     9,067,447      724,068      54,591,136
                                      -----------     --------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS.   $11,443,110     $817,438     $63,615,217
                                      ===========     ========     ===========

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 1, 1995 through December 31, 1995.
(5) For the year ended January 31, 1995.
(6) For the year ended December 31, 1995.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Special        International
  Growth       Opportunities        Equity         Intermediate      Intermediate
  Fund(2)         Fund(2)           Fund(3)        Bond Fund(4)      Bond Fund(5)
  -------      -------------     -------------     ------------      ------------
$ 4,772,025     $   611,057       $   973,285
  1,172,933         394,772           746,158      $10,539,377        $ 348,758
-----------     -----------       -----------      -----------        ---------
  5,944,958       1,005,829         1,719,443       10,539,377          348,758
-----------     -----------       -----------      -----------        ---------
  1,714,125         487,460           506,105          612,312           30,810
    395,568         104,456            94,372          229,617              252
      4,884             778             3,253            5,767              170
        670              56               379              563                8
     74,792          62,572           159,181           60,572            3,383
    104,974          16,430            28,299           31,550            3,428
     57,332          28,516            28,042           37,450           53,810
     17,201          17,259            15,262              148            8,592
     16,912          16,800            16,161           23,464            8,893
     23,464          15,120            12,673           26,193           17,714
      4,088           4,032             5,593            1,670            5,602
     18,617           8,410            11,638            7,006            7,099
-----------     -----------       -----------      -----------        ---------
  2,432,627         761,889           880,958        1,036,312          139,761
   (314,740)       (168,733)         (213,519)        (185,219)        (137,928)
-----------     -----------       -----------      -----------        ---------
  2,117,887         593,156           667,439          851,093            1,833
-----------     -----------       -----------      -----------        ---------
  3,827,071         412,673         1,052,004        9,688,284          346,925
-----------     -----------       -----------      -----------        ---------
 26,140,162       1,749,697           505,347        7,844,775          (63,605)
         --              --          (236,752)              --               --
         --              --         3,503,125               --               --
 45,732,866      15,460,102         5,875,255        7,312,968         (304,664)
         --              --           899,200               --               --
-----------     -----------       -----------      -----------        ---------
 71,873,028      17,209,799        10,546,175       15,157,743         (368,269)
-----------     -----------       -----------      -----------        ---------
$75,700,099     $17,622,472       $11,598,179      $24,846,027        $ (21,344)
===========     ===========       ===========      ===========        =========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                       Intermediate  Intermediate
                                         International  Municipal     Municipal
                           Bond Fund(1)  Bond Fund(2)  Bond Fund(3)  Bond Fund(4)
                           ------------  ------------- ------------  ------------
INVESTMENT INCOME:
 Interest income (net of
   foreign withholding
   taxes of $13,850 for
   International Bond
   Fund).................. $ 7,432,982    $  717,469   $16,586,298    $2,141,819
                           -----------    ----------   -----------    ----------
                             7,432,982       717,469    16,586,298     2,141,819
                           -----------    ----------   -----------    ----------
EXPENSES:
 Advisory fees............     571,379        79,128     1,294,971       213,509
 Administration fees......     155,831        16,957       488,746        27,546
 Shareholder Services fees
   (Class A Shares and
   Class B Shares)........       2,161           684        38,461        60,314
 12b-1 fees (Class B
   Shares)................         116            30           824           175
 Custodian fees and
   expenses...............      55,999        34,025        76,502         5,329
 Registration fees........      31,690         5,776       142,121        33,720
 Legal and audit fees.....      29,720        24,652        41,560        59,478
 Amortization of
   organization expenses..      16,042        16,769        12,943           --
 Transfer agent fees and
   expenses...............      15,614        16,432        22,560        17,386
 Reports to shareholders..      13,762        12,840        28,882        18,415
 Trustees' fees...........       5,642         2,352         1,586         5,076
 Miscellaneous expenses...      10,618         6,748        13,408        11,946
                           -----------    ----------   -----------    ----------
 Total Expenses...........     908,574       216,393     2,162,564       452,894
 Less: Expense
   reimbursements.........    (178,732)     (110,736)     (403,299)     (296,239)
                           -----------    ----------   -----------    ----------
  Net Expenses............     729,842       105,657     1,759,265       156,655
                           -----------    ----------   -----------    ----------
  NET INVESTMENT INCOME...   6,703,140       611,812    14,827,033     1,985,164
                           -----------    ----------   -----------    ----------
REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS:
 Net realized gains
   (losses) on investment
   transactions...........   6,908,795     1,020,021     3,839,621      (757,908)
 Net realized gains on
   foreign currency
   transactions...........          --        30,644            --            --
 Net change in unrealized
   appreciation on
   investments............   6,271,794       427,716    13,694,976     2,898,764
 Translation of assets and
   liabilities denominated
   in foreign currencies..          --       144,180            --            --
                           -----------    ----------   -----------    ----------
  NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS..........  13,180,589     1,622,561    17,534,597     2,140,856
                           -----------    ----------   -----------    ----------
 NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS............. $19,883,729    $2,234,373   $32,361,630    $4,126,020
                           ===========    ==========   ===========    ==========

-----------
(1) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 1, 1995 through December 31, 1995.
(4) For the year ended February 28, 1995.
(5) For the year ended December 31, 1995.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 U.S. Government               Municipal
    Municipal        Municipal    Money Market   Money Market Money Market
   Bond Fund(3)     Bond Fund(4)     Fund(5)       Fund(5)      Fund(5)
   ------------     ------------ --------------- ------------ ------------
 $    11,366,541     $  984,395    $3,925,073     $8,980,167   $7,967,822
 ---------------     ----------    ----------     ----------   ----------
      11,366,541        984,395     3,925,073      8,980,167    7,967,822
 ---------------     ----------    ----------     ----------   ----------
         829,219         84,738       297,377        631,448      860,103
         310,957         15,548        94,631        220,431      292,778
          15,010         20,089       170,762        380,585      508,602
             600            183            --            154           --
          43,173          5,356        47,037         58,917       67,687
          95,405         30,271         7,824         26,695       19,626
          56,450         25,959        22,236         57,347       54,617
             148             --         8,303          7,228        9,259
          22,392         15,883        37,804        185,048       56,756
          26,190         13,517        14,357         25,741       14,373
           2,650          1,718         2,138          5,185        8,633
          11,000          8,105        29,658         32,213       35,509
 ---------------     ----------    ----------     ----------   ----------
       1,413,194        221,367       732,127      1,630,992    1,927,943
        (278,552)      (167,016)     (198,986)      (431,210)    (489,926)
 ---------------     ----------    ----------     ----------   ----------
       1,134,642         54,351       533,141      1,199,782    1,438,017
 ---------------     ----------    ----------     ----------   ----------
      10,231,899        930,044     3,391,932      7,780,385    6,529,805
 ---------------     ----------    ----------     ----------   ----------
       5,020,578       (260,986)       32,485        179,219          (44)
              --             --            --             --           --
      11,041,965      2,624,847            --             --           --
              --             --            --             --           --
 ---------------     ----------    ----------     ----------   ----------
      16,062,543      2,363,861        32,485        179,219          (44)
 ---------------     ----------    ----------     ----------   ----------
 $    26,294,442     $3,293,905    $3,424,417     $7,959,604   $6,529,761
 ===============     ==========    ==========     ==========   ==========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          For the Year Ended
                                                       --------------------------
                                                       December 31,  December 31,
                                                           1995          1994
                                                       ------------  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income...............................  $ 2,375,663   $  2,808,997
 Net realized gains (losses) on investment
   transactions......................................     (324,052)       210,291
 Net change in unrealized appreciation (depreciation)
   on investments....................................    9,391,499     (4,108,668)
                                                       -----------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................   11,443,110     (1,089,380)
                                                       -----------   ------------
 Net equalization credits............................           --          2,562
                                                       -----------   ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares.....................................   (2,441,590)    (2,753,670)
  Class B Shares.....................................      (31,089)       (34,937)
  Class I Shares.....................................      (36,073)            --
                                                       -----------   ------------
  TOTAL DIVIDENDS TO SHAREHOLDERS....................   (2,508,752)    (2,788,607)
                                                       -----------   ------------
 Net realized gains on investments:
  Class A Shares.....................................     (108,059)       (19,340)
  Class B Shares.....................................       (4,560)          (323)
  Class I Shares.....................................       (2,720)            --
                                                       -----------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS................     (115,339)       (19,663)
                                                       -----------   ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold.......................    9,561,625      6,725,337
 Dividends reinvested................................    2,415,006      2,336,101
 Cost of shares redeemed.............................   (9,697,497)   (12,384,919)
                                                       -----------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS...............................    2,279,134     (3,323,481)
                                                       -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...........   11,098,153     (7,218,569)
NET ASSETS:
 Beginning of year...................................   44,367,174     51,585,743
                                                       -----------   ------------
 End of year (includes undistributed net investment
   income of $220 in 1995 and $133,309 in 1994)......  $55,465,327   $ 44,367,174
                                                       ===========   ============

                       See Notes to Financial Statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 1995
--------------------------------------------------------------------------------

                                       Managed       Equity
                                        Assets       Income           Growth
                                       Fund(1)      Fund(2)          Fund(2)
                                       -------      -------          -------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
 Net investment income..............  $   93,370  $  9,024,081     $  3,827,071
 Net realized gains on investment
   transactions.....................           5    12,993,377       26,140,162
 Net realized gains (losses) on
   foreign currency transactions....          --            --               --
 Net realized gains on futures
   transactions.....................          --            --               --
 Net change in unrealized
   appreciation on investments......     724,063    41,597,759       45,732,866
 Net unrealized appreciation of
   assets and liabilities
   denominated in foreign currencies
   and financial futures............          --            --               --
                                      ----------  ------------     ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS.......     817,438    63,615,217       75,700,099
                                      ----------  ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares....................     (77,991)      (36,341)         (20,056)
  Class B Shares....................      (7,493)       (4,665)            (128)
  Class I Shares....................      (7,813)   (8,991,662)(5)   (3,803,209)
                                      ----------  ------------     ------------
  TOTAL DIVIDENDS TO SHAREHOLDERS...     (93,297)   (9,032,668)      (3,823,393)
                                      ----------  ------------     ------------
 Net realized gains on investments:
  Class A Shares....................          --       (76,484)        (297,846)
  Class B Shares....................          --       (15,958)         (18,522)
  Class I Shares....................          --    (7,635,585)     (20,574,490)
                                      ----------  ------------     ------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS....................          --    (7,728,027)     (20,890,858)
                                      ----------  ------------     ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold......   9,391,817   258,157,716      300,831,887
 Dividends reinvested...............      85,512     6,638,209       15,027,099
 Cost of shares redeemed............    (602,469)  (24,256,920)     (68,303,488)
                                      ----------  ------------     ------------
  NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS.........   8,874,860   240,539,005      247,555,498
                                      ----------  ------------     ------------
   TOTAL INCREASE IN NET ASSETS.....   9,599,001   287,393,527      298,541,346
NET ASSETS:
 Beginning of period................          --            --               --
                                      ----------  ------------     ------------
 End of period(6)...................  $9,599,001  $287,393,527     $298,541,346
                                      ==========  ============     ============

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
(5) Includes distributions in excess of net investment income of $8,587.
(6) Includes undistributed net investment income of $73, $0, $3,678, $3,938, $134,091, $0 and $0, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Special        International                International
  Opportunities        Equity          Bond          Bond
     Fund(2)           Fund(3)       Fund(4)        Fund(2)
  -------------     -------------    -------     -------------
 $       412,673    $  1,052,004   $  6,703,140   $   611,812
       1,749,697         505,347      6,908,795     1,020,021
              --        (236,752)            --        30,644
              --       3,503,125             --            --
      15,460,102       5,875,255      6,271,794       427,716
              --         899,200             --       144,180
 ---------------    ------------   ------------   -----------
      17,622,472      11,598,179     19,883,729     2,234,373
 ---------------    ------------   ------------   -----------
            (807)        (12,465)       (50,085)      (13,458)
              --            (174)          (755)         (173)
        (407,928)       (905,274)    (6,652,300)     (612,038)
 ---------------    ------------   ------------   -----------
        (408,735)       (917,913)    (6,703,140)     (625,669)
 ---------------    ------------   ------------   -----------
         (13,273)        (60,752)       (63,549)      (33,914)
            (308)         (4,283)        (2,117)         (311)
      (1,849,182)     (2,203,921)    (4,372,121)   (1,053,821)
 ---------------    ------------   ------------   -----------
      (1,862,763)     (2,268,956)    (4,437,787)   (1,088,046)
 ---------------    ------------   ------------   -----------
      89,942,654     100,265,824    129,396,150    15,584,504
       1,194,408       1,535,547      2,974,473       380,496
     (12,875,093)     (5,823,304)   (13,804,756)   (1,490,370)
 ---------------    ------------   ------------   -----------
      78,261,969      95,978,067    118,565,867    14,474,630
 ---------------    ------------   ------------   -----------
      93,612,943     104,389,377    127,308,669    14,995,288
              --              --             --            --
 ---------------    ------------   ------------   -----------
 $    93,612,943    $104,389,377   $127,308,669   $14,995,288
 ===============    ============   ============   ===========

                       See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                          For the Period Ended For the Year Ended For the Period Ended
                              December 31,        January 31,         January 31,
                                1995(1)               1995              1994(2)
                          -------------------- ------------------ --------------------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income..      $  9,688,284        $   346,925          $  269,055
 Net realized gains
   (losses) on
   investment
   transactions.........         7,844,775            (63,605)             13,430
 Net change in
   unrealized
   appreciation
   (depreciation) on
   investments..........         7,312,968           (304,664)            (60,015)
                              ------------        -----------          ----------
  NET INCREASE
    (DECREASE) IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        24,846,027            (21,344)            222,470
                              ------------        -----------          ----------
DIVIDENDS TO
  SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares........          (137,077)            (4,217)             (1,326)
  Class B Shares........            (3,518)               (99)                 --
  Class I Shares........        (9,547,689)          (342,609)           (267,729)
                              ------------        -----------          ----------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS........        (9,688,284)          (346,925)           (269,055)
                              ------------        -----------          ----------
 Net realized gains on
   investments:
  Class A Shares........          (157,731)               (16)               (152)
  Class B Shares........            (6,773)                (1)                 --
  Class I Shares........        (5,006,911)            (1,196)            (12,072)
                              ------------        -----------          ----------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS........        (5,171,415)            (1,213)            (12,224)
                              ------------        -----------          ----------
CAPITAL STOCK
  TRANSACTIONS:
 Net proceeds from
   shares sold..........       200,868,057          7,682,912           5,298,453
 Dividends reinvested...         4,026,532              9,789               6,783
 Cost of shares
   redeemed.............       (23,767,145)        (5,345,718)           (154,029)
                              ------------        -----------          ----------
  NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS..       181,127,444          2,346,983           5,151,207
                              ------------        -----------          ----------
   TOTAL INCREASE IN NET
     ASSETS.............       191,113,772          1,977,501           5,092,398
NET ASSETS:
 Beginning of period....         7,169,899          5,192,398             100,000
                              ------------        -----------          ----------
 End of period..........      $198,283,671        $ 7,169,899          $5,192,398
                              ============        ===========          ==========

-----------
(1) For the period February 1, 1995 through December 31, 1995.
(2) For the period March 5, 1993 (commencement of operations) through January 31, 1994.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                          For the Period Ended For the Year Ended For the Year Ended
                              December 31,        February 28,       February 28,
                                1995(1)               1995             1994(2)
                          -------------------- ------------------ ------------------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income..      $ 14,827,033        $  1,985,164       $ 1,394,851
 Net realized gains
   (losses) on
   investment
   transactions.........         3,839,621            (757,908)        1,275,347
 Net change in
   unrealized
   appreciation on
   investments..........        13,694,976           2,898,764        (1,243,092)
                              ------------        ------------       -----------
  NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        32,361,630           4,126,020         1,427,106
                              ------------        ------------       -----------
DIVIDENDS TO
  SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares........          (619,417)         (1,214,913)       (1,394,847)
  Class B Shares........            (3,609)                (17)               (4)
  Class I Shares........       (14,204,008)           (770,234)               --
                              ------------        ------------       -----------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (14,827,034)         (1,985,164)       (1,394,851)
                              ------------        ------------       -----------
 Net realized gains on
   investments:
  Class A Shares........          (143,000)            (62,814)       (1,471,722)
  Class B Shares........            (2,501)               (284)               --
  Class I Shares........        (3,007,029)                 --                --
                              ------------        ------------       -----------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS........        (3,152,530)            (63,098)       (1,471,722)
                              ------------        ------------       -----------
CAPITAL STOCK
  TRANSACTIONS:
 Net proceeds from
   shares sold..........        48,746,625         367,446,983         6,646,160
 Dividends reinvested...         2,914,315             851,803         1,972,931
 Cost of shares
   redeemed.............       (57,221,370)        (16,165,822)       (6,226,132)
                              ------------        ------------       -----------
  NET INCREASE
    (DECREASE) IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS..        (5,560,430)        352,132,964         2,392,959
                              ------------        ------------       -----------
   TOTAL INCREASE IN NET
     ASSETS.............         8,821,636         354,210,722           953,492
NET ASSETS:
 Beginning of period....       383,049,081          28,838,359        27,884,867
                              ------------        ------------       -----------
 End of period..........      $391,870,717        $383,049,081       $28,838,359
                              ============        ============       ===========

-----------
(1) For the period March 1, 1995 through December 31, 1995.
(2) Includes Class B Shares for the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                          For the Period Ended For the Year Ended For the Year Ended
                              December 31,        February 28,       February 28,
                                1995(1)               1995             1994(2)
                          -------------------- ------------------ ------------------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income..      $ 10,231,899        $    930,044       $   497,241
 Net realized gains
   (losses) on
   investment
   transactions.........         5,020,578            (260,986)          607,250
 Net change in
   unrealized
   appreciation on
   investments..........        11,041,965           2,624,847          (728,931)
                              ------------        ------------       -----------
  NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        26,294,442           3,293,905           375,560
                              ------------        ------------       -----------
DIVIDENDS TO
  SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares........          (268,916)           (409,080)         (497,237)
  Class B Shares........            (2,833)                (67)               (4)
  Class I Shares........        (9,960,150)           (520,897)               --
                              ------------        ------------       -----------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (10,231,899)           (930,044)         (497,241)
                              ------------        ------------       -----------
 Net realized gains on
   investments:
  Class A Shares........          (135,418)                 --          (717,815)
  Class B Shares........            (4,334)                 --                --
  Class I Shares........        (4,405,351)                 --                --
                              ------------        ------------       -----------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS........        (4,545,103)                 --          (717,815)
                              ------------        ------------       -----------
 In excess of net
   realized gains on
   investments:
  Class A Shares........                --                  --            (6,618)
                              ------------        ------------       -----------
CAPITAL STOCK
  TRANSACTIONS:
 Net proceeds from
   shares sold..........        34,482,785         222,400,536         3,588,206
 Dividends reinvested...         3,928,330             323,826           956,597
 Cost of shares
   redeemed.............       (29,087,608)         (7,342,155)       (5,752,746)
                              ------------        ------------       -----------
  NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS..         9,323,507         215,382,207        (1,207,943)
                              ------------        ------------       -----------
   TOTAL INCREASE IN NET
     ASSETS.............        20,840,947         217,746,068        (2,054,057)
NET ASSETS:
 Beginning of period....       226,982,203           9,236,135        11,290,192
                              ------------        ------------       -----------
 End of period..........      $247,823,150        $226,982,203       $ 9,236,135
                              ============        ============       ===========

-----------
(1) For the period March 1, 1995 through December 31, 1995.
(2) Includes Class B Shares for the period February 8,1994 (initial offering date of Class B Shares) through February 28, 1994.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the Year Ended
                                                   ---------------------------
                                                   December 31,   December 31,
                                                       1995           1994
                                                   ------------   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income...........................  $   3,391,932  $  4,694,844
 Net realized gains (losses) on investment
   transactions..................................         32,485      (961,178)
                                                   -------------  ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS...................................      3,424,417     3,733,666
                                                   -------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME:
 Class A Shares..................................     (3,391,932)   (4,694,844)
                                                   -------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold...................    250,085,862   677,021,399
 Dividends reinvested............................      2,488,380     1,310,332
 Cost of shares redeemed.........................   (311,695,323) (716,564,214)
                                                   -------------  ------------
  NET DECREASE IN NET ASSETS FROM FUND SHARE
    TRANSACTIONS.................................    (59,121,081)  (38,232,483)
                                                   -------------  ------------
Increase due to capital contribution from
  affiliate of investment adviser (Note 3(d))....             --       933,054
                                                   -------------  ------------
  TOTAL DECREASE IN NET ASSETS...................    (59,088,596)  (38,260,607)
NET ASSETS:
 Beginning of year...............................    116,352,656   154,613,263
                                                   -------------  ------------
 End of year.....................................  $  57,264,060  $116,352,656
                                                   =============  ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the Year Ended
                                                  -----------------------------
                                                  December 31,    December 31,
                                                      1995            1994
                                                  ------------    ------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:
 Net investment income..........................  $   7,780,385  $    5,491,950
 Net realized gains (losses) on investment
   transactions.................................        179,219      (1,309,831)
                                                  -------------  --------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS..................................      7,959,604       4,182,119
                                                  -------------  --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares................................     (7,779,495)     (5,491,950)
  Class B Shares................................           (890)            --
                                                  -------------  --------------
  TOTAL DIVIDENDS TO SHAREHOLDERS...............     (7,780,385)     (5,491,950)
                                                  -------------  --------------
 Net realized gains on investments:
  Class A Shares................................       (123,505)        (23,361)
  Class B Shares................................            (35)            --
                                                  -------------  --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........       (123,540)        (23,361)
                                                  -------------  --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS................................     (7,903,925)     (5,515,311)
                                                  -------------  --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold..................    803,027,143   1,724,346,455
 Dividends reinvested...........................      6,873,012       2,559,069
 Cost of shares redeemed........................   (725,296,634) (1,770,081,791)
                                                  -------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS.....................     84,603,521     (43,176,267)
                                                  -------------  --------------
Increase due to capital contribution from
  affiliate of investment adviser (Note 3(d))...             --       1,286,000
                                                  -------------  --------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......     84,659,200     (43,223,459)
NET ASSETS:
 Beginning of year..............................    119,400,018     162,623,477
                                                  -------------  --------------
 End of year....................................  $ 204,059,218  $  119,400,018
                                                  =============  ==============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         For the Year Ended
                                                     ---------------------------
                                                     December 31,   December 31,
                                                         1995           1994
                                                     ------------   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income.............................  $   6,529,805  $  4,523,891
 Net realized losses on investment transactions....            (44)      (36,537)
                                                     -------------  ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS.....................................      6,529,761     4,487,354
                                                     -------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares...................................     (6,529,805)   (4,523,891)
                                                     -------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold.....................    534,326,783   428,067,086
 Dividends reinvested..............................      3,305,612     2,261,400
 Cost of shares redeemed...........................   (482,251,105) (434,859,851)
                                                     -------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS.............................     55,381,290    (4,531,365)
                                                     -------------  ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.........     55,381,246    (4,567,902)
NET ASSETS:
 Beginning of year.................................    173,130,032   177,697,934
                                                     -------------  ------------
 End of year.......................................  $ 228,511,278  $173,130,032
                                                     =============  ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--GENERAL

  Prairie Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). At December 31, 1995, the Trust consisted of twelve separate investment portfolios. The accompanying financial statements include the results of operations for the following portfolios of the Trust: Managed Assets Income Fund, Managed Assets Fund, Equity Income Fund, Growth Fund, Special Opportunities Fund, International Equity Fund, Bond Fund, International Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Money Market Fund, Money Market Fund, and Municipal Money Market Fund. Additionally, the accompanying financial statements include the results of operations for the Prairie Municipal Bond Fund, Inc. and the Prairie Intermediate Bond Fund, two open-end management investment companies registered under the Act (together with the Trust's portfolios, the "Funds").
  First Chicago Investment Management Company ("FCIMCO"), a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), serves as each Fund's investment adviser and administrator. FCIMCO has engaged ANB Investment Management and Trust Company ("ANB") to serve as sub-investment adviser for the International Equity Fund. Additionally, FCIMCO has engaged Concord Holding Corporation ("Concord"), a wholly-owned subsidiary of The BISYS Group, Inc., to assist it in providing certain administrative services for the Funds. Concord Financial Group, Inc., a wholly-owned subsidiary of Concord, serves as the principal underwriter and distributor of each Fund's shares.
  The Funds (except for the U.S. Government Money Market Fund and Municipal Money Market Fund, which offer Class A shares only, and the Money Market Fund which offers Class A shares and Class B shares) each offer Class A shares, Class B shares and Class I shares. Class A shares, Class B shares and Class I shares are substantially the same except that Class A shares are subject to a sales charge imposed at the time of purchase and are subject to fees charged pursuant to a Shareholder Services Plan. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption and are subject to fees charged pursuant to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholder Services Plan. Class I shares are not subject to any sales charge, shareholder services fees or distribution fees.
  During the period January 27, 1995 through March 3, 1995, various common trust funds and collective trust funds managed by FNBC transferred cash and securities to certain Funds in exchange for Class I shares of the corresponding Fund. The following table sets forth the date on which such transfers occurred, the transferring entity, the corresponding Fund, the market value of the securities and cash transferred and the amount of Class I shares issued in connection with such transfer:

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 Class I
                                                                                  Shares
    Date of Transfer        Transferring Entity          Fund      Market Value   Issued
    ----------------        -------------------          ----      ------------  -------
January 27, 1995........ First Chicago Personal     Equity Income  $198,087,162 19,808,716
                         Trust Equity Fund          Fund
January 27, 1995........ First Chicago Personal     Growth Fund     245,392,975 24,539,297
                         Trust Endowment Equity
                         Fund and First Chicago
                         Personal Trust Growth
                         Equity Fund
January 27, 1995........ First Chicago Personal     Special          51,316,357  5,131,636
                         Trust Special Equity       Opportunities
                         Fund                       Fund
January 27, 1995........ First Chicago Personal     International     8,955,517    895,552
                         Trust International Bond   Bond Fund
                         Fund
February 10, 1995....... First Chicago Personal     Bond Fund        98,997,057  9,899,706
                         Trust Taxable Bond Fund
                         And First Chicago
                         Personal Trust
                         Endowment Bond Fund
February 10, 1995....... First Chicago Personal     Intermediate    129,394,694 16,848,267
                         Trust Intermediate         Bond Fund
                         Taxable Bond Fund and
                         Lake Shore Common
                         Trust Taxable Fixed
                         Income Fund
February 10, 1995....... First Chicago Personal     Municipal Bond  213,488,376 17,910,099
                         Trust Tax-Exempt Bond      Fund
                         Fund
February 10, 1995....... First Chicago Personal     Intermediate    349,656,211 29,885,146
                         Trust Intermediate Tax-    Municipal Bond
                         Exempt Bond Fund and       Fund
                         Lake Shore Common
                         Trust Municipal Bond
                         Fund
March 3, 1995........... First Chicago Personal     International    48,338,875  4,833,888
                         Trust International Equity Equity Fund
                         Fund

  At meetings of the shareholders of the First Prairie Diversified Assets Fund, First Prairie Municipal Bond Fund--Intermediate Series, First Prairie Money Market Fund--Money Market Series and Government Series, and First Prairie Municipal Money Market Fund (collectively, the "First Prairie Funds") held on January 17, 1995, shareholders of each such Fund approved an Agreement and Plan of Exchange (the "Plan") which called for the transfer of the assets, subject to the liabilities, of each First Prairie Fund to the Prairie Managed Assets Income Fund,

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
Prairie Intermediate Municipal Bond Fund, Prairie Money Market Fund, Prairie U.S. Government Money Market Fund, and Prairie Municipal Money Market Fund, respectively. The Plan also called for the issuance of shares by the respective Prairie Funds to the shareholders of the corresponding First Prairie Fund, such shares being equal in value to the net assets so transferred.
  The following table sets forth the date on which this transfer took place along with the net assets transferred and the number of shares issued:

                                                      Net Assets
   Fund                             Date of Transfer Transferred  Shares Issued
   ----                             ---------------- -----------  -------------
   Managed Assets Income Fund...... March 3, 1995    $ 43,698,653    3,518,593
   Intermediate Municipal Bond
    Fund........................... January 27, 1995   22,331,512    1,930,122
   Money Market Fund............... May 20, 1995      127,355,807  127,197,352
   U.S. Government Money Market
    Fund........................... May 20, 1995       52,257,087   52,273,072
   Municipal Money Market Fund..... May 20, 1995      178,386,094  178,439,745

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
  (A) Portfolio Valuation: Bonds, debentures, notes, mortgage-related securities, asset-backed securities, municipal obligations and convertible debt obligations ("Fixed Income Securities") are valued daily using available market quotations or at fair value as determined by one or more independent pricing services (the "Service") approved by the Board of Trustees (or the "Board"). Fixed Income Securities for which quoted bid prices are readily available and are representative of the bid side of the market, in the judgment of the Service, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other Fixed Income Securities are carried at fair value as determined by the Service, based upon methods which include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type, indications as to values from dealers, and general market conditions. Fixed Income Securities with maturities less than 60 days are carried at amortized cost, which approximates market value.
  Common stocks, preferred stocks and convertible securities, as well as warrants to purchase such securities ("Equity Securities"), and call options written by a Fund are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Equity securities not

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the most recent bid prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board.
  Restricted securities, illiquid securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board.
  Investments of the U.S. Government Money Market Fund, Money Market Fund and Municipal Money Market Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instruments with a remaining maturity greater that thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.
  (B) Foreign currency translations: The books and records of the International Bond Fund and the International Equity Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment securities, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the investment adviser; (ii) purchases and sales of foreign securities, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds generally do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized and unrealized gains and losses on foreign currency represent: (i) foreign exchange gains and losses from the sale and holding of foreign currencies, forward contracts and foreign currency denominated debt obligations; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.
  (C) Futures contracts: The International Equity Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase.
Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the value of the contract are recorded as unrealized gains or losses. The Fund recognizes, when the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Futures contracts open at December 31, 1995 and their related unrealized market appreciation (depreciation) are set forth in the notes to the Portfolio of Investments of the International Equity Fund.
  There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
  (D) Forward foreign currency contracts--The International Bond Fund may enter into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward foreign currency contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward foreign currency contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The
Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward foreign currency contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gains on such contracts that are recognized in the Statement of Assets and Liabilities.
  (E) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
  Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by FCIMCO, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
  (F) Expenses: Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them.
  (G) Dividends to shareholders: It is the policy of Managed Assets Income Fund and Equity Income Fund to declare and pay dividends from net investment income monthly while the Managed Assets Fund, Growth Fund, Special Opportunities Fund and International Equity Fund declare and pay dividends quarterly. The Bond Fund, Intermediate Bond Fund, International Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Money Market Fund, Money Market Fund and Municipal Money Market Fund declare dividends daily from net investment income, payable monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). However, to the extent that net realized capital gains of a Fund can be reduced by capital loss carryovers, if any, such gains will not be distributed.
  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
  (H) Federal income taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.
  Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Municipal Money Market Fund and the Special Opportunities
Fund

PRAIRIE FUNDS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
-------------------------------------------------------------------------------
incurred and may elect to defer net capital losses of approximately $50 and $113,000, respectively.
  At December 31, 1995, the Managed Asset Income Fund had unused capital loss carryovers of approximately $317,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, the carryover expires in 2003.
  At December 31, 1995, the U.S. Government Money Market Fund had unused capital loss carryovers of approximately $16,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, the carryover expires in 2002.

  At December 31, 1995, the Municipal Money Market Fund had unused capital loss carryovers of approximately $40,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, $1,000 of the carryover expires in 1999, $2,000 expires in 2001, $1,000 expires in 2002 and $36,000 expires in 2003.

  At December 31, 1995, with the exception of the Growth Fund, the cost of the Funds' investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Portfolios of Investments).
  (I) Other: Organization expenses incurred by the Funds are being amortized to operations over the period during which it is expected that a benefit will be realized, not to exceed five years.
  (J) Concentration of risk: Investing in securities of foreign issuers and foreign currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. securities. These risks are greater with respect to securities of issuers located in emerging market countries in which certain Funds are authorized to invest. The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
NOTE 3--INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The Trust has an Investment Advisory Agreement with FCIMCO pursuant to which FCIMCO has agreed to provide day-to-day management of each Fund's investments at the following annual rates:

   Managed Assets Income Fund............................................. 0.65%
   Managed Assets Fund.................................................... 0.65%
   Equity Income Fund..................................................... 0.50%
   Growth Fund............................................................ 0.65%
   Special Opportunities Fund............................................. 0.70%
   International Equity Fund.............................................. 0.80%
   Intermediate Bond Fund................................................. 0.40%
   Bond Fund.............................................................. 0.55%
   International Bond Fund................................................ 0.70%
   Intermediate Municipal Bond Fund....................................... 0.40%
   Municipal Bond Fund.................................................... 0.40%
   U.S. Government Money Market Fund...................................... 0.40%
   Money Market Fund...................................................... 0.40%
   Municipal Money Market Fund............................................ 0.40%

  The Trust has an Administration Agreement with FCIMCO pursuant to which FCIMCO has agreed to assist in all aspects of the Funds' operations at an annual rate of 0.15% of each Fund's average daily net assets. FCIMCO has engaged Concord to provide certain administrative services to the Funds pursuant to a Master Sub-Administration Agreement between FCIMCO and Concord. FCIMCO has agreed to pay Concord a fee for the services stipulated in the Master Sub-Administration Agreement.
  For the period ended December 31, 1995, FCIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts, excluding shareholder servicing fees and 12b-1 fees (as a percentage of each Fund's average net assets):

                                                         CLASS A CLASS B CLASS I
                                                         ------- ------- -------
Managed Assets Income Fund..............................  1.31%   2.06%   0.80%
Managed Assets Fund.....................................  1.33%   2.08%   0.80%
Equity Income Fund......................................  1.18%   1.93%   0.65%
Growth Fund.............................................  1.33%   2.08%   0.80%
Special Opportunities Fund..............................  1.38%   2.13%   0.85%
International Equity Fund...............................  1.58%   2.33%   1.05%
Intermediate Bond Fund..................................  1.15%   1.90%   0.55%
Bond Fund...............................................  1.23%   1.98%   0.70%
International Bond Fund.................................  1.48%   2.23%   0.95%
Intermediate Municipal Bond Fund........................  0.90%   1.83%   0.55%

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         Class A Class B Class I
                                                         ------- ------- -------
Municipal Bond Fund.....................................  1.08%   1.83%   0.55%
U.S. Government Money Market............................  0.80%     NA      NA
Money Market Fund.......................................  0.80%   1.55%     NA
Municipal Money Market Fund.............................  0.70%     NA      NA

  As such, FCIMCO reimbursed expenses during the period ending December 31, 1995 in the following amounts:

                                                                      Expense
                                                                   Reimbursement
                                                                   -------------
   Managed Assets Income Fund.....................................   $179,574
   Managed Assets Fund............................................     89,978
   Equity Income Fund.............................................    277,704
   Growth Fund....................................................    314,740
   Special Opportunities Fund.....................................    168,733
   International Equity Fund......................................    213,519
   Intermediate Bond Fund.........................................    185,219
   Bond Fund......................................................    178,732
   International Bond Fund........................................    110,736
   Intermediate Municipal Bond Fund...............................    403,299
   Municipal Bond Fund............................................    278,552
   U.S. Government Money Market Fund..............................    198,986
   Money Market Fund..............................................    431,210
   Municipal Money Market Fund....................................    489,926

  The Distributor is not entitled to any fees pursuant to the Distribution Agreement; however, the Distributor may receive payments of sales charges or contingent deferred sales charges.
  (B) The Funds' Class A shares and Class B shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay the Distributor a fee, at an annual rate of 0.25% of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents who may include FCIMCO, FNBC and their affiliates. For the period ended December 31, 1995, the Funds paid the following amounts under the Plan:

                                    Amounts paid to
                                     FCIMCO, FNBC   Amounts paid to   Amounts
                                          and        other service  retained by
                                    its affiliates   organizations  Distributor
                                    --------------- --------------- -----------
   Managed Assets Income Fund......     $7,185         $111,163        $809
   Managed Assets Fund.............      7,036            1,892         124
   Equity Income Fund..............        417            2,510          54
   Growth Fund.....................      1,788            2,959         137
   Special Opportunities Fund......        304              454          19

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                    Amounts paid to
                                     FCIMCO, FNBC   Amounts paid to   Amounts
                                          and        other service  retained by
                                    its affiliates   organizations  Distributor
                                    --------------- --------------- -----------
   International Equity Fund.......    $  1,363         $ 1,791       $   98
   Intermediate Bond Fund..........       3,487           2,209           72
   Bond Fund.......................       1,230             898           33
   International Bond Fund.........         415             240           29
   Intermediate Municipal Bond
    Fund...........................      23,617          13,617        1,227
   Municipal Bond Fund.............       7,593           7,151          266
   U.S. Government Money Market
    Fund...........................     168,470           2,292          --
   Money Market Fund...............     378,833           1,372          380
   Municipal Money Market Fund.....     508,558              28           17

  (C) The Funds' Class B shares have a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (the "12b-1 Plan") pursuant to which the Funds have agreed to pay the Distributor for advertising, marketing and distributing Class B Shares of the Funds at an annual rate of .75% of the average daily net assets of the Funds' outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCIMCO, FNBC and their affiliates in respect of these services. For the period ended December 31, 1995, the Funds made the following payments under the 12b-1 Plan, all of which was retained by the Distributor:

   Managed Assets Income Fund........................................... $5,831
   Managed Assets Fund..................................................  3,325
   Equity Income Fund...................................................  1,283
   Growth Fund..........................................................    670
   Special Opportunities Fund...........................................     56
   International Equity Fund............................................    379
   Intermediate Bond Fund...............................................    563
   Bond Fund............................................................    116
   International Bond Fund..............................................     30
   Intermediate Municipal Bond Fund.....................................    824
   Municipal Bond Fund..................................................    600
   Money Market Fund....................................................    154

  (D) During the fiscal year ended December 31, 1994, an affiliate of FCIMCO purchased securities from the Money Market Fund and the U.S. Government Money Market Fund at an amount in excess of the securities' fair market value. These Funds recorded a realized loss on these sales in the amount of $1,286,000 and $933,054, respectively, and an offsetting capital contribution from the affiliate. As a result of varying treatments for book and tax purposes, the capital contributions were reclassified from additional paid-in-capital to accumulated net realized losses in the Statement of Assets and Liabilities.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
NOTE 4--SECURITIES TRANSACTIONS

  The following summarizes the securities transactions entered into by the Funds, excluding short-term investments, for the period ended December 31, 1995:

                                                       Purchases      Sales
                                                      ------------ ------------
   Managed Assets Income Fund........................ $  3,357,559 $  7,795,562
   Managed Assets Fund...............................    7,772,725       99,502
   Equity Income Fund................................  317,060,048   94,711,633
   Growth Fund.......................................  488,008,493  274,675,271
   Special Opportunities Fund........................   96,866,413   26,212,656
   International Equity Fund.........................   72,831,246    3,326,924
   Intermediate Bond Fund............................  410,895,956  256,675,480
   Bond Fund.........................................  265,646,537  167,721,527
   International Bond Fund...........................   14,226,845    4,749,719
   Intermediate Municipal Bond Fund..................  167,757,833  164,745,501
   Municipal Bond Fund...............................  174,644,032  162,078,544

  At December 31, 1995, accumulated net unrealized appreciation (depreciation) on investments was as follows:

                                         Unrealized   Unrealized   Net Unrealized
                                        Appreciation Depreciation   Appreciation
                                        ------------ ------------  --------------
   Managed Assets Income Fund.......... $ 8,452,650  $  (184,643)   $ 8,268,007
   Managed Assets Fund.................     766,286      (42,223)       724,063
   Equity Income Fund..................  42,227,078     (629,319)    41,597,759
   Growth Fund.........................  48,630,652   (2,897,786)    45,732,866
   Special Opportunities Fund..........  16,914,276   (1,454,174)    15,460,102
   International Equity Fund...........   7,077,639   (1,202,384)     5,875,255
   Intermediate Bond Fund..............   7,224,889       (7,491)     7,217,398
   Bond Fund...........................   6,271,794           --      6,271,794
   International Bond Fund.............     427,716           --        427,716
   Intermediate Municipal Bond Fund....  16,805,231           --     16,805,231
   Municipal Bond Fund.................  13,674,273           --     13,674,273

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5--CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Funds are summarized below:

                                        MANAGED ASSETS
                                         INCOME FUND
                          ---------------------------------------------
                                FOR THE                 FOR THE
                               YEAR ENDED             YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,
                                  1995                   1994
                          ---------------------  ----------------------     -------
                            AMOUNT      SHARES      AMOUNT      SHARES
                            ------      ------      ------      ------
Class A Shares:
Shares Issued...........  $ 6,191,735   463,615  $  5,577,372   441,901
Dividends reinvested....    2,369,623   177,490     2,307,933   185,739
Shares redeemed.........   (9,494,631) (723,267)  (11,257,088) (903,518)
                          -----------  --------  ------------  --------
Net Increase (decrease).  $  (933,273)  (82,162) $ (3,371,783) (275,878)
                          ===========  ========  ============  ========
Class B Shares:
Shares Issued...........  $ 2,007,221   146,972  $  1,147,965    90,904
Dividends reinvested....       33,593     2,392        28,168     2,281
Shares redeemed.........          --        --     (1,127,831)  (93,185)(d)
                          -----------  --------  ------------  --------
Net Increase............  $ 2,040,814   149,364  $     48,302       --
                          ===========  ========  ============  ========
Class I Shares:
Shares Issued...........  $ 1,362,669   103,183           --        --
Dividends reinvested....       11,790       865           --        --
Shares redeemed.........     (202,866)  (15,263)          --        --
                          -----------  --------  ------------  --------
Net Increase............  $ 1,171,593    88,785  $        --        --
                          ===========  ========  ============  ========
Net Increase (decrease)
 in Fund................  $ 2,279,134   320,311  $ (3,323,481) (275,878)
                          ===========  ========  ============  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                            MANAGED ASSETS           EQUITY INCOME
                                 FUND                    FUND
                         -----------------------------------------------
                            FOR THE PERIOD          FOR THE PERIOD
                            APRIL 3, 1995          JANUARY 27, 1995
                               THROUGH                  THROUGH
                         DECEMBER 31, 1995(A)    DECEMBER 31, 1995(A)
                         -----------------------------------------------
                             AMOUNT     SHARES     AMOUNT       SHARES
                             ------     ------     ------       ------
Class A Shares:
Shares Issued...........  $8,265,007   774,054  $  3,147,813     274,126
Dividends reinvested....      77,996     6,993        96,740       8,056
Shares redeemed.........    (582,928)  (54,615)     (548,876)    (47,021)
                         -----------  --------  ------------  ----------
Net Increase............  $7,760,075   726,432  $  2,695,677     235,161
                         ===========  ========  ============  ==========
Class B Shares:
Shares Issued........... $   763,106    73,866  $    549,799      47,321
Dividends reinvested....       7,435       679        20,644       1,708
Shares redeemed.........     (19,541)   (1,829)       (5,669)       (479)
                         -----------  --------  ------------  ----------
Net Increase............ $   751,000    72,716  $    564,774      48,550
                         ===========  ========  ============  ==========
Class I Shares:
Shares Issued........... $   363,704    35,836  $254,460,104  24,853,530
Dividends reinvested....          81         7     6,520,825     538,073
Shares redeemed.........         --        --    (23,702,375) (2,132,230)
                         -----------  --------  ------------  ----------
Net Increase............ $   363,785    35,843  $237,278,554  23,259,373
                         ===========  ========  ============  ==========
Net Increase in Fund.... $ 8,874,860   834,991  $240,539,005  23,543,084
                         ===========  ========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                               SPECIAL
                                     GROWTH                 OPPORTUNITIES
                                      FUND                      FUND
                             ------------------------  ------------------------
                                 FOR THE PERIOD            FOR THE PERIOD
                                JANUARY 27, 1995          JANUARY 27, 1995
                                     THROUGH                   THROUGH
                              DECEMBER 31, 1995(A)      DECEMBER 31, 1995(A)
                             ------------------------  ------------------------
                                AMOUNT       SHARES       AMOUNT       SHARES
                                ------       ------       ------       ------
Class A Shares:
Shares Issued............... $  4,175,044     365,857  $    621,648      57,254
Dividends reinvested........      284,304      24,056        13,920       1,177
Shares redeemed.............     (339,951)    (28,244)      (38,190)     (3,361)
                             ------------  ----------  ------------  ----------
Net Increase................ $  4,119,397     361,669  $    597,378      55,070
                             ============  ==========  ============  ==========
Class B Shares:
Shares Issued............... $    246,223      21,032  $     13,756       1,248
Dividends reinvested........       18,650       1,584           308          26
Shares redeemed.............       (2,126)       (178)          (52)         (5)
                             ------------  ----------  ------------  ----------
Net Increase................ $    262,747      22,438  $     14,012       1,269
                             ============  ==========  ============  ==========
Class I Shares:
Shares Issued............... $296,410,620  29,238,077   $89,307,250   8,700,086
Dividends reinvested........   14,724,145   1,243,736     1,180,180      99,691
Shares redeemed.............  (67,961,411) (5,922,360)  (12,836,851) (1,176,741)
                             ------------  ----------  ------------  ----------
Net Increase................ $243,173,354  24,559,453   $77,650,579   7,623,036
                             ============  ==========  ============  ==========
Net Increase in Fund........ $247,555,498  24,943,560   $78,261,969   7,679,375
                             ============  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                   INTERNATIONAL
                                      EQUITY              INTERMEDIATE BOND
                                       FUND                     FUND
                               ----------------------  ------------------------
                                  FOR THE PERIOD           FOR THE PERIOD
                                   MARCH 3, 1995          FEBRUARY 1, 1995
                                      THROUGH                  THROUGH
                               DECEMBER 31, 1995(A)     DECEMBER 31, 1995(B)
                               ----------------------  ------------------------
                                 AMOUNT      SHARES       AMOUNT       SHARES
                                 ------      ------       ------       ------
Class A Shares:
Shares Issued................. $ 2,704,994    256,160  $  7,282,071     895,627
Dividends reinvested..........      72,968      6,664       288,362      35,401
Shares redeemed...............    (171,519)   (16,377)   (1,588,172)   (194,954)
                               -----------  ---------  ------------  ----------
Net Increase.................. $ 2,606,443    246,447  $  5,982,261     736,074
                               ===========  =========  ============  ==========
Class B Shares:
Shares Issued................. $   177,315     16,903  $    303,451      37,048
Dividends reinvested..........       4,093        407         7,835         961
Shares redeemed...............        (193)       (18)      (50,817)     (6,308)
                               -----------  ---------  ------------  ----------
Net Increase.................. $   181,215     17,292  $    260,469      31,701
                               ===========  =========  ============  ==========
Class I Shares:
Shares Issued................. $97,383,515  9,484,283  $193,282,535  24,813,641
Dividends reinvested..........   1,458,486    131,833     3,730,335     459,341
Shares redeemed...............  (5,651,592)  (536,226)  (22,128,156) (2,742,147)
                               -----------  ---------  ------------  ----------
Net Increase.................. $93,190,409  9,079,890  $174,884,714  22,530,835
                               ===========  =========  ============  ==========
Net Increase in Fund.......... $95,978,067  9,343,629  $181,127,444  23,298,610
                               ===========  =========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                               INTERMEDIATE BOND
                                                     FUND
                                   ---------------------------------------------
                                                             FOR THE PERIOD
                                       FOR THE YEAR          MARCH 5, 1993
                                          ENDED                 THROUGH
                                     JANUARY 31, 1995     JANUARY 31, 1994(A)
                                   ---------------------  ----------------------
                                     AMOUNT     SHARES       AMOUNT      SHARES
                                     ------     ------       ------      ------
Class A Shares:
Shares Issued..................... $   19,449      2,527  $    51,267     6,185
Dividends reinvested..............      4,153        533        1,484       180
Shares redeemed...................    (15,285)    (1,997)         --        --
                                   ----------  ---------  -----------  --------
Net Increase...................... $    8,317      1,063  $    52,751     6,365
                                   ==========  =========  ===========  ========
Class B Shares:
Shares Issued..................... $    2,000        245  $       --        --
Dividends reinvested..............         99         13          --        --
Shares redeemed...................     (2,099)      (258)         --        --
                                   ----------  ---------  -----------  --------
Net Increase...................... $      --         --   $       --        --
                                   ==========  =========  ===========  ========
Class I Shares:
Shares Issued..................... $7,661,463  1,001,211   $5,247,186   628,922
Dividends reinvested..............      5,537        710        5,299       639
Shares redeemed................... (5,328,334)  (698,958)    (154,029)  (18,488)
                                   ----------  ---------  -----------  --------
Net Increase...................... $2,338,666    302,963   $5,098,456   611,073
                                   ==========  =========  ===========  ========
Net Increase in Fund.............. $2,346,983    304,026   $5,151,207   617,438
                                   ==========  =========  ===========  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                       INTERNATIONAL
                                                           BOND
                                BOND FUND                  FUND
                         ------------------------  ----------------------
                                 FOR THE              FOR THE PERIOD
                                 PERIOD              JANUARY 27, 1995
                            FEBRUARY 10, 1995             THROUGH
                                 THROUGH               DECEMBER 31,
                          DECEMBER 31, 1995(A)            1995(A)
                         ------------------------  ----------------------
                            AMOUNT       SHARES      AMOUNT      SHARES
                            ------       ------      ------      ------
Class A Shares:
Shares issued........... $  1,854,556     174,316  $   480,966     42,767
Dividends reinvested....      110,618      10,293       47,097      4,274
Shares redeemed.........     (148,560)    (13,734)     (19,999)    (1,752)
                         ------------  ----------  -----------  ---------
Net increase............ $  1,816,614     170,875  $   508,064     45,289
                         ============  ==========  ===========  =========
Class B Shares:
Shares issued........... $     58,404       5,401  $     3,704        370
Dividends reinvested....        2,873         268          484         44
Shares redeemed.........          --          --           --         --
                         ------------  ----------  -----------  ---------
Net increase............ $     61,277       5,669  $     4,188        414
                         ============  ==========  ===========  =========
Class I Shares:
Shares issued........... $127,483,190  12,620,870  $15,099,834  1,442,838
Dividends reinvested....    2,860,982     267,174      332,915     29,708
Shares redeemed.........  (13,656,196) (1,289,980)  (1,470,371)  (130,514)
                         ------------  ----------  -----------  ---------
Net increase............ $116,687,976  11,598,064  $13,962,378  1,342,032
                         ============  ==========  ===========  =========
Net increase in Fund.... $118,565,867  11,774,608  $14,474,630  1,387,735
                         ============  ==========  ===========  =========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                      INTERMEDIATE MUNICIPAL
                                             BOND FUND
                          --------------------------------------------------
                              FOR THE PERIOD
                               MARCH 1, 1995                FOR THE
                                  THROUGH                 YEAR ENDED
                               DECEMBER 31,              FEBRUARY 28,
                                  1995(C)                    1995
                          ------------------------  ------------------------
                             AMOUNT       SHARES       AMOUNT       SHARES
                             ------       ------       ------       ------
Class A Shares:
Shares issued...........  $  2,036,319     167,138  $    920,191      78,527
Dividends reinvested....       579,220      47,958       829,334      70,747
Shares redeemed.........    (2,724,405)   (225,316)  (12,219,977) (1,053,197)
                          ------------  ----------  ------------  ----------
Net decrease............  $   (108,866)    (10,220) $(10,470,452)   (903,923)
                          ============  ==========  ============  ==========
Class B Shares:
Shares issued...........  $    348,000      28,626  $    115,550       9,750
Dividends reinvested....         4,876         399         1,971         169
Shares redeemed.........       (20,212)     (1,672)     (123,958)    (10,419)
                          ------------  ----------  ------------  ----------
Net increase (decrease).  $    332,664      27,353  $     (6,437)       (500)
                          ============  ==========  ============  ==========
Class I Shares:
Shares issued...........  $ 46,362,306   3,850,432  $366,411,242  31,318,358
Dividends reinvested....     2,330,219     191,337        20,498       1,737
Shares redeemed.........   (54,476,753) (4,527,302)   (3,821,887)   (325,102)
                          ------------  ----------  ------------  ----------
Net increase (decrease).  $ (5,784,228)   (485,533) $362,609,853  30,994,993
                          ============  ==========  ============  ==========
Net increase (decrease)
 in Fund................  $ (5,560,430)   (468,400) $352,132,964  30,090,570
                          ============  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                    INTERMEDIATE
                                     MUNICIPAL             MUNICIPAL BOND
                                     BOND FUND                  FUND
                                ---------------------  ------------------------
                                      FOR THE              FOR THE PERIOD
                                     YEAR ENDED             MARCH 1, 1995
                                   FEBRUARY  28,               THROUGH
                                        1994            DECEMBER 31, 1995(C)
                                ---------------------  ------------------------
                                  AMOUNT      SHARES      AMOUNT       SHARES
                                  ------      ------      ------       ------
Class A Shares:
Shares issued.................. $ 6,634,160   523,996  $  1,295,558     103,426
Dividends reinvested...........   1,972,927   158,309       346,338      27,700
Shares redeemed................  (6,226,132) (496,647)   (1,377,127)   (110,562)
                                -----------  --------  ------------  ----------
Net increase................... $ 2,380,955   185,658  $    264,769      20,564
                                ===========  ========  ============  ==========
Class B Shares:
Shares issued.................. $    12,000       980  $    228,602      18,257
Dividends reinvested...........           4         1         6,838         543
Shares redeemed................         --        --            (39)         (3)
                                -----------  --------  ------------  ----------
Net increase................... $    12,004       981  $    235,401      18,797
                                ===========  ========  ============  ==========
Class I Shares:
Shares issued.................. $       --        --   $ 32,958,625   2,685,708
Dividends reinvested...........         --        --      3,575,154     285,358
Shares redeemed................         --        --    (27,710,442) (2,219,888)
                                -----------  --------  ------------  ----------
Net increase................... $       --        --   $  8,823,337     751,178
                                ===========  ========  ============  ==========
Net increase in Fund........... $ 2,392,959   186,639  $  9,323,507     790,539
                                ===========  ========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                              MUNICIPAL BOND
                                                   FUND
                               -----------------------------------------------
                                       FOR THE                 FOR THE
                                     YEAR ENDED               YEAR ENDED
                                  FEBRUARY 28, 1995       DECEMBER 31, 1994
                               ------------------------   -----------------
                                  AMOUNT       SHARES      AMOUNT      SHARES
                                  ------       ------      ------      ------
Class A Shares:
Shares issued................. $    301,216      25,507  $ 3,586,206   275,363
Dividends reinvested..........      319,837      27,236      956,593    75,829
Shares redeemed...............   (2,895,171)   (246,815)  (5,752,746) (441,865)
                               ------------  ----------  -----------  --------
Net decrease.................. $ (2,274,118)   (194,072) $(1,209,947)  (90,673)
                               ============  ==========  ===========  ========
Class B Shares:
Shares issued................. $        --          --   $     2,000       161
Dividends reinvested..........           66           6            4         1
Shares redeemed...............       (2,071)       (168)         --        --
                               ------------  ----------  -----------  --------
Net increase (decrease)....... $     (2,005)       (162) $     2,004       162
                               ============  ==========  ===========  ========
Class I Shares:
Shares issued................. $222,099,320  18,631,505  $       --        --
Dividends reinvested..........        3,923         325          --        --
Shares redeemed...............   (4,444,913)   (371,925)         --        --
                               ------------  ----------  -----------  --------
Net increase.................. $217,658,330  18,259,905  $       --        --
                               ============  ==========  ===========  ========
Net increase (decrease) in
 Fund......................... $215,382,207  18,065,671  $(1,207,943)  (90,511)
                               ============  ==========  ===========  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                               U.S. GOVERNMENT
                                MONEY MARKET                 MONEY MARKET
                                    FUND                         FUND
                          --------------------------  ----------------------------
                            FOR THE       FOR THE       FOR THE        FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                              1995          1994          1995           1994
                          ------------  ------------  ------------   ------------
                             SHARES        SHARES        SHARES         SHARES
                             ------        ------        ------         ------
Class A Shares:
Shares issued...........   250,085,862   677,021,399   802,777,063   1,724,346,455
Dividends reinvested....     2,488,380     1,310,332     6,872,109       2,559,069
Shares redeemed.........  (311,695,323) (716,564,214) (725,110,518) (1,770,081,791)
                          ------------  ------------  ------------  --------------
Net increase (decrease).   (59,121,081)  (38,232,483)   84,538,654     (43,176,267)
                          ============  ============  ============  ==============
Class B Shares:
Shares issued...........           --            --        250,080             --
Dividends reinvested....           --            --            903             --
Shares redeemed.........           --            --       (186,116)            --
                          ------------  ------------  ------------  --------------
Net increase............           --            --         64,867             --
                          ============  ============  ============  ==============
Net increase (decrease)
 in Fund................   (59,121,081)  (38,232,483)   84,603,521     (43,176,267)
                          ============  ============  ============  ==============

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         MUNICIPAL
                                                        MONEY MARKET
                                                            FUND
                                            ------------------------------------
                                                 FOR THE           FOR THE
                                               YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 1995  DECEMBER 31, 1994
                                            ----------------- ------------------
                                                 SHARES             SHARES
                                                 ------             ------
Class A Shares:
Shares issued..............................    534,326,783        428,067,086
Dividends reinvested.......................      3,305,612          2,261,400
Shares redeemed............................   (482,251,105)      (434,859,851)
                                              ------------       ------------
Net increase (decrease) in Fund............     55,381,290         (4,531,365)
                                              ============       ============

-----------
(a) Period from commencement of operations.
(b) Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(c) Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(d) Includes 91,228 shares converted to Class A Shares on December 2, 1994.

NOTE 6--MERGER AND SUBSEQUENT EVENT

  On December 1, 1995, FCIMCO's ultimate parent company, First Chicago Corporation, merged with NBD Bancorp., Inc., with the combined company renamed First Chicago NBD Corporation (FCNBD). FCNBD has now begun the process of reorganizing their proprietary mutual funds: Prairie Funds, Prairie Institutional Funds and the Woodward Funds (whose investment adviser is NBD Bank, a wholly owned subsidiary of FCNBD).
  On February 20, 1996, the Board of Trustees of The Woodward Funds and the Board of Trustees/Directors of the Prairie Funds, Prairie Municipal Bond Fund, Inc. and Prairie Intermediate Bond Fund approved Reorganization Agreements, which are subject to shareholder approval. The expenses incurred in connection with entering into and carrying out provisions of the Reorganization Agreements, whether or not the transactions contemplated thereby are consummated, will be paid by FCNBD. The reorganization is intended to be effected on a tax-free basis, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization.
  A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7--ELIGIBLE DISTRIBUTIONS (UNAUDITED):
  The Trust designates the following eligible distributions for the dividends received deduction for corporations for the year ended December 31, 1995:

                                                    MANAGED
                                                     ASSETS   MANAGED   EQUITY
                                                     INCOME   ASSETS    INCOME
                                                      FUND     FUND      FUND
                                                    -------   -------   ------
Dividend Income................................... $1,219,984 $52,630 $8,875,334
Dividend Income Per Share--Class A Shares.........       0.28    0.05       0.32
Dividend Income Per Share--Class B Shares.........       0.22    0.05       0.26
Dividend Income Per Share--Class I Shares.........       0.28    0.08       0.36

                                      GROWTH        SPECIAL       INTERNATIONAL
                                       FUND    OPPORTUNITIES FUND  EQUITY FUND
                                      ------   ------------------ -------------
Dividend Income.................... $4,772,025      $611,057        $973,285
Dividend Income Per Share--Class A
 Shares............................       0.10          0.01            0.05
Dividend Income Per Share--Class B
 Shares............................       0.05          0.00            0.03
Dividend Income Per Share--Class I
 Shares............................       0.12          0.04            0.07

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                       For the Year Ended December 31,
                                   --------------------------------------------
                                    1995     1994      1993     1992     1991
                                    ----     ----      ----     ----     ----
CLASS A SHARES:
 Net Asset Value, Beginning of
   Year..........................  $ 12.13  $ 13.11   $ 12.68  $ 12.56  $ 10.79
                                   -------  -------   -------  -------  -------
 INCOME FROM INVESTMENT OPERA-
   TIONS:
  Net investment income (loss)...     0.64     0.73      0.72     0.79     0.83
  Net realized and unrealized
    gains (losses) on invest-
    ments........................     2.48    (0.98)     0.61     0.26     1.77
                                   -------  -------   -------  -------  -------
   TOTAL INCOME (LOSS) FROM
     INVESTMENT OPERATIONS.......     3.12    (0.25)     1.33     1.05     2.60
                                   -------  -------   -------  -------  -------
 LESS DIVIDENDS AND DISTRIBU-
   TIONS:
  From net investment income.....    (0.68)   (0.72)    (0.72)   (0.77)   (0.83)
  From net realized gains on in-
    vestments....................    (0.03)   (0.01)    (0.18)   (0.16)      --
                                   -------  -------   -------  -------  -------
   TOTAL DIVIDENDS AND DISTRIBU-
     TIONS.......................    (0.71)   (0.73)    (0.90)   (0.93)   (0.83)
                                   -------  -------   -------  -------  -------
 Net change in net asset value...     2.41    (0.98)     0.43     0.12     1.77
                                   -------  -------   -------  -------  -------
 Net Asset Value, End of Year....  $ 14.54  $ 12.13   $ 13.11  $ 12.68  $ 12.56
                                   =======  =======   =======  =======  =======
---------------------------------
TOTAL RETURN (EXCLUDES SALES
  CHARGE)                            26.40%   (1.92)%   10.70%    8.68%   24.87%
---------------------------------
---------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------
 Ratio of expenses to average net
   assets........................     1.17%    0.63%     0.39%    0.02%      --
 Ratio of net investment income
   to average net assets.........     4.88%    5.77%     5.54%    6.24%    7.04%
 Ratio of expenses to average net
   assets*.......................     1.54%    1.67%     1.65%    1.88%    2.16%
 Ratio of net investment income
   to average net assets*........     4.51%    4.73%     4.28%    4.38%    4.88%
 Portfolio turnover..............     8.23%   28.69%    16.40%   22.14%   26.02%
 Net assets, end of period (000's
   omitted)......................  $51,997  $44,367   $51,586  $34,262  $14,038

-----------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                        For the      For the
                                                      Period Ended Period Ended
                                                      December 31, December 2,
                                                        1995(2)      1994(1)
                                                      ------------ ------------
CLASS B SHARES:
 Net Asset Value, Beginning of Period...............     $12.42       $13.05
                                                         ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.45         0.51
  Net realized and unrealized gains (losses) on
    investments.....................................       2.17        (0.91)
                                                         ------       ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS...       2.62        (0.40)
                                                         ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.45)       (0.54)
  From net realized gains on investments............      (0.03)       (0.01)
                                                         ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.48)       (0.55)
                                                         ------       ------
 Net change in net asset value......................       2.14        (0.95)
                                                         ------       ------
 Conversion to Class A Shares(3)....................         NA        12.10
                                                         ------       ------
 Net Asset Value, End of Period.....................     $14.56       $   --
                                                         ======       ======
----------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                 21.42%++     (3.13)%++
----------------------------------------------------
----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------
 Ratio of expenses to average net assets............       1.92%+       1.21%+
 Ratio of net investment income to average net as-
   sets.............................................       3.89%+       4.10%+
 Ratio of expenses to average net assets*...........       2.12%+       2.17%+
 Ratio of net investment income to average net as-
   sets*............................................       3.70%+       3.14%+
 Portfolio turnover.................................       8.23%++     28.69%++
 Net assets, end of period (000's omitted)..........     $2,175       $   --

-----------
(1) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
(2) For the period March 3, 1995 (re-offering date of Class B Shares) through December 31, 1995.
(3) On December 2, 1994, the Fund terminated its offering of Class B shares under the then-current sales load schedule and such shares converted to Class A Shares.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                                      For the
                                                                    Period Ended
                                                                    December 31,
                                                                      1995(1)
                                                                    ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period.............................     $12.42
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................................       0.57
  Net realized and unrealized gains on investments................       2.18
                                                                       ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........................       2.75
                                                                       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................................      (0.57)
  From net realized gains on investments..........................      (0.03)
                                                                       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............................      (0.60)
                                                                       ------
 Net change in net asset value....................................       2.15
                                                                       ------
 Net Asset Value, End of Period...................................     $14.57
                                                                       ======
------------------------------------------------------------------
 TOTAL RETURN                                                           22.55%++
------------------------------------------------------------------
------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------
 Ratio of expenses to average net assets..........................       0.77%+
 Ratio of net investment income to average net assets.............       5.12%+
 Ratio of expenses to average net assets*.........................       1.22%+
 Ratio of net investment income to average net assets*............       4.66%+
 Portfolio turnover...............................................       8.23%++
 Net assets, end of period (000's omitted)........................     $1,294

-----------
(1) For the period March 3, 1995, (initial offering date of Class I Shares) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
+   Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Managed    Equity
                                                Assets     Income     Growth
                                                Fund(1)    Fund(2)    Fund(2)
                                                -------    -------    -------
 CLASS A SHARES:
  Net Asset Value, Beginning of Period........  $10.00     $10.00     $10.00
                                                ------     ------     ------
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income......................    0.14       0.36       0.11
   Net realized and unrealized gains on in-
     vestments................................    1.50       2.57       2.86
                                                ------     ------     ------
    TOTAL INCOME FROM INVESTMENT OPERATIONS...    1.64       2.93       2.97
                                                ------     ------     ------
  LESS DIVIDENDS AND DISTRIBUTIONS:
   From net investment income.................   (0.14)     (0.36)     (0.11)
   In excess of net investment income.........      --      (0.01)        --
   From net realized gains on investments and
     foreign currency transactions............      --      (0.34)     (0.89)
                                                ------     ------     ------
    TOTAL DIVIDENDS AND DISTRIBUTIONS.........   (0.14)     (0.71)     (1.00)
                                                ------     ------     ------
  Net change in net asset value...............    1.50       2.22       1.97
                                                ------     ------     ------
  Net Asset Value, End of Period..............  $11.50     $12.22     $11.97
                                                ======     ======     ======
----------------------------------------------
 TOTAL RETURN (EXCLUDES SALES CHARGE)            16.48%++   29.78%++   29.98%++
----------------------------------------------
----------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------
  Ratio of expenses to average net assets.....    1.26%+     1.11%+     1.21%+
  Ratio of net investment income to average
    net assets................................    2.45%+     3.33%+     0.86%+
  Ratio of expenses to average net assets*....    3.15%+     1.44%+     1.39%+
  Ratio of net investment income (loss) to av-
    erage net assets*.........................    0.56%+     2.99%+     0.68%+
  Portfolio turnover..........................    2.25%++   44.07%++  106.02%++
  Net assets, end of period (000's omitted)...  $8,356     $2,873     $4,329

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Special     International            International
 Opportunities     Equity      Bond          Bond
    Fund(2)        Fund(3)    Fund(4)       Fund(2)
 -------------  ------------- -------    -------------
     $10.00        $10.00     $10.00        $10.00
   --------        ------     ------        ------
       0.02          0.10       0.57          0.98
       2.45          1.40       1.20          1.10
   --------        ------     ------        ------
       2.47          1.50       1.77          2.08
   --------        ------     ------        ------
      (0.02)        (0.09)     (0.57)        (0.98)
         --            --         --         (0.01)
      (0.25)        (0.25)     (0.39)        (0.34)
   --------        ------     ------        ------
      (0.27)        (0.34)     (0.96)        (1.33)
   --------        ------     ------        ------
       2.20          1.16       0.81          0.75
   --------        ------     ------        ------
     $12.20        $11.16     $10.81        $10.75
   ========        ======     ======        ======
      24.80%++      15.16%++   18.22%++      21.10%++
       1.25%+        1.50%+     1.02%+        1.33%+
       0.19%+        1.19%+     5.94%+        4.91%+
       2.56%+        1.96%+     1.57%+        3.65%+
      (1.12)%+       0.72%+     5.39%+        2.59%+
      38.89%++       5.65%++  156.11%++      48.03%++
     $  672        $2,749     $1,847         $ 487

                       See Notes to Financial Statements.

PRAIRIE FUNDS

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
For the Period Ended December 31, 1995
-------------------------------------------------------------------------------

                                               Managed    Equity
                                               Assets     Income     Growth
                                               Fund(1)    Fund(2)    Fund(2)
                                               -------    -------    -------
 CLASS B SHARES:
  Net Asset Value, Beginning of Period.......  $10.00     $10.00     $ 10.00
                                               ------     ------     -------
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)..............    0.13       0.29        0.06
   Net realized and unrealized gains on in-
     vestments...............................    1.45       2.56        2.84
                                               ------     ------     -------
    TOTAL INCOME FROM INVESTMENT OPERATIONS..    1.58       2.85        2.90
                                               ------     ------     -------
  LESS DIVIDENDS AND DISTRIBUTIONS:
   From net investment income................   (0.13)     (0.29)      (0.06)
   In excess of net investment income........      --         --          --
   From net realized gains on investments and
     foreign currency transactions...........      --      (0.34)      (0.89)
                                               ------     ------     -------
    TOTAL DIVIDENDS AND DISTRIBUTIONS........   (0.13)     (0.63)      (0.95)
                                               ------     ------     -------
  Net change in net asset value..............    1.45       2.22        1.95
                                               ------     ------     -------
  Net Asset Value, End of Period.............  $11.45     $12.22     $ 11.95
                                               ======     ======     =======
---------------------------------------------
 TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)      15.83%++   28.97%++    29.15%++
---------------------------------------------
---------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------
  Ratio of expenses to average net assets....    2.00%+     1.90%+      2.04%+
  Ratio of net investment income (loss) to
    average net assets.......................    1.69%+     2.65%+      0.02%+
  Ratio of expenses to average net assets*...    6.84%+     2.65%+      2.60%+
  Ratio of net investment income (loss) to
    average net assets*......................   (3.15)%+    1.90%+     (0.54)%+
  Portfolio turnover.........................    2.25%++   44.07%++   106.02%++
  Net assets, end of period (000's omitted)..  $  833     $  593     $   268

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. if such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Special     International            International
 Opportunities     Equity      Bond          Bond
    Fund(2)        Fund(3)    Fund(4)       Fund(2)
 -------------  ------------- -------    -------------
     $10.00        $10.00     $10.00        $10.00
   --------        ------     ------        ------
      (0.03)         0.05       0.50          0.91
       2.40          1.39       1.20          1.16
   --------        ------     ------        ------
       2.37          1.44       1.70          2.07
   --------        ------     ------        ------
         --         (0.05)     (0.50)        (0.91)
         --            --         --         (0.01)
      (0.25)        (0.25)     (0.39)        (0.34)
   --------        ------     ------        ------
      (0.25)        (0.30)     (0.89)        (1.26)
   --------        ------     ------        ------
       2.12          1.14       0.81          0.81
   --------        ------     ------        ------
     $12.12        $11.14     $10.81        $10.81
   ========        ======     ======        ======
      23.76%++      14.52%++   17.41%++      20.90%++
       2.00%+        2.28%+     1.87%+        2.03%+
      (0.51)%+       0.40%+     5.22%+        4.39%+
       9.52%+        3.83%+     3.91%+        8.69%+
      (8.04)%+      (1.15)%+    3.19%+       (2.28)%+
      38.89%++       5.65%++  156.11%++      48.03%++
     $   15        $  193     $   61        $    4

                       See Notes to Financial Statements.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
For the Year Ended December 31, 1995
--------------------------------------------------------------------------------

                                               Managed     Equity
                                               Assets      Income      Growth
                                               Fund(1)    Fund(2)     Fund(2)
                                               -------    --------    --------
CLASS I SHARES:
 Net Asset Value, Beginning of Period........  $10.00     $  10.00    $  10.00
                                               ------     --------    --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................    0.22         0.42        0.15
  Net realized and unrealized gains on in-
    vestments................................    1.46         2.55        2.86
                                               ------     --------    --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS...    1.68         2.97        3.01
                                               ------     --------    --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.................   (0.22)       (0.42)      (0.15)
  In excess of net investment income.........      --           --          --
  From net realized gains on investments and
    foreign currency transactions............      --        (0.34)      (0.89)
                                               ------     --------    --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.........   (0.22)       (0.76)      (1.04)
                                               ------     --------    --------
 Net change in net asset value...............    1.46         2.21        1.97
                                               ------     --------    --------
 Net Asset Value, End of Period..............  $11.46     $  12.21    $  11.97
                                               ======     ========    ========
---------------------------------------------
 TOTAL RETURN                                   16.90%++     30.27%++    30.38%++
---------------------------------------------
---------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------
 Ratio of expenses to average net assets.....    0.80%+       0.65%+      0.80%+
 Ratio of net investment income to average
   net assets................................    3.06%+       4.08%+      1.46%+
 Ratio of expenses to average net assets*....    4.12%+       0.77%+      0.92%+
 Ratio of net investment income (loss) to av-
   erage net assets*.........................   (0.26)%+      3.96%+      1.34%+
 Portfolio turnover..........................    2.25%++     44.07%++   106.02%++
 Net assets, end of period (000's omitted)...  $  411     $283,927    $293,944

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Special     International              International
Opportunities     Equity        Bond          Bond
   Fund(2)        Fund(3)     Fund(4)        Fund(2)
-------------  -------------  -------     -------------
  $  10.00       $  10.00     $  10.00       $ 10.00
  --------       --------     --------       -------
      0.06           0.14         0.61          1.02
      2.44           1.40         1.20          1.16
  --------       --------     --------       -------
      2.50           1.54         1.81          2.18
  --------       --------     --------       -------
     (0.06)         (0.12)       (0.61)        (1.02)
        --             --           --         (0.01)
     (0.25)         (0.25)       (0.39)        (0.34)
  --------       --------     --------       -------
     (0.31)         (0.37)       (1.00)        (1.37)
  --------       --------     --------       -------
      2.19           1.17         0.81          0.81
  --------       --------     --------       -------
  $  12.19       $  11.17     $  10.81       $ 10.81
  ========       ========     ========       =======
     25.08%++       15.62%++     18.57%++      22.13%++
      0.85%+         1.05%+       0.70%+        0.95%+
      0.59%+         1.70%+       6.48%+        5.71%+
      1.09%+         1.38%+       0.87%+        1.93%+
      0.36%+         1.36%+       6.31%+        4.73%+
     38.89%++        5.65%++    156.11%++      48.03%++
   $92,926       $101,448     $125,401       $14,504

                       See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                             For the      For the     For the
                                           Period Ended Year Ended  Period Ended
                                           December 31, January 31, January 31,
                                             1995(1)       1995       1994(2)
                                           ------------ ----------- ------------
CLASS A SHARES:
 Net Asset Value, Beginning of Period....     $ 7.68      $ 8.25       $ 8.36
                                              ------      ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERA-
   TIONS:
  Net investment income..................       0.44        0.52         0.47
  Net realized and unrealized gains
    (losses) on investments..............       0.72       (0.57)       (0.09)
                                              ------      ------       ------
   TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS..........................       1.16       (0.05)        0.38
                                              ------      ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.............      (0.44)      (0.52)       (0.47)
  From net realized gains on investments.      (0.22)        --         (0.02)
                                              ------      ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.....      (0.66)      (0.52)       (0.49)
                                              ------      ------       ------
 Net change in net asset value...........       0.50       (0.57)       (0.11)
                                              ------      ------       ------
 Net Asset Value, End of Period..........     $ 8.18      $ 7.68       $ 8.25
                                              ======      ======       ======
-----------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)           15.55%++    (0.45)%       5.16%+
-----------------------------------------
-----------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------
 Ratio of expenses to average net assets.       0.94%+      0.04%          --
 Ratio of net investment income to
   average net assets....................       5.72%+      6.70%        5.96%+
 Ratio of expenses to average net as-
   sets*.................................       1.15%+      2.78%        3.67%+
 Ratio of net investment income to
   average net assets*...................       5.51%+      3.96%        2.29%+
 Portfolio turnover......................     173.26%++    71.65%       26.54%++
 Net assets, end of period (000's omit-
   ted)..................................     $6,095      $   69       $   65

-----------
(1) For the period February 1, 1995 through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period March 5, 1993 (commencement of operations) through January 31, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                        For the      For the
                                                      Period Ended Period Ended
                                                      December 31, December 2,
                                                        1995(1)      1994(2)
                                                      ------------ ------------
CLASS B SHARES:
 Net Asset Value, Beginning of Period...............     $ 8.13       $ 8.16
                                                         ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.24         0.40
  Net realized and unrealized gains (losses) on
    investments.....................................       0.27        (0.55)
                                                         ------       ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS...       0.51        (0.15)
                                                         ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.24)       (0.40)
  From net realized gains on invesments.............      (0.22)          --
                                                         ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.46)       (0.40)
                                                         ------       ------
 Net change in net asset value......................       0.05        (0.55)
                                                         ------       ------
 Conversion to Class A Shares(3)....................         NA         7.61
                                                         ------       ------
 Net Asset Value, End of Period.....................     $ 8.18       $   --
                                                         ======       ======
----------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                  6.41%++     (1.82)%++
----------------------------------------------------
----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------
 Ratio of expenses to average net assets............       1.60%+         --
 Ratio of net investment income to average net as-
   sets.............................................       5.00%+       6.48%+
 Ratio of expenses to average net assets*...........       1.78%+       2.58%+
 Ratio of net investment income to average net as-
   sets*............................................       4.83%+       3.90%+
 Portfolio turnover.................................     173.26%++     71.65%++
 Net assets, end of period (000's omitted)..........     $  259       $   --

-----------
(1) For the period May 31, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(3) On December 2, 1994, the Fund terminated the offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                            For the       For the     For the
                                          Period Ended  Year Ended  Period Ended
                                          December 31,  January 31, January 31,
                                            1995(1)        1995       1994(2)
                                          ------------  ----------- ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period...    $   7.68      $ 8.25       $ 8.36
                                            --------      ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERA-
   TIONS:
  Net investment income.................        0.47        0.52         0.47
  Net realized and unrealized gains
    (losses) on investments.............        0.72       (0.57)       (0.09)
                                            --------      ------       ------
   TOTAL INCOME FROM INVESTMENT
     OPERATIONS.........................        1.19       (0.05)        0.38
                                            --------      ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income............       (0.47)      (0.52)       (0.47)
  From net realized gains on invesments.       (0.22)         --        (0.02)
                                            --------      ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS....       (0.69)      (0.52)       (0.49)
                                            --------      ------       ------
 Net change in net asset value..........        0.50       (0.57)       (0.11)
                                            --------      ------       ------
 Net Asset Value, End of Period.........    $   8.18      $ 7.68       $ 8.25
                                            ========      ======       ======
----------------------------------------
TOTAL RETURN                                   15.90%++    (0.48)%       5.16%++
----------------------------------------
----------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------
 Ratio of expenses to average net as-
   sets.................................        0.55%+      0.04%          --
 Ratio of net investment income to
   average net assets...................        6.34%+      6.70%        6.21%+
 Ratio of expenses to average net as-
   sets*................................        0.67%+      2.78%        2.64%+
 Ratio of net investment income to
   average net assets*..................        6.22%+      3.96%        3.57%+
 Portfolio turnover.....................      173.26%++    71.65%       26.54%++
 Net assets, end of period (000's omit-
   ted).................................    $191,930      $7,101       $5,128

-----------
(1) For the period February 1, 1995 through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period March 5, 1993 (commencement of operations) through January 31, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            For the                     For the Year Ended
                          Period Ended  ---------------------------------------------------
                          December 31,  February 28, February 28, February 28, February 29,
                            1995(1)         1995         1994         1993         1992
                          ------------  ------------ ------------ ------------ ------------
CLASS A SHARES:
 Net Asset Value, Begin-
   ning of Period.......    $ 11.79       $ 12.18      $ 12.79      $ 12.25      $ 11.95
                            -------       -------      -------      -------      -------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income.       0.44          0.55         0.61         0.64         0.76
  Net realized and
    unrealized gains
    (losses) on invest-
    ments...............       0.56         (0.36)        0.01         0.68         0.37
                            -------       -------      -------      -------      -------
   TOTAL INCOME FROM
     INVESTMENT
     OPERATIONS.........       1.00          0.19         0.62         1.32         1.13
                            -------       -------      -------      -------      -------
 LESS DIVIDENDS AND DIS-
   TRIBUTIONS:
  From net investment
    income..............      (0.44)        (0.55)       (0.61)       (0.64)       (0.76)
  From net realized
    gains on invest-
    ments...............      (0.10)        (0.03)       (0.62)       (0.14)       (0.07)
                            -------       -------      -------      -------      -------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......      (0.54)        (0.58)       (1.23)       (0.78)       (0.83)
                            -------       -------      -------      -------      -------
 Net change in net asset
   value................       0.46         (0.39)       (0.61)        0.54         0.30
                            -------       -------      -------      -------      -------
 Net Asset Value, End of
   Period...............    $ 12.25       $ 11.79      $ 12.18      $ 12.79      $ 12.25
                            =======       =======      =======      =======      =======
------------------------
TOTAL RETURN (EXCLUDES
  SALES CHARGE)                8.58%++       1.64%        4.94%       11.26%        9.78%
------------------------
------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------
 Ratio of expenses to
   average net assets...       0.83%+        0.29%        0.06%          --           --
 Ratio of net investment
   income to average net
   assets...............       4.30%+        4.73%        4.78%        5.16%        6.15%
 Ratio of expenses to
   average net assets*..       0.97%+        1.38%        1.27%        1.31%        1.72%
 Ratio of net investment
   income to average net
   assets*..............       4.16%+        3.64%        3.57%        3.85%        4.43%
 Portfolio turnover.....      44.75%++     128.02%      167.95%       63.67%       86.91%
 Net assets, end of
   period
   (000's omitted)......    $17,777       $17,243      $28,826      $27,885      $18,310

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                          For the Period Ended
                           ----------------------------------------------------
                           December 31, February 28,  December 2,  February 28,
                             1995(1)      1995(2)       1994(3)      1994(4)
                           ------------ ------------  -----------  ------------
CLASS B SHARES:
 Net Asset Value, Begin-
   ning of Period........     $11.80      $ 11.57       $ 12.18      $  12.32
                              ------      -------       -------      --------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income..       0.37         0.04          0.37          0.03
  Net realized and
    unrealized gains
    (losses) on
    investments..........       0.55         0.23         (0.72)        (0.14)
                              ------      -------       -------      --------
   TOTAL INCOME (LOSS)
     FROM INVESTMENT
     OPERATIONS..........       0.92         0.27         (0.35)        (0.11)
                              ------      -------       -------      --------
 LESS DIVIDENDS AND DIS-
   TRIBUTIONS:
  From net investment in-
    come.................      (0.37)       (0.04)        (0.37)        (0.03)
  From net realized gains
    on investments.......      (0.10)          --         (0.03)           --
                              ------      -------       -------      --------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS.......      (0.47)       (0.04)        (0.40)        (0.03)
                              ------      -------       -------      --------
 Net change in net asset
   value.................       0.45         0.23         (0.75)        (0.14)
                              ------      -------       -------      --------
 Conversion to Class A
   shares(3).............         NA           NA         11.43            NA
                              ------      -------       -------      --------
 Net Asset Value, End of
   Period................     $12.25      $ 11.80       $    --      $  12.18
                              ======      =======       =======      ========
-------------------------
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE)            7.75%++      2.30%++      (2.98)++      (0.93)%++
-------------------------
-------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
 Ratio of expenses to av-
   erage net assets......       1.71%+       1.36%+        0.76%+        0.75%+
 Ratio of net investment
   income to average net
   assets................       3.36%+       3.72%+        4.03%+        1.68%+
 Ratio of expenses to
   average net assets*...       2.01%+       1.64%+        2.00%+        3.00%+
 Ratio of net investment
   income (loss) to
   average net assets*...       3.06%+       3.44%+        2.79%+       (0.57)%+
 Portfolio turnover......      44.75%++    128.02%++     128.02%++     167.95%++
 Net assets, end of pe-
   riod (000's omitted)..     $  341      $     6       $    --      $     12

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period January 30, 1995 (re-offering date of Class B Shares) through February 28, 1995.
(3) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(4) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                       For the       For the
                                                     Period Ended   Year Ended
                                                     December 31,  February 28,
                                                       1995(1)       1995(2)
                                                     ------------  ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period..............    $  11.80      $  11.57
                                                       --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............................        0.47          0.04
  Net realized and unrealized gains on investments.        0.55          0.23
                                                       --------      --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.........        1.02          0.27
                                                       --------      --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.......................       (0.47)        (0.04)
  From net realized gains on investments...........       (0.10)           --
                                                       --------      --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...............       (0.57)        (0.04)
                                                       --------      --------
 Net change in net asset value.....................        0.45          0.23
                                                       --------      --------
 Net Asset Value, End of Period....................    $  12.25      $  11.80
                                                       ========      ========
---------------------------------------------------
TOTAL RETURN                                               8.76%++       2.37%++
---------------------------------------------------
---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------
 Ratio of expenses to average net assets...........        0.55%+        0.50%+
 Ratio of net investment income to average net as-
   sets............................................        4.78%+        4.79%+
 Ratio of expenses to average net assets*..........        0.68%+        0.60%+
 Ratio of net investment income to average net as-
   sets*...........................................        4.65%+        4.69%+
 Portfolio turnover................................       44.75%++     128.02%++
 Net assets, end of period (000's omitted).........    $373,753      $365,801

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period February 1, 1995 (initial offering date of Class I Shares) through February 28, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            For the                    For the Year Ended
                          Period Ended ---------------------------------------------------
                          December 31, February 28, February 28, February 28, February 29,
                            1995(1)        1995         1994         1993         1992
                          ------------ ------------ ------------ ------------ ------------
CLASS A SHARES:
 Net Asset Value,
   Beginning of Period..     $12.06       $12.13       $13.25      $ 12.49       $12.10
                             ------       ------       ------      -------       ------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income.       0.48         0.60         0.63         0.70         0.76
  Net realized and
    unrealized gains
    (losses) on
    investments.........       0.82        (0.07)       (0.15)        1.01         0.47
                             ------       ------       ------      -------       ------
   TOTAL INCOME FROM
     INVESTMENT
     OPERATIONS.........       1.30         0.53         0.48         1.71         1.23
                             ------       ------       ------      -------       ------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income..............      (0.48)       (0.60)       (0.63)       (0.70)       (0.76)
  From net realized
    gains on
    investments.........      (0.24)          --        (0.96)       (0.25)       (0.08)
  In excess of net
    realized gains on
    investments.........         --           --        (0.01)          --           --
                             ------       ------       ------      -------       ------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......      (0.72)       (0.60)       (1.60)       (0.95)       (0.84)
                             ------       ------       ------      -------       ------
 Net change in net asset
   value................       0.58        (0.07)       (1.12)        0.76         0.39
                             ------       ------       ------      -------       ------
 Net Asset Value, End of
   Period...............     $12.64       $12.06       $12.13      $ 13.25       $12.49
                             ======       ======       ======      =======       ======
------------------------
TOTAL RETURN (EXCLUDES
  SALES CHARGE)               10.95%++      4.45%        3.70%       14.37%       10.50%
------------------------
------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------
 Ratio of expenses to
   average net assets...       0.89%+       1.98%          --           --           --
 Ratio of net investment
   income to average net
   assets...............       4.57%+       5.09%        4.85%        5.49%        5.99%
 Ratio of expenses to
   average net assets*..       1.04%+       3.89%        1.44%        1.59%        2.75%
 Ratio of net investment
   income to average net
   assets*..............       4.43%+       3.18%        3.41%        3.90%        3.24%
 Portfolio turnover.....      69.31%++     60.78%      175.06%       88.53%       66.28%
 Net assets, end of
   period
   (000's omitted)......     $7,426       $6,840       $9,234      $11,290       $6,591

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                For the Period Ended
                                        ----------------------------------------
                                        December 31,  December 2,   February 28,
                                          1995(1)       1994(2)       1994(3)
                                        ------------  -----------   ------------
CLASS B SHARES:
 Net Asset Value, Beginning of Period.    $ 12.17       $12.14        $ 12.37
                                          -------       ------        -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............       0.34         0.41           0.03
  Net realized and unrealized gains
    (losses) on investments...........       0.72        (0.70)         (0.23)
                                          -------       ------        -------
   TOTAL INCOME FROM INVESTMENT
     OPERATIONS.......................       1.06        (0.29)         (0.20)
                                          -------       ------        -------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income..........      (0.34)       (0.41)         (0.03)
  From net realized gains on invest-
    ments.............................      (0.24)
                                          -------       ------        -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..      (0.58)       (0.41)         (0.03)
                                          -------       ------        -------
 Net change in net asset value........       0.48        (0.70)         (0.23)
                                          -------       ------        -------
 Conversion to Class A Shares(4)......         NA        11.44             NA
                                          -------       ------        -------
 Net Asset Value, End of Period.......    $ 12.65       $   NA        $ 12.14
                                          =======       ======        =======
--------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGE)                                    8.81%++     (4.30)%++      (1.64)%++
--------------------------------------
--------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------
 Ratio of expenses to average net
   assets.............................       1.66%+       3.18%+         0.50%+
 Ratio of net investment income to
   average net assets.................       3.61%+       4.51%+         4.10%+
 Ratio of expenses to average net
   assets*............................       2.04%+       5.85%+         2.91%+
 Ratio of net investment income to
   average net assets*................       3.23%+       1.84%+         1.69%+
 Portfolio turnover...................      69.31%++     60.78%++      175.06%++
 Net assets, end of period (000's
   omitted)...........................    $   238       $   --        $     2

-----------
(1) For the period April 4, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(3) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.
(4) On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                     For the Period Ended
                                                 -------------------------------
                                                 December 31,  February 28,
                                                   1995(1)       1995(2)
                                                 ------------  ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period..........    $  12.06      $  12.06
                                                   --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income........................        0.52          0.05
  Net realized and unrealized gains on invest-
    ments......................................        0.81            --
                                                   --------      --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.....        1.33          0.05
                                                   --------      --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income...................       (0.52)        (0.05)
  From net realized gains on investments.......       (0.24)           --
                                                   --------      --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...........       (0.76)        (0.05)
                                                   --------      --------
 Net change in net asset value.................        0.57            --
                                                   --------      --------
 Net Asset Value, End of Period................    $  12.63      $  12.06
                                                   ========      ========
-----------------------------------------------
TOTAL RETURN                                          11.20%++       0.39%++
-----------------------------------------------
-----------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------
 Ratio of expenses to average net assets.......        0.54%+        0.65%+
 Ratio of net investment income to average net
   assets......................................        4.95%+        5.45%+
 Ratio of expenses to average net assets*......        0.67%+        0.79%+
 Ratio of net investment income to average net
   assets*.....................................        4.81%+        5.31%+
 Portfolio turnover............................       69.31%++      60.78%++
 Net assets, end of period (000's omitted).....    $240,160      $220,143

-----------
(1) For the period March 1, 1995, through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period February 1, 1995 (initial offering date of Class I Shares) to February 28, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                     For the Year Ended December 31,
                               ------------------------------------------------
                                1995      1994       1993      1992      1991
                               -------  --------   --------  --------  --------
CLASS A SHARES:
 Net Asset Value, Beginning
   of Year...................  $0.9996  $ 0.9999   $ 1.0000  $ 1.0000  $ 1.0000
                               -------  --------   --------  --------  --------
 INCOME FROM INVESTMENT OPER-
   ATIONS:
  Net investment income......   0.0498    0.0379     0.0249    0.0283    0.0498
  Net realized and unrealized
    gains (losses) on
    investments..............   0.0001   (0.0083)   (0.0001)       --        --
                               -------  --------   --------  --------  --------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS...   0.0499    0.0296     0.0248    0.0283    0.0498
                               -------  --------   --------  --------  --------
 LESS DIVIDENDS AND DISTRIBU-
   TIONS:
  From net investment income.  (0.0498)  (0.0379)   (0.0249)  (0.0283)  (0.0498)
                               -------  --------   --------  --------  --------
 Increase due to voluntary
   capital contribution from
   an affiliate of the In-
   vestment Adviser (Note
   3(d)).....................       --    0.0080         --        --        --
                               -------  --------   --------  --------  --------
 Net change in net asset val-
   ue........................   0.0001   (0.0003)   (0.0001)       --        --
                               -------  --------   --------  --------  --------
 Net Asset Value, End of
   Year......................  $0.9997  $ 0.9996   $ 0.9999  $ 1.0000  $ 1.0000
                               =======  ========   ========  ========  ========
-----------------------------
TOTAL RETURN                      5.09%     3.86%*     2.52%     2.87%     5.10%
-----------------------------
-----------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------
 Ratio of expenses to average
   net assets................     0.78%     0.86%      0.74%     0.91%     0.90%
 Ratio of net investment
   income to average net
   assets....................     4.97%     3.73%      2.48%     2.87%     4.97%
 Ratio of expenses to average
   net assets**..............     1.07%     0.88%      0.88%     0.91%     0.90%
 Ratio of net investment
   income to average net
   assets**..................     4.67%     3.71%      2.34%     2.87%     4.97%
 Net assets, end of period
   (000's omitted)...........  $57,264  $116,353   $154,613  $548,733  $990,897

-----------
 * Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 2.83%.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                   For the Year Ended December 31,
                             -------------------------------------------------
                               1995      1994       1993      1992      1991
                             --------  --------   --------  --------  --------
CLASS A SHARES:
 Net Asset Value, Beginning
   of Year.................. $ 0.9998  $ 1.0001   $ 1.0000  $ 1.0000  $ 1.0000
                             --------  --------   --------  --------  --------
 INCOME FROM INVESTMENT OP-
   ERATIONS:
  Net investment income.....   0.0514    0.0355     0.0274    0.0313    0.0543
  Net realized and
    unrealized gains (loss-
    es) on investments......   0.0100   (0.0109)    0.0001        --        --
                             --------  --------   --------  --------  --------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS..   0.0524    0.0246     0.0275    0.0313    0.0543
                             --------  --------   --------  --------  --------
 LESS DIVIDENDS AND DISTRI-
   BUTIONS:
  From net investment in-
    come....................  (0.0514)  (0.0355)   (0.0274)  (0.0313)  (0.0543)
  From net realized gains on
    investments.............  (0.0006)  (0.0002)        --        --        --
                             --------  --------   --------  --------  --------
    TOTAL DIVIDENDS AND
      DISTRIBUTIONS.........  (0.0520)  (0.0357)   (0.0274)  (0.0313)  (0.0543)
                             --------  --------   --------  --------  --------
 Increase due to voluntary
   capital contribution from
   an affiliate of the
   Investment Adviser (Note
   3(d))....................       --    0.0108         --        --        --
                             --------  --------   --------  --------  --------
 Net change in net asset
   value....................   0.0004   (0.0003)    0.0001        --        --
                             --------  --------   --------  --------  --------
 Net Asset Value, End of
   Year..................... $ 1.0002  $ 0.9998   $ 1.0001  $ 1.0000  $ 1.0000
                             ========  ========   ========  ========  ========
----------------------------
TOTAL RETURN                     5.33%     3.63%*     2.77%     3.18%     5.57%
----------------------------
----------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------
 Ratio of expenses to
   average net assets.......     0.79%     1.02%      0.94%     0.98%     0.97%
 Ratio of net investment
   income to average net
   assets...................     5.12%     3.51%      2.76%     3.17%     5.42%
 Ratio of expenses to
   average net assets**.....     1.07%     1.02%      0.99%     0.98%     0.97%
 Ratio of net investment
   income to average net
   assets**.................     4.83%     3.51%      2.71%     3.17%     5.42%
 Net assets, end of period
   (000's omitted).......... $203,994  $119,400   $162,623  $260,865  $456,791

-----------
 * Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 2.61%.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS-- (CONTINUED)
-------------------------------------------------------------------------------

                                                                  For the Period
                                                                      Ended
                                                                   December 31,
                                                                     1995(1)
                                                                  --------------
 CLASS B SHARES:
  Net Asset Value, Beginning of Period...........................    $1.0000
                                                                     -------
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.........................................     0.0162
   Net realized and unrealized gains on investments..............     0.0008
                                                                     -------
    TOTAL INCOME FROM INVESTMENT OPERATIONS......................     0.0170
                                                                     -------
  LESS DIVIDENDS AND DISTRIBUTIONS:
   From net investment income....................................    (0.0162)
   From net realized gains on investments........................    (0.0006)
                                                                     -------
     TOTAL DIVIDENDS AND DISTRIBUTIONS...........................    (0.0168)
                                                                     -------
  Net change in net asset value..................................     0.0002
                                                                     -------
  Net Asset Value, End of Period.................................    $1.0002
                                                                     =======
-----------------------------------------------------------------
 TOTAL RETURN                                                           1.69%++
-----------------------------------------------------------------
-----------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------
  Ratio of expenses to average net assets........................       1.51%+
  Ratio of net investment income to average net assets...........       4.33%+
  Ratio of expenses to average net assets*.......................       2.02%+
  Ratio of net investment income to average net assets*..........       3.82%+
  Net assets, end of period (000's omitted)......................    $    65

-----------
(1) For the period May 20, 1995 (initial offering of Class B Shares) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
+   Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                     For the Year Ended December 31,
                               ------------------------------------------------
                                 1995      1994      1993      1992      1991
                               --------  --------  --------  --------  --------
CLASS A SHARES:
 Net Asset Value, Beginning
   of Year...................  $ 0.9997  $ 0.9999  $ 0.9999  $ 0.9999  $ 0.9999
                               --------  --------  --------  --------  --------
 INCOME FROM INVESTMENT OPER-
   ATIONS:
  Net investment income......    0.0322    0.0234    0.0174    0.0236    0.0413
  Net realized and unrealized
    gains (losses) on
    investments..............    0.0001   (0.0002)       --        --        --
                               --------  --------  --------  --------  --------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS...    0.0323    0.0232    0.0174    0.0236    0.0413
                               --------  --------  --------  --------  --------
 LESS DIVIDENDS AND DISTRIBU-
   TIONS:
  From net investment income.   (0.0322)  (0.0234)  (0.0174)  (0.0236)  (0.0413)
                               --------  --------  --------  --------  --------
 Net change in net asset val-
   ue........................    0.0001   (0.0002)       --        --        --
                               --------  --------  --------  --------  --------
 Net Asset Value, End of
   Year......................  $ 0.9998  $ 0.9997  $ 0.9999  $ 0.9999  $ 0.9999
                               ========  ========  ========  ========  ========
-----------------------------
TOTAL RETURN                       3.26%     2.36%     1.75%     2.38%     4.21%
-----------------------------
-----------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------
 Ratio of expenses to average
   net assets................      0.70%     0.68%     0.79%     0.95%     0.98%
 Ratio of net investment
   income to average net
   assets....................      3.21%     2.33%     1.74%     2.38%     4.11%
 Ratio of expenses to average
   net assets*...............      0.94%     0.93%     0.95%     0.96%     0.98%
 Ratio of net investment
   income to average net
   assets*...................      2.97%     2.08%     1.58%     2.37%     4.11%
 Net assets, end of period
   (000's omitted)...........  $228,511  $173,130  $177,698  $210,000  $233,675

-----------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS
-------------------------------------------------------------------------------
Prairie Funds
Prairie Municipal Bond Fund, Inc.
Prairie Intermediate Bond Fund
The Members of the Boards and Shareholders

 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prairie Funds (comprising, respectively, the Managed Assets Income, Managed Assets, Equity Income, Growth, Special Opportunities, International Equity, Bond, International Bond, Intermediate Municipal Bond, U.S. Government Money Market, Money Market and Municipal Money Market Funds), Prairie Municipal Bond Fund, Inc. and Prairie Intermediate Bond Fund (collectively, the "Funds") as of December 31, 1995 and the related statements of operations for the periods then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995 by correspondence with the custodians and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Prairie Funds, Prairie Municipal Bond Fund, Inc. and Prairie Intermediate Bond Fund at December 31, 1995, the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

New York, New York
February 23, 1996